As filed with the Securities and Exchange Commission on April 27, 2021

Registration File Nos. 333-134820 and 811-21907

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 18	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 19	☒
(Check appropriate box or boxes.)

TIAA Separate Account VA-3

(Exact Name of Registrant)

Teachers Insurance and

Annuity Association of America

(Name of Insurance Company)

730 Third Avenue

New York, New York 10017

(Address of Insurance Company’s Principal Executive Offices)

Insurance Company’s Telephone Number, Including Area Code: (212) 490-9000

Name and Address of Agent for Service:	Copy to:

Aneal Krishnamurthy, Esquire Teachers Insurance and Annuity Association of America 730 Third Avenue	Stephen E. Roth, Esquire Eversheds Sutherland (US) LLP 700 Sixth Street, N.W., Suite 700 Washington, DC 20001-3980

New York, New York 10017

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on May 1, 2021, pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title & Securities Being Registered:	Interests in a separate account funding variable annuity contracts.

PROSPECTUS — LEVEL 1

MAY 1, 2021

TIAA Access

Individual and group variable annuity contracts funded through TIAA Separate Account VA-3 of Teachers Insurance and Annuity Association of America

This prospectus describes TIAA Access individual and group variable annuity contracts funded through the TIAA Separate Account VA-3 (the “separate account”). Before you invest, please read this prospectus carefully, along with the accompanying prospectuses for the funds, and keep them for future reference.

The separate account is a segregated investment account of Teachers Insurance and Annuity Association of America (“TIAA,” “we,” or “us”). The separate account provides individual and group variable annuities for employees of colleges, universities, other educational and research organizations, and other governmental and nonprofit institutions. Its main purpose is to invest funds for your retirement based on your choice of investment accounts. You can partially or fully annuitize and receive an income stream from the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund. See “Receiving Annuity Income” for other annuitization options.

More information about the separate account is on file with the Securities and Exchange Commission (“SEC”) in a Statement of Additional Information (“SAI”), dated May 1, 2021. You can request this document by writing us at our home office located at 730 Third Avenue, New York, New York 10017-3206 (attention: TIAA Imaging Services), or by calling 877-518-9161. The SAI, as supplemented from time to time, is incorporated by reference into this prospectus; that means it is legally part of the prospectus. The SAI’s table of contents is at the end of this prospectus. The SEC maintains a website (www.sec.gov) that contains the SAI and material incorporated by reference into this prospectus and other information regarding the separate account.

The SEC has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

You may allocate premiums to investment accounts of the separate account, and each investment account, in turn, invests in one of the following mutual funds:

The Institutional Class of the following TIAA-CREF Funds:

∎	TIAA-CREF Bond Index Fund
∎	TIAA-CREF Core Bond Fund
∎	TIAA-CREF Core Impact Bond Fund
∎	TIAA-CREF Core Plus Bond Fund
∎	TIAA-CREF Emerging Markets Equity Fund
∎	TIAA-CREF Emerging Markets Equity Index Fund
∎	TIAA-CREF Equity Index Fund
∎	TIAA-CREF Growth & Income Fund
∎	TIAA-CREF High-Yield Fund
∎	TIAA-CREF Inflation-Linked Bond Fund
∎	TIAA-CREF International Equity Fund
∎	TIAA-CREF International Equity Index Fund
∎	TIAA-CREF International Opportunities Fund
∎	TIAA-CREF Large-Cap Growth Fund
∎	TIAA-CREF Large-Cap Growth Index Fund
∎	TIAA-CREF Large-Cap Value Fund
∎	TIAA-CREF Large-Cap Value Index Fund
∎	TIAA-CREF Lifecycle Funds
•	Lifecycle Retirement Income Fund
•	Lifecycle 2010 Fund
•	Lifecycle 2015 Fund
•	Lifecycle 2020 Fund
•	Lifecycle 2025 Fund
•	Lifecycle 2030 Fund
•	Lifecycle 2035 Fund
•	Lifecycle 2040 Fund
•	Lifecycle 2045 Fund
•	Lifecycle 2050 Fund
•	Lifecycle 2055 Fund
•	Lifecycle 2060 Fund
•	Lifecycle 2065 Fund
∎	TIAA-CREF Lifecycle Index Funds
•	Lifecycle Index Retirement Income Fund
•	Lifecycle Index 2010 Fund

(list of Funds is continued on page 2)

•	Lifecycle Index 2015 Fund
•	Lifecycle Index 2020 Fund
•	Lifecycle Index 2025 Fund
•	Lifecycle Index 2030 Fund
•	Lifecycle Index 2035 Fund
•	Lifecycle Index 2040 Fund
•	Lifecycle Index 2045 Fund
•	Lifecycle Index 2050 Fund
•	Lifecycle Index 2055 Fund
•	Lifecycle Index 2060 Fund
•	Lifecycle Index 2065 Fund
∎	TIAA-CREF Mid-Cap Growth Fund
∎	TIAA-CREF Mid-Cap Value Fund
∎	TIAA-CREF Money Market Fund
∎	TIAA-CREF Quant Small-Cap Equity Fund*
∎	TIAA-CREF Real Estate Securities Fund
∎	TIAA-CREF S&P 500 Index Fund
∎	TIAA-CREF Short-Term Bond Fund
∎	TIAA-CREF Small-Cap Blend Index Fund
∎	TIAA-CREF Social Choice Equity Fund
∎	TIAA-CREF Social Choice International Equity Fund
∎	TIAA-CREF Social Choice Low Carbon Equity Fund

The following Nuveen Funds:

∎	Nuveen Mid Cap Value Fund (Class R6)
∎	Nuveen Real Asset Income Fund (Class R6)

The following non-TIAA-CREF Funds:

∎	Amana Growth Fund (Institutional Shares)
∎	American Beacon Bridgeway Large Cap Growth Fund (Class R6)
∎	American Century Mid Cap Value Fund (Class R6)
∎	American Funds EuroPacific Growth Fund (Class R-6)
∎	American Funds New Perspective Fund (Class R6)
∎	American Funds Washington Mutual Investors Fund (Class R-6)
∎	Ariel Appreciation Fund (Institutional Class)
∎	Champlain Mid Cap Fund (Institutional Shares)
∎	Delaware Emerging Markets Fund (Class R-6)
∎	Delaware Small Cap Value Fund (R6 Shares)
∎	DFA Emerging Markets Portfolio (Institutional Class)
∎	Dodge & Cox International Stock Fund
∎	Invesco Discovery Mid Cap Growth Fund (Class R6)
∎	iShares Russell Mid-Cap Index Fund (Class K)
∎	JPMorgan Equity Income Fund (Class R6)
∎	JPMorgan Small Cap Value Fund (Class R-6)
∎	Lazard International Equity Portfolio (R6 Shares)
∎	Lord Abbett High Yield Fund (Class R6)
∎	MFS International Diversification Fund (Class R6)
∎	MFS Mid Cap Growth Fund (Class R6)
∎	MFS Mid Cap Value Fund (Class R6)
∎	MFS Value Fund (Class R6)
∎	Nationwide Geneva Small Cap Growth Fund (Class R6)‡
∎	Parnassus Mid Cap Growth Fund (Institutional Shares)
∎	PGIM Total Return Bond Fund (Class R6)
∎	Templeton Global Bond Fund (Class R-6)
∎	T. Rowe Price® Blue Chip Growth Fund (I Class)
∎	T. Rowe Price® Large-Cap Growth Fund (I Class)
∎	T. Rowe Price® QM U.S. Small-Cap Growth Equity Fund (I Class)
∎	Vanguard® 500 Index Fund (Admiral Shares)
∎	Vanguard® Emerging Markets Stock Index Fund (Institutional Shares)
∎	Vanguard® Equity Income Fund (Admiral Shares)
∎	Vanguard® Explorer Fund (Admiral Shares)
∎	Vanguard® Extended Market Index Fund (Institutional Shares)
∎	Vanguard® FTSE All-World ex-US Small-Cap Index Fund (Admiral Shares)
∎	Vanguard® FTSE Social Index Fund (Admiral Shares)
∎	Vanguard® Inflation-Protected Securities Fund (Admiral Shares)
∎	Vanguard® Institutional Index Fund (Institutional Plus Shares)
∎	Vanguard® Intermediate-Term Treasury Fund (Admiral Shares)
∎	Vanguard® Real Estate Index Fund (Admiral Shares)
∎	Vanguard® Selected Value Fund (Investor Shares)
∎	Vanguard® Small-Cap Value Index Fund (Institutional Shares)
∎	Vanguard® Total Bond Market Index Fund (Institutional Shares)
∎	Vanguard® Total International Bond Index Fund (Admiral Shares)
∎	Vanguard® Wellington Fund (Admiral Shares)§
∎	Western Asset Core Plus Bond Fund (Class IS)

*

TIAA-CREF Quant Small-Cap Equity Fund, previously offered as an investment option under the contract, is no longer available, subject to the following exception. If your employer’s plan made available the TIAA-CREF Quant Small-Cap Equity Fund prior to September 29, 2017, then you may continue to allocate premiums and transfer accumulations from the other investment accounts of the separate account that are available under the terms of your employer’s plan to the TIAA-CREF Quant Small-Cap Equity Fund investment option.

‡

Nationwide Geneva Small Cap Growth Fund, previously offered as an investment option under the contract, is no longer available, subject to the following exception. If your employer’s plan made available the Nationwide Geneva Small Cap Growth Fund prior to October 31, 2017, then you may continue to allocate premiums and transfer accumulations from the other investment accounts of the separate account that are available under the terms of your employer’s plan to the Nationwide Geneva Small Cap Growth Fund investment option.

§

Vanguard® Wellington Fund, previously offered as an investment option under the contract, is no longer available, subject to the following exception. If your employer’s plan made available the Vanguard Wellington Fund prior to March 24, 2017, then you may continue to allocate premiums and transfer accumulations from the other investment accounts of the separate account that are available under the terms of your employer’s plan to the Vanguard Wellington Fund investment option.

You may allocate your premiums among the investment accounts and certain other investment options, under the terms of the contract, and as permitted under the terms of your employer’s plan and this prospectus. See “Starting Out.”

Though the investment accounts are available under the terms of your contract, they may not be available under the terms of your employer’s plan. You may only invest in those investment accounts available under the terms of your employer’s plan. In addition, your employer’s plan may impose additional restrictions, including restrictions on allocations of premiums and transfers of accumulation. Please see your employer’s plan.

Many of the underlying mutual funds available for investment by the investment accounts under these contracts are also available for direct purchase outside of an annuity or life insurance contract. If you purchase shares of these funds directly from a broker-dealer or mutual fund company, you will not pay contract or separate account charges, but you also may not have annuity options available. Because of these additional contract and separate account charges, you should refer only to investment return information regarding the funds available through TIAA or your employer relating to your contract, rather than to information that may be available through alternate sources.

TIAA offers the following contracts in connection with certain types of retirement plans:

∎	RA (Retirement Annuity)

∎	GRA (Group Retirement Annuity)

∎	SRA (Supplemental Retirement Annuity)

∎	GSRA (Group Supplemental Retirement Annuity)

∎	Retirement Choice and Retirement Choice Plus Annuity

∎	GA (Group Annuity) and Institutionally Owned GSRAs

You or your employer can purchase these contracts in connection with tax-qualified pension plans under Internal Revenue Code (“IRC”) sections 401(a)/403(a) (including 401(k) plans), and plans under IRC sections 403(b), 414(d), 415(m), 457(b), or 457(f). The tax advantages available with these contracts exist solely through one of these types of retirement plans. In contrast to many variable annuities, because these contracts can invest in funds available to the general public, if the contracts are not issued or purchased through one of these types of retirement plans, the taxes on gains will not be deferred. You should carefully consider the advantages and disadvantages of owning a variable annuity in a tax-qualified plan, as well as the costs and benefits of the contract (including annuity income), before you purchase the contract in a tax-qualified plan. TIAA is not making any representation regarding the tax qualification status of any plan.

As with all variable annuities, your accumulation will increase or decrease depending on the investment performance over time of the underlying funds in the investment accounts of the separate account that you select. We do not guarantee the investment performance of the separate account or the funds, and you bear the entire investment risk.

An investment in the contract is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.

This prospectus describes the TIAA Access annuity. It does not constitute an offering in any jurisdiction where such an offering cannot lawfully be made. No dealer, sales representative, or anyone else is authorized to give any information or to make any representation in connection with this offering other than those contained in this prospectus. If anyone does offer you such information or representations, you should not rely on them.

Special terms

Throughout the prospectus, “TIAA,” “we,” “us,” and “our” refer to Teachers Insurance and Annuity Association of America. “You” and “your” mean any contract owner or any prospective contract owner. In certain instances, in accordance with the terms of your employer plan, your employer may exercise or limit certain rights under your contract or certificate.

The terms and phrases below are defined so you will know how we use them. To understand some definitions, you may have to refer to other defined terms.

Accumulation  The total value of your accumulation units under the contract.

Accumulation Period  The period during which investment account accumulations are held under a contract prior to their being annuitized or otherwise paid out.

Accumulation Unit  A share of participation in an investment account for someone in the accumulation period. An investment account has its own accumulation unit value, which changes each valuation day.

Annuitant  The natural person whose life is used in determining the annuity payments to be received. You are the annuitant under the contract.

Annuity Partner  The person you name, if you choose to receive income under a two-life annuity, to receive an income for life if he or she survives you. In some contracts, this person is referred to as the second annuitant.

Annuity Unit  A measure used to calculate the amount of annuity payments. Each investment account from which you can annuitize has its own annuity unit value.

Beneficiary  Any person or institution you name, in a form satisfactory to us, to receive benefits if you die during the accumulation period or if you (and your annuity partner, if you have one) die before the end of any guaranteed period.

Business Day  Any day the New York Stock Exchange (“NYSE”) or its affiliated exchanges NYSE Arca Equities or NYSE American (collectively with NYSE, the “NYSE Exchanges”) is open for trading. A business day generally ends at 4 p.m. Eastern Time or when trading closes on the NYSE Exchanges, if earlier. A business day may end early only as of the latest closing time of the regular (or core) trading session of any of the NYSE Exchanges.

Calendar Day  Any day of the year. Calendar days end at the same time as business days.

Commuted Value  The present value of annuity payments due under an income option or method of payment not based on life contingencies.

Companion CREF Certificate  A companion certificate that was issued to you when you received your contract, or if not then, on the later date that you first participated in CREF, if applicable.

TIAA Access ∎ Prospectus	5

Contract  The individual and group variable annuity contracts described in this prospectus under the section “The Annuity Contracts,” including your certificate and any endorsements under the contract.

CREF  The College Retirement Equities Fund, a companion organization to TIAA. CREF is described in a separate prospectus that you may obtain by calling 877-518-9161.

Fund  An investment company that is registered with the SEC in which an investment account invests. The funds are listed on the front page of this prospectus.

Good Order  Actual receipt of an order along with all information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes your complete application (or complete request for redemptions, transfers, or withdrawals of payment of death or other benefits) and any other information or supporting documentation we may require. With respect to purchase requests, “good order” also generally includes receipt of sufficient funds by us to effect the transaction. We may, in our sole discretion, determine whether any particular transaction request is in good order and reserve the right to change or waive any good order requirement at any time either in general or with respect to a particular plan, contract or transaction. In addition, it is also possible that if we are unable to reach you to obtain additional or missing information relating to incomplete applications, or transaction requests are not in good order, the transaction may be cancelled.

Guaranteed Period  The period during which annuity payments remaining due after your death and the death of your annuity partner, if any, will continue to be paid to the payee named to receive them.

Income Change Method  How you choose to have your annuity payments revalued. Under the annual income change method, your annuity payments are revalued once each year. Under the monthly income change method, your annuity payments are revalued every month.

Income Option  Any of the ways you can receive your annuity income. It is also referred to as an “annuity option.”

Investment Account  A subaccount of the separate account which invests its assets exclusively in a corresponding fund. This term does not include the TIAA Real Estate Account, the TIAA Traditional Annuity, and the CREF accounts.

NYSE  New York Stock Exchange.

Participant  Any person who owns a TIAA contract entitling them to participate in TIAA Access. Sometimes an employer can be a participant.

TIAA-CREF Funds (Equity Funds)  TIAA-CREF Emerging Markets Equity Fund, TIAA-CREF Emerging Markets Equity Index Fund, TIAA-CREF Equity Index Fund,

6	Prospectus ∎ TIAA Access

TIAA-CREF Growth & Income Fund, TIAA-CREF International Equity Fund, TIAA-CREF International Equity Index Fund, TIAA-CREF International Opportunities Fund, TIAA-CREF Large-Cap Growth Fund, TIAA-CREF Large-Cap Growth Index Fund, TIAA-CREF Large-Cap Value Fund, TIAA-CREF Large-Cap Value Index Fund, TIAA-CREF Mid-Cap Growth Fund, TIAA-CREF Mid-Cap Value Fund, TIAA-CREF Quant Small-Cap Equity Fund, TIAA-CREF S&P 500 Index Fund, TIAA-CREF Small-Cap Blend Index Fund, TIAA-CREF Social Choice Equity Fund, TIAA-CREF Social Choice International Equity Fund, and TIAA-CREF Social Choice Low Carbon Equity Fund.

TIAA-CREF Funds (Fixed-Income Funds)  TIAA-CREF Bond Index Fund, TIAA-CREF Core Bond Fund, TIAA-CREF Core Impact Bond Fund, TIAA-CREF Core Plus Bond Fund, TIAA-CREF High-Yield Fund, TIAA-CREF Inflation-Linked Bond Fund, TIAA-CREF Money Market Fund, and TIAA-CREF Short-Term Bond Fund.

TIAA Real Estate Account  The assets and liabilities of the Real Estate Account are segregated from the assets and liabilities of the general account and any other TIAA separate account. The Real Estate Account is described in a separate prospectus that you may obtain by calling 877-518-9161.

TIAA Traditional Annuity  The guaranteed annuity benefits under your contract. Amounts allocated to the Traditional Annuity under your contract buy a guaranteed minimum of lifetime income for you, in accordance with the applicable rate schedule or rate schedules.

Valuation Day  Any business day as well as the last day of each calendar month.

Summary

Read this summary together with the detailed information you will find in the rest of the prospectus.

What is this product?

It is a variable annuity that allows investors to accumulate funds for retirement or other long-term investment purposes, and to receive future payments based on the amounts accumulated as lifetime income or through other payment options.

Though the investment accounts are available under the terms of your contract, they may not be available under the terms of your employer’s plan. You may only invest in those investment accounts available under the terms of your employer’s plan. In addition, your employer’s plan may impose additional restrictions, including restrictions on allocations of premiums and transfers of accumulation. Please see your employer’s plan.

You may allocate premiums among investment accounts of the separate account that, in turn, invest in the funds listed below. You should consult your registered representative who may provide advice on the investment accounts, as not all of them may be suitable for long-term investment needs.

TIAA Access ∎ Prospectus	7

The Institutional Class of the following TIAA-CREF Funds:

●	TIAA-CREF Bond Index Fund

●	TIAA-CREF Core Bond Fund

●	TIAA-CREF Core Impact Bond Fund

●	TIAA-CREF Core Plus Bond Fund

●	TIAA-CREF Emerging Markets Equity Fund

●	TIAA-CREF Emerging Markets Equity Index Fund

●	TIAA-CREF Equity Index Fund

●	TIAA-CREF Growth & Income Fund

●	TIAA-CREF High-Yield Fund

●	TIAA-CREF Inflation-Linked Bond Fund

●	TIAA-CREF International Equity Fund

●	TIAA-CREF International Equity Index Fund

●	TIAA-CREF International Opportunities Fund

●	TIAA-CREF Large-Cap Growth Fund

●	TIAA-CREF Large-Cap Growth Index Fund

●	TIAA-CREF Large-Cap Value Fund

●	TIAA-CREF Large-Cap Value Index Fund

●	TIAA-CREF Lifecycle Funds (Retirement Income Fund, 2010 Fund, 2015 Fund, 2020 Fund, 2025 Fund, 2030 Fund, 2035 Fund, 2040 Fund, 2045 Fund, 2050 Fund, 2055 Fund, 2060 Fund and 2065 Fund)

●

TIAA-CREF Lifecycle Index Funds (Index Retirement Income Fund, Index 2010 Fund, Index 2015 Fund, Index 2020 Fund, Index 2025 Fund, Index 2030 Fund, Index 2035 Fund, Index 2040 Fund, Index 2045 Fund, Index 2050 Fund, Index 2055 Fund, Index 2060 Fund and Index 2065 Fund)

●	TIAA-CREF Mid-Cap Growth Fund

●	TIAA-CREF Mid-Cap Value Fund

●	TIAA-CREF Money Market Fund

●	TIAA-CREF Quant Small-Cap Equity Fund*

●	TIAA-CREF Real Estate Securities Fund

●	TIAA-CREF S&P 500 Index Fund

●	TIAA-CREF Short-Term Bond Fund

●	TIAA-CREF Small-Cap Blend Index Fund

●	TIAA-CREF Social Choice Equity Fund

●	TIAA-CREF Social Choice International Equity Fund

●	TIAA-CREF Social Choice Low Carbon Equity Fund

The following Nuveen Funds:

●	Nuveen Mid Cap Value Fund (Class R6)

●	Nuveen Real Asset Income Fund (Class R6)

8	Prospectus ∎ TIAA Access

The following non-TIAA-CREF Funds:

●	Amana Growth Fund (Institutional Shares)

●	American Beacon Bridgeway Large Cap Growth Fund (Class R6)

●	American Century Mid Cap Value Fund (Class R6)

●	American Funds EuroPacific Growth Fund (Class R-6)

●	American Funds New Perspective Fund (Class R6)

●	American Funds Washington Mutual Investors Fund (Class R-6)

●	Ariel Appreciation Fund (Institutional Class)

●	Champlain Mid Cap Fund (Institutional Shares)

●	Delaware Emerging Markets Fund (Class R-6)

●	Delaware Small Cap Value Fund (R6 Shares)

●	DFA Emerging Markets Portfolio (Institutional Class)

●	Dodge & Cox International Stock Fund

●	Invesco Discovery Mid Cap Growth Fund (Class R6)

●	iShares Russell Mid-Cap Index Fund (Class K)

●	JPMorgan Equity Income Fund (Class R6)

●	JPMorgan Small Cap Value Fund (Class R-6)

●	Lazard International Equity Portfolio (R6 Shares)

●	Lord Abbett High Yield Fund (Class R6)

●	MFS International Diversification Fund (Class R6)

●	MFS Mid Cap Growth Fund (Class R6)

●	MFS Mid Cap Value Fund (Class R6)

●	MFS Value Fund (Class R6)

●	Nationwide Geneva Small Cap Growth Fund (Class R6)‡

●	Parnassus Mid Cap Growth Fund (Institutional Shares)

●	PGIM Total Return Bond Fund (Class R6)

●	Templeton Global Bond Fund (Class R-6)

●	T. Rowe Price® Blue Chip Growth Fund (I Class)

●	T. Rowe Price® Large-Cap Growth Fund (I Class)

●	T. Rowe Price® QM U.S. Small-Cap Growth Equity Fund (I Class)

●	Vanguard® 500 Index Fund (Admiral Shares)

●	Vanguard® Emerging Markets Stock Index Fund (Institutional Shares)

●	Vanguard® Equity Income Fund (Admiral Shares)

●	Vanguard® Explorer Fund (Admiral Shares)

●	Vanguard® Extended Market Index Fund (Institutional Shares)

●	Vanguard® FTSE All-World ex-US Small-Cap Index Fund (Admiral Shares)

●	Vanguard® FTSE Social Index Fund (Admiral Shares)

●	Vanguard® Inflation-Protected Securities Fund (Admiral Shares)

TIAA Access ∎ Prospectus	9

●	Vanguard® Institutional Index Fund (Institutional Plus Shares)

●	Vanguard® Intermediate-Term Treasury Fund (Admiral Shares)

●	Vanguard® Real Estate Index Fund (Admiral Shares)

●	Vanguard® Selected Value Fund (Investor Shares)

●	Vanguard® Small-Cap Value Index Fund (Institutional Shares)

●	Vanguard® Total Bond Market Index Fund (Institutional Shares)

●	Vanguard® Total International Bond Index Fund (Admiral Shares)

●	Vanguard® Wellington Fund (Admiral Shares)§

●	Western Asset Core Plus Bond Fund (Class IS)

*

TIAA-CREF Quant Small-Cap Equity Fund, previously offered as an investment option under the contract, is no longer available, subject to the following exception. If your employer’s plan made available the TIAA-CREF Quant Small-Cap Equity Fund prior to September 29, 2017, then you may continue to allocate premiums and transfer accumulations from the other investment accounts of the separate account that are available under the terms of your employer’s plan to the TIAA-CREF Quant Small-Cap Equity Fund investment option.

‡

Nationwide Geneva Small Cap Growth Fund, previously offered as an investment option under the contract, is no longer available, subject to the following exception. If your employer’s plan made available the Nationwide Geneva Small Cap Growth Fund prior to October 31, 2017, then you may continue to allocate premiums and transfer accumulations from the other investment accounts of the separate account that are available under the terms of your employer’s plan to the Nationwide Geneva Small Cap Growth Fund investment option.

§

Vanguard® Wellington Fund, previously offered as an investment option under the contract, is no longer available, subject to the following exception. If your employer’s plan made available the Vanguard Wellington Fund prior to March 24, 2017, then you may continue to allocate premiums and transfer accumulations from the other investment accounts of the separate account that are available under the terms of your employer’s plan to the Vanguard Wellington Fund investment option.

TIAA reserves the right to change the investment accounts available in the future.

You may also allocate your premiums under your contract to the TIAA Traditional Annuity and the TIAA Real Estate Account, if permitted by your employer’s plan. See “Starting Out.” As with all variable annuities, your accumulation in your contract can increase or decrease, depending on how well the funds underlying your selected investment accounts perform over time. TIAA doesn’t guarantee the investment performance of the funds or the investment accounts, and you bear the entire investment risk.

What expenses must I pay under the contract?

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering your contract.

The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value between investment accounts. State premium taxes may also be deducted.

10	Prospectus ∎ TIAA Access

CONTRACT OWNER TRANSACTION EXPENSES

	Maximum contractual fees	Current fees
Sales load imposed on purchases (as a percentage of premiums)	None	None
Surrender charge (as a percentage of premiums or amount surrendered, as applicable)	None	None
Transfer fee*	None	None
Contract fee	None	None

*	We reserve the right to administer and collect purchase and redemption fees on behalf of any of the underlying funds that may impose them.

This next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.

SEPARATE ACCOUNT ANNUAL EXPENSES—Accumulation Expenses

(as a percentage of average account value)

	Maximum contractual fees	Current fees
Mortality and expense risk charge	0.50%	0.05%
Administrative expense charge	1.50%	0.05%
Total separate account annual charges	2.00%	0.10%

SEPARATE ACCOUNT ANNUAL EXPENSES—Payout Annuity Expenses

(as a percentage of average account value)

	Maximum contractual fees	Current fees
Mortality and expense risk charge	0.50%	0.05%
Administrative expense charge	1.50%	0.29%
Total separate account annual charges	2.00%	0.34%

The following table shows the total operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The table shows the minimum and maximum total operating expenses of the funds for the most recently ended fiscal year.†

Each investment account of the separate account purchases shares of the corresponding funds at net asset value. The net asset value reflects the investment advisory fees and other expenses that are deducted from the assets of the funds. The advisory fees and other expenses are not fixed or specified under the terms of your contract, and they may vary from year to year. These fees and expenses are described in more detail in each fund’s prospectus.

TIAA Access ∎ Prospectus	11

RANGE OF TOTAL ANNUAL FUND OPERATING EXPENSES†

	Minimum expenses	Maximum expenses
Total Annual Fund Operating Expenses that are deducted from fund assets, including management fees and other expenses‡	0.02%	3.94%
Net Annual Fund Operating Expenses that are deducted from fund assets, including management fees and other expenses-after any contractual waivers or reimbursements (the range of expiration dates for contractual waivers is July 31, 2021 to September 30, 2023)‡	0.02%	1.20%

†

The most recently ended fiscal year for the TIAA-CREF Lifecycle Funds is May 31, 2020; the inception date for the TIAA-CREF Lifecycle 2065 Fund was September 30, 2020; most recently ended fiscal year for the TIAA-CREF Lifecycle Index Funds is May 31, 2020; the inception date for the TIAA-CREF Lifecycle Index 2065 Fund was September 30, 2020; most recently ended fiscal year for the TIAA-CREF Funds (Real Estate Securities Fund and Fixed-Income Funds) is March 31, 2021; most recently ended fiscal year for the TIAA-CREF Funds (Equity Funds) is October 31, 2020; the most recently ended fiscal year for the Nuveen Mid Cap Value Fund is October 31, 2020; most recently ended fiscal year for the Nuveen Real Asset Income Fund is December 31, 2020; the most recently ended fiscal year for the Amana Growth Fund is May 31, 2020; the most recently ended fiscal year for the American Beacon Bridgeway Large Cap Growth Fund is December 31, 2020; most recently ended fiscal year for the American Century Mid Cap Value Fund is March 31, 2021; most recently ended fiscal year for the American Funds EuroPacific Growth Fund is March 31, 2021 (the expenses reflected in the table are for the fiscal year ended March 31, 2020); most recently ended fiscal year for the American Funds New Perspective Fund is September 30, 2020; most recently ended fiscal year for the American Funds Washington Mutual Investors Fund is April 30, 2021 (the expenses reflected in the table are for the fiscal year ended April 30, 2020); most recently ended fiscal year for the Ariel Appreciation Fund is September 30, 2020; most recently ended fiscal year for the Champlain Mid Cap Fund is December 31, 2020; most recently ended fiscal year for the Delaware Emerging Markets Fund is November 30, 2020; most recently ended fiscal year for the Delaware Small Cap Value Fund is November 30, 2020; most recently ended fiscal year for the DFA Emerging Markets Portfolio is October 31, 2020; most recently ended fiscal year for the Dodge & Cox International Stock Fund is December 31, 2020; most recently ended fiscal year for the Invesco Discovery Mid Cap Growth Fund is October 31, 2020; most recently ended fiscal year for the iShares Russell Mid-Cap Index Fund is July 31, 2020; most recently ended fiscal year for the JPMorgan Equity Income Fund is June 30, 2020; most recently ended fiscal year for the JPMorgan Small Cap Value Fund is June 30, 2020; most recently ended fiscal year for the Lazard International Equity Portfolio is December 31, 2020; most recently ended fiscal year for the Lord Abbett High Yield Fund is November 30, 2020; most recently ended fiscal year for the MFS International Diversification Fund is May 31, 2020; most recently ended fiscal year for the MFS Mid Cap Growth Fund is August 31, 2020; most recently ended fiscal year for the MFS Mid Cap Value Fund is September 30, 2020; most recently ended fiscal year for the MFS Value Fund is August 31, 2020; most recently ended fiscal year for the Nationwide Geneva Small Cap Growth Fund is October 31, 2020; most recently ended fiscal year for the Parnassus Mid Cap Growth Fund is December 31, 2020; most recently ended fiscal year for the PGIM Total Return Bond Fund is October 31, 2020; most recently ended fiscal year for the Templeton Global Bond Fund is December 31, 2020; most recently ended fiscal year for the T. Rowe Price®  Blue Chip Growth Fund is December 31, 2020; most recently ended fiscal year for the T. Rowe Price® Large-Cap Growth Fund is December 31, 2020; most recently ended fiscal year for the T. Rowe Price® QM U.S. Small-Cap Growth Equity Fund is December 31, 2020; most recently ended fiscal year for the Vanguard® 500 Index Fund is December 31, 2020; most recently ended fiscal year for the Vanguard® Emerging Markets Stock Index Fund is October 31, 2020; most recently ended fiscal year for the Vanguard® Equity Income Fund is September 30, 2020; most recently ended fiscal year for the Vanguard® Explorer Fund is October 31, 2020; most recently ended fiscal year for the Vanguard® Extended Market Index Fund is December 31, 2020; most recently ended fiscal year for the Vanguard® FTSE All-World ex-US Small-Cap Index Fund is October 31, 2020; most recently ended fiscal year for the Vanguard® FTSE Social Index Fund is August 31, 2020; most recently ended fiscal year for the Vanguard® Inflation-Protected Securities Fund is December 31, 2020; most recently ended fiscal year for the Vanguard® Institutional Index

12	Prospectus ∎ TIAA Access

Fund is December 31, 2020; most recently ended fiscal year for the Vanguard® Intermediate-Term Treasury Fund is January 31, 2021; most recently ended fiscal year for the Vanguard® Real Estate Index Fund is January 31, 2021; most recently ended fiscal year for the Vanguard® Selected Value Fund is October 31, 2020; most recently ended fiscal year for the Vanguard® Small-Cap Value Index Fund is December 31, 2020; most recently ended fiscal year for the Vanguard® Total Bond Market Index Fund is December 31, 2020; most recently ended fiscal year for the Vanguard® Total International Bond Index Fund is October 31, 2020; most recently ended fiscal year for the Vanguard® Wellington Fund is November 30, 2020; and most recently ended fiscal year for the Western Asset Core Plus Bond Fund is December 31, 2020. More information concerning each fund’s fees and expenses is contained in the prospectus for the fund.

‡	Including the expenses of any underlying funds in which the funds may invest.

The following table lists the annual expenses for each fund’s most recently ended or otherwise applicable fiscal year,† as a percentage of each fund’s average net assets. Expenses of the funds may be higher or lower in the future and could vary during a contract year because the funds have different fiscal year ends and certain fund information is not available as of the date of this prospectus. For the most current information concerning each fund’s fees and expenses, see the fund’s most current prospectus.

TOTAL ANNUAL FUND OPERATING EXPENSES BY FUND

	Management (investment advisory) fees	12b-1 fees	Other expenses	Acquired Fund fees and expenses§,3	Total Annual Fund operating expenses	Expense reimburse- ments/ waivers	Net annual Fund operating expenses
The Institutional Class of the:
TIAA-CREF Bond Index Fund[1]	0.10%	—	0.01%	—	0.11%	—	0.11%
TIAA-CREF Core Bond Fund[1]	0.28%	—	0.02%	—	0.30%	—	0.30%
TIAA-CREF Core Impact Bond Fund	0.34%	—	0.02%	—	0.36%	—	0.36%
TIAA-CREF Core Plus Bond Fund[1]	0.28%	—	0.02%	—	0.30%	—	0.30%
TIAA-CREF Emerging Markets Equity Fund[1]	0.84%	—	0.04%	—	0.88%	—	0.88%
TIAA-CREF Emerging Markets Equity Index Fund[1]	0.14%	—	0.06%	—	0.20%	—	0.20%
TIAA-CREF Equity Index Fund[1]	0.04%	—	0.01%	—	0.05%	—	0.05%
TIAA-CREF Growth & Income Fund[1]	0.39%	—	0.01%	—	0.40%	—	0.40%
TIAA-CREF High-Yield Fund[1]	0.34%	—	0.02%	—	0.36%	—	0.36%
TIAA-CREF Inflation-Linked Bond Fund[1]	0.24%	—	0.02%	—	0.26%	—	0.26%
TIAA-CREF International Equity Fund[1]	0.46%	—	0.02%	—	0.48%	—	0.48%
TIAA-CREF International Equity Index Fund[1]	0.04%	—	0.01%	—	0.05%	—	0.05%
TIAA-CREF International Opportunities Fund	0.59%	—	0.02%	—	0.61%	—	0.61%
TIAA-CREF Large-Cap Growth Fund[1]	0.39%	—	0.02%	—	0.41%	—	0.41%
TIAA-CREF Large-Cap Growth Index Fund[1]	0.04%	—	0.01%	—	0.05%	—	0.05%
TIAA-CREF Large-Cap Value Fund[1]	0.40%	—	0.01%	—	0.41%	—	0.41%
TIAA-CREF Large-Cap Value Index Fund[1]	0.04%	—	0.01%	—	0.05%	—	0.05%

TIAA Access ∎ Prospectus	13

TOTAL ANNUAL FUND OPERATING EXPENSES BY FUND

(continued)

	Management (investment advisory) fees	12b-1 fees	Other expenses	Acquired Fund fees and expenses§,3	Total Annual Fund operating expenses	Expense reimburse- ments/ waivers	Net annual Fund operating expenses
TIAA-CREF Lifecycle Funds
● Lifecycle Retirement Income Fund[2]	0.38%	—	0.06%	0.10%	0.54%	0.17%	0.37%
● Lifecycle 2010 Fund[2]	0.38%	—	0.04%	0.10%	0.52%	0.15%	0.37%
● Lifecycle 2015 Fund[2]	0.38%	—	0.03%	0.11%	0.52%	0.14%	0.38%
● Lifecycle 2020 Fund[2]	0.38%	—	0.03%	0.12%	0.53%	0.14%	0.39%
● Lifecycle 2025 Fund[2]	0.38%	—	0.03%	0.14%	0.55%	0.14%	0.41%
● Lifecycle 2030 Fund[2]	0.38%	—	0.03%	0.15%	0.56%	0.14%	0.42%
● Lifecycle 2035 Fund[2]	0.38%	—	0.03%	0.17%	0.58%	0.15%	0.43%
● Lifecycle 2040 Fund[2]	0.38%	—	0.03%	0.19%	0.60%	0.16%	0.44%
● Lifecycle 2045 Fund[2]	0.38%	—	0.03%	0.20%	0.61%	0.16%	0.45%
● Lifecycle 2050 Fund[2]	0.38%	—	0.03%	0.21%	0.62%	0.17%	0.45%
● Lifecycle 2055 Fund[2]	0.38%	—	0.05%	0.21%	0.64%	0.19%	0.45%
● Lifecycle 2060 Fund[2]	0.38%	—	0.13%	0.21%	0.72%	0.27%	0.45%
● Lifecycle 2065 Fund[2]	0.38%	—	3.35%	0.21%	3.94%	3.49%	0.45%
TIAA-CREF Lifecycle Index Funds
● Lifecycle Index Retirement Income Fund	0.19%	—	0.07%	—	0.26%	0.16%	0.10%
● Lifecycle Index 2010 Fund	0.19%	—	0.06%	—	0.25%	0.15%	0.10%
● Lifecycle Index 2015 Fund	0.19%	—	0.04%	—	0.23%	0.13%	0.10%
● Lifecycle Index 2020 Fund	0.18%	—	0.03%	—	0.21%	0.11%	0.10%
● Lifecycle Index 2025 Fund	0.17%	—	0.03%	—	0.20%	0.10%	0.10%
● Lifecycle Index 2030 Fund	0.17%	—	0.03%	—	0.20%	0.10%	0.10%
● Lifecycle Index 2035 Fund	0.16%	—	0.03%	—	0.19%	0.09%	0.10%
● Lifecycle Index 2040 Fund	0.16%	—	0.03%	—	0.19%	0.09%	0.10%
● Lifecycle Index 2045 Fund	0.15%	—	0.04%	—	0.19%	0.09%	0.10%
● Lifecycle Index 2050 Fund	0.15%	—	0.04%	—	0.19%	0.09%	0.10%
● Lifecycle Index 2055 Fund	0.15%	—	0.05%	—	0.20%	0.10%	0.10%
● Lifecycle Index 2060 Fund	0.15%	—	0.11%	—	0.26%	0.16%	0.10%
● Lifecycle Index 2065 Fund	0.15%	—	2.97%	—	3.12%	3.02%	0.10%
TIAA-CREF Mid-Cap Growth Fund[1]	0.45%	—	0.03%	—	0.48%	—	0.48%
TIAA-CREF Mid-Cap Value Fund[1]	0.43%	—	0.03%	—	0.46%	—	0.46%
TIAA-CREF Money Market Fund[1]	0.10%	—	0.03%	—	0.13%	—	0.13%
TIAA-CREF Quant Small-Cap Equity Fund[1]	0.41%	—	0.02%	—	0.43%	—	0.43%
TIAA-CREF Real Estate Securities Fund[1]	0.47%	—	0.03%	—	0.50%	—	0.50%
TIAA-CREF S&P 500 Index Fund[1]	0.04%	—	0.01%	—	0.05%	—	0.05%
TIAA-CREF Short-Term Bond Fund[1]	0.24%	—	0.03%	—	0.27%	—	0.27%
TIAA-CREF Small-Cap Blend Index Fund[1]	0.04%	—	0.02%	—	0.06%	—	0.06%
TIAA-CREF Social Choice Equity Fund[1]	0.15%	—	0.03%	—	0.18%	—	0.18%
TIAA-CREF Social Choice International Equity Fund	0.30%	—	0.11%	—	0.41%	0.01%	0.40%
TIAA-CREF Social Choice Low Carbon Equity Fund	0.25%	—	0.10%	—	0.35%	0.03%	0.32%

14	Prospectus ∎ TIAA Access

TOTAL ANNUAL FUND OPERATING EXPENSES BY FUND

(continued)

	Management (investment advisory) fees	12b-1 fees	Other expenses	Acquired Fund fees and expenses§,3	Total Annual Fund operating expenses	Expense reimburse- ments/ waivers	Net annual Fund operating expenses
Nuveen Mid Cap Value Fund (Class R6)	0.79%	—	0.08%	—	0.87%	0.10%	0.77%
Nuveen Real Asset Income Fund (Class R6)	0.72%	—	0.08%	—	0.80%	—	0.80%
Amana Growth Fund (Institutional Shares)	0.71%	—	0.05%	—	0.76%	—	0.76%
American Beacon Bridgeway Large Cap Growth Fund (Class R6)	0.75%	—	0.09%	—	0.84%	0.08%	0.76%
American Century Mid Cap Value Fund (Class R6)	0.62%	—	0.01%	—	0.63%	—	0.63%
American Funds EuroPacific Growth Fund (Class R-6)	0.41%	—	0.08%	—	0.49%	—	0.49%
American Funds New Perspective Fund (Class R6)	0.37%	—	0.05%	—	0.42%	—	0.42%
American Funds Washington Mutual Investors Fund (Class R-6)	0.23%	—	0.04%	—	0.27%	—	0.27%
Ariel Appreciation Fund (Institutional Class)	0.72%	—	0.12%	—	0.84%	—	0.84%
Champlain Mid Cap Fund (Institutional Shares)	0.70%	—	0.14%	—	0.84%	—	0.84%
Delaware Emerging Markets Fund (Class R-6)	1.14%	—	0.12%	—	1.26%	0.06%	1.20%
Delaware Small Cap Value Fund (R6 Shares)	0.65%	—	0.07%	—	0.72%	—	0.72%
DFA Emerging Markets Portfolio (Institutional Class)	0.39%	—	0.06%	—	0.45%	0.10%	0.35%
Dodge & Cox International Stock Fund	0.60%	—	0.03%	—	0.63%	—	0.63%
Invesco Discovery Mid Cap Growth Fund (Class R6)	0.62%	—	0.03%	—	0.65%	—	0.65%
iShares Russell Mid-Cap Index Fund (Class K)	0.02%	—	0.06%	—	0.08%	0.01%	0.07%
JPMorgan Equity Income Fund (Class R6)	0.40%	—	0.07%	0.01%	0.48%	0.01%	0.47%
JPMorgan Small Cap Value Fund (Class R-6)	0.65%	—	0.11%	—	0.76%	—	0.76%
Lazard International Equity Portfolio (R6 Shares)	0.75%	—	0.07%	—	0.82%	0.02%	0.80%
Lord Abbett High Yield Fund (Class R6)	0.52%	—	0.09%	—	0.61%	—	0.61%
MFS International Diversification Fund (Class R6)	0.00%	—	0.02%	0.75%	0.77%	0.02%	0.75%
MFS Mid Cap Growth Fund (Class R6)	0.66%	—	0.04%	—	0.70%	—	0.70%
MFS Mid Cap Value Fund (Class R6)	0.65%	—	0.03%	—	0.68%	—	0.68%

TIAA Access ∎ Prospectus	15

TOTAL ANNUAL FUND OPERATING EXPENSES BY FUND

(continued)

	Management (investment advisory) fees	12b-1 fees	Other expenses	Acquired Fund fees and expenses§,3	Total Annual Fund operating expenses	Expense reimburse- ments/ waivers	Net annual Fund operating expenses
MFS Value Fund (Class R6)	0.46%	—	0.01%	—	0.47%	—	0.47%
Nationwide Geneva Small Cap Growth Fund (Class R6)	0.77%	—	0.07%	—	0.84%	—	0.84%
Parnassus Mid Cap Growth Fund (Institutional Shares)	0.62%	—	0.06%	—	0.68%	—	0.68%
PGIM Total Return Bond Fund (Class R6)	0.38%	—	0.03%	—	0.41%	0.02%	0.39%
Templeton Global Bond Fund (Class R-6)	0.48%	—	0.08%	0.07%	0.63%	0.07%	0.56%
T. Rowe Price® Blue Chip Growth Fund (I Class)	0.55%	—	0.01%	—	0.56%	—	0.56%
T. Rowe Price® Large-Cap Growth Fund (I Class)	0.55%	—	0.01%	—	0.56%	—	0.56%
T. Rowe Price® QM U.S. Small-Cap Growth Equity Fund (I Class)	0.64%	—	0.01%	—	0.65%	—	0.65%
Vanguard® 500 Index Fund (Admiral Shares)	0.03%	—	0.01%	—	0.04%	—	0.04%
Vanguard® Emerging Markets Stock Index Fund (Institutional Shares)	0.08%	—	0.02%	—	0.10%	—	0.10%
Vanguard® Equity Income Fund (Admiral Shares)	0.18%	—	0.01%	—	0.19%	—	0.19%
Vanguard® Explorer Fund (Admiral Shares)	0.29%	—	0.01%	—	0.30%	—	0.30%
Vanguard® Extended Market Index Fund (Institutional Shares)	0.04%	—	0.01%	—	0.05%	—	0.05%
Vanguard® FTSE All-World ex-US Small-Cap Index Fund (Admiral Shares)	0.14%	—	0.02%	—	0.16%	—	0.16%
Vanguard® FTSE Social Index Fund (Admiral Shares)	0.13%	—	0.01%	—	0.14%	—	0.14%
Vanguard® Inflation-Protected Securities Fund (Admiral Shares)	0.09%	—	0.01%	—	0.10%	—	0.10%
Vanguard® Institutional Index Fund (Institutional Plus Shares)	0.02%	—	0.00%	—	0.02%	—	0.02%
Vanguard® Intermediate-Term Treasury Fund (Admiral Shares)	0.09%	—	0.01%	—	0.10%	—	0.10%
Vanguard® Real Estate Index Fund (Admiral Shares)	0.11%	—	0.01%	—	0.12%	—	0.12%
Vanguard® Selected Value Fund (Investor Shares)	0.29%	—	0.02%	—	0.31%	—	0.31%
Vanguard® Small-Cap Value Index Fund (Institutional Shares)	0.05%	—	0.01%	—	0.06%	—	0.06%
Vanguard® Total Bond Market Index Fund (Institutional Shares)	0.035%	—	0.00%	—	0.035%	—	0.035%

16	Prospectus ∎ TIAA Access

TOTAL ANNUAL FUND OPERATING EXPENSES BY FUND

(continued)

	Management (investment advisory) fees	12b-1 fees	Other expenses	Acquired Fund fees and expenses§,3	Total Annual Fund operating expenses	Expense reimburse- ments/ waivers	Net annual Fund operating expenses
Vanguard® Total International Bond Index Fund (Admiral Shares)	0.10%	—	0.01%	—	0.11%	—	0.11%
Vanguard® Wellington Fund (Admiral Shares)	0.17%	—	—	—	0.17%	—	0.17%
Western Asset Core Plus Bond Fund (Class IS)	0.40%	—	0.02%	—	0.42%	—	0.42%

†

The most recently ended fiscal year for the TIAA-CREF Lifecycle Funds is May 31, 2020; the inception date for the TIAA-CREF Lifecycle 2065 Fund was September 30, 2020; most recently ended fiscal year for the TIAA-CREF Lifecycle Index Funds is May 31, 2020; the inception date for the TIAA-CREF Lifecycle Index 2065 Fund was September 30, 2020; most recently ended fiscal year for the TIAA-CREF Funds (Real Estate Securities Fund and Fixed-Income Funds) is March 31, 2021; most recently ended fiscal year for the TIAA-CREF Funds (Equity Funds) is October 31, 2020; the most recently ended fiscal year for the Nuveen Mid Cap Value Fund is October 31, 2020; most recently ended fiscal year for the Nuveen Real Asset Income Fund is December 31, 2020; the most recently ended fiscal year for the Amana Growth Fund is May 31, 2020; the most recently ended fiscal year for the American Beacon Bridgeway Large Cap Growth Fund is December 31, 2020; most recently ended fiscal year for the American Century Mid Cap Value Fund is March 31, 2021; most recently ended fiscal year for the American Funds EuroPacific Growth Fund is March 31, 2021 (the expenses reflected in the table are for the fiscal year ended March 31, 2020); most recently ended fiscal year for the American Funds New Perspective Fund is September 30, 2020; most recently ended fiscal year for the American Funds Washington Mutual Investors Fund is April 30, 2021 (the expenses reflected in the table are for the fiscal year ended April 30, 2020); most recently ended fiscal year for the Ariel Appreciation Fund is September 30, 2020; most recently ended fiscal year for the Champlain Mid Cap Fund is December 31, 2020; most recently ended fiscal year for the Delaware Emerging Markets Fund is November 30, 2020; most recently ended fiscal year for the Delaware Small Cap Value Fund is November 30, 2020; most recently ended fiscal year for the DFA Emerging Markets Portfolio is October 31, 2020; most recently ended fiscal year for the Dodge & Cox International Stock Fund is December 31, 2020; most recently ended fiscal year for the Invesco Discovery Mid Cap Growth Fund is October 31, 2020; most recently ended fiscal year for the iShares Russell Mid-Cap Index Fund is July 31, 2020; most recently ended fiscal year for the JPMorgan Equity Income Fund is June 30, 2020; most recently ended fiscal year for the JPMorgan Small Cap Value Fund is June 30, 2020; most recently ended fiscal year for the Lazard International Equity Portfolio is December 31, 2020; most recently ended fiscal year for the Lord Abbett High Yield Fund is November 30, 2020; most recently ended fiscal year for the MFS International Diversification Fund is May 31, 2020; most recently ended fiscal year for the MFS Mid Cap Growth Fund is August 31, 2020; most recently ended fiscal year for the MFS Mid Cap Value Fund is September 30, 2020; most recently ended fiscal year for the MFS Value Fund is August 31, 2020; most recently ended fiscal year for the Nationwide Geneva Small Cap Growth Fund is October 31, 2020; most recently ended fiscal year for the Parnassus Mid Cap Growth Fund is December 31, 2020; most recently ended fiscal year for the PGIM Total Return Bond Fund is October 31, 2020; most recently ended fiscal year for the Templeton Global Bond Fund is December 31, 2020; most recently ended fiscal year for the T. Rowe Price®  Blue Chip Growth Fund is December 31, 2020; most recently ended fiscal year for the T. Rowe Price® Large-Cap Growth Fund is December 31, 2020; most recently ended fiscal year for the T. Rowe Price® QM U.S. Small-Cap Growth Equity Fund is December 31, 2020; most recently ended fiscal year for the Vanguard® 500 Index Fund is December 31, 2020; most recently ended fiscal year for the Vanguard® Emerging Markets Stock Index Fund is October 31, 2020; most recently ended fiscal year for the Vanguard® Equity Income Fund is September 30, 2020; most recently ended fiscal year for the Vanguard® Explorer Fund is October 31, 2020; most recently ended fiscal year for the Vanguard® Extended Market Index

TIAA Access ∎ Prospectus	17

TOTAL ANNUAL FUND OPERATING EXPENSES BY FUND

(continued)

Fund is December 31, 2020; most recently ended fiscal year for the Vanguard® FTSE All-World ex-US Small-Cap Index Fund is October 31, 2020; most recently ended fiscal year for the Vanguard® FTSE Social Index Fund is August 31, 2020; most recently ended fiscal year for the Vanguard® Inflation-Protected Securities Fund is December 31, 2020; most recently ended fiscal year for the Vanguard® Institutional Index Fund is December 31, 2020; most recently ended fiscal year for the Vanguard® Intermediate-Term Treasury Fund is January 31, 2021; most recently ended fiscal year for the Vanguard® Real Estate Index Fund is January 31, 2021; most recently ended fiscal year for the Vanguard® Selected Value Fund is October 31, 2020; most recently ended fiscal year for the Vanguard® Small-Cap Value Index Fund is December 31, 2020; most recently ended fiscal year for the Vanguard® Total Bond Market Index Fund is December 31, 2020; most recently ended fiscal year for the Vanguard® Total International Bond Index Fund is October 31, 2020; most recently ended fiscal year for the Vanguard® Wellington Fund is November 30, 2020; and most recently ended fiscal year for the Western Asset Core Plus Bond Fund is December 31, 2020. More information concerning each fund’s fees and expenses is contained in the prospectus for the fund.

§

The Lifecycle Funds and Lifecycle Index Funds are “funds of funds” that invest substantially all of their respective assets in shares of various other underlying portfolios of Class W of the TIAA-CREF Funds, and in other investment pools or investment products, including other funds advised by the TIAA-CREF Funds’ investment adviser, Teachers Advisors, LLC, or its affiliates. In addition, the TIAA-CREF Emerging Markets Equity Index Fund invests a small portion of its assets in shares of various other underlying portfolios. These funds have their own expenses and bear a portion of the operating expenses of the underlying portfolios in which they invest, including the Management Fee. The figures shown for Acquired Fund Fees and Expenses reflect the portion of the underlying portfolios’ expenses that are borne by fund shareholders indirectly. Contract owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of the funds that invest in the underlying portfolios.

[1]

Under the TIAA-CREF Funds’ expense reimbursement arrangements, the Funds’ investment adviser, Teachers Advisors, LLC, has contractually agreed to reimburse the Funds for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund Fees and Expenses and extraordinary expenses) that exceed the following annual rates of average daily net assets: (A) 0.09% for Equity Index Fund, Large-Cap Growth Index Fund, Large-Cap Value Index Fund, S&P 500 Index Fund and Small-Cap Blend Index Fund; 0.15% for International Equity Index Fund; 0.22% for Social Choice Equity Fund; 0.25% for Emerging Markets Equity Index Fund; 0.52% for Growth & Income Fund, Large-Cap Growth Fund, and Large-Cap Value Fund; 0.53% for Quant Small-Cap Equity Fund; 0.55% for Mid-Cap Growth Fund and Mid-Cap Value Fund; 0.60% for International Equity Fund and 0.95% for Emerging Markets Equity Fund. These expense reimbursement arrangements will continue through at least February 28, 2022, unless changed with approval of the Board of Trustees; and (B) 0.13% for Bond Index Fund; 0.15% for Money Market Fund; 0.30% for Short-Term Bond Fund and Inflation-Linked Bond Fund; 0.35% for Core Bond Fund and Core Plus Bond Fund; 0.40% for High-Yield Fund and 0.57% for Real Estate Securities Fund. These expense reimbursement arrangements will continue through at least July 31, 2021, unless changed with approval of the Board of Trustees.

[2]

Teachers Advisors, LLC, the Lifecycle Funds’ investment adviser (“Advisors”), has contractually agreed to waive 0.10% of its Management Fee on each Lifecycle Fund through September 30, 2023, unless changed with the approval of the Board of Trustees. Advisors has also contractually agreed to waive additional amounts of its Management Fee on each fund as follows: 0.02% for the Lifecycle Retirement Income Fund, 0.02% for the Lifecycle 2010 Fund, 0.022% for the Lifecycle 2015 Fund, 0.024% for the Lifecycle 2020 Fund, 0.025% for the Lifecycle 2025 Fund, 0.026% for the Lifecycle 2030 Fund, 0.036% for the Lifecycle 2035 Fund, 0.045% for the Lifecycle 2040 Fund, 0.043% for the Lifecycle 2045 Fund, 0.053% for the Lifecycle 2050 Fund, 0.052% for the Lifecycle 2055 Fund, 0.052% for the Lifecycle 2060 Fund and 0.052% for the Lifecycle 2065 Fund. These additional waivers will remain in effect through September 30, 2021, unless changed with approval of the Board of Trustees.

In addition, Advisors has contractually agreed to reimburse the funds for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund Fees and Expenses, extraordinary expenses and any expenses originally attributable to Class W shares of the

18	Prospectus ∎ TIAA Access

TOTAL ANNUAL FUND OPERATING EXPENSES BY FUND

(concluded)

underlying TIAA-CREF Funds that were incurred directly by the funds) that exceed 0.00% of average daily net assets for Institutional Class shares of the funds. These expense reimbursement arrangements will continue through at least September 30, 2021 unless changed with approval of the Board of Trustees.

[3]

Teachers Advisors, LLC, the Lifecycle Index Funds’ investment adviser (“Advisors”), has contractually agreed to waive the following the amounts of its Management Fee on each fund as follows: 0.104% for the Lifecycle Index Retirement Income Fund, 0.104% for the Lifecycle Index 2010 Fund, 0.098% for the Lifecycle Index 2015 Fund, 0.092% for the Lifecycle Index 2020 Fund, 0.085% for the Lifecycle Index 2025 Fund, 0.078% for the Lifecycle Index 2030 Fund, 0.071% for the Lifecycle Index 2035 Fund, 0.067% for the Lifecycle Index 2040 Fund, 0.062% for the Lifecycle Index 2045 Fund, 0.062% for the Lifecycle Index 2050 Fund, 0.061% for the Lifecycle Index 2055 Fund, 0.061% for the Lifecycle Index 2060 Fund and 0.06% for the Lifecycle Index 2065 Fund. These waivers will remain in effect through September 30, 2021, unless changed with the approval of the Board of Trustees.

In addition, Advisors has contractually agreed to reimburse the funds for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commisions or other transactional expenses, Acquired Fund Fees and Expenses, extraordinary expenses and any expenses originally attributable to Class W shares of the underlying TIAA-CREF Funds that were incurred directly by the funds) that exceed 0.00% of average daily net assests for Institutional Class shares of the funds. These expense reimbursement arrangements will continue through at least September 30, 2021 unless changed with approval of the Board of Trustees.

[4]

“Acquired Fund Fees and Expenses” are the funds’ proportionate amount of the expenses of any investment companies or pools in which they invest. These expenses are not paid directly by fund shareholders. Instead, fund shareholders bear these expenses indirectly because they reduce fund performance. Because “Acquired Fund Fees and Expenses” are included in the chart above, the funds’ operating expenses here will not correlate with the expenses included in the Financial Highlights in the funds’ prospectuses and the funds’ most recent annual reports.

The following examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, separate account annual expenses, and annual fund operating expenses.

These examples assume that you invest $10,000 in a contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the maximum and minimum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

ANNUAL EXPENSE DEDUCTIONS FROM NET ASSETS

	1 year	3 years	5 years	10 years
MAXIMUM
If you surrender, annuitize, or remain invested in the contract at the end of the applicable time period:	$133	$415	$717	$1,575
MINIMUM
If you surrender, annuitize, or remain invested in the contract at the end of the applicable time period:	$12	$39	$68	$154

The examples should not be considered a representation of past or future expenses or annual rates of return of any fund. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the examples. For more information, see “Charges” below.

TIAA Access ∎ Prospectus	19

For Condensed Financial Information pertaining to each investment account, please see Appendix A to this prospectus.

How do I purchase a contract?

Generally, we will issue a contract when we receive a completed application or enrollment form in good order. If your application is incomplete and we do not receive the necessary information and signed application in good order within five business days of our receipt of the initial premium, we will return the initial premium at that time.

If we receive premiums from your employer and, where applicable, a completed application from you before we receive your specific allocation instructions (or if your allocation instructions violate employer plan restrictions or do not total 100%), we will invest all premiums remitted on your behalf in the default option that your employer has designated. It is possible that the default option will not be an investment account of the separate account but will be another investment option available under your plan. We consider your employer’s designation of a default option to be an instruction to us to allocate your premiums to that option as described above. You should consult your plan documents or sales representative to determine your employer’s designated default option and to obtain information about that option.

When we receive complete allocation instructions from you, we will follow your instructions for future premiums. However, if you want the premiums previously allocated to the default option (and earnings or losses on them) to be transferred to the options identified in your instructions, you must specifically request that we transfer these amounts from the default option to your investment option choices.

Can I cancel my contract?

Generally, you may cancel any Retirement Annuity, Supplemental Retirement Annuity, or Group Supplemental Retirement Annuity Contract in accordance with the contract’s Right to Examine provision (unless we have begun making annuity payments from it) subject to the time period regulated by the state in which the contract is issued. To cancel a contract, mail or deliver the contract with your cancellation instructions (or signed Notice of Cancellation when such has been provided with your contract) to our home office. We will cancel the contract, then send either the current accumulation or the premium, depending on the state in which your contract was issued, to whomever originally submitted the premiums. Unless we are returning premiums paid as required by state law, you will bear the investment risk during this period.

Can I transfer among the investment accounts or make cash withdrawals from the contract?

Yes, you may transfer among investment accounts and make cash withdrawals from your contract. Transfers from the investment accounts to the TIAA Traditional

20	Prospectus ∎ TIAA Access

Annuity, to the TIAA Real Estate Account, to another TIAA annuity offered by your employer’s plan, to one of the CREF accounts or to funds offered under the terms of your plan must generally be at least $1,000 (except for systematic transfers, which must be at least $100) or your entire accumulation, if less. Note that transfers into the TIAA Real Estate Account may be limited. In the future, we may reduce or eliminate these minimum transaction levels. Cash withdrawals and transfers to other companies are not subject to a minimum amount, and we currently do not assess a fee for transfers or cash withdrawals. We may limit or modify transfer requests if we determine, at our sole discretion, that transfers are or would be harmful to the separate account or any investment account or would be to the disadvantage of other contract owners. These transactions may be limited by the terms of your employer’s plan, or by current tax law, or by the terms of your contract.

Cash withdrawals may be taxed and you may have to pay a tax penalty if you take a cash withdrawal before age 59 1/2. Some exceptions may apply.

What are my options for receiving annuity payments under the contract?

You can partially or fully annuitize and receive an income stream from the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund. Participants with assets in the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund can directly annuitize from that investment account, or they can annuitize by transferring their assets into TIAA Traditional, TIAA Real Estate, or one of the CREF accounts. (TIAA Real Estate and the CREF accounts are described in separate prospectuses. You may obtain these prospectuses by calling 877-518-9161.) Participants in any other investment accounts who wish to elect annuity income can transfer their assets from their investment accounts into the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund or into TIAA Traditional, TIAA Real Estate, or one of the CREF accounts. Such variable annuity payments will increase or decrease, depending on how well the funds underlying the investment accounts perform over time. Your payments will also change depending on the income change method you choose, i.e., whether you choose to have your payments revalued monthly or annually.

What death benefits are available under the contract?

If you die before receiving annuity payments, your beneficiary can receive a death benefit. The death benefit equals the accumulation under the contract. For details, see “Death Benefits.”

Teachers Insurance and Annuity Association of America

TIAA is a stock life insurance company, organized under the laws of New York State. It was founded on March 4, 1918, by the Carnegie Foundation for the

TIAA Access ∎ Prospectus	21

Advancement of Teaching. All of the stock of TIAA is held by the TIAA Board of Overseers, a nonprofit New York membership corporation whose main purpose is to hold TIAA’s stock. TIAA’s headquarters are at 730 Third Avenue, New York, New York 10017-3206. TIAA offers traditional annuities, which guarantee principal and a specified interest rate while providing the opportunity for additional amounts and variable annuities such as the TIAA Real Estate Account (described in a separate prospectus) and TIAA Access (described in this prospectus).

TIAA is the companion organization of the College Retirement Equities Fund (“CREF”), the first company in the United States to issue a variable annuity. CREF is a nonprofit membership corporation established in New York State in 1952. Together, TIAA and CREF form the principal retirement system for the nation’s education and research communities and form one of the largest pension systems based on assets under management, in the United States. As of December 31, 2020, TIAA’s total statutory admitted assets were approximately $278.29 billion; the combined assets under management for TIAA, CREF and other entities within the TIAA organization (including TIAA-sponsored mutual funds) totaled approximately $1.16 trillion. CREF does not stand behind TIAA’s guarantees and TIAA does not guarantee CREF products.

The separate account

TIAA Separate Account VA-3 was established as of May 17, 2006 as a separate investment account of TIAA under New York law, by resolution of TIAA’s Board of Trustees. The separate account is registered with the SEC as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and operates as a unit investment trust. The separate account is designed to fund individual and group variable contracts in retirement plans. As part of TIAA, the separate account is also subject to regulation by the New York State Department of Financial Services (“NYSDFS”) and the insurance departments of certain other jurisdictions in which the contracts are offered (see the SAI).

Although TIAA owns the assets of the separate account and the obligations under the contract are obligations of TIAA, the contract states that the separate account’s income, investment gains, and investment losses are credited to or charged against the assets of the separate account without regard to TIAA’s other income, gains, or losses. Under New York law, we cannot charge the separate account with liabilities incurred by any other TIAA separate account or other business activity TIAA may undertake.

When the contracts are purchased through qualified plans, earnings on accumulation in the separate account are not taxed until withdrawn or paid as annuity income (see “Taxes,” below).

Adding, closing, or substituting portfolios

The separate account currently consists of several investment accounts. We may, subject to any applicable law, make certain changes to the separate account

22	Prospectus ∎ TIAA Access

and investment accounts offered in your contract. We may offer new investment accounts or stop offering existing investment accounts subject to the requirements of applicable law and your employer’s plan. New investment accounts may be made available to existing contract owners and investment accounts may be closed to new or subsequent premium payments, transfers or allocations. In addition, we may also liquidate the shares held by any investment account, substitute the shares of one fund held by an investment account for another and/or merge investment accounts or cooperate in a merger of funds, including transferring contract values out of merging investment accounts into acquiring investment accounts. A substituted fund may have different fees and expenses. To the extent required by applicable law, we may be required to obtain approval from the SEC, your employer or you. In the event that a fund or investment account is no longer available, amounts invested in such investment account may be moved to the investment account designated by your employer under the terms of your employer’s plan. You may be given the opportunity, under the terms of your employer’s plan, to instruct us as to where to invest your assets.

Changes to the contract

We can also make any changes to the separate account or to the contract required by applicable insurance law, the IRC, or the 1940 Act. TIAA can make some changes at its discretion, subject to NYSDFS and SEC approval, as required. The separate account can (i) operate under the 1940 Act as a unit investment trust that invests in another investment company or in any other form permitted by law, (ii) deregister under the 1940 Act if registration is no longer required, or (iii) combine with other separate accounts. As permitted by law, TIAA can transfer the separate account assets to another separate account or investment accounts of TIAA or another insurance company or transfer the contract to another insurance  company.

Voting rights

The separate account is the legal owner of the shares of the funds offered through your contract. It therefore has the right to vote its shares at any meeting of the funds’ shareholders. When shareholder meetings are held, we will give the contract owner the right to instruct us how to vote shares of the funds attributable to their contracts. If we don’t receive timely instructions, shares will be voted by TIAA in the same proportion as the voting instructions received on outstanding contracts with allocations to investment accounts invested in the applicable funds. Please note that the effect of proportional voting is that a small number of contract owners may control the outcome of a vote. The number of fund shares attributable to a contract owner is determined by dividing the contract owner’s interest in the applicable investment account by the net asset value per share of the underlying fund.

TIAA Access ∎ Prospectus	23

Your investment options

The separate account is designed to invest in the funds described below. You can lose money by investing in any of the investment accounts, and the underlying funds could underperform other investments. You should consult your registered representative who may provide advice on the investment accounts offered, as not all of them may be suitable for your investment needs.

Many of the underlying funds offered through the separate account are also available for direct purchase outside of an annuity or life insurance contract.

Although the investment objectives and policies of certain funds are similar to the investment objectives and policies of other portfolios that may be managed or sponsored by the same investment advisor, subadvisor, manager, or sponsor, we do not represent or assure that the investment results will be comparable to those of any other portfolio, even where the investment advisor, subadvisor, or manager is the same. Certain funds available through the contract have names similar to funds not available through the contract. The performance of a fund not available through the contract does not indicate performance of a similarly named fund available through the contract. Differences in portfolio size, actual investments held, fund expenses, and other factors all contribute to differences in fund performance. For all these reasons, you should expect investment results to differ.

Certain funds invest substantially all of their assets in other funds (“funds of funds”). As a result, you will pay fees and expenses at both fund levels, which will reduce your investment return. In addition, funds of funds may have higher expenses than funds that invest directly in debt or equity securities.

Investment objectives of underlying funds

Though the investment accounts are available under the terms of your contract, they may not be available under the terms of your employer’s plan. You may only invest in those investment accounts available under the terms of your employer’s plan.

You should consider the investment objectives, risks, and charges and expenses of the funds carefully before investing. This and other information, including a description of risks involved in investing in the funds, is found in the funds’ prospectuses and statements of additional information. Investors can call 877-518-9161 to obtain a fund’s prospectus and statement of additional information. You should read the funds’ prospectuses carefully before investing in the funds.

Below is a description of each fund’s investment objective, as well as additional information about certain funds, as applicable. The funds may not achieve their stated objectives.

24	Prospectus ∎ TIAA Access

The separate account will hold shares in the following funds:

The Institutional Class of the following TIAA-CREF Funds:

TIAA-CREF Bond Index Fund

The Fund seeks total return that corresponds with the total return of a broad U.S. investment-grade bond market index.

TIAA-CREF Core Bond Fund

The Fund seeks total return, primarily through income.

TIAA-CREF Core Impact Bond Fund

The Fund seeks total return, primarily through current income, while giving special consideration to certain environmental, social and governance criteria.

TIAA-CREF Core Plus Bond Fund

The Fund seeks total return, primarily through current income.

TIAA-CREF Emerging Markets Equity Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of emerging markets equity investments.

TIAA-CREF Emerging Markets Equity Index Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of emerging markets equity investments based on a market index.

TIAA-CREF Equity Index Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities selected to track the overall U.S. equity markets based on a market index.

TIAA-CREF Growth & Income Fund

The Fund seeks a favorable long-term total return, through both capital appreciation and investment income, primarily from income-producing equity securities.

TIAA-CREF High-Yield Fund

The Fund seeks total return primarily through high current income and, when consistent with its primary objective, capital appreciation.

TIAA-CREF Inflation-Linked Bond Fund

The Fund seeks to provide inflation protection and income, primarily through investment in inflation-linked bonds.

TIAA Access ∎ Prospectus	25

TIAA-CREF International Equity Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of foreign issuers.

TIAA-CREF International Equity Index Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of foreign equity investments based on a market index.

TIAA-CREF International Opportunities Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of foreign issuers.

TIAA-CREF Large-Cap Growth Fund

The Fund seeks a favorable long-term return, mainly through capital appreciation, primarily from equity securities.

TIAA-CREF Large-Cap Growth Index Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of large domestic growth companies based on a market index.

TIAA-CREF Large-Cap Value Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of large domestic companies.

TIAA-CREF Large-Cap Value Index Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of large domestic value companies based on a market index.

TIAA-CREF Lifecycle Funds and Lifecycle Index Funds

In general, the Lifecycle Funds and Lifecycle Index Funds (except for the Lifecycle Retirement Income Fund and Lifecycle Index Retirement Income Fund) are designed for investors who have a specific target retirement year in mind. The Lifecycle Funds and Lifecycle Index Funds invest in underlying funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of the year included in the name of the Lifecycle Fund and Lifecycle Index Fund. The Lifecycle Funds’ and Lifecycle Index Funds’ investments are adjusted from more aggressive to more conservative over time as a target retirement year approaches and for approximately 30 years afterwards, and seek to achieve their final target allocation approximately 30 years following the target date.

26	Prospectus ∎ TIAA Access

•	Lifecycle Retirement Income Fund

The Lifecycle Retirement Income Fund seeks high total return over time primarily through income, with a secondary emphasis on capital appreciation.

•	Lifecycle 2010 Fund

The Lifecycle 2010 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2015 Fund

The Lifecycle 2015 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2020 Fund

The Lifecycle 2020 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2025 Fund

The Lifecycle 2025 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2030 Fund

The Lifecycle 2030 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2035 Fund

The Lifecycle 2035 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2040 Fund

The Lifecycle 2040 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2045 Fund

The Lifecycle 2045 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2050 Fund

The Lifecycle 2050 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2055 Fund

The Lifecycle 2055 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2060 Fund

The Lifecycle 2060 Fund seeks high total return over time through a combination of capital appreciation and income.

TIAA Access ∎ Prospectus	27

•	Lifecycle 2065 Fund

The Fund seeks high total return over time through a combination of capital appreciation and income.

TIAA-CREF Lifecycle Index Funds

•	Lifecycle Index Retirement Income Fund

The Fund seeks high total return over time primarily through income, with a secondary emphasis on capital appreciation.

•	Lifecycle Index 2010 Fund

The Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle Index 2015 Fund

The Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle Index 2020 Fund

The Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle Index 2025 Fund

The Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle Index 2030 Fund

The Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle Index 2035 Fund

The Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle Index 2040 Fund

The Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle Index 2045 Fund

The Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle Index 2050 Fund

The Fund seeks high total return over time through a combination of capital appreciation and income.

28	Prospectus ∎ TIAA Access

•	Lifecycle Index 2055 Fund

The Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle Index 2060 Fund

The Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle Index 2065 Fund

The Fund seeks high total return over time through a combination of capital appreciation and income.

TIAA-CREF Mid-Cap Growth Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of medium-sized domestic companies.

TIAA-CREF Mid-Cap Value Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of medium-sized domestic companies.

TIAA-CREF Money Market Fund*

The Fund seeks current income consistent with maintaining liquidity and preserving capital.

TIAA-CREF Quant Small-Cap Equity Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of smaller domestic companies.

TIAA-CREF Quant Small-Cap Equity Fund, previously offered as an investment option under the contract, is no longer available, subject to the following exception. If your employer’s plan made available the TIAA-CREF Quant Small-Cap Equity Fund prior to September 29, 2017, then you may continue to allocate premiums and transfer accumulations from the other investment accounts of the separate account that are available under the terms of your employer’s plan to the TIAA-CREF Quant Small-Cap Equity Fund investment option.

TIAA-CREF Real Estate Securities Fund

The Fund seeks to obtain a favorable long-term total return through both capital appreciation and current income, by investing primarily in equity securities of companies principally engaged in or related to the real estate industry.

*

Although the fund will continue to seek to maintain a share value of $1.00 per share, there is no assurance that this fund will be able to maintain a stable net asset value per share. In addition, during extended periods of low interest rates, and partly as a result of asset-based separate account charges, the yield on this investment account may become low and possibly negative.

TIAA Access ∎ Prospectus	29

TIAA-CREF S&P 500 Index Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of large domestic companies selected to track U.S. equity markets based on a market index.

TIAA-CREF Short-Term Bond Fund

The Fund seeks current income.

TIAA-CREF Small-Cap Blend Index Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities in smaller domestic companies based on a market index.

TIAA-CREF Social Choice Equity Fund

The Fund seeks a favorable long-term total return that reflects the investment performance of the overall U.S. stock market while giving special consideration to certain environmental, social and governance (“ESG”) criteria.

TIAA-CREF Social Choice International Equity Fund

The Fund seeks a favorable long-term total return that reflects the investment performance of the overall foreign equity markets while giving special consideration to certain environmental, social and governance criteria.

TIAA-CREF Social Choice Low Carbon Equity Fund

The Fund seeks a favorable long-term total return that reflects the investment performance of the overall U.S. stock market while giving special consideration to certain environmental, social and governance criteria, which include additional criteria relating to carbon emissions and fossil fuel reserves.

The following Nuveen Funds:

Nuveen Mid Cap Value Fund (Class R6)

The Fund seeks capital appreciation.

Nuveen Real Asset Income Fund (Class R6)

The Fund seeks a high level of current income.

The following non-TIAA-CREF Funds:

Amana Growth Fund (Institutional Shares)

The Fund seeks long-term capital growth, consistent with Islamic principles.

American Beacon Bridgeway Large Cap Growth Fund (Class R6)

The Fund seeks long-term total return on capital, primarily through capital appreciation.

30	Prospectus ∎ TIAA Access

American Century Mid Cap Value Fund (Class R6)

The Fund seeks long-term capital growth.

American Funds EuroPacific Growth Fund (Class R-6)

The Fund’s investment objective is to provide you with long-term growth of capital.

American Funds New Perspective Fund (Class R6)

The Fund seeks to provide long-term growth of capital.

American Funds Washington Mutual Investors Fund (Class R-6)

The Fund’s investment objective is to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.

Ariel Appreciation Fund (Institutional Class)

The Fund seeks long-term capital appreciation.

Champlain Mid Cap Fund (Institutional Shares)

The Fund seeks capital appreciation.

Delaware Emerging Markets Fund (Class R-6)

The Fund seeks long-term capital appreciation.

Delaware Small Cap Value Fund (R6 Shares)

The Fund seeks capital appreciation.

DFA Emerging Markets Portfolio (Institutional Class)

The investment objective of the Emerging Markets Portfolio is to achieve long-term capital appreciation.

Dodge & Cox International Stock Fund

The Fund seeks long-term growth of principal and income.

Invesco Discovery Mid Cap Growth Fund (Class R6)

The Fund seeks capital appreciation.

iShares Russell Mid-Cap Index Fund (Class K)

The Fund seeks to track the investment results of an index composed of mid-capitalization U.S. equities.

JPMorgan Equity Income Fund (Class R6)

The Fund seeks capital appreciation and current income.

TIAA Access ∎ Prospectus	31

JPMorgan Small Cap Value Fund (Class R-6)

The Fund seeks long-term capital growth primarily by investing in equity securities of small-capitalization companies.

Lazard International Equity Portfolio (R6 Shares)

The Fund seeks long-term capital appreciation.

Lord Abbett High Yield Fund (Class R6)

The Fund seeks a high current income and the opportunity for capital appreciation to produce a high total return.

MFS International Diversification Fund (Class R6)

The Fund seeks capital appreciation.

MFS Mid Cap Growth Fund (Class R6)

The Fund seeks capital appreciation.

MFS Mid Cap Value Fund (Class R6)

The Fund seeks capital appreciation.

MFS Value Fund (Class R6)

The Fund seeks capital appreciation.

Nationwide Geneva Small Cap Growth Fund (Class R6)

The Fund seeks long-term capital appreciation.

Nationwide Geneva Small Cap Growth Fund, previously offered as an investment option under the contract, is no longer available, subject to the following exception. If your employer’s plan made available the Nationwide Geneva Small Cap Growth Fund prior to October 31, 2017, then you may continue to allocate premiums and transfer accumulations from the other investment accounts of the separate account that are available under the terms of your employer’s plan to the Nationwide Geneva Small Cap Growth Fund investment option.

Parnassus Mid Cap Growth Fund (Institutional Shares)

The Fund seeks capital appreciation.

PGIM Total Return Bond Fund (Class R6)

The Fund seeks total return.

Templeton Global Bond Fund (Class R-6)

The Fund seeks current income with capital appreciation and growth of income.

T. Rowe Price® Blue Chip Growth Fund (I Class)

The Fund seeks to provide long-term capital growth. Income is a secondary objective.

32	Prospectus ∎ TIAA Access

T. Rowe Price® Large-Cap Growth Fund (I Class)

The Fund seeks to provide long-term capital appreciation through investments in common stocks of growth companies. Generally looks for companies having the following characteristics: above-average growth in earnings and cash flow, and a lucrative niche in the economy and ability to expand even during times of slow economic growth. As with all equity funds, this fund’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings.

T. Rowe Price® QM U.S. Small-Cap Growth Equity Fund (I Class)

The Fund seeks long-term growth of capital by investing primarily in common stocks of small growth companies. Invests primarily in small-cap growth companies. The “QM” in the fund’s name reflects the concept that the fund employs a “quantitative management” strategy relying on quantitative models developed by T. Rowe Price® to help identify stocks that could be included in the portfolio. The fund’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. Small companies tend to be riskier than large companies.

Vanguard® 500 Index Fund (Admiral Shares)

The Fund seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks. The Fund primarily invests its assets in securities selected to track the S&P 500 Index.

Vanguard® Emerging Markets Stock Index Fund (Institutional Shares)

The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in emerging market countries. The Fund primarily invests its assets in securities selected to track the FTSE Emerging Markets All Cap China A Inclusion Index.

Vanguard® Equity Income Fund (Admiral Shares)

The Fund seeks to provide an above-average level of current income and reasonable long-term capital appreciation.

Vanguard® Explorer Fund (Admiral Shares)

The Fund seeks to provide long-term capital appreciation. The Fund uses a multimanager approach that provides exposure to a broad universe of small-company growth stocks.

Vanguard® Extended Market Index Fund (Institutional Shares)

The Fund seeks to track the performance of a benchmark index that measures the investment return of small- and mid-capitalization stocks. The Fund primarily invests its assets in securities selected to track the S&P Completion Index.

TIAA Access ∎ Prospectus	33

Vanguard® FTSE All-World ex-US Small-Cap Index Fund (Admiral Shares)

The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks of international small-cap companies.

Vanguard® FTSE Social Index Fund (Admiral Shares)

The Fund seeks to track the performance of a benchmark index that measures the investment return of large- and mid-capitalization stocks.

Vanguard® Inflation-Protected Securities Fund (Admiral Shares)

The Fund seeks to provide inflation protection and income consistent with investment in inflation-indexed securities.

Vanguard® Institutional Index Fund (Institutional Plus Shares)

The Fund seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks.

Vanguard® Intermediate-Term Treasury Fund (Admiral Shares)

The Fund seeks to provide a moderate and sustainable level of current income. The Fund invests primarily in intermediate-term U.S. Treasury obligations with an average maturity of 5–10 years.

Vanguard® Real Estate Index Fund (Admiral Shares)

The Fund seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs and other real estate-related investments.

Vanguard® Selected Value Fund (Investor Shares)

The Fund seeks to provide long-term capital appreciation and income. The Fund invests in mid-capitalization stocks, using a multimanager structure that provides diversification and mitigates risk.

Vanguard® Small-Cap Value Index Fund (Institutional Shares)

The Fund seeks to track the performance of a benchmark index that measures the investment return of small-capitalization value stocks. The Fund primarily invests its assets in securities selected to track the CRSP US Small Cap Value Index.

Vanguard® Total Bond Market Index Fund (Institutional Shares)

The Fund seeks to track the performance of a broad, market-weighted bond index. The Fund primarily invests its assets in securities selected to track the Bloomberg Barclays U.S. Aggregate Float Adjusted Index.

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Vanguard® Total International Bond Index Fund (Admiral Shares)

The Fund seeks to track the performance of a benchmark index that measures the investment return of non-U.S. dollar-denominated investment-grade bonds.

Vanguard® Wellington Fund (Admiral Shares)

The Fund seeks to provide long-term capital appreciation and reasonable current income.

Vanguard® Wellington Fund, previously offered as an investment option under the contract, is no longer available, subject to the following exception. If your employer’s plan made available the Vanguard Wellington Fund prior to March 24, 2017, then you may continue to allocate premiums and transfer accumulations from the other investment accounts of the separate account that are available under the terms of your employer’s plan to the Vanguard Wellington Fund investment option.

Western Asset Core Plus Bond Fund (Class IS)

The Fund seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain a dollar-weighted average effective duration within 30% of the average duration of the domestic bond market as a whole as estimated by the fund’s subadvisers. The Fund invests in a portfolio of fixed income securities of various maturities and, under normal market conditions, will invest at least 80% of its net assets in debt and fixed income securities.

Additional investment information and options

All assets of the investment accounts will be allocated to the funds at net asset value. The investment results of the funds will significantly affect the value of your variable annuity contract.

You may also opt under your contract to allocate or transfer money from the investment accounts to the TIAA Traditional Annuity or, within certain limitations, the TIAA Real Estate Account. See “Starting Out.” Your TIAA Traditional Annuity accumulation will be credited with a guaranteed interest rate, and may also be credited with additional amounts declared by TIAA. Any amounts in the TIAA Traditional Annuity are subject to our financial strength and claims-paying ability.

The investment advisors

Teachers Advisors, LLC (“Advisors”) manages the assets of the TIAA-CREF Funds, which include the TIAA-CREF Lifecycle Funds (Institutional Class) and TIAA-CREF Lifecycle Index Funds (Institutional Class). Advisors is a subsidiary of TIAA. Nuveen Fund Advisors, LLC (“Nuveen”) manages the assets of the Nuveen Mid Cap Value Fund (Class R6) and Nuveen Real Asset Income Fund (Class R6). Nuveen is a subsidiary of TIAA. Saturna Capital Corporation (“Saturna Capital”) manages the assets of Amana Growth Fund (Institutional Shares). American Beacon Advisors, Inc. (“American Beacon”) manages the assets of American Beacon

TIAA Access ∎ Prospectus	35

Bridgeway Large Cap Growth Fund (Class R6). American Century Investment Management, Inc. (“American Century”) manages the assets of American Century Mid Cap Value Fund (Class R6). Capital Research and Management Company (“CRMC”) manages the assets of American Funds EuroPacific Growth Fund (Class R-6), American Funds New Perspective Fund (Class R6) and American Funds Washington Mutual Investors Fund (Class R-6). Ariel Investments, LLC (“Ariel Investments”) manages the assets of Ariel Appreciation Fund (Institutional Class). Champlain Investment Partners, LLC (“Champlain”) manages the assets of Champlain Mid Cap Fund (Institutional Shares). Delaware Management Company (“Delaware”) manages the assets of Delaware Emerging Markets Fund (Class R-6) and Delaware Small Cap Value Fund (R6 Shares). Dimensional Fund Advisors LP (“Dimensional”) manages the assets of DFA Emerging Markets Portfolio (Institutional Class). Dodge & Cox (“Dodge & Cox”) manages the assets of Dodge & Cox International Stock Fund. Invesco Advisers, Inc. (“Invesco”) manages the assets of Invesco Discovery Mid Cap Growth Fund (Class R6). BlackRock Advisors, LLC (“BlackRock”) manages the assets of iShares Russell Mid-Cap Index Fund (Class K). JPMorgan Investment Management Inc. (“JPMIM”) manages the assets of JPMorgan Equity Income Fund (Class R6) and JPMorgan Small Cap Value Fund (Class R-6). Lazard Asset Management LLC (“Lazard”) manages the assets of Lazard International Equity Portfolio (R6 Shares). Lord, Abbett & Co. LLC (“Lord Abbett”) manages the assets of Lord Abbett High Yield Fund (Class R6). Massachusetts Financial Services Company (“MFS”) manages the assets of MFS International Diversification Fund (Class R6), MFS Mid Cap Growth Fund (Class R6), MFS Mid Cap Value Fund (Class R6) and MFS Value Fund (Class R6). Nationwide Fund Advisors (“Nationwide”) manages the assets of Nationwide Geneva Small Cap Growth Fund (Class R6). Parnassus Investments (“Parnassus”) manages the assets of Parnassus Mid Cap Growth Fund (Institutional Shares). PGIM Investments LLC (“PGIM Investments”) serves as investment adviser and PGIM, Inc. serves as subadviser to the PGIM Total Return Bond Fund (Class R6). Franklin Advisers, Inc. (“Franklin”) manages the assets of Templeton Global Bond Fund (Class R-6). T. Rowe Price® Associates, Inc. (“T. Rowe Price®”) manages the assets of the T. Rowe Price® Blue Chip Growth Fund (I Class), T. Rowe Price® Large-Cap Growth Fund (I Class) and T. Rowe Price® QM U.S. Small-Cap Growth Equity Fund (I Class). The Vanguard Group, Inc. manages the assets of Vanguard® 500 Index Fund (Admiral Shares), Vanguard® Emerging Markets Stock Index Fund (Institutional Shares), Vanguard® Extended Market Index Fund (Institutional Shares), Vanguard® FTSE All-World ex-US Small-Cap Index Fund (Admiral Shares), Vanguard® FTSE Social Index Fund (Admiral Shares), Vanguard® Inflation-Protected Securities Fund (Admiral Shares), Vanguard® Institutional Index Fund (Institutional Plus Shares), Vanguard® Intermediate-Term Treasury Fund (Admiral Shares), Vanguard® Real Estate Index Fund (Admiral Shares), Vanguard® Small-Cap Value Index Fund (Institutional Shares), and Vanguard® Total Bond Market Index Fund (Institutional Shares) and Vanguard® Total International Bond Index Fund (Admiral Shares). ArrowMark Partners, ClearBridge Investments, LLC, Stephens Investment

36	Prospectus ∎ TIAA Access

Management Group, LLC, Wellington Management Company, LLP and The Vanguard Group, Inc. manage the assets of Vanguard® Explorer Fund (Admiral Shares). Wellington Management Company, LLP and The Vanguard Group, Inc. manage the assets of Vanguard® Equity Income Fund (Admiral Shares). Cooke & Bieler, LP, Donald Smith & Co., Inc., and Pzena Investment Management, LLC manage the assets of Vanguard® Selected Value Fund (Investor Shares). Wellington Management Company, LLP manages the assets of Vanguard® Wellington Fund (Admiral Shares) (together, the Vanguard funds’ investment advisors are referred to as “Vanguard Fund Advisors”). Western Asset Management Company, LLC, Western Asset Management Company Limited, Western Asset Management Company Ltd and Western Asset Management Company Pte. Ltd (collectively, “Western Asset”) manage the assets of Western Asset Core Plus Bond Fund (Class IS). Advisors, American Beacon, American Century, Ariel Investments, BlackRock, Champlain, CRMC, Delaware, Dimensional, Dodge & Cox, Franklin, Invesco, JPMIM, Lazard, Lord Abbett, MFS, Nationwide, Nuveen, Parnassus, PGIM Investments, Saturna Capital, T. Rowe Price®, and Vanguard Fund Advisors and Western Asset are registered with the SEC as investment advisors under the Investment Advisers Act of 1940.

The broker-dealer

TIAA makes payments to TIAA-CREF Individual & Institutional Services, LLC (“Services”), a TIAA subsidiary, for distribution services. Services performs all sales and marketing functions relative to the contracts.

Certain payments we receive with regard to the funds

We (and our affiliates) receive payments, which may be significant, from the funds, their advisors, distributors, or affiliates thereof. These payments may be used for a variety of purposes, including payment of expenses that we (and our affiliates) incur in promoting, marketing, and administering the contract and the funds in which the separate account invests. We (and our affiliates) may profit from these payments. These payments may be derived, in whole or in part, from the revenues of the funds’ investment advisors, and such revenues may be generated through the advisors’ receipt of the investment advisory fees deducted from fund assets. Contract owners, through their indirect investment in the funds, indirectly bear the costs of these investment advisory fees (see the funds’ prospectuses for more information). The amount of the payments we receive is based on a percentage of the assets of the particular funds attributable to the contract and to certain other variable insurance contracts that we and our affiliates issue. These percentages differ, and some advisors (or affiliates) may pay more than others. Currently, these percentages range from 0% to 0.15% (but they may increase).

Furthermore, we (and our affiliates) receive additional compensation on assets invested in TIAA’s proprietary funds because our affiliates receive payments from the funds for investment advisory and/or other services. Thus, we may receive more revenue with respect to proprietary funds than nonproprietary funds.

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These arrangements may be a factor that we consider in including funds as underlying investment options of the investment account.

Selection of funds

We select the funds offered through the contract based on several criteria, including the following:

●	asset class coverage,

●	the strength of the investment adviser’s (or sub-adviser’s) reputation and tenure,

●	brand recognition,

●	performance,

●	the capability and qualification of each investment firm, and

●	whether our distributors are likely to recommend the funds to contract owners.

Another factor we consider during the selection process is whether the fund, its adviser, its sub-adviser, or an affiliate will make payments to us or our affiliates. For a discussion of these arrangements, see “Certain Payments We Receive with Regard to the Funds.” We also consider whether the fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the contracts. We review each fund periodically after it is selected. Upon review, we may remove a fund or restrict allocation of additional premium and/or transfers of accumulation to a fund if we determine the fund no longer meets one or more of the criteria and/or if the fund has not attracted significant contract owner assets. We do not recommend or endorse any particular fund, and we do not provide investment advice. We have included TIAA-CREF Funds at least in part because they are managed by our affiliate, Advisors.

The annuity contracts

We offer the following types of contracts:

RA (Retirement Annuity) and GRA (Group Retirement Annuity): RA and GRA contracts are used mainly for employer sponsored retirement plans.

●

Depending on the terms of your employer’s plan, RA and GRA premiums can be paid by your employer, you, or both. If you are paying some or all of the entire periodic premium, your contributions can be in either pre-tax dollars by salary reduction, or after-tax dollars by payroll deduction. You can also transfer accumulations from another investment choice under your employer’s plan to your RA Contract.

●

GRA premiums can come from only your employer or both you (through salary reduction) and your employer. Your GRA premiums can be from pre-tax or after-tax contributions. You cannot pay GRA premiums directly to TIAA; your employer must send them for you. As with RAs, you can transfer accumulations from another investment choice under your employer’s plan to your GRA Contract.

38	Prospectus ∎ TIAA Access

●	Your employer may offer you the option of making contributions in the form of after-tax Roth-style contributions, though you will not be able to take tax deductions for these contributions.

SRA (Supplemental Retirement Annuity) and GSRA (Group Supplemental Retirement Annuity): These contracts are used for voluntary tax-deferred annuity (“TDA”) plans.

●

SRA Contracts are issued directly to you; GSRA Contracts are issued through an agreement between your employer and TIAA. Generally, your employer pays premiums in pre-tax dollars through salary reduction. Although you cannot pay premiums directly, you can transfer amounts from other TDA plans.

●	Although your employer may offer you the option of making contributions in the form of after-tax Roth-style contributions, you will not be able to take tax deductions for these contributions.

Retirement Choice/Retirement Choice Plus Annuities: These contracts are very similar in operation to the GRAs and GSRAs, respectively, except that they are issued directly to your employer or your plan’s trustee.

●	Among other rights, the employer retains the right to transfer accumulations under these contracts to alternate funding vehicles.

GA (Group Annuity) and Institutionally-Owned GSRA: These contracts are used exclusively for employer retirement plans and are issued directly to your employer or your plan’s trustee.

●

Your employer pays premiums directly to TIAA. Your employer or the plan’s trustee may control the allocation of contributions and transfers to and from these contracts. If a GA or GSRA Contract is issued pursuant to your plan, the rules relating to transferring and withdrawing your money, receiving any annuity income or death benefits, and the timing of payments are determined by your plan. Ask your employer or plan administrator for more information.

State Regulatory Approval. Certain of these contracts may not currently be available in your state.

Contracts Can Differ Pursuant to State Laws. Contract terms and features may differ due to state laws and regulations. These differences may include, among other things, availability of certain Income Options, how frequently you can transfer into or out of investment accounts, or our ability to restrict transfers into or out of the investment accounts. You should review your contract along with this prospectus to understand the product features and charges under your contract.

Tax Deferral. You or your employer can purchase these contracts in connection with tax-qualified pension plans under IRC sections 401(a) and 403(a), and plans under IRC sections 403(b), 414(d), 415(m), 457(b), or 457(f). The tax advantages available with these contracts exist solely through one of these types of retirement plans. TIAA is not making any representation regarding the tax qualification status of any plan. In contrast to many variable annuities, because these contracts can invest in funds available to the general public, if the contracts are not issued or purchased

TIAA Access ∎ Prospectus	39

through one of these types of retirement plans, the taxes on gains will not be deferred. You should carefully consider the advantages and disadvantages of owning a variable annuity in a tax-qualified plan, as well as the costs and benefits of the contract (including the annuity income), before you purchase a contract in a tax-qualified plan.

Other Investment Options. In addition to the investment accounts described in this prospectus, you may also allocate money to the TIAA Real Estate Account and TIAA Traditional Annuity under the terms of this contract and if permitted by your employer’s plan. A companion CREF contract may have been issued to you when you received this contract offering the investment accounts. For more information about the TIAA Traditional Annuity, the TIAA Real Estate Account, or the CREF accounts, and particular funds and investment options offered under the terms of your plan, please see the applicable contracts and/or respective prospectuses for those investment options available by calling 800-842-2252.

Starting out

Generally, we will issue a contract when we receive a completed application or enrollment form in good order. “Good order” means actual receipt of the transaction request along with all information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes your complete application (or complete request for redemptions, transfers, withdrawals, or payment of death or other benefits) and any other information or supporting documentation we may require. With respect to purchase requests, “good order” also generally includes receipt of sufficient funds by us to effect the transaction. We may, at our sole discretion, determine whether any particular transaction request (including, among others, a purchase, redemption, or withdrawal request to pay benefits) is in good order and reserve the right to change or waive any good order requirement at any time either in general or with respect to a particular plan, contract or transaction.

If your application is incomplete and we do not receive the necessary information and signed application in good order within five business days of our receipt of the initial premium, we will return the initial premium at that time. In addition, it is also possible that, if we are unable to reach you to obtain additional or missing information relating to incomplete applications, or transaction requests that are not in good order, the transaction may be cancelled.

If we receive premiums from your employer and, where applicable, a completed application from you before we receive your specific allocation instructions (or if your allocation instructions violate employer plan restrictions or do not total 100%), we will invest all premiums remitted on your behalf in the default option that your employer has designated. It is possible that the default option will not be an investment account of the separate account but will be another investment option available under your plan. We consider your employer’s designation of a default option to be an instruction to us to allocate your premiums to that option as

40	Prospectus ∎ TIAA Access

described above. You should consult your plan documents or sales representative to determine your employer’s designated default option and to obtain information about that option.

Once we receive complete allocation instructions from you, we will follow your instructions for future premiums. However, if you want the premiums previously allocated to the default option (and earnings or losses on them) to be transferred to the options identified in your instructions, you must specifically request that we transfer these amounts from the default option to your investment option choices.

You may stop premiums at any time without notice to us and then resume without payment of any past due premium or penalty of any kind. Your right to apply distributions from other plans to your contract as direct rollovers under the IRC may be limited by the terms of your employer’s plan.

TIAA generally does not restrict the amount or frequency of payment of premiums to your contract, although we may in the future. Your employer’s retirement plan may limit your premium amounts. In addition, the IRC limits the total annual premiums you may invest in plans qualified for favorable tax treatment.

In most cases, we accept premiums to a contract during your accumulation period. Premiums will be credited to your contract as of the end of the business day in which we receive them at the location that we will designate by prior written notice, in good order and in accordance with procedures established by us or as required by law. Once your first premium has been paid, your contract cannot lapse or be forfeited for nonpayment of premiums. Note that we cannot accept credit cards, money orders, travelers checks or digital (including virtual or crypto) currencies (e.g., Bitcoin). In addition, we will not accept a third-party check where the relationship of the payor to the contract owner cannot be identified from the face of the check.

You may allocate your premiums among the investment accounts, the TIAA Traditional Annuity, and the TIAA Real Estate Account under the terms of the contract, and only as permitted under the terms of your employer’s plan. You may also transfer accumulations to the CREF accounts, and, in some cases, certain mutual funds, or other TIAA annuities, if the investment option is available under the terms of your employer’s plan. You should consider the investment objectives, risks, and charges and expenses of the CREF accounts, TIAA Real Estate Account and any mutual funds offered under the terms of your employer’s plan carefully before investing. This and other information, including a description of the risks involved in investing in the CREF accounts, TIAA Real Estate Account and the funds, are found in their respective prospectuses. The CREF accounts, TIAA Real Estate Account and the funds are described in separate prospectuses. You may obtain a prospectus, free of charge, by calling 877-518-9161. You should read the prospectus carefully before investing. For more information about the TIAA Traditional Annuity, you may obtain the applicable contracts by calling 800-842-2252.

To change your allocation choices for future premiums, you can:

●	write to TIAA at P.O. Box 1259, Charlotte, North Carolina 28201;

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●	call our Automated Telephone Service (24 hours a day) at 800-842-2252; or

●	use the TIAA website’s account access feature at tiaa.org.

When you allocate premiums to an investment account, the premiums are used to purchase accumulation units in that investment account. You may change your allocation for future premiums at any time. We will allocate your premiums according to the most recent valid instructions in a form acceptable to us (in good order) that we have received from you. Your employer’s plan may limit your right to allocate premiums to an investment account. We may stop accepting premiums to any or all investment accounts at any time.

Important information about procedures for opening a new account

To help the United States government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions, including us, to obtain, verify and record information that identifies each person who purchases a contract.

What this means for you: When you apply for a contract, we will ask for your name, street address (not a post office box), date of birth, Social Security number and other information, such as your home telephone number, that will allow us to identify you. Until you provide us with the information we need, we may not be able to issue a contract or effect any transactions for you.

In certain circumstances, we may be required to block a contract owner’s ability to make certain transactions and may refuse to accept any premium payments or requests for transfers, withdrawals, surrenders, annuitization, or death benefits, until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators without notice or consent.

Accumulation units

Determining the value of your contract—investment accounts

The premiums you allocate, or transfers you make, to the investment accounts purchase accumulation units. We calculate how many accumulation units to credit by dividing the amount allocated or transferred to the particular investment account by its accumulation unit value calculated at the close of the business day we receive your premium or completed transfer request in good order. For information regarding how we price your initial premium, see “Starting Out.” To determine how many accumulation units to subtract for transfers out and cash withdrawals, we use the unit value calculated at the close of the business day we receive your completed transaction request and all required information and documents in good order (unless you have chosen a later date).

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We arbitrarily set the initial value of each accumulation unit at $25. Subsequently, the value of the accumulation units will depend mainly on the investment experience of the underlying funds, although the accumulation unit value also reflects the deduction by TIAA of separate account expenses. We calculate the accumulation unit value at the close of each valuation day. We multiply the previous day’s accumulation unit value by the net investment factor for the pertinent investment account of the separate account. The net investment factor reflects, for the most part, changes in the net asset value of the shares of the fund held by the investment account, and investment income and capital gains distributed to the investment account. The gross investment factor is decreased by the separate account expense and risk charges.

An investment account’s net investment factor equals its gross investment factor minus the separate account charge incurred since the previous valuation day.

An investment account’s gross investment factor equals (a) divided by (b), as follows:

(a)	equals	(i):	the value of the fund shares in the investment account as of the close of the valuation day (net asset value per share times number of shares owned) excluding the net effect of contract owners’ transactions (i.e., premiums received, benefits paid, and transfers to and from the investment account) made during that day; plus

		(ii):	investment income and capital gains distributed to the investment account; less

		(iii):	any amount paid and/or reserved for tax liability resulting from the operation of the investment account since the previous valuation day.

(b)	equals	the value of the fund shares in the investment account as of the previous valuation day, including the net effect of contract owners’ transactions, made during the previous valuation day.

Number of Accumulation Units. The number of accumulation units in an investment account under your contract will be increased by:

●	any premiums you allocate to that investment account; and

●	any transfers you make to that investment account.

The number of accumulation units in an investment account under your contract will be decreased by:

●	the application of any accumulations to provide any form of benefit; and

●	any transfers or withdrawals from your accumulation in that investment account.

The increase or decrease in the number of your accumulation units on any valuation day is equal to the net dollar value of all transactions divided by the value of the investment account’s accumulation unit as of the end of the valuation day on which the transaction becomes effective.

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To change your investment allocations

To make a change to your future investment allocation percentages, you can write to TIAA at P.O. Box 1259, Charlotte, North Carolina 28201 or call 800-842-2252 or use the TIAA website’s account access feature at tiaa.org. You may be required to complete and return certain forms (in good order) to effect these transactions. If you have any questions, call us at 800-842-2252. To make specific transfers, see “How to Make Transfers and Withdraw Cash,” below.

How to transfer and withdraw your money

Generally, we allow you to move your money to and from the investment accounts and to make withdrawals from your contract. These options may be limited by the terms of your employer’s plan, by current tax law, or by the terms of your contract. Transfers from the investment accounts to the TIAA Traditional Annuity, to the TIAA Real Estate Account, to another TIAA annuity offered by your employer’s plan, to one of the CREF accounts or to funds offered under the terms of your plan must generally be in the amount of at least $1,000 (except for systematic transfers, which must be at least $100) or your entire accumulation, if less. These minimums may be reduced or eliminated in the future. Any such change will be applied uniformly across all contracts going forward. Cash withdrawals and transfers to other companies are not subject to a minimum amount, and we currently do not assess a fee for transfers or cash withdrawals. Note that a fund underlying an investment account may assess a fee for certain transfers or withdrawals or limit transfers in accordance with the fund’s policies. See the funds’ prospectuses for information on these restrictions.

Transfers and cash withdrawals are effective at the end of the business day we receive your request and all required documentation in good order. You can also choose to have transfers and withdrawals take effect at the end of any future business day. We may limit or modify transfer requests if we determine, in our sole opinion, that transfers are or would be harmful to the separate account or any investment account or would be to the disadvantage of other contract owners. (See “Market Timing/Excessive Trading Policy.”)

If you are married, and all or part of your accumulation is attributable to contributions made under:

A)	an employer plan subject to the Employment Retirement Income Security Act of 1974 (“ERISA”), or

B)

an employer plan that provides for spousal rights to benefits, then your rights to choose certain benefits are restricted by the rights of your spouse to benefits only to the extent required by the IRC or ERISA or the terms of your employer plan (see “Spouse’s Rights to Benefits”).

Systematic transfers and withdrawals

If your employer’s plan allows, you can set up a program to make cash withdrawals or transfers automatically by specifying that we withdraw or transfer

44	Prospectus ∎ TIAA Access

from your accumulation any fixed number of accumulation units, dollar amount, or percentage of accumulation until you tell us to stop or until your accumulation is exhausted. Currently, the program must be set up so that internal transfers must be at least $100. In the future, we may eliminate this minimum transfer amount.

How to make transfers and withdraw cash

To request a transfer or to withdraw cash, you can:

●	write to TIAA at P.O. Box 1259, Charlotte, North Carolina 28201;

●	call our Automated Telephone Service (24 hours a day) at 800-842-2252; or

●	use the TIAA website’s account access feature at tiaa.org.

You may be required to complete and return certain forms (in good order) to effect these transactions. We can suspend or terminate your ability to transact by telephone, over the Internet, or by fax at any time, for any reason.

There may be tax law and/or plan restrictions on certain transfers. Before you transfer or withdraw cash, make sure you also understand the possible federal and other income tax consequences.

Transfers to and from other TIAA and CREF accounts and funds

Subject to your employer’s plan, current tax law or the terms of your contract, you can transfer some or all of your accumulation in the investment accounts to the TIAA Traditional Annuity, to the TIAA Real Estate Account, to another TIAA annuity offered by your employer’s plan, to one of the CREF accounts or to funds offered under the terms of your plan. We reserve the right to limit these transfers to once per quarter per investment account.

Subject to your employer’s plan, current tax law or the terms of your contract, you can also transfer some or all of your accumulation in the TIAA Traditional Annuity, in your CREF accounts or in the funds or TIAA annuities, such as TIAA Real Estate Account, to the investment accounts. Transfers from the TIAA Traditional Annuity to the investment accounts under RA, GRA, or Retirement Choice Contracts can only be effected over a period of time (up to ten annual installments) and may be subject to other limitations, as specified in your contract.

Accumulation that is transferred from investment accounts under this contract to the TIAA Traditional Annuity or the TIAA Real Estate Account remains part of this contract and part of the accumulation under the contract. Transfers to any other accounts which are not offered under the terms of this contract are no longer part of this contract and its accumulation. Any such transfers may be subject to limitations, as specified in your contract.

Such transfers must generally be in the amount of at least $1,000 (except for systematic transfers, which must be at least $100) or your entire accumulation, if less. These minimums may be reduced or eliminated in the future. Any such change will be applied uniformly across all contracts going forward. Because excessive

TIAA Access ∎ Prospectus	45

transfer activity can hurt performance and other participants, we may further limit how often you transfer or otherwise modify the transfer privilege.

Transfers to other companies

Generally, you may transfer funds from the investment accounts to a company other than TIAA or CREF, subject to certain tax restrictions. This right may be limited by your employer’s plan. Roth amounts in a 403(b) or 401(a) plan can be rolled over only to another Roth account under such plan or to a Roth IRA, as permitted by applicable law and the terms of the plans.

Under the Retirement Choice and Retirement Choice Plus Contracts, your employer could transfer monies from an investment account and apply it to another investment option not offered under this contract, subject to the terms of your plan, and without your consent.

Transfers from other companies/plans

Subject to your employer’s plan and federal tax law, you can usually transfer or roll over money from another 403(b), 401(a)/403(a) or governmental 457(b) retirement plan to your TIAA contract. You may also roll over before-tax amounts in a Traditional IRA to 403(b) plans, 401(a)/403(a) plans or eligible governmental 457(b) plans, provided such employer plans agree to accept the rollover. Roth amounts in a 403(b) or 401(a) plan can only be rolled over to another Roth account under such plan or to a Roth IRA, as permitted by applicable law and the terms of the plans. Funds held by the sponsor of a private 457(b) plan can be transferred only to another private 457(b) plan sponsor. Accumulations in private 457(b) plans may not be rolled over to a qualified plan (e.g., a 401(a) plan), a 403(b) plan, a governmental 457(b) plan or an IRA.

Withdrawing cash

You may withdraw cash from your SRA or GSRA accumulation at any time during the accumulation period, provided federal tax law and the terms of your employer’s plan permit it (see below). Normally, you can’t withdraw money from your contract if you have already applied that money to begin receiving lifetime annuity income. Current federal tax law restricts your ability to make cash withdrawals from your accumulation under most voluntary salary reduction agreements. Withdrawals are generally available only if you reach age 59 1/2, leave your job, become disabled, or die, or if your employer terminates its retirement plan. If your employer’s plan permits, you may also be able to withdraw money if you encounter hardship, as defined by the IRS, but depending upon your employer’s plan type and provisions, hardship withdrawals might be from contributions only, and not investment earnings. You may be subject to a 10% penalty tax if you make a withdrawal before you reach age 59 1/2, unless an exception applies to your situation. For a discussion of changes to the hardship distribution rules, please see the section below entitled “Changes to hardship distribution rules.”

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Under current federal tax law, you are not permitted to withdraw from 457(b) plans earlier than the calendar year in which you reach age 70 1/2 for private plans, or leave your job or are faced with an unforeseeable emergency (as defined by law). For governmental 457(b) plans only, the minimum age for in-service withdrawals has been lowered to 59 1/2. There are generally no early withdrawal tax penalties if you withdraw under any of these circumstances (i.e., no 10% tax on distributions prior to age 59 1/2). If you’re married, you may be required by law or your employer’s plan to provide us advance written consent from your spouse before TIAA makes certain transactions on your behalf.

If you request a withdrawal, we will send the proceeds by check to the address of record, or by electronic funds transfer to the bank account on file if you have elected this method of payment. A letter of instruction with a signature guarantee is required if the withdrawal is sent to an address other than the address of record, or to an address of record that has been changed within either the last 14 or 30 calendar days, depending on the service model applicable to your plan. You may obtain a signature guarantee from some commercial or savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange. A notary public cannot provide a signature guarantee. Proceeds directed to a bank account not on file have restrictions that require completion of a verification process. Please contact us for further information.

We reserve the right to require a signature guarantee on any withdrawal.

Systematic withdrawals to pay financial advisor fees

If permitted by your employer’s plan, you may authorize a series of systematic withdrawals to pay the fees of a financial advisor. Such systematic withdrawals are subject to all provisions applicable to systematic withdrawals, except as otherwise described in this section.

One series of systematic withdrawals to pay financial advisor fees may be in effect at the same time that another series of systematic withdrawals is also in effect. Systematic withdrawals to pay financial advisor fees must be scheduled to be made quarterly only, on the first day of each calendar quarter. The amount withdrawn from each investment account must be specified in dollars or percentage of accumulation, and will be in proportion to the accumulations in each account at the end of the business day prior to the withdrawal. The financial advisor may request that we stop making withdrawals.

We reserve the right to determine the eligibility of financial advisors for this type of fee reimbursement.

Market timing/excessive trading policy

There are contract owners who may try to profit from transferring money back and forth among investment accounts in an effort to “time” the market. As money is shifted in and out of these investment accounts, we incur transaction costs and

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the underlying funds incur expenses for buying and selling securities. These costs are borne by all contract owners. In addition, if contract owners are able to take advantage of pricing inefficiencies, market timing can interfere with efficient portfolio management and dilute the value of the shares. The risk of pricing inefficiencies can be particularly acute for portfolios invested primarily in foreign securities, such as the TIAA-CREF Emerging Markets Equity Fund, the TIAA-CREF Emerging Markets Equity Index Fund, the TIAA-CREF International Equity Fund, the TIAA-CREF International Equity Index Fund, the TIAA-CREF International Opportunities Fund, the TIAA-CREF Social Choice International Equity Fund, the American Funds EuroPacific Growth Fund, the Delaware Emerging Markets Fund, the DFA Emerging Markets Portfolio, the Dodge & Cox International Stock Fund, the Lazard International Equity Portfolio, the MFS International Diversification Fund, the Templeton Global Bond Fund, the Vanguard® Emerging Markets Stock Index Fund, the Vanguard® FTSE All-World ex-US Small-Cap Index Fund, and the Vanguard® Total International Bond Index Fund.

We have adopted policies and procedures to discourage market timing activity and control certain transfer activity. We have the right to modify our policies and procedures at any time without advance notice. Under these policies and procedures, contract owners who make a transfer out of any one of the investment accounts available under the contract (other than the investment accounts that invest in the TIAA-CREF Money Market Fund and the TIAA-CREF Short-Term Bond Fund) will not be able to make electronic transfers (i.e., over the Internet, by telephone or by fax) back into that same investment account in that contract for 30 calendar days starting the day after the transfer. The electronic transfers that will be restricted under this policy do not include certain types of transactions like systematic withdrawals, systematic purchases, automatic rebalancing, death and hardship withdrawals, certain transactions made within a retirement or employee benefit plan, such as contributions, mandatory distributions, loans and plan sponsor-initiated transactions, and other types of transactions specified by TIAA management.

To the extent permitted by applicable law, we may reject, limit, defer or impose other conditions on transfers into or out of an investment account in order to curb frequent transfer activity to the extent that comparable limitations are imposed on the purchase, redemption or exchange of shares of any of the funds under the separate account.

If we regard the transfer activity as disruptive to an underlying fund’s efficient portfolio management, based on the timing or amount of the investment or because of a history of excessive trading by the investor, we may limit a contract owner’s ability to make transfers by telephone, fax or over the Internet. We may also stop doing business with financial advisors who engage in excessive transfer activity on behalf of their clients. Because we have discretion in applying these policies, it is possible that similar transaction activity could be handled differently due to surrounding circumstances.

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We seek to apply our market timing and other transfer policies uniformly to all contract owners. We reserve the right to waive these policies where management believes that the waiver is in the contract owners’ best interests and that imposition of the policy’s restrictions is not necessary to protect contract owners from the effects of short-term trading. Except as stated above, no exceptions are made with respect to the policies. This contract is not appropriate for market timing. You should not invest in this contract if you want to engage in market timing activity.

To the extent permitted by applicable law, we may not accept or we may defer transfers at any time when we are unable to purchase or redeem shares of any of the funds under the separate account.

Contract owners seeking to engage in market timing may deploy a variety of strategies to avoid detection, and, despite our efforts to discourage market timing, there is no guarantee that TIAA or its agents will be able to identify all market timers or curtail their trading practices. If we do not identify or curtail market timers, the value of account shares held by long-term participants may be diluted, transaction costs may increase, and there may be interference with the efficiency of portfolio management of the affected fund.

The funds available as investment options under the contract may have adopted their own policies and procedures with respect to market timing and excessive trading of their respective shares. Those funds’ market timing policies are described in their respective prospectuses. The policies and procedures of a fund may be different, and more or less restrictive, than our policies and procedures or the policies and procedures of other funds. While we reserve the right to enforce these policies and procedures, we may not have the contractual authority or the operational capacity to apply the market timing and excessive trading policies and procedures of the funds. However, we have entered into a written agreement, as required by SEC regulation, with each fund or its principal underwriter that obligates us to promptly provide to the fund certain information about the trading activity of individual contract owners, and to execute instructions from the fund to restrict or prohibit further purchases or transfers by specific contract owners who violate the market timing and excessive trading policies established by the fund upon request.

In addition, some funds may impose redemption fees on short-term trading (i.e., redemptions of fund shares within a certain number of days after purchase). The fund determines the amount of the redemption fee and the fee is retained by or paid to the fund assessing the redemption fee and not by TIAA. The redemption fee may affect the number and value of accumulation units transferred out of the investment account that invests in that fund and, therefore, may affect the investment account accumulation. We reserve the right to administer and collect any such redemption fees from your accumulation on behalf of the funds.

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Timing of payments to you

In general, we will make the following types of payments within seven calendar days after we have received all the information we need to process your request:

●	cash withdrawals;

●	transfers to TIAA (e.g., another TIAA annuity offered by your employer’s plan), CREF, funds, or to other companies;

●	payments under a fixed-period annuity; and

●	death benefits.

Each of these types of payments is described further below. The seven-day period may be extended under applicable law in certain circumstances, such as an SEC-recognized emergency. There may also be delays in making payments for other reasons (e.g., payments in connection with loans, or if you have requested a transfer to another company and we have not received information we need from that company, or if there is missing or incorrect information in forms required for income tax withholding and reporting purposes). Your payment may also be delayed if your request is not in “good order.” If you request that withdrawal proceeds from an investment account be transferred to another investment vehicle and there is a delay in the investment of those proceeds, you will not experience the investment performance of that investment vehicle during such a delay. In addition, if, pursuant to SEC rules, the TIAA-CREF Money Market Fund suspends payment of redemption proceeds in connection with a liquidation of the fund, or as a result of fund liquidity levels, we will delay payment of any transfer, partial withdrawal, surrender, or death benefit from the TIAA-CREF Money Market investment account until the fund pays redemption proceeds.

Receiving annuity income

The annuity period in general

You can partially or fully annuitize and receive an income stream from the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund. Participants with assets in the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund can directly annuitize from that investment account, or they can annuitize by transferring their assets into TIAA Traditional, TIAA Real Estate, or one of the CREF accounts. (TIAA Real Estate and the CREF accounts are described in separate prospectuses. You may obtain these prospectuses by calling 877-518-9161.) Participants in any other investment accounts who wish to annuitize can transfer their assets from their investment accounts into the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund or into TIAA Traditional, TIAA Real Estate, or one of the CREF accounts. Unless you opt for a lifetime annuity, generally you must be at least age 59 1/2 to begin receiving annuity income payments from your annuity contract free of a 10% early distribution penalty tax. Your employer’s plan may also restrict

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when you can begin income payments. Under the minimum distribution rules of the IRC, you generally must begin receiving some payments from your contract shortly after you reach the later of age 72 or you retire. For more information, see the discussion under “Taxes” below.

Also, under the terms of the contract, you can’t begin a one-life annuity after you reach age 90, nor may you begin a two-life annuity after either you or your annuity partner reach age 90.

Your income payments may be paid out through a variety of income options. You can pick a different income option for different portions of your accumulation, but once you have started payments you usually can’t change your income option or annuity partner for that payment stream.

Usually income payments are monthly. You can choose quarterly, semiannual, and annual payments as well. TIAA has the right to not make payments at any interval that would cause the initial payment to be less than $100. We will send your payments by mail to your home address or, on your request, by mail or electronic funds transfer to your bank.

For one-life annuities, two-life annuities, annuities for a fixed period, and Income Test Drive, your initial income payments are based on your accumulation on the last valuation day before the annuity starting date. Your payments change after the initial payment based on the investment account’s investment experience and the income change method you choose.

There are two income change methods for annuity payments: annual and monthly. Under the annual income change method, payments from the separate account change each May 1, based on the net investment results during the prior year (from the day following the last valuation day in March of the prior year through the last valuation day in March of the current year). Under the monthly income change method, payments change every month, based on the net investment results during the previous month. For the formulas used to calculate the amount of annuity payments, see “Annuity Payments.” The total value of your annuity payments may be more or less than your total premiums. TIAA reserves the right to modify or stop offering the annual or monthly income change methods.

Annuity starting date

Ordinarily, annuity payments begin on the date you designate as your annuity starting date, provided we have received all documentation in good order necessary for the income option you’ve picked. If something is missing, we will let you know and will defer your annuity starting date until we receive the missing items and/or information. You may designate any future date for your annuitization request, in accordance with our procedures and as long as it is one on which we process annuitizations. Your first annuity check may be delayed while we process your choice of income options and calculate the amount of your initial payment. Any premiums received within 70 days of the first of the month during which payments begin may be used to provide additional annuity income. Premiums received after

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70 days of the first of the month during which payments begin will remain in your accumulating annuity contract until you give us further instructions. For example, if your payments begin on March 15 and a premium is received on May 5, we will recalculate your payments (March 1 through May 5 totals 65 days) so you will receive additional annuity income. However, if your payments begin on March 15 and a premium is received on June 5 (March 1 through June 5 totals 96 days), then that premium would remain in the accumulation portion of the contract. Ordinarily, your first annuity payment can be made on any business day between the first and twentieth of any month.

Annuity income options

Both the number of annuity units you purchase and the amount of your income payments will depend on which income option(s) you pick. Your employer’s plan, tax law and ERISA may limit which income options you can use to receive income. Tax law may restrict your annuity options, depending on whom you name as second annuitant or beneficiary. Certain designated beneficiaries may need to receive payment of death benefits within ten years of the year of your death in order to satisfy required minimum distribution rules. For more information, see “Taxes.” Ordinarily, you will choose your income options shortly before you want payments to begin, but you can make or change your choice any time before your annuity starting date.

All of the income options provide variable payments, and the amount of income you receive depends in part on the investment experience of the investment accounts selected by you. The current options are:

●

One-Life Annuity with or without Guaranteed Period: Pays income as long as you live. If you opt for a guaranteed period (10, 15 or 20 years) and you die before it’s over, income payments will continue to your beneficiary until the end of the period. If you don’t opt for a guaranteed period, all payments end at your death—so, it’s possible for you to receive only one payment if you die less than a month after payments start. (The 15-year guaranteed period is not available under all contracts.)

●

Annuity for a Fixed Period: Pays income for a set number of years chosen by you. The available number of years for you to choose from varies by contract and this option is not available under all contracts.

●

Two-Life Annuities: Pays income to you as long as you live, then continues at either the same or a reduced level for the life of your annuity partner. There are four types of two-life annuity options, all available with or without a guaranteed period—Full Benefit to Survivor, Two-Thirds Benefit to Survivor, 75% Benefit to Annuity Partner and a Half-Benefit to Annuity Partner. Under the Two-Thirds Benefit to Survivor option, payments to you will be reduced upon the death of your annuity partner.

●	Minimum Distribution Option (“MDO”): Generally available only if you must begin annuity payments under the IRC minimum distribution requirements. Some

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employer plans allow you to elect this option earlier—contact TIAA for more information. The option, if elected, automatically pays an amount designed to fulfill the distribution requirements under federal tax law. The option is not available under all contracts. You must apply your entire accumulation under a contract if you want to use the MDO. It is possible that income under the MDO will cease during your lifetime. Prior to age 90, and subject to applicable plan and legal restrictions, you can apply any remaining part of an accumulation applied to the MDO to any other income option for which you’re eligible. Using the MDO will not affect your right to take a cash withdrawal of any accumulation not yet distributed (to the extent that a cash withdrawal was available to you under your contract and under the terms of your employer’s plan). This automatic payout option is not available under all contracts. Instead, for some contracts, required minimum distributions will be paid directly from those contracts pursuant to the terms of your employer’s plan.

For any of the income options described above, current federal tax law says that your guaranteed period can’t exceed the joint life expectancy of you and your beneficiary or annuity partner, and other IRC stipulations may make some income options unavailable to you. Other income options may become available in the future, subject to the terms of your retirement plan and relevant federal and state laws. We may stop offering certain income options in the future. For more information about any annuity option, please contact us.

Receiving Lump-Sum Payments (Retirement Transition Benefit): If your employer’s plan allows, you may be able to receive a single sum payment of up to 10% of the value of any part of an accumulation being converted to one-life or two-life annuity on the annuity starting date. Of course, if your employer’s plan allows cash withdrawals, you can take a larger amount (up to 100%) of your accumulation as a cash payment. The retirement transition benefit will be subject to current federal income tax requirements and possible early distribution penalties. See “Taxes.”

Income Test Drive: Income Test Drive is an optional feature that lets you try variable income payments for a 2-year period without making an irrevocable decision. You retain your accumulation units during the Income Test Drive, and payments made during the Income Test Drive are withdrawals from your accumulation units. Payments are calculated to approximate the amount you would receive under a one-life or two-life annuity for the income option and income change method you select, adjusted to reflect the Income Test Drive. If you decide to Income Test Drive your entire accumulation, any premiums received during the 2-year period will be applied to purchase accumulation units that will be used to increase your variable income payments.

You can change your mind during the Income Test Drive, and future payments will stop when you notify us of your decision prior to expiration of the 2-year period. If you die during the Income Test Drive, payments will stop, and the beneficiary named in your contract will be entitled to the remaining accumulation. At the end of the Income Test Drive, if you have not decided to stop payments, your remaining accumulation applied to the Income Test Drive feature will be converted to annuity

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units payable under the income option you chose when you started this feature. Once the conversion to annuity units takes place, it is irrevocable. If you decide before the end of the Income Test Drive that you want to begin annuity income payments immediately, you may do so subject to certain election procedures. The conversion of accumulation units to annuity units may result in annuity payments that are greater or less than the amount of the last payment during the Income Test Drive.

We may stop providing the Income Test Drive feature at any time. The Income Test Drive feature may not be available under the terms of your employer’s plan. For information about withdrawals from your contract, see “How to transfer and withdraw your money.”

Transfers during the annuity period

After you begin receiving annuity income from a one-life annuity, two-life annuity, or annuity for a fixed period, you can, subject to current tax law and the terms of your contract, transfer all or part of any annuity units (which determine annuity income payable) once each calendar quarter from the separate account into a “comparable annuity” payable from (i) another fund within the separate account (if available), (ii) a CREF account, (iii) the TIAA Real Estate Account, (iv) another TIAA annuity or (v) TIAA’s Traditional Annuity. You can also transfer annuity units from the CREF accounts or the TIAA Real Estate Account or another TIAA annuity into a comparable annuity payable from the separate account in accordance with the terms of your annuity contract. Comparable annuities are those which are payable under the same income option, and have the same first and second annuitant, and remaining guaranteed period.

We will process and credit your transfer on the business day we receive your request in good order. You can also choose to have a transfer take effect at the close of any future business day. Transfers under the annual income payment method will affect your annuity payments beginning on the May 1 following the March 31 which is on or after the effective date of the transfer. Transfers under the monthly income payment method and all transfers into the TIAA Traditional Annuity will affect your annuity payments beginning with the first payment due after the monthly payment valuation day that is on or after the transfer date. You can switch between the annual and monthly income change methods, and the switch will go into effect on the last valuation day in March. Although the payout streams are actuarially equivalent and there is no charge for engaging in such a transfer, it is possible that the new options may apply different mortality or interest assumptions, and could therefore result in variation between the initial payments from the new option and the payments that were being made out of the original option.

Annuity payments

You are the annuitant under the contract. This means if you choose a lifetime income option, annuity payments will continue for as long as you live. The amount of annuity payments we pay you or your beneficiary will depend upon the number

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and value of the annuity units payable. The number of annuity units is first determined on the day before the annuity starting date. The amount of the annuity payments will change according to the income change method chosen.

Under the annual income change method, the value of an annuity unit for payments is redetermined on March 31 of each year (or, if March 31 is not a valuation day, the immediately preceding valuation day). This date is called the “annual payment valuation day.” Annuity payments change beginning May 1. The change reflects the net investment experience of the separate account. The net investment experience for the twelve months following the annual payment valuation day will be reflected in the annuity unit value determined on the next year’s annual payment valuation day.

Under the monthly income change method, the value of an annuity unit for payments is determined on the payment valuation day, which is the 20th day of the month preceding the payment due date or, if the 20th is not a business day, the preceding business day. The monthly changes in the value of an annuity unit reflect the net investment experience of the separate account. The formulas for calculating the number and value of annuity units payable are described below.

TIAA reserves the right to modify or stop offering the annual or monthly income change methods.

Calculating the Number of Annuity Units Payable: When a participant or a beneficiary converts all or a portion of his or her accumulation into a one-life annuity, two-life annuity, or annuity for a fixed period, the number of annuity units payable from the separate account under an income change method is determined by dividing the value of the account accumulation to be applied to provide the annuity payments by the product of the annuity unit value for that income change method and an annuity factor. The annuity factor as of the annuity starting date is the value of an annuity in the amount of $1.00 per month beginning on the first day such annuity units are payable, and continuing for as long as such annuity units are payable.

The annuity factor will reflect interest assumed at the effective annual rate of 4%, and the mortality assumptions for the person(s) on whose life (lives) the annuity payments will be based. Mortality assumptions will be based on the then-current settlement mortality schedules for this separate account. Contract owners bear no mortality risk under their contracts—actual mortality experience will not reduce annuity payments after they have started. TIAA may change the mortality assumptions used to determine the number of annuity units payable for any future accumulations converted to provide annuity payments.

The number of annuity units payable under an income change method under your contract will be reduced by the number of annuity units you transfer out of that income change method under your contract. The number of annuity units payable will be increased by any internal transfers you make into that income change method under your contract.

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Value of Annuity Units: The investment account’s annuity unit value is calculated separately for each income change method for each valuation day. We assume an investment return of 4%. The annuity unit value for each income change method is determined by updating the annuity unit value from the previous valuation day to reflect the net investment performance of the account for the current valuation period relative to the 4% assumed investment return. In general, your payments will increase if the performance of the account is greater than 4% and decrease if the performance is less than 4%. The value is further adjusted to take into account any changes expected to occur in the future at revaluation either once a year or once a month, assuming the account will earn the 4% assumed investment return in the future.

The initial value of the annuity unit for a new annuitant is the value determined as of the valuation day before annuity payments start.

For participants under the annual income change method, the value of the annuity unit for payment remains level until the following May 1. For those who have already begun receiving annuity income as of March 31, the value of the annuity unit for payments due on and after the next succeeding May 1 is equal to the annuity unit value determined as of the last valuation day in March.

For participants under the monthly income change method, the value of the annuity unit for payments changes on the payment valuation day of each month for the payment due on the first of the following month.

TIAA reserves the right, subject to approval by the Board of Trustees, to modify the manner in which the number and/or value of annuity units is calculated in the future without notice.

Death benefits

Choosing beneficiaries

Subject to the terms of your employer’s plan, death benefits under TIAA contracts are payable to the beneficiaries you name. When you purchase your annuity contract, you name one or more beneficiaries to receive the death benefit if you die. You can generally change your beneficiaries any time before you die, and, unless you instruct otherwise, your annuity partner can do the same after your death. Changing beneficiaries may impact your annuity options, even for annuities that have already begun to make payments. Changes in tax laws may require certain designated beneficiaries to receive payment of death benefits within ten years of the year of your death in order to satisfy required minimum distribution rules. For more information, see “Taxes.”

Your spouse’s rights

Your choice of beneficiary for death benefits may, in some cases, be subject to the consent of your spouse. Similarly, if you are married at the time of your death, federal law may require a portion of the death benefit be paid to your spouse even if you have named someone else as beneficiary. If you die without having named any

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beneficiary, any portion of your death benefit not payable to your spouse will go to your estate.

Amount of death benefit

If you die during the accumulation period, the death benefit is the amount of your accumulation. If you and your annuity partner die during the annuity period while payments are still due under a fixed-period annuity or for the remainder of a guaranteed period, the death benefit is the present value, based on an effective annual interest rate of 4%, of the unit annuity payments due for the remainder of the period.

Payment of death benefit

To authorize payment and pay a death benefit, we must have received all necessary forms and documentation (in good order), including proof of death and the selection of the method of payment.

Every state has some form of unclaimed property laws that impose varying legal and practical obligations on insurers and, indirectly, on contract owners, insureds, beneficiaries and other payees of proceeds. Unclaimed property laws generally provide for escheatment to the state of unclaimed proceeds under various circumstances.

Contract owners are urged to keep their own, as well as their insureds’, beneficiaries’ and other payees’, information up to date, including full names, postal and electronic media addresses, telephone numbers, dates of birth, and Social Security numbers. Such updates should be communicated in writing to TIAA at P.O. Box 1259, Charlotte, NC 28201, by calling our Automated Telephone Service (24 hours a day) at 800-842-2252 or via tiaa.org.

Methods of payment of death benefits

Generally, you can choose for your beneficiary the method we will use to pay the death benefit, but few participants do this. If you choose a payment method, you can also prevent your beneficiaries from changing it. Most people leave the choice to their beneficiaries. We can prevent any choice if its initial payment is less than $25. If your beneficiary does not specifically instruct us to start paying death benefits within a year of your death, we may start making payments to them over five years using the fixed-period annuity method of payment. Changes in tax laws may require certain designated beneficiaries to receive payment of death benefits within ten years of your death in order to satisfy required minimum distribution rules. Your choice of beneficiary may limit your options with regard to payment of the death benefit. For more information, see “Taxes.”

Payments during accumulation period

Currently, the available methods of payment for death benefits from funds in the accumulation period are:

●	Single-Sum Payment, in which the entire death benefit is paid to your beneficiary at once;

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●	One-Life Annuity With or Without Guaranteed Period, in which the death benefit is paid for the life of the beneficiary or through the guaranteed period;

●	Annuity for a Fixed Period (only available for certain contracts), in which the death benefit is paid for a fixed number of years (subject to the terms of the contract); and

●

Minimum Distribution Payments, in which the beneficiary can elect to have payments made automatically in the amounts necessary to satisfy the Internal Revenue Code’s minimum distribution requirements. It is possible under this method that your beneficiary will not receive income for life.

Death benefits are usually paid monthly (unless you chose a single-sum method of payment), but your beneficiary can switch them to quarterly, semiannual or annual payments. Note that for Retirement Choice and Retirement Choice Plus contracts, beneficiaries may only receive either a single-sum payment or a one-life annuity (with or without a guaranteed period).

Payments during annuity period

If you and your annuity partner die during the annuity period, your beneficiary can choose to receive any remaining guaranteed periodic payments due under your contract (although required minimum distribution rules may require payment within ten years to avoid an excise tax). Alternatively, your beneficiary can choose to receive the commuted value of those payments in a single sum unless you have indicated otherwise. The amount of the commuted value will be different from the total of the periodic payments that would otherwise be paid.

Ordinarily, death benefits are subject to federal tax. If taken as a lump sum, death benefits would be taxed like complete withdrawals. If taken as annuity benefits, the death benefit would be taxed like annuity payments. For more information, see the discussion under “Taxes” below.

Employer plan fee withdrawals

Your employer may, in accordance with the terms of your plan, withdraw amounts from your accumulations under your Retirement Choice or Retirement Choice Plus contract, and, if your certificate so provides, under your GRA or GSRA, or GA contract, to pay fees associated with the administration of the plan. TIAA processes such fee withdrawals in accordance with the terms of the recordkeeping service agreement between TIAA and the plan sponsor. An employer plan fee withdrawal cannot be revoked after its effective date under the plan and will reduce the accumulation from which it is paid by the amount withdrawn.

Spouse’s rights to benefits

If you are married, and all or part of your accumulation is attributable to contributions made under:

A)	an employer plan subject to ERISA; or

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B)

an employer plan that provides for spousal rights to benefits, then, only to the extent required by the IRC or ERISA or the terms of your employer plan, will your rights to choose certain benefits be restricted by the rights of your spouse to benefits as follows:

●	Spouse’s survivor retirement benefit. If you are married on your annuity starting date, your income benefit must be paid under a two-life annuity with your spouse as second annuitant.

●

Spouse’s survivor death benefit. If you die before your annuity starting date and your spouse survives you, the payment of the death benefit to your named beneficiary may be subject to your spouse’s right to receive a death benefit. Under an employer plan subject to ERISA, your spouse has the right to a death benefit of at least 50% of any part of your accumulation attributable to contributions made under such a plan. Under an employer plan not subject to ERISA, your spouse may have the right to a death benefit in the amount stipulated in the plan.

Your spouse may consent to a waiver of his or her rights to these benefits.

Waiver of spouse’s rights

If you are married, and all or part of your accumulation is attributable to contributions made under:

A)	an employer plan subject to ERISA; or

B)

an employer plan that provides for spousal rights to benefits, then, only to the extent required by the IRC or ERISA or the terms of your employer plan, your spouse must consent to a waiver of his or her rights to survivor benefits before you can choose:

●	an income option other than a two-life annuity with your spouse as second annuitant; or

●	beneficiaries who are not your spouse for more than the percentage of the death benefit allowed by the employer plan; or

●	a lump-sum benefit.

In order to waive the rights to spousal survivor benefits, we must receive, in a form satisfactory to us, your spouse’s consent, or a satisfactory verification that your spouse cannot be located. A waiver of rights with respect to an income option or a lump-sum benefit must be made in accordance with the IRC and ERISA, or the applicable provisions of your employer plan. A waiver of the survivor death benefit may not be effective if it is made prior to the earlier of the plan year in which you reach age 35 or your severance from employment of your employer.

Verification of your marital status may be required, in a form satisfactory to us, for purposes of establishing your spouse’s rights to benefits or a waiver of these rights. (For more information about the definition of a “spouse,” see “Taxes—Definition of Spouse under Federal Law.”) You may revoke a waiver of your spouse’s rights to benefits at any time during your lifetime and before the annuity starting date. Your spouse may not revoke a consent to a waiver after the consent has been given.

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Charges

Separate account charges

We deduct charges each valuation day from the assets of each investment account for various services required to administer the separate account and the contracts and to cover certain insurance risks borne by us. The contract allows for total separate account charges (i.e., administrative expense and mortality and expense risk charges) of up to 2.00% of net assets of the investment accounts annually. The total separate account charges for payout annuities will not exceed 2.00% of net assets of the investment accounts annually. The current charges applicable to your contract are listed in the Summary at the beginning of this prospectus. While TIAA reserves the right to increase the separate account charges at any time (up to the 2.00% maximum), we will provide at least three months’ notice before any such increase.

Administrative Expense Charge. This daily charge is for administration and operations, such as allocating premiums and administering accumulations.

Mortality and Expense Risk Charge. We impose a daily charge as compensation for bearing certain mortality and expense risks in connection with the contract.

TIAA’s mortality risks come from its obligations to make annuity payments. We assume the risk of making annuity payments regardless of how long the annuitant(s) may live or whether the mortality experience of annuitants as a group is better than expected.

Our expense risk is the possibility that our actual expenses for administering and marketing the contract and for operating the separate account will be higher than the amount recovered through the administrative expense deduction.

If the mortality and expense risk charge allowed under the contract is not enough to cover our costs, we will absorb the deficit. On the other hand, if the charge more than covers costs, we will profit. We will pay a fee from our general account assets, which may include amounts derived from the mortality and expense risk charge, to Services, the principal distributor of the contract.

Other charges and expenses

Fund Expenses. Certain deductions and expenses of the underlying funds are paid out of the assets of the funds. These expenses include charges for investment advice, portfolio accounting, custody, and other services provided for the fund. The investment advisors are entitled to an annual fee based on a percentage of the average daily net assets of each fund. For more information on underlying fund deductions and expenses, please read the funds’ current prospectuses.

No Deductions from Premiums or Surrender Charge. The contract provides for no front-end charges and no surrender charge.

Premium Taxes. Some states assess premium taxes on the qualified annuity contract premiums paid under the contract (e.g. 403(b)). We will deduct the total

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amount of premium taxes, if any, from your accumulation based on current state insurance laws, subject to the provisions of your contract, and our status in the state. Generally, premium taxes range from 0% to 1%, on qualified annuity contract premiums depending on the state.

Taxes

This section offers general information concerning federal taxes. It does not cover every situation. Check with your tax advisor for more information.

This contract may be purchased only in connection with a tax-qualified retirement plan under IRC sections 401(a) and 403(a), and plans under IRC sections 403(b), 414(d), 415(m), 457(b), or 457(f). If the contract were to be purchased other than in connection with such a tax-qualified retirement plan, you would not receive the tax benefits normally associated with annuity contracts and you would be subject to current tax. The tax rules applicable to the contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a contract may be subject to the terms of the retirement plan itself, regardless of the terms of the contract. Adverse tax consequences may result if contributions, distributions, and other transactions with respect to the contract are not made or effected in compliance with the law. The following discussion assumes that the contract is issued in connection with one of the retirement plans listed above.

During the accumulation period, premiums paid in before-tax dollars, employer contributions and earnings attributable to these amounts are not taxed until they’re withdrawn. Annuity payments, single sum withdrawals, systematic withdrawals, and death benefits are usually taxed as ordinary income. Premiums paid in after-tax dollars are not taxable when withdrawn, but earnings attributable to these amounts are taxable unless those amounts are contributed as Roth contributions to a 401(a), 403(b), or governmental 457(b) plan and certain criteria are met before the amounts (and the income on the amounts) are withdrawn. Generally, rollovers between qualified retirement plans and transfers between 403(b) plans are not taxed. Transfers among the investment accounts also are not taxed.

Generally, contributions you can make under an employer’s plan are limited by federal tax law. Employee voluntary salary reduction contributions and Roth after-tax contributions to 403(b) and 401(k) plans are limited to $19,500 per year ($26,000 per year if you are age 50 or older). Certain long-term employees may be able to defer additional amounts in a 403(b) plan. Contact your tax advisor for more information.

The maximum contribution limit to a 457(b) nonqualified deferred compensation plan is the lesser of $19,500 or 100% of “includable compensation” (as defined by law). Special catch-up rules may permit a higher contribution in one or more of the last three years prior to an individual’s normal retirement age under the plan. The $19,500 limit is increased to $26,000 for employees of state and local governments who are age 50 or older.

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Note that the dollar amounts listed above are for 2021; different dollar limits may apply in future years.

Early Distributions: If you receive a distribution from any 401(a), 403(a), or 403(b) retirement plan before you reach age 59 1/2 and you do not roll over or directly transfer such distribution to an IRA or employer plan in accordance with federal tax law, you may have to pay an additional 10% early distribution tax on the taxable amount. In general, however, there is no penalty on distributions (1) made on or after the taxpayer reaches age 59 1/2, (2) made on or after the death of the contract owner, (3) attributable to the taxpayer’s becoming disabled, or (4) made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer. Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Early distributions from 457(b) plans are not subject to a 10% penalty tax unless, in the case of a governmental 457(b) plan, the distribution includes amounts rolled over to the plan from a 401(a), 403(a), or 403(b) plan. Consult your tax advisor for more information.

Minimum Distribution Requirements: The suspension of Required Minimum Distributions (RMD) for defined contribution plans and Traditional IRAs that was in effect during 2020, expired as of January 1, 2021. The RMD changes enacted by the Setting Every Community Up for Retirement Enhancement Act of 2019 (the “SECURE Act”) that were placed on hold in 2020 are now in effect.

In most cases, for individual employees who turn age 70 1/2 after December 31, 2019, payments from qualified contracts must begin by April 1 of the year after the year you reach age 72, or if later, by retirement. Other minimum distribution requirements apply to beneficiaries of deceased participants. Under the terms of certain retirement plans, the plan administrator may direct us to make the minimum distributions required by law even if you do not elect to receive them. In addition, if you do not begin distributions on time, you may be subject to a 50% excise tax on the amount you should have received but did not. You are responsible for requesting distributions that comply with the minimum distribution rules. Please consult your tax advisor for more information.

With respect to plan contract owner deaths after December 31, 2019, most non-spouse beneficiaries, as well as deaths of beneficiaries of beneficiaries dying after 2019, will no longer be able to satisfy the minimum distribution requirements by “stretching” payouts over life. Instead of payment over their life expectancy, the general rule requires full distribution to an individual non-spouse beneficiary within a 10-year period after the year of the participant’s death. Certain exceptions apply to “eligible designated beneficiaries” which include disabled and chronically ill individuals (or a trust for their benefit), a minor child of the participant until he or she reaches majority; and anyone else who is older than or not more than 10 years younger than the participant. This change applies to distributions to designated beneficiaries of individuals who die on and after January 1, 2020. After the first beneficiary dies, the 10 year distribution period would generally apply to the beneficiary of the first deceased beneficiary. The current law also applies to

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One-Life, Two-Life and Fixed Period annuities beginning payments after December 19, 2019. As of January, 2021, we are still waiting on further guidance from the IRS and Treasury on certain aspects of the new law. You should consult a tax advisor before selecting an income option or designating a beneficiary.

Withholding on Distributions: If we pay an “eligible rollover distribution” directly to you, federal law requires us to withhold 20% from the taxable portion. On the other hand, if we roll over such a distribution directly to an IRA or employer plan, we do not withhold any federal income tax. The 20% withholding also does not apply to certain types of distributions that are not considered eligible rollovers (noneligible rollover distributions), such as lifetime annuity payments, or minimum distribution payments.

For the taxable portion of noneligible rollover distributions, we will withhold federal income taxes unless you tell us not to and you are eligible to avoid withholding. However, if you tell us not to withhold but we do not have your taxpayer identification number on file, we still are required to deduct taxes. These rules also apply to distributions from governmental 457(b) plans. In general, all amounts received under a private 457(b) plan are taxable and are subject to federal income tax withholding as wages.

Annuity Purchases by Nonresident Non-citizens of the U.S. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax advisor regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.

Federal Estate, Gift and Generation-Skipping Transfer Taxes. While no attempt is being made to discuss in detail the federal estate tax implications of the contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary who survives the decedent is included in the decedent’s gross estate. Depending on the terms of the contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Under certain circumstances, the Code may impose a generation-skipping transfer (“GST”) tax when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS. For 2021, the federal estate tax, gift tax, and GST tax exemptions and

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maximum rates are $11,700,000, and 40%, respectively. The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

Hardship Distribution Rules. Current regulations relax several prior year restrictions on taking hardship distributions from defined contribution plans. Exceptions to the early withdrawal penalty rules include distributions made in cases of financial hardship or unforeseeable emergencies. Unlike loans, hardship withdrawals permanently reduce your account balance and are not repaid to the plan with interest. Current regulations eliminate the 6-month prohibition on contributions following a hardship distribution, and eliminate the requirement that contract owners take available plan loans before requesting hardship distributions. In addition, hardship withdrawals of earnings on 401(k) contributions are allowed, although earnings on 403(b) contributions remain ineligible for hardship withdrawals.

Qualified Birth or Adoption Distribution. Plan distributions (up to $5,000) from an IRA, 401(a), 403(a), 403(b), or a governmental eligible deferred compensation plan that are used to pay for expenses related to the birth or adoption of a child are penalty-free. The distribution must be made during the one-year period beginning on the date on which a child of the individual is born or on which the legal adoption is finalized. The $5,000 amount applies on an individual basis, so for a married couple, each spouse may receive a penalty-free distribution up to $5,000 for a qualified birth or adoption. Please consult your Plan documents for eligibility.

Definition of Spouse under Federal Law. A person who meets the definition of “spouse” under federal law may avail themselves to certain contractual rights and benefits. Any right of a spouse that is made available to continue the contract and all contract provisions relating to spouses and spousal continuation are available only to a person who meets the definition of “spouse” under federal law. IRS guidance provides that civil unions and domestic partnerships that may be recognized under state law are not marriages unless denominated as such. Consult a qualified tax advisor for more information on this subject.

Enacted Tax Legislation. The COVID-Related Tax Relief Act of 2020, the Taxpayer Certainly and Disaster Tax Relief Act of 2020, and the No Surprises Act, all part of the Consolidated Appropriations Act, 2021 (“CAA”), were all signed into law on December 27, 2020. The CAA contains numerous provisions related to retirement and health plans to provide emergency assistance and health care response for individuals, families and businesses affected by the coronavirus pandemic continuing into 2021.

The CAA includes relief under defined contribution plans (e.g., 401(a), 401(k), 403(b) and governmental 457(b) plans) with respect to plan loans and withdrawals for certain non-coronavirus related natural disasters. Retirement plan relief may apply when there is a presidentially declared “qualified disaster area” between January 1, 2020 and February 25, 2021. However, the term “qualified disaster

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area” does not include any area with respect to which such a major disaster has been so declared only by reason of COVID-19. Therefore the CAA’s retirement plan relief related to qualified disaster areas does not apply to COVID-19 only disaster areas. To take advantage of the disaster relief provided under the CAA, an individual must maintain a principal residence within the disaster area and must have sustained an economic loss due to the disaster. The disaster relief provided under the CAA applies to plans or annuity contracts that permit the disaster-related relief and consists of the following:

●

Qualified Disaster-Related Distributions. Qualified individuals may take a qualified disaster distribution from an eligible retirement plan account that does not exceed $100,000 (less amounts previously taken for the same qualified disaster from plans maintained in the same controlled group) without incurring an early-distribution tax. If taken, an individual may repay the distribution to a qualified retirement plan or Individual Retirement Account (IRA) within the three-year period beginning as of the date following the distribution date. Any amount repaid in this period is treated as a tax-free rollover. If the distribution is not repaid, the individual must pay tax on the distribution but may spread the taxable income over a period of three years.

●

Recontribution of Hardship Withdrawals for Home Purchases. Qualified individuals who requested a hardship withdrawal for the purpose of purchasing or constructing a primary residence in a qualified disaster area, and who were unable to use such hardship withdrawal due to such disaster, may recontribute the withdrawal under the CAA if made within a specified period of time.

●

Qualified Disaster-Related Loan Relief. For qualified disaster loans made to qualified individuals, the limit on the amount of a qualified disaster loan may be increased to the lesser of (1) 100% (up from 50%) of the qualified individual’s plan account balance or (2) $100,000 (up from $50,000). In addition, loan repayments scheduled during the disaster period and up to 180 days following the end of the disaster period may be delayed for one year (or until June 24, 2021, if later).

Please consult with your tax advisor regarding the 2021 due dates for your tax filings and the last date for making a 2020 IRA contribution.

Possible tax law changes. There is always the possibility that the tax treatment of your contract could change by legislation or otherwise. However, the timing and nature of legislative changes is uncertain. Consult a tax advisor with respect to legislative developments and their effect on the contract. We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.

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Special Rules for Withdrawals to Pay Advisory Fees: If you have arranged for us to pay advisory fees to your financial advisor from your accumulations, those partial withdrawals generally will not be treated as taxable distributions as long as:

●	the payment is for expenses that are ordinary and necessary;

●	the payment is made from a Section 401(a), 403(a), or 403(b) retirement plan;

●	your financial advisor’s payment is only made from the accumulations in your retirement plan, and not directly by you or anyone else, under the agreement with your financial advisor; and

●	once advisory fees begin to be paid from your retirement plan, you continue to pay those fees solely from your plan and not from any other source.

Such payments can only be made if permitted under your employer’s retirement plan.

Additional information

Financial Condition of TIAA: Many financial services companies, including insurance companies, have been facing challenges in the persistent low interest rate environment of the past decade. We are providing important information to help you understand how our contracts work and how our ability to meet our obligations affects your contract.

Assets in the Separate Account. You assume all of the investment risk for accumulations allocated to the investment accounts. Your accumulation in the investment accounts is part of the assets of the separate account. These assets are segregated and insulated from our general account, and may not be charged with liabilities arising from any other business that we may conduct. This means that your accumulated value allocated to the separate account should generally not be adversely affected by the financial condition of our general account. See “The Separate Account.”

Assets in the General Account. We issue insurance policies and financial products other than TIAA Access, and some of these products are supported by the assets in our general account (e.g., TIAA Traditional). These general account products are subject to our claims-paying ability.

Our Financial Condition. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet the contractual obligations of our general account. In order to meet our claims-paying obligations, we monitor our reserves so that we hold amounts required under state law to cover actual or expected contract and claims payments. However, it is important to note that there is no guarantee that we will always be able to meet our claims-paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s

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operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our general account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in market value of these investments.

Information from TIAA. TIAA provides recordkeeping and other plan-related services for many retirement plans and their participants investing in the separate account. A retirement plan sponsor typically agrees with TIAA on the services to be provided and a total price for providing these services to its plan and its participants. TIAA plan pricing arrangements can affect the overall costs of retirement plan investments for plan sponsors and participants. TIAA plan pricing arrangements are not reflected in the separate account charges described in this prospectus.

Special Risks Related to Cyber Security and Certain Business Continuity Risks. With the increased use of technologies such as the Internet to conduct business, we, any third party administrator, the underlying funds, intermediaries and other affiliated or third party service providers are susceptible to cyber security risks. In general, cyber security attacks can result from infection by computer viruses or other malicious software or from deliberate actions or unintentional events, including gaining unauthorized access through “hacking” or other means to digital systems, networks, or devices that are used to service our operations in order to misappropriate assets or sensitive information, corrupt data, or cause operational disruption. Cyber security attacks can also be carried out in a manner that does not require gaining unauthorized access, including by carrying out a “denial-of-service” attack on our or our service providers’ websites. In addition, authorized persons could inadvertently or intentionally release and possibly destroy confidential or proprietary information stored on our systems or the systems of our service providers.

Cyber security failures by us or any of our service providers, the underlying funds, or the issuers of securities in which the underlying funds invest, may result in disruptions to and impact business operations, and may adversely affect us and the value of your accumulation units. Such disruptions or impacts may result in: financial losses, interference with our processing of contract transactions, including the processing of orders from our website or with the underlying funds; interference with our ability to calculate unit values; barriers to trading and order processing; your inability to transact business with us; violations of applicable federal and state privacy or other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. We may incur additional, incremental costs to prevent and mitigate the risks of cyber security attacks or incidents in the future. We and participants could be negatively impacted by such cyber-attacks or incidents. Although we have established business continuity plans and risk-based processes and controls to address such cyber security risks, there are inherent limitations in such plans and systems in part due to the evolving nature of technology and cyber security attack tactics. As a result, it is possible that we or our service providers or the underlying funds will not

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be able to adequately identify or prepare for all cyber security attacks. In addition, we cannot directly control the cyber security plans or systems implemented by our service providers or the underlying funds.

We are exposed to risks related to natural and man-made disasters, such as storms, fires, earthquakes, public health crises and terrorist acts, which could adversely affect our ability to administer the contract. In the event that a natural or man-made disaster occurs, a significant number of our workforce or certain key personnel may be unable to fulfill their duties. In addition, system outages could impair our ability to operate effectively and impair our ability to process contract transactions or to calculate contract values. We outsource certain critical business functions to third parties and, in the event of a natural or man-made disaster, rely upon the successful implementation and execution of the business continuity planning of such entities. While we monitor the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond our control. If one or more of the third parties to whom we outsource such critical business functions experience operational failures, our ability to administer the contract could be impaired.

The COVID-19 pandemic has resulted in operational disruptions, as well as market volatility and general economic uncertainty. To address operational disruptions in connection with the COVID-19 pandemic, we have implemented business continuity plans so we can continue to provide services to our customers, even as many of our employees and the employees of our service providers continue to work remotely. While these efforts have been successful to date, we continue to be subject to risks that could negatively impact our operations, including system failure, mail delivery delays, unavailability of critical personnel due to illness or other reasons related to the pandemic, and disruptions to service providers.

How to Obtain More Information. We encourage both existing and prospective contract owners to read and understand our financial statements. Our financial statements, as well as the financial statements of the separate account, are located in the SAI. For a free copy of the SAI, simply call or write us at the phone number or address referenced earlier in this prospectus. In addition, the SAI is available on the SEC’s website at www.sec.gov.

Customer Complaints: Customer complaints may be directed to TIAA Customer Care, P.O. Box 1259, Charlotte, NC 28201, telephone 800-842-2252.

Choices and Changes: You may have to make certain choices or changes (e.g., changing your income option, making a cash withdrawal) by written notice in good order satisfactory to us and received at our home office or at some other location that we have specifically designated for that purpose. When we receive a notice of a change in beneficiary or other person named to receive payments, we will execute the change as of the date it was signed, even if the signer has died in the meantime. We execute all other changes as of the date received in good order.

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Telephone and Internet Transactions: You can use our Automated Telephone Service (“ATS”) or the TIAA website’s account access feature at www.tiaa.org to check your account balances, transfer between accounts or to TIAA, and allocate future contributions among the accounts and funds offered under your employer’s plan available to you through TIAA. You will be asked to enter your Personal Identification Number (“PIN”) and Social Security number for both systems. (You can establish a PIN by calling us.) Both the ATS and the TIAA website’s account access feature will lead you through the transaction process and TIAA will use reasonable procedures to confirm that instructions given online or by phone are genuine. If we use such procedures, we are not responsible for incorrect or fraudulent transactions. All transactions made over the ATS, Internet or by phone are electronically recorded.

To use the ATS, you need a touch-tone telephone. The toll-free number for the ATS is 800-842-2252. To use the Internet, go to the account access feature of the TIAA website at tiaa.org.

We can suspend or terminate your ability to transact by Internet or telephone at any time, for any reason.

Electronic Prospectuses: If you received this prospectus electronically and would like a paper copy, please call 877-518-9161 and we will send it to you.

Assigning Your Contract: Generally, neither you nor your beneficiaries can assign ownership of the contract to someone else.

Errors or Omissions: We reserve the right to correct any errors or omissions on any form, report, or statement that we send you.

Texas Optional Retirement Program Participants: If you are in the Texas Optional Retirement Program, you (or your beneficiary) can redeem some or all of your accumulation only if you retire, die, or leave your job in the state’s public institutions of higher education.

Householding: To lower expenses and eliminate duplicate documents sent to your home, we may mail only one copy of the TIAA prospectus and other required documents to your household, even if more than one participant lives there. If you prefer to continue to receive your own copy of any document, write or call us at 800-842-2252.

Distribution: We offer the contracts to the public on a continuous basis. We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering. The principal underwriter and distributor of the contracts is TIAA-CREF Individual & Institutional Services, LLC, a subsidiary of TIAA. Services is registered with the SEC as a broker-dealer and is a member of the Financial Industry Regulatory Authority (“FINRA”). Its address is 730 Third Avenue, New York, NY 10017. No commissions are paid to dealers as a percentage of purchase payments. Underwriting commissions are not paid to Services for distribution of the contracts. We pay Services a fee from our general account assets for sales of the contracts. We paid approximately $6,359,820.11, $5,960,445.60, and $5,622,775.11 in fees to Services for fiscal years 2020, 2019 and 2018

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respectively, for distribution of the contracts. We intend to recoup any payments made to Services through fees and charges imposed under the contract.

Legal Proceedings: Neither the separate account, TIAA nor Services is involved in any legal action that we consider likely to have a material adverse effect on the separate account, the ability of TIAA to meet its obligations under the contracts, or the ability of Services to perform its contract with the separate account.

Statements and reports

You will receive a confirmation statement each time you make a transfer to, a transfer out, or a cash withdrawal from the separate account or among the investment accounts. The statement will show the date and amount of each transaction. However, if you are using an automatic investment plan, you will receive a statement confirming those transactions following the end of each calendar quarter.

If you have any accumulations in the separate account, you will be sent a statement each quarter which sets forth the following:

(1)	premiums paid during the quarter;

(2)	the number and dollar value of accumulation units in the investment accounts credited to you during the quarter and in total;

(3)	cash withdrawals, if any, from the investment accounts during the quarter; and

(4)	any transfers during the quarter.

You will also receive, at least semi-annually, reports (or notices regarding the availability of reports) containing the financial statements of the funds and a schedule of investments held by the funds.

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Table of contents for the

Statement of Additional Information

Variable Annuity Payments	B-2

General Matters	B-2

State Regulation	B-3

Legal Matters	B-3

Experts	B-3

Additional Information	B-3

Management Related Service Contracts	B-3

Financial Statements	B-3

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Appendix A: Separate account condensed financial information

Presented below is condensed financial information for the separate account for the periods indicated. The table shows per accumulation unit data for the investment accounts of the separate account offered in this prospectus. The data should be read in conjunction with the financial statements and other financial information included in the SAI. The SAI is available without charge upon request.

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Separate account condensed financial information

TIAA Access

	For the period ended December 31,

	Period		Accumulation units outstanding, end of period (000)		Accumulation unit value, beginning of period	Accumulation unit value, end of period

TIAA-CREF Bond Index Fund Sub-Account
	2020		5,232		$32.57	$34.97
	2019		3,328		$30.08	$32.57
	2018		2,683		$30.12	$30.08
	2017		2,051		$29.15	$30.12
	2016		1,969		$28.50	$29.15
	2015		1,874		$28.37	$28.50
	2014		1,444		$26.83	$28.37
	2013		613		$27.49	$26.83
	2012		286		$26.44	$27.49
	2011	(b)	143		$25.00	$26.44

TIAA-CREF Core Bond Fund Sub-Account
	2020		0	^	$43.96	$47.37
	2019		0	^	$40.24	$43.96
	2018		0	^	$40.43	$40.24
	2017		0	^	$38.74	$40.43
	2016		0	^	$37.20	$38.74
	2015		0		$36.97	$37.20
	2014		0		$34.96	$36.97
	2013		0		$35.38	$34.96
	2012		0		$32.99	$35.38
	2011		0		$30.94	$32.99

TIAA-CREF Core Plus Bond Fund Sub-Account
	2020		399		$44.25	$47.73
	2019		403		$40.46	$44.25
	2018		393		$40.60	$40.46
	2017		199		$38.78	$40.60
	2016		143		$37.09	$38.78
	2015		105		$36.89	$37.09
	2014		97		$34.90	$36.89
	2013		82		$35.17	$34.90
	2012		103		$32.46	$35.17
	2011		56		$30.41	$32.46

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Separate account condensed financial information

TIAA Access

For the period ended December 31,

Period		Accumulation units outstanding, end of period (000)	Accumulation unit value, beginning of period	Accumulation unit value, end of period

TIAA-CREF Emerging Markets Equity Fund Sub-Account
2020		790	$29.39	$34.71
2019		852	$22.87	$29.39
2018		1,052	$27.96	$22.87
2017		636	$19.24	$27.96
2016		122	$18.18	$19.24
2015		110	$20.88	$18.18
2014		58	$22.66	$20.88
2013		25	$22.76	$22.66
2012		20	$18.91	$22.76
2011	(b)	1	$25.00	$18.91

TIAA-CREF Emerging Markets Equity Index Fund Sub-Account
2020		1,999	$27.92	$32.82
2019		882	$23.57	$27.92
2018		477	$27.62	$23.57
2017		502	$20.11	$27.62
2016		381	$18.13	$20.11
2015		264	$21.31	$18.13
2014		93	$22.04	$21.31
2013		27	$22.79	$22.04
2012		15	$19.23	$22.79
2011	(b)	9	$25.00	$19.23

TIAA-CREF Equity Index Fund Sub-Account
2020		2,333	$71.69	$86.53
2019		2,568	$54.84	$71.69
2018		2,610	$57.92	$54.84
2017		2,874	$47.88	$57.92
2016		2,599	$42.50	$47.88
2015		1,378	$42.35	$42.50
2014		1,213	$37.68	$42.35
2013		1,107	$28.26	$37.68
2012		876	$24.31	$28.26
2011		752	$24.10	$24.31

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(continued)

For the period ended December 31,

Period	Accumulation units outstanding, end of period (000)		Accumulation unit value, beginning of period	Accumulation unit value, end of period

TIAA-CREF Growth & Income Fund Sub-Account
2020	1,529		$81.58	$98.22
2019	1,765		$62.70	$81.58
2018	1,985		$67.57	$62.70
2017	2,139		$54.56	$67.57
2016	2,196		$50.29	$54.56
2015	2,415		$48.65	$50.29
2014	2,672		$43.77	$48.65
2013	2,517		$32.61	$43.77
2012	2,378		$28.04	$32.61
2011	1,730		$27.26	$28.04

TIAA-CREF High-Yield Fund Sub-Account
2020	2,444		$58.53	$59.77
2019	2,357		$50.41	$58.53
2018	1,933		$51.84	$50.41
2017	1,507		$49.11	$51.84
2016	867		$42.20	$49.11
2015	235		$43.87	$42.20
2014	202		$42.85	$43.87
2013	110		$40.40	$42.85
2012	109		$35.35	$40.40
2011	51		$33.34	$35.35

TIAA-CREF Inflation-Linked Bond Fund Sub-Account
2020	0		$39.16	$42.29
2019	0		$36.78	$39.16
2018	0		$36.99	$36.78
2017	0		$36.40	$36.99
2016	0		$35.15	$36.40
2015	0		$35.76	$35.15
2014	0	^	$34.61	$35.76
2013	0		$37.97	$34.61
2012	0		$35.68	$37.97
2011	0		$31.52	$35.68

TIAA Access ∎ Prospectus	75

Separate account condensed financial information

TIAA Access

For the period ended December 31,

Period	Accumulation units outstanding, end of period (000)	Accumulation unit value, beginning of period	Accumulation unit value, end of period

TIAA-CREF International Equity Fund Sub-Account
2020	1,470	$32.51	$37.61
2019	1,713	$26.42	$32.51
2018	1,912	$34.54	$26.42
2017	2,133	$26.00	$34.54
2016	2,319	$25.92	$26.00
2015	2,657	$26.26	$25.92
2014	2,546	$28.57	$26.26
2013	2,633	$23.06	$28.57
2012	2,565	$17.58	$23.06
2011	2,613	$23.01	$17.58

TIAA-CREF International Equity Index Fund Sub-Account
2020	23,713	$35.00	$37.81
2019	22,763	$28.76	$35.00
2018	16,833	$33.19	$28.76
2017	16,763	$26.51	$33.19
2016	13,329	$26.21	$26.51
2015	10,174	$26.37	$26.21
2014	8,556	$27.94	$26.37
2013	7,722	$22.93	$27.94
2012	6,191	$19.27	$22.93
2011	4,004	$21.94	$19.27

TIAA-CREF Large-Cap Growth Fund Sub-Account
2020	114	$93.31	$134.46
2019	107	$71.46	$93.31
2018	104	$71.50	$71.46
2017	82	$53.21	$71.50
2016	72	$53.72	$53.21
2015	61	$49.24	$53.72
2014	37	$44.32	$49.24
2013	34	$31.73	$44.32
2012	34	$27.16	$31.73
2011	23	$26.75	$27.16

76	Prospectus ∎ TIAA Access

(continued)

For the period ended December 31,

Period	Accumulation units outstanding, end of period (000)	Accumulation unit value, beginning of period	Accumulation unit value, end of period

TIAA-CREF Large-Cap Growth Index Fund Sub-Account
2020	3,698	$92.47	$127.88
2019	3,578	$67.92	$92.47
2018	3,539	$69.06	$67.92
2017	3,747	$53.15	$69.06
2016	2,557	$49.70	$53.15
2015	2,059	$47.11	$49.70
2014	1,868	$41.73	$47.11
2013	1,702	$31.33	$41.73
2012	1,100	$27.22	$31.33
2011	869	$26.56	$27.22

TIAA-CREF Large-Cap Value Fund Sub-Account
2020	2,408	$52.42	$54.25
2019	2,633	$40.74	$52.42
2018	3,073	$47.47	$40.74
2017	3,617	$42.23	$47.47
2016	3,551	$35.65	$42.23
2015	3,947	$37.44	$35.65
2014	4,061	$34.33	$37.44
2013	4,209	$25.56	$34.33
2012	2,447	$21.38	$25.56
2011	2,131	$22.69	$21.38

TIAA-CREF Large-Cap Value Index Fund Sub-Account
2020	8,436	$55.47	$57.02
2019	8,880	$43.93	$55.47
2018	7,922	$47.96	$43.93
2017	8,542	$42.25	$47.96
2016	9,107	$36.08	$42.25
2015	6,293	$37.55	$36.08
2014	3,799	$33.15	$37.55
2013	2,485	$25.07	$33.15
2012	1,753	$21.39	$25.07
2011	1,188	$21.34	$21.39

TIAA Access ∎ Prospectus	77

Separate account condensed financial information

TIAA Access

For the period ended December 31,

Period	Accumulation units outstanding, end of period (000)	Accumulation unit value, beginning of period	Accumulation unit value, end of period

TIAA-CREF Lifecycle Retirement Income Fund Sub-Account
2020	419	$46.37	$51.46
2019	369	$40.25	$46.37
2018	358	$41.90	$40.25
2017	327	$37.42	$41.90
2016	277	$35.32	$37.42
2015	274	$35.27	$35.32
2014	264	$33.78	$35.27
2013	263	$30.78	$33.78
2012	182	$27.63	$30.78
2011	147	$26.91	$27.63

TIAA-CREF Lifecycle 2010 Fund Sub-Account
2020	1,098	$48.84	$54.28
2019	978	$42.36	$48.84
2018	917	$44.13	$42.36
2017	993	$39.17	$44.13
2016	911	$36.92	$39.17
2015	922	$36.82	$36.92
2014	880	$35.24	$36.82
2013	860	$31.49	$35.24
2012	773	$27.98	$31.49
2011	663	$27.54	$27.98

TIAA-CREF Lifecycle 2015 Fund Sub-Account
2020	1,565	$49.44	$55.22
2019	1,594	$42.48	$49.44
2018	1,635	$44.49	$42.48
2017	1,725	$39.11	$44.49
2016	1,736	$36.79	$39.11
2015	1,640	$36.68	$36.79
2014	1,675	$35.04	$36.68
2013	1,565	$30.78	$35.04
2012	1,297	$27.15	$30.78
2011	1,125	$26.98	$27.15

78	Prospectus ∎ TIAA Access

(continued)

For the period ended December 31,

Period	Accumulation units outstanding, end of period (000)	Accumulation unit value, beginning of period	Accumulation unit value, end of period

TIAA-CREF Lifecycle 2020 Fund Sub-Account
2020	3,660	$50.17	$56.32
2019	3,585	$42.63	$50.17
2018	3,429	$45.01	$42.63
2017	3,241	$38.98	$45.01
2016	3,109	$36.59	$38.98
2015	2,853	$36.47	$36.59
2014	2,560	$34.81	$36.47
2013	2,167	$29.91	$34.81
2012	1,729	$26.12	$29.91
2011	1,335	$26.22	$26.12

TIAA-CREF Lifecycle 2025 Fund Sub-Account
2020	4,386	$51.16	$57.98
2019	4,098	$42.87	$51.16
2018	3,861	$45.68	$42.87
2017	3,649	$38.95	$45.68
2016	3,200	$36.44	$38.95
2015	2,848	$36.34	$36.44
2014	2,560	$34.69	$36.34
2013	2,162	$29.10	$34.69
2012	1,782	$25.20	$29.10
2011	1,313	$25.55	$25.20

TIAA-CREF Lifecycle 2030 Fund Sub-Account
2020	4,686	$51.88	$59.37
2019	4,526	$42.82	$51.88
2018	4,232	$46.14	$42.82
2017	3,868	$38.74	$46.14
2016	3,414	$36.13	$38.74
2015	2,892	$36.03	$36.13
2014	2,511	$34.44	$36.03
2013	2,187	$28.24	$34.44
2012	1,830	$24.26	$28.24
2011	1,431	$24.86	$24.26

TIAA Access ∎ Prospectus	79

Separate account condensed financial information

TIAA Access

For the period ended December 31,

Period	Accumulation units outstanding, end of period (000)	Accumulation unit value, beginning of period	Accumulation unit value, end of period

TIAA-CREF Lifecycle 2035 Fund Sub-Account
2020	4,984	$53.48	$61.70
2019	4,804	$43.51	$53.48
2018	4,447	$47.36	$43.51
2017	4,116	$39.14	$47.36
2016	3,681	$36.44	$39.14
2015	3,201	$36.39	$36.44
2014	2,780	$34.80	$36.39
2013	2,372	$27.92	$34.80
2012	1,963	$23.82	$27.92
2011	1,498	$24.68	$23.82

TIAA-CREF Lifecycle 2040 Fund Sub-Account
2020	6,619	$55.41	$64.46
2019	6,340	$44.53	$55.41
2018	6,043	$48.94	$44.53
2017	5,646	$39.86	$48.94
2016	5,117	$37.02	$39.86
2015	4,503	$37.02	$37.02
2014	3,936	$35.42	$37.02
2013	3,387	$28.06	$35.42
2012	2,859	$23.90	$28.06
2011	2,232	$24.82	$23.90

TIAA-CREF Lifecycle 2045 Fund Sub-Account
2020	3,668	$53.82	$63.07
2019	3,277	$42.80	$53.82
2018	2,734	$47.39	$42.80
2017	2,289	$38.37	$47.39
2016	1,825	$35.55	$38.37
2015	1,356	$35.54	$35.55
2014	1,001	$34.01	$35.54
2013	715	$26.96	$34.01
2012	490	$22.96	$26.96
2011	260	$23.85	$22.96

80	Prospectus ∎ TIAA Access

(continued)

For the period ended December 31,

Period		Accumulation units outstanding, end of period (000)		Accumulation unit value, beginning of period	Accumulation unit value, end of period

TIAA-CREF Lifecycle 2050 Fund Sub-Account
2020		2,821		$53.47	$62.73
2019		2,473		$42.41	$53.47
2018		2,059		$47.08	$42.41
2017		1,634		$37.99	$47.08
2016		1,243		$35.18	$37.99
2015		908		$35.15	$35.18
2014		637		$33.64	$35.15
2013		451		$26.68	$33.64
2012		288		$22.72	$26.68
2011		165		$23.58	$22.72

TIAA-CREF Lifecycle 2055 Fund Sub-Account
2020		1,004		$52.50	$61.63
2019		744		$41.59	$52.50
2018		533		$46.19	$41.59
2017		384		$37.21	$46.19
2016		170		$34.41	$37.21
2015		65		$34.40	$34.41
2014		19		$32.92	$34.40
2013		1		$26.11	$32.92
2012	(c)	0		$24.76	$26.11

TIAA-CREF Lifecycle 2060 Fund Sub-Account
2020		275		$36.22	$42.60
2019		165		$28.61	$36.22
2018		98		$31.85	$28.61
2017		70		$25.63	$31.85
2016	(e)	2		$24.92	$25.63

TIAA-CREF Lifecycle 2065 Fund Sub-Account
2020	(s)	0	^	$27.40	$28.45

TIAA Access ∎ Prospectus	81

Separate account condensed financial information

TIAA Access

For the period ended December 31,

Period	Accumulation units outstanding, end of period (000)	Accumulation unit value, beginning of period	Accumulation unit value, end of period

TIAA-CREF Mid-Cap Growth Fund Sub-Account
2020	1,246	$73.91	$107.31
2019	1,550	$55.46	$73.91
2018	1,589	$60.46	$55.46
2017	1,629	$47.95	$60.46
2016	1,628	$47.08	$47.95
2015	1,715	$47.43	$47.08
2014	1,762	$44.07	$47.43
2013	1,979	$32.25	$44.07
2012	1,750	$27.37	$32.25
2011	1,729	$28.91	$27.37

TIAA-CREF Mid-Cap Value Fund Sub-Account
2020	3,156	$57.83	$55.35
2019	3,606	$45.56	$57.83
2018	4,238	$53.12	$45.56
2017	5,003	$47.85	$53.12
2016	6,335	$40.80	$47.85
2015	6,357	$43.15	$40.80
2014	6,857	$38.28	$43.15
2013	6,447	$28.90	$38.28
2012	5,791	$24.81	$28.90
2011	4,865	$25.39	$24.81

TIAA-CREF Money Market Fund Sub-Account
2020	1,463	$28.00	$28.10
2019	987	$27.45	$28.00
2018	1,157	$27.02	$27.45
2017	586	$26.84	$27.02
2016	498	$26.79	$26.84
2015	159	$26.81	$26.79
2014	105	$26.84	$26.81
2013	130	$26.86	$26.84
2012	10	$26.88	$26.86
2011	0	$26.89	$26.88

82	Prospectus ∎ TIAA Access

(continued)

For the period ended December 31,

Period		Accumulation units outstanding, end of period (000)	Accumulation unit value, beginning of period	Accumulation unit value, end of period

TIAA-CREF Quant Small-Cap Equity Fund Sub-Account
2020		1,323	$60.95	$68.69
2019		1,624	$49.26	$60.95
2018	(q)	1,948	$56.01	$49.26
2017		2,313	$48.75	$56.01
2016		2,791	$40.67	$48.75
2015		2,535	$40.66	$40.67
2014		2,478	$38.06	$40.66
2013		2,171	$27.22	$38.06
2012		1,961	$23.88	$27.22
2011		1,752	$24.88	$23.88

TIAA-CREF Real Estate Securities Fund Sub-Account
2020		3,092	$48.42	$49.01
2019		3,026	$36.97	$48.42
2018		2,536	$38.56	$36.97
2017		2,195	$34.38	$38.56
2016		1,725	$32.97	$34.38
2015		1,057	$31.54	$32.97
2014		656	$24.64	$31.54
2013		220	$24.25	$24.64
2012		177	$20.31	$24.25
2011		58	$19.00	$20.31

TIAA-CREF S&P 500 Index Fund Sub-Account
2020		8,586	$72.07	$85.20
2019		8,423	$54.90	$72.07
2018		6,865	$57.51	$54.90
2017		6,466	$47.28	$57.51
2016		4,990	$42.30	$47.28
2015		3,792	$41.78	$42.30
2014		3,255	$36.81	$41.78
2013		2,352	$27.87	$36.81
2012		1,732	$24.06	$27.87
2011		1,078	$23.61	$24.06

TIAA Access ∎ Prospectus	83

Separate account condensed financial information

TIAA Access

For the period ended December 31,

Period		Accumulation units outstanding, end of period (000)	Accumulation unit value, beginning of period	Accumulation unit value, end of period

TIAA-CREF Short-Term Bond Fund Sub-Account
2020		1,218	$35.20	$36.42
2019		1,153	$33.80	$35.20
2018		1,029	$33.35	$33.80
2017		831	$32.77	$33.35
2016		644	$32.13	$32.77
2015		461	$31.86	$32.13
2014		344	$31.57	$31.86
2013		252	$31.49	$31.57
2012		248	$30.39	$31.49
2011		237	$29.65	$30.39

TIAA-CREF Small-Cap Blend Index Fund Sub-Account
2020		5,588	$62.30	$74.78
2019		5,603	$49.68	$62.30
2018		4,810	$55.77	$49.68
2017		4,655	$48.62	$55.77
2016		4,770	$40.03	$48.62
2015		4,205	$41.80	$40.03
2014		3,764	$39.79	$41.80
2013		3,477	$28.66	$39.79
2012		2,072	$24.60	$28.66
2011		1,486	$25.69	$24.60

TIAA-CREF Social Choice Equity Fund Sub-Account
2020		2,690	$69.32	$83.34
2019		1,449	$52.77	$69.32
2018		1,438	$55.92	$52.77
2017		829	$46.29	$55.92
2016		294	$40.82	$46.29
2015		277	$41.86	$40.82
2014		256	$37.67	$41.86
2013		254	$28.07	$37.67
2012		231	$24.64	$28.07
2011		232	$24.68	$24.64

American Beacon Bridgeway Large Cap Growth Fund (Class R6) Sub-Account
2020	(u)	199	$39.49	$53.07
2019		189	$30.37	$39.49
2018		190	$32.34	$30.37
2017	(n)	74	$26.10	$32.34

84	Prospectus ∎ TIAA Access

(continued)

For the period ended December 31,

Period		Accumulation units outstanding, end of period (000)	Accumulation unit value, beginning of period	Accumulation unit value, end of period

American Funds EuroPacific Growth Fund (Class R-6) Sub-Account
2020		8,301	$46.23	$57.85
2019		7,600	$36.32	$46.23
2018		8,669	$42.73	$36.32
2017	(o)	7,075	$32.62	$42.73
2016		5,993	$32.33	$32.62
2015		5,914	$32.53	$32.33
2014		4,961	$33.35	$32.53
2013		3,609	$27.70	$33.35
2012		2,163	$23.19	$27.70
2011		1,976	$26.78	$23.19

American Funds Washington Mutual Investors (Class R-6) Sub-Account
2020		2,719	$68.61	$74.08
2019		2,985	$54.54	$68.61
2018		2,504	$56.09	$54.54
2017	(o)	1,938	$46.59	$56.09
2016		2,026	$41.02	$46.59
2015		1,720	$41.03	$41.02
2014		1,936	$36.84	$41.03
2013		1,186	$27.88	$36.84
2012		998	$24.74	$27.88
2011		552	$23.08	$24.74

Ariel Appreciation Fund (Institutional Class) Sub-Account
2020		16	$31.25	$33.63
2019		18	$25.03	$31.25
2018		16	$29.04	$25.03
2017	(m)	42	$25.75	$29.04

Champlain Mid Cap Fund (Institutional Shares) Sub-Account
2020		784	$39.84	$51.50
2019		945	$31.52	$39.84
2018		587	$30.41	$31.52
2017	(l)	174	$25.84	$30.41

Delaware Emerging Markets Fund (Class R-6) Sub-Account
2020		1,262	$37.34	$46.99
2019		1,059	$30.01	$37.34
2018		795	$36.20	$30.01
2017	(l)	638	$26.54	$36.20

TIAA Access ∎ Prospectus	85

Separate account condensed financial information

TIAA Access

For the period ended December 31,

Period		Accumulation units outstanding, end of period (000)	Accumulation unit value, beginning of period	Accumulation unit value, end of period

DFA Emerging Markets Portfolio (Institutional Class) Sub-Account
2020		3,280	$28.46	$32.38
2019		4,008	$24.55	$28.46
2018		3,739	$28.45	$24.55
2017		3,927	$20.85	$28.45
2016		2,746	$18.62	$20.85
2015		1,783	$22.14	$18.62
2014		640	$22.55	$22.14
2013		141	$23.30	$22.55
2012		130	$19.57	$23.30
2011	(b)	49	$25.00	$19.57

Dodge & Cox International Stock Fund Sub-Account
2020		1,258	$35.13	$35.83
2019		1,357	$28.64	$35.13
2018		1,507	$34.95	$28.64
2017		1,694	$28.23	$34.95
2016		1,358	$26.10	$28.23
2015		1,482	$29.47	$26.10
2014		743	$29.48	$29.47
2013		258	$23.36	$29.48
2012		169	$19.32	$23.36
2011	(b)	8	$25.00	$19.32

JP Morgan Small Cap Value Fund (Class R-6) Sub-Account
2020		683	$27.60	$29.32
2019		605	$23.13	$27.60
2018		373	$26.88	$23.13
2017	(l)	192	$26.25	$26.88

Lazard International Equity Portfolio (R6 Shares) Sub-Account
2020		847	$32.79	$35.63
2019		744	$27.09	$32.79
2018		832	$31.39	$27.09
2017	(l)	633	$26.11	$31.39

Lord Abbett High Yield Fund (Class R6) Sub-Account
2020		942	$30.29	$31.77
2019		861	$26.28	$30.29
2018		742	$27.68	$26.28
2017	(l)	500	$25.69	$27.68

86	Prospectus ∎ TIAA Access

(continued)

For the period ended December 31,

Period		Accumulation units outstanding, end of period (000)	Accumulation unit value, beginning of period	Accumulation unit value, end of period

MFS Mid Cap Growth Fund (Class R6) Sub-Account
2020	(t)	415	$27.41	$28.47

MFS Mid Cap Value Fund (Class R6) Sub-Account
2020		1,444	$33.63	$35.07
2019		791	$25.68	$33.63
2018		466	$28.99	$25.68
2017	(l)	335	$25.83	$28.99

Nationwide Geneva Small Cap Growth Fund (Class R6) Sub-Account
2020		282	$39.49	$52.40
2019		237	$30.76	$39.49
2018		155	$31.04	$30.76
2017	(m)	29	$25.55	$31.04

Parnassus Mid Cap Growth Fund (Institutional Shares) Sub-Account
2020		39	$35.29	$45.42
2019		33	$27.18	$35.29
2018		33	$30.09	$27.18
2017	(l)	34	$26.37	$30.09

T. Rowe Price® Large-Cap Growth Fund (I Class) Sub-Account
2020		2,086	$105.57	$147.19
2019		2,175	$82.25	$105.57
2018		2,065	$78.92	$82.25
2017		1,710	$57.32	$78.92
2016		1,131	$55.79	$57.32
2015		1,433	$50.73	$55.79
2014		1,063	$46.71	$50.73
2013		908	$32.37	$46.71
2012		781	$27.56	$32.37
2011		547	$27.98	$27.56

T. Rowe Price® QM U.S. Small-Cap Growth Equity Fund (I Class) Sub-Account
2020		511	$38.26	$47.39
2019		544	$28.82	$38.26
2018		488	$30.95	$28.82
2017	(l)	407	$25.77	$30.95

TIAA Access ∎ Prospectus	87

Separate account condensed financial information

TIAA Access

For the period ended December 31,

Period		Accumulation units outstanding, end of period (000)	Accumulation unit value, beginning of period	Accumulation unit value, end of period

Templeton Global Bond Fund (Class R-6) Sub-Account
2020		714	$27.41	$26.28
2019		612	$27.17	$27.41
2018		409	$27.17	$27.17
2017	(m)	409	$26.16	$27.17

Vanguard 500 Index Fund (Admiral Shares) Sub-Account
2020		4,204	$39.02	$46.14
2019		3,531	$29.71	$39.02
2018		2,672	$31.12	$29.71
2017	(l)	2,128	$25.93	$31.12

Vanguard Emerging Markets Stock Index Fund (Institutional Shares) Sub-Account
2020		1,770	$27.79	$32.00
2019		2,299	$23.11	$27.79
2018		1,192	$27.07	$23.11
2017	(f)	923	$20.62	$27.07
2016		548	$18.47	$20.62
2015		248	$21.84	$18.47
2014	(d)	203	$21.74	$21.84
2013		157	$22.91	$21.74
2012		89	$19.31	$22.91
2011	(b)	7	$25.00	$19.31

Vanguard Equity Income Fund (Admiral Shares) Sub-Account
2020		2,776	$35.93	$37.02
2019		2,723	$28.69	$35.93
2018		2,439	$30.44	$28.69
2017	(l)	1,676	$25.91	$30.44

Vanguard Explorer Fund (Admiral Shares) Sub-Account
2020		3,053	$63.41	$83.29
2019		2,665	$48.31	$63.41
2018		1,382	$49.54	$48.31
2017	(g)	317	$40.29	$49.54
2016		310	$35.90	$40.29
2015		309	$37.57	$35.90
2014		307	$36.19	$37.57
2013		214	$25.09	$36.19
2012		165	$21.86	$25.09
2011	(b)	58	$25.00	$21.86

88	Prospectus ∎ TIAA Access

(continued)

For the period ended December 31,

Period		Accumulation units outstanding, end of period (000)	Accumulation unit value, beginning of period	Accumulation unit value, end of period

Vanguard Extended Market Index Fund (Institutional Shares) Sub-Account
2020		1,913	$35.03	$46.27
2019		1,538	$27.38	$35.03
2018		1,452	$30.24	$27.38
2017	(l)	1,166	$26.05	$30.24

Vanguard Intermediate-Term Treasury Fund (Admiral Shares) Sub-Account
2020		587	$31.31	$33.88
2019		626	$29.46	$31.31
2018		428	$29.16	$29.46
2017	(g)	323	$28.72	$29.16
2016		305	$28.41	$28.72
2015		157	$28.01	$28.41
2014		78	$26.88	$28.01
2013		20	$27.76	$26.88
2012		26	$27.07	$27.76
2011	(b)	24	$25.00	$27.07

Vanguard Selected Value Fund (Investor Shares) Sub-Account
2020		2,500	$55.23	$58.41
2019		2,777	$42.68	$55.23
2018		3,246	$53.23	$42.68
2017		3,457	$44.58	$53.23
2016		3,334	$38.36	$44.58
2015		3,308	$39.92	$38.36
2014		2,865	$37.57	$39.92
2013		1,556	$26.47	$37.57
2012		203	$22.99	$26.47
2011	(b)	8	$25.00	$22.99

Vanguard Small-Cap Value Index Fund (Institutional Shares) Sub-Account
2020		4,557	$55.84	$59.05
2019		4,801	$45.51	$55.84
2018		5,231	$51.91	$45.51
2017	(h)	5,054	$46.47	$51.91
2016		3,294	$37.32	$46.47
2015		2,177	$39.23	$37.32
2014		757	$35.58	$39.23
2013		247	$26.11	$35.58
2012		164	$22.04	$26.11
2011	(b)	34	$25.00	$22.04

TIAA Access ∎ Prospectus	89

Separate account condensed financial information

TIAA Access

For the period ended December 31,

Period		Accumulation units outstanding, end of period (000)	Accumulation unit value, beginning of period	Accumulation unit value, end of period

Vanguard Total Bond Market Index Fund (Institutional Shares) Sub-Account
2020		2,559	$28.19	$30.34
2019		1,743	$25.95	$28.19
2018		1,197	$25.98	$25.95
2017	(l)	693	$25.26	$25.98

Vanguard Wellington Fund (Admiral Shares) Sub-Account
2020		7,158	$53.72	$59.40
2019		6,718	$43.86	$53.72
2018		5,936	$45.42	$43.86
2017	(g)	6,364	$39.60	$45.42
2016		4,206	$35.71	$39.60
2015		3,062	$35.72	$35.71
2014		1,394	$32.56	$35.72
2013		791	$27.24	$32.56
2012		460	$24.22	$27.24
2011	(b)	51	$25.00	$24.22

Western Asset Core Plus Bond Fund (Class IS) Sub-Account
2020		4,000	$49.97	$54.67
2019		3,358	$44.53	$49.97
2018		3,388	$45.24	$44.53
2017	(p)	3,514	$42.33	$45.24
2016		2,287	$40.43	$42.33
2015		1,560	$39.94	$40.43
2014		1,312	$37.13	$39.94
2013		1,173	$37.56	$37.13
2012		1,181	$34.68	$37.56
2011		900	$32.53	$34.68

^	Less than $1,000.
(b)	Sub-Account commenced operations May 1, 2011.
(c)	Sub-Account commenced operations August 28, 2012.
(d)	Effective October 24, 2014 all shares of the underlying mutual fund converted from the Signal shares class to the Admiral share class.
(e)	Sub-Account commenced operations September 16, 2016.
(f)	Effective January 20, 2017 all shares of the underlying mutual fund converted from the Admiral shares class to the Institutional share class.
(g)	Effective January 20, 2017 all shares of the underlying mutual fund converted from the Investor shares class to the Admiral share class.
(h)	Effective January 20, 2017 all shares of the underlying mutual fund converted from the Investor shares class to the Institutional share class.

90	Prospectus ∎ TIAA Access

(concluded)

(l)	Sub-Account commenced operations January 6, 2017.
(m)	Sub-Account commenced operations January 9, 2017.
(n)	Sub-Account commenced operations January 10, 2017.
(o)	Effective June 30, 2017 all shares of the underlying mutual fund converted from the R-5 share class to the R-6 share class.
(p)	Effective June 30, 2017 all shares of the underlying mutual fund converted from the Class I share class to the Class IS share class.
(q)	Effective August 1, 2018 the TIAA-CREF Small-Cap Equity Fund changed its name to TIAA-CREF Quant Small-Cap Equity Fund.
(s)	Sub-Account commenced operations November 27, 2020.
(t)	Sub-Account commenced operations October 7, 2020.
(u)	Effective October 1, 2020, all shares of the underlying mutual fund converted from the Institutional share class to the R6 share class.

TIAA Access ∎ Prospectus	91

PROSPECTUS — LEVEL 2

MAY 1, 2021

TIAA Access

Individual and group variable annuity contracts funded through TIAA Separate Account VA-3 of Teachers Insurance and Annuity Association of America

This prospectus describes TIAA Access individual and group variable annuity contracts funded through the TIAA Separate Account VA-3 (the “separate account”). Before you invest, please read this prospectus carefully, along with the accompanying prospectuses for the funds, and keep them for future reference.

The separate account is a segregated investment account of Teachers Insurance and Annuity Association of America (“TIAA,” “we,” or “us”). The separate account provides individual and group variable annuities for employees of colleges, universities, other educational and research organizations, and other governmental and nonprofit institutions. Its main purpose is to invest funds for your retirement based on your choice of investment accounts. You can partially or fully annuitize and receive an income stream from the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund. See “Receiving Annuity Income” for other annuitization options.

More information about the separate account is on file with the Securities and Exchange Commission (“SEC”) in a Statement of Additional Information (“SAI”), dated May 1, 2021. You can request this document by writing us at our home office located at 730 Third Avenue, New York, New York 10017-3206 (attention: TIAA Imaging Services), or by calling 877-518-9161. The SAI, as supplemented from time to time, is incorporated by reference into this prospectus; that means it is legally part of the prospectus. The SAI’s table of contents is at the end of this prospectus. The SEC maintains a website (www.sec.gov) that contains the SAI and material incorporated by reference into this prospectus and other information regarding the separate account.

The SEC has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

You may allocate premiums to investment accounts of the separate account, and each investment account, in turn, invests in one of the following mutual funds:

The Institutional Class of the following TIAA-CREF Funds:

∎	TIAA-CREF Bond Index Fund
∎	TIAA-CREF Core Bond Fund
∎	TIAA-CREF Core Impact Bond Fund
∎	TIAA-CREF Core Plus Bond Fund
∎	TIAA-CREF Emerging Markets Equity Fund
∎	TIAA-CREF Emerging Markets Equity Index Fund
∎	TIAA-CREF Equity Index Fund
∎	TIAA-CREF Growth & Income Fund
∎	TIAA-CREF High-Yield Fund
∎	TIAA-CREF Inflation-Linked Bond Fund
∎	TIAA-CREF International Equity Fund
∎	TIAA-CREF International Equity Index Fund
∎	TIAA-CREF International Opportunities Fund
∎	TIAA-CREF Large-Cap Growth Fund
∎	TIAA-CREF Large-Cap Growth Index Fund
∎	TIAA-CREF Large-Cap Value Fund
∎	TIAA-CREF Large-Cap Value Index Fund
∎	TIAA-CREF Lifecycle Funds
•	Lifecycle Retirement Income Fund
•	Lifecycle 2010 Fund
•	Lifecycle 2015 Fund
•	Lifecycle 2020 Fund
•	Lifecycle 2025 Fund
•	Lifecycle 2030 Fund
•	Lifecycle 2035 Fund
•	Lifecycle 2040 Fund
•	Lifecycle 2045 Fund
•	Lifecycle 2050 Fund
•	Lifecycle 2055 Fund
•	Lifecycle 2060 Fund
•	Lifecycle 2065 Fund
∎	TIAA-CREF Lifecycle Index Funds
•	Lifecycle Index Retirement Income Fund
•	Lifecycle Index 2010 Fund

(list of Funds is continued on page 2)

•	Lifecycle Index 2015 Fund
•	Lifecycle Index 2020 Fund
•	Lifecycle Index 2025 Fund
•	Lifecycle Index 2030 Fund
•	Lifecycle Index 2035 Fund
•	Lifecycle Index 2040 Fund
•	Lifecycle Index 2045 Fund
•	Lifecycle Index 2050 Fund
•	Lifecycle Index 2055 Fund
•	Lifecycle Index 2060 Fund
•	Lifecycle Index 2065 Fund
∎	TIAA-CREF Mid-Cap Growth Fund
∎	TIAA-CREF Mid-Cap Value Fund
∎	TIAA-CREF Money Market Fund
∎	TIAA-CREF Quant Small-Cap Equity Fund*
∎	TIAA-CREF Real Estate Securities Fund
∎	TIAA-CREF S&P 500 Index Fund
∎	TIAA-CREF Short-Term Bond Fund
∎	TIAA-CREF Small-Cap Blend Index Fund
∎	TIAA-CREF Social Choice Equity Fund
∎	TIAA-CREF Social Choice International Equity Fund
∎	TIAA-CREF Social Choice Low Carbon Equity Fund

The following Nuveen Funds:

∎	Nuveen Mid Cap Value Fund (Class R6)
∎	Nuveen Real Asset Income Fund (Class R6)

The following non-TIAA-CREF Funds:

∎	Amana Growth Fund (Institutional Shares)
∎	American Beacon Bridgeway Large Cap Growth Fund (Class R6)
∎	American Century Mid Cap Value Fund (Class R6)
∎	American Funds EuroPacific Growth Fund (Class R-6)
∎	American Funds New Perspective Fund (Class R6)
∎	American Funds Washington Mutual Investors Fund (Class R-6)
∎	Ariel Appreciation Fund (Institutional Class)
∎	Champlain Mid Cap Fund (Institutional Shares)
∎	Delaware Emerging Markets Fund (Class R-6)
∎	Delaware Small Cap Value Fund (R6 Shares)
∎	DFA Emerging Markets Portfolio (Institutional Class)
∎	Dodge & Cox International Stock Fund
∎	Invesco Discovery Mid Cap Growth Fund (Class R6)
∎	iShares Russell Mid-Cap Index Fund (Class K)
∎	JPMorgan Equity Income Fund (Class R6)
∎	JPMorgan Small Cap Value Fund (Class R-6)
∎	Lazard International Equity Portfolio (R6 Shares)
∎	Lord Abbett High Yield Fund (Class R6)
∎	MFS International Diversification Fund (Class R6)
∎	MFS Mid Cap Growth Fund (Class R6)
∎	MFS Mid Cap Value Fund (Class R6)
∎	MFS Value Fund (Class R6)
∎	Nationwide Geneva Small Cap Growth Fund (Class R6)‡
∎	Parnassus Mid Cap Growth Fund (Institutional Shares)
∎	PGIM Total Return Bond Fund (Class R6)
∎	Templeton Global Bond Fund (Class R-6)
∎	T. Rowe Price® Blue Chip Growth Fund (I Class)
∎	T. Rowe Price® Large-Cap Growth Fund (I Class)
∎	T. Rowe Price® QM U.S. Small-Cap Growth Equity Fund (I Class)
∎	Vanguard® 500 Index Fund (Admiral Shares)
∎	Vanguard® Emerging Markets Stock Index Fund (Institutional Shares)
∎	Vanguard® Equity Income Fund (Admiral Shares)
∎	Vanguard® Explorer Fund (Admiral Shares)
∎	Vanguard® Extended Market Index Fund (Institutional Shares)
∎	Vanguard® FTSE All-World ex-US Small-Cap Index Fund (Admiral Shares)
∎	Vanguard® FTSE Social Index Fund (Admiral Shares)
∎	Vanguard® Inflation-Protected Securities Fund (Admiral Shares)
∎	Vanguard® Institutional Index Fund (Institutional Plus Shares)
∎	Vanguard® Intermediate-Term Treasury Fund (Admiral Shares)
∎	Vanguard® Real Estate Index Fund (Admiral Shares)
∎	Vanguard® Selected Value Fund (Investor Shares)
∎	Vanguard® Small-Cap Value Index Fund (Institutional Shares)
∎	Vanguard® Total Bond Market Index Fund (Institutional Shares)
∎	Vanguard® Total International Bond Index Fund (Admiral Shares)
∎	Vanguard® Wellington Fund (Admiral Shares)§
∎	Western Asset Core Plus Bond Fund (Class IS)

*

TIAA-CREF Quant Small-Cap Equity Fund, previously offered as an investment option under the contract, is no longer available, subject to the following exception. If your employer’s plan made available the TIAA-CREF Quant Small-Cap Equity Fund prior to September 29, 2017, then you may continue to allocate premiums and transfer accumulations from the other investment accounts of the separate account that are available under the terms of your employer’s plan to the TIAA-CREF Quant Small-Cap Equity Fund investment option.

‡

Nationwide Geneva Small Cap Growth Fund, previously offered as an investment option under the contract, is no longer available, subject to the following exception. If your employer’s plan made available the Nationwide Geneva Small Cap Growth Fund prior to October 31, 2017, then you may continue to allocate premiums and transfer accumulations from the other investment accounts of the separate account that are available under the terms of your employer’s plan to the Nationwide Geneva Small Cap Growth Fund investment option.

§

Vanguard® Wellington Fund, previously offered as an investment option under the contract, is no longer available, subject to the following exception. If your employer’s plan made available the Vanguard Wellington Fund prior to March 24, 2017, then you may continue to allocate premiums and transfer accumulations from the other investment accounts of the separate account that are available under the terms of your employer’s plan to the Vanguard Wellington Fund investment option.

You may allocate your premiums among the investment accounts and certain other investment options, under the terms of the contract, and as permitted under the terms of your employer’s plan and this prospectus. See “Starting Out.”

Though the investment accounts are available under the terms of your contract, they may not be available under the terms of your employer’s plan. You may only invest in those investment accounts available under the terms of your employer’s plan. In addition, your employer’s plan may impose additional restrictions, including restrictions on allocations of premiums and transfers of accumulation. Please see your employer’s plan.

Many of the underlying mutual funds available for investment by the investment accounts under these contracts are also available for direct purchase outside of an annuity or life insurance contract. If you purchase shares of these funds directly from a broker-dealer or mutual fund company, you will not pay contract or separate account charges, but you also may not have annuity options available. Because of these additional contract and separate account charges, you should refer only to investment return information regarding the funds available through TIAA or your employer relating to your contract, rather than to information that may be available through alternate sources.

TIAA offers the following contracts in connection with certain types of retirement plans:

∎	RA (Retirement Annuity)

∎	GRA (Group Retirement Annuity)

∎	SRA (Supplemental Retirement Annuity)

∎	GSRA (Group Supplemental Retirement Annuity)

∎	Retirement Choice and Retirement Choice Plus Annuity

∎	GA (Group Annuity) and Institutionally Owned GSRAs

You or your employer can purchase these contracts in connection with tax-qualified pension plans under Internal Revenue Code (“IRC”) sections 401(a)/403(a) (including 401(k) plans), and plans under IRC sections 403(b), 414(d), 415(m), 457(b), or 457(f). The tax advantages available with these contracts exist solely through one of these types of retirement plans. In contrast to many variable annuities, because these contracts can invest in funds available to the general public, if the contracts are not issued or purchased through one of these types of retirement plans, the taxes on gains will not be deferred. You should carefully consider the advantages and disadvantages of owning a variable annuity in a tax-qualified plan, as well as the costs and benefits of the contract (including annuity income), before you purchase the contract in a tax-qualified plan. TIAA is not making any representation regarding the tax qualification status of any plan.

As with all variable annuities, your accumulation will increase or decrease depending on the investment performance over time of the underlying funds in the investment accounts of the separate account that you select. We do not guarantee the investment performance of the separate account or the funds, and you bear the entire investment risk.

An investment in the contract is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.

This prospectus describes the TIAA Access annuity. It does not constitute an offering in any jurisdiction where such an offering cannot lawfully be made. No dealer, sales representative, or anyone else is authorized to give any information or to make any representation in connection with this offering other than those contained in this prospectus. If anyone does offer you such information or representations, you should not rely on them.

Special terms

Throughout the prospectus, “TIAA,” “we,” “us,” and “our” refer to Teachers Insurance and Annuity Association of America. “You” and “your” mean any contract owner or any prospective contract owner. In certain instances, in accordance with the terms of your employer plan, your employer may exercise or limit certain rights under your contract or certificate.

The terms and phrases below are defined so you will know how we use them. To understand some definitions, you may have to refer to other defined terms.

Accumulation  The total value of your accumulation units under the contract.

Accumulation Period  The period during which investment account accumulations are held under a contract prior to their being annuitized or otherwise paid out.

Accumulation Unit  A share of participation in an investment account for someone in the accumulation period. An investment account has its own accumulation unit value, which changes each valuation day.

Annuitant  The natural person whose life is used in determining the annuity payments to be received. You are the annuitant under the contract.

Annuity Partner  The person you name, if you choose to receive income under a two-life annuity, to receive an income for life if he or she survives you. In some contracts, this person is referred to as the second annuitant.

Annuity Unit  A measure used to calculate the amount of annuity payments. Each investment account from which you can annuitize has its own annuity unit value.

Beneficiary  Any person or institution you name, in a form satisfactory to us, to receive benefits if you die during the accumulation period or if you (and your annuity partner, if you have one) die before the end of any guaranteed period.

Business Day  Any day the New York Stock Exchange (“NYSE”) or its affiliated exchanges NYSE Arca Equities or NYSE American (collectively with NYSE, the “NYSE Exchanges”) is open for trading. A business day generally ends at 4 p.m. Eastern Time or when trading closes on the NYSE Exchanges, if earlier. A business day may end early only as of the latest closing time of the regular (or core) trading session of any of the NYSE Exchanges.

Calendar Day  Any day of the year. Calendar days end at the same time as business days.

Commuted Value  The present value of annuity payments due under an income option or method of payment not based on life contingencies.

Companion CREF Certificate  A companion certificate that was issued to you when you received your contract, or if not then, on the later date that you first participated in CREF, if applicable.

TIAA Access ∎ Prospectus	5

Contract  The individual and group variable annuity contracts described in this prospectus under the section “The Annuity Contracts,” including your certificate and any endorsements under the contract.

CREF  The College Retirement Equities Fund, a companion organization to TIAA. CREF is described in a separate prospectus that you may obtain by calling 877-518-9161.

Fund  An investment company that is registered with the SEC in which an investment account invests. The funds are listed on the front page of this prospectus.

Good Order  Actual receipt of an order along with all information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes your complete application (or complete request for redemptions, transfers, or withdrawals of payment of death or other benefits) and any other information or supporting documentation we may require. With respect to purchase requests, “good order” also generally includes receipt of sufficient funds by us to effect the transaction. We may, in our sole discretion, determine whether any particular transaction request is in good order and reserve the right to change or waive any good order requirement at any time either in general or with respect to a particular plan, contract or transaction. In addition, it is also possible that if we are unable to reach you to obtain additional or missing information relating to incomplete applications, or transaction requests are not in good order, the transaction may be cancelled.

Guaranteed Period  The period during which annuity payments remaining due after your death and the death of your annuity partner, if any, will continue to be paid to the payee named to receive them.

Income Change Method  How you choose to have your annuity payments revalued. Under the annual income change method, your annuity payments are revalued once each year. Under the monthly income change method, your annuity payments are revalued every month.

Income Option  Any of the ways you can receive your annuity income. It is also referred to as an “annuity option.”

Investment Account  A subaccount of the separate account which invests its assets exclusively in a corresponding fund. This term does not include the TIAA Real Estate Account, the TIAA Traditional Annuity, and the CREF accounts.

NYSE  New York Stock Exchange.

Participant  Any person who owns a TIAA contract entitling them to participate in TIAA Access. Sometimes an employer can be a participant.

TIAA-CREF Funds (Equity Funds)  TIAA-CREF Emerging Markets Equity Fund, TIAA-CREF Emerging Markets Equity Index Fund, TIAA-CREF Equity Index Fund,

6	Prospectus ∎ TIAA Access

TIAA-CREF Growth & Income Fund, TIAA-CREF International Equity Fund, TIAA-CREF International Equity Index Fund, TIAA-CREF International Opportunities Fund, TIAA-CREF Large-Cap Growth Fund, TIAA-CREF Large-Cap Growth Index Fund, TIAA-CREF Large-Cap Value Fund, TIAA-CREF Large-Cap Value Index Fund, TIAA-CREF Mid-Cap Growth Fund, TIAA-CREF Mid-Cap Value Fund, TIAA-CREF Quant Small-Cap Equity Fund, TIAA-CREF S&P 500 Index Fund, TIAA-CREF Small-Cap Blend Index Fund, TIAA-CREF Social Choice Equity Fund, TIAA-CREF Social Choice International Equity Fund, and TIAA-CREF Social Choice Low Carbon Equity Fund.

TIAA-CREF Funds (Fixed-Income Funds)  TIAA-CREF Bond Index Fund, TIAA-CREF Core Bond Fund, TIAA-CREF Core Impact Bond Fund, TIAA-CREF Core Plus Bond Fund, TIAA-CREF High-Yield Fund, TIAA-CREF Inflation-Linked Bond Fund, TIAA-CREF Money Market Fund, and TIAA-CREF Short-Term Bond Fund.

TIAA Real Estate Account  The assets and liabilities of the Real Estate Account are segregated from the assets and liabilities of the general account and any other TIAA separate account. The Real Estate Account is described in a separate prospectus that you may obtain by calling 877-518-9161.

TIAA Traditional Annuity  The guaranteed annuity benefits under your contract. Amounts allocated to the Traditional Annuity under your contract buy a guaranteed minimum of lifetime income for you, in accordance with the applicable rate schedule or rate schedules.

Valuation Day  Any business day as well as the last day of each calendar month.

Summary

Read this summary together with the detailed information you will find in the rest of the prospectus.

What is this product?

It is a variable annuity that allows investors to accumulate funds for retirement or other long-term investment purposes, and to receive future payments based on the amounts accumulated as lifetime income or through other payment options.

Though the investment accounts are available under the terms of your contract, they may not be available under the terms of your employer’s plan. You may only invest in those investment accounts available under the terms of your employer’s plan. In addition, your employer’s plan may impose additional restrictions, including restrictions on allocations of premiums and transfers of accumulation. Please see your employer’s plan.

You may allocate premiums among investment accounts of the separate account that, in turn, invest in the funds listed below. You should consult your registered representative who may provide advice on the investment accounts, as not all of them may be suitable for long-term investment needs.

TIAA Access ∎ Prospectus	7

The Institutional Class of the following TIAA-CREF Funds:

●	TIAA-CREF Bond Index Fund

●	TIAA-CREF Core Bond Fund

●	TIAA-CREF Core Impact Bond Fund

●	TIAA-CREF Core Plus Bond Fund

●	TIAA-CREF Emerging Markets Equity Fund

●	TIAA-CREF Emerging Markets Equity Index Fund

●	TIAA-CREF Equity Index Fund

●	TIAA-CREF Growth & Income Fund

●	TIAA-CREF High-Yield Fund

●	TIAA-CREF Inflation-Linked Bond Fund

●	TIAA-CREF International Equity Fund

●	TIAA-CREF International Equity Index Fund

●	TIAA-CREF International Opportunities Fund

●	TIAA-CREF Large-Cap Growth Fund

●	TIAA-CREF Large-Cap Growth Index Fund

●	TIAA-CREF Large-Cap Value Fund

●	TIAA-CREF Large-Cap Value Index Fund

●	TIAA-CREF Lifecycle Funds (Retirement Income Fund, 2010 Fund, 2015 Fund, 2020 Fund, 2025 Fund, 2030 Fund, 2035 Fund, 2040 Fund, 2045 Fund, 2050 Fund, 2055 Fund, 2060 Fund and 2065 Fund)

●

TIAA-CREF Lifecycle Index Funds (Index Retirement Income Fund, Index 2010 Fund, Index 2015 Fund, Index 2020 Fund, Index 2025 Fund, Index 2030 Fund, Index 2035 Fund, Index 2040 Fund, Index 2045 Fund, Index 2050 Fund, Index 2055 Fund, Index 2060 Fund and Index 2065 Fund)

●	TIAA-CREF Mid-Cap Growth Fund

●	TIAA-CREF Mid-Cap Value Fund

●	TIAA-CREF Money Market Fund

●	TIAA-CREF Quant Small-Cap Equity Fund*

●	TIAA-CREF Real Estate Securities Fund

●	TIAA-CREF S&P 500 Index Fund

●	TIAA-CREF Short-Term Bond Fund

●	TIAA-CREF Small-Cap Blend Index Fund

●	TIAA-CREF Social Choice Equity Fund

●	TIAA-CREF Social Choice International Equity Fund

●	TIAA-CREF Social Choice Low Carbon Equity Fund

The following Nuveen Funds:

●	Nuveen Mid Cap Value Fund (Class R6)

●	Nuveen Real Asset Income Fund (Class R6)

8	Prospectus ∎ TIAA Access

The following non-TIAA-CREF Funds:

●	Amana Growth Fund (Institutional Shares)

●	American Beacon Bridgeway Large Cap Growth Fund (Class R6)

●	American Century Mid Cap Value Fund (Class R6)

●	American Funds EuroPacific Growth Fund (Class R-6)

●	American Funds New Perspective Fund (Class R6)

●	American Funds Washington Mutual Investors Fund (Class R-6)

●	Ariel Appreciation Fund (Institutional Class)

●	Champlain Mid Cap Fund (Institutional Shares)

●	Delaware Emerging Markets Fund (Class R-6)

●	Delaware Small Cap Value Fund (R6 Shares)

●	DFA Emerging Markets Portfolio (Institutional Class)

●	Dodge & Cox International Stock Fund

●	Invesco Discovery Mid Cap Growth Fund (Class R6)

●	iShares Russell Mid-Cap Index Fund (Class K)

●	JPMorgan Equity Income Fund (Class R6)

●	JPMorgan Small Cap Value Fund (Class R-6)

●	Lazard International Equity Portfolio (R6 Shares)

●	Lord Abbett High Yield Fund (Class R6)

●	MFS International Diversification Fund (Class R6)

●	MFS Mid Cap Growth Fund (Class R6)

●	MFS Mid Cap Value Fund (Class R6)

●	MFS Value Fund (Class R6)

●	Nationwide Geneva Small Cap Growth Fund (Class R6)‡

●	Parnassus Mid Cap Growth Fund (Institutional Shares)

●	PGIM Total Return Bond Fund (Class R6)

●	Templeton Global Bond Fund (Class R-6)

●	T. Rowe Price® Blue Chip Growth Fund (I Class)

●	T. Rowe Price® Large-Cap Growth Fund (I Class)

●	T. Rowe Price® QM U.S. Small-Cap Growth Equity Fund (I Class)

●	Vanguard® 500 Index Fund (Admiral Shares)

●	Vanguard® Emerging Markets Stock Index Fund (Institutional Shares)

●	Vanguard® Equity Income Fund (Admiral Shares)

●	Vanguard® Explorer Fund (Admiral Shares)

●	Vanguard® Extended Market Index Fund (Institutional Shares)

●	Vanguard® FTSE All-World ex-US Small-Cap Index Fund (Admiral Shares)

●	Vanguard® FTSE Social Index Fund (Admiral Shares)

●	Vanguard® Inflation-Protected Securities Fund (Admiral Shares)

TIAA Access ∎ Prospectus	9

●	Vanguard® Institutional Index Fund (Institutional Plus Shares)

●	Vanguard® Intermediate-Term Treasury Fund (Admiral Shares)

●	Vanguard® Real Estate Index Fund (Admiral Shares)

●	Vanguard® Selected Value Fund (Investor Shares)

●	Vanguard® Small-Cap Value Index Fund (Institutional Shares)

●	Vanguard® Total Bond Market Index Fund (Institutional Shares)

●	Vanguard® Total International Bond Index Fund (Admiral Shares)

●	Vanguard® Wellington Fund (Admiral Shares)§

●	Western Asset Core Plus Bond Fund (Class IS)

*

TIAA-CREF Quant Small-Cap Equity Fund, previously offered as an investment option under the contract, is no longer available, subject to the following exception. If your employer’s plan made available the TIAA-CREF Quant Small-Cap Equity Fund prior to September 29, 2017, then you may continue to allocate premiums and transfer accumulations from the other investment accounts of the separate account that are available under the terms of your employer’s plan to the TIAA-CREF Quant Small-Cap Equity Fund investment option.

‡

Nationwide Geneva Small Cap Growth Fund, previously offered as an investment option under the contract, is no longer available, subject to the following exception. If your employer’s plan made available the Nationwide Geneva Small Cap Growth Fund prior to October 31, 2017, then you may continue to allocate premiums and transfer accumulations from the other investment accounts of the separate account that are available under the terms of your employer’s plan to the Nationwide Geneva Small Cap Growth Fund investment option.

§

Vanguard® Wellington Fund, previously offered as an investment option under the contract, is no longer available, subject to the following exception. If your employer’s plan made available the Vanguard Wellington Fund prior to March 24, 2017, then you may continue to allocate premiums and transfer accumulations from the other investment accounts of the separate account that are available under the terms of your employer’s plan to the Vanguard Wellington Fund investment option.

TIAA reserves the right to change the investment accounts available in the future.

You may also allocate your premiums under your contract to the TIAA Traditional Annuity and the TIAA Real Estate Account, if permitted by your employer’s plan. See “Starting Out.” As with all variable annuities, your accumulation in your contract can increase or decrease, depending on how well the funds underlying your selected investment accounts perform over time. TIAA doesn’t guarantee the investment performance of the funds or the investment accounts, and you bear the entire investment risk.

What expenses must I pay under the contract?

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering your contract.

The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value between investment accounts. State premium taxes may also be deducted.

10	Prospectus ∎ TIAA Access

CONTRACT OWNER TRANSACTION EXPENSES

	Maximum contractual fees	Current fees
Sales load imposed on purchases (as a percentage of premiums)	None	None
Surrender charge (as a percentage of premiums or amount surrendered, as applicable)	None	None
Transfer fee*	None	None
Contract fee	None	None

*	We reserve the right to administer and collect purchase and redemption fees on behalf of any of the underlying funds that may impose them.

This next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.

SEPARATE ACCOUNT ANNUAL EXPENSES—Accumulation Expenses

(as a percentage of average account value)

	Maximum contractual fees	Current fees
Mortality and expense risk charge	0.50%	0.05%
Administrative expense charge	1.50%	0.25%
Total separate account annual charges	2.00%	0.30%

SEPARATE ACCOUNT ANNUAL EXPENSES—Payout Annuity Expenses

(as a percentage of average account value)

	Maximum contractual fees	Current fees
Mortality and expense risk charge	0.50%	0.05%
Administrative expense charge	1.50%	0.29%
Total separate account annual charges	2.00%	0.34%

The following table shows the total operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The table shows the minimum and maximum total operating expenses of the funds for the most recently ended fiscal year.†

Each investment account of the separate account purchases shares of the corresponding funds at net asset value. The net asset value reflects the investment advisory fees and other expenses that are deducted from the assets of the funds. The advisory fees and other expenses are not fixed or specified under the terms of your contract, and they may vary from year to year. These fees and expenses are described in more detail in each fund’s prospectus.

TIAA Access ∎ Prospectus	11

RANGE OF TOTAL ANNUAL FUND OPERATING EXPENSES†

	Minimum expenses	Maximum expenses
Total Annual Fund Operating Expenses that are deducted from fund assets, including management fees and other expenses‡	0.02%	3.94%
Net Annual Fund Operating Expenses that are deducted from fund assets, including management fees and other expenses-after any contractual waivers or reimbursements (the range of expiration dates for contractual waivers is July 31, 2021 to September 30, 2023)‡	0.02%	1.20%

†

The most recently ended fiscal year for the TIAA-CREF Lifecycle Funds is May 31, 2020; the inception date for the TIAA-CREF Lifecycle 2065 Fund was September 30, 2020; most recently ended fiscal year for the TIAA-CREF Lifecycle Index Funds is May 31, 2020; the inception date for the TIAA-CREF Lifecycle Index 2065 Fund was September 30, 2020; most recently ended fiscal year for the TIAA-CREF Funds (Real Estate Securities Fund and Fixed-Income Funds) is March 31, 2021; most recently ended fiscal year for the TIAA-CREF Funds (Equity Funds) is October 31, 2020; the most recently ended fiscal year for the Nuveen Mid Cap Value Fund is October 31, 2020; most recently ended fiscal year for the Nuveen Real Asset Income Fund is December 31, 2020; the most recently ended fiscal year for the Amana Growth Fund is May 31, 2020; the most recently ended fiscal year for the American Beacon Bridgeway Large Cap Growth Fund is December 31, 2020; most recently ended fiscal year for the American Century Mid Cap Value Fund is March 31, 2021; most recently ended fiscal year for the American Funds EuroPacific Growth Fund is March 31, 2021 (the expenses reflected in the table are for the fiscal year ended March 31, 2020); most recently ended fiscal year for the American Funds New Perspective Fund is September 30, 2020; most recently ended fiscal year for the American Funds Washington Mutual Investors Fund is April 30, 2021 (the expenses reflected in the table are for the fiscal year ended April 30, 2020); most recently ended fiscal year for the Ariel Appreciation Fund is September 30, 2020; most recently ended fiscal year for the Champlain Mid Cap Fund is December 31, 2020; most recently ended fiscal year for the Delaware Emerging Markets Fund is November 30, 2020; most recently ended fiscal year for the Delaware Small Cap Value Fund is November 30, 2020; most recently ended fiscal year for the DFA Emerging Markets Portfolio is October 31, 2020; most recently ended fiscal year for the Dodge & Cox International Stock Fund is December 31, 2020; most recently ended fiscal year for the Invesco Discovery Mid Cap Growth Fund is October 31, 2020; most recently ended fiscal year for the iShares Russell Mid-Cap Index Fund is July 31, 2020; most recently ended fiscal year for the JPMorgan Equity Income Fund is June 30, 2020; most recently ended fiscal year for the JPMorgan Small Cap Value Fund is June 30, 2020; most recently ended fiscal year for the Lazard International Equity Portfolio is December 31, 2020; most recently ended fiscal year for the Lord Abbett High Yield Fund is November 30, 2020; most recently ended fiscal year for the MFS International Diversification Fund is May 31, 2020; most recently ended fiscal year for the MFS Mid Cap Growth Fund is August 31, 2020; most recently ended fiscal year for the MFS Mid Cap Value Fund is September 30, 2020; most recently ended fiscal year for the MFS Value Fund is August 31, 2020; most recently ended fiscal year for the Nationwide Geneva Small Cap Growth Fund is October 31, 2020; most recently ended fiscal year for the Parnassus Mid Cap Growth Fund is December 31, 2020; most recently ended fiscal year for the PGIM Total Return Bond Fund is October 31, 2020; most recently ended fiscal year for the Templeton Global Bond Fund is December 31, 2020; most recently ended fiscal year for the T. Rowe Price®  Blue Chip Growth Fund is December 31, 2020; most recently ended fiscal year for the T. Rowe Price® Large-Cap Growth Fund is December 31, 2020; most recently ended fiscal year for the T. Rowe Price® QM U.S. Small-Cap Growth Equity Fund is December 31, 2020; most recently ended fiscal year for the Vanguard® 500 Index Fund is December 31, 2020; most recently ended fiscal year for the Vanguard® Emerging Markets Stock Index Fund is October 31, 2020; most recently ended fiscal year for the Vanguard® Equity Income Fund is September 30, 2020; most recently ended fiscal year for the Vanguard® Explorer Fund is October 31, 2020; most recently ended fiscal year for the Vanguard® Extended Market Index Fund is December 31, 2020; most recently ended fiscal year for the Vanguard® FTSE All-World ex-US Small-Cap Index Fund is October 31, 2020; most recently ended fiscal year for the Vanguard® FTSE Social Index Fund is August 31, 2020; most recently ended fiscal year for the Vanguard® Inflation-Protected Securities Fund is December 31, 2020; most recently ended fiscal year for the Vanguard® Institutional Index

12	Prospectus ∎ TIAA Access

Fund is December 31, 2020; most recently ended fiscal year for the Vanguard® Intermediate-Term Treasury Fund is January 31, 2021; most recently ended fiscal year for the Vanguard® Real Estate Index Fund is January 31, 2021; most recently ended fiscal year for the Vanguard® Selected Value Fund is October 31, 2020; most recently ended fiscal year for the Vanguard® Small-Cap Value Index Fund is December 31, 2020; most recently ended fiscal year for the Vanguard® Total Bond Market Index Fund is December 31, 2020; most recently ended fiscal year for the Vanguard® Total International Bond Index Fund is October 31, 2020; most recently ended fiscal year for the Vanguard® Wellington Fund is November 30, 2020; and most recently ended fiscal year for the Western Asset Core Plus Bond Fund is December 31, 2020. More information concerning each fund’s fees and expenses is contained in the prospectus for the fund.

‡	Including the expenses of any underlying funds in which the funds may invest.

The following table lists the annual expenses for each fund’s most recently ended or otherwise applicable fiscal year,† as a percentage of each fund’s average net assets. Expenses of the funds may be higher or lower in the future and could vary during a contract year because the funds have different fiscal year ends and certain fund information is not available as of the date of this prospectus. For the most current information concerning each fund’s fees and expenses, see the fund’s most current prospectus.

TOTAL ANNUAL FUND OPERATING EXPENSES BY FUND

	Management (investment advisory) fees	12b-1 fees	Other expenses	Acquired Fund fees and expenses§,3	Total Annual Fund operating expenses	Expense reimburse- ments/ waivers	Net annual Fund operating expenses
The Institutional Class of the:
TIAA-CREF Bond Index Fund[1]	0.10%	—	0.01%	—	0.11%	—	0.11%
TIAA-CREF Core Bond Fund[1]	0.28%	—	0.02%	—	0.30%	—	0.30%
TIAA-CREF Core Impact Bond Fund	0.34%	—	0.02%	—	0.36%	—	0.36%
TIAA-CREF Core Plus Bond Fund[1]	0.28%	—	0.02%	—	0.30%	—	0.30%
TIAA-CREF Emerging Markets Equity Fund[1]	0.84%	—	0.04%	—	0.88%	—	0.88%
TIAA-CREF Emerging Markets Equity Index Fund[1]	0.14%	—	0.06%	—	0.20%	—	0.20%
TIAA-CREF Equity Index Fund[1]	0.04%	—	0.01%	—	0.05%	—	0.05%
TIAA-CREF Growth & Income Fund[1]	0.39%	—	0.01%	—	0.40%	—	0.40%
TIAA-CREF High-Yield Fund[1]	0.34%	—	0.02%	—	0.36%	—	0.36%
TIAA-CREF Inflation-Linked Bond Fund[1]	0.24%	—	0.02%	—	0.26%	—	0.26%
TIAA-CREF International Equity Fund[1]	0.46%	—	0.02%	—	0.48%	—	0.48%
TIAA-CREF International Equity Index Fund[1]	0.04%	—	0.01%	—	0.05%	—	0.05%
TIAA-CREF International Opportunities Fund	0.59%	—	0.02%	—	0.61%	—	0.61%
TIAA-CREF Large-Cap Growth Fund[1]	0.39%	—	0.02%	—	0.41%	—	0.41%
TIAA-CREF Large-Cap Growth Index Fund[1]	0.04%	—	0.01%	—	0.05%	—	0.05%
TIAA-CREF Large-Cap Value Fund[1]	0.40%	—	0.01%	—	0.41%	—	0.41%
TIAA-CREF Large-Cap Value Index Fund[1]	0.04%	—	0.01%	—	0.05%	—	0.05%

TIAA Access ∎ Prospectus	13

TOTAL ANNUAL FUND OPERATING EXPENSES BY FUND

(continued)

	Management (investment advisory) fees	12b-1 fees	Other expenses	Acquired Fund fees and expenses§,3	Total Annual Fund operating expenses	Expense reimburse- ments/ waivers	Net annual Fund operating expenses
TIAA-CREF Lifecycle Funds
● Lifecycle Retirement Income Fund[2]	0.38%	—	0.06%	0.10%	0.54%	0.17%	0.37%
● Lifecycle 2010 Fund[2]	0.38%	—	0.04%	0.10%	0.52%	0.15%	0.37%
● Lifecycle 2015 Fund[2]	0.38%	—	0.03%	0.11%	0.52%	0.14%	0.38%
● Lifecycle 2020 Fund[2]	0.38%	—	0.03%	0.12%	0.53%	0.14%	0.39%
● Lifecycle 2025 Fund[2]	0.38%	—	0.03%	0.14%	0.55%	0.14%	0.41%
● Lifecycle 2030 Fund[2]	0.38%	—	0.03%	0.15%	0.56%	0.14%	0.42%
● Lifecycle 2035 Fund[2]	0.38%	—	0.03%	0.17%	0.58%	0.15%	0.43%
● Lifecycle 2040 Fund[2]	0.38%	—	0.03%	0.19%	0.60%	0.16%	0.44%
● Lifecycle 2045 Fund[2]	0.38%	—	0.03%	0.20%	0.61%	0.16%	0.45%
● Lifecycle 2050 Fund[2]	0.38%	—	0.03%	0.21%	0.62%	0.17%	0.45%
● Lifecycle 2055 Fund[2]	0.38%	—	0.05%	0.21%	0.64%	0.19%	0.45%
● Lifecycle 2060 Fund[2]	0.38%	—	0.13%	0.21%	0.72%	0.27%	0.45%
● Lifecycle 2065 Fund[2]	0.38%	—	3.35%	0.21%	3.94%	3.49%	0.45%
TIAA-CREF Lifecycle Index Funds
● Lifecycle Index Retirement Income Fund	0.19%	—	0.07%	—	0.26%	0.16%	0.10%
● Lifecycle Index 2010 Fund	0.19%	—	0.06%	—	0.25%	0.15%	0.10%
● Lifecycle Index 2015 Fund	0.19%	—	0.04%	—	0.23%	0.13%	0.10%
● Lifecycle Index 2020 Fund	0.18%	—	0.03%	—	0.21%	0.11%	0.10%
● Lifecycle Index 2025 Fund	0.17%	—	0.03%	—	0.20%	0.10%	0.10%
● Lifecycle Index 2030 Fund	0.17%	—	0.03%	—	0.20%	0.10%	0.10%
● Lifecycle Index 2035 Fund	0.16%	—	0.03%	—	0.19%	0.09%	0.10%
● Lifecycle Index 2040 Fund	0.16%	—	0.03%	—	0.19%	0.09%	0.10%
● Lifecycle Index 2045 Fund	0.15%	—	0.04%	—	0.19%	0.09%	0.10%
● Lifecycle Index 2050 Fund	0.15%	—	0.04%	—	0.19%	0.09%	0.10%
● Lifecycle Index 2055 Fund	0.15%	—	0.05%	—	0.20%	0.10%	0.10%
● Lifecycle Index 2060 Fund	0.15%	—	0.11%	—	0.26%	0.16%	0.10%
● Lifecycle Index 2065 Fund	0.15%	—	2.97%	—	3.12%	3.02%	0.10%
TIAA-CREF Mid-Cap Growth Fund[1]	0.45%	—	0.03%	—	0.48%	—	0.48%
TIAA-CREF Mid-Cap Value Fund[1]	0.43%	—	0.03%	—	0.46%	—	0.46%
TIAA-CREF Money Market Fund[1]	0.10%	—	0.03%	—	0.13%	—	0.13%
TIAA-CREF Quant Small-Cap Equity Fund[1]	0.41%	—	0.02%	—	0.43%	—	0.43%
TIAA-CREF Real Estate Securities Fund[1]	0.47%	—	0.03%	—	0.50%	—	0.50%
TIAA-CREF S&P 500 Index Fund[1]	0.04%	—	0.01%	—	0.05%	—	0.05%
TIAA-CREF Short-Term Bond Fund[1]	0.24%	—	0.03%	—	0.27%	—	0.27%
TIAA-CREF Small-Cap Blend Index Fund[1]	0.04%	—	0.02%	—	0.06%	—	0.06%
TIAA-CREF Social Choice Equity Fund[1]	0.15%	—	0.03%	—	0.18%	—	0.18%
TIAA-CREF Social Choice International Equity Fund	0.30%	—	0.11%	—	0.41%	0.01%	0.40%
TIAA-CREF Social Choice Low Carbon Equity Fund	0.25%	—	0.10%	—	0.35%	0.03%	0.32%

14	Prospectus ∎ TIAA Access

TOTAL ANNUAL FUND OPERATING EXPENSES BY FUND

(continued)

	Management (investment advisory) fees	12b-1 fees	Other expenses	Acquired Fund fees and expenses§,3	Total Annual Fund operating expenses	Expense reimburse- ments/ waivers	Net annual Fund operating expenses
Nuveen Mid Cap Value Fund (Class R6)	0.79%	—	0.08%	—	0.87%	0.10%	0.77%
Nuveen Real Asset Income Fund (Class R6)	0.72%	—	0.08%	—	0.80%	—	0.80%
Amana Growth Fund (Institutional Shares)	0.71%	—	0.05%	—	0.76%	—	0.76%
American Beacon Bridgeway Large Cap Growth Fund (Class R6)	0.75%	—	0.09%	—	0.84%	0.08%	0.76%
American Century Mid Cap Value Fund (Class R6)	0.62%	—	0.01%	—	0.63%	—	0.63%
American Funds EuroPacific Growth Fund (Class R-6)	0.41%	—	0.08%	—	0.49%	—	0.49%
American Funds New Perspective Fund (Class R6)	0.37%	—	0.05%	—	0.42%	—	0.42%
American Funds Washington Mutual Investors Fund (Class R-6)	0.23%	—	0.04%	—	0.27%	—	0.27%
Ariel Appreciation Fund (Institutional Class)	0.72%	—	0.12%	—	0.84%	—	0.84%
Champlain Mid Cap Fund (Institutional Shares)	0.70%	—	0.14%	—	0.84%	—	0.84%
Delaware Emerging Markets Fund (Class R-6)	1.14%	—	0.12%	—	1.26%	0.06%	1.20%
Delaware Small Cap Value Fund (R6 Shares)	0.65%	—	0.07%	—	0.72%	—	0.72%
DFA Emerging Markets Portfolio (Institutional Class)	0.39%	—	0.06%	—	0.45%	0.10%	0.35%
Dodge & Cox International Stock Fund	0.60%	—	0.03%	—	0.63%	—	0.63%
Invesco Discovery Mid Cap Growth Fund (Class R6)	0.62%	—	0.03%	—	0.65%	—	0.65%
iShares Russell Mid-Cap Index Fund (Class K)	0.02%	—	0.06%	—	0.08%	0.01%	0.07%
JPMorgan Equity Income Fund (Class R6)	0.40%	—	0.07%	0.01%	0.48%	0.01%	0.47%
JPMorgan Small Cap Value Fund (Class R-6)	0.65%	—	0.11%	—	0.76%	—	0.76%
Lazard International Equity Portfolio (R6 Shares)	0.75%	—	0.07%	—	0.82%	0.02%	0.80%
Lord Abbett High Yield Fund (Class R6)	0.52%	—	0.09%	—	0.61%	—	0.61%
MFS International Diversification Fund (Class R6)	0.00%	—	0.02%	0.75%	0.77%	0.02%	0.75%
MFS Mid Cap Growth Fund (Class R6)	0.66%	—	0.04%	—	0.70%	—	0.70%
MFS Mid Cap Value Fund (Class R6)	0.65%	—	0.03%	—	0.68%	—	0.68%

TIAA Access ∎ Prospectus	15

TOTAL ANNUAL FUND OPERATING EXPENSES BY FUND

(continued)

	Management (investment advisory) fees	12b-1 fees	Other expenses	Acquired Fund fees and expenses§,3	Total Annual Fund operating expenses	Expense reimburse- ments/ waivers	Net annual Fund operating expenses
MFS Value Fund (Class R6)	0.46%	—	0.01%	—	0.47%	—	0.47%
Nationwide Geneva Small Cap Growth Fund (Class R6)	0.77%	—	0.07%	—	0.84%	—	0.84%
Parnassus Mid Cap Growth Fund (Institutional Shares)	0.62%	—	0.06%	—	0.68%	—	0.68%
PGIM Total Return Bond Fund (Class R6)	0.38%	—	0.03%	—	0.41%	0.02%	0.39%
Templeton Global Bond Fund (Class R-6)	0.48%	—	0.08%	0.07%	0.63%	0.07%	0.56%
T. Rowe Price® Blue Chip Growth Fund (I Class)	0.55%	—	0.01%	—	0.56%	—	0.56%
T. Rowe Price® Large-Cap Growth Fund (I Class)	0.55%	—	0.01%	—	0.56%	—	0.56%
T. Rowe Price® QM U.S. Small-Cap Growth Equity Fund (I Class)	0.64%	—	0.01%	—	0.65%	—	0.65%
Vanguard® 500 Index Fund (Admiral Shares)	0.03%	—	0.01%	—	0.04%	—	0.04%
Vanguard® Emerging Markets Stock Index Fund (Institutional Shares)	0.08%	—	0.02%	—	0.10%	—	0.10%
Vanguard® Equity Income Fund (Admiral Shares)	0.18%	—	0.01%	—	0.19%	—	0.19%
Vanguard® Explorer Fund (Admiral Shares)	0.29%	—	0.01%	—	0.30%	—	0.30%
Vanguard® Extended Market Index Fund (Institutional Shares)	0.04%	—	0.01%	—	0.05%	—	0.05%
Vanguard® FTSE All-World ex-US Small-Cap Index Fund (Admiral Shares)	0.14%	—	0.02%	—	0.16%	—	0.16%
Vanguard® FTSE Social Index Fund (Admiral Shares)	0.13%	—	0.01%	—	0.14%	—	0.14%
Vanguard® Inflation-Protected Securities Fund (Admiral Shares)	0.09%	—	0.01%	—	0.10%	—	0.10%
Vanguard® Institutional Index Fund (Institutional Plus Shares)	0.02%	—	0.00%	—	0.02%	—	0.02%
Vanguard® Intermediate-Term Treasury Fund (Admiral Shares)	0.09%	—	0.01%	—	0.10%	—	0.10%
Vanguard® Real Estate Index Fund (Admiral Shares)	0.11%	—	0.01%	—	0.12%	—	0.12%
Vanguard® Selected Value Fund (Investor Shares)	0.29%	—	0.02%	—	0.31%	—	0.31%
Vanguard® Small-Cap Value Index Fund (Institutional Shares)	0.05%	—	0.01%	—	0.06%	—	0.06%
Vanguard® Total Bond Market Index Fund (Institutional Shares)	0.035%	—	0.00%	—	0.035%	—	0.035%

16	Prospectus ∎ TIAA Access

TOTAL ANNUAL FUND OPERATING EXPENSES BY FUND

(continued)

	Management (investment advisory) fees	12b-1 fees	Other expenses	Acquired Fund fees and expenses§,3	Total Annual Fund operating expenses	Expense reimburse- ments/ waivers	Net annual Fund operating expenses
Vanguard® Total International Bond Index Fund (Admiral Shares)	0.10%	—	0.01%	—	0.11%	—	0.11%
Vanguard® Wellington Fund (Admiral Shares)	0.17%	—	—	—	0.17%	—	0.17%
Western Asset Core Plus Bond Fund (Class IS)	0.40%	—	0.02%	—	0.42%	—	0.42%

†

The most recently ended fiscal year for the TIAA-CREF Lifecycle Funds is May 31, 2020; the inception date for the TIAA-CREF Lifecycle 2065 Fund was September 30, 2020; most recently ended fiscal year for the TIAA-CREF Lifecycle Index Funds is May 31, 2020; the inception date for the TIAA-CREF Lifecycle Index 2065 Fund was September 30, 2020; most recently ended fiscal year for the TIAA-CREF Funds (Real Estate Securities Fund and Fixed-Income Funds) is March 31, 2021; most recently ended fiscal year for the TIAA-CREF Funds (Equity Funds) is October 31, 2020; the most recently ended fiscal year for the Nuveen Mid Cap Value Fund is October 31, 2020; most recently ended fiscal year for the Nuveen Real Asset Income Fund is December 31, 2020; the most recently ended fiscal year for the Amana Growth Fund is May 31, 2020; the most recently ended fiscal year for the American Beacon Bridgeway Large Cap Growth Fund is December 31, 2020; most recently ended fiscal year for the American Century Mid Cap Value Fund is March 31, 2021; most recently ended fiscal year for the American Funds EuroPacific Growth Fund is March 31, 2021 (the expenses reflected in the table are for the fiscal year ended March 31, 2020); most recently ended fiscal year for the American Funds New Perspective Fund is September 30, 2020; most recently ended fiscal year for the American Funds Washington Mutual Investors Fund is April 30, 2021 (the expenses reflected in the table are for the fiscal year ended April 30, 2020); most recently ended fiscal year for the Ariel Appreciation Fund is September 30, 2020; most recently ended fiscal year for the Champlain Mid Cap Fund is December 31, 2020; most recently ended fiscal year for the Delaware Emerging Markets Fund is November 30, 2020; most recently ended fiscal year for the Delaware Small Cap Value Fund is November 30, 2020; most recently ended fiscal year for the DFA Emerging Markets Portfolio is October 31, 2020; most recently ended fiscal year for the Dodge & Cox International Stock Fund is December 31, 2020; most recently ended fiscal year for the Invesco Discovery Mid Cap Growth Fund is October 31, 2020; most recently ended fiscal year for the iShares Russell Mid-Cap Index Fund is July 31, 2020; most recently ended fiscal year for the JPMorgan Equity Income Fund is June 30, 2020; most recently ended fiscal year for the JPMorgan Small Cap Value Fund is June 30, 2020; most recently ended fiscal year for the Lazard International Equity Portfolio is December 31, 2020; most recently ended fiscal year for the Lord Abbett High Yield Fund is November 30, 2020; most recently ended fiscal year for the MFS International Diversification Fund is May 31, 2020; most recently ended fiscal year for the MFS Mid Cap Growth Fund is August 31, 2020; most recently ended fiscal year for the MFS Mid Cap Value Fund is September 30, 2020; most recently ended fiscal year for the MFS Value Fund is August 31, 2020; most recently ended fiscal year for the Nationwide Geneva Small Cap Growth Fund is October 31, 2020; most recently ended fiscal year for the Parnassus Mid Cap Growth Fund is December 31, 2020; most recently ended fiscal year for the PGIM Total Return Bond Fund is October 31, 2020; most recently ended fiscal year for the Templeton Global Bond Fund is December 31, 2020; most recently ended fiscal year for the T. Rowe Price®  Blue Chip Growth Fund is December 31, 2020; most recently ended fiscal year for the T. Rowe Price® Large-Cap Growth Fund is December 31, 2020; most recently ended fiscal year for the T. Rowe Price® QM U.S. Small-Cap Growth Equity Fund is December 31, 2020; most recently ended fiscal year for the Vanguard® 500 Index Fund is December 31, 2020; most recently ended fiscal year for the Vanguard® Emerging Markets Stock Index Fund is October 31, 2020; most recently ended fiscal year for the Vanguard® Equity Income Fund is September 30, 2020; most recently ended fiscal year for the Vanguard® Explorer Fund is October 31, 2020; most recently ended fiscal year for the Vanguard® Extended Market Index

TIAA Access ∎ Prospectus	17

TOTAL ANNUAL FUND OPERATING EXPENSES BY FUND

(continued)

Fund is December 31, 2020; most recently ended fiscal year for the Vanguard® FTSE All-World ex-US Small-Cap Index Fund is October 31, 2020; most recently ended fiscal year for the Vanguard® FTSE Social Index Fund is August 31, 2020; most recently ended fiscal year for the Vanguard® Inflation-Protected Securities Fund is December 31, 2020; most recently ended fiscal year for the Vanguard® Institutional Index Fund is December 31, 2020; most recently ended fiscal year for the Vanguard® Intermediate-Term Treasury Fund is January 31, 2021; most recently ended fiscal year for the Vanguard® Real Estate Index Fund is January 31, 2021; most recently ended fiscal year for the Vanguard® Selected Value Fund is October 31, 2020; most recently ended fiscal year for the Vanguard® Small-Cap Value Index Fund is December 31, 2020; most recently ended fiscal year for the Vanguard® Total Bond Market Index Fund is December 31, 2020; most recently ended fiscal year for the Vanguard® Total International Bond Index Fund is October 31, 2020; most recently ended fiscal year for the Vanguard® Wellington Fund is November 30, 2020; and most recently ended fiscal year for the Western Asset Core Plus Bond Fund is December 31, 2020. More information concerning each fund’s fees and expenses is contained in the prospectus for the fund.

§

The Lifecycle Funds and Lifecycle Index Funds are “funds of funds” that invest substantially all of their respective assets in shares of various other underlying portfolios of Class W of the TIAA-CREF Funds, and in other investment pools or investment products, including other funds advised by the TIAA-CREF Funds’ investment adviser, Teachers Advisors, LLC, or its affiliates. In addition, the TIAA-CREF Emerging Markets Equity Index Fund invests a small portion of its assets in shares of various other underlying portfolios. These funds have their own expenses and bear a portion of the operating expenses of the underlying portfolios in which they invest, including the Management Fee. The figures shown for Acquired Fund Fees and Expenses reflect the portion of the underlying portfolios’ expenses that are borne by fund shareholders indirectly. Contract owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of the funds that invest in the underlying portfolios.

[1]

Under the TIAA-CREF Funds’ expense reimbursement arrangements, the Funds’ investment adviser, Teachers Advisors, LLC, has contractually agreed to reimburse the Funds for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund Fees and Expenses and extraordinary expenses) that exceed the following annual rates of average daily net assets: (A) 0.09% for Equity Index Fund, Large-Cap Growth Index Fund, Large-Cap Value Index Fund, S&P 500 Index Fund and Small-Cap Blend Index Fund; 0.15% for International Equity Index Fund; 0.22% for Social Choice Equity Fund; 0.25% for Emerging Markets Equity Index Fund; 0.52% for Growth & Income Fund, Large-Cap Growth Fund, and Large-Cap Value Fund; 0.53% for Quant Small-Cap Equity Fund; 0.55% for Mid-Cap Growth Fund and Mid-Cap Value Fund; 0.60% for International Equity Fund and 0.95% for Emerging Markets Equity Fund. These expense reimbursement arrangements will continue through at least February 28, 2022, unless changed with approval of the Board of Trustees; and (B) 0.13% for Bond Index Fund; 0.15% for Money Market Fund; 0.30% for Short-Term Bond Fund and Inflation-Linked Bond Fund; 0.35% for Core Bond Fund and Core Plus Bond Fund; 0.40% for High-Yield Fund and 0.57% for Real Estate Securities Fund. These expense reimbursement arrangements will continue through at least July 31, 2021, unless changed with approval of the Board of Trustees.

[2]

Teachers Advisors, LLC, the Lifecycle Funds’ investment adviser (“Advisors”), has contractually agreed to waive 0.10% of its Management Fee on each Lifecycle Fund through September 30, 2023, unless changed with the approval of the Board of Trustees. Advisors has also contractually agreed to waive additional amounts of its Management Fee on each fund as follows: 0.02% for the Lifecycle Retirement Income Fund, 0.02% for the Lifecycle 2010 Fund, 0.022% for the Lifecycle 2015 Fund, 0.024% for the Lifecycle 2020 Fund, 0.025% for the Lifecycle 2025 Fund, 0.026% for the Lifecycle 2030 Fund, 0.036% for the Lifecycle 2035 Fund, 0.045% for the Lifecycle 2040 Fund, 0.043% for the Lifecycle 2045 Fund, 0.053% for the Lifecycle 2050 Fund, 0.052% for the Lifecycle 2055 Fund, 0.052% for the Lifecycle 2060 Fund and 0.052% for the Lifecycle 2065 Fund. These additional waivers will remain in effect through September 30, 2021, unless changed with approval of the Board of Trustees.

In addition, Advisors has contractually agreed to reimburse the funds for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund Fees and Expenses, extraordinary expenses and any expenses originally attributable to Class W shares of the

18	Prospectus ∎ TIAA Access

TOTAL ANNUAL FUND OPERATING EXPENSES BY FUND

(concluded)

underlying TIAA-CREF Funds that were incurred directly by the funds) that exceed 0.00% of average daily net assets for Institutional Class shares of the funds. These expense reimbursement arrangements will continue through at least September 30, 2021 unless changed with approval of the Board of Trustees.

[3]

Teachers Advisors, LLC, the Lifecycle Index Funds’ investment adviser (“Advisors”), has contractually agreed to waive the following the amounts of its Management Fee on each fund as follows: 0.104% for the Lifecycle Index Retirement Income Fund, 0.104% for the Lifecycle Index 2010 Fund, 0.098% for the Lifecycle Index 2015 Fund, 0.092% for the Lifecycle Index 2020 Fund, 0.085% for the Lifecycle Index 2025 Fund, 0.078% for the Lifecycle Index 2030 Fund, 0.071% for the Lifecycle Index 2035 Fund, 0.067% for the Lifecycle Index 2040 Fund, 0.062% for the Lifecycle Index 2045 Fund, 0.062% for the Lifecycle Index 2050 Fund, 0.061% for the Lifecycle Index 2055 Fund, 0.061% for the Lifecycle Index 2060 Fund and 0.06% for the Lifecycle Index 2065 Fund. These waivers will remain in effect through September 30, 2021, unless changed with the approval of the Board of Trustees.

In addition, Advisors has contractually agreed to reimburse the funds for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage Commissions or other transactional expenses, Acquired Fund Fees and Expenses, extraordinary expenses and any expenses originally attributable to Class W shares of the underlying TIAA-CREF Funds that were incurred directly by the funds) that exceed 0.00% of average daily net assets for Institutional Class shares of the funds. These expense reimbursement arrangements will continue through at least September 30, 2021 unless changed with approval of the Board of Trustees.

[4]

“Acquired Fund Fees and Expenses” are the funds’ proportionate amount of the expenses of any investment companies or pools in which they invest. These expenses are not paid directly by fund shareholders. Instead, fund shareholders bear these expenses indirectly because they reduce fund performance. Because “Acquired Fund Fees and Expenses” are included in the chart above, the funds’ operating expenses here will not correlate with the expenses included in the Financial Highlights in the funds’ prospectuses and the funds’ most recent annual reports.

The following examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, separate account annual expenses, and annual fund operating expenses.

These examples assume that you invest $10,000 in a contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the maximum and minimum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

ANNUAL EXPENSE DEDUCTIONS FROM NET ASSETS

	1 year	3 years	5 years	10 years
MAXIMUM
If you surrender, annuitize, or remain invested in the contract at the end of the applicable time period:	$154	$477	$824	$1,801
MINIMUM
If you surrender, annuitize, or remain invested in the contract at the end of the applicable time period:	$33	$103	$180	$406

The examples should not be considered a representation of past or future expenses or annual rates of return of any fund. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the examples. For more information, see “Charges” below.

TIAA Access ∎ Prospectus	19

For Condensed Financial Information pertaining to each investment account, please see Appendix A to this prospectus.

How do I purchase a contract?

Generally, we will issue a contract when we receive a completed application or enrollment form in good order. If your application is incomplete and we do not receive the necessary information and signed application in good order within five business days of our receipt of the initial premium, we will return the initial premium at that time.

If we receive premiums from your employer and, where applicable, a completed application from you before we receive your specific allocation instructions (or if your allocation instructions violate employer plan restrictions or do not total 100%), we will invest all premiums remitted on your behalf in the default option that your employer has designated. It is possible that the default option will not be an investment account of the separate account but will be another investment option available under your plan. We consider your employer’s designation of a default option to be an instruction to us to allocate your premiums to that option as described above. You should consult your plan documents or sales representative to determine your employer’s designated default option and to obtain information about that option.

When we receive complete allocation instructions from you, we will follow your instructions for future premiums. However, if you want the premiums previously allocated to the default option (and earnings or losses on them) to be transferred to the options identified in your instructions, you must specifically request that we transfer these amounts from the default option to your investment option choices.

Can I cancel my contract?

Generally, you may cancel any Retirement Annuity, Supplemental Retirement Annuity, or Group Supplemental Retirement Annuity Contract in accordance with the contract’s Right to Examine provision (unless we have begun making annuity payments from it) subject to the time period regulated by the state in which the contract is issued. To cancel a contract, mail or deliver the contract with your cancellation instructions (or signed Notice of Cancellation when such has been provided with your contract) to our home office. We will cancel the contract, then send either the current accumulation or the premium, depending on the state in which your contract was issued, to whomever originally submitted the premiums. Unless we are returning premiums paid as required by state law, you will bear the investment risk during this period.

Can I transfer among the investment accounts or make cash withdrawals from the contract?

Yes, you may transfer among investment accounts and make cash withdrawals from your contract. Transfers from the investment accounts to the TIAA Traditional

20	Prospectus ∎ TIAA Access

Annuity, to the TIAA Real Estate Account, to another TIAA annuity offered by your employer’s plan, to one of the CREF accounts or to funds offered under the terms of your plan must generally be at least $1,000 (except for systematic transfers, which must be at least $100) or your entire accumulation, if less. Note that transfers into the TIAA Real Estate Account may be limited. In the future, we may reduce or eliminate these minimum transaction levels. Cash withdrawals and transfers to other companies are not subject to a minimum amount, and we currently do not assess a fee for transfers or cash withdrawals. We may limit or modify transfer requests if we determine, at our sole discretion, that transfers are or would be harmful to the separate account or any investment account or would be to the disadvantage of other contract owners. These transactions may be limited by the terms of your employer’s plan, or by current tax law, or by the terms of your contract.

Cash withdrawals may be taxed and you may have to pay a tax penalty if you take a cash withdrawal before age 59 1/2. Some exceptions may apply.

What are my options for receiving annuity payments under the contract?

You can partially or fully annuitize and receive an income stream from the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund. Participants with assets in the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund can directly annuitize from that investment account, or they can annuitize by transferring their assets into TIAA Traditional, TIAA Real Estate, or one of the CREF accounts. (TIAA Real Estate and the CREF accounts are described in separate prospectuses. You may obtain these prospectuses by calling 877-518-9161.) Participants in any other investment accounts who wish to elect annuity income can transfer their assets from their investment accounts into the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund or into TIAA Traditional, TIAA Real Estate, or one of the CREF accounts. Such variable annuity payments will increase or decrease, depending on how well the funds underlying the investment accounts perform over time. Your payments will also change depending on the income change method you choose, i.e., whether you choose to have your payments revalued monthly or annually.

What death benefits are available under the contract?

If you die before receiving annuity payments, your beneficiary can receive a death benefit. The death benefit equals the accumulation under the contract. For details, see “Death Benefits.”

Teachers Insurance and Annuity Association of America

TIAA is a stock life insurance company, organized under the laws of New York State. It was founded on March 4, 1918, by the Carnegie Foundation for the

TIAA Access ∎ Prospectus	21

Advancement of Teaching. All of the stock of TIAA is held by the TIAA Board of Overseers, a nonprofit New York membership corporation whose main purpose is to hold TIAA’s stock. TIAA’s headquarters are at 730 Third Avenue, New York, New York 10017-3206. TIAA offers traditional annuities, which guarantee principal and a specified interest rate while providing the opportunity for additional amounts and variable annuities such as the TIAA Real Estate Account (described in a separate prospectus) and TIAA Access (described in this prospectus).

TIAA is the companion organization of the College Retirement Equities Fund (“CREF”), the first company in the United States to issue a variable annuity. CREF is a nonprofit membership corporation established in New York State in 1952. Together, TIAA and CREF form the principal retirement system for the nation’s education and research communities and form one of the largest pension systems based on assets under management, in the United States. As of December 31, 2020, TIAA’s total statutory admitted assets were approximately $278.29 billion; the combined assets under management for TIAA, CREF and other entities within the TIAA organization (including TIAA-sponsored mutual funds) totaled approximately $1.16 trillion. CREF does not stand behind TIAA’s guarantees and TIAA does not guarantee CREF products.

The separate account

TIAA Separate Account VA-3 was established as of May 17, 2006 as a separate investment account of TIAA under New York law, by resolution of TIAA’s Board of Trustees. The separate account is registered with the SEC as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and operates as a unit investment trust. The separate account is designed to fund individual and group variable contracts in retirement plans. As part of TIAA, the separate account is also subject to regulation by the New York State Department of Financial Services (“NYSDFS”) and the insurance departments of certain other jurisdictions in which the contracts are offered (see the SAI).

Although TIAA owns the assets of the separate account and the obligations under the contract are obligations of TIAA, the contract states that the separate account’s income, investment gains, and investment losses are credited to or charged against the assets of the separate account without regard to TIAA’s other income, gains, or losses. Under New York law, we cannot charge the separate account with liabilities incurred by any other TIAA separate account or other business activity TIAA may undertake.

When the contracts are purchased through qualified plans, earnings on accumulation in the separate account are not taxed until withdrawn or paid as annuity income (see “Taxes,” below).

Adding, closing, or substituting portfolios

The separate account currently consists of several investment accounts. We may, subject to any applicable law, make certain changes to the separate account

22	Prospectus ∎ TIAA Access

and investment accounts offered in your contract. We may offer new investment accounts or stop offering existing investment accounts subject to the requirements of applicable law and your employer’s plan. New investment accounts may be made available to existing contract owners and investment accounts may be closed to new or subsequent premium payments, transfers or allocations. In addition, we may also liquidate the shares held by any investment account, substitute the shares of one fund held by an investment account for another and/or merge investment accounts or cooperate in a merger of funds, including transferring contract values out of merging investment accounts into acquiring investment accounts. A substituted fund may have different fees and expenses. To the extent required by applicable law, we may be required to obtain approval from the SEC, your employer or you. In the event that a fund or investment account is no longer available, amounts invested in such investment account may be moved to the investment account designated by your employer under the terms of your employer’s plan. You may be given the opportunity, under the terms of your employer’s plan, to instruct us as to where to invest your assets.

Changes to the contract

We can also make any changes to the separate account or to the contract required by applicable insurance law, the IRC, or the 1940 Act. TIAA can make some changes at its discretion, subject to NYSDFS and SEC approval, as required. The separate account can (i) operate under the 1940 Act as a unit investment trust that invests in another investment company or in any other form permitted by law, (ii) deregister under the 1940 Act if registration is no longer required, or (iii) combine with other separate accounts. As permitted by law, TIAA can transfer the separate account assets to another separate account or investment accounts of TIAA or another insurance company or transfer the contract to another insurance  company.

Voting rights

The separate account is the legal owner of the shares of the funds offered through your contract. It therefore has the right to vote its shares at any meeting of the funds’ shareholders. When shareholder meetings are held, we will give the contract owner the right to instruct us how to vote shares of the funds attributable to their contracts. If we don’t receive timely instructions, shares will be voted by TIAA in the same proportion as the voting instructions received on outstanding contracts with allocations to investment accounts invested in the applicable funds. Please note that the effect of proportional voting is that a small number of contract owners may control the outcome of a vote. The number of fund shares attributable to a contract owner is determined by dividing the contract owner’s interest in the applicable investment account by the net asset value per share of the underlying fund.

TIAA Access ∎ Prospectus	23

Your investment options

The separate account is designed to invest in the funds described below. You can lose money by investing in any of the investment accounts, and the underlying funds could underperform other investments. You should consult your registered representative who may provide advice on the investment accounts offered, as not all of them may be suitable for your investment needs.

Many of the underlying funds offered through the separate account are also available for direct purchase outside of an annuity or life insurance contract.

Although the investment objectives and policies of certain funds are similar to the investment objectives and policies of other portfolios that may be managed or sponsored by the same investment advisor, subadvisor, manager, or sponsor, we do not represent or assure that the investment results will be comparable to those of any other portfolio, even where the investment advisor, subadvisor, or manager is the same. Certain funds available through the contract have names similar to funds not available through the contract. The performance of a fund not available through the contract does not indicate performance of a similarly named fund available through the contract. Differences in portfolio size, actual investments held, fund expenses, and other factors all contribute to differences in fund performance. For all these reasons, you should expect investment results to differ.

Certain funds invest substantially all of their assets in other funds (“funds of funds”). As a result, you will pay fees and expenses at both fund levels, which will reduce your investment return. In addition, funds of funds may have higher expenses than funds that invest directly in debt or equity securities.

Investment objectives of underlying funds

Though the investment accounts are available under the terms of your contract, they may not be available under the terms of your employer’s plan. You may only invest in those investment accounts available under the terms of your employer’s plan.

You should consider the investment objectives, risks, and charges and expenses of the funds carefully before investing. This and other information, including a description of risks involved in investing in the funds, is found in the funds’ prospectuses and statements of additional information. Investors can call 877-518-9161 to obtain a fund’s prospectus and statement of additional information. You should read the funds’ prospectuses carefully before investing in the funds.

Below is a description of each fund’s investment objective, as well as additional information about certain funds, as applicable. The funds may not achieve their stated objectives.

24	Prospectus ∎ TIAA Access

The separate account will hold shares in the following funds:

The Institutional Class of the following TIAA-CREF Funds:

TIAA-CREF Bond Index Fund

The Fund seeks total return that corresponds with the total return of a broad U.S. investment-grade bond market index.

TIAA-CREF Core Bond Fund

The Fund seeks total return, primarily through income.

TIAA-CREF Core Impact Bond Fund

The Fund seeks total return, primarily through current income, while giving special consideration to certain environmental, social and governance criteria.

TIAA-CREF Core Plus Bond Fund

The Fund seeks total return, primarily through current income.

TIAA-CREF Emerging Markets Equity Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of emerging markets equity investments.

TIAA-CREF Emerging Markets Equity Index Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of emerging markets equity investments based on a market index.

TIAA-CREF Equity Index Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities selected to track the overall U.S. equity markets based on a market index.

TIAA-CREF Growth & Income Fund

The Fund seeks a favorable long-term total return, through both capital appreciation and investment income, primarily from income-producing equity securities.

TIAA-CREF High-Yield Fund

The Fund seeks total return primarily through high current income and, when consistent with its primary objective, capital appreciation.

TIAA-CREF Inflation-Linked Bond Fund

The Fund seeks to provide inflation protection and income, primarily through investment in inflation-linked bonds.

TIAA Access ∎ Prospectus	25

TIAA-CREF International Equity Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of foreign issuers.

TIAA-CREF International Equity Index Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of foreign equity investments based on a market index.

TIAA-CREF International Opportunities Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of foreign issuers.

TIAA-CREF Large-Cap Growth Fund

The Fund seeks a favorable long-term return, mainly through capital appreciation, primarily from equity securities.

TIAA-CREF Large-Cap Growth Index Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of large domestic growth companies based on a market index.

TIAA-CREF Large-Cap Value Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of large domestic companies.

TIAA-CREF Large-Cap Value Index Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of large domestic value companies based on a market index.

TIAA-CREF Lifecycle Funds and Lifecycle Index Funds

In general, the Lifecycle Funds and Lifecycle Index Funds (except for the Lifecycle Retirement Income Fund and Lifecycle Index Retirement Income Fund) are designed for investors who have a specific target retirement year in mind. The Lifecycle Funds and Lifecycle Index Funds invest in underlying funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of the year included in the name of the Lifecycle Fund and Lifecycle Index Fund. The Lifecycle Funds’ and Lifecycle Index Funds’ investments are adjusted from more aggressive to more conservative over time as a target retirement year approaches and for approximately 30 years afterwards, and seek to achieve their final target allocation approximately 30 years following the target date.

26	Prospectus ∎ TIAA Access

•	Lifecycle Retirement Income Fund

The Lifecycle Retirement Income Fund seeks high total return over time primarily through income, with a secondary emphasis on capital appreciation.

•	Lifecycle 2010 Fund

The Lifecycle 2010 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2015 Fund

The Lifecycle 2015 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2020 Fund

The Lifecycle 2020 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2025 Fund

The Lifecycle 2025 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2030 Fund

The Lifecycle 2030 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2035 Fund

The Lifecycle 2035 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2040 Fund

The Lifecycle 2040 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2045 Fund

The Lifecycle 2045 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2050 Fund

The Lifecycle 2050 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2055 Fund

The Lifecycle 2055 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2060 Fund

The Lifecycle 2060 Fund seeks high total return over time through a combination of capital appreciation and income.

TIAA Access ∎ Prospectus	27

•	Lifecycle 2065 Fund

The Fund seeks high total return over time through a combination of capital appreciation and income.

TIAA-CREF Lifecycle Index Funds

•	Lifecycle Index Retirement Income Fund

The Fund seeks high total return over time primarily through income, with a secondary emphasis on capital appreciation.

•	Lifecycle Index 2010 Fund

The Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle Index 2015 Fund

The Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle Index 2020 Fund

The Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle Index 2025 Fund

The Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle Index 2030 Fund

The Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle Index 2035 Fund

The Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle Index 2040 Fund

The Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle Index 2045 Fund

The Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle Index 2050 Fund

The Fund seeks high total return over time through a combination of capital appreciation and income.

28	Prospectus ∎ TIAA Access

•	Lifecycle Index 2055 Fund

The Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle Index 2060 Fund

The Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle Index 2065 Fund

The Fund seeks high total return over time through a combination of capital appreciation and income.

TIAA-CREF Mid-Cap Growth Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of medium-sized domestic companies.

TIAA-CREF Mid-Cap Value Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of medium-sized domestic companies.

TIAA-CREF Money Market Fund*

The Fund seeks current income consistent with maintaining liquidity and preserving capital.

TIAA-CREF Quant Small-Cap Equity Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of smaller domestic companies.

TIAA-CREF Quant Small-Cap Equity Fund, previously offered as an investment option under the contract, is no longer available, subject to the following exception. If your employer’s plan made available the TIAA-CREF Quant Small-Cap Equity Fund prior to September 29, 2017, then you may continue to allocate premiums and transfer accumulations from the other investment accounts of the separate account that are available under the terms of your employer’s plan to the TIAA-CREF Quant Small-Cap Equity Fund investment option.

TIAA-CREF Real Estate Securities Fund

The Fund seeks to obtain a favorable long-term total return through both capital appreciation and current income, by investing primarily in equity securities of companies principally engaged in or related to the real estate industry.

*

Although the fund will continue to seek to maintain a share value of $1.00 per share, there is no assurance that this fund will be able to maintain a stable net asset value per share. In addition, during extended periods of low interest rates, and partly as a result of asset-based separate account charges, the yield on this investment account may become low and possibly negative.

TIAA Access ∎ Prospectus	29

TIAA-CREF S&P 500 Index Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of large domestic companies selected to track U.S. equity markets based on a market index.

TIAA-CREF Short-Term Bond Fund

The Fund seeks current income.

TIAA-CREF Small-Cap Blend Index Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities in smaller domestic companies based on a market index.

TIAA-CREF Social Choice Equity Fund

The Fund seeks a favorable long-term total return that reflects the investment performance of the overall U.S. stock market while giving special consideration to certain environmental, social and governance (“ESG”) criteria.

TIAA-CREF Social Choice International Equity Fund

The Fund seeks a favorable long-term total return that reflects the investment performance of the overall foreign equity markets while giving special consideration to certain environmental, social and governance criteria.

TIAA-CREF Social Choice Low Carbon Equity Fund

The Fund seeks a favorable long-term total return that reflects the investment performance of the overall U.S. stock market while giving special consideration to certain environmental, social and governance criteria, which include additional criteria relating to carbon emissions and fossil fuel reserves.

The following Nuveen Funds:

Nuveen Mid Cap Value Fund (Class R6)

The Fund seeks capital appreciation.

Nuveen Real Asset Income Fund (Class R6)

The Fund seeks a high level of current income.

The following non-TIAA-CREF Funds:

Amana Growth Fund (Institutional Shares)

The Fund seeks long-term capital growth, consistent with Islamic principles.

American Beacon Bridgeway Large Cap Growth Fund (Class R6)

The Fund seeks long-term total return on capital, primarily through capital appreciation.

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American Century Mid Cap Value Fund (Class R6)

The Fund seeks long-term capital growth.

American Funds EuroPacific Growth Fund (Class R-6)

The Fund’s investment objective is to provide you with long-term growth of capital.

American Funds New Perspective Fund (Class R6)

The Fund seeks to provide long-term growth of capital.

American Funds Washington Mutual Investors Fund (Class R-6)

The Fund’s investment objective is to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.

Ariel Appreciation Fund (Institutional Class)

The Fund seeks long-term capital appreciation.

Champlain Mid Cap Fund (Institutional Shares)

The Fund seeks capital appreciation.

Delaware Emerging Markets Fund (Class R-6)

The Fund seeks long-term capital appreciation.

Delaware Small Cap Value Fund (R6 Shares)

The Fund seeks capital appreciation.

DFA Emerging Markets Portfolio (Institutional Class)

The investment objective of the Emerging Markets Portfolio is to achieve long-term capital appreciation.

Dodge & Cox International Stock Fund

The Fund seeks long-term growth of principal and income.

Invesco Discovery Mid Cap Growth Fund (Class R6)

The Fund seeks capital appreciation.

iShares Russell Mid-Cap Index Fund (Class K)

The Fund seeks to track the investment results of an index composed of mid-capitalization U.S. equities.

JPMorgan Equity Income Fund (Class R6)

The Fund seeks capital appreciation and current income.

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JPMorgan Small Cap Value Fund (Class R-6)

The Fund seeks long-term capital growth primarily by investing in equity securities of small-capitalization companies.

Lazard International Equity Portfolio (R6 Shares)

The Fund seeks long-term capital appreciation.

Lord Abbett High Yield Fund (Class R6)

The Fund seeks a high current income and the opportunity for capital appreciation to produce a high total return.

MFS International Diversification Fund (Class R6)

The Fund seeks capital appreciation.

MFS Mid Cap Growth Fund (Class R6)

The Fund seeks capital appreciation.

MFS Mid Cap Value Fund (Class R6)

The Fund seeks capital appreciation.

MFS Value Fund (Class R6)

The Fund seeks capital appreciation.

Nationwide Geneva Small Cap Growth Fund (Class R6)

The Fund seeks long-term capital appreciation.

Nationwide Geneva Small Cap Growth Fund, previously offered as an investment option under the contract, is no longer available, subject to the following exception. If your employer’s plan made available the Nationwide Geneva Small Cap Growth Fund prior to October 31, 2017, then you may continue to allocate premiums and transfer accumulations from the other investment accounts of the separate account that are available under the terms of your employer’s plan to the Nationwide Geneva Small Cap Growth Fund investment option.

Parnassus Mid Cap Growth Fund (Institutional Shares)

The Fund seeks capital appreciation.

PGIM Total Return Bond Fund (Class R6)

The Fund seeks total return.

Templeton Global Bond Fund (Class R-6)

The Fund seeks current income with capital appreciation and growth of income.

T. Rowe Price® Blue Chip Growth Fund (I Class)

The Fund seeks to provide long-term capital growth. Income is a secondary objective.

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T. Rowe Price® Large-Cap Growth Fund (I Class)

The Fund seeks to provide long-term capital appreciation through investments in common stocks of growth companies. Generally looks for companies having the following characteristics: above-average growth in earnings and cash flow, and a lucrative niche in the economy and ability to expand even during times of slow economic growth. As with all equity funds, this fund’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings.

T. Rowe Price® QM U.S. Small-Cap Growth Equity Fund (I Class)

The Fund seeks long-term growth of capital by investing primarily in common stocks of small growth companies. Invests primarily in small-cap growth companies. The “QM” in the fund’s name reflects the concept that the fund employs a “quantitative management” strategy relying on quantitative models developed by T. Rowe Price® to help identify stocks that could be included in the portfolio. The fund’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. Small companies tend to be riskier than large companies.

Vanguard® 500 Index Fund (Admiral Shares)

The Fund seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks. The Fund primarily invests its assets in securities selected to track the S&P 500 Index.

Vanguard® Emerging Markets Stock Index Fund (Institutional Shares)

The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in emerging market countries. The Fund primarily invests its assets in securities selected to track the FTSE Emerging Markets All Cap China A Inclusion Index.

Vanguard® Equity Income Fund (Admiral Shares)

The Fund seeks to provide an above-average level of current income and reasonable long-term capital appreciation.

Vanguard® Explorer Fund (Admiral Shares)

The Fund seeks to provide long-term capital appreciation. The Fund uses a multimanager approach that provides exposure to a broad universe of small-company growth stocks.

Vanguard® Extended Market Index Fund (Institutional Shares)

The Fund seeks to track the performance of a benchmark index that measures the investment return of small- and mid-capitalization stocks. The Fund primarily invests its assets in securities selected to track the S&P Completion Index.

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Vanguard® FTSE All-World ex-US Small-Cap Index Fund (Admiral Shares)

The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks of international small-cap companies.

Vanguard® FTSE Social Index Fund (Admiral Shares)

The Fund seeks to track the performance of a benchmark index that measures the investment return of large- and mid-capitalization stocks.

Vanguard® Inflation-Protected Securities Fund (Admiral Shares)

The Fund seeks to provide inflation protection and income consistent with investment in inflation-indexed securities.

Vanguard® Institutional Index Fund (Institutional Plus Shares)

The Fund seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks.

Vanguard® Intermediate-Term Treasury Fund (Admiral Shares)

The Fund seeks to provide a moderate and sustainable level of current income. The Fund invests primarily in intermediate-term U.S. Treasury obligations with an average maturity of 5–10 years.

Vanguard® Real Estate Index Fund (Admiral Shares)

The Fund seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs and other real estate-related investments.

Vanguard® Selected Value Fund (Investor Shares)

The Fund seeks to provide long-term capital appreciation and income. The Fund invests in mid-capitalization stocks, using a multimanager structure that provides diversification and mitigates risk.

Vanguard® Small-Cap Value Index Fund (Institutional Shares)

The Fund seeks to track the performance of a benchmark index that measures the investment return of small-capitalization value stocks. The Fund primarily invests its assets in securities selected to track the CRSP US Small Cap Value Index.

Vanguard® Total Bond Market Index Fund (Institutional Shares)

The Fund seeks to track the performance of a broad, market-weighted bond index. The Fund primarily invests its assets in securities selected to track the Bloomberg Barclays U.S. Aggregate Float Adjusted Index.

34	Prospectus ∎ TIAA Access

Vanguard® Total International Bond Index Fund (Admiral Shares)

The Fund seeks to track the performance of a benchmark index that measures the investment return of non-U.S. dollar-denominated investment-grade bonds.

Vanguard® Wellington Fund (Admiral Shares)

The Fund seeks to provide long-term capital appreciation and reasonable current income.

Vanguard® Wellington Fund, previously offered as an investment option under the contract, is no longer available, subject to the following exception. If your employer’s plan made available the Vanguard Wellington Fund prior to March 24, 2017, then you may continue to allocate premiums and transfer accumulations from the other investment accounts of the separate account that are available under the terms of your employer’s plan to the Vanguard Wellington Fund investment option.

Western Asset Core Plus Bond Fund (Class IS)

The Fund seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain a dollar-weighted average effective duration within 30% of the average duration of the domestic bond market as a whole as estimated by the fund’s subadvisers. The Fund invests in a portfolio of fixed income securities of various maturities and, under normal market conditions, will invest at least 80% of its net assets in debt and fixed income securities.

Additional investment information and options

All assets of the investment accounts will be allocated to the funds at net asset value. The investment results of the funds will significantly affect the value of your variable annuity contract.

You may also opt under your contract to allocate or transfer money from the investment accounts to the TIAA Traditional Annuity or, within certain limitations, the TIAA Real Estate Account. See “Starting Out.” Your TIAA Traditional Annuity accumulation will be credited with a guaranteed interest rate, and may also be credited with additional amounts declared by TIAA. Any amounts in the TIAA Traditional Annuity are subject to our financial strength and claims-paying ability.

The investment advisors

Teachers Advisors, LLC (“Advisors”) manages the assets of the TIAA-CREF Funds, which include the TIAA-CREF Lifecycle Funds (Institutional Class) and TIAA-CREF Lifecycle Index Funds (Institutional Class). Advisors is a subsidiary of TIAA. Nuveen Fund Advisors, LLC (“Nuveen”) manages the assets of the Nuveen Mid Cap Value Fund (Class R6) and Nuveen Real Asset Income Fund (Class R6). Nuveen is a subsidiary of TIAA. Saturna Capital Corporation (“Saturna Capital”) manages the assets of Amana Growth Fund (Institutional Shares). American Beacon Advisors, Inc. (“American Beacon”) manages the assets of American Beacon

TIAA Access ∎ Prospectus	35

Bridgeway Large Cap Growth Fund (Class R6). American Century Investment Management, Inc. (“American Century”) manages the assets of American Century Mid Cap Value Fund (Class R6). Capital Research and Management Company (“CRMC”) manages the assets of American Funds EuroPacific Growth Fund (Class R-6), American Funds New Perspective Fund (Class R6) and American Funds Washington Mutual Investors Fund (Class R-6). Ariel Investments, LLC (“Ariel Investments”) manages the assets of Ariel Appreciation Fund (Institutional Class). Champlain Investment Partners, LLC (“Champlain”) manages the assets of Champlain Mid Cap Fund (Institutional Shares). Delaware Management Company (“Delaware”) manages the assets of Delaware Emerging Markets Fund (Class R-6) and Delaware Small Cap Value Fund (R6 Shares). Dimensional Fund Advisors LP (“Dimensional”) manages the assets of DFA Emerging Markets Portfolio (Institutional Class). Dodge & Cox (“Dodge & Cox”) manages the assets of Dodge & Cox International Stock Fund. Invesco Advisers, Inc. (“Invesco”) manages the assets of Invesco Discovery Mid Cap Growth Fund (Class R6). BlackRock Advisors, LLC (“BlackRock”) manages the assets of iShares Russell Mid-Cap Index Fund (Class K). JPMorgan Investment Management Inc. (“JPMIM”) manages the assets of JPMorgan Equity Income Fund (Class R6) and JPMorgan Small Cap Value Fund (Class R-6). Lazard Asset Management LLC (“Lazard”) manages the assets of Lazard International Equity Portfolio (R6 Shares). Lord, Abbett & Co. LLC (“Lord Abbett”) manages the assets of Lord Abbett High Yield Fund (Class R6). Massachusetts Financial Services Company (“MFS”) manages the assets of MFS International Diversification Fund (Class R6), MFS Mid Cap Growth Fund (Class R6), MFS Mid Cap Value Fund (Class R6) and MFS Value Fund (Class R6). Nationwide Fund Advisors (“Nationwide”) manages the assets of Nationwide Geneva Small Cap Growth Fund (Class R6). Parnassus Investments (“Parnassus”) manages the assets of Parnassus Mid Cap Growth Fund (Institutional Shares). PGIM Investments LLC (“PGIM Investments”) serves as investment adviser and PGIM, Inc. serves as subadviser to the PGIM Total Return Bond Fund (Class R6). Franklin Advisers, Inc. (“Franklin”) manages the assets of Templeton Global Bond Fund (Class R-6). T. Rowe Price® Associates, Inc. (“T. Rowe Price®”) manages the assets of the T. Rowe Price® Blue Chip Growth Fund (I Class), T. Rowe Price® Large-Cap Growth Fund (I Class) and T. Rowe Price® QM U.S. Small-Cap Growth Equity Fund (I Class). The Vanguard Group, Inc. manages the assets of Vanguard® 500 Index Fund (Admiral Shares), Vanguard® Emerging Markets Stock Index Fund (Institutional Shares), Vanguard® Extended Market Index Fund (Institutional Shares), Vanguard® FTSE All-World ex-US Small-Cap Index Fund (Admiral Shares), Vanguard® FTSE Social Index Fund (Admiral Shares), Vanguard® Inflation-Protected Securities Fund (Admiral Shares), Vanguard® Institutional Index Fund (Institutional Plus Shares), Vanguard® Intermediate-Term Treasury Fund (Admiral Shares), Vanguard® Real Estate Index Fund (Admiral Shares), Vanguard® Small-Cap Value Index Fund (Institutional Shares), and Vanguard® Total Bond Market Index Fund (Institutional Shares) and Vanguard® Total International Bond Index Fund (Admiral Shares). ArrowMark Partners, ClearBridge Investments, LLC, Stephens Investment

36	Prospectus ∎ TIAA Access

Management Group, LLC, Wellington Management Company, LLP and The Vanguard Group, Inc. manage the assets of Vanguard® Explorer Fund (Admiral Shares). Wellington Management Company, LLP and The Vanguard Group, Inc. manage the assets of Vanguard® Equity Income Fund (Admiral Shares). Cooke & Bieler, LP, Donald Smith & Co., Inc., and Pzena Investment Management, LLC manage the assets of Vanguard® Selected Value Fund (Investor Shares). Wellington Management Company, LLP manages the assets of Vanguard® Wellington Fund (Admiral Shares) (together, the Vanguard funds’ investment advisors are referred to as “Vanguard Fund Advisors”). Western Asset Management Company, LLC, Western Asset Management Company Limited, Western Asset Management Company Ltd and Western Asset Management Company Pte. Ltd (collectively, “Western Asset”) manage the assets of Western Asset Core Plus Bond Fund (Class IS). Advisors, American Beacon, American Century, Ariel Investments, BlackRock, Champlain, CRMC, Delaware, Dimensional, Dodge & Cox, Franklin, Invesco, JPMIM, Lazard, Lord Abbett, MFS, Nationwide, Nuveen, Parnassus, PGIM Investments, Saturna Capital, T. Rowe Price®, and Vanguard Fund Advisors and Western Asset are registered with the SEC as investment advisors under the Investment Advisers Act of 1940.

The broker-dealer

TIAA makes payments to TIAA-CREF Individual & Institutional Services, LLC (“Services”), a TIAA subsidiary, for distribution services. Services performs all sales and marketing functions relative to the contracts.

Certain payments we receive with regard to the funds

We (and our affiliates) receive payments, which may be significant, from the funds, their advisors, distributors, or affiliates thereof. These payments may be used for a variety of purposes, including payment of expenses that we (and our affiliates) incur in promoting, marketing, and administering the contract and the funds in which the separate account invests. We (and our affiliates) may profit from these payments. These payments may be derived, in whole or in part, from the revenues of the funds’ investment advisors, and such revenues may be generated through the advisors’ receipt of the investment advisory fees deducted from fund assets. Contract owners, through their indirect investment in the funds, indirectly bear the costs of these investment advisory fees (see the funds’ prospectuses for more information). The amount of the payments we receive is based on a percentage of the assets of the particular funds attributable to the contract and to certain other variable insurance contracts that we and our affiliates issue. These percentages differ, and some advisors (or affiliates) may pay more than others. Currently, these percentages range from 0% to 0.15% (but they may increase).

Furthermore, we (and our affiliates) receive additional compensation on assets invested in TIAA’s proprietary funds because our affiliates receive payments from the funds for investment advisory and/or other services. Thus, we may receive more revenue with respect to proprietary funds than nonproprietary funds.

TIAA Access ∎ Prospectus	37

These arrangements may be a factor that we consider in including funds as underlying investment options of the investment account.

Selection of funds

We select the funds offered through the contract based on several criteria, including the following:

●	asset class coverage,

●	the strength of the investment adviser’s (or sub-adviser’s) reputation and tenure,

●	brand recognition,

●	performance,

●	the capability and qualification of each investment firm, and

●	whether our distributors are likely to recommend the funds to contract owners.

Another factor we consider during the selection process is whether the fund, its adviser, its sub-adviser, or an affiliate will make payments to us or our affiliates. For a discussion of these arrangements, see “Certain Payments We Receive with Regard to the Funds.” We also consider whether the fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the contracts. We review each fund periodically after it is selected. Upon review, we may remove a fund or restrict allocation of additional premium and/or transfers of accumulation to a fund if we determine the fund no longer meets one or more of the criteria and/or if the fund has not attracted significant contract owner assets. We do not recommend or endorse any particular fund, and we do not provide investment advice. We have included TIAA-CREF Funds at least in part because they are managed by our affiliate, Advisors.

The annuity contracts

We offer the following types of contracts:

RA (Retirement Annuity) and GRA (Group Retirement Annuity): RA and GRA contracts are used mainly for employer sponsored retirement plans.

●

Depending on the terms of your employer’s plan, RA and GRA premiums can be paid by your employer, you, or both. If you are paying some or all of the entire periodic premium, your contributions can be in either pre-tax dollars by salary reduction, or after-tax dollars by payroll deduction. You can also transfer accumulations from another investment choice under your employer’s plan to your RA Contract.

●

GRA premiums can come from only your employer or both you (through salary reduction) and your employer. Your GRA premiums can be from pre-tax or after-tax contributions. You cannot pay GRA premiums directly to TIAA; your employer must send them for you. As with RAs, you can transfer accumulations from another investment choice under your employer’s plan to your GRA Contract.

38	Prospectus ∎ TIAA Access

●	Your employer may offer you the option of making contributions in the form of after-tax Roth-style contributions, though you will not be able to take tax deductions for these contributions.

SRA (Supplemental Retirement Annuity) and GSRA (Group Supplemental Retirement Annuity): These contracts are used for voluntary tax-deferred annuity (“TDA”) plans.

●

SRA Contracts are issued directly to you; GSRA Contracts are issued through an agreement between your employer and TIAA. Generally, your employer pays premiums in pre-tax dollars through salary reduction. Although you cannot pay premiums directly, you can transfer amounts from other TDA plans.

●	Although your employer may offer you the option of making contributions in the form of after-tax Roth-style contributions, you will not be able to take tax deductions for these contributions.

Retirement Choice/Retirement Choice Plus Annuities: These contracts are very similar in operation to the GRAs and GSRAs, respectively, except that they are issued directly to your employer or your plan’s trustee.

●	Among other rights, the employer retains the right to transfer accumulations under these contracts to alternate funding vehicles.

GA (Group Annuity) and Institutionally-Owned GSRA: These contracts are used exclusively for employer retirement plans and are issued directly to your employer or your plan’s trustee.

●

Your employer pays premiums directly to TIAA. Your employer or the plan’s trustee may control the allocation of contributions and transfers to and from these contracts. If a GA or GSRA Contract is issued pursuant to your plan, the rules relating to transferring and withdrawing your money, receiving any annuity income or death benefits, and the timing of payments are determined by your plan. Ask your employer or plan administrator for more information.

State Regulatory Approval. Certain of these contracts may not currently be available in your state.

Contracts Can Differ Pursuant to State Laws. Contract terms and features may differ due to state laws and regulations. These differences may include, among other things, availability of certain Income Options, how frequently you can transfer into or out of investment accounts, or our ability to restrict transfers into or out of the investment accounts. You should review your contract along with this prospectus to understand the product features and charges under your contract.

Tax Deferral. You or your employer can purchase these contracts in connection with tax-qualified pension plans under IRC sections 401(a) and 403(a), and plans under IRC sections 403(b), 414(d), 415(m), 457(b), or 457(f). The tax advantages available with these contracts exist solely through one of these types of retirement plans. TIAA is not making any representation regarding the tax qualification status of any plan. In contrast to many variable annuities, because these contracts can invest in funds available to the general public, if the contracts are not issued or purchased

TIAA Access ∎ Prospectus	39

through one of these types of retirement plans, the taxes on gains will not be deferred. You should carefully consider the advantages and disadvantages of owning a variable annuity in a tax-qualified plan, as well as the costs and benefits of the contract (including the annuity income), before you purchase a contract in a tax-qualified plan.

Other Investment Options. In addition to the investment accounts described in this prospectus, you may also allocate money to the TIAA Real Estate Account and TIAA Traditional Annuity under the terms of this contract and if permitted by your employer’s plan. A companion CREF contract may have been issued to you when you received this contract offering the investment accounts. For more information about the TIAA Traditional Annuity, the TIAA Real Estate Account, or the CREF accounts, and particular funds and investment options offered under the terms of your plan, please see the applicable contracts and/or respective prospectuses for those investment options available by calling 800-842-2252.

Starting out

Generally, we will issue a contract when we receive a completed application or enrollment form in good order. “Good order” means actual receipt of the transaction request along with all information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes your complete application (or complete request for redemptions, transfers, withdrawals, or payment of death or other benefits) and any other information or supporting documentation we may require. With respect to purchase requests, “good order” also generally includes receipt of sufficient funds by us to effect the transaction. We may, at our sole discretion, determine whether any particular transaction request (including, among others, a purchase, redemption, or withdrawal request to pay benefits) is in good order and reserve the right to change or waive any good order requirement at any time either in general or with respect to a particular plan, contract or transaction.

If your application is incomplete and we do not receive the necessary information and signed application in good order within five business days of our receipt of the initial premium, we will return the initial premium at that time. In addition, it is also possible that, if we are unable to reach you to obtain additional or missing information relating to incomplete applications, or transaction requests that are not in good order, the transaction may be cancelled.

If we receive premiums from your employer and, where applicable, a completed application from you before we receive your specific allocation instructions (or if your allocation instructions violate employer plan restrictions or do not total 100%), we will invest all premiums remitted on your behalf in the default option that your employer has designated. It is possible that the default option will not be an investment account of the separate account but will be another investment option available under your plan. We consider your employer’s designation of a default option to be an instruction to us to allocate your premiums to that option as

40	Prospectus ∎ TIAA Access

described above. You should consult your plan documents or sales representative to determine your employer’s designated default option and to obtain information about that option.

Once we receive complete allocation instructions from you, we will follow your instructions for future premiums. However, if you want the premiums previously allocated to the default option (and earnings or losses on them) to be transferred to the options identified in your instructions, you must specifically request that we transfer these amounts from the default option to your investment option choices.

You may stop premiums at any time without notice to us and then resume without payment of any past due premium or penalty of any kind. Your right to apply distributions from other plans to your contract as direct rollovers under the IRC may be limited by the terms of your employer’s plan.

TIAA generally does not restrict the amount or frequency of payment of premiums to your contract, although we may in the future. Your employer’s retirement plan may limit your premium amounts. In addition, the IRC limits the total annual premiums you may invest in plans qualified for favorable tax treatment.

In most cases, we accept premiums to a contract during your accumulation period. Premiums will be credited to your contract as of the end of the business day in which we receive them at the location that we will designate by prior written notice, in good order and in accordance with procedures established by us or as required by law. Once your first premium has been paid, your contract cannot lapse or be forfeited for nonpayment of premiums. Note that we cannot accept credit cards, money orders, travelers checks or digital (including virtual or crypto) currencies (e.g., Bitcoin). In addition, we will not accept a third-party check where the relationship of the payor to the contract owner cannot be identified from the face of the check.

You may allocate your premiums among the investment accounts, the TIAA Traditional Annuity, and the TIAA Real Estate Account under the terms of the contract, and only as permitted under the terms of your employer’s plan. You may also transfer accumulations to the CREF accounts, and, in some cases, certain mutual funds, or other TIAA annuities, if the investment option is available under the terms of your employer’s plan. You should consider the investment objectives, risks, and charges and expenses of the CREF accounts, TIAA Real Estate Account and any mutual funds offered under the terms of your employer’s plan carefully before investing. This and other information, including a description of the risks involved in investing in the CREF accounts, TIAA Real Estate Account and the funds, are found in their respective prospectuses. The CREF accounts, TIAA Real Estate Account and the funds are described in separate prospectuses. You may obtain a prospectus, free of charge, by calling 877-518-9161. You should read the prospectus carefully before investing. For more information about the TIAA Traditional Annuity, you may obtain the applicable contracts by calling 800-842-2252.

To change your allocation choices for future premiums, you can:

●	write to TIAA at P.O. Box 1259, Charlotte, North Carolina 28201;

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●	call our Automated Telephone Service (24 hours a day) at 800-842-2252; or

●	use the TIAA website’s account access feature at tiaa.org.

When you allocate premiums to an investment account, the premiums are used to purchase accumulation units in that investment account. You may change your allocation for future premiums at any time. We will allocate your premiums according to the most recent valid instructions in a form acceptable to us (in good order) that we have received from you. Your employer’s plan may limit your right to allocate premiums to an investment account. We may stop accepting premiums to any or all investment accounts at any time.

Important information about procedures for opening a new account

To help the United States government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions, including us, to obtain, verify and record information that identifies each person who purchases a contract.

What this means for you: When you apply for a contract, we will ask for your name, street address (not a post office box), date of birth, Social Security number and other information, such as your home telephone number, that will allow us to identify you. Until you provide us with the information we need, we may not be able to issue a contract or effect any transactions for you.

In certain circumstances, we may be required to block a contract owner’s ability to make certain transactions and may refuse to accept any premium payments or requests for transfers, withdrawals, surrenders, annuitization, or death benefits, until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators without notice or consent.

Accumulation units

Determining the value of your contract—investment accounts

The premiums you allocate, or transfers you make, to the investment accounts purchase accumulation units. We calculate how many accumulation units to credit by dividing the amount allocated or transferred to the particular investment account by its accumulation unit value calculated at the close of the business day we receive your premium or completed transfer request in good order. For information regarding how we price your initial premium, see “Starting Out.” To determine how many accumulation units to subtract for transfers out and cash withdrawals, we use the unit value calculated at the close of the business day we receive your completed transaction request and all required information and documents in good order (unless you have chosen a later date).

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We arbitrarily set the initial value of each accumulation unit at $25. Subsequently, the value of the accumulation units will depend mainly on the investment experience of the underlying funds, although the accumulation unit value also reflects the deduction by TIAA of separate account expenses. We calculate the accumulation unit value at the close of each valuation day. We multiply the previous day’s accumulation unit value by the net investment factor for the pertinent investment account of the separate account. The net investment factor reflects, for the most part, changes in the net asset value of the shares of the fund held by the investment account, and investment income and capital gains distributed to the investment account. The gross investment factor is decreased by the separate account expense and risk charges.

An investment account’s net investment factor equals its gross investment factor minus the separate account charge incurred since the previous valuation day.

An investment account’s gross investment factor equals (a) divided by (b), as follows:

(a)	equals	(i):	the value of the fund shares in the investment account as of the close of the valuation day (net asset value per share times number of shares owned) excluding the net effect of contract owners’ transactions (i.e., premiums received, benefits paid, and transfers to and from the investment account) made during that day; plus

		(ii):	investment income and capital gains distributed to the investment account; less

		(iii):	any amount paid and/or reserved for tax liability resulting from the operation of the investment account since the previous valuation day.

(b)	equals	the value of the fund shares in the investment account as of the previous valuation day, including the net effect of contract owners’ transactions, made during the previous valuation day.

Number of Accumulation Units. The number of accumulation units in an investment account under your contract will be increased by:

●	any premiums you allocate to that investment account; and

●	any transfers you make to that investment account.

The number of accumulation units in an investment account under your contract will be decreased by:

●	the application of any accumulations to provide any form of benefit; and

●	any transfers or withdrawals from your accumulation in that investment account.

The increase or decrease in the number of your accumulation units on any valuation day is equal to the net dollar value of all transactions divided by the value of the investment account’s accumulation unit as of the end of the valuation day on which the transaction becomes effective.

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To change your investment allocations

To make a change to your future investment allocation percentages, you can write to TIAA at P.O. Box 1259, Charlotte, North Carolina 28201 or call 800-842-2252 or use the TIAA website’s account access feature at tiaa.org. You may be required to complete and return certain forms (in good order) to effect these transactions. If you have any questions, call us at 800-842-2252. To make specific transfers, see “How to Make Transfers and Withdraw Cash,” below.

How to transfer and withdraw your money

Generally, we allow you to move your money to and from the investment accounts and to make withdrawals from your contract. These options may be limited by the terms of your employer’s plan, by current tax law, or by the terms of your contract. Transfers from the investment accounts to the TIAA Traditional Annuity, to the TIAA Real Estate Account, to another TIAA annuity offered by your employer’s plan, to one of the CREF accounts or to funds offered under the terms of your plan must generally be in the amount of at least $1,000 (except for systematic transfers, which must be at least $100) or your entire accumulation, if less. These minimums may be reduced or eliminated in the future. Any such change will be applied uniformly across all contracts going forward. Cash withdrawals and transfers to other companies are not subject to a minimum amount, and we currently do not assess a fee for transfers or cash withdrawals. Note that a fund underlying an investment account may assess a fee for certain transfers or withdrawals or limit transfers in accordance with the fund’s policies. See the funds’ prospectuses for information on these restrictions.

Transfers and cash withdrawals are effective at the end of the business day we receive your request and all required documentation in good order. You can also choose to have transfers and withdrawals take effect at the end of any future business day. We may limit or modify transfer requests if we determine, in our sole opinion, that transfers are or would be harmful to the separate account or any investment account or would be to the disadvantage of other contract owners. (See “Market Timing/Excessive Trading Policy.”)

If you are married, and all or part of your accumulation is attributable to contributions made under:

A)	an employer plan subject to the Employment Retirement Income Security Act of 1974 (“ERISA”), or

B)

an employer plan that provides for spousal rights to benefits, then your rights to choose certain benefits are restricted by the rights of your spouse to benefits only to the extent required by the IRC or ERISA or the terms of your employer plan (see “Spouse’s Rights to Benefits”).

Systematic transfers and withdrawals

If your employer’s plan allows, you can set up a program to make cash withdrawals or transfers automatically by specifying that we withdraw or transfer

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from your accumulation any fixed number of accumulation units, dollar amount, or percentage of accumulation until you tell us to stop or until your accumulation is exhausted. Currently, the program must be set up so that internal transfers must be at least $100. In the future, we may eliminate this minimum transfer amount.

How to make transfers and withdraw cash

To request a transfer or to withdraw cash, you can:

●	write to TIAA at P.O. Box 1259, Charlotte, North Carolina 28201;

●	call our Automated Telephone Service (24 hours a day) at 800-842-2252; or

●	use the TIAA website’s account access feature at tiaa.org.

You may be required to complete and return certain forms (in good order) to effect these transactions. We can suspend or terminate your ability to transact by telephone, over the Internet, or by fax at any time, for any reason.

There may be tax law and/or plan restrictions on certain transfers. Before you transfer or withdraw cash, make sure you also understand the possible federal and other income tax consequences.

Transfers to and from other TIAA and CREF accounts and funds

Subject to your employer’s plan, current tax law or the terms of your contract, you can transfer some or all of your accumulation in the investment accounts to the TIAA Traditional Annuity, to the TIAA Real Estate Account, to another TIAA annuity offered by your employer’s plan, to one of the CREF accounts or to funds offered under the terms of your plan. We reserve the right to limit these transfers to once per quarter per investment account.

Subject to your employer’s plan, current tax law or the terms of your contract, you can also transfer some or all of your accumulation in the TIAA Traditional Annuity, in your CREF accounts or in the funds or TIAA annuities, such as TIAA Real Estate Account, to the investment accounts. Transfers from the TIAA Traditional Annuity to the investment accounts under RA, GRA, or Retirement Choice Contracts can only be effected over a period of time (up to ten annual installments) and may be subject to other limitations, as specified in your contract.

Accumulation that is transferred from investment accounts under this contract to the TIAA Traditional Annuity or the TIAA Real Estate Account remains part of this contract and part of the accumulation under the contract. Transfers to any other accounts which are not offered under the terms of this contract are no longer part of this contract and its accumulation. Any such transfers may be subject to limitations, as specified in your contract.

Such transfers must generally be in the amount of at least $1,000 (except for systematic transfers, which must be at least $100) or your entire accumulation, if less. These minimums may be reduced or eliminated in the future. Any such change will be applied uniformly across all contracts going forward. Because excessive

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transfer activity can hurt performance and other participants, we may further limit how often you transfer or otherwise modify the transfer privilege.

Transfers to other companies

Generally, you may transfer funds from the investment accounts to a company other than TIAA or CREF, subject to certain tax restrictions. This right may be limited by your employer’s plan. Roth amounts in a 403(b) or 401(a) plan can be rolled over only to another Roth account under such plan or to a Roth IRA, as permitted by applicable law and the terms of the plans.

Under the Retirement Choice and Retirement Choice Plus Contracts, your employer could transfer monies from an investment account and apply it to another investment option not offered under this contract, subject to the terms of your plan, and without your consent.

Transfers from other companies/plans

Subject to your employer’s plan and federal tax law, you can usually transfer or roll over money from another 403(b), 401(a)/403(a) or governmental 457(b) retirement plan to your TIAA contract. You may also roll over before-tax amounts in a Traditional IRA to 403(b) plans, 401(a)/403(a) plans or eligible governmental 457(b) plans, provided such employer plans agree to accept the rollover. Roth amounts in a 403(b) or 401(a) plan can only be rolled over to another Roth account under such plan or to a Roth IRA, as permitted by applicable law and the terms of the plans. Funds held by the sponsor of a private 457(b) plan can be transferred only to another private 457(b) plan sponsor. Accumulations in private 457(b) plans may not be rolled over to a qualified plan (e.g., a 401(a) plan), a 403(b) plan, a governmental 457(b) plan or an IRA.

Withdrawing cash

You may withdraw cash from your SRA or GSRA accumulation at any time during the accumulation period, provided federal tax law and the terms of your employer’s plan permit it (see below). Normally, you can’t withdraw money from your contract if you have already applied that money to begin receiving lifetime annuity income. Current federal tax law restricts your ability to make cash withdrawals from your accumulation under most voluntary salary reduction agreements. Withdrawals are generally available only if you reach age 59 1/2, leave your job, become disabled, or die, or if your employer terminates its retirement plan. If your employer’s plan permits, you may also be able to withdraw money if you encounter hardship, as defined by the IRS, but depending upon your employer’s plan type and provisions, hardship withdrawals might be from contributions only, and not investment earnings. You may be subject to a 10% penalty tax if you make a withdrawal before you reach age 59 1/2, unless an exception applies to your situation. For a discussion of changes to the hardship distribution rules, please see the section below entitled “Changes to hardship distribution rules.”

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Under current federal tax law, you are not permitted to withdraw from 457(b) plans earlier than the calendar year in which you reach age 70 1/2 for private plans, or leave your job or are faced with an unforeseeable emergency (as defined by law). For governmental 457(b) plans only, the minimum age for in-service withdrawals has been lowered to 59 1/2. There are generally no early withdrawal tax penalties if you withdraw under any of these circumstances (i.e., no 10% tax on distributions prior to age 59 1/2). If you’re married, you may be required by law or your employer’s plan to provide us advance written consent from your spouse before TIAA makes certain transactions on your behalf.

If you request a withdrawal, we will send the proceeds by check to the address of record, or by electronic funds transfer to the bank account on file if you have elected this method of payment. A letter of instruction with a signature guarantee is required if the withdrawal is sent to an address other than the address of record, or to an address of record that has been changed within either the last 14 or 30 calendar days, depending on the service model applicable to your plan. You may obtain a signature guarantee from some commercial or savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange. A notary public cannot provide a signature guarantee. Proceeds directed to a bank account not on file have restrictions that require completion of a verification process. Please contact us for further information.

We reserve the right to require a signature guarantee on any withdrawal.

Systematic withdrawals to pay financial advisor fees

If permitted by your employer’s plan, you may authorize a series of systematic withdrawals to pay the fees of a financial advisor. Such systematic withdrawals are subject to all provisions applicable to systematic withdrawals, except as otherwise described in this section.

One series of systematic withdrawals to pay financial advisor fees may be in effect at the same time that another series of systematic withdrawals is also in effect. Systematic withdrawals to pay financial advisor fees must be scheduled to be made quarterly only, on the first day of each calendar quarter. The amount withdrawn from each investment account must be specified in dollars or percentage of accumulation, and will be in proportion to the accumulations in each account at the end of the business day prior to the withdrawal. The financial advisor may request that we stop making withdrawals.

We reserve the right to determine the eligibility of financial advisors for this type of fee reimbursement.

Market timing/excessive trading policy

There are contract owners who may try to profit from transferring money back and forth among investment accounts in an effort to “time” the market. As money is shifted in and out of these investment accounts, we incur transaction costs and

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the underlying funds incur expenses for buying and selling securities. These costs are borne by all contract owners. In addition, if contract owners are able to take advantage of pricing inefficiencies, market timing can interfere with efficient portfolio management and dilute the value of the shares. The risk of pricing inefficiencies can be particularly acute for portfolios invested primarily in foreign securities, such as the TIAA-CREF Emerging Markets Equity Fund, the TIAA-CREF Emerging Markets Equity Index Fund, the TIAA-CREF International Equity Fund, the TIAA-CREF International Equity Index Fund, the TIAA-CREF International Opportunities Fund, the TIAA-CREF Social Choice International Equity Fund, the American Funds EuroPacific Growth Fund, the Delaware Emerging Markets Fund, the DFA Emerging Markets Portfolio, the Dodge & Cox International Stock Fund, the Lazard International Equity Portfolio, the MFS International Diversification Fund, the Templeton Global Bond Fund, the Vanguard® Emerging Markets Stock Index Fund, the Vanguard® FTSE All-World ex-US Small-Cap Index Fund, and the Vanguard® Total International Bond Index Fund.

We have adopted policies and procedures to discourage market timing activity and control certain transfer activity. We have the right to modify our policies and procedures at any time without advance notice. Under these policies and procedures, contract owners who make a transfer out of any one of the investment accounts available under the contract (other than the investment accounts that invest in the TIAA-CREF Money Market Fund and the TIAA-CREF Short-Term Bond Fund) will not be able to make electronic transfers (i.e., over the Internet, by telephone or by fax) back into that same investment account in that contract for 30 calendar days starting the day after the transfer. The electronic transfers that will be restricted under this policy do not include certain types of transactions like systematic withdrawals, systematic purchases, automatic rebalancing, death and hardship withdrawals, certain transactions made within a retirement or employee benefit plan, such as contributions, mandatory distributions, loans and plan sponsor-initiated transactions, and other types of transactions specified by TIAA management.

To the extent permitted by applicable law, we may reject, limit, defer or impose other conditions on transfers into or out of an investment account in order to curb frequent transfer activity to the extent that comparable limitations are imposed on the purchase, redemption or exchange of shares of any of the funds under the separate account.

If we regard the transfer activity as disruptive to an underlying fund’s efficient portfolio management, based on the timing or amount of the investment or because of a history of excessive trading by the investor, we may limit a contract owner’s ability to make transfers by telephone, fax or over the Internet. We may also stop doing business with financial advisors who engage in excessive transfer activity on behalf of their clients. Because we have discretion in applying these policies, it is possible that similar transaction activity could be handled differently due to surrounding circumstances.

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We seek to apply our market timing and other transfer policies uniformly to all contract owners. We reserve the right to waive these policies where management believes that the waiver is in the contract owners’ best interests and that imposition of the policy’s restrictions is not necessary to protect contract owners from the effects of short-term trading. Except as stated above, no exceptions are made with respect to the policies. This contract is not appropriate for market timing. You should not invest in this contract if you want to engage in market timing activity.

To the extent permitted by applicable law, we may not accept or we may defer transfers at any time when we are unable to purchase or redeem shares of any of the funds under the separate account.

Contract owners seeking to engage in market timing may deploy a variety of strategies to avoid detection, and, despite our efforts to discourage market timing, there is no guarantee that TIAA or its agents will be able to identify all market timers or curtail their trading practices. If we do not identify or curtail market timers, the value of account shares held by long-term participants may be diluted, transaction costs may increase, and there may be interference with the efficiency of portfolio management of the affected fund.

The funds available as investment options under the contract may have adopted their own policies and procedures with respect to market timing and excessive trading of their respective shares. Those funds’ market timing policies are described in their respective prospectuses. The policies and procedures of a fund may be different, and more or less restrictive, than our policies and procedures or the policies and procedures of other funds. While we reserve the right to enforce these policies and procedures, we may not have the contractual authority or the operational capacity to apply the market timing and excessive trading policies and procedures of the funds. However, we have entered into a written agreement, as required by SEC regulation, with each fund or its principal underwriter that obligates us to promptly provide to the fund certain information about the trading activity of individual contract owners, and to execute instructions from the fund to restrict or prohibit further purchases or transfers by specific contract owners who violate the market timing and excessive trading policies established by the fund upon request.

In addition, some funds may impose redemption fees on short-term trading (i.e., redemptions of fund shares within a certain number of days after purchase). The fund determines the amount of the redemption fee and the fee is retained by or paid to the fund assessing the redemption fee and not by TIAA. The redemption fee may affect the number and value of accumulation units transferred out of the investment account that invests in that fund and, therefore, may affect the investment account accumulation. We reserve the right to administer and collect any such redemption fees from your accumulation on behalf of the funds.

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Timing of payments to you

In general, we will make the following types of payments within seven calendar days after we have received all the information we need to process your request:

●	cash withdrawals;

●	transfers to TIAA (e.g., another TIAA annuity offered by your employer’s plan), CREF, funds, or to other companies;

●	payments under a fixed-period annuity; and

●	death benefits.

Each of these types of payments is described further below. The seven-day period may be extended under applicable law in certain circumstances, such as an SEC-recognized emergency. There may also be delays in making payments for other reasons (e.g., payments in connection with loans, or if you have requested a transfer to another company and we have not received information we need from that company, or if there is missing or incorrect information in forms required for income tax withholding and reporting purposes). Your payment may also be delayed if your request is not in “good order.” If you request that withdrawal proceeds from an investment account be transferred to another investment vehicle and there is a delay in the investment of those proceeds, you will not experience the investment performance of that investment vehicle during such a delay. In addition, if, pursuant to SEC rules, the TIAA-CREF Money Market Fund suspends payment of redemption proceeds in connection with a liquidation of the fund, or as a result of fund liquidity levels, we will delay payment of any transfer, partial withdrawal, surrender, or death benefit from the TIAA-CREF Money Market investment account until the fund pays redemption proceeds.

Receiving annuity income

The annuity period in general

You can partially or fully annuitize and receive an income stream from the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund. Participants with assets in the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund can directly annuitize from that investment account, or they can annuitize by transferring their assets into TIAA Traditional, TIAA Real Estate, or one of the CREF accounts. (TIAA Real Estate and the CREF accounts are described in separate prospectuses. You may obtain these prospectuses by calling 877-518-9161.) Participants in any other investment accounts who wish to annuitize can transfer their assets from their investment accounts into the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund or into TIAA Traditional, TIAA Real Estate, or one of the CREF accounts. Unless you opt for a lifetime annuity, generally you must be at least age 59 1/2 to begin receiving annuity income payments from your annuity contract free of a 10% early distribution penalty tax. Your employer’s plan may also restrict

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when you can begin income payments. Under the minimum distribution rules of the IRC, you generally must begin receiving some payments from your contract shortly after you reach the later of age 72 or you retire. For more information, see the discussion under “Taxes” below.

Also, under the terms of the contract, you can’t begin a one-life annuity after you reach age 90, nor may you begin a two-life annuity after either you or your annuity partner reach age 90.

Your income payments may be paid out through a variety of income options. You can pick a different income option for different portions of your accumulation, but once you have started payments you usually can’t change your income option or annuity partner for that payment stream.

Usually income payments are monthly. You can choose quarterly, semiannual, and annual payments as well. TIAA has the right to not make payments at any interval that would cause the initial payment to be less than $100. We will send your payments by mail to your home address or, on your request, by mail or electronic funds transfer to your bank.

For one-life annuities, two-life annuities, annuities for a fixed period, and Income Test Drive, your initial income payments are based on your accumulation on the last valuation day before the annuity starting date. Your payments change after the initial payment based on the investment account’s investment experience and the income change method you choose.

There are two income change methods for annuity payments: annual and monthly. Under the annual income change method, payments from the separate account change each May 1, based on the net investment results during the prior year (from the day following the last valuation day in March of the prior year through the last valuation day in March of the current year). Under the monthly income change method, payments change every month, based on the net investment results during the previous month. For the formulas used to calculate the amount of annuity payments, see “Annuity Payments.” The total value of your annuity payments may be more or less than your total premiums. TIAA reserves the right to modify or stop offering the annual or monthly income change methods.

Annuity starting date

Ordinarily, annuity payments begin on the date you designate as your annuity starting date, provided we have received all documentation in good order necessary for the income option you’ve picked. If something is missing, we will let you know and will defer your annuity starting date until we receive the missing items and/or information. You may designate any future date for your annuitization request, in accordance with our procedures and as long as it is one on which we process annuitizations. Your first annuity check may be delayed while we process your choice of income options and calculate the amount of your initial payment. Any premiums received within 70 days of the first of the month during which payments begin may be used to provide additional annuity income. Premiums received after

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70 days of the first of the month during which payments begin will remain in your accumulating annuity contract until you give us further instructions. For example, if your payments begin on March 15 and a premium is received on May 5, we will recalculate your payments (March 1 through May 5 totals 65 days) so you will receive additional annuity income. However, if your payments begin on March 15 and a premium is received on June 5 (March 1 through June 5 totals 96 days), then that premium would remain in the accumulation portion of the contract. Ordinarily, your first annuity payment can be made on any business day between the first and twentieth of any month.

Annuity income options

Both the number of annuity units you purchase and the amount of your income payments will depend on which income option(s) you pick. Your employer’s plan, tax law and ERISA may limit which income options you can use to receive income. Tax law may restrict your annuity options, depending on whom you name as second annuitant or beneficiary. Certain designated beneficiaries may need to receive payment of death benefits within ten years of the year of your death in order to satisfy required minimum distribution rules. For more information, see “Taxes.” Ordinarily, you will choose your income options shortly before you want payments to begin, but you can make or change your choice any time before your annuity starting date.

All of the income options provide variable payments, and the amount of income you receive depends in part on the investment experience of the investment accounts selected by you. The current options are:

●

One-Life Annuity with or without Guaranteed Period: Pays income as long as you live. If you opt for a guaranteed period (10, 15 or 20 years) and you die before it’s over, income payments will continue to your beneficiary until the end of the period. If you don’t opt for a guaranteed period, all payments end at your death—so, it’s possible for you to receive only one payment if you die less than a month after payments start. (The 15-year guaranteed period is not available under all contracts.)

●

Annuity for a Fixed Period: Pays income for a set number of years chosen by you. The available number of years for you to choose from varies by contract and this option is not available under all contracts.

●

Two-Life Annuities: Pays income to you as long as you live, then continues at either the same or a reduced level for the life of your annuity partner. There are four types of two-life annuity options, all available with or without a guaranteed period—Full Benefit to Survivor, Two-Thirds Benefit to Survivor, 75% Benefit to Annuity Partner and a Half-Benefit to Annuity Partner. Under the Two-Thirds Benefit to Survivor option, payments to you will be reduced upon the death of your annuity partner.

●	Minimum Distribution Option (“MDO”): Generally available only if you must begin annuity payments under the IRC minimum distribution requirements. Some

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employer plans allow you to elect this option earlier—contact TIAA for more information. The option, if elected, automatically pays an amount designed to fulfill the distribution requirements under federal tax law. The option is not available under all contracts. You must apply your entire accumulation under a contract if you want to use the MDO. It is possible that income under the MDO will cease during your lifetime. Prior to age 90, and subject to applicable plan and legal restrictions, you can apply any remaining part of an accumulation applied to the MDO to any other income option for which you’re eligible. Using the MDO will not affect your right to take a cash withdrawal of any accumulation not yet distributed (to the extent that a cash withdrawal was available to you under your contract and under the terms of your employer’s plan). This automatic payout option is not available under all contracts. Instead, for some contracts, required minimum distributions will be paid directly from those contracts pursuant to the terms of your employer’s plan.

For any of the income options described above, current federal tax law says that your guaranteed period can’t exceed the joint life expectancy of you and your beneficiary or annuity partner, and other IRC stipulations may make some income options unavailable to you. Other income options may become available in the future, subject to the terms of your retirement plan and relevant federal and state laws. We may stop offering certain income options in the future. For more information about any annuity option, please contact us.

Receiving Lump-Sum Payments (Retirement Transition Benefit): If your employer’s plan allows, you may be able to receive a single sum payment of up to 10% of the value of any part of an accumulation being converted to one-life or two-life annuity on the annuity starting date. Of course, if your employer’s plan allows cash withdrawals, you can take a larger amount (up to 100%) of your accumulation as a cash payment. The retirement transition benefit will be subject to current federal income tax requirements and possible early distribution penalties. See “Taxes.”

Income Test Drive: Income Test Drive is an optional feature that lets you try variable income payments for a 2-year period without making an irrevocable decision. You retain your accumulation units during the Income Test Drive, and payments made during the Income Test Drive are withdrawals from your accumulation units. Payments are calculated to approximate the amount you would receive under a one-life or two-life annuity for the income option and income change method you select, adjusted to reflect the Income Test Drive. If you decide to Income Test Drive your entire accumulation, any premiums received during the 2-year period will be applied to purchase accumulation units that will be used to increase your variable income payments.

You can change your mind during the Income Test Drive, and future payments will stop when you notify us of your decision prior to expiration of the 2-year period. If you die during the Income Test Drive, payments will stop, and the beneficiary named in your contract will be entitled to the remaining accumulation. At the end of the Income Test Drive, if you have not decided to stop payments, your remaining accumulation applied to the Income Test Drive feature will be converted to annuity

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units payable under the income option you chose when you started this feature. Once the conversion to annuity units takes place, it is irrevocable. If you decide before the end of the Income Test Drive that you want to begin annuity income payments immediately, you may do so subject to certain election procedures. The conversion of accumulation units to annuity units may result in annuity payments that are greater or less than the amount of the last payment during the Income Test Drive.

We may stop providing the Income Test Drive feature at any time. The Income Test Drive feature may not be available under the terms of your employer’s plan. For information about withdrawals from your contract, see “How to transfer and withdraw your money.”

Transfers during the annuity period

After you begin receiving annuity income from a one-life annuity, two-life annuity, or annuity for a fixed period, you can, subject to current tax law and the terms of your contract, transfer all or part of any annuity units (which determine annuity income payable) once each calendar quarter from the separate account into a “comparable annuity” payable from (i) another fund within the separate account (if available), (ii) a CREF account, (iii) the TIAA Real Estate Account, (iv) another TIAA annuity or (v) TIAA’s Traditional Annuity. You can also transfer annuity units from the CREF accounts or the TIAA Real Estate Account or another TIAA annuity into a comparable annuity payable from the separate account in accordance with the terms of your annuity contract. Comparable annuities are those which are payable under the same income option, and have the same first and second annuitant, and remaining guaranteed period.

We will process and credit your transfer on the business day we receive your request in good order. You can also choose to have a transfer take effect at the close of any future business day. Transfers under the annual income payment method will affect your annuity payments beginning on the May 1 following the March 31 which is on or after the effective date of the transfer. Transfers under the monthly income payment method and all transfers into the TIAA Traditional Annuity will affect your annuity payments beginning with the first payment due after the monthly payment valuation day that is on or after the transfer date. You can switch between the annual and monthly income change methods, and the switch will go into effect on the last valuation day in March. Although the payout streams are actuarially equivalent and there is no charge for engaging in such a transfer, it is possible that the new options may apply different mortality or interest assumptions, and could therefore result in variation between the initial payments from the new option and the payments that were being made out of the original option.

Annuity payments

You are the annuitant under the contract. This means if you choose a lifetime income option, annuity payments will continue for as long as you live. The amount of annuity payments we pay you or your beneficiary will depend upon the number

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and value of the annuity units payable. The number of annuity units is first determined on the day before the annuity starting date. The amount of the annuity payments will change according to the income change method chosen.

Under the annual income change method, the value of an annuity unit for payments is redetermined on March 31 of each year (or, if March 31 is not a valuation day, the immediately preceding valuation day). This date is called the “annual payment valuation day.” Annuity payments change beginning May 1. The change reflects the net investment experience of the separate account. The net investment experience for the twelve months following the annual payment valuation day will be reflected in the annuity unit value determined on the next year’s annual payment valuation day.

Under the monthly income change method, the value of an annuity unit for payments is determined on the payment valuation day, which is the 20th day of the month preceding the payment due date or, if the 20th is not a business day, the preceding business day. The monthly changes in the value of an annuity unit reflect the net investment experience of the separate account. The formulas for calculating the number and value of annuity units payable are described below.

TIAA reserves the right to modify or stop offering the annual or monthly income change methods.

Calculating the Number of Annuity Units Payable: When a participant or a beneficiary converts all or a portion of his or her accumulation into a one-life annuity, two-life annuity, or annuity for a fixed period, the number of annuity units payable from the separate account under an income change method is determined by dividing the value of the account accumulation to be applied to provide the annuity payments by the product of the annuity unit value for that income change method and an annuity factor. The annuity factor as of the annuity starting date is the value of an annuity in the amount of $1.00 per month beginning on the first day such annuity units are payable, and continuing for as long as such annuity units are payable.

The annuity factor will reflect interest assumed at the effective annual rate of 4%, and the mortality assumptions for the person(s) on whose life (lives) the annuity payments will be based. Mortality assumptions will be based on the then-current settlement mortality schedules for this separate account. Contract owners bear no mortality risk under their contracts—actual mortality experience will not reduce annuity payments after they have started. TIAA may change the mortality assumptions used to determine the number of annuity units payable for any future accumulations converted to provide annuity payments.

The number of annuity units payable under an income change method under your contract will be reduced by the number of annuity units you transfer out of that income change method under your contract. The number of annuity units payable will be increased by any internal transfers you make into that income change method under your contract.

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Value of Annuity Units: The investment account’s annuity unit value is calculated separately for each income change method for each valuation day. We assume an investment return of 4%. The annuity unit value for each income change method is determined by updating the annuity unit value from the previous valuation day to reflect the net investment performance of the account for the current valuation period relative to the 4% assumed investment return. In general, your payments will increase if the performance of the account is greater than 4% and decrease if the performance is less than 4%. The value is further adjusted to take into account any changes expected to occur in the future at revaluation either once a year or once a month, assuming the account will earn the 4% assumed investment return in the future.

The initial value of the annuity unit for a new annuitant is the value determined as of the valuation day before annuity payments start.

For participants under the annual income change method, the value of the annuity unit for payment remains level until the following May 1. For those who have already begun receiving annuity income as of March 31, the value of the annuity unit for payments due on and after the next succeeding May 1 is equal to the annuity unit value determined as of the last valuation day in March.

For participants under the monthly income change method, the value of the annuity unit for payments changes on the payment valuation day of each month for the payment due on the first of the following month.

TIAA reserves the right, subject to approval by the Board of Trustees, to modify the manner in which the number and/or value of annuity units is calculated in the future without notice.

Death benefits

Choosing beneficiaries

Subject to the terms of your employer’s plan, death benefits under TIAA contracts are payable to the beneficiaries you name. When you purchase your annuity contract, you name one or more beneficiaries to receive the death benefit if you die. You can generally change your beneficiaries any time before you die, and, unless you instruct otherwise, your annuity partner can do the same after your death. Changing beneficiaries may impact your annuity options, even for annuities that have already begun to make payments. Changes in tax laws may require certain designated beneficiaries to receive payment of death benefits within ten years of the year of your death in order to satisfy required minimum distribution rules. For more information, see “Taxes.”

Your spouse’s rights

Your choice of beneficiary for death benefits may, in some cases, be subject to the consent of your spouse. Similarly, if you are married at the time of your death, federal law may require a portion of the death benefit be paid to your spouse even if you have named someone else as beneficiary. If you die without having named any

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beneficiary, any portion of your death benefit not payable to your spouse will go to your estate.

Amount of death benefit

If you die during the accumulation period, the death benefit is the amount of your accumulation. If you and your annuity partner die during the annuity period while payments are still due under a fixed-period annuity or for the remainder of a guaranteed period, the death benefit is the present value, based on an effective annual interest rate of 4%, of the unit annuity payments due for the remainder of the period.

Payment of death benefit

To authorize payment and pay a death benefit, we must have received all necessary forms and documentation (in good order), including proof of death and the selection of the method of payment.

Every state has some form of unclaimed property laws that impose varying legal and practical obligations on insurers and, indirectly, on contract owners, insureds, beneficiaries and other payees of proceeds. Unclaimed property laws generally provide for escheatment to the state of unclaimed proceeds under various circumstances.

Contract owners are urged to keep their own, as well as their insureds’, beneficiaries’ and other payees’, information up to date, including full names, postal and electronic media addresses, telephone numbers, dates of birth, and Social Security numbers. Such updates should be communicated in writing to TIAA at P.O. Box 1259, Charlotte, NC 28201, by calling our Automated Telephone Service (24 hours a day) at 800-842-2252 or via tiaa.org.

Methods of payment of death benefits

Generally, you can choose for your beneficiary the method we will use to pay the death benefit, but few participants do this. If you choose a payment method, you can also prevent your beneficiaries from changing it. Most people leave the choice to their beneficiaries. We can prevent any choice if its initial payment is less than $25. If your beneficiary does not specifically instruct us to start paying death benefits within a year of your death, we may start making payments to them over five years using the fixed-period annuity method of payment. Changes in tax laws may require certain designated beneficiaries to receive payment of death benefits within ten years of your death in order to satisfy required minimum distribution rules. Your choice of beneficiary may limit your options with regard to payment of the death benefit. For more information, see “Taxes.”

Payments during accumulation period

Currently, the available methods of payment for death benefits from funds in the accumulation period are:

●	Single-Sum Payment, in which the entire death benefit is paid to your beneficiary at once;

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●	One-Life Annuity With or Without Guaranteed Period, in which the death benefit is paid for the life of the beneficiary or through the guaranteed period;

●	Annuity for a Fixed Period (only available for certain contracts), in which the death benefit is paid for a fixed number of years (subject to the terms of the contract); and

●

Minimum Distribution Payments, in which the beneficiary can elect to have payments made automatically in the amounts necessary to satisfy the Internal Revenue Code’s minimum distribution requirements. It is possible under this method that your beneficiary will not receive income for life.

Death benefits are usually paid monthly (unless you chose a single-sum method of payment), but your beneficiary can switch them to quarterly, semiannual or annual payments. Note that for Retirement Choice and Retirement Choice Plus contracts, beneficiaries may only receive either a single-sum payment or a one-life annuity (with or without a guaranteed period).

Payments during annuity period

If you and your annuity partner die during the annuity period, your beneficiary can choose to receive any remaining guaranteed periodic payments due under your contract (although required minimum distribution rules may require payment within ten years to avoid an excise tax). Alternatively, your beneficiary can choose to receive the commuted value of those payments in a single sum unless you have indicated otherwise. The amount of the commuted value will be different from the total of the periodic payments that would otherwise be paid.

Ordinarily, death benefits are subject to federal tax. If taken as a lump sum, death benefits would be taxed like complete withdrawals. If taken as annuity benefits, the death benefit would be taxed like annuity payments. For more information, see the discussion under “Taxes” below.

Employer plan fee withdrawals

Your employer may, in accordance with the terms of your plan, withdraw amounts from your accumulations under your Retirement Choice or Retirement Choice Plus contract, and, if your certificate so provides, under your GRA or GSRA, or GA contract, to pay fees associated with the administration of the plan. TIAA processes such fee withdrawals in accordance with the terms of the recordkeeping service agreement between TIAA and the plan sponsor. An employer plan fee withdrawal cannot be revoked after its effective date under the plan and will reduce the accumulation from which it is paid by the amount withdrawn.

Spouse’s rights to benefits

If you are married, and all or part of your accumulation is attributable to contributions made under:

A)	an employer plan subject to ERISA; or

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B)

an employer plan that provides for spousal rights to benefits, then, only to the extent required by the IRC or ERISA or the terms of your employer plan, will your rights to choose certain benefits be restricted by the rights of your spouse to benefits as follows:

●	Spouse’s survivor retirement benefit. If you are married on your annuity starting date, your income benefit must be paid under a two-life annuity with your spouse as second annuitant.

●

Spouse’s survivor death benefit. If you die before your annuity starting date and your spouse survives you, the payment of the death benefit to your named beneficiary may be subject to your spouse’s right to receive a death benefit. Under an employer plan subject to ERISA, your spouse has the right to a death benefit of at least 50% of any part of your accumulation attributable to contributions made under such a plan. Under an employer plan not subject to ERISA, your spouse may have the right to a death benefit in the amount stipulated in the plan.

Your spouse may consent to a waiver of his or her rights to these benefits.

Waiver of spouse’s rights

If you are married, and all or part of your accumulation is attributable to contributions made under:

A)	an employer plan subject to ERISA; or

B)

an employer plan that provides for spousal rights to benefits, then, only to the extent required by the IRC or ERISA or the terms of your employer plan, your spouse must consent to a waiver of his or her rights to survivor benefits before you can choose:

●	an income option other than a two-life annuity with your spouse as second annuitant; or

●	beneficiaries who are not your spouse for more than the percentage of the death benefit allowed by the employer plan; or

●	a lump-sum benefit.

In order to waive the rights to spousal survivor benefits, we must receive, in a form satisfactory to us, your spouse’s consent, or a satisfactory verification that your spouse cannot be located. A waiver of rights with respect to an income option or a lump-sum benefit must be made in accordance with the IRC and ERISA, or the applicable provisions of your employer plan. A waiver of the survivor death benefit may not be effective if it is made prior to the earlier of the plan year in which you reach age 35 or your severance from employment of your employer.

Verification of your marital status may be required, in a form satisfactory to us, for purposes of establishing your spouse’s rights to benefits or a waiver of these rights. (For more information about the definition of a “spouse,” see “Taxes—Definition of Spouse under Federal Law.”) You may revoke a waiver of your spouse’s rights to benefits at any time during your lifetime and before the annuity starting date. Your spouse may not revoke a consent to a waiver after the consent has been given.

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Charges

Separate account charges

We deduct charges each valuation day from the assets of each investment account for various services required to administer the separate account and the contracts and to cover certain insurance risks borne by us. The contract allows for total separate account charges (i.e., administrative expense and mortality and expense risk charges) of up to 2.00% of net assets of the investment accounts annually. The total separate account charges for payout annuities will not exceed 2.00% of net assets of the investment accounts annually. The current charges applicable to your contract are listed in the Summary at the beginning of this prospectus. While TIAA reserves the right to increase the separate account charges at any time (up to the 2.00% maximum), we will provide at least three months’ notice before any such increase.

Administrative Expense Charge. This daily charge is for administration and operations, such as allocating premiums and administering accumulations.

Mortality and Expense Risk Charge. We impose a daily charge as compensation for bearing certain mortality and expense risks in connection with the contract.

TIAA’s mortality risks come from its obligations to make annuity payments. We assume the risk of making annuity payments regardless of how long the annuitant(s) may live or whether the mortality experience of annuitants as a group is better than expected.

Our expense risk is the possibility that our actual expenses for administering and marketing the contract and for operating the separate account will be higher than the amount recovered through the administrative expense deduction.

If the mortality and expense risk charge allowed under the contract is not enough to cover our costs, we will absorb the deficit. On the other hand, if the charge more than covers costs, we will profit. We will pay a fee from our general account assets, which may include amounts derived from the mortality and expense risk charge, to Services, the principal distributor of the contract.

Other charges and expenses

Fund Expenses. Certain deductions and expenses of the underlying funds are paid out of the assets of the funds. These expenses include charges for investment advice, portfolio accounting, custody, and other services provided for the fund. The investment advisors are entitled to an annual fee based on a percentage of the average daily net assets of each fund. For more information on underlying fund deductions and expenses, please read the funds’ current prospectuses.

No Deductions from Premiums or Surrender Charge. The contract provides for no front-end charges and no surrender charge.

Premium Taxes. Some states assess premium taxes on the qualified annuity contract premiums paid under the contract (e.g. 403(b)). We will deduct the total

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amount of premium taxes, if any, from your accumulation based on current state insurance laws, subject to the provisions of your contract, and our status in the state. Generally, premium taxes range from 0% to 1%, on qualified annuity contract premiums depending on the state.

Taxes

This section offers general information concerning federal taxes. It does not cover every situation. Check with your tax advisor for more information.

This contract may be purchased only in connection with a tax-qualified retirement plan under IRC sections 401(a) and 403(a), and plans under IRC sections 403(b), 414(d), 415(m), 457(b), or 457(f). If the contract were to be purchased other than in connection with such a tax-qualified retirement plan, you would not receive the tax benefits normally associated with annuity contracts and you would be subject to current tax. The tax rules applicable to the contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a contract may be subject to the terms of the retirement plan itself, regardless of the terms of the contract. Adverse tax consequences may result if contributions, distributions, and other transactions with respect to the contract are not made or effected in compliance with the law. The following discussion assumes that the contract is issued in connection with one of the retirement plans listed above.

During the accumulation period, premiums paid in before-tax dollars, employer contributions and earnings attributable to these amounts are not taxed until they’re withdrawn. Annuity payments, single sum withdrawals, systematic withdrawals, and death benefits are usually taxed as ordinary income. Premiums paid in after-tax dollars are not taxable when withdrawn, but earnings attributable to these amounts are taxable unless those amounts are contributed as Roth contributions to a 401(a), 403(b), or governmental 457(b) plan and certain criteria are met before the amounts (and the income on the amounts) are withdrawn. Generally, rollovers between qualified retirement plans and transfers between 403(b) plans are not taxed. Transfers among the investment accounts also are not taxed.

Generally, contributions you can make under an employer’s plan are limited by federal tax law. Employee voluntary salary reduction contributions and Roth after-tax contributions to 403(b) and 401(k) plans are limited to $19,500 per year ($26,000 per year if you are age 50 or older). Certain long-term employees may be able to defer additional amounts in a 403(b) plan. Contact your tax advisor for more information.

The maximum contribution limit to a 457(b) nonqualified deferred compensation plan is the lesser of $19,500 or 100% of “includable compensation” (as defined by law). Special catch-up rules may permit a higher contribution in one or more of the last three years prior to an individual’s normal retirement age under the plan. The $19,500 limit is increased to $26,000 for employees of state and local governments who are age 50 or older.

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Note that the dollar amounts listed above are for 2021; different dollar limits may apply in future years.

Early Distributions: If you receive a distribution from any 401(a), 403(a), or 403(b) retirement plan before you reach age 59 1/2 and you do not roll over or directly transfer such distribution to an IRA or employer plan in accordance with federal tax law, you may have to pay an additional 10% early distribution tax on the taxable amount. In general, however, there is no penalty on distributions (1) made on or after the taxpayer reaches age 59 1/2, (2) made on or after the death of the contract owner, (3) attributable to the taxpayer’s becoming disabled, or (4) made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer. Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Early distributions from 457(b) plans are not subject to a 10% penalty tax unless, in the case of a governmental 457(b) plan, the distribution includes amounts rolled over to the plan from a 401(a), 403(a), or 403(b) plan. Consult your tax advisor for more information.

Minimum Distribution Requirements: The suspension of Required Minimum Distributions (RMD) for defined contribution plans and Traditional IRAs that was in effect during 2020, expired as of January 1, 2021. The RMD changes enacted by the Setting Every Community Up for Retirement Enhancement Act of 2019 (the “SECURE Act”) that were placed on hold in 2020 are now in effect.

In most cases, for individual employees who turn age 70 1/2 after December 31, 2019, payments from qualified contracts must begin by April 1 of the year after the year you reach age 72, or if later, by retirement. Other minimum distribution requirements apply to beneficiaries of deceased participants. Under the terms of certain retirement plans, the plan administrator may direct us to make the minimum distributions required by law even if you do not elect to receive them. In addition, if you do not begin distributions on time, you may be subject to a 50% excise tax on the amount you should have received but did not. You are responsible for requesting distributions that comply with the minimum distribution rules. Please consult your tax advisor for more information.

With respect to plan contract owner deaths after December 31, 2019, most non-spouse beneficiaries, as well as deaths of beneficiaries of beneficiaries dying after 2019, will no longer be able to satisfy the minimum distribution requirements by “stretching” payouts over life. Instead of payment over their life expectancy, the general rule requires full distribution to an individual non-spouse beneficiary within a 10-year period after the year of the participant’s death. Certain exceptions apply to “eligible designated beneficiaries” which include disabled and chronically ill individuals (or a trust for their benefit), a minor child of the participant until he or she reaches majority; and anyone else who is older than or not more than 10 years younger than the participant. This change applies to distributions to designated beneficiaries of individuals who die on and after January 1, 2020. After the first beneficiary dies, the 10 year distribution period would generally apply to the beneficiary of the first deceased beneficiary. The current law also applies to

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One-Life, Two-Life and Fixed Period annuities beginning payments after December 19, 2019. As of January, 2021, we are still waiting on further guidance from the IRS and Treasury on certain aspects of the new law. You should consult a tax advisor before selecting an income option or designating a beneficiary.

Withholding on Distributions: If we pay an “eligible rollover distribution” directly to you, federal law requires us to withhold 20% from the taxable portion. On the other hand, if we roll over such a distribution directly to an IRA or employer plan, we do not withhold any federal income tax. The 20% withholding also does not apply to certain types of distributions that are not considered eligible rollovers (noneligible rollover distributions), such as lifetime annuity payments, or minimum distribution payments.

For the taxable portion of noneligible rollover distributions, we will withhold federal income taxes unless you tell us not to and you are eligible to avoid withholding. However, if you tell us not to withhold but we do not have your taxpayer identification number on file, we still are required to deduct taxes. These rules also apply to distributions from governmental 457(b) plans. In general, all amounts received under a private 457(b) plan are taxable and are subject to federal income tax withholding as wages.

Annuity Purchases by Nonresident Non-citizens of the U.S. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax advisor regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.

Federal Estate, Gift and Generation-Skipping Transfer Taxes. While no attempt is being made to discuss in detail the federal estate tax implications of the contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary who survives the decedent is included in the decedent’s gross estate. Depending on the terms of the contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Under certain circumstances, the Code may impose a generation-skipping transfer (“GST”) tax when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS. For 2021, the federal estate tax, gift tax, and GST tax exemptions and

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maximum rates are $11,700,000, and 40%, respectively. The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

Hardship Distribution Rules. Current regulations relax several prior year restrictions on taking hardship distributions from defined contribution plans. Exceptions to the early withdrawal penalty rules include distributions made in cases of financial hardship or unforeseeable emergencies. Unlike loans, hardship withdrawals permanently reduce your account balance and are not repaid to the plan with interest. Current regulations eliminate the 6-month prohibition on contributions following a hardship distribution, and eliminate the requirement that contract owners take available plan loans before requesting hardship distributions. In addition, hardship withdrawals of earnings on 401(k) contributions are allowed, although earnings on 403(b) contributions remain ineligible for hardship withdrawals.

Qualified Birth or Adoption Distribution. Plan distributions (up to $5,000) from an IRA, 401(a), 403(a), 403(b), or a governmental eligible deferred compensation plan that are used to pay for expenses related to the birth or adoption of a child are penalty-free. The distribution must be made during the one-year period beginning on the date on which a child of the individual is born or on which the legal adoption is finalized. The $5,000 amount applies on an individual basis, so for a married couple, each spouse may receive a penalty-free distribution up to $5,000 for a qualified birth or adoption. Please consult your Plan documents for eligibility.

Definition of Spouse under Federal Law. A person who meets the definition of “spouse” under federal law may avail themselves to certain contractual rights and benefits. Any right of a spouse that is made available to continue the contract and all contract provisions relating to spouses and spousal continuation are available only to a person who meets the definition of “spouse” under federal law. IRS guidance provides that civil unions and domestic partnerships that may be recognized under state law are not marriages unless denominated as such. Consult a qualified tax advisor for more information on this subject.

Enacted Tax Legislation. The COVID-Related Tax Relief Act of 2020, the Taxpayer Certainly and Disaster Tax Relief Act of 2020, and the No Surprises Act, all part of the Consolidated Appropriations Act, 2021 (“CAA”), were all signed into law on December 27, 2020. The CAA contains numerous provisions related to retirement and health plans to provide emergency assistance and health care response for individuals, families and businesses affected by the coronavirus pandemic continuing into 2021.

The CAA includes relief under defined contribution plans (e.g., 401(a), 401(k), 403(b) and governmental 457(b) plans) with respect to plan loans and withdrawals for certain non-coronavirus related natural disasters. Retirement plan relief may apply when there is a presidentially declared “qualified disaster area” between January 1, 2020 and February 25, 2021. However, the term “qualified disaster

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area” does not include any area with respect to which such a major disaster has been so declared only by reason of COVID-19. Therefore the CAA’s retirement plan relief related to qualified disaster areas does not apply to COVID-19 only disaster areas. To take advantage of the disaster relief provided under the CAA, an individual must maintain a principal residence within the disaster area and must have sustained an economic loss due to the disaster. The disaster relief provided under the CAA applies to plans or annuity contracts that permit the disaster-related relief and consists of the following:

●

Qualified Disaster-Related Distributions. Qualified individuals may take a qualified disaster distribution from an eligible retirement plan account that does not exceed $100,000 (less amounts previously taken for the same qualified disaster from plans maintained in the same controlled group) without incurring an early-distribution tax. If taken, an individual may repay the distribution to a qualified retirement plan or Individual Retirement Account (IRA) within the three-year period beginning as of the date following the distribution date. Any amount repaid in this period is treated as a tax-free rollover. If the distribution is not repaid, the individual must pay tax on the distribution but may spread the taxable income over a period of three years.

●

Recontribution of Hardship Withdrawals for Home Purchases. Qualified individuals who requested a hardship withdrawal for the purpose of purchasing or constructing a primary residence in a qualified disaster area, and who were unable to use such hardship withdrawal due to such disaster, may recontribute the withdrawal under the CAA if made within a specified period of time.

●

Qualified Disaster-Related Loan Relief. For qualified disaster loans made to qualified individuals, the limit on the amount of a qualified disaster loan may be increased to the lesser of (1) 100% (up from 50%) of the qualified individual’s plan account balance or (2) $100,000 (up from $50,000). In addition, loan repayments scheduled during the disaster period and up to 180 days following the end of the disaster period may be delayed for one year (or until June 24, 2021, if later).

Please consult with your tax advisor regarding the 2021 due dates for your tax filings and the last date for making a 2020 IRA contribution.

Possible tax law changes. There is always the possibility that the tax treatment of your contract could change by legislation or otherwise. However, the timing and nature of legislative changes is uncertain. Consult a tax advisor with respect to legislative developments and their effect on the contract. We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.

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Special Rules for Withdrawals to Pay Advisory Fees: If you have arranged for us to pay advisory fees to your financial advisor from your accumulations, those partial withdrawals generally will not be treated as taxable distributions as long as:

●	the payment is for expenses that are ordinary and necessary;

●	the payment is made from a Section 401(a), 403(a), or 403(b) retirement plan;

●	your financial advisor’s payment is only made from the accumulations in your retirement plan, and not directly by you or anyone else, under the agreement with your financial advisor; and

●	once advisory fees begin to be paid from your retirement plan, you continue to pay those fees solely from your plan and not from any other source.

Such payments can only be made if permitted under your employer’s retirement plan.

Additional information

Financial Condition of TIAA: Many financial services companies, including insurance companies, have been facing challenges in the persistent low interest rate environment of the past decade. We are providing important information to help you understand how our contracts work and how our ability to meet our obligations affects your contract.

Assets in the Separate Account. You assume all of the investment risk for accumulations allocated to the investment accounts. Your accumulation in the investment accounts is part of the assets of the separate account. These assets are segregated and insulated from our general account, and may not be charged with liabilities arising from any other business that we may conduct. This means that your accumulated value allocated to the separate account should generally not be adversely affected by the financial condition of our general account. See “The Separate Account.”

Assets in the General Account. We issue insurance policies and financial products other than TIAA Access, and some of these products are supported by the assets in our general account (e.g., TIAA Traditional). These general account products are subject to our claims-paying ability.

Our Financial Condition. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet the contractual obligations of our general account. In order to meet our claims-paying obligations, we monitor our reserves so that we hold amounts required under state law to cover actual or expected contract and claims payments. However, it is important to note that there is no guarantee that we will always be able to meet our claims-paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s

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operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our general account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in market value of these investments.

Information from TIAA. TIAA provides recordkeeping and other plan-related services for many retirement plans and their participants investing in the separate account. A retirement plan sponsor typically agrees with TIAA on the services to be provided and a total price for providing these services to its plan and its participants. TIAA plan pricing arrangements can affect the overall costs of retirement plan investments for plan sponsors and participants. TIAA plan pricing arrangements are not reflected in the separate account charges described in this prospectus.

Special Risks Related to Cyber Security and Certain Business Continuity Risks. With the increased use of technologies such as the Internet to conduct business, we, any third party administrator, the underlying funds, intermediaries and other affiliated or third party service providers are susceptible to cyber security risks. In general, cyber security attacks can result from infection by computer viruses or other malicious software or from deliberate actions or unintentional events, including gaining unauthorized access through “hacking” or other means to digital systems, networks, or devices that are used to service our operations in order to misappropriate assets or sensitive information, corrupt data, or cause operational disruption. Cyber security attacks can also be carried out in a manner that does not require gaining unauthorized access, including by carrying out a “denial-of-service” attack on our or our service providers’ websites. In addition, authorized persons could inadvertently or intentionally release and possibly destroy confidential or proprietary information stored on our systems or the systems of our service providers.

Cyber security failures by us or any of our service providers, the underlying funds, or the issuers of securities in which the underlying funds invest, may result in disruptions to and impact business operations, and may adversely affect us and the value of your accumulation units. Such disruptions or impacts may result in: financial losses, interference with our processing of contract transactions, including the processing of orders from our website or with the underlying funds; interference with our ability to calculate unit values; barriers to trading and order processing; your inability to transact business with us; violations of applicable federal and state privacy or other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. We may incur additional, incremental costs to prevent and mitigate the risks of cyber security attacks or incidents in the future. We and participants could be negatively impacted by such cyber-attacks or incidents. Although we have established business continuity plans and risk-based processes and controls to address such cyber security risks, there are inherent limitations in such plans and systems in part due to the evolving nature of technology and cyber security attack tactics. As a result, it is possible that we or our service providers or the underlying funds will not

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be able to adequately identify or prepare for all cyber security attacks. In addition, we cannot directly control the cyber security plans or systems implemented by our service providers or the underlying funds.

We are exposed to risks related to natural and man-made disasters, such as storms, fires, earthquakes, public health crises and terrorist acts, which could adversely affect our ability to administer the contract. In the event that a natural or man-made disaster occurs, a significant number of our workforce or certain key personnel may be unable to fulfill their duties. In addition, system outages could impair our ability to operate effectively and impair our ability to process contract transactions or to calculate contract values. We outsource certain critical business functions to third parties and, in the event of a natural or man-made disaster, rely upon the successful implementation and execution of the business continuity planning of such entities. While we monitor the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond our control. If one or more of the third parties to whom we outsource such critical business functions experience operational failures, our ability to administer the contract could be impaired.

The COVID-19 pandemic has resulted in operational disruptions, as well as market volatility and general economic uncertainty. To address operational disruptions in connection with the COVID-19 pandemic, we have implemented business continuity plans so we can continue to provide services to our customers, even as many of our employees and the employees of our service providers continue to work remotely. While these efforts have been successful to date, we continue to be subject to risks that could negatively impact our operations, including system failure, mail delivery delays, unavailability of critical personnel due to illness or other reasons related to the pandemic, and disruptions to service providers.

How to Obtain More Information. We encourage both existing and prospective contract owners to read and understand our financial statements. Our financial statements, as well as the financial statements of the separate account, are located in the SAI. For a free copy of the SAI, simply call or write us at the phone number or address referenced earlier in this prospectus. In addition, the SAI is available on the SEC’s website at www.sec.gov.

Customer Complaints: Customer complaints may be directed to TIAA Customer Care, P.O. Box 1259, Charlotte, NC 28201, telephone 800-842-2252.

Choices and Changes: You may have to make certain choices or changes (e.g., changing your income option, making a cash withdrawal) by written notice in good order satisfactory to us and received at our home office or at some other location that we have specifically designated for that purpose. When we receive a notice of a change in beneficiary or other person named to receive payments, we will execute the change as of the date it was signed, even if the signer has died in the meantime. We execute all other changes as of the date received in good order.

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Telephone and Internet Transactions: You can use our Automated Telephone Service (“ATS”) or the TIAA website’s account access feature at www.tiaa.org to check your account balances, transfer between accounts or to TIAA, and allocate future contributions among the accounts and funds offered under your employer’s plan available to you through TIAA. You will be asked to enter your Personal Identification Number (“PIN”) and Social Security number for both systems. (You can establish a PIN by calling us.) Both the ATS and the TIAA website’s account access feature will lead you through the transaction process and TIAA will use reasonable procedures to confirm that instructions given online or by phone are genuine. If we use such procedures, we are not responsible for incorrect or fraudulent transactions. All transactions made over the ATS, Internet or by phone are electronically recorded.

To use the ATS, you need a touch-tone telephone. The toll-free number for the ATS is 800-842-2252. To use the Internet, go to the account access feature of the TIAA website at tiaa.org.

We can suspend or terminate your ability to transact by Internet or telephone at any time, for any reason.

Electronic Prospectuses: If you received this prospectus electronically and would like a paper copy, please call 877-518-9161 and we will send it to you.

Assigning Your Contract: Generally, neither you nor your beneficiaries can assign ownership of the contract to someone else.

Errors or Omissions: We reserve the right to correct any errors or omissions on any form, report, or statement that we send you.

Texas Optional Retirement Program Participants: If you are in the Texas Optional Retirement Program, you (or your beneficiary) can redeem some or all of your accumulation only if you retire, die, or leave your job in the state’s public institutions of higher education.

Householding: To lower expenses and eliminate duplicate documents sent to your home, we may mail only one copy of the TIAA prospectus and other required documents to your household, even if more than one participant lives there. If you prefer to continue to receive your own copy of any document, write or call us at 800-842-2252.

Distribution: We offer the contracts to the public on a continuous basis. We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering. The principal underwriter and distributor of the contracts is TIAA-CREF Individual & Institutional Services, LLC, a subsidiary of TIAA. Services is registered with the SEC as a broker-dealer and is a member of the Financial Industry Regulatory Authority (“FINRA”). Its address is 730 Third Avenue, New York, NY 10017. No commissions are paid to dealers as a percentage of purchase payments. Underwriting commissions are not paid to Services for distribution of the contracts. We pay Services a fee from our general account assets for sales of the contracts. We paid approximately $6,359,820.11, $5,960,445.60, and $5,622,775.11 in fees to Services for fiscal years 2020, 2019 and 2018

TIAA Access ∎ Prospectus	69

respectively, for distribution of the contracts. We intend to recoup any payments made to Services through fees and charges imposed under the contract.

Legal Proceedings: Neither the separate account, TIAA nor Services is involved in any legal action that we consider likely to have a material adverse effect on the separate account, the ability of TIAA to meet its obligations under the contracts, or the ability of Services to perform its contract with the separate account.

Statements and reports

You will receive a confirmation statement each time you make a transfer to, a transfer out, or a cash withdrawal from the separate account or among the investment accounts. The statement will show the date and amount of each transaction. However, if you are using an automatic investment plan, you will receive a statement confirming those transactions following the end of each calendar quarter.

If you have any accumulations in the separate account, you will be sent a statement each quarter which sets forth the following:

(1)	premiums paid during the quarter;

(2)	the number and dollar value of accumulation units in the investment accounts credited to you during the quarter and in total;

(3)	cash withdrawals, if any, from the investment accounts during the quarter; and

(4)	any transfers during the quarter.

You will also receive, at least semi-annually, reports (or notices regarding the availability of reports) containing the financial statements of the funds and a schedule of investments held by the funds.

70	Prospectus ∎ TIAA Access

Table of contents for the

Statement of Additional Information

Variable Annuity Payments	B-2

General Matters	B-2

State Regulation	B-3

Legal Matters	B-3

Experts	B-3

Additional Information	B-3

Management Related Service Contracts	B-3

Financial Statements	B-3

TIAA Access ∎ Prospectus	71

Appendix A: Separate account condensed financial information

Presented below is condensed financial information for the separate account for the periods indicated. The table shows per accumulation unit data for the investment accounts of the separate account offered in this prospectus. The data should be read in conjunction with the financial statements and other financial information included in the SAI. The SAI is available without charge upon request.

72	Prospectus ∎ TIAA Access

Separate account condensed financial information

TIAA Access

For the period ended December 31,

Period		Accumulation units outstanding, end of period (000)		Accumulation unit value, beginning of period	Accumulation unit value, end of period

TIAA-CREF Bond Index Fund Sub-Account
2020		234		$32.01	$34.30
2019		169		$29.62	$32.01
2018		88		$29.72	$29.62
2017		14		$28.82	$29.72
2016		4		$28.23	$28.82
2015		2		$28.17	$28.23
2014		2		$26.68	$28.17
2013		0		$27.40	$26.68
2012		0		$26.40	$27.40
2011	(b)	0		$25.00	$26.40

TIAA-CREF Core Bond Fund Sub-Account
2020		23		$42.98	$46.22
2019		21		$39.42	$42.98
2018		19		$39.68	$39.42
2017		10		$38.10	$39.68
2016		8		$36.67	$38.10
2015		9		$36.51	$36.67
2014		7		$34.60	$36.51
2013		6		$35.08	$34.60
2012		6		$32.78	$35.08
2011		0	^	$30.80	$32.78

TIAA-CREF Core Plus Bond Fund Sub-Account
2020		201		$43.26	$46.57
2019		208		$39.64	$43.26
2018		182		$39.86	$39.64
2017		92		$38.14	$39.86
2016		90		$36.55	$38.14
2015		66		$36.43	$36.55
2014		76		$34.53	$36.43
2013		52		$34.87	$34.53
2012		28		$32.25	$34.87
2011		15		$30.27	$32.25

TIAA Access ∎ Prospectus	73

Separate account condensed financial information

TIAA Access

For the period ended December 31,

Period		Accumulation units outstanding, end of period (000)		Accumulation unit value, beginning of period	Accumulation unit value, end of period

TIAA-CREF Emerging Markets Equity Fund Sub-Account
2020		10		$28.89	$34.05
2019		4		$22.53	$28.89
2018		3		$27.59	$22.53
2017		2		$19.03	$27.59
2016		0	^	$18.01	$19.03
2015		0	^	$20.73	$18.01
2014		0	^	$22.54	$20.73
2013		0		$22.69	$22.54
2012		0		$18.89	$22.69
2011	(b)	0		$25.00	$18.89

TIAA-CREF Emerging Markets Equity Index Fund Sub-Account
2020		0	^	$27.44	$32.19
2019		0	^	$23.21	$27.44
2018		0	^	$27.25	$23.21
2017		0	^	$19.89	$27.25
2016		0	^	$17.96	$19.89
2015		0	^	$21.15	$17.96
2014		0	^	$21.92	$21.15
2013		0		$22.71	$21.92
2012		0		$19.21	$22.71
2011	(b)	0		$25.00	$19.21

TIAA-CREF Equity Index Fund Sub-Account
2020		116		$70.09	$84.43
2019		126		$53.72	$70.09
2018		130		$56.85	$53.72
2017		162		$47.09	$56.85
2016		67		$41.89	$47.09
2015		42		$41.82	$41.89
2014		36		$37.28	$41.82
2013		33		$28.01	$37.28
2012		21		$24.15	$28.01
2011		13		$23.99	$24.15

74	Prospectus ∎ TIAA Access

(continued)

For the period ended December 31,

Period	Accumulation units outstanding, end of period (000)		Accumulation unit value, beginning of period	Accumulation unit value, end of period

TIAA-CREF Growth & Income Fund Sub-Account
2020	79		$79.75	$95.84
2019	100		$61.43	$79.75
2018	103		$66.33	$61.43
2017	83		$53.67	$66.33
2016	104		$49.56	$53.67
2015	111		$48.04	$49.56
2014	123		$43.31	$48.04
2013	94		$32.33	$43.31
2012	75		$27.86	$32.33
2011	43		$27.13	$27.86

TIAA-CREF High-Yield Fund Sub-Account
2020	115		$57.22	$58.32
2019	116		$49.38	$57.22
2018	103		$50.89	$49.38
2017	91		$48.30	$50.89
2016	69		$41.59	$48.30
2015	40		$43.33	$41.59
2014	56		$42.40	$43.33
2013	45		$40.06	$42.40
2012	29		$35.12	$40.06
2011	22		$33.18	$35.12

TIAA-CREF Inflation-Linked Bond Fund Sub-Account
2020	7		$38.29	$41.26
2019	4		$36.03	$38.29
2018	3		$36.31	$36.03
2017	2		$35.80	$36.31
2016	2		$34.64	$35.80
2015	2		$35.32	$34.64
2014	1		$34.25	$35.32
2013	0	^	$37.64	$34.25
2012	0	^	$35.45	$37.64
2011	0	^	$31.37	$35.45

TIAA Access ∎ Prospectus	75

Separate account condensed financial information

TIAA Access

For the period ended December 31,

Period	Accumulation units outstanding, end of period (000)		Accumulation unit value, beginning of period	Accumulation unit value, end of period

TIAA-CREF International Equity Fund Sub-Account
2020	542		$31.78	$36.70
2019	534		$25.88	$31.78
2018	483		$33.90	$25.88
2017	405		$25.58	$33.90
2016	334		$25.55	$25.58
2015	315		$25.93	$25.55
2014	289		$28.27	$25.93
2013	235		$22.86	$28.27
2012	188		$17.46	$22.86
2011	113		$22.91	$17.46

TIAA-CREF International Equity Index Fund Sub-Account
2020	891		$34.21	$36.89
2019	855		$28.18	$34.21
2018	636		$32.58	$28.18
2017	506		$26.07	$32.58
2016	355		$25.83	$26.07
2015	279		$26.04	$25.83
2014	226		$27.64	$26.04
2013	208		$22.73	$27.64
2012	155		$19.15	$22.73
2011	118		$21.84	$19.15

TIAA-CREF Large-Cap Growth Fund Sub-Account
2020	40		$91.23	$131.19
2019	38		$70.00	$91.23
2018	33		$70.18	$70.00
2017	12		$52.33	$70.18
2016	13		$52.94	$52.33
2015	7		$48.62	$52.94
2014	6		$43.85	$48.62
2013	2		$31.46	$43.85
2012	3		$26.98	$31.46
2011	0	^	$26.63	$26.98

76	Prospectus ∎ TIAA Access

(continued)

For the period ended December 31,

Period	Accumulation units outstanding, end of period (000)	Accumulation unit value, beginning of period	Accumulation unit value, end of period

TIAA-CREF Large-Cap Growth Index Fund Sub-Account
2020	92	$90.40	$124.77
2019	81	$66.54	$90.40
2018	61	$67.79	$66.54
2017	65	$52.28	$67.79
2016	54	$48.98	$52.28
2015	35	$46.52	$48.98
2014	34	$41.29	$46.52
2013	31	$31.06	$41.29
2012	19	$27.04	$31.06
2011	16	$26.44	$27.04

TIAA-CREF Large-Cap Value Fund Sub-Account
2020	398	$51.25	$52.93
2019	427	$39.91	$51.25
2018	443	$46.60	$39.91
2017	432	$41.54	$46.60
2016	381	$35.13	$41.54
2015	359	$36.97	$35.13
2014	349	$33.97	$36.97
2013	294	$25.34	$33.97
2012	199	$21.24	$25.34
2011	119	$22.59	$21.24

TIAA-CREF Large-Cap Value Index Fund Sub-Account
2020	178	$54.23	$55.64
2019	185	$43.04	$54.23
2018	150	$47.08	$43.04
2017	130	$41.56	$47.08
2016	128	$35.56	$41.56
2015	79	$37.08	$35.56
2014	68	$32.80	$37.08
2013	42	$24.86	$32.80
2012	18	$21.25	$24.86
2011	11	$21.25	$21.25

TIAA Access ∎ Prospectus	77

Separate account condensed financial information

TIAA Access

For the period ended December 31,

Period	Accumulation units outstanding, end of period (000)	Accumulation unit value, beginning of period	Accumulation unit value, end of period

TIAA-CREF Lifecycle Retirement Income Fund Sub-Account
2020	55	$45.39	$50.28
2019	37	$39.48	$45.39
2018	41	$41.18	$39.48
2017	48	$36.85	$41.18
2016	33	$34.85	$36.85
2015	17	$34.87	$34.85
2014	16	$33.46	$34.87
2013	16	$30.55	$33.46
2012	15	$27.48	$30.55
2011	12	$26.82	$27.48

TIAA-CREF Lifecycle 2010 Fund Sub-Account
2020	245	$47.75	$52.96
2019	265	$41.49	$47.75
2018	268	$43.31	$41.49
2017	226	$38.53	$43.31
2016	236	$36.39	$38.53
2015	243	$36.36	$36.39
2014	258	$34.86	$36.36
2013	262	$31.22	$34.86
2012	270	$27.80	$31.22
2011	306	$27.42	$27.80

TIAA-CREF Lifecycle 2015 Fund Sub-Account
2020	237	$48.34	$53.88
2019	266	$41.61	$48.34
2018	253	$43.67	$41.61
2017	209	$38.47	$43.67
2016	221	$36.26	$38.47
2015	223	$36.22	$36.26
2014	205	$34.67	$36.22
2013	176	$30.52	$34.67
2012	133	$26.97	$30.52
2011	90	$26.86	$26.97

78	Prospectus ∎ TIAA Access

(continued)

For the period ended December 31,

Period	Accumulation units outstanding, end of period (000)	Accumulation unit value, beginning of period	Accumulation unit value, end of period

TIAA-CREF Lifecycle 2020 Fund Sub-Account
2020	541	$49.05	$54.95
2019	554	$41.77	$49.05
2018	517	$44.18	$41.77
2017	421	$38.34	$44.18
2016	376	$36.06	$38.34
2015	331	$36.01	$36.06
2014	315	$34.45	$36.01
2013	246	$29.66	$34.45
2012	174	$25.95	$29.66
2011	96	$26.10	$25.95

TIAA-CREF Lifecycle 2025 Fund Sub-Account
2020	875	$50.02	$56.57
2019	810	$42.00	$50.02
2018	619	$44.84	$42.00
2017	479	$38.31	$44.84
2016	387	$35.91	$38.31
2015	331	$35.89	$35.91
2014	261	$34.33	$35.89
2013	171	$28.85	$34.33
2012	133	$25.03	$28.85
2011	80	$25.44	$25.03

TIAA-CREF Lifecycle 2030 Fund Sub-Account
2020	733	$50.72	$57.92
2019	682	$41.95	$50.72
2018	549	$45.29	$41.95
2017	435	$38.10	$45.29
2016	361	$35.60	$38.10
2015	301	$35.58	$35.60
2014	246	$34.08	$35.58
2013	183	$28.00	$34.08
2012	124	$24.10	$28.00
2011	80	$24.75	$24.10

TIAA Access ∎ Prospectus	79

Separate account condensed financial information

TIAA Access

For the period ended December 31,

Period	Accumulation units outstanding, end of period (000)	Accumulation unit value, beginning of period	Accumulation unit value, end of period

TIAA-CREF Lifecycle 2035 Fund Sub-Account
2020	702	$52.28	$60.20
2019	636	$42.62	$52.28
2018	505	$46.49	$42.62
2017	407	$38.50	$46.49
2016	338	$35.91	$38.50
2015	278	$35.94	$35.91
2014	227	$34.44	$35.94
2013	160	$27.68	$34.44
2012	115	$23.67	$27.68
2011	48	$24.57	$23.67

TIAA-CREF Lifecycle 2040 Fund Sub-Account
2020	700	$54.17	$62.89
2019	644	$43.62	$54.17
2018	550	$48.04	$43.62
2017	433	$39.20	$48.04
2016	370	$36.48	$39.20
2015	320	$36.56	$36.48
2014	243	$35.04	$36.56
2013	182	$27.82	$35.04
2012	124	$23.75	$27.82
2011	63	$24.70	$23.75

TIAA-CREF Lifecycle 2045 Fund Sub-Account
2020	564	$52.68	$61.62
2019	517	$41.98	$52.68
2018	437	$46.58	$41.98
2017	329	$37.79	$46.58
2016	275	$35.07	$37.79
2015	210	$35.14	$35.07
2014	170	$33.69	$35.14
2013	125	$26.76	$33.69
2012	81	$22.83	$26.76
2011	32	$23.77	$22.83

80	Prospectus ∎ TIAA Access

(continued)

For the period ended December 31,

Period		Accumulation units outstanding, end of period (000)		Accumulation unit value, beginning of period	Accumulation unit value, end of period

TIAA-CREF Lifecycle 2050 Fund Sub-Account
2020		497		$52.34	$61.28
2019		453		$41.60	$52.34
2018		378		$46.27	$41.60
2017		287		$37.41	$46.27
2016		240		$34.71	$37.41
2015		174		$34.76	$34.71
2014		124		$33.33	$34.76
2013		78		$26.48	$33.33
2012		45		$22.60	$26.48
2011		17		$23.50	$22.60

TIAA-CREF Lifecycle 2055 Fund Sub-Account
2020		106		$51.70	$60.57
2019		83		$41.04	$51.70
2018		44		$45.67	$41.04
2017		24		$36.87	$45.67
2016		10		$34.16	$36.87
2015		2		$34.21	$34.16
2014		0	^	$32.81	$34.21
2013	(c)	0	^	$28.46	$32.81

TIAA-CREF Lifecycle 2060 Fund Sub-Account
2020		60		$35.88	$42.12
2019		37		$28.40	$35.88
2018		16		$31.68	$28.40
2017		4		$25.54	$31.68
2016	(e)	0	^	$24.75	$25.54

TIAA-CREF Mid-Cap Growth Fund Sub-Account
2020		129		$72.26	$104.70
2019		140		$54.33	$72.26
2018		111		$59.35	$54.33
2017		106		$47.16	$59.35
2016		93		$46.40	$47.16
2015		98		$46.83	$46.40
2014		83		$43.60	$46.83
2013		75		$31.97	$43.60
2012		54		$27.19	$31.97
2011		44		$28.77	$27.19

TIAA Access ∎ Prospectus	81

Separate account condensed financial information

TIAA Access

For the period ended December 31,

Period		Accumulation units outstanding, end of period (000)		Accumulation unit value, beginning of period	Accumulation unit value, end of period

TIAA-CREF Mid-Cap Value Fund Sub-Account
2020		273		$56.54	$54.01
2019		286		$44.63	$56.54
2018		278		$52.15	$44.63
2017		284		$47.07	$52.15
2016		328		$40.21	$47.07
2015		293		$42.61	$40.21
2014		288		$37.87	$42.61
2013		255		$28.66	$37.87
2012		203		$24.65	$28.66
2011		150		$25.27	$24.65

TIAA-CREF Money Market Fund Sub-Account
2020		19		$27.38	$27.42
2019		5		$26.89	$27.38
2018		1		$26.52	$26.89
2017		0	^	$26.40	$26.52
2016		1		$26.40	$26.40
2015		1		$26.48	$26.40
2014		2		$26.55	$26.48
2013		1		$26.63	$26.55
2012		1		$26.70	$26.63
2011		0	^	$26.77	$26.70

TIAA-CREF Quant Small-Cap Equity Fund Sub-Account
2020		181		$59.59	$67.02
2019		197		$48.25	$59.59
2018	(q)	207		$54.98	$48.25
2017		219		$47.95	$54.98
2016		208		$40.08	$47.95
2015		167		$40.15	$40.08
2014		150		$37.66	$40.15
2013		121		$26.98	$37.66
2012		99		$23.73	$26.98
2011		69		$24.77	$23.73

82	Prospectus ∎ TIAA Access

(continued)

For the period ended December 31,

Period	Accumulation units outstanding, end of period (000)	Accumulation unit value, beginning of period	Accumulation unit value, end of period

TIAA-CREF Real Estate Securities Fund Sub-Account
2020	271	$47.34	$47.82
2019	270	$36.22	$47.34
2018	228	$37.85	$36.22
2017	159	$33.81	$37.85
2016	143	$32.49	$33.81
2015	132	$31.15	$32.49
2014	113	$24.38	$31.15
2013	62	$24.05	$24.38
2012	53	$20.17	$24.05
2011	41	$18.92	$20.17

TIAA-CREF S&P 500 Index Fund Sub-Account
2020	355	$70.46	$83.13
2019	305	$53.78	$70.46
2018	228	$56.46	$53.78
2017	139	$46.50	$56.46
2016	135	$41.69	$46.50
2015	134	$41.26	$41.69
2014	77	$36.43	$41.26
2013	64	$27.63	$36.43
2012	35	$23.90	$27.63
2011	25	$23.50	$23.90

TIAA-CREF Short-Term Bond Fund Sub-Account
2020	174	$34.42	$35.54
2019	131	$33.11	$34.42
2018	168	$32.73	$33.11
2017	103	$32.23	$32.73
2016	139	$31.67	$32.23
2015	116	$31.46	$31.67
2014	89	$31.24	$31.46
2013	59	$31.23	$31.24
2012	31	$30.19	$31.23
2011	21	$29.51	$30.19

TIAA Access ∎ Prospectus	83

Separate account condensed financial information

TIAA Access

For the period ended December 31,

Period		Accumulation units outstanding, end of period (000)	Accumulation unit value, beginning of period	Accumulation unit value, end of period

TIAA-CREF Small-Cap Blend Index Fund Sub-Account
2020		336	$60.91	$72.96
2019		301	$48.67	$60.91
2018		218	$54.74	$48.67
2017		140	$47.82	$54.74
2016		121	$39.45	$47.82
2015		120	$41.28	$39.45
2014		100	$39.37	$41.28
2013		85	$28.42	$39.37
2012		54	$24.44	$28.42
2011		37	$25.57	$24.44
TIAA-CREF Social Choice Equity Fund Sub-Account
2020		249	$67.77	$81.31
2019		213	$51.70	$67.77
2018		148	$54.89	$51.70
2017		60	$45.53	$54.89
2016		50	$40.23	$45.53
2015		44	$41.34	$40.23
2014		60	$37.27	$41.34
2013		53	$27.83	$37.27
2012		25	$24.48	$27.83
2011		20	$24.56	$24.48

American Funds EuroPacific Growth Fund (Class R-6) Sub-Account
2020		97	$45.19	$56.44
2019		72	$35.58	$45.19
2018		55	$41.94	$35.58
2017	(o)	21	$32.08	$41.94
2016		7	$31.86	$32.08
2015		7	$32.13	$31.86
2014		6	$33.00	$32.13
2013		6	$27.46	$33.00
2012		4	$23.03	$27.46
2011		4	$26.66	$23.03

84	Prospectus ∎ TIAA Access

(continued)

For the period ended December 31,

Period		Accumulation units outstanding, end of period (000)		Accumulation unit value, beginning of period	Accumulation unit value, end of period

American Funds Washington Mutual Investors (Class R-6) Sub-Account
2020		5		$67.08	$72.28
2019		6		$53.43	$67.08
2018		1		$55.05	$53.43
2017	(o)	0	^	$45.82	$55.05
2016		0	^	$40.42	$45.82
2015		0	^	$40.52	$40.42
2014		0	^	$36.45	$40.52
2013		0	^	$27.64	$36.45
2012		0		$24.58	$27.64
2011		0		$22.98	$24.58

Champlain Mid Cap Fund (Institutional Shares) Sub-Account
2020		26		$36.20	$46.71
2019	(r)	14		$34.06	$36.20

DFA Emerging Markets Portfolio (Institutional Class) Sub-Account
2020		48		$27.97	$31.76
2019		53		$24.18	$27.97
2018		29		$28.07	$24.18
2017		22		$20.62	$28.07
2016		16		$18.45	$20.62
2015		14		$21.98	$18.45
2014		8		$22.43	$21.98
2013		4		$23.22	$22.43
2012		2		$19.55	$23.22
2011	(b)	0		$25.00	$19.55

Dodge & Cox International Stock Fund Sub-Account
2020		17		$34.52	$35.14
2019		17		$28.20	$34.52
2018		11		$34.49	$28.20
2017		10		$27.91	$34.49
2016		9		$25.86	$27.91
2015		14		$29.26	$25.86
2014		9		$29.32	$29.26
2013		0		$23.28	$29.32
2012		0		$19.30	$23.28
2011	(b)	0		$25.00	$19.30

MFS Mid Cap Value Fund (Class R6) Sub-Account
2020		32		$31.64	$32.93
2019	(r)	19		$29.38	$31.64

TIAA Access ∎ Prospectus	85

Separate account condensed financial information

TIAA Access

For the period ended December 31,

Period		Accumulation units outstanding, end of period (000)	Accumulation unit value, beginning of period	Accumulation unit value, end of period

T. Rowe Price® Large-Cap Growth Fund (I Class) Sub-Account
2020		63	$103.22	$143.62
2019		63	$80.57	$103.22
2018		46	$77.47	$80.57
2017		57	$56.38	$77.47
2016		33	$54.98	$56.38
2015		26	$50.09	$54.98
2014		33	$46.21	$50.09
2013		24	$32.09	$46.21
2012		12	$27.38	$32.09
2011		8	$27.85	$27.38

Vanguard Emerging Markets Stock Index Fund (Institutional Shares) Sub-Account
2020		134	$27.31	$31.39
2019		112	$22.76	$27.31
2018		61	$26.71	$22.76
2017	(f)	16	$20.39	$26.71
2016		2	$18.30	$20.39
2015		1	$21.68	$18.30
2014	(d)	1	$21.62	$21.68
2013		0	$22.83	$21.62
2012		0	$19.28	$22.83
2011	(b)	0	$25.00	$19.28

Vanguard Equity Income Fund (Admiral Shares) Sub-Account
2020		42	$33.18	$34.11
2019	(r)	28	$31.05	$33.18

Vanguard Explorer Fund (Admiral Shares) Sub-Account
2020		17	$62.32	$81.70
2019		17	$47.57	$62.32
2018		4	$48.88	$47.57
2017	(g)	1	$39.83	$48.88
2016		1	$35.57	$39.83
2015		3	$37.29	$35.57
2014		4	$36.00	$37.29
2013		0	$25.01	$36.00
2012		0	$21.84	$25.01
2011	(b)	0	$25.00	$21.84

86	Prospectus ∎ TIAA Access

(continued)

For the period ended December 31,

Period		Accumulation units outstanding, end of period (000)		Accumulation unit value, beginning of period	Accumulation unit value, end of period

Vanguard Intermediate-Term Treasury Fund (Admiral Shares) Sub-Account
2020		4	^	$30.77	$33.23
2019		0	^	$29.01	$30.77
2018		0	^	$28.78	$29.01
2017	(g)	1		$28.39	$28.78
2016		1		$28.14	$28.39
2015		1		$27.81	$28.14
2014		0	^	$26.74	$27.81
2013		0		$27.67	$26.74
2012		0		$27.03	$27.67
2011	(b)	0		$25.00	$27.03

Vanguard Selected Value Fund (Investor Shares) Sub-Account
2020		25		$54.29	$57.29
2019		25		$42.03	$54.29
2018		25		$52.52	$42.03
2017		11		$44.08	$52.52
2016		7		$38.00	$44.08
2015		6		$39.62	$38.00
2014		5		$37.37	$39.62
2013		0		$26.39	$37.37
2012		0		$22.96	$26.39
2011	(b)	0		$25.00	$22.96

Vanguard Small-Cap Value Index Fund (Institutional Shares) Sub-Account
2020		80		$54.88	$57.92
2019		73		$44.82	$54.88
2018		49		$51.22	$44.82
2017	(h)	18		$45.95	$51.22
2016		7		$36.97	$45.95
2015		7		$38.95	$36.97
2014		5		$35.39	$38.95
2013		0		$26.02	$35.39
2012		0		$22.01	$26.02
2011	(b)	0		$25.00	$22.01

TIAA Access ∎ Prospectus	87

Separate account condensed financial information TIAA Access	(concluded)

For the period ended December 31,

Period		Accumulation units outstanding, end of period (000)	Accumulation unit value, beginning of period	Accumulation unit value, end of period

Vanguard Wellington Fund (Admiral Shares) Sub-Account
2020		42	$52.79	$58.26
2019		37	$43.19	$52.79
2018		16	$44.82	$43.19
2017	(g)	13	$39.15	$44.82
2016		11	$35.37	$39.15
2015		11	$35.46	$35.37
2014		9	$32.39	$35.46
2013		0	$27.14	$32.39
2012		0	$24.19	$27.14
2011	(b)	0	$25.00	$24.19

Western Asset Core Plus Bond Fund (Class IS) Sub-Account
2020		422	$48.85	$53.35
2019		340	$43.62	$48.85
2018		280	$44.40	$43.62
2017	(p)	209	$41.63	$44.40
2016		122	$39.85	$41.63
2015		141	$39.45	$39.85
2014		41	$36.74	$39.45
2013		36	$37.24	$36.74
2012		26	$34.45	$37.24
2011		10	$32.38	$34.45

^	Less than $1,000
(b)	Sub-Account commenced operations May 1, 2011.
(c)	Sub-Account commenced operations April 30, 2013.
(d)	Effective October 24, 2014, all shares of the underlying mutual fund converted from the Signal share class to the Admiral share class.
(e)	Sub-Account commenced operations September 12, 2016.
(f)	Effective January 20, 2017 all shares of the underlying mutual fund converted from the Admiral shares class to the Institutional share class.
(g)	Effective January 20, 2017 all shares of the underlying mutual fund converted from the Investor shares class to the Admiral share class.
(h)	Effective January 20, 2017 all shares of the underlying mutual fund converted from the Investor shares class to the Institutional share class.
(o)	Effective June 30, 2017 all shares of the underlying mutual fund converted from the R-5 share class to the R-6 share class.
(p)	Effective June 30, 2017 all shares of the underlying mutual fund converted from the Class I share class to the Class IS share class.
(q)	Effective August 1, 2018 the TIAA-CREF Small-Cap Equity Fund changed its name to TIAA-CREF Quant Small-Cap Equity Fund.
(r)	Sub-Account commenced operations October 18, 2019.

88	Prospectus ∎ TIAA Access

PROSPECTUS — LEVEL 3

MAY 1, 2021

TIAA Access

Individual and group variable annuity contracts funded through TIAA Separate Account VA-3 of Teachers Insurance and Annuity Association of America

This prospectus describes TIAA Access individual and group variable annuity contracts funded through the TIAA Separate Account VA-3 (the “separate account”). Before you invest, please read this prospectus carefully, along with the accompanying prospectuses for the funds, and keep them for future reference.

The separate account is a segregated investment account of Teachers Insurance and Annuity Association of America (“TIAA,” “we,” or “us”). The separate account provides individual and group variable annuities for employees of colleges, universities, other educational and research organizations, and other governmental and nonprofit institutions. Its main purpose is to invest funds for your retirement based on your choice of investment accounts. You can partially or fully annuitize and receive an income stream from the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund. See “Receiving Annuity Income” for other annuitization options.

More information about the separate account is on file with the Securities and Exchange Commission (“SEC”) in a Statement of Additional Information (“SAI”), dated May 1, 2021. You can request this document by writing us at our home office located at 730 Third Avenue, New York, New York 10017-3206 (attention: TIAA Imaging Services), or by calling 877-518-9161. The SAI, as supplemented from time to time, is incorporated by reference into this prospectus; that means it is legally part of the prospectus. The SAI’s table of contents is at the end of this prospectus. The SEC maintains a website (www.sec.gov) that contains the SAI and material incorporated by reference into this prospectus and other information regarding the separate account.

The SEC has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

You may allocate premiums to investment accounts of the separate account, and each investment account, in turn, invests in one of the following mutual funds:

The Institutional Class of the following TIAA-CREF Funds:

∎	TIAA-CREF Bond Index Fund
∎	TIAA-CREF Core Bond Fund
∎	TIAA-CREF Core Impact Bond Fund
∎	TIAA-CREF Core Plus Bond Fund
∎	TIAA-CREF Emerging Markets Equity Fund
∎	TIAA-CREF Emerging Markets Equity Index Fund
∎	TIAA-CREF Equity Index Fund
∎	TIAA-CREF Growth & Income Fund
∎	TIAA-CREF High-Yield Fund
∎	TIAA-CREF Inflation-Linked Bond Fund
∎	TIAA-CREF International Equity Fund
∎	TIAA-CREF International Equity Index Fund
∎	TIAA-CREF International Opportunities Fund
∎	TIAA-CREF Large-Cap Growth Fund
∎	TIAA-CREF Large-Cap Growth Index Fund
∎	TIAA-CREF Large-Cap Value Fund
∎	TIAA-CREF Large-Cap Value Index Fund
∎	TIAA-CREF Lifecycle Funds
•	Lifecycle Retirement Income Fund
•	Lifecycle 2010 Fund
•	Lifecycle 2015 Fund
•	Lifecycle 2020 Fund
•	Lifecycle 2025 Fund
•	Lifecycle 2030 Fund
•	Lifecycle 2035 Fund
•	Lifecycle 2040 Fund
•	Lifecycle 2045 Fund
•	Lifecycle 2050 Fund
•	Lifecycle 2055 Fund
•	Lifecycle 2060 Fund
•	Lifecycle 2065 Fund
∎	TIAA-CREF Lifecycle Index Funds
•	Lifecycle Index Retirement Income Fund
•	Lifecycle Index 2010 Fund

(list of Funds is continued on page 2)

•	Lifecycle Index 2015 Fund
•	Lifecycle Index 2020 Fund
•	Lifecycle Index 2025 Fund
•	Lifecycle Index 2030 Fund
•	Lifecycle Index 2035 Fund
•	Lifecycle Index 2040 Fund
•	Lifecycle Index 2045 Fund
•	Lifecycle Index 2050 Fund
•	Lifecycle Index 2055 Fund
•	Lifecycle Index 2060 Fund
•	Lifecycle Index 2065 Fund
∎	TIAA-CREF Mid-Cap Growth Fund
∎	TIAA-CREF Mid-Cap Value Fund
∎	TIAA-CREF Money Market Fund
∎	TIAA-CREF Quant Small-Cap Equity Fund*
∎	TIAA-CREF Real Estate Securities Fund
∎	TIAA-CREF S&P 500 Index Fund
∎	TIAA-CREF Short-Term Bond Fund
∎	TIAA-CREF Small-Cap Blend Index Fund
∎	TIAA-CREF Social Choice Equity Fund
∎	TIAA-CREF Social Choice International Equity Fund
∎	TIAA-CREF Social Choice Low Carbon Equity Fund

The following Nuveen Funds:

∎	Nuveen Mid Cap Value Fund (Class R6)
∎	Nuveen Real Asset Income Fund (Class R6)

The following non-TIAA-CREF Funds:

∎	Amana Growth Fund (Institutional Shares)
∎	American Beacon Bridgeway Large Cap Growth Fund (Class R6)
∎	American Century Mid Cap Value Fund (Class R6)
∎	American Funds EuroPacific Growth Fund (Class R-6)
∎	American Funds New Perspective Fund (Class R6)
∎	American Funds Washington Mutual Investors Fund (Class R-6)
∎	Ariel Appreciation Fund (Institutional Class)
∎	Champlain Mid Cap Fund (Institutional Shares)
∎	Delaware Emerging Markets Fund (Class R-6)
∎	Delaware Small Cap Value Fund (R6 Shares)
∎	DFA Emerging Markets Portfolio (Institutional Class)
∎	Dodge & Cox International Stock Fund
∎	Invesco Discovery Mid Cap Growth Fund (Class R6)
∎	iShares Russell Mid-Cap Index Fund (Class K)
∎	JPMorgan Equity Income Fund (Class R6)
∎	JPMorgan Small Cap Value Fund (Class R-6)
∎	Lazard International Equity Portfolio (R6 Shares)
∎	Lord Abbett High Yield Fund (Class R6)
∎	MFS International Diversification Fund (Class R6)
∎	MFS Mid Cap Growth Fund (Class R6)
∎	MFS Mid Cap Value Fund (Class R6)
∎	MFS Value Fund (Class R6)
∎	Nationwide Geneva Small Cap Growth Fund (Class R6)‡
∎	Parnassus Mid Cap Growth Fund (Institutional Shares)
∎	PGIM Total Return Bond Fund (Class R6)
∎	Templeton Global Bond Fund (Class R-6)
∎	T. Rowe Price® Blue Chip Growth Fund (I Class)
∎	T. Rowe Price® Large-Cap Growth Fund (I Class)
∎	T. Rowe Price® QM U.S. Small-Cap Growth Equity Fund (I Class)
∎	Vanguard® 500 Index Fund (Admiral Shares)
∎	Vanguard® Emerging Markets Stock Index Fund (Institutional Shares)
∎	Vanguard® Equity Income Fund (Admiral Shares)
∎	Vanguard® Explorer Fund (Admiral Shares)
∎	Vanguard® Extended Market Index Fund (Institutional Shares)
∎	Vanguard® FTSE All-World ex-US Small-Cap Index Fund (Admiral Shares)
∎	Vanguard® FTSE Social Index Fund (Admiral Shares)
∎	Vanguard® Inflation-Protected Securities Fund (Admiral Shares)
∎	Vanguard® Institutional Index Fund (Institutional Plus Shares)
∎	Vanguard® Intermediate-Term Treasury Fund (Admiral Shares)
∎	Vanguard® Real Estate Index Fund (Admiral Shares)
∎	Vanguard® Selected Value Fund (Investor Shares)
∎	Vanguard® Small-Cap Value Index Fund (Institutional Shares)
∎	Vanguard® Total Bond Market Index Fund (Institutional Shares)
∎	Vanguard® Total International Bond Index Fund (Admiral Shares)
∎	Vanguard® Wellington Fund (Admiral Shares)§
∎	Western Asset Core Plus Bond Fund (Class IS)

*

TIAA-CREF Quant Small-Cap Equity Fund, previously offered as an investment option under the contract, is no longer available, subject to the following exception. If your employer’s plan made available the TIAA-CREF Quant Small-Cap Equity Fund prior to September 29, 2017, then you may continue to allocate premiums and transfer accumulations from the other investment accounts of the separate account that are available under the terms of your employer’s plan to the TIAA-CREF Quant Small-Cap Equity Fund investment option.

‡

Nationwide Geneva Small Cap Growth Fund, previously offered as an investment option under the contract, is no longer available, subject to the following exception. If your employer’s plan made available the Nationwide Geneva Small Cap Growth Fund prior to October 31, 2017, then you may continue to allocate premiums and transfer accumulations from the other investment accounts of the separate account that are available under the terms of your employer’s plan to the Nationwide Geneva Small Cap Growth Fund investment option.

§

Vanguard® Wellington Fund, previously offered as an investment option under the contract, is no longer available, subject to the following exception. If your employer’s plan made available the Vanguard Wellington Fund prior to March 24, 2017, then you may continue to allocate premiums and transfer accumulations from the other investment accounts of the separate account that are available under the terms of your employer’s plan to the Vanguard Wellington Fund investment option.

You may allocate your premiums among the investment accounts and certain other investment options, under the terms of the contract, and as permitted under the terms of your employer’s plan and this prospectus. See “Starting Out.”

Though the investment accounts are available under the terms of your contract, they may not be available under the terms of your employer’s plan. You may only invest in those investment accounts available under the terms of your employer’s plan. In addition, your employer’s plan may impose additional restrictions, including restrictions on allocations of premiums and transfers of accumulation. Please see your employer’s plan.

Many of the underlying mutual funds available for investment by the investment accounts under these contracts are also available for direct purchase outside of an annuity or life insurance contract. If you purchase shares of these funds directly from a broker-dealer or mutual fund company, you will not pay contract or separate account charges, but you also may not have annuity options available. Because of these additional contract and separate account charges, you should refer only to investment return information regarding the funds available through TIAA or your employer relating to your contract, rather than to information that may be available through alternate sources.

TIAA offers the following contracts in connection with certain types of retirement plans:

∎	RA (Retirement Annuity)

∎	GRA (Group Retirement Annuity)

∎	SRA (Supplemental Retirement Annuity)

∎	GSRA (Group Supplemental Retirement Annuity)

∎	Retirement Choice and Retirement Choice Plus Annuity

∎	GA (Group Annuity) and Institutionally Owned GSRAs

You or your employer can purchase these contracts in connection with tax-qualified pension plans under Internal Revenue Code (“IRC”) sections 401(a)/403(a) (including 401(k) plans), and plans under IRC sections 403(b), 414(d), 415(m), 457(b), or 457(f). The tax advantages available with these contracts exist solely through one of these types of retirement plans. In contrast to many variable annuities, because these contracts can invest in funds available to the general public, if the contracts are not issued or purchased through one of these types of retirement plans, the taxes on gains will not be deferred. You should carefully consider the advantages and disadvantages of owning a variable annuity in a tax-qualified plan, as well as the costs and benefits of the contract (including annuity income), before you purchase the contract in a tax-qualified plan. TIAA is not making any representation regarding the tax qualification status of any plan.

As with all variable annuities, your accumulation will increase or decrease depending on the investment performance over time of the underlying funds in the investment accounts of the separate account that you select. We do not guarantee the investment performance of the separate account or the funds, and you bear the entire investment risk.

An investment in the contract is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.

This prospectus describes the TIAA Access annuity. It does not constitute an offering in any jurisdiction where such an offering cannot lawfully be made. No dealer, sales representative, or anyone else is authorized to give any information or to make any representation in connection with this offering other than those contained in this prospectus. If anyone does offer you such information or representations, you should not rely on them.

Special terms

Throughout the prospectus, “TIAA,” “we,” “us,” and “our” refer to Teachers Insurance and Annuity Association of America. “You” and “your” mean any contract owner or any prospective contract owner. In certain instances, in accordance with the terms of your employer plan, your employer may exercise or limit certain rights under your contract or certificate.

The terms and phrases below are defined so you will know how we use them. To understand some definitions, you may have to refer to other defined terms.

Accumulation  The total value of your accumulation units under the contract.

Accumulation Period  The period during which investment account accumulations are held under a contract prior to their being annuitized or otherwise paid out.

Accumulation Unit  A share of participation in an investment account for someone in the accumulation period. An investment account has its own accumulation unit value, which changes each valuation day.

Annuitant  The natural person whose life is used in determining the annuity payments to be received. You are the annuitant under the contract.

Annuity Partner  The person you name, if you choose to receive income under a two-life annuity, to receive an income for life if he or she survives you. In some contracts, this person is referred to as the second annuitant.

Annuity Unit  A measure used to calculate the amount of annuity payments. Each investment account from which you can annuitize has its own annuity unit value.

Beneficiary  Any person or institution you name, in a form satisfactory to us, to receive benefits if you die during the accumulation period or if you (and your annuity partner, if you have one) die before the end of any guaranteed period.

Business Day  Any day the New York Stock Exchange (“NYSE”) or its affiliated exchanges NYSE Arca Equities or NYSE American (collectively with NYSE, the “NYSE Exchanges”) is open for trading. A business day generally ends at 4 p.m. Eastern Time or when trading closes on the NYSE Exchanges, if earlier. A business day may end early only as of the latest closing time of the regular (or core) trading session of any of the NYSE Exchanges.

Calendar Day  Any day of the year. Calendar days end at the same time as business days.

Commuted Value  The present value of annuity payments due under an income option or method of payment not based on life contingencies.

Companion CREF Certificate  A companion certificate that was issued to you when you received your contract, or if not then, on the later date that you first participated in CREF, if applicable.

TIAA Access ∎ Prospectus	5

Contract  The individual and group variable annuity contracts described in this prospectus under the section “The Annuity Contracts,” including your certificate and any endorsements under the contract.

CREF  The College Retirement Equities Fund, a companion organization to TIAA. CREF is described in a separate prospectus that you may obtain by calling 877-518-9161.

Fund  An investment company that is registered with the SEC in which an investment account invests. The funds are listed on the front page of this prospectus.

Good Order  Actual receipt of an order along with all information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes your complete application (or complete request for redemptions, transfers, or withdrawals of payment of death or other benefits) and any other information or supporting documentation we may require. With respect to purchase requests, “good order” also generally includes receipt of sufficient funds by us to effect the transaction. We may, in our sole discretion, determine whether any particular transaction request is in good order and reserve the right to change or waive any good order requirement at any time either in general or with respect to a particular plan, contract or transaction. In addition, it is also possible that if we are unable to reach you to obtain additional or missing information relating to incomplete applications, or transaction requests are not in good order, the transaction may be cancelled.

Guaranteed Period  The period during which annuity payments remaining due after your death and the death of your annuity partner, if any, will continue to be paid to the payee named to receive them.

Income Change Method  How you choose to have your annuity payments revalued. Under the annual income change method, your annuity payments are revalued once each year. Under the monthly income change method, your annuity payments are revalued every month.

Income Option  Any of the ways you can receive your annuity income. It is also referred to as an “annuity option.”

Investment Account  A subaccount of the separate account which invests its assets exclusively in a corresponding fund. This term does not include the TIAA Real Estate Account, the TIAA Traditional Annuity, and the CREF accounts.

NYSE  New York Stock Exchange.

Participant  Any person who owns a TIAA contract entitling them to participate in TIAA Access. Sometimes an employer can be a participant.

TIAA-CREF Funds (Equity Funds)  TIAA-CREF Emerging Markets Equity Fund, TIAA-CREF Emerging Markets Equity Index Fund, TIAA-CREF Equity Index Fund,

6	Prospectus ∎ TIAA Access

TIAA-CREF Growth & Income Fund, TIAA-CREF International Equity Fund, TIAA-CREF International Equity Index Fund, TIAA-CREF International Opportunities Fund, TIAA-CREF Large-Cap Growth Fund, TIAA-CREF Large-Cap Growth Index Fund, TIAA-CREF Large-Cap Value Fund, TIAA-CREF Large-Cap Value Index Fund, TIAA-CREF Mid-Cap Growth Fund, TIAA-CREF Mid-Cap Value Fund, TIAA-CREF Quant Small-Cap Equity Fund, TIAA-CREF S&P 500 Index Fund, TIAA-CREF Small-Cap Blend Index Fund, TIAA-CREF Social Choice Equity Fund, TIAA-CREF Social Choice International Equity Fund, and TIAA-CREF Social Choice Low Carbon Equity Fund.

TIAA-CREF Funds (Fixed-Income Funds)  TIAA-CREF Bond Index Fund, TIAA-CREF Core Bond Fund, TIAA-CREF Core Impact Bond Fund, TIAA-CREF Core Plus Bond Fund, TIAA-CREF High-Yield Fund, TIAA-CREF Inflation-Linked Bond Fund, TIAA-CREF Money Market Fund, and TIAA-CREF Short-Term Bond Fund.

TIAA Real Estate Account  The assets and liabilities of the Real Estate Account are segregated from the assets and liabilities of the general account and any other TIAA separate account. The Real Estate Account is described in a separate prospectus that you may obtain by calling 877-518-9161.

TIAA Traditional Annuity  The guaranteed annuity benefits under your contract. Amounts allocated to the Traditional Annuity under your contract buy a guaranteed minimum of lifetime income for you, in accordance with the applicable rate schedule or rate schedules.

Valuation Day  Any business day as well as the last day of each calendar month.

Summary

Read this summary together with the detailed information you will find in the rest of the prospectus.

What is this product?

It is a variable annuity that allows investors to accumulate funds for retirement or other long-term investment purposes, and to receive future payments based on the amounts accumulated as lifetime income or through other payment options.

Though the investment accounts are available under the terms of your contract, they may not be available under the terms of your employer’s plan. You may only invest in those investment accounts available under the terms of your employer’s plan. In addition, your employer’s plan may impose additional restrictions, including restrictions on allocations of premiums and transfers of accumulation. Please see your employer’s plan.

You may allocate premiums among investment accounts of the separate account that, in turn, invest in the funds listed below. You should consult your registered representative who may provide advice on the investment accounts, as not all of them may be suitable for long-term investment needs.

TIAA Access ∎ Prospectus	7

The Institutional Class of the following TIAA-CREF Funds:

●	TIAA-CREF Bond Index Fund

●	TIAA-CREF Core Bond Fund

●	TIAA-CREF Core Impact Bond Fund

●	TIAA-CREF Core Plus Bond Fund

●	TIAA-CREF Emerging Markets Equity Fund

●	TIAA-CREF Emerging Markets Equity Index Fund

●	TIAA-CREF Equity Index Fund

●	TIAA-CREF Growth & Income Fund

●	TIAA-CREF High-Yield Fund

●	TIAA-CREF Inflation-Linked Bond Fund

●	TIAA-CREF International Equity Fund

●	TIAA-CREF International Equity Index Fund

●	TIAA-CREF International Opportunities Fund

●	TIAA-CREF Large-Cap Growth Fund

●	TIAA-CREF Large-Cap Growth Index Fund

●	TIAA-CREF Large-Cap Value Fund

●	TIAA-CREF Large-Cap Value Index Fund

●	TIAA-CREF Lifecycle Funds (Retirement Income Fund, 2010 Fund, 2015 Fund, 2020 Fund, 2025 Fund, 2030 Fund, 2035 Fund, 2040 Fund, 2045 Fund, 2050 Fund, 2055 Fund, 2060 Fund and 2065 Fund)

●

TIAA-CREF Lifecycle Index Funds (Index Retirement Income Fund, Index 2010 Fund, Index 2015 Fund, Index 2020 Fund, Index 2025 Fund, Index 2030 Fund, Index 2035 Fund, Index 2040 Fund, Index 2045 Fund, Index 2050 Fund, Index 2055 Fund, Index 2060 Fund and Index 2065 Fund)

●	TIAA-CREF Mid-Cap Growth Fund

●	TIAA-CREF Mid-Cap Value Fund

●	TIAA-CREF Money Market Fund

●	TIAA-CREF Quant Small-Cap Equity Fund*

●	TIAA-CREF Real Estate Securities Fund

●	TIAA-CREF S&P 500 Index Fund

●	TIAA-CREF Short-Term Bond Fund

●	TIAA-CREF Small-Cap Blend Index Fund

●	TIAA-CREF Social Choice Equity Fund

●	TIAA-CREF Social Choice International Equity Fund

●	TIAA-CREF Social Choice Low Carbon Equity Fund

The following Nuveen Funds:

●	Nuveen Mid Cap Value Fund (Class R6)

●	Nuveen Real Asset Income Fund (Class R6)

8	Prospectus ∎ TIAA Access

The following non-TIAA-CREF Funds:

●	Amana Growth Fund (Institutional Shares)

●	American Beacon Bridgeway Large Cap Growth Fund (Class R6)

●	American Century Mid Cap Value Fund (Class R6)

●	American Funds EuroPacific Growth Fund (Class R-6)

●	American Funds New Perspective Fund (Class R6)

●	American Funds Washington Mutual Investors Fund (Class R-6)

●	Ariel Appreciation Fund (Institutional Class)

●	Champlain Mid Cap Fund (Institutional Shares)

●	Delaware Emerging Markets Fund (Class R-6)

●	Delaware Small Cap Value Fund (R6 Shares)

●	DFA Emerging Markets Portfolio (Institutional Class)

●	Dodge & Cox International Stock Fund

●	Invesco Discovery Mid Cap Growth Fund (Class R6)

●	iShares Russell Mid-Cap Index Fund (Class K)

●	JPMorgan Equity Income Fund (Class R6)

●	JPMorgan Small Cap Value Fund (Class R-6)

●	Lazard International Equity Portfolio (R6 Shares)

●	Lord Abbett High Yield Fund (Class R6)

●	MFS International Diversification Fund (Class R6)

●	MFS Mid Cap Growth Fund (Class R6)

●	MFS Mid Cap Value Fund (Class R6)

●	MFS Value Fund (Class R6)

●	Nationwide Geneva Small Cap Growth Fund (Class R6)‡

●	Parnassus Mid Cap Growth Fund (Institutional Shares)

●	PGIM Total Return Bond Fund (Class R6)

●	Templeton Global Bond Fund (Class R-6)

●	T. Rowe Price® Blue Chip Growth Fund (I Class)

●	T. Rowe Price® Large-Cap Growth Fund (I Class)

●	T. Rowe Price® QM U.S. Small-Cap Growth Equity Fund (I Class)

●	Vanguard® 500 Index Fund (Admiral Shares)

●	Vanguard® Emerging Markets Stock Index Fund (Institutional Shares)

●	Vanguard® Equity Income Fund (Admiral Shares)

●	Vanguard® Explorer Fund (Admiral Shares)

●	Vanguard® Extended Market Index Fund (Institutional Shares)

●	Vanguard® FTSE All-World ex-US Small-Cap Index Fund (Admiral Shares)

●	Vanguard® FTSE Social Index Fund (Admiral Shares)

●	Vanguard® Inflation-Protected Securities Fund (Admiral Shares)

TIAA Access ∎ Prospectus	9

●	Vanguard® Institutional Index Fund (Institutional Plus Shares)

●	Vanguard® Intermediate-Term Treasury Fund (Admiral Shares)

●	Vanguard® Real Estate Index Fund (Admiral Shares)

●	Vanguard® Selected Value Fund (Investor Shares)

●	Vanguard® Small-Cap Value Index Fund (Institutional Shares)

●	Vanguard® Total Bond Market Index Fund (Institutional Shares)

●	Vanguard® Total International Bond Index Fund (Admiral Shares)

●	Vanguard® Wellington Fund (Admiral Shares)§

●	Western Asset Core Plus Bond Fund (Class IS)

*

TIAA-CREF Quant Small-Cap Equity Fund, previously offered as an investment option under the contract, is no longer available, subject to the following exception. If your employer’s plan made available the TIAA-CREF Quant Small-Cap Equity Fund prior to September 29, 2017, then you may continue to allocate premiums and transfer accumulations from the other investment accounts of the separate account that are available under the terms of your employer’s plan to the TIAA-CREF Quant Small-Cap Equity Fund investment option.

‡

Nationwide Geneva Small Cap Growth Fund, previously offered as an investment option under the contract, is no longer available, subject to the following exception. If your employer’s plan made available the Nationwide Geneva Small Cap Growth Fund prior to October 31, 2017, then you may continue to allocate premiums and transfer accumulations from the other investment accounts of the separate account that are available under the terms of your employer’s plan to the Nationwide Geneva Small Cap Growth Fund investment option.

§

Vanguard® Wellington Fund, previously offered as an investment option under the contract, is no longer available, subject to the following exception. If your employer’s plan made available the Vanguard Wellington Fund prior to March 24, 2017, then you may continue to allocate premiums and transfer accumulations from the other investment accounts of the separate account that are available under the terms of your employer’s plan to the Vanguard Wellington Fund investment option.

TIAA reserves the right to change the investment accounts available in the future.

You may also allocate your premiums under your contract to the TIAA Traditional Annuity and the TIAA Real Estate Account, if permitted by your employer’s plan. See “Starting Out.” As with all variable annuities, your accumulation in your contract can increase or decrease, depending on how well the funds underlying your selected investment accounts perform over time. TIAA doesn’t guarantee the investment performance of the funds or the investment accounts, and you bear the entire investment risk.

What expenses must I pay under the contract?

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering your contract.

The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value between investment accounts. State premium taxes may also be deducted.

10	Prospectus ∎ TIAA Access

CONTRACT OWNER TRANSACTION EXPENSES

	Maximum contractual fees	Current fees
Sales load imposed on purchases (as a percentage of premiums)	None	None
Surrender charge (as a percentage of premiums or amount surrendered, as applicable)	None	None
Transfer fee*	None	None
Contract fee	None	None

*	We reserve the right to administer and collect purchase and redemption fees on behalf of any of the underlying funds that may impose them.

This next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.

SEPARATE ACCOUNT ANNUAL EXPENSES—Accumulation Expenses

(as a percentage of average account value)

	Maximum contractual fees	Current fees
Mortality and expense risk charge	0.50%	0.05%
Administrative expense charge	1.50%	0.40%
Total separate account annual charges	2.00%	0.45%

SEPARATE ACCOUNT ANNUAL EXPENSES—Payout Annuity Expenses

(as a percentage of average account value)

	Maximum contractual fees	Current fees
Mortality and expense risk charge	0.50%	0.05%
Administrative expense charge	1.50%	0.29%
Total separate account annual charges	2.00%	0.34%

The following table shows the total operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The table shows the minimum and maximum total operating expenses of the funds for the most recently ended fiscal year.†

Each investment account of the separate account purchases shares of the corresponding funds at net asset value. The net asset value reflects the investment advisory fees and other expenses that are deducted from the assets of the funds. The advisory fees and other expenses are not fixed or specified under the terms of your contract, and they may vary from year to year. These fees and expenses are described in more detail in each fund’s prospectus.

TIAA Access ∎ Prospectus	11

RANGE OF TOTAL ANNUAL FUND OPERATING EXPENSES†

	Minimum expenses	Maximum expenses
Total Annual Fund Operating Expenses that are deducted from fund assets, including management fees and other expenses‡	0.02%	3.94%
Net Annual Fund Operating Expenses that are deducted from fund assets, including management fees and other expenses-after any contractual waivers or reimbursements (the range of expiration dates for contractual waivers is July 31, 2021 to September 30, 2023)‡	0.02%	1.20%

†

The most recently ended fiscal year for the TIAA-CREF Lifecycle Funds is May 31, 2020; the inception date for the TIAA-CREF Lifecycle 2065 Fund was September 30, 2020; most recently ended fiscal year for the TIAA-CREF Lifecycle Index Funds is May 31, 2020; the inception date for the TIAA-CREF Lifecycle Index 2065 Fund was September 30, 2020; most recently ended fiscal year for the TIAA-CREF Funds (Real Estate Securities Fund and Fixed-Income Funds) is March 31, 2021; most recently ended fiscal year for the TIAA-CREF Funds (Equity Funds) is October 31, 2020; the most recently ended fiscal year for the Nuveen Mid Cap Value Fund is October 31, 2020; most recently ended fiscal year for the Nuveen Real Asset Income Fund is December 31, 2020; the most recently ended fiscal year for the Amana Growth Fund is May 31, 2020; the most recently ended fiscal year for the American Beacon Bridgeway Large Cap Growth Fund is December 31, 2020; most recently ended fiscal year for the American Century Mid Cap Value Fund is March 31, 2021; most recently ended fiscal year for the American Funds EuroPacific Growth Fund is March 31, 2021 (the expenses reflected in the table are for the fiscal year ended March 31, 2020); most recently ended fiscal year for the American Funds New Perspective Fund is September 30, 2020; most recently ended fiscal year for the American Funds Washington Mutual Investors Fund is April 30, 2021 (the expenses reflected in the table are for the fiscal year ended April 30, 2020); most recently ended fiscal year for the Ariel Appreciation Fund is September 30, 2020; most recently ended fiscal year for the Champlain Mid Cap Fund is December 31, 2020; most recently ended fiscal year for the Delaware Emerging Markets Fund is November 30, 2020; most recently ended fiscal year for the Delaware Small Cap Value Fund is November 30, 2020; most recently ended fiscal year for the DFA Emerging Markets Portfolio is October 31, 2020; most recently ended fiscal year for the Dodge & Cox International Stock Fund is December 31, 2020; most recently ended fiscal year for the Invesco Discovery Mid Cap Growth Fund is October 31, 2020; most recently ended fiscal year for the iShares Russell Mid-Cap Index Fund is July 31, 2020; most recently ended fiscal year for the JPMorgan Equity Income Fund is June 30, 2020; most recently ended fiscal year for the JPMorgan Small Cap Value Fund is June 30, 2020; most recently ended fiscal year for the Lazard International Equity Portfolio is December 31, 2020; most recently ended fiscal year for the Lord Abbett High Yield Fund is November 30, 2020; most recently ended fiscal year for the MFS International Diversification Fund is May 31, 2020; most recently ended fiscal year for the MFS Mid Cap Growth Fund is August 31, 2020; most recently ended fiscal year for the MFS Mid Cap Value Fund is September 30, 2020; most recently ended fiscal year for the MFS Value Fund is August 31, 2020; most recently ended fiscal year for the Nationwide Geneva Small Cap Growth Fund is October 31, 2020; most recently ended fiscal year for the Parnassus Mid Cap Growth Fund is December 31, 2020; most recently ended fiscal year for the PGIM Total Return Bond Fund is October 31, 2020; most recently ended fiscal year for the Templeton Global Bond Fund is December 31, 2020; most recently ended fiscal year for the T. Rowe Price®  Blue Chip Growth Fund is December 31, 2020; most recently ended fiscal year for the T. Rowe Price® Large-Cap Growth Fund is December 31, 2020; most recently ended fiscal year for the T. Rowe Price® QM U.S. Small-Cap Growth Equity Fund is December 31, 2020; most recently ended fiscal year for the Vanguard® 500 Index Fund is December 31, 2020; most recently ended fiscal year for the Vanguard® Emerging Markets Stock Index Fund is October 31, 2020; most recently ended fiscal year for the Vanguard® Equity Income Fund is September 30, 2020; most recently ended fiscal year for the Vanguard® Explorer Fund is October 31, 2020; most recently ended fiscal year for the Vanguard® Extended Market Index Fund is December 31, 2020; most recently ended fiscal year for the Vanguard® FTSE All-World ex-US Small-Cap Index Fund is October 31, 2020; most recently ended fiscal year for the Vanguard® FTSE Social Index Fund is August 31, 2020; most recently ended fiscal year for the Vanguard® Inflation-Protected Securities Fund is December 31, 2020; most recently ended fiscal year for the Vanguard® Institutional Index

12	Prospectus ∎ TIAA Access

Fund is December 31, 2020; most recently ended fiscal year for the Vanguard® Intermediate-Term Treasury Fund is January 31, 2021; most recently ended fiscal year for the Vanguard® Real Estate Index Fund is January 31, 2021; most recently ended fiscal year for the Vanguard® Selected Value Fund is October 31, 2020; most recently ended fiscal year for the Vanguard® Small-Cap Value Index Fund is December 31, 2020; most recently ended fiscal year for the Vanguard® Total Bond Market Index Fund is December 31, 2020; most recently ended fiscal year for the Vanguard® Total International Bond Index Fund is October 31, 2020; most recently ended fiscal year for the Vanguard® Wellington Fund is November 30, 2020; and most recently ended fiscal year for the Western Asset Core Plus Bond Fund is December 31, 2020. More information concerning each fund’s fees and expenses is contained in the prospectus for the fund.

‡	Including the expenses of any underlying funds in which the funds may invest.

The following table lists the annual expenses for each fund’s most recently ended or otherwise applicable fiscal year,† as a percentage of each fund’s average net assets. Expenses of the funds may be higher or lower in the future and could vary during a contract year because the funds have different fiscal year ends and certain fund information is not available as of the date of this prospectus. For the most current information concerning each fund’s fees and expenses, see the fund’s most current prospectus.

TOTAL ANNUAL FUND OPERATING EXPENSES BY FUND

	Management (investment advisory) fees	12b-1 fees	Other expenses	Acquired Fund fees and expenses§,3	Total Annual Fund operating expenses	Expense reimburse- ments/ waivers	Net annual Fund operating expenses
The Institutional Class of the:
TIAA-CREF Bond Index Fund[1]	0.10%	—	0.01%	—	0.11%	—	0.11%
TIAA-CREF Core Bond Fund[1]	0.28%	—	0.02%	—	0.30%	—	0.30%
TIAA-CREF Core Impact Bond Fund	0.34%	—	0.02%	—	0.36%	—	0.36%
TIAA-CREF Core Plus Bond Fund[1]	0.28%	—	0.02%	—	0.30%	—	0.30%
TIAA-CREF Emerging Markets Equity Fund[1]	0.84%	—	0.04%	—	0.88%	—	0.88%
TIAA-CREF Emerging Markets Equity Index Fund[1]	0.14%	—	0.06%	—	0.20%	—	0.20%
TIAA-CREF Equity Index Fund[1]	0.04%	—	0.01%	—	0.05%	—	0.05%
TIAA-CREF Growth & Income Fund[1]	0.39%	—	0.01%	—	0.40%	—	0.40%
TIAA-CREF High-Yield Fund[1]	0.34%	—	0.02%	—	0.36%	—	0.36%
TIAA-CREF Inflation-Linked Bond Fund[1]	0.24%	—	0.02%	—	0.26%	—	0.26%
TIAA-CREF International Equity Fund[1]	0.46%	—	0.02%	—	0.48%	—	0.48%
TIAA-CREF International Equity Index Fund[1]	0.04%	—	0.01%	—	0.05%	—	0.05%
TIAA-CREF International Opportunities Fund	0.59%	—	0.02%	—	0.61%	—	0.61%
TIAA-CREF Large-Cap Growth Fund[1]	0.39%	—	0.02%	—	0.41%	—	0.41%
TIAA-CREF Large-Cap Growth Index Fund[1]	0.04%	—	0.01%	—	0.05%	—	0.05%
TIAA-CREF Large-Cap Value Fund[1]	0.40%	—	0.01%	—	0.41%	—	0.41%
TIAA-CREF Large-Cap Value Index Fund[1]	0.04%	—	0.01%	—	0.05%	—	0.05%

TIAA Access ∎ Prospectus	13

TOTAL ANNUAL FUND OPERATING EXPENSES BY FUND

(continued)

	Management (investment advisory) fees	12b-1 fees	Other expenses	Acquired Fund fees and expenses§,3	Total Annual Fund operating expenses	Expense reimburse- ments/ waivers	Net annual Fund operating expenses
TIAA-CREF Lifecycle Funds
● Lifecycle Retirement Income Fund[2]	0.38%	—	0.06%	0.10%	0.54%	0.17%	0.37%
● Lifecycle 2010 Fund[2]	0.38%	—	0.04%	0.10%	0.52%	0.15%	0.37%
● Lifecycle 2015 Fund[2]	0.38%	—	0.03%	0.11%	0.52%	0.14%	0.38%
● Lifecycle 2020 Fund[2]	0.38%	—	0.03%	0.12%	0.53%	0.14%	0.39%
● Lifecycle 2025 Fund[2]	0.38%	—	0.03%	0.14%	0.55%	0.14%	0.41%
● Lifecycle 2030 Fund[2]	0.38%	—	0.03%	0.15%	0.56%	0.14%	0.42%
● Lifecycle 2035 Fund[2]	0.38%	—	0.03%	0.17%	0.58%	0.15%	0.43%
● Lifecycle 2040 Fund[2]	0.38%	—	0.03%	0.19%	0.60%	0.16%	0.44%
● Lifecycle 2045 Fund[2]	0.38%	—	0.03%	0.20%	0.61%	0.16%	0.45%
● Lifecycle 2050 Fund[2]	0.38%	—	0.03%	0.21%	0.62%	0.17%	0.45%
● Lifecycle 2055 Fund[2]	0.38%	—	0.05%	0.21%	0.64%	0.19%	0.45%
● Lifecycle 2060 Fund[2]	0.38%	—	0.13%	0.21%	0.72%	0.27%	0.45%
● Lifecycle 2065 Fund[2]	0.38%	—	3.35%	0.21%	3.94%	3.49%	0.45%
TIAA-CREF Lifecycle Index Funds
● Lifecycle Index Retirement Income Fund	0.19%	—	0.07%	—	0.26%	0.16%	0.10%
● Lifecycle Index 2010 Fund	0.19%	—	0.06%	—	0.25%	0.15%	0.10%
● Lifecycle Index 2015 Fund	0.19%	—	0.04%	—	0.23%	0.13%	0.10%
● Lifecycle Index 2020 Fund	0.18%	—	0.03%	—	0.21%	0.11%	0.10%
● Lifecycle Index 2025 Fund	0.17%	—	0.03%	—	0.20%	0.10%	0.10%
● Lifecycle Index 2030 Fund	0.17%	—	0.03%	—	0.20%	0.10%	0.10%
● Lifecycle Index 2035 Fund	0.16%	—	0.03%	—	0.19%	0.09%	0.10%
● Lifecycle Index 2040 Fund	0.16%	—	0.03%	—	0.19%	0.09%	0.10%
● Lifecycle Index 2045 Fund	0.15%	—	0.04%	—	0.19%	0.09%	0.10%
● Lifecycle Index 2050 Fund	0.15%	—	0.04%	—	0.19%	0.09%	0.10%
● Lifecycle Index 2055 Fund	0.15%	—	0.05%	—	0.20%	0.10%	0.10%
● Lifecycle Index 2060 Fund	0.15%	—	0.11%	—	0.26%	0.16%	0.10%
● Lifecycle Index 2065 Fund	0.15%	—	2.97%	—	3.12%	3.02%	0.10%
TIAA-CREF Mid-Cap Growth Fund[1]	0.45%	—	0.03%	—	0.48%	—	0.48%
TIAA-CREF Mid-Cap Value Fund[1]	0.43%	—	0.03%	—	0.46%	—	0.46%
TIAA-CREF Money Market Fund[1]	0.10%	—	0.03%	—	0.13%	—	0.13%
TIAA-CREF Quant Small-Cap Equity Fund[1]	0.41%	—	0.02%	—	0.43%	—	0.43%
TIAA-CREF Real Estate Securities Fund[1]	0.47%	—	0.03%	—	0.50%	—	0.50%
TIAA-CREF S&P 500 Index Fund[1]	0.04%	—	0.01%	—	0.05%	—	0.05%
TIAA-CREF Short-Term Bond Fund[1]	0.24%	—	0.03%	—	0.27%	—	0.27%
TIAA-CREF Small-Cap Blend Index Fund[1]	0.04%	—	0.02%	—	0.06%	—	0.06%
TIAA-CREF Social Choice Equity Fund[1]	0.15%	—	0.03%	—	0.18%	—	0.18%
TIAA-CREF Social Choice International Equity Fund	0.30%	—	0.11%	—	0.41%	0.01%	0.40%
TIAA-CREF Social Choice Low Carbon Equity Fund	0.25%	—	0.10%	—	0.35%	0.03%	0.32%

14	Prospectus ∎ TIAA Access

TOTAL ANNUAL FUND OPERATING EXPENSES BY FUND

(continued)

	Management (investment advisory) fees	12b-1 fees	Other expenses	Acquired Fund fees and expenses§,3	Total Annual Fund operating expenses	Expense reimburse- ments/ waivers	Net annual Fund operating expenses
Nuveen Mid Cap Value Fund (Class R6)	0.79%	—	0.08%	—	0.87%	0.10%	0.77%
Nuveen Real Asset Income Fund (Class R6)	0.72%	—	0.08%	—	0.80%	—	0.80%
Amana Growth Fund (Institutional Shares)	0.71%	—	0.05%	—	0.76%	—	0.76%
American Beacon Bridgeway Large Cap Growth Fund (Class R6)	0.75%	—	0.09%	—	0.84%	0.08%	0.76%
American Century Mid Cap Value Fund (Class R6)	0.62%	—	0.01%	—	0.63%	—	0.63%
American Funds EuroPacific Growth Fund (Class R-6)	0.41%	—	0.08%	—	0.49%	—	0.49%
American Funds New Perspective Fund (Class R6)	0.37%	—	0.05%	—	0.42%	—	0.42%
American Funds Washington Mutual Investors Fund (Class R-6)	0.23%	—	0.04%	—	0.27%	—	0.27%
Ariel Appreciation Fund (Institutional Class)	0.72%	—	0.12%	—	0.84%	—	0.84%
Champlain Mid Cap Fund (Institutional Shares)	0.70%	—	0.14%	—	0.84%	—	0.84%
Delaware Emerging Markets Fund (Class R-6)	1.14%	—	0.12%	—	1.26%	0.06%	1.20%
Delaware Small Cap Value Fund (R6 Shares)	0.65%	—	0.07%	—	0.72%	—	0.72%
DFA Emerging Markets Portfolio (Institutional Class)	0.39%	—	0.06%	—	0.45%	0.10%	0.35%
Dodge & Cox International Stock Fund	0.60%	—	0.03%	—	0.63%	—	0.63%
Invesco Discovery Mid Cap Growth Fund (Class R6)	0.62%	—	0.03%	—	0.65%	—	0.65%
iShares Russell Mid-Cap Index Fund (Class K)	0.02%	—	0.06%	—	0.08%	0.01%	0.07%
JPMorgan Equity Income Fund (Class R6)	0.40%	—	0.07%	0.01%	0.48%	0.01%	0.47%
JPMorgan Small Cap Value Fund (Class R-6)	0.65%	—	0.11%	—	0.76%	—	0.76%
Lazard International Equity Portfolio (R6 Shares)	0.75%	—	0.07%	—	0.82%	0.02%	0.80%
Lord Abbett High Yield Fund (Class R6)	0.52%	—	0.09%	—	0.61%	—	0.61%
MFS International Diversification Fund (Class R6)	0.00%	—	0.02%	0.75%	0.77%	0.02%	0.75%
MFS Mid Cap Growth Fund (Class R6)	0.66%	—	0.04%	—	0.70%	—	0.70%
MFS Mid Cap Value Fund (Class R6)	0.65%	—	0.03%	—	0.68%	—	0.68%

TIAA Access ∎ Prospectus	15

TOTAL ANNUAL FUND OPERATING EXPENSES BY FUND

(continued)

	Management (investment advisory) fees	12b-1 fees	Other expenses	Acquired Fund fees and expenses§,3	Total Annual Fund operating expenses	Expense reimburse- ments/ waivers	Net annual Fund operating expenses
MFS Value Fund (Class R6)	0.46%	—	0.01%	—	0.47%	—	0.47%
Nationwide Geneva Small Cap Growth Fund (Class R6)	0.77%	—	0.07%	—	0.84%	—	0.84%
Parnassus Mid Cap Growth Fund (Institutional Shares)	0.62%	—	0.06%	—	0.68%	—	0.68%
PGIM Total Return Bond Fund (Class R6)	0.38%	—	0.03%	—	0.41%	0.02%	0.39%
Templeton Global Bond Fund (Class R-6)	0.48%	—	0.08%	0.07%	0.63%	0.07%	0.56%
T. Rowe Price® Blue Chip Growth Fund (I Class)	0.55%	—	0.01%	—	0.56%	—	0.56%
T. Rowe Price® Large-Cap Growth Fund (I Class)	0.55%	—	0.01%	—	0.56%	—	0.56%
T. Rowe Price® QM U.S. Small-Cap Growth Equity Fund (I Class)	0.64%	—	0.01%	—	0.65%	—	0.65%
Vanguard® 500 Index Fund (Admiral Shares)	0.03%	—	0.01%	—	0.04%	—	0.04%
Vanguard® Emerging Markets Stock Index Fund (Institutional Shares)	0.08%	—	0.02%	—	0.10%	—	0.10%
Vanguard® Equity Income Fund (Admiral Shares)	0.18%	—	0.01%	—	0.19%	—	0.19%
Vanguard® Explorer Fund (Admiral Shares)	0.29%	—	0.01%	—	0.30%	—	0.30%
Vanguard® Extended Market Index Fund (Institutional Shares)	0.04%	—	0.01%	—	0.05%	—	0.05%
Vanguard® FTSE All-World ex-US Small-Cap Index Fund (Admiral Shares)	0.14%	—	0.02%	—	0.16%	—	0.16%
Vanguard® FTSE Social Index Fund (Admiral Shares)	0.13%	—	0.01%	—	0.14%	—	0.14%
Vanguard® Inflation-Protected Securities Fund (Admiral Shares)	0.09%	—	0.01%	—	0.10%	—	0.10%
Vanguard® Institutional Index Fund (Institutional Plus Shares)	0.02%	—	0.00%	—	0.02%	—	0.02%
Vanguard® Intermediate-Term Treasury Fund (Admiral Shares)	0.09%	—	0.01%	—	0.10%	—	0.10%
Vanguard® Real Estate Index Fund (Admiral Shares)	0.11%	—	0.01%	—	0.12%	—	0.12%
Vanguard® Selected Value Fund (Investor Shares)	0.29%	—	0.02%	—	0.31%	—	0.31%
Vanguard® Small-Cap Value Index Fund (Institutional Shares)	0.05%	—	0.01%	—	0.06%	—	0.06%
Vanguard® Total Bond Market Index Fund (Institutional Shares)	0.035%	—	0.00%	—	0.035%	—	0.035%

16	Prospectus ∎ TIAA Access

TOTAL ANNUAL FUND OPERATING EXPENSES BY FUND

(continued)

	Management (investment advisory) fees	12b-1 fees	Other expenses	Acquired Fund fees and expenses§,3	Total Annual Fund operating expenses	Expense reimburse- ments/ waivers	Net annual Fund operating expenses
Vanguard® Total International Bond Index Fund (Admiral Shares)	0.10%	—	0.01%	—	0.11%	—	0.11%
Vanguard® Wellington Fund (Admiral Shares)	0.17%	—	—	—	0.17%	—	0.17%
Western Asset Core Plus Bond Fund (Class IS)	0.40%	—	0.02%	—	0.42%	—	0.42%

†

The most recently ended fiscal year for the TIAA-CREF Lifecycle Funds is May 31, 2020; the inception date for the TIAA-CREF Lifecycle 2065 Fund was September 30, 2020; most recently ended fiscal year for the TIAA-CREF Lifecycle Index Funds is May 31, 2020; the inception date for the TIAA-CREF Lifecycle Index 2065 Fund was September 30, 2020; most recently ended fiscal year for the TIAA-CREF Funds (Real Estate Securities Fund and Fixed-Income Funds) is March 31, 2021; most recently ended fiscal year for the TIAA-CREF Funds (Equity Funds) is October 31, 2020; the most recently ended fiscal year for the Nuveen Mid Cap Value Fund is October 31, 2020; most recently ended fiscal year for the Nuveen Real Asset Income Fund is December 31, 2020; the most recently ended fiscal year for the Amana Growth Fund is May 31, 2020; the most recently ended fiscal year for the American Beacon Bridgeway Large Cap Growth Fund is December 31, 2020; most recently ended fiscal year for the American Century Mid Cap Value Fund is March 31, 2021; most recently ended fiscal year for the American Funds EuroPacific Growth Fund is March 31, 2021 (the expenses reflected in the table are for the fiscal year ended March 31, 2020); most recently ended fiscal year for the American Funds New Perspective Fund is September 30, 2020; most recently ended fiscal year for the American Funds Washington Mutual Investors Fund is April 30, 2021 (the expenses reflected in the table are for the fiscal year ended April 30, 2020); most recently ended fiscal year for the Ariel Appreciation Fund is September 30, 2020; most recently ended fiscal year for the Champlain Mid Cap Fund is December 31, 2020; most recently ended fiscal year for the Delaware Emerging Markets Fund is November 30, 2020; most recently ended fiscal year for the Delaware Small Cap Value Fund is November 30, 2020; most recently ended fiscal year for the DFA Emerging Markets Portfolio is October 31, 2020; most recently ended fiscal year for the Dodge & Cox International Stock Fund is December 31, 2020; most recently ended fiscal year for the Invesco Discovery Mid Cap Growth Fund is October 31, 2020; most recently ended fiscal year for the iShares Russell Mid-Cap Index Fund is July 31, 2020; most recently ended fiscal year for the JPMorgan Equity Income Fund is June 30, 2020; most recently ended fiscal year for the JPMorgan Small Cap Value Fund is June 30, 2020; most recently ended fiscal year for the Lazard International Equity Portfolio is December 31, 2020; most recently ended fiscal year for the Lord Abbett High Yield Fund is November 30, 2020; most recently ended fiscal year for the MFS International Diversification Fund is May 31, 2020; most recently ended fiscal year for the MFS Mid Cap Growth Fund is August 31, 2020; most recently ended fiscal year for the MFS Mid Cap Value Fund is September 30, 2020; most recently ended fiscal year for the MFS Value Fund is August 31, 2020; most recently ended fiscal year for the Nationwide Geneva Small Cap Growth Fund is October 31, 2020; most recently ended fiscal year for the Parnassus Mid Cap Growth Fund is December 31, 2020; most recently ended fiscal year for the PGIM Total Return Bond Fund is October 31, 2020; most recently ended fiscal year for the Templeton Global Bond Fund is December 31, 2020; most recently ended fiscal year for the T. Rowe Price®  Blue Chip Growth Fund is December 31, 2020; most recently ended fiscal year for the T. Rowe Price® Large-Cap Growth Fund is December 31, 2020; most recently ended fiscal year for the T. Rowe Price® QM U.S. Small-Cap Growth Equity Fund is December 31, 2020; most recently ended fiscal year for the Vanguard® 500 Index Fund is December 31, 2020; most recently ended fiscal year for the Vanguard® Emerging Markets Stock Index Fund is October 31, 2020; most recently ended fiscal year for the Vanguard® Equity Income Fund is September 30, 2020; most recently ended fiscal year for the Vanguard® Explorer Fund is October 31, 2020; most recently ended fiscal year for the Vanguard® Extended Market Index

TIAA Access ∎ Prospectus	17

TOTAL ANNUAL FUND OPERATING EXPENSES BY FUND

(continued)

Fund is December 31, 2020; most recently ended fiscal year for the Vanguard® FTSE All-World ex-US Small-Cap Index Fund is October 31, 2020; most recently ended fiscal year for the Vanguard® FTSE Social Index Fund is August 31, 2020; most recently ended fiscal year for the Vanguard® Inflation-Protected Securities Fund is December 31, 2020; most recently ended fiscal year for the Vanguard® Institutional Index Fund is December 31, 2020; most recently ended fiscal year for the Vanguard® Intermediate-Term Treasury Fund is January 31, 2021; most recently ended fiscal year for the Vanguard® Real Estate Index Fund is January 31, 2021; most recently ended fiscal year for the Vanguard® Selected Value Fund is October 31, 2020; most recently ended fiscal year for the Vanguard® Small-Cap Value Index Fund is December 31, 2020; most recently ended fiscal year for the Vanguard® Total Bond Market Index Fund is December 31, 2020; most recently ended fiscal year for the Vanguard® Total International Bond Index Fund is October 31, 2020; most recently ended fiscal year for the Vanguard® Wellington Fund is November 30, 2020; and most recently ended fiscal year for the Western Asset Core Plus Bond Fund is December 31, 2020. More information concerning each fund’s fees and expenses is contained in the prospectus for the fund.

§

The Lifecycle Funds and Lifecycle Index Funds are “funds of funds” that invest substantially all of their respective assets in shares of various other underlying portfolios of Class W of the TIAA-CREF Funds, and in other investment pools or investment products, including other funds advised by the TIAA-CREF Funds’ investment adviser, Teachers Advisors, LLC, or its affiliates. In addition, the TIAA-CREF Emerging Markets Equity Index Fund invests a small portion of its assets in shares of various other underlying portfolios. These funds have their own expenses and bear a portion of the operating expenses of the underlying portfolios in which they invest, including the Management Fee. The figures shown for Acquired Fund Fees and Expenses reflect the portion of the underlying portfolios’ expenses that are borne by fund shareholders indirectly. Contract owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of the funds that invest in the underlying portfolios.

[1]

Under the TIAA-CREF Funds’ expense reimbursement arrangements, the Funds’ investment adviser, Teachers Advisors, LLC, has contractually agreed to reimburse the Funds for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund Fees and Expenses and extraordinary expenses) that exceed the following annual rates of average daily net assets: (A) 0.09% for Equity Index Fund, Large-Cap Growth Index Fund, Large-Cap Value Index Fund, S&P 500 Index Fund and Small-Cap Blend Index Fund; 0.15% for International Equity Index Fund; 0.22% for Social Choice Equity Fund; 0.25% for Emerging Markets Equity Index Fund; 0.52% for Growth & Income Fund, Large-Cap Growth Fund, and Large-Cap Value Fund; 0.53% for Quant Small-Cap Equity Fund; 0.55% for Mid-Cap Growth Fund and Mid-Cap Value Fund; 0.60% for International Equity Fund and 0.95% for Emerging Markets Equity Fund. These expense reimbursement arrangements will continue through at least February 28, 2022, unless changed with approval of the Board of Trustees; and (B) 0.13% for Bond Index Fund; 0.15% for Money Market Fund; 0.30% for Short-Term Bond Fund and Inflation-Linked Bond Fund; 0.35% for Core Bond Fund and Core Plus Bond Fund; 0.40% for High-Yield Fund and 0.57% for Real Estate Securities Fund. These expense reimbursement arrangements will continue through at least July 31, 2021, unless changed with approval of the Board of Trustees.

[2]

Teachers Advisors, LLC, the Lifecycle Funds’ investment adviser (“Advisors”), has contractually agreed to waive 0.10% of its Management Fee on each Lifecycle Fund through September 30, 2023, unless changed with the approval of the Board of Trustees. Advisors has also contractually agreed to waive additional amounts of its Management Fee on each fund as follows: 0.02% for the Lifecycle Retirement Income Fund, 0.02% for the Lifecycle 2010 Fund, 0.022% for the Lifecycle 2015 Fund, 0.024% for the Lifecycle 2020 Fund, 0.025% for the Lifecycle 2025 Fund, 0.026% for the Lifecycle 2030 Fund, 0.036% for the Lifecycle 2035 Fund, 0.045% for the Lifecycle 2040 Fund, 0.043% for the Lifecycle 2045 Fund, 0.053% for the Lifecycle 2050 Fund, 0.052% for the Lifecycle 2055 Fund, 0.052% for the Lifecycle 2060 Fund and 0.052% for the Lifecycle 2065 Fund. These additional waivers will remain in effect through September 30, 2021, unless changed with approval of the Board of Trustees.

In addition, Advisors has contractually agreed to reimburse the funds for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund Fees and Expenses, extraordinary expenses and any expenses originally attributable to Class W shares of the

18	Prospectus ∎ TIAA Access

TOTAL ANNUAL FUND OPERATING EXPENSES BY FUND

(concluded)

underlying TIAA-CREF Funds that were incurred directly by the funds) that exceed 0.00% of average daily net assets for Institutional Class shares of the funds. These expense reimbursement arrangements will continue through at least September 30, 2021 unless changed with approval of the Board of Trustees.

[3]

Teachers Advisors, LLC, the Lifecycle Index Funds’ investment adviser (“Advisors”), has contractually agreed to waive the following the amounts of its Management Fee on each fund as follows: 0.104% for the Lifecycle Index Retirement Income Fund, 0.104% for the Lifecycle Index 2010 Fund, 0.098% for the Lifecycle Index 2015 Fund, 0.092% for the Lifecycle Index 2020 Fund, 0.085% for the Lifecycle Index 2025 Fund, 0.078% for the Lifecycle Index 2030 Fund, 0.071% for the Lifecycle Index 2035 Fund, 0.067% for the Lifecycle Index 2040 Fund, 0.062% for the Lifecycle Index 2045 Fund, 0.062% for the Lifecycle Index 2050 Fund, 0.061% for the Lifecycle Index 2055 Fund, 0.061% for the Lifecycle Index 2060 Fund and 0.06% for the Lifecycle Index 2065 Fund. These waivers will remain in effect through September 30, 2021, unless changed with the approval of the Board of Trustees.

In addition, Advisors has contractually agreed to reimburse the funds for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund Fees and Expenses, extraordinary expenses and any expenses originally attributable to Class W shares of the underlying TIAA-CREF Funds that were incurred directly by the funds) that exceed 0.00% of average daily net assets for Institutional Class shares of the funds. These expense reimbursement arrangements will continue through at least September 30, 2021 unless changed with approval of the Board of Trustees.

[4]

“Acquired Fund Fees and Expenses” are the funds’ proportionate amount of the expenses of any investment companies or pools in which they invest. These expenses are not paid directly by fund shareholders. Instead, fund shareholders bear these expenses indirectly because they reduce fund performance. Because “Acquired Fund Fees and Expenses” are included in the chart above, the funds’ operating expenses here will not correlate with the expenses included in the Financial Highlights in the funds’ prospectuses and the funds’ most recent annual reports.

The following examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, separate account annual expenses, and annual fund operating expenses.

These examples assume that you invest $10,000 in a contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the maximum and minimum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

ANNUAL EXPENSE DEDUCTIONS FROM NET ASSETS

	1 year	3 years	5 years	10 years
MAXIMUM
If you surrender, annuitize, or remain invested in the contract at the end of the applicable time period:	$169	$524	$903	$1,967
MINIMUM
If you surrender, annuitize, or remain invested in the contract at the end of the applicable time period:	$48	$151	$264	$593

The examples should not be considered a representation of past or future expenses or annual rates of return of any fund. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the examples. For more information, see “Charges” below.

TIAA Access ∎ Prospectus	19

For Condensed Financial Information pertaining to each investment account, please see Appendix A to this prospectus.

How do I purchase a contract?

Generally, we will issue a contract when we receive a completed application or enrollment form in good order. If your application is incomplete and we do not receive the necessary information and signed application in good order within five business days of our receipt of the initial premium, we will return the initial premium at that time.

If we receive premiums from your employer and, where applicable, a completed application from you before we receive your specific allocation instructions (or if your allocation instructions violate employer plan restrictions or do not total 100%), we will invest all premiums remitted on your behalf in the default option that your employer has designated. It is possible that the default option will not be an investment account of the separate account but will be another investment option available under your plan. We consider your employer’s designation of a default option to be an instruction to us to allocate your premiums to that option as described above. You should consult your plan documents or sales representative to determine your employer’s designated default option and to obtain information about that option.

When we receive complete allocation instructions from you, we will follow your instructions for future premiums. However, if you want the premiums previously allocated to the default option (and earnings or losses on them) to be transferred to the options identified in your instructions, you must specifically request that we transfer these amounts from the default option to your investment option choices.

Can I cancel my contract?

Generally, you may cancel any Retirement Annuity, Supplemental Retirement Annuity, or Group Supplemental Retirement Annuity Contract in accordance with the contract’s Right to Examine provision (unless we have begun making annuity payments from it) subject to the time period regulated by the state in which the contract is issued. To cancel a contract, mail or deliver the contract with your cancellation instructions (or signed Notice of Cancellation when such has been provided with your contract) to our home office. We will cancel the contract, then send either the current accumulation or the premium, depending on the state in which your contract was issued, to whomever originally submitted the premiums. Unless we are returning premiums paid as required by state law, you will bear the investment risk during this period.

Can I transfer among the investment accounts or make cash withdrawals from the contract?

Yes, you may transfer among investment accounts and make cash withdrawals from your contract. Transfers from the investment accounts to the TIAA Traditional

20	Prospectus ∎ TIAA Access

Annuity, to the TIAA Real Estate Account, to another TIAA annuity offered by your employer’s plan, to one of the CREF accounts or to funds offered under the terms of your plan must generally be at least $1,000 (except for systematic transfers, which must be at least $100) or your entire accumulation, if less. Note that transfers into the TIAA Real Estate Account may be limited. In the future, we may reduce or eliminate these minimum transaction levels. Cash withdrawals and transfers to other companies are not subject to a minimum amount, and we currently do not assess a fee for transfers or cash withdrawals. We may limit or modify transfer requests if we determine, at our sole discretion, that transfers are or would be harmful to the separate account or any investment account or would be to the disadvantage of other contract owners. These transactions may be limited by the terms of your employer’s plan, or by current tax law, or by the terms of your contract.

Cash withdrawals may be taxed and you may have to pay a tax penalty if you take a cash withdrawal before age 59 1/2. Some exceptions may apply.

What are my options for receiving annuity payments under the contract?

You can partially or fully annuitize and receive an income stream from the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund. Participants with assets in the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund can directly annuitize from that investment account, or they can annuitize by transferring their assets into TIAA Traditional, TIAA Real Estate, or one of the CREF accounts. (TIAA Real Estate and the CREF accounts are described in separate prospectuses. You may obtain these prospectuses by calling 877-518-9161.) Participants in any other investment accounts who wish to elect annuity income can transfer their assets from their investment accounts into the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund or into TIAA Traditional, TIAA Real Estate, or one of the CREF accounts. Such variable annuity payments will increase or decrease, depending on how well the funds underlying the investment accounts perform over time. Your payments will also change depending on the income change method you choose, i.e., whether you choose to have your payments revalued monthly or annually.

What death benefits are available under the contract?

If you die before receiving annuity payments, your beneficiary can receive a death benefit. The death benefit equals the accumulation under the contract. For details, see “Death Benefits.”

Teachers Insurance and Annuity Association of America

TIAA is a stock life insurance company, organized under the laws of New York State. It was founded on March 4, 1918, by the Carnegie Foundation for the

TIAA Access ∎ Prospectus	21

Advancement of Teaching. All of the stock of TIAA is held by the TIAA Board of Overseers, a nonprofit New York membership corporation whose main purpose is to hold TIAA’s stock. TIAA’s headquarters are at 730 Third Avenue, New York, New York 10017-3206. TIAA offers traditional annuities, which guarantee principal and a specified interest rate while providing the opportunity for additional amounts and variable annuities such as the TIAA Real Estate Account (described in a separate prospectus) and TIAA Access (described in this prospectus).

TIAA is the companion organization of the College Retirement Equities Fund (“CREF”), the first company in the United States to issue a variable annuity. CREF is a nonprofit membership corporation established in New York State in 1952. Together, TIAA and CREF form the principal retirement system for the nation’s education and research communities and form one of the largest pension systems based on assets under management, in the United States. As of December 31, 2020, TIAA’s total statutory admitted assets were approximately $278.29 billion; the combined assets under management for TIAA, CREF and other entities within the TIAA organization (including TIAA-sponsored mutual funds) totaled approximately $1.16 trillion. CREF does not stand behind TIAA’s guarantees and TIAA does not guarantee CREF products.

The separate account

TIAA Separate Account VA-3 was established as of May 17, 2006 as a separate investment account of TIAA under New York law, by resolution of TIAA’s Board of Trustees. The separate account is registered with the SEC as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and operates as a unit investment trust. The separate account is designed to fund individual and group variable contracts in retirement plans. As part of TIAA, the separate account is also subject to regulation by the New York State Department of Financial Services (“NYSDFS”) and the insurance departments of certain other jurisdictions in which the contracts are offered (see the SAI).

Although TIAA owns the assets of the separate account and the obligations under the contract are obligations of TIAA, the contract states that the separate account’s income, investment gains, and investment losses are credited to or charged against the assets of the separate account without regard to TIAA’s other income, gains, or losses. Under New York law, we cannot charge the separate account with liabilities incurred by any other TIAA separate account or other business activity TIAA may undertake.

When the contracts are purchased through qualified plans, earnings on accumulation in the separate account are not taxed until withdrawn or paid as annuity income (see “Taxes,” below).

Adding, closing, or substituting portfolios

The separate account currently consists of several investment accounts. We may, subject to any applicable law, make certain changes to the separate account

22	Prospectus ∎ TIAA Access

and investment accounts offered in your contract. We may offer new investment accounts or stop offering existing investment accounts subject to the requirements of applicable law and your employer’s plan. New investment accounts may be made available to existing contract owners and investment accounts may be closed to new or subsequent premium payments, transfers or allocations. In addition, we may also liquidate the shares held by any investment account, substitute the shares of one fund held by an investment account for another and/or merge investment accounts or cooperate in a merger of funds, including transferring contract values out of merging investment accounts into acquiring investment accounts. A substituted fund may have different fees and expenses. To the extent required by applicable law, we may be required to obtain approval from the SEC, your employer or you. In the event that a fund or investment account is no longer available, amounts invested in such investment account may be moved to the investment account designated by your employer under the terms of your employer’s plan. You may be given the opportunity, under the terms of your employer’s plan, to instruct us as to where to invest your assets.

Changes to the contract

We can also make any changes to the separate account or to the contract required by applicable insurance law, the IRC, or the 1940 Act. TIAA can make some changes at its discretion, subject to NYSDFS and SEC approval, as required. The separate account can (i) operate under the 1940 Act as a unit investment trust that invests in another investment company or in any other form permitted by law, (ii) deregister under the 1940 Act if registration is no longer required, or (iii) combine with other separate accounts. As permitted by law, TIAA can transfer the separate account assets to another separate account or investment accounts of TIAA or another insurance company or transfer the contract to another insurance  company.

Voting rights

The separate account is the legal owner of the shares of the funds offered through your contract. It therefore has the right to vote its shares at any meeting of the funds’ shareholders. When shareholder meetings are held, we will give the contract owner the right to instruct us how to vote shares of the funds attributable to their contracts. If we don’t receive timely instructions, shares will be voted by TIAA in the same proportion as the voting instructions received on outstanding contracts with allocations to investment accounts invested in the applicable funds. Please note that the effect of proportional voting is that a small number of contract owners may control the outcome of a vote. The number of fund shares attributable to a contract owner is determined by dividing the contract owner’s interest in the applicable investment account by the net asset value per share of the underlying fund.

TIAA Access ∎ Prospectus	23

Your investment options

The separate account is designed to invest in the funds described below. You can lose money by investing in any of the investment accounts, and the underlying funds could underperform other investments. You should consult your registered representative who may provide advice on the investment accounts offered, as not all of them may be suitable for your investment needs.

Many of the underlying funds offered through the separate account are also available for direct purchase outside of an annuity or life insurance contract.

Although the investment objectives and policies of certain funds are similar to the investment objectives and policies of other portfolios that may be managed or sponsored by the same investment advisor, subadvisor, manager, or sponsor, we do not represent or assure that the investment results will be comparable to those of any other portfolio, even where the investment advisor, subadvisor, or manager is the same. Certain funds available through the contract have names similar to funds not available through the contract. The performance of a fund not available through the contract does not indicate performance of a similarly named fund available through the contract. Differences in portfolio size, actual investments held, fund expenses, and other factors all contribute to differences in fund performance. For all these reasons, you should expect investment results to differ.

Certain funds invest substantially all of their assets in other funds (“funds of funds”). As a result, you will pay fees and expenses at both fund levels, which will reduce your investment return. In addition, funds of funds may have higher expenses than funds that invest directly in debt or equity securities.

Investment objectives of underlying funds

Though the investment accounts are available under the terms of your contract, they may not be available under the terms of your employer’s plan. You may only invest in those investment accounts available under the terms of your employer’s plan.

You should consider the investment objectives, risks, and charges and expenses of the funds carefully before investing. This and other information, including a description of risks involved in investing in the funds, is found in the funds’ prospectuses and statements of additional information. Investors can call 877-518-9161 to obtain a fund’s prospectus and statement of additional information. You should read the funds’ prospectuses carefully before investing in the funds.

Below is a description of each fund’s investment objective, as well as additional information about certain funds, as applicable. The funds may not achieve their stated objectives.

24	Prospectus ∎ TIAA Access

The separate account will hold shares in the following funds:

The Institutional Class of the following TIAA-CREF Funds:

TIAA-CREF Bond Index Fund

The Fund seeks total return that corresponds with the total return of a broad U.S. investment-grade bond market index.

TIAA-CREF Core Bond Fund

The Fund seeks total return, primarily through income.

TIAA-CREF Core Impact Bond Fund

The Fund seeks total return, primarily through current income, while giving special consideration to certain environmental, social and governance criteria.

TIAA-CREF Core Plus Bond Fund

The Fund seeks total return, primarily through current income.

TIAA-CREF Emerging Markets Equity Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of emerging markets equity investments.

TIAA-CREF Emerging Markets Equity Index Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of emerging markets equity investments based on a market index.

TIAA-CREF Equity Index Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities selected to track the overall U.S. equity markets based on a market index.

TIAA-CREF Growth & Income Fund

The Fund seeks a favorable long-term total return, through both capital appreciation and investment income, primarily from income-producing equity securities.

TIAA-CREF High-Yield Fund

The Fund seeks total return primarily through high current income and, when consistent with its primary objective, capital appreciation.

TIAA-CREF Inflation-Linked Bond Fund

The Fund seeks to provide inflation protection and income, primarily through investment in inflation-linked bonds.

TIAA Access ∎ Prospectus	25

TIAA-CREF International Equity Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of foreign issuers.

TIAA-CREF International Equity Index Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of foreign equity investments based on a market index.

TIAA-CREF International Opportunities Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of foreign issuers.

TIAA-CREF Large-Cap Growth Fund

The Fund seeks a favorable long-term return, mainly through capital appreciation, primarily from equity securities.

TIAA-CREF Large-Cap Growth Index Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of large domestic growth companies based on a market index.

TIAA-CREF Large-Cap Value Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of large domestic companies.

TIAA-CREF Large-Cap Value Index Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of large domestic value companies based on a market index.

TIAA-CREF Lifecycle Funds and Lifecycle Index Funds

In general, the Lifecycle Funds and Lifecycle Index Funds (except for the Lifecycle Retirement Income Fund and Lifecycle Index Retirement Income Fund) are designed for investors who have a specific target retirement year in mind. The Lifecycle Funds and Lifecycle Index Funds invest in underlying funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of the year included in the name of the Lifecycle Fund and Lifecycle Index Fund. The Lifecycle Funds’ and Lifecycle Index Funds’ investments are adjusted from more aggressive to more conservative over time as a target retirement year approaches and for approximately 30 years afterwards, and seek to achieve their final target allocation approximately 30 years following the target date.

26	Prospectus ∎ TIAA Access

•	Lifecycle Retirement Income Fund

The Lifecycle Retirement Income Fund seeks high total return over time primarily through income, with a secondary emphasis on capital appreciation.

•	Lifecycle 2010 Fund

The Lifecycle 2010 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2015 Fund

The Lifecycle 2015 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2020 Fund

The Lifecycle 2020 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2025 Fund

The Lifecycle 2025 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2030 Fund

The Lifecycle 2030 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2035 Fund

The Lifecycle 2035 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2040 Fund

The Lifecycle 2040 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2045 Fund

The Lifecycle 2045 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2050 Fund

The Lifecycle 2050 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2055 Fund

The Lifecycle 2055 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2060 Fund

The Lifecycle 2060 Fund seeks high total return over time through a combination of capital appreciation and income.

TIAA Access ∎ Prospectus	27

•	Lifecycle 2065 Fund

The Fund seeks high total return over time through a combination of capital appreciation and income.

TIAA-CREF Lifecycle Index Funds

•	Lifecycle Index Retirement Income Fund

The Fund seeks high total return over time primarily through income, with a secondary emphasis on capital appreciation.

•	Lifecycle Index 2010 Fund

The Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle Index 2015 Fund

The Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle Index 2020 Fund

The Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle Index 2025 Fund

The Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle Index 2030 Fund

The Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle Index 2035 Fund

The Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle Index 2040 Fund

The Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle Index 2045 Fund

The Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle Index 2050 Fund

The Fund seeks high total return over time through a combination of capital appreciation and income.

28	Prospectus ∎ TIAA Access

•	Lifecycle Index 2055 Fund

The Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle Index 2060 Fund

The Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle Index 2065 Fund

The Fund seeks high total return over time through a combination of capital appreciation and income.

TIAA-CREF Mid-Cap Growth Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of medium-sized domestic companies.

TIAA-CREF Mid-Cap Value Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of medium-sized domestic companies.

TIAA-CREF Money Market Fund*

The Fund seeks current income consistent with maintaining liquidity and preserving capital.

TIAA-CREF Quant Small-Cap Equity Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of smaller domestic companies.

TIAA-CREF Quant Small-Cap Equity Fund, previously offered as an investment option under the contract, is no longer available, subject to the following exception. If your employer’s plan made available the TIAA-CREF Quant Small-Cap Equity Fund prior to September 29, 2017, then you may continue to allocate premiums and transfer accumulations from the other investment accounts of the separate account that are available under the terms of your employer’s plan to the TIAA-CREF Quant Small-Cap Equity Fund investment option.

TIAA-CREF Real Estate Securities Fund

The Fund seeks to obtain a favorable long-term total return through both capital appreciation and current income, by investing primarily in equity securities of companies principally engaged in or related to the real estate industry.

*

Although the fund will continue to seek to maintain a share value of $1.00 per share, there is no assurance that this fund will be able to maintain a stable net asset value per share. In addition, during extended periods of low interest rates, and partly as a result of asset-based separate account charges, the yield on this investment account may become low and possibly negative.

TIAA Access ∎ Prospectus	29

TIAA-CREF S&P 500 Index Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of large domestic companies selected to track U.S. equity markets based on a market index.

TIAA-CREF Short-Term Bond Fund

The Fund seeks current income.

TIAA-CREF Small-Cap Blend Index Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities in smaller domestic companies based on a market index.

TIAA-CREF Social Choice Equity Fund

The Fund seeks a favorable long-term total return that reflects the investment performance of the overall U.S. stock market while giving special consideration to certain environmental, social and governance (“ESG”) criteria.

TIAA-CREF Social Choice International Equity Fund

The Fund seeks a favorable long-term total return that reflects the investment performance of the overall foreign equity markets while giving special consideration to certain environmental, social and governance criteria.

TIAA-CREF Social Choice Low Carbon Equity Fund

The Fund seeks a favorable long-term total return that reflects the investment performance of the overall U.S. stock market while giving special consideration to certain environmental, social and governance criteria, which include additional criteria relating to carbon emissions and fossil fuel reserves.

The following Nuveen Funds:

Nuveen Mid Cap Value Fund (Class R6)

The Fund seeks capital appreciation.

Nuveen Real Asset Income Fund (Class R6)

The Fund seeks a high level of current income.

The following non-TIAA-CREF Funds:

Amana Growth Fund (Institutional Shares)

The Fund seeks long-term capital growth, consistent with Islamic principles.

American Beacon Bridgeway Large Cap Growth Fund (Class R6)

The Fund seeks long-term total return on capital, primarily through capital appreciation.

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American Century Mid Cap Value Fund (Class R6)

The Fund seeks long-term capital growth.

American Funds EuroPacific Growth Fund (Class R-6)

The Fund’s investment objective is to provide you with long-term growth of capital.

American Funds New Perspective Fund (Class R6)

The Fund seeks to provide long-term growth of capital.

American Funds Washington Mutual Investors Fund (Class R-6)

The Fund’s investment objective is to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.

Ariel Appreciation Fund (Institutional Class)

The Fund seeks long-term capital appreciation.

Champlain Mid Cap Fund (Institutional Shares)

The Fund seeks capital appreciation.

Delaware Emerging Markets Fund (Class R-6)

The Fund seeks long-term capital appreciation.

Delaware Small Cap Value Fund (R6 Shares)

The Fund seeks capital appreciation.

DFA Emerging Markets Portfolio (Institutional Class)

The investment objective of the Emerging Markets Portfolio is to achieve long-term capital appreciation.

Dodge & Cox International Stock Fund

The Fund seeks long-term growth of principal and income.

Invesco Discovery Mid Cap Growth Fund (Class R6)

The Fund seeks capital appreciation.

iShares Russell Mid-Cap Index Fund (Class K)

The Fund seeks to track the investment results of an index composed of mid-capitalization U.S. equities.

JPMorgan Equity Income Fund (Class R6)

The Fund seeks capital appreciation and current income.

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JPMorgan Small Cap Value Fund (Class R-6)

The Fund seeks long-term capital growth primarily by investing in equity securities of small-capitalization companies.

Lazard International Equity Portfolio (R6 Shares)

The Fund seeks long-term capital appreciation.

Lord Abbett High Yield Fund (Class R6)

The Fund seeks a high current income and the opportunity for capital appreciation to produce a high total return.

MFS International Diversification Fund (Class R6)

The Fund seeks capital appreciation.

MFS Mid Cap Growth Fund (Class R6)

The Fund seeks capital appreciation.

MFS Mid Cap Value Fund (Class R6)

The Fund seeks capital appreciation.

MFS Value Fund (Class R6)

The Fund seeks capital appreciation.

Nationwide Geneva Small Cap Growth Fund (Class R6)

The Fund seeks long-term capital appreciation.

Nationwide Geneva Small Cap Growth Fund, previously offered as an investment option under the contract, is no longer available, subject to the following exception. If your employer’s plan made available the Nationwide Geneva Small Cap Growth Fund prior to October 31, 2017, then you may continue to allocate premiums and transfer accumulations from the other investment accounts of the separate account that are available under the terms of your employer’s plan to the Nationwide Geneva Small Cap Growth Fund investment option.

Parnassus Mid Cap Growth Fund (Institutional Shares)

The Fund seeks capital appreciation.

PGIM Total Return Bond Fund (Class R6)

The Fund seeks total return.

Templeton Global Bond Fund (Class R-6)

The Fund seeks current income with capital appreciation and growth of income.

T. Rowe Price® Blue Chip Growth Fund (I Class)

The Fund seeks to provide long-term capital growth. Income is a secondary objective.

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T. Rowe Price® Large-Cap Growth Fund (I Class)

The Fund seeks to provide long-term capital appreciation through investments in common stocks of growth companies. Generally looks for companies having the following characteristics: above-average growth in earnings and cash flow, and a lucrative niche in the economy and ability to expand even during times of slow economic growth. As with all equity funds, this fund’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings.

T. Rowe Price® QM U.S. Small-Cap Growth Equity Fund (I Class)

The Fund seeks long-term growth of capital by investing primarily in common stocks of small growth companies. Invests primarily in small-cap growth companies. The “QM” in the fund’s name reflects the concept that the fund employs a “quantitative management” strategy relying on quantitative models developed by T. Rowe Price® to help identify stocks that could be included in the portfolio. The fund’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. Small companies tend to be riskier than large companies.

Vanguard® 500 Index Fund (Admiral Shares)

The Fund seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks. The Fund primarily invests its assets in securities selected to track the S&P 500 Index.

Vanguard® Emerging Markets Stock Index Fund (Institutional Shares)

The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in emerging market countries. The Fund primarily invests its assets in securities selected to track the FTSE Emerging Markets All Cap China A Inclusion Index.

Vanguard® Equity Income Fund (Admiral Shares)

The Fund seeks to provide an above-average level of current income and reasonable long-term capital appreciation.

Vanguard® Explorer Fund (Admiral Shares)

The Fund seeks to provide long-term capital appreciation. The Fund uses a multimanager approach that provides exposure to a broad universe of small-company growth stocks.

Vanguard® Extended Market Index Fund (Institutional Shares)

The Fund seeks to track the performance of a benchmark index that measures the investment return of small- and mid-capitalization stocks. The Fund primarily invests its assets in securities selected to track the S&P Completion Index.

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Vanguard® FTSE All-World ex-US Small-Cap Index Fund (Admiral Shares)

The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks of international small-cap companies.

Vanguard® FTSE Social Index Fund (Admiral Shares)

The Fund seeks to track the performance of a benchmark index that measures the investment return of large- and mid-capitalization stocks.

Vanguard® Inflation-Protected Securities Fund (Admiral Shares)

The Fund seeks to provide inflation protection and income consistent with investment in inflation-indexed securities.

Vanguard® Institutional Index Fund (Institutional Plus Shares)

The Fund seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks.

Vanguard® Intermediate-Term Treasury Fund (Admiral Shares)

The Fund seeks to provide a moderate and sustainable level of current income. The Fund invests primarily in intermediate-term U.S. Treasury obligations with an average maturity of 5–10 years.

Vanguard® Real Estate Index Fund (Admiral Shares)

The Fund seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs and other real estate-related investments.

Vanguard® Selected Value Fund (Investor Shares)

The Fund seeks to provide long-term capital appreciation and income. The Fund invests in mid-capitalization stocks, using a multimanager structure that provides diversification and mitigates risk.

Vanguard® Small-Cap Value Index Fund (Institutional Shares)

The Fund seeks to track the performance of a benchmark index that measures the investment return of small-capitalization value stocks. The Fund primarily invests its assets in securities selected to track the CRSP US Small Cap Value Index.

Vanguard® Total Bond Market Index Fund (Institutional Shares)

The Fund seeks to track the performance of a broad, market-weighted bond index. The Fund primarily invests its assets in securities selected to track the Bloomberg Barclays U.S. Aggregate Float Adjusted Index.

34	Prospectus ∎ TIAA Access

Vanguard® Total International Bond Index Fund (Admiral Shares)

The Fund seeks to track the performance of a benchmark index that measures the investment return of non-U.S. dollar-denominated investment-grade bonds.

Vanguard® Wellington Fund (Admiral Shares)

The Fund seeks to provide long-term capital appreciation and reasonable current income.

Vanguard® Wellington Fund, previously offered as an investment option under the contract, is no longer available, subject to the following exception. If your employer’s plan made available the Vanguard Wellington Fund prior to March 24, 2017, then you may continue to allocate premiums and transfer accumulations from the other investment accounts of the separate account that are available under the terms of your employer’s plan to the Vanguard Wellington Fund investment option.

Western Asset Core Plus Bond Fund (Class IS)

The Fund seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain a dollar-weighted average effective duration within 30% of the average duration of the domestic bond market as a whole as estimated by the fund’s subadvisers. The Fund invests in a portfolio of fixed income securities of various maturities and, under normal market conditions, will invest at least 80% of its net assets in debt and fixed income securities.

Additional investment information and options

All assets of the investment accounts will be allocated to the funds at net asset value. The investment results of the funds will significantly affect the value of your variable annuity contract.

You may also opt under your contract to allocate or transfer money from the investment accounts to the TIAA Traditional Annuity or, within certain limitations, the TIAA Real Estate Account. See “Starting Out.” Your TIAA Traditional Annuity accumulation will be credited with a guaranteed interest rate, and may also be credited with additional amounts declared by TIAA. Any amounts in the TIAA Traditional Annuity are subject to our financial strength and claims-paying ability.

The investment advisors

Teachers Advisors, LLC (“Advisors”) manages the assets of the TIAA-CREF Funds, which include the TIAA-CREF Lifecycle Funds (Institutional Class) and TIAA-CREF Lifecycle Index Funds (Institutional Class). Advisors is a subsidiary of TIAA. Nuveen Fund Advisors, LLC (“Nuveen”) manages the assets of the Nuveen Mid Cap Value Fund (Class R6) and Nuveen Real Asset Income Fund (Class R6). Nuveen is a subsidiary of TIAA. Saturna Capital Corporation (“Saturna Capital”) manages the assets of Amana Growth Fund (Institutional Shares). American Beacon Advisors, Inc. (“American Beacon”) manages the assets of American Beacon

TIAA Access ∎ Prospectus	35

Bridgeway Large Cap Growth Fund (Class R6). American Century Investment Management, Inc. (“American Century”) manages the assets of American Century Mid Cap Value Fund (Class R6). Capital Research and Management Company (“CRMC”) manages the assets of American Funds EuroPacific Growth Fund (Class R-6), American Funds New Perspective Fund (Class R6) and American Funds Washington Mutual Investors Fund (Class R-6). Ariel Investments, LLC (“Ariel Investments”) manages the assets of Ariel Appreciation Fund (Institutional Class). Champlain Investment Partners, LLC (“Champlain”) manages the assets of Champlain Mid Cap Fund (Institutional Shares). Delaware Management Company (“Delaware”) manages the assets of Delaware Emerging Markets Fund (Class R-6) and Delaware Small Cap Value Fund (R6 Shares). Dimensional Fund Advisors LP (“Dimensional”) manages the assets of DFA Emerging Markets Portfolio (Institutional Class). Dodge & Cox (“Dodge & Cox”) manages the assets of Dodge & Cox International Stock Fund. Invesco Advisers, Inc. (“Invesco”) manages the assets of Invesco Discovery Mid Cap Growth Fund (Class R6). BlackRock Advisors, LLC (“BlackRock”) manages the assets of iShares Russell Mid-Cap Index Fund (Class K). JPMorgan Investment Management Inc. (“JPMIM”) manages the assets of JPMorgan Equity Income Fund (Class R6) and JPMorgan Small Cap Value Fund (Class R-6). Lazard Asset Management LLC (“Lazard”) manages the assets of Lazard International Equity Portfolio (R6 Shares). Lord, Abbett & Co. LLC (“Lord Abbett”) manages the assets of Lord Abbett High Yield Fund (Class R6). Massachusetts Financial Services Company (“MFS”) manages the assets of MFS International Diversification Fund (Class R6), MFS Mid Cap Growth Fund (Class R6), MFS Mid Cap Value Fund (Class R6) and MFS Value Fund (Class R6). Nationwide Fund Advisors (“Nationwide”) manages the assets of Nationwide Geneva Small Cap Growth Fund (Class R6). Parnassus Investments (“Parnassus”) manages the assets of Parnassus Mid Cap Growth Fund (Institutional Shares). PGIM Investments LLC (“PGIM Investments”) serves as investment adviser and PGIM, Inc. serves as subadviser to the PGIM Total Return Bond Fund (Class R6). Franklin Advisers, Inc. (“Franklin”) manages the assets of Templeton Global Bond Fund (Class R-6). T. Rowe Price® Associates, Inc. (“T. Rowe Price®”) manages the assets of the T. Rowe Price® Blue Chip Growth Fund (I Class), T. Rowe Price® Large-Cap Growth Fund (I Class) and T. Rowe Price® QM U.S. Small-Cap Growth Equity Fund (I Class). The Vanguard Group, Inc. manages the assets of Vanguard® 500 Index Fund (Admiral Shares), Vanguard® Emerging Markets Stock Index Fund (Institutional Shares), Vanguard® Extended Market Index Fund (Institutional Shares), Vanguard® FTSE All-World ex-US Small-Cap Index Fund (Admiral Shares), Vanguard® FTSE Social Index Fund (Admiral Shares), Vanguard® Inflation-Protected Securities Fund (Admiral Shares), Vanguard® Institutional Index Fund (Institutional Plus Shares), Vanguard® Intermediate-Term Treasury Fund (Admiral Shares), Vanguard® Real Estate Index Fund (Admiral Shares), Vanguard® Small-Cap Value Index Fund (Institutional Shares), and Vanguard® Total Bond Market Index Fund (Institutional Shares) and Vanguard® Total International Bond Index Fund (Admiral Shares). ArrowMark Partners, ClearBridge Investments, LLC, Stephens Investment

36	Prospectus ∎ TIAA Access

Management Group, LLC, Wellington Management Company, LLP and The Vanguard Group, Inc. manage the assets of Vanguard® Explorer Fund (Admiral Shares). Wellington Management Company, LLP and The Vanguard Group, Inc. manage the assets of Vanguard® Equity Income Fund (Admiral Shares). Cooke & Bieler, LP, Donald Smith & Co., Inc., and Pzena Investment Management, LLC manage the assets of Vanguard® Selected Value Fund (Investor Shares). Wellington Management Company, LLP manages the assets of Vanguard® Wellington Fund (Admiral Shares) (together, the Vanguard funds’ investment advisors are referred to as “Vanguard Fund Advisors”). Western Asset Management Company, LLC, Western Asset Management Company Limited, Western Asset Management Company Ltd and Western Asset Management Company Pte. Ltd (collectively, “Western Asset”) manage the assets of Western Asset Core Plus Bond Fund (Class IS). Advisors, American Beacon, American Century, Ariel Investments, BlackRock, Champlain, CRMC, Delaware, Dimensional, Dodge & Cox, Franklin, Invesco, JPMIM, Lazard, Lord Abbett, MFS, Nationwide, Nuveen, Parnassus, PGIM Investments, Saturna Capital, T. Rowe Price®, and Vanguard Fund Advisors and Western Asset are registered with the SEC as investment advisors under the Investment Advisers Act of 1940.

The broker-dealer

TIAA makes payments to TIAA-CREF Individual & Institutional Services, LLC (“Services”), a TIAA subsidiary, for distribution services. Services performs all sales and marketing functions relative to the contracts.

Certain payments we receive with regard to the funds

We (and our affiliates) receive payments, which may be significant, from the funds, their advisors, distributors, or affiliates thereof. These payments may be used for a variety of purposes, including payment of expenses that we (and our affiliates) incur in promoting, marketing, and administering the contract and the funds in which the separate account invests. We (and our affiliates) may profit from these payments. These payments may be derived, in whole or in part, from the revenues of the funds’ investment advisors, and such revenues may be generated through the advisors’ receipt of the investment advisory fees deducted from fund assets. Contract owners, through their indirect investment in the funds, indirectly bear the costs of these investment advisory fees (see the funds’ prospectuses for more information). The amount of the payments we receive is based on a percentage of the assets of the particular funds attributable to the contract and to certain other variable insurance contracts that we and our affiliates issue. These percentages differ, and some advisors (or affiliates) may pay more than others. Currently, these percentages range from 0% to 0.15% (but they may increase).

Furthermore, we (and our affiliates) receive additional compensation on assets invested in TIAA’s proprietary funds because our affiliates receive payments from the funds for investment advisory and/or other services. Thus, we may receive more revenue with respect to proprietary funds than nonproprietary funds.

TIAA Access ∎ Prospectus	37

These arrangements may be a factor that we consider in including funds as underlying investment options of the investment account.

Selection of funds

We select the funds offered through the contract based on several criteria, including the following:

●	asset class coverage,

●	the strength of the investment adviser’s (or sub-adviser’s) reputation and tenure,

●	brand recognition,

●	performance,

●	the capability and qualification of each investment firm, and

●	whether our distributors are likely to recommend the funds to contract owners.

Another factor we consider during the selection process is whether the fund, its adviser, its sub-adviser, or an affiliate will make payments to us or our affiliates. For a discussion of these arrangements, see “Certain Payments We Receive with Regard to the Funds.” We also consider whether the fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the contracts. We review each fund periodically after it is selected. Upon review, we may remove a fund or restrict allocation of additional premium and/or transfers of accumulation to a fund if we determine the fund no longer meets one or more of the criteria and/or if the fund has not attracted significant contract owner assets. We do not recommend or endorse any particular fund, and we do not provide investment advice. We have included TIAA-CREF Funds at least in part because they are managed by our affiliate, Advisors.

The annuity contracts

We offer the following types of contracts:

RA (Retirement Annuity) and GRA (Group Retirement Annuity): RA and GRA contracts are used mainly for employer sponsored retirement plans.

●

Depending on the terms of your employer’s plan, RA and GRA premiums can be paid by your employer, you, or both. If you are paying some or all of the entire periodic premium, your contributions can be in either pre-tax dollars by salary reduction, or after-tax dollars by payroll deduction. You can also transfer accumulations from another investment choice under your employer’s plan to your RA Contract.

●

GRA premiums can come from only your employer or both you (through salary reduction) and your employer. Your GRA premiums can be from pre-tax or after-tax contributions. You cannot pay GRA premiums directly to TIAA; your employer must send them for you. As with RAs, you can transfer accumulations from another investment choice under your employer’s plan to your GRA Contract.

38	Prospectus ∎ TIAA Access

●	Your employer may offer you the option of making contributions in the form of after-tax Roth-style contributions, though you will not be able to take tax deductions for these contributions.

SRA (Supplemental Retirement Annuity) and GSRA (Group Supplemental Retirement Annuity): These contracts are used for voluntary tax-deferred annuity (“TDA”) plans.

●

SRA Contracts are issued directly to you; GSRA Contracts are issued through an agreement between your employer and TIAA. Generally, your employer pays premiums in pre-tax dollars through salary reduction. Although you cannot pay premiums directly, you can transfer amounts from other TDA plans.

●	Although your employer may offer you the option of making contributions in the form of after-tax Roth-style contributions, you will not be able to take tax deductions for these contributions.

Retirement Choice/Retirement Choice Plus Annuities: These contracts are very similar in operation to the GRAs and GSRAs, respectively, except that they are issued directly to your employer or your plan’s trustee.

●	Among other rights, the employer retains the right to transfer accumulations under these contracts to alternate funding vehicles.

GA (Group Annuity) and Institutionally-Owned GSRA: These contracts are used exclusively for employer retirement plans and are issued directly to your employer or your plan’s trustee.

●

Your employer pays premiums directly to TIAA. Your employer or the plan’s trustee may control the allocation of contributions and transfers to and from these contracts. If a GA or GSRA Contract is issued pursuant to your plan, the rules relating to transferring and withdrawing your money, receiving any annuity income or death benefits, and the timing of payments are determined by your plan. Ask your employer or plan administrator for more information.

State Regulatory Approval. Certain of these contracts may not currently be available in your state.

Contracts Can Differ Pursuant to State Laws. Contract terms and features may differ due to state laws and regulations. These differences may include, among other things, availability of certain Income Options, how frequently you can transfer into or out of investment accounts, or our ability to restrict transfers into or out of the investment accounts. You should review your contract along with this prospectus to understand the product features and charges under your contract.

Tax Deferral. You or your employer can purchase these contracts in connection with tax-qualified pension plans under IRC sections 401(a) and 403(a), and plans under IRC sections 403(b), 414(d), 415(m), 457(b), or 457(f). The tax advantages available with these contracts exist solely through one of these types of retirement plans. TIAA is not making any representation regarding the tax qualification status of any plan. In contrast to many variable annuities, because these contracts can invest in funds available to the general public, if the contracts are not issued or purchased

TIAA Access ∎ Prospectus	39

through one of these types of retirement plans, the taxes on gains will not be deferred. You should carefully consider the advantages and disadvantages of owning a variable annuity in a tax-qualified plan, as well as the costs and benefits of the contract (including the annuity income), before you purchase a contract in a tax-qualified plan.

Other Investment Options. In addition to the investment accounts described in this prospectus, you may also allocate money to the TIAA Real Estate Account and TIAA Traditional Annuity under the terms of this contract and if permitted by your employer’s plan. A companion CREF contract may have been issued to you when you received this contract offering the investment accounts. For more information about the TIAA Traditional Annuity, the TIAA Real Estate Account, or the CREF accounts, and particular funds and investment options offered under the terms of your plan, please see the applicable contracts and/or respective prospectuses for those investment options available by calling 800-842-2252.

Starting out

Generally, we will issue a contract when we receive a completed application or enrollment form in good order. “Good order” means actual receipt of the transaction request along with all information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes your complete application (or complete request for redemptions, transfers, withdrawals, or payment of death or other benefits) and any other information or supporting documentation we may require. With respect to purchase requests, “good order” also generally includes receipt of sufficient funds by us to effect the transaction. We may, at our sole discretion, determine whether any particular transaction request (including, among others, a purchase, redemption, or withdrawal request to pay benefits) is in good order and reserve the right to change or waive any good order requirement at any time either in general or with respect to a particular plan, contract or transaction.

If your application is incomplete and we do not receive the necessary information and signed application in good order within five business days of our receipt of the initial premium, we will return the initial premium at that time. In addition, it is also possible that, if we are unable to reach you to obtain additional or missing information relating to incomplete applications, or transaction requests that are not in good order, the transaction may be cancelled.

If we receive premiums from your employer and, where applicable, a completed application from you before we receive your specific allocation instructions (or if your allocation instructions violate employer plan restrictions or do not total 100%), we will invest all premiums remitted on your behalf in the default option that your employer has designated. It is possible that the default option will not be an investment account of the separate account but will be another investment option available under your plan. We consider your employer’s designation of a default option to be an instruction to us to allocate your premiums to that option as

40	Prospectus ∎ TIAA Access

described above. You should consult your plan documents or sales representative to determine your employer’s designated default option and to obtain information about that option.

Once we receive complete allocation instructions from you, we will follow your instructions for future premiums. However, if you want the premiums previously allocated to the default option (and earnings or losses on them) to be transferred to the options identified in your instructions, you must specifically request that we transfer these amounts from the default option to your investment option choices.

You may stop premiums at any time without notice to us and then resume without payment of any past due premium or penalty of any kind. Your right to apply distributions from other plans to your contract as direct rollovers under the IRC may be limited by the terms of your employer’s plan.

TIAA generally does not restrict the amount or frequency of payment of premiums to your contract, although we may in the future. Your employer’s retirement plan may limit your premium amounts. In addition, the IRC limits the total annual premiums you may invest in plans qualified for favorable tax treatment.

In most cases, we accept premiums to a contract during your accumulation period. Premiums will be credited to your contract as of the end of the business day in which we receive them at the location that we will designate by prior written notice, in good order and in accordance with procedures established by us or as required by law. Once your first premium has been paid, your contract cannot lapse or be forfeited for nonpayment of premiums. Note that we cannot accept credit cards, money orders, travelers checks or digital (including virtual or crypto) currencies (e.g., Bitcoin). In addition, we will not accept a third-party check where the relationship of the payor to the contract owner cannot be identified from the face of the check.

You may allocate your premiums among the investment accounts, the TIAA Traditional Annuity, and the TIAA Real Estate Account under the terms of the contract, and only as permitted under the terms of your employer’s plan. You may also transfer accumulations to the CREF accounts, and, in some cases, certain mutual funds, or other TIAA annuities, if the investment option is available under the terms of your employer’s plan. You should consider the investment objectives, risks, and charges and expenses of the CREF accounts, TIAA Real Estate Account and any mutual funds offered under the terms of your employer’s plan carefully before investing. This and other information, including a description of the risks involved in investing in the CREF accounts, TIAA Real Estate Account and the funds, are found in their respective prospectuses. The CREF accounts, TIAA Real Estate Account and the funds are described in separate prospectuses. You may obtain a prospectus, free of charge, by calling 877-518-9161. You should read the prospectus carefully before investing. For more information about the TIAA Traditional Annuity, you may obtain the applicable contracts by calling 800-842-2252.

To change your allocation choices for future premiums, you can:

●	write to TIAA at P.O. Box 1259, Charlotte, North Carolina 28201;

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●	call our Automated Telephone Service (24 hours a day) at 800-842-2252; or

●	use the TIAA website’s account access feature at tiaa.org.

When you allocate premiums to an investment account, the premiums are used to purchase accumulation units in that investment account. You may change your allocation for future premiums at any time. We will allocate your premiums according to the most recent valid instructions in a form acceptable to us (in good order) that we have received from you. Your employer’s plan may limit your right to allocate premiums to an investment account. We may stop accepting premiums to any or all investment accounts at any time.

Important information about procedures for opening a new account

To help the United States government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions, including us, to obtain, verify and record information that identifies each person who purchases a contract.

What this means for you: When you apply for a contract, we will ask for your name, street address (not a post office box), date of birth, Social Security number and other information, such as your home telephone number, that will allow us to identify you. Until you provide us with the information we need, we may not be able to issue a contract or effect any transactions for you.

In certain circumstances, we may be required to block a contract owner’s ability to make certain transactions and may refuse to accept any premium payments or requests for transfers, withdrawals, surrenders, annuitization, or death benefits, until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators without notice or consent.

Accumulation units

Determining the value of your contract—investment accounts

The premiums you allocate, or transfers you make, to the investment accounts purchase accumulation units. We calculate how many accumulation units to credit by dividing the amount allocated or transferred to the particular investment account by its accumulation unit value calculated at the close of the business day we receive your premium or completed transfer request in good order. For information regarding how we price your initial premium, see “Starting Out.” To determine how many accumulation units to subtract for transfers out and cash withdrawals, we use the unit value calculated at the close of the business day we receive your completed transaction request and all required information and documents in good order (unless you have chosen a later date).

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We arbitrarily set the initial value of each accumulation unit at $25. Subsequently, the value of the accumulation units will depend mainly on the investment experience of the underlying funds, although the accumulation unit value also reflects the deduction by TIAA of separate account expenses. We calculate the accumulation unit value at the close of each valuation day. We multiply the previous day’s accumulation unit value by the net investment factor for the pertinent investment account of the separate account. The net investment factor reflects, for the most part, changes in the net asset value of the shares of the fund held by the investment account, and investment income and capital gains distributed to the investment account. The gross investment factor is decreased by the separate account expense and risk charges.

An investment account’s net investment factor equals its gross investment factor minus the separate account charge incurred since the previous valuation day.

An investment account’s gross investment factor equals (a) divided by (b), as follows:

(a)	equals	(i):	the value of the fund shares in the investment account as of the close of the valuation day (net asset value per share times number of shares owned) excluding the net effect of contract owners’ transactions (i.e., premiums received, benefits paid, and transfers to and from the investment account) made during that day; plus

		(ii):	investment income and capital gains distributed to the investment account; less

		(iii):	any amount paid and/or reserved for tax liability resulting from the operation of the investment account since the previous valuation day.

(b)	equals	the value of the fund shares in the investment account as of the previous valuation day, including the net effect of contract owners’ transactions, made during the previous valuation day.

Number of Accumulation Units. The number of accumulation units in an investment account under your contract will be increased by:

●	any premiums you allocate to that investment account; and

●	any transfers you make to that investment account.

The number of accumulation units in an investment account under your contract will be decreased by:

●	the application of any accumulations to provide any form of benefit; and

●	any transfers or withdrawals from your accumulation in that investment account.

The increase or decrease in the number of your accumulation units on any valuation day is equal to the net dollar value of all transactions divided by the value of the investment account’s accumulation unit as of the end of the valuation day on which the transaction becomes effective.

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To change your investment allocations

To make a change to your future investment allocation percentages, you can write to TIAA at P.O. Box 1259, Charlotte, North Carolina 28201 or call 800-842-2252 or use the TIAA website’s account access feature at tiaa.org. You may be required to complete and return certain forms (in good order) to effect these transactions. If you have any questions, call us at 800-842-2252. To make specific transfers, see “How to Make Transfers and Withdraw Cash,” below.

How to transfer and withdraw your money

Generally, we allow you to move your money to and from the investment accounts and to make withdrawals from your contract. These options may be limited by the terms of your employer’s plan, by current tax law, or by the terms of your contract. Transfers from the investment accounts to the TIAA Traditional Annuity, to the TIAA Real Estate Account, to another TIAA annuity offered by your employer’s plan, to one of the CREF accounts or to funds offered under the terms of your plan must generally be in the amount of at least $1,000 (except for systematic transfers, which must be at least $100) or your entire accumulation, if less. These minimums may be reduced or eliminated in the future. Any such change will be applied uniformly across all contracts going forward. Cash withdrawals and transfers to other companies are not subject to a minimum amount, and we currently do not assess a fee for transfers or cash withdrawals. Note that a fund underlying an investment account may assess a fee for certain transfers or withdrawals or limit transfers in accordance with the fund’s policies. See the funds’ prospectuses for information on these restrictions.

Transfers and cash withdrawals are effective at the end of the business day we receive your request and all required documentation in good order. You can also choose to have transfers and withdrawals take effect at the end of any future business day. We may limit or modify transfer requests if we determine, in our sole opinion, that transfers are or would be harmful to the separate account or any investment account or would be to the disadvantage of other contract owners. (See “Market Timing/Excessive Trading Policy.”)

If you are married, and all or part of your accumulation is attributable to contributions made under:

A)	an employer plan subject to the Employment Retirement Income Security Act of 1974 (“ERISA”), or

B)

an employer plan that provides for spousal rights to benefits, then your rights to choose certain benefits are restricted by the rights of your spouse to benefits only to the extent required by the IRC or ERISA or the terms of your employer plan (see “Spouse’s Rights to Benefits”).

Systematic transfers and withdrawals

If your employer’s plan allows, you can set up a program to make cash withdrawals or transfers automatically by specifying that we withdraw or transfer

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from your accumulation any fixed number of accumulation units, dollar amount, or percentage of accumulation until you tell us to stop or until your accumulation is exhausted. Currently, the program must be set up so that internal transfers must be at least $100. In the future, we may eliminate this minimum transfer amount.

How to make transfers and withdraw cash

To request a transfer or to withdraw cash, you can:

●	write to TIAA at P.O. Box 1259, Charlotte, North Carolina 28201;

●	call our Automated Telephone Service (24 hours a day) at 800-842-2252; or

●	use the TIAA website’s account access feature at tiaa.org.

You may be required to complete and return certain forms (in good order) to effect these transactions. We can suspend or terminate your ability to transact by telephone, over the Internet, or by fax at any time, for any reason.

There may be tax law and/or plan restrictions on certain transfers. Before you transfer or withdraw cash, make sure you also understand the possible federal and other income tax consequences.

Transfers to and from other TIAA and CREF accounts and funds

Subject to your employer’s plan, current tax law or the terms of your contract, you can transfer some or all of your accumulation in the investment accounts to the TIAA Traditional Annuity, to the TIAA Real Estate Account, to another TIAA annuity offered by your employer’s plan, to one of the CREF accounts or to funds offered under the terms of your plan. We reserve the right to limit these transfers to once per quarter per investment account.

Subject to your employer’s plan, current tax law or the terms of your contract, you can also transfer some or all of your accumulation in the TIAA Traditional Annuity, in your CREF accounts or in the funds or TIAA annuities, such as TIAA Real Estate Account, to the investment accounts. Transfers from the TIAA Traditional Annuity to the investment accounts under RA, GRA, or Retirement Choice Contracts can only be effected over a period of time (up to ten annual installments) and may be subject to other limitations, as specified in your contract.

Accumulation that is transferred from investment accounts under this contract to the TIAA Traditional Annuity or the TIAA Real Estate Account remains part of this contract and part of the accumulation under the contract. Transfers to any other accounts which are not offered under the terms of this contract are no longer part of this contract and its accumulation. Any such transfers may be subject to limitations, as specified in your contract.

Such transfers must generally be in the amount of at least $1,000 (except for systematic transfers, which must be at least $100) or your entire accumulation, if less. These minimums may be reduced or eliminated in the future. Any such change will be applied uniformly across all contracts going forward. Because excessive

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transfer activity can hurt performance and other participants, we may further limit how often you transfer or otherwise modify the transfer privilege.

Transfers to other companies

Generally, you may transfer funds from the investment accounts to a company other than TIAA or CREF, subject to certain tax restrictions. This right may be limited by your employer’s plan. Roth amounts in a 403(b) or 401(a) plan can be rolled over only to another Roth account under such plan or to a Roth IRA, as permitted by applicable law and the terms of the plans.

Under the Retirement Choice and Retirement Choice Plus Contracts, your employer could transfer monies from an investment account and apply it to another investment option not offered under this contract, subject to the terms of your plan, and without your consent.

Transfers from other companies/plans

Subject to your employer’s plan and federal tax law, you can usually transfer or roll over money from another 403(b), 401(a)/403(a) or governmental 457(b) retirement plan to your TIAA contract. You may also roll over before-tax amounts in a Traditional IRA to 403(b) plans, 401(a)/403(a) plans or eligible governmental 457(b) plans, provided such employer plans agree to accept the rollover. Roth amounts in a 403(b) or 401(a) plan can only be rolled over to another Roth account under such plan or to a Roth IRA, as permitted by applicable law and the terms of the plans. Funds held by the sponsor of a private 457(b) plan can be transferred only to another private 457(b) plan sponsor. Accumulations in private 457(b) plans may not be rolled over to a qualified plan (e.g., a 401(a) plan), a 403(b) plan, a governmental 457(b) plan or an IRA.

Withdrawing cash

You may withdraw cash from your SRA or GSRA accumulation at any time during the accumulation period, provided federal tax law and the terms of your employer’s plan permit it (see below). Normally, you can’t withdraw money from your contract if you have already applied that money to begin receiving lifetime annuity income. Current federal tax law restricts your ability to make cash withdrawals from your accumulation under most voluntary salary reduction agreements. Withdrawals are generally available only if you reach age 59 1/2, leave your job, become disabled, or die, or if your employer terminates its retirement plan. If your employer’s plan permits, you may also be able to withdraw money if you encounter hardship, as defined by the IRS, but depending upon your employer’s plan type and provisions, hardship withdrawals might be from contributions only, and not investment earnings. You may be subject to a 10% penalty tax if you make a withdrawal before you reach age 59 1/2, unless an exception applies to your situation. For a discussion of changes to the hardship distribution rules, please see the section below entitled “Changes to hardship distribution rules.”

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Under current federal tax law, you are not permitted to withdraw from 457(b) plans earlier than the calendar year in which you reach age 70 1/2 for private plans, or leave your job or are faced with an unforeseeable emergency (as defined by law). For governmental 457(b) plans only, the minimum age for in-service withdrawals has been lowered to 59 1/2. There are generally no early withdrawal tax penalties if you withdraw under any of these circumstances (i.e., no 10% tax on distributions prior to age 59 1/2). If you’re married, you may be required by law or your employer’s plan to provide us advance written consent from your spouse before TIAA makes certain transactions on your behalf.

If you request a withdrawal, we will send the proceeds by check to the address of record, or by electronic funds transfer to the bank account on file if you have elected this method of payment. A letter of instruction with a signature guarantee is required if the withdrawal is sent to an address other than the address of record, or to an address of record that has been changed within either the last 14 or 30 calendar days, depending on the service model applicable to your plan. You may obtain a signature guarantee from some commercial or savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange. A notary public cannot provide a signature guarantee. Proceeds directed to a bank account not on file have restrictions that require completion of a verification process. Please contact us for further information.

We reserve the right to require a signature guarantee on any withdrawal.

Systematic withdrawals to pay financial advisor fees

If permitted by your employer’s plan, you may authorize a series of systematic withdrawals to pay the fees of a financial advisor. Such systematic withdrawals are subject to all provisions applicable to systematic withdrawals, except as otherwise described in this section.

One series of systematic withdrawals to pay financial advisor fees may be in effect at the same time that another series of systematic withdrawals is also in effect. Systematic withdrawals to pay financial advisor fees must be scheduled to be made quarterly only, on the first day of each calendar quarter. The amount withdrawn from each investment account must be specified in dollars or percentage of accumulation, and will be in proportion to the accumulations in each account at the end of the business day prior to the withdrawal. The financial advisor may request that we stop making withdrawals.

We reserve the right to determine the eligibility of financial advisors for this type of fee reimbursement.

Market timing/excessive trading policy

There are contract owners who may try to profit from transferring money back and forth among investment accounts in an effort to “time” the market. As money is shifted in and out of these investment accounts, we incur transaction costs and

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the underlying funds incur expenses for buying and selling securities. These costs are borne by all contract owners. In addition, if contract owners are able to take advantage of pricing inefficiencies, market timing can interfere with efficient portfolio management and dilute the value of the shares. The risk of pricing inefficiencies can be particularly acute for portfolios invested primarily in foreign securities, such as the TIAA-CREF Emerging Markets Equity Fund, the TIAA-CREF Emerging Markets Equity Index Fund, the TIAA-CREF International Equity Fund, the TIAA-CREF International Equity Index Fund, the TIAA-CREF International Opportunities Fund, the TIAA-CREF Social Choice International Equity Fund, the American Funds EuroPacific Growth Fund, the Delaware Emerging Markets Fund, the DFA Emerging Markets Portfolio, the Dodge & Cox International Stock Fund, the Lazard International Equity Portfolio, the MFS International Diversification Fund, the Templeton Global Bond Fund, the Vanguard® Emerging Markets Stock Index Fund, the Vanguard® FTSE All-World ex-US Small-Cap Index Fund, and the Vanguard® Total International Bond Index Fund.

We have adopted policies and procedures to discourage market timing activity and control certain transfer activity. We have the right to modify our policies and procedures at any time without advance notice. Under these policies and procedures, contract owners who make a transfer out of any one of the investment accounts available under the contract (other than the investment accounts that invest in the TIAA-CREF Money Market Fund and the TIAA-CREF Short-Term Bond Fund) will not be able to make electronic transfers (i.e., over the Internet, by telephone or by fax) back into that same investment account in that contract for 30 calendar days starting the day after the transfer. The electronic transfers that will be restricted under this policy do not include certain types of transactions like systematic withdrawals, systematic purchases, automatic rebalancing, death and hardship withdrawals, certain transactions made within a retirement or employee benefit plan, such as contributions, mandatory distributions, loans and plan sponsor-initiated transactions, and other types of transactions specified by TIAA management.

To the extent permitted by applicable law, we may reject, limit, defer or impose other conditions on transfers into or out of an investment account in order to curb frequent transfer activity to the extent that comparable limitations are imposed on the purchase, redemption or exchange of shares of any of the funds under the separate account.

If we regard the transfer activity as disruptive to an underlying fund’s efficient portfolio management, based on the timing or amount of the investment or because of a history of excessive trading by the investor, we may limit a contract owner’s ability to make transfers by telephone, fax or over the Internet. We may also stop doing business with financial advisors who engage in excessive transfer activity on behalf of their clients. Because we have discretion in applying these policies, it is possible that similar transaction activity could be handled differently due to surrounding circumstances.

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We seek to apply our market timing and other transfer policies uniformly to all contract owners. We reserve the right to waive these policies where management believes that the waiver is in the contract owners’ best interests and that imposition of the policy’s restrictions is not necessary to protect contract owners from the effects of short-term trading. Except as stated above, no exceptions are made with respect to the policies. This contract is not appropriate for market timing. You should not invest in this contract if you want to engage in market timing activity.

To the extent permitted by applicable law, we may not accept or we may defer transfers at any time when we are unable to purchase or redeem shares of any of the funds under the separate account.

Contract owners seeking to engage in market timing may deploy a variety of strategies to avoid detection, and, despite our efforts to discourage market timing, there is no guarantee that TIAA or its agents will be able to identify all market timers or curtail their trading practices. If we do not identify or curtail market timers, the value of account shares held by long-term participants may be diluted, transaction costs may increase, and there may be interference with the efficiency of portfolio management of the affected fund.

The funds available as investment options under the contract may have adopted their own policies and procedures with respect to market timing and excessive trading of their respective shares. Those funds’ market timing policies are described in their respective prospectuses. The policies and procedures of a fund may be different, and more or less restrictive, than our policies and procedures or the policies and procedures of other funds. While we reserve the right to enforce these policies and procedures, we may not have the contractual authority or the operational capacity to apply the market timing and excessive trading policies and procedures of the funds. However, we have entered into a written agreement, as required by SEC regulation, with each fund or its principal underwriter that obligates us to promptly provide to the fund certain information about the trading activity of individual contract owners, and to execute instructions from the fund to restrict or prohibit further purchases or transfers by specific contract owners who violate the market timing and excessive trading policies established by the fund upon request.

In addition, some funds may impose redemption fees on short-term trading (i.e., redemptions of fund shares within a certain number of days after purchase). The fund determines the amount of the redemption fee and the fee is retained by or paid to the fund assessing the redemption fee and not by TIAA. The redemption fee may affect the number and value of accumulation units transferred out of the investment account that invests in that fund and, therefore, may affect the investment account accumulation. We reserve the right to administer and collect any such redemption fees from your accumulation on behalf of the funds.

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Timing of payments to you

In general, we will make the following types of payments within seven calendar days after we have received all the information we need to process your request:

●	cash withdrawals;

●	transfers to TIAA (e.g., another TIAA annuity offered by your employer’s plan), CREF, funds, or to other companies;

●	payments under a fixed-period annuity; and

●	death benefits.

Each of these types of payments is described further below. The seven-day period may be extended under applicable law in certain circumstances, such as an SEC-recognized emergency. There may also be delays in making payments for other reasons (e.g., payments in connection with loans, or if you have requested a transfer to another company and we have not received information we need from that company, or if there is missing or incorrect information in forms required for income tax withholding and reporting purposes). Your payment may also be delayed if your request is not in “good order.” If you request that withdrawal proceeds from an investment account be transferred to another investment vehicle and there is a delay in the investment of those proceeds, you will not experience the investment performance of that investment vehicle during such a delay. In addition, if, pursuant to SEC rules, the TIAA-CREF Money Market Fund suspends payment of redemption proceeds in connection with a liquidation of the fund, or as a result of fund liquidity levels, we will delay payment of any transfer, partial withdrawal, surrender, or death benefit from the TIAA-CREF Money Market investment account until the fund pays redemption proceeds.

Receiving annuity income

The annuity period in general

You can partially or fully annuitize and receive an income stream from the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund. Participants with assets in the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund can directly annuitize from that investment account, or they can annuitize by transferring their assets into TIAA Traditional, TIAA Real Estate, or one of the CREF accounts. (TIAA Real Estate and the CREF accounts are described in separate prospectuses. You may obtain these prospectuses by calling 877-518-9161.) Participants in any other investment accounts who wish to annuitize can transfer their assets from their investment accounts into the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund or into TIAA Traditional, TIAA Real Estate, or one of the CREF accounts. Unless you opt for a lifetime annuity, generally you must be at least age 59 1/2 to begin receiving annuity income payments from your annuity contract free of a 10% early distribution penalty tax. Your employer’s plan may also restrict

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when you can begin income payments. Under the minimum distribution rules of the IRC, you generally must begin receiving some payments from your contract shortly after you reach the later of age 72 or you retire. For more information, see the discussion under “Taxes” below.

Also, under the terms of the contract, you can’t begin a one-life annuity after you reach age 90, nor may you begin a two-life annuity after either you or your annuity partner reach age 90.

Your income payments may be paid out through a variety of income options. You can pick a different income option for different portions of your accumulation, but once you have started payments you usually can’t change your income option or annuity partner for that payment stream.

Usually income payments are monthly. You can choose quarterly, semiannual, and annual payments as well. TIAA has the right to not make payments at any interval that would cause the initial payment to be less than $100. We will send your payments by mail to your home address or, on your request, by mail or electronic funds transfer to your bank.

For one-life annuities, two-life annuities, annuities for a fixed period, and Income Test Drive, your initial income payments are based on your accumulation on the last valuation day before the annuity starting date. Your payments change after the initial payment based on the investment account’s investment experience and the income change method you choose.

There are two income change methods for annuity payments: annual and monthly. Under the annual income change method, payments from the separate account change each May 1, based on the net investment results during the prior year (from the day following the last valuation day in March of the prior year through the last valuation day in March of the current year). Under the monthly income change method, payments change every month, based on the net investment results during the previous month. For the formulas used to calculate the amount of annuity payments, see “Annuity Payments.” The total value of your annuity payments may be more or less than your total premiums. TIAA reserves the right to modify or stop offering the annual or monthly income change methods.

Annuity starting date

Ordinarily, annuity payments begin on the date you designate as your annuity starting date, provided we have received all documentation in good order necessary for the income option you’ve picked. If something is missing, we will let you know and will defer your annuity starting date until we receive the missing items and/or information. You may designate any future date for your annuitization request, in accordance with our procedures and as long as it is one on which we process annuitizations. Your first annuity check may be delayed while we process your choice of income options and calculate the amount of your initial payment. Any premiums received within 70 days of the first of the month during which payments begin may be used to provide additional annuity income. Premiums received after

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70 days of the first of the month during which payments begin will remain in your accumulating annuity contract until you give us further instructions. For example, if your payments begin on March 15 and a premium is received on May 5, we will recalculate your payments (March 1 through May 5 totals 65 days) so you will receive additional annuity income. However, if your payments begin on March 15 and a premium is received on June 5 (March 1 through June 5 totals 96 days), then that premium would remain in the accumulation portion of the contract. Ordinarily, your first annuity payment can be made on any business day between the first and twentieth of any month.

Annuity income options

Both the number of annuity units you purchase and the amount of your income payments will depend on which income option(s) you pick. Your employer’s plan, tax law and ERISA may limit which income options you can use to receive income. Tax law may restrict your annuity options, depending on whom you name as second annuitant or beneficiary. Certain designated beneficiaries may need to receive payment of death benefits within ten years of the year of your death in order to satisfy required minimum distribution rules. For more information, see “Taxes.” Ordinarily, you will choose your income options shortly before you want payments to begin, but you can make or change your choice any time before your annuity starting date.

All of the income options provide variable payments, and the amount of income you receive depends in part on the investment experience of the investment accounts selected by you. The current options are:

●

One-Life Annuity with or without Guaranteed Period: Pays income as long as you live. If you opt for a guaranteed period (10, 15 or 20 years) and you die before it’s over, income payments will continue to your beneficiary until the end of the period. If you don’t opt for a guaranteed period, all payments end at your death—so, it’s possible for you to receive only one payment if you die less than a month after payments start. (The 15-year guaranteed period is not available under all contracts.)

●

Annuity for a Fixed Period: Pays income for a set number of years chosen by you. The available number of years for you to choose from varies by contract and this option is not available under all contracts.

●

Two-Life Annuities: Pays income to you as long as you live, then continues at either the same or a reduced level for the life of your annuity partner. There are four types of two-life annuity options, all available with or without a guaranteed period—Full Benefit to Survivor, Two-Thirds Benefit to Survivor, 75% Benefit to Annuity Partner and a Half-Benefit to Annuity Partner. Under the Two-Thirds Benefit to Survivor option, payments to you will be reduced upon the death of your annuity partner.

●	Minimum Distribution Option (“MDO”): Generally available only if you must begin annuity payments under the IRC minimum distribution requirements. Some

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employer plans allow you to elect this option earlier—contact TIAA for more information. The option, if elected, automatically pays an amount designed to fulfill the distribution requirements under federal tax law. The option is not available under all contracts. You must apply your entire accumulation under a contract if you want to use the MDO. It is possible that income under the MDO will cease during your lifetime. Prior to age 90, and subject to applicable plan and legal restrictions, you can apply any remaining part of an accumulation applied to the MDO to any other income option for which you’re eligible. Using the MDO will not affect your right to take a cash withdrawal of any accumulation not yet distributed (to the extent that a cash withdrawal was available to you under your contract and under the terms of your employer’s plan). This automatic payout option is not available under all contracts. Instead, for some contracts, required minimum distributions will be paid directly from those contracts pursuant to the terms of your employer’s plan.

For any of the income options described above, current federal tax law says that your guaranteed period can’t exceed the joint life expectancy of you and your beneficiary or annuity partner, and other IRC stipulations may make some income options unavailable to you. Other income options may become available in the future, subject to the terms of your retirement plan and relevant federal and state laws. We may stop offering certain income options in the future. For more information about any annuity option, please contact us.

Receiving Lump-Sum Payments (Retirement Transition Benefit): If your employer’s plan allows, you may be able to receive a single sum payment of up to 10% of the value of any part of an accumulation being converted to one-life or two-life annuity on the annuity starting date. Of course, if your employer’s plan allows cash withdrawals, you can take a larger amount (up to 100%) of your accumulation as a cash payment. The retirement transition benefit will be subject to current federal income tax requirements and possible early distribution penalties. See “Taxes.”

Income Test Drive: Income Test Drive is an optional feature that lets you try variable income payments for a 2-year period without making an irrevocable decision. You retain your accumulation units during the Income Test Drive, and payments made during the Income Test Drive are withdrawals from your accumulation units. Payments are calculated to approximate the amount you would receive under a one-life or two-life annuity for the income option and income change method you select, adjusted to reflect the Income Test Drive. If you decide to Income Test Drive your entire accumulation, any premiums received during the 2-year period will be applied to purchase accumulation units that will be used to increase your variable income payments.

You can change your mind during the Income Test Drive, and future payments will stop when you notify us of your decision prior to expiration of the 2-year period. If you die during the Income Test Drive, payments will stop, and the beneficiary named in your contract will be entitled to the remaining accumulation. At the end of the Income Test Drive, if you have not decided to stop payments, your remaining accumulation applied to the Income Test Drive feature will be converted to annuity

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units payable under the income option you chose when you started this feature. Once the conversion to annuity units takes place, it is irrevocable. If you decide before the end of the Income Test Drive that you want to begin annuity income payments immediately, you may do so subject to certain election procedures. The conversion of accumulation units to annuity units may result in annuity payments that are greater or less than the amount of the last payment during the Income Test Drive.

We may stop providing the Income Test Drive feature at any time. The Income Test Drive feature may not be available under the terms of your employer’s plan. For information about withdrawals from your contract, see “How to transfer and withdraw your money.”

Transfers during the annuity period

After you begin receiving annuity income from a one-life annuity, two-life annuity, or annuity for a fixed period, you can, subject to current tax law and the terms of your contract, transfer all or part of any annuity units (which determine annuity income payable) once each calendar quarter from the separate account into a “comparable annuity” payable from (i) another fund within the separate account (if available), (ii) a CREF account, (iii) the TIAA Real Estate Account, (iv) another TIAA annuity or (v) TIAA’s Traditional Annuity. You can also transfer annuity units from the CREF accounts or the TIAA Real Estate Account or another TIAA annuity into a comparable annuity payable from the separate account in accordance with the terms of your annuity contract. Comparable annuities are those which are payable under the same income option, and have the same first and second annuitant, and remaining guaranteed period.

We will process and credit your transfer on the business day we receive your request in good order. You can also choose to have a transfer take effect at the close of any future business day. Transfers under the annual income payment method will affect your annuity payments beginning on the May 1 following the March 31 which is on or after the effective date of the transfer. Transfers under the monthly income payment method and all transfers into the TIAA Traditional Annuity will affect your annuity payments beginning with the first payment due after the monthly payment valuation day that is on or after the transfer date. You can switch between the annual and monthly income change methods, and the switch will go into effect on the last valuation day in March. Although the payout streams are actuarially equivalent and there is no charge for engaging in such a transfer, it is possible that the new options may apply different mortality or interest assumptions, and could therefore result in variation between the initial payments from the new option and the payments that were being made out of the original option.

Annuity payments

You are the annuitant under the contract. This means if you choose a lifetime income option, annuity payments will continue for as long as you live. The amount of annuity payments we pay you or your beneficiary will depend upon the number

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and value of the annuity units payable. The number of annuity units is first determined on the day before the annuity starting date. The amount of the annuity payments will change according to the income change method chosen.

Under the annual income change method, the value of an annuity unit for payments is redetermined on March 31 of each year (or, if March 31 is not a valuation day, the immediately preceding valuation day). This date is called the “annual payment valuation day.” Annuity payments change beginning May 1. The change reflects the net investment experience of the separate account. The net investment experience for the twelve months following the annual payment valuation day will be reflected in the annuity unit value determined on the next year’s annual payment valuation day.

Under the monthly income change method, the value of an annuity unit for payments is determined on the payment valuation day, which is the 20th day of the month preceding the payment due date or, if the 20th is not a business day, the preceding business day. The monthly changes in the value of an annuity unit reflect the net investment experience of the separate account. The formulas for calculating the number and value of annuity units payable are described below.

TIAA reserves the right to modify or stop offering the annual or monthly income change methods.

Calculating the Number of Annuity Units Payable: When a participant or a beneficiary converts all or a portion of his or her accumulation into a one-life annuity, two-life annuity, or annuity for a fixed period, the number of annuity units payable from the separate account under an income change method is determined by dividing the value of the account accumulation to be applied to provide the annuity payments by the product of the annuity unit value for that income change method and an annuity factor. The annuity factor as of the annuity starting date is the value of an annuity in the amount of $1.00 per month beginning on the first day such annuity units are payable, and continuing for as long as such annuity units are payable.

The annuity factor will reflect interest assumed at the effective annual rate of 4%, and the mortality assumptions for the person(s) on whose life (lives) the annuity payments will be based. Mortality assumptions will be based on the then-current settlement mortality schedules for this separate account. Contract owners bear no mortality risk under their contracts—actual mortality experience will not reduce annuity payments after they have started. TIAA may change the mortality assumptions used to determine the number of annuity units payable for any future accumulations converted to provide annuity payments.

The number of annuity units payable under an income change method under your contract will be reduced by the number of annuity units you transfer out of that income change method under your contract. The number of annuity units payable will be increased by any internal transfers you make into that income change method under your contract.

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Value of Annuity Units: The investment account’s annuity unit value is calculated separately for each income change method for each valuation day. We assume an investment return of 4%. The annuity unit value for each income change method is determined by updating the annuity unit value from the previous valuation day to reflect the net investment performance of the account for the current valuation period relative to the 4% assumed investment return. In general, your payments will increase if the performance of the account is greater than 4% and decrease if the performance is less than 4%. The value is further adjusted to take into account any changes expected to occur in the future at revaluation either once a year or once a month, assuming the account will earn the 4% assumed investment return in the future.

The initial value of the annuity unit for a new annuitant is the value determined as of the valuation day before annuity payments start.

For participants under the annual income change method, the value of the annuity unit for payment remains level until the following May 1. For those who have already begun receiving annuity income as of March 31, the value of the annuity unit for payments due on and after the next succeeding May 1 is equal to the annuity unit value determined as of the last valuation day in March.

For participants under the monthly income change method, the value of the annuity unit for payments changes on the payment valuation day of each month for the payment due on the first of the following month.

TIAA reserves the right, subject to approval by the Board of Trustees, to modify the manner in which the number and/or value of annuity units is calculated in the future without notice.

Death benefits

Choosing beneficiaries

Subject to the terms of your employer’s plan, death benefits under TIAA contracts are payable to the beneficiaries you name. When you purchase your annuity contract, you name one or more beneficiaries to receive the death benefit if you die. You can generally change your beneficiaries any time before you die, and, unless you instruct otherwise, your annuity partner can do the same after your death. Changing beneficiaries may impact your annuity options, even for annuities that have already begun to make payments. Changes in tax laws may require certain designated beneficiaries to receive payment of death benefits within ten years of the year of your death in order to satisfy required minimum distribution rules. For more information, see “Taxes.”

Your spouse’s rights

Your choice of beneficiary for death benefits may, in some cases, be subject to the consent of your spouse. Similarly, if you are married at the time of your death, federal law may require a portion of the death benefit be paid to your spouse even if you have named someone else as beneficiary. If you die without having named any

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beneficiary, any portion of your death benefit not payable to your spouse will go to your estate.

Amount of death benefit

If you die during the accumulation period, the death benefit is the amount of your accumulation. If you and your annuity partner die during the annuity period while payments are still due under a fixed-period annuity or for the remainder of a guaranteed period, the death benefit is the present value, based on an effective annual interest rate of 4%, of the unit annuity payments due for the remainder of the period.

Payment of death benefit

To authorize payment and pay a death benefit, we must have received all necessary forms and documentation (in good order), including proof of death and the selection of the method of payment.

Every state has some form of unclaimed property laws that impose varying legal and practical obligations on insurers and, indirectly, on contract owners, insureds, beneficiaries and other payees of proceeds. Unclaimed property laws generally provide for escheatment to the state of unclaimed proceeds under various circumstances.

Contract owners are urged to keep their own, as well as their insureds’, beneficiaries’ and other payees’, information up to date, including full names, postal and electronic media addresses, telephone numbers, dates of birth, and Social Security numbers. Such updates should be communicated in writing to TIAA at P.O. Box 1259, Charlotte, NC 28201, by calling our Automated Telephone Service (24 hours a day) at 800-842-2252 or via tiaa.org.

Methods of payment of death benefits

Generally, you can choose for your beneficiary the method we will use to pay the death benefit, but few participants do this. If you choose a payment method, you can also prevent your beneficiaries from changing it. Most people leave the choice to their beneficiaries. We can prevent any choice if its initial payment is less than $25. If your beneficiary does not specifically instruct us to start paying death benefits within a year of your death, we may start making payments to them over five years using the fixed-period annuity method of payment. Changes in tax laws may require certain designated beneficiaries to receive payment of death benefits within ten years of your death in order to satisfy required minimum distribution rules. Your choice of beneficiary may limit your options with regard to payment of the death benefit. For more information, see “Taxes.”

Payments during accumulation period

Currently, the available methods of payment for death benefits from funds in the accumulation period are:

●	Single-Sum Payment, in which the entire death benefit is paid to your beneficiary at once;

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●	One-Life Annuity With or Without Guaranteed Period, in which the death benefit is paid for the life of the beneficiary or through the guaranteed period;

●	Annuity for a Fixed Period (only available for certain contracts), in which the death benefit is paid for a fixed number of years (subject to the terms of the contract); and

●

Minimum Distribution Payments, in which the beneficiary can elect to have payments made automatically in the amounts necessary to satisfy the Internal Revenue Code’s minimum distribution requirements. It is possible under this method that your beneficiary will not receive income for life.

Death benefits are usually paid monthly (unless you chose a single-sum method of payment), but your beneficiary can switch them to quarterly, semiannual or annual payments. Note that for Retirement Choice and Retirement Choice Plus contracts, beneficiaries may only receive either a single-sum payment or a one-life annuity (with or without a guaranteed period).

Payments during annuity period

If you and your annuity partner die during the annuity period, your beneficiary can choose to receive any remaining guaranteed periodic payments due under your contract (although required minimum distribution rules may require payment within ten years to avoid an excise tax). Alternatively, your beneficiary can choose to receive the commuted value of those payments in a single sum unless you have indicated otherwise. The amount of the commuted value will be different from the total of the periodic payments that would otherwise be paid.

Ordinarily, death benefits are subject to federal tax. If taken as a lump sum, death benefits would be taxed like complete withdrawals. If taken as annuity benefits, the death benefit would be taxed like annuity payments. For more information, see the discussion under “Taxes” below.

Employer plan fee withdrawals

Your employer may, in accordance with the terms of your plan, withdraw amounts from your accumulations under your Retirement Choice or Retirement Choice Plus contract, and, if your certificate so provides, under your GRA or GSRA, or GA contract, to pay fees associated with the administration of the plan. TIAA processes such fee withdrawals in accordance with the terms of the recordkeeping service agreement between TIAA and the plan sponsor. An employer plan fee withdrawal cannot be revoked after its effective date under the plan and will reduce the accumulation from which it is paid by the amount withdrawn.

Spouse’s rights to benefits

If you are married, and all or part of your accumulation is attributable to contributions made under:

A)	an employer plan subject to ERISA; or

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B)

an employer plan that provides for spousal rights to benefits, then, only to the extent required by the IRC or ERISA or the terms of your employer plan, will your rights to choose certain benefits be restricted by the rights of your spouse to benefits as follows:

●	Spouse’s survivor retirement benefit. If you are married on your annuity starting date, your income benefit must be paid under a two-life annuity with your spouse as second annuitant.

●

Spouse’s survivor death benefit. If you die before your annuity starting date and your spouse survives you, the payment of the death benefit to your named beneficiary may be subject to your spouse’s right to receive a death benefit. Under an employer plan subject to ERISA, your spouse has the right to a death benefit of at least 50% of any part of your accumulation attributable to contributions made under such a plan. Under an employer plan not subject to ERISA, your spouse may have the right to a death benefit in the amount stipulated in the plan.

Your spouse may consent to a waiver of his or her rights to these benefits.

Waiver of spouse’s rights

If you are married, and all or part of your accumulation is attributable to contributions made under:

A)	an employer plan subject to ERISA; or

B)

an employer plan that provides for spousal rights to benefits, then, only to the extent required by the IRC or ERISA or the terms of your employer plan, your spouse must consent to a waiver of his or her rights to survivor benefits before you can choose:

●	an income option other than a two-life annuity with your spouse as second annuitant; or

●	beneficiaries who are not your spouse for more than the percentage of the death benefit allowed by the employer plan; or

●	a lump-sum benefit.

In order to waive the rights to spousal survivor benefits, we must receive, in a form satisfactory to us, your spouse’s consent, or a satisfactory verification that your spouse cannot be located. A waiver of rights with respect to an income option or a lump-sum benefit must be made in accordance with the IRC and ERISA, or the applicable provisions of your employer plan. A waiver of the survivor death benefit may not be effective if it is made prior to the earlier of the plan year in which you reach age 35 or your severance from employment of your employer.

Verification of your marital status may be required, in a form satisfactory to us, for purposes of establishing your spouse’s rights to benefits or a waiver of these rights. (For more information about the definition of a “spouse,” see “Taxes—Definition of Spouse under Federal Law.”) You may revoke a waiver of your spouse’s rights to benefits at any time during your lifetime and before the annuity starting date. Your spouse may not revoke a consent to a waiver after the consent has been given.

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Charges

Separate account charges

We deduct charges each valuation day from the assets of each investment account for various services required to administer the separate account and the contracts and to cover certain insurance risks borne by us. The contract allows for total separate account charges (i.e., administrative expense and mortality and expense risk charges) of up to 2.00% of net assets of the investment accounts annually. The total separate account charges for payout annuities will not exceed 2.00% of net assets of the investment accounts annually. The current charges applicable to your contract are listed in the Summary at the beginning of this prospectus. While TIAA reserves the right to increase the separate account charges at any time (up to the 2.00% maximum), we will provide at least three months’ notice before any such increase.

Administrative Expense Charge. This daily charge is for administration and operations, such as allocating premiums and administering accumulations.

Mortality and Expense Risk Charge. We impose a daily charge as compensation for bearing certain mortality and expense risks in connection with the contract.

TIAA’s mortality risks come from its obligations to make annuity payments. We assume the risk of making annuity payments regardless of how long the annuitant(s) may live or whether the mortality experience of annuitants as a group is better than expected.

Our expense risk is the possibility that our actual expenses for administering and marketing the contract and for operating the separate account will be higher than the amount recovered through the administrative expense deduction.

If the mortality and expense risk charge allowed under the contract is not enough to cover our costs, we will absorb the deficit. On the other hand, if the charge more than covers costs, we will profit. We will pay a fee from our general account assets, which may include amounts derived from the mortality and expense risk charge, to Services, the principal distributor of the contract.

Other charges and expenses

Fund Expenses. Certain deductions and expenses of the underlying funds are paid out of the assets of the funds. These expenses include charges for investment advice, portfolio accounting, custody, and other services provided for the fund. The investment advisors are entitled to an annual fee based on a percentage of the average daily net assets of each fund. For more information on underlying fund deductions and expenses, please read the funds’ current prospectuses.

No Deductions from Premiums or Surrender Charge. The contract provides for no front-end charges and no surrender charge.

Premium Taxes. Some states assess premium taxes on the qualified annuity contract premiums paid under the contract (e.g. 403(b)). We will deduct the total

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amount of premium taxes, if any, from your accumulation based on current state insurance laws, subject to the provisions of your contract, and our status in the state. Generally, premium taxes range from 0% to 1%, on qualified annuity contract premiums depending on the state.

Taxes

This section offers general information concerning federal taxes. It does not cover every situation. Check with your tax advisor for more information.

This contract may be purchased only in connection with a tax-qualified retirement plan under IRC sections 401(a) and 403(a), and plans under IRC sections 403(b), 414(d), 415(m), 457(b), or 457(f). If the contract were to be purchased other than in connection with such a tax-qualified retirement plan, you would not receive the tax benefits normally associated with annuity contracts and you would be subject to current tax. The tax rules applicable to the contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a contract may be subject to the terms of the retirement plan itself, regardless of the terms of the contract. Adverse tax consequences may result if contributions, distributions, and other transactions with respect to the contract are not made or effected in compliance with the law. The following discussion assumes that the contract is issued in connection with one of the retirement plans listed above.

During the accumulation period, premiums paid in before-tax dollars, employer contributions and earnings attributable to these amounts are not taxed until they’re withdrawn. Annuity payments, single sum withdrawals, systematic withdrawals, and death benefits are usually taxed as ordinary income. Premiums paid in after-tax dollars are not taxable when withdrawn, but earnings attributable to these amounts are taxable unless those amounts are contributed as Roth contributions to a 401(a), 403(b), or governmental 457(b) plan and certain criteria are met before the amounts (and the income on the amounts) are withdrawn. Generally, rollovers between qualified retirement plans and transfers between 403(b) plans are not taxed. Transfers among the investment accounts also are not taxed.

Generally, contributions you can make under an employer’s plan are limited by federal tax law. Employee voluntary salary reduction contributions and Roth after-tax contributions to 403(b) and 401(k) plans are limited to $19,500 per year ($26,000 per year if you are age 50 or older). Certain long-term employees may be able to defer additional amounts in a 403(b) plan. Contact your tax advisor for more information.

The maximum contribution limit to a 457(b) nonqualified deferred compensation plan is the lesser of $19,500 or 100% of “includable compensation” (as defined by law). Special catch-up rules may permit a higher contribution in one or more of the last three years prior to an individual’s normal retirement age under the plan. The $19,500 limit is increased to $26,000 for employees of state and local governments who are age 50 or older.

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Note that the dollar amounts listed above are for 2021; different dollar limits may apply in future years.

Early Distributions: If you receive a distribution from any 401(a), 403(a), or 403(b) retirement plan before you reach age 59 1/2 and you do not roll over or directly transfer such distribution to an IRA or employer plan in accordance with federal tax law, you may have to pay an additional 10% early distribution tax on the taxable amount. In general, however, there is no penalty on distributions (1) made on or after the taxpayer reaches age 59 1/2, (2) made on or after the death of the contract owner, (3) attributable to the taxpayer’s becoming disabled, or (4) made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer. Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Early distributions from 457(b) plans are not subject to a 10% penalty tax unless, in the case of a governmental 457(b) plan, the distribution includes amounts rolled over to the plan from a 401(a), 403(a), or 403(b) plan. Consult your tax advisor for more information.

Minimum Distribution Requirements: The suspension of Required Minimum Distributions (RMD) for defined contribution plans and Traditional IRAs that was in effect during 2020, expired as of January 1, 2021. The RMD changes enacted by the Setting Every Community Up for Retirement Enhancement Act of 2019 (the “SECURE Act”) that were placed on hold in 2020 are now in effect.

In most cases, for individual employees who turn age 70 1/2 after December 31, 2019, payments from qualified contracts must begin by April 1 of the year after the year you reach age 72, or if later, by retirement. Other minimum distribution requirements apply to beneficiaries of deceased participants. Under the terms of certain retirement plans, the plan administrator may direct us to make the minimum distributions required by law even if you do not elect to receive them. In addition, if you do not begin distributions on time, you may be subject to a 50% excise tax on the amount you should have received but did not. You are responsible for requesting distributions that comply with the minimum distribution rules. Please consult your tax advisor for more information.

With respect to plan contract owner deaths after December 31, 2019, most non-spouse beneficiaries, as well as deaths of beneficiaries of beneficiaries dying after 2019, will no longer be able to satisfy the minimum distribution requirements by “stretching” payouts over life. Instead of payment over their life expectancy, the general rule requires full distribution to an individual non-spouse beneficiary within a 10-year period after the year of the participant’s death. Certain exceptions apply to “eligible designated beneficiaries” which include disabled and chronically ill individuals (or a trust for their benefit), a minor child of the participant until he or she reaches majority; and anyone else who is older than or not more than 10 years younger than the participant. This change applies to distributions to designated beneficiaries of individuals who die on and after January 1, 2020. After the first beneficiary dies, the 10 year distribution period would generally apply to the beneficiary of the first deceased beneficiary. The current law also applies to

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One-Life, Two-Life and Fixed Period annuities beginning payments after December 19, 2019. As of January, 2021, we are still waiting on further guidance from the IRS and Treasury on certain aspects of the new law. You should consult a tax advisor before selecting an income option or designating a beneficiary.

Withholding on Distributions: If we pay an “eligible rollover distribution” directly to you, federal law requires us to withhold 20% from the taxable portion. On the other hand, if we roll over such a distribution directly to an IRA or employer plan, we do not withhold any federal income tax. The 20% withholding also does not apply to certain types of distributions that are not considered eligible rollovers (noneligible rollover distributions), such as lifetime annuity payments, or minimum distribution payments.

For the taxable portion of noneligible rollover distributions, we will withhold federal income taxes unless you tell us not to and you are eligible to avoid withholding. However, if you tell us not to withhold but we do not have your taxpayer identification number on file, we still are required to deduct taxes. These rules also apply to distributions from governmental 457(b) plans. In general, all amounts received under a private 457(b) plan are taxable and are subject to federal income tax withholding as wages.

Annuity Purchases by Nonresident Non-citizens of the U.S. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax advisor regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.

Federal Estate, Gift and Generation-Skipping Transfer Taxes. While no attempt is being made to discuss in detail the federal estate tax implications of the contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary who survives the decedent is included in the decedent’s gross estate. Depending on the terms of the contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Under certain circumstances, the Code may impose a generation-skipping transfer (“GST”) tax when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS. For 2021, the federal estate tax, gift tax, and GST tax exemptions and

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maximum rates are $11,700,000, and 40%, respectively. The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

Hardship Distribution Rules. Current regulations relax several prior year restrictions on taking hardship distributions from defined contribution plans. Exceptions to the early withdrawal penalty rules include distributions made in cases of financial hardship or unforeseeable emergencies. Unlike loans, hardship withdrawals permanently reduce your account balance and are not repaid to the plan with interest. Current regulations eliminate the 6-month prohibition on contributions following a hardship distribution, and eliminate the requirement that contract owners take available plan loans before requesting hardship distributions. In addition, hardship withdrawals of earnings on 401(k) contributions are allowed, although earnings on 403(b) contributions remain ineligible for hardship withdrawals.

Qualified Birth or Adoption Distribution. Plan distributions (up to $5,000) from an IRA, 401(a), 403(a), 403(b), or a governmental eligible deferred compensation plan that are used to pay for expenses related to the birth or adoption of a child are penalty-free. The distribution must be made during the one-year period beginning on the date on which a child of the individual is born or on which the legal adoption is finalized. The $5,000 amount applies on an individual basis, so for a married couple, each spouse may receive a penalty-free distribution up to $5,000 for a qualified birth or adoption. Please consult your Plan documents for eligibility.

Definition of Spouse under Federal Law. A person who meets the definition of “spouse” under federal law may avail themselves to certain contractual rights and benefits. Any right of a spouse that is made available to continue the contract and all contract provisions relating to spouses and spousal continuation are available only to a person who meets the definition of “spouse” under federal law. IRS guidance provides that civil unions and domestic partnerships that may be recognized under state law are not marriages unless denominated as such. Consult a qualified tax advisor for more information on this subject.

Enacted Tax Legislation. The COVID-Related Tax Relief Act of 2020, the Taxpayer Certainly and Disaster Tax Relief Act of 2020, and the No Surprises Act, all part of the Consolidated Appropriations Act, 2021 (“CAA”), were all signed into law on December 27, 2020. The CAA contains numerous provisions related to retirement and health plans to provide emergency assistance and health care response for individuals, families and businesses affected by the coronavirus pandemic continuing into 2021.

The CAA includes relief under defined contribution plans (e.g., 401(a), 401(k), 403(b) and governmental 457(b) plans) with respect to plan loans and withdrawals for certain non-coronavirus related natural disasters. Retirement plan relief may apply when there is a presidentially declared “qualified disaster area” between January 1, 2020 and February 25, 2021. However, the term “qualified disaster

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area” does not include any area with respect to which such a major disaster has been so declared only by reason of COVID-19. Therefore the CAA’s retirement plan relief related to qualified disaster areas does not apply to COVID-19 only disaster areas. To take advantage of the disaster relief provided under the CAA, an individual must maintain a principal residence within the disaster area and must have sustained an economic loss due to the disaster. The disaster relief provided under the CAA applies to plans or annuity contracts that permit the disaster-related relief and consists of the following:

●

Qualified Disaster-Related Distributions. Qualified individuals may take a qualified disaster distribution from an eligible retirement plan account that does not exceed $100,000 (less amounts previously taken for the same qualified disaster from plans maintained in the same controlled group) without incurring an early-distribution tax. If taken, an individual may repay the distribution to a qualified retirement plan or Individual Retirement Account (IRA) within the three-year period beginning as of the date following the distribution date. Any amount repaid in this period is treated as a tax-free rollover. If the distribution is not repaid, the individual must pay tax on the distribution but may spread the taxable income over a period of three years.

●

Recontribution of Hardship Withdrawals for Home Purchases. Qualified individuals who requested a hardship withdrawal for the purpose of purchasing or constructing a primary residence in a qualified disaster area, and who were unable to use such hardship withdrawal due to such disaster, may recontribute the withdrawal under the CAA if made within a specified period of time.

●

Qualified Disaster-Related Loan Relief. For qualified disaster loans made to qualified individuals, the limit on the amount of a qualified disaster loan may be increased to the lesser of (1) 100% (up from 50%) of the qualified individual’s plan account balance or (2) $100,000 (up from $50,000). In addition, loan repayments scheduled during the disaster period and up to 180 days following the end of the disaster period may be delayed for one year (or until June 24, 2021, if later).

Please consult with your tax advisor regarding the 2021 due dates for your tax filings and the last date for making a 2020 IRA contribution.

Possible tax law changes. There is always the possibility that the tax treatment of your contract could change by legislation or otherwise. However, the timing and nature of legislative changes is uncertain. Consult a tax advisor with respect to legislative developments and their effect on the contract. We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.

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Special Rules for Withdrawals to Pay Advisory Fees: If you have arranged for us to pay advisory fees to your financial advisor from your accumulations, those partial withdrawals generally will not be treated as taxable distributions as long as:

●	the payment is for expenses that are ordinary and necessary;

●	the payment is made from a Section 401(a), 403(a), or 403(b) retirement plan;

●	your financial advisor’s payment is only made from the accumulations in your retirement plan, and not directly by you or anyone else, under the agreement with your financial advisor; and

●	once advisory fees begin to be paid from your retirement plan, you continue to pay those fees solely from your plan and not from any other source.

Such payments can only be made if permitted under your employer’s retirement plan.

Additional information

Financial Condition of TIAA: Many financial services companies, including insurance companies, have been facing challenges in the persistent low interest rate environment of the past decade. We are providing important information to help you understand how our contracts work and how our ability to meet our obligations affects your contract.

Assets in the Separate Account. You assume all of the investment risk for accumulations allocated to the investment accounts. Your accumulation in the investment accounts is part of the assets of the separate account. These assets are segregated and insulated from our general account, and may not be charged with liabilities arising from any other business that we may conduct. This means that your accumulated value allocated to the separate account should generally not be adversely affected by the financial condition of our general account. See “The Separate Account.”

Assets in the General Account. We issue insurance policies and financial products other than TIAA Access, and some of these products are supported by the assets in our general account (e.g., TIAA Traditional). These general account products are subject to our claims-paying ability.

Our Financial Condition. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet the contractual obligations of our general account. In order to meet our claims-paying obligations, we monitor our reserves so that we hold amounts required under state law to cover actual or expected contract and claims payments. However, it is important to note that there is no guarantee that we will always be able to meet our claims-paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s

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operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our general account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in market value of these investments.

Information from TIAA. TIAA provides recordkeeping and other plan-related services for many retirement plans and their participants investing in the separate account. A retirement plan sponsor typically agrees with TIAA on the services to be provided and a total price for providing these services to its plan and its participants. TIAA plan pricing arrangements can affect the overall costs of retirement plan investments for plan sponsors and participants. TIAA plan pricing arrangements are not reflected in the separate account charges described in this prospectus.

Special Risks Related to Cyber Security and Certain Business Continuity Risks. With the increased use of technologies such as the Internet to conduct business, we, any third party administrator, the underlying funds, intermediaries and other affiliated or third party service providers are susceptible to cyber security risks. In general, cyber security attacks can result from infection by computer viruses or other malicious software or from deliberate actions or unintentional events, including gaining unauthorized access through “hacking” or other means to digital systems, networks, or devices that are used to service our operations in order to misappropriate assets or sensitive information, corrupt data, or cause operational disruption. Cyber security attacks can also be carried out in a manner that does not require gaining unauthorized access, including by carrying out a “denial-of-service” attack on our or our service providers’ websites. In addition, authorized persons could inadvertently or intentionally release and possibly destroy confidential or proprietary information stored on our systems or the systems of our service providers.

Cyber security failures by us or any of our service providers, the underlying funds, or the issuers of securities in which the underlying funds invest, may result in disruptions to and impact business operations, and may adversely affect us and the value of your accumulation units. Such disruptions or impacts may result in: financial losses, interference with our processing of contract transactions, including the processing of orders from our website or with the underlying funds; interference with our ability to calculate unit values; barriers to trading and order processing; your inability to transact business with us; violations of applicable federal and state privacy or other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. We may incur additional, incremental costs to prevent and mitigate the risks of cyber security attacks or incidents in the future. We and participants could be negatively impacted by such cyber-attacks or incidents. Although we have established business continuity plans and risk-based processes and controls to address such cyber security risks, there are inherent limitations in such plans and systems in part due to the evolving nature of technology and cyber security attack tactics. As a result, it is possible that we or our service providers or the underlying funds will not

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be able to adequately identify or prepare for all cyber security attacks. In addition, we cannot directly control the cyber security plans or systems implemented by our service providers or the underlying funds.

We are exposed to risks related to natural and man-made disasters, such as storms, fires, earthquakes, public health crises and terrorist acts, which could adversely affect our ability to administer the contract. In the event that a natural or man-made disaster occurs, a significant number of our workforce or certain key personnel may be unable to fulfill their duties. In addition, system outages could impair our ability to operate effectively and impair our ability to process contract transactions or to calculate contract values. We outsource certain critical business functions to third parties and, in the event of a natural or man-made disaster, rely upon the successful implementation and execution of the business continuity planning of such entities. While we monitor the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond our control. If one or more of the third parties to whom we outsource such critical business functions experience operational failures, our ability to administer the contract could be impaired.

The COVID-19 pandemic has resulted in operational disruptions, as well as market volatility and general economic uncertainty. To address operational disruptions in connection with the COVID-19 pandemic, we have implemented business continuity plans so we can continue to provide services to our customers, even as many of our employees and the employees of our service providers continue to work remotely. While these efforts have been successful to date, we continue to be subject to risks that could negatively impact our operations, including system failure, mail delivery delays, unavailability of critical personnel due to illness or other reasons related to the pandemic, and disruptions to service providers.

How to Obtain More Information. We encourage both existing and prospective contract owners to read and understand our financial statements. Our financial statements, as well as the financial statements of the separate account, are located in the SAI. For a free copy of the SAI, simply call or write us at the phone number or address referenced earlier in this prospectus. In addition, the SAI is available on the SEC’s website at www.sec.gov.

Customer Complaints: Customer complaints may be directed to TIAA Customer Care, P.O. Box 1259, Charlotte, NC 28201, telephone 800-842-2252.

Choices and Changes: You may have to make certain choices or changes (e.g., changing your income option, making a cash withdrawal) by written notice in good order satisfactory to us and received at our home office or at some other location that we have specifically designated for that purpose. When we receive a notice of a change in beneficiary or other person named to receive payments, we will execute the change as of the date it was signed, even if the signer has died in the meantime. We execute all other changes as of the date received in good order.

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Telephone and Internet Transactions: You can use our Automated Telephone Service (“ATS”) or the TIAA website’s account access feature at www.tiaa.org to check your account balances, transfer between accounts or to TIAA, and allocate future contributions among the accounts and funds offered under your employer’s plan available to you through TIAA. You will be asked to enter your Personal Identification Number (“PIN”) and Social Security number for both systems. (You can establish a PIN by calling us.) Both the ATS and the TIAA website’s account access feature will lead you through the transaction process and TIAA will use reasonable procedures to confirm that instructions given online or by phone are genuine. If we use such procedures, we are not responsible for incorrect or fraudulent transactions. All transactions made over the ATS, Internet or by phone are electronically recorded.

To use the ATS, you need a touch-tone telephone. The toll-free number for the ATS is 800-842-2252. To use the Internet, go to the account access feature of the TIAA website at tiaa.org.

We can suspend or terminate your ability to transact by Internet or telephone at any time, for any reason.

Electronic Prospectuses: If you received this prospectus electronically and would like a paper copy, please call 877-518-9161 and we will send it to you.

Assigning Your Contract: Generally, neither you nor your beneficiaries can assign ownership of the contract to someone else.

Errors or Omissions: We reserve the right to correct any errors or omissions on any form, report, or statement that we send you.

Texas Optional Retirement Program Participants: If you are in the Texas Optional Retirement Program, you (or your beneficiary) can redeem some or all of your accumulation only if you retire, die, or leave your job in the state’s public institutions of higher education.

Householding: To lower expenses and eliminate duplicate documents sent to your home, we may mail only one copy of the TIAA prospectus and other required documents to your household, even if more than one participant lives there. If you prefer to continue to receive your own copy of any document, write or call us at 800-842-2252.

Distribution: We offer the contracts to the public on a continuous basis. We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering. The principal underwriter and distributor of the contracts is TIAA-CREF Individual & Institutional Services, LLC, a subsidiary of TIAA. Services is registered with the SEC as a broker-dealer and is a member of the Financial Industry Regulatory Authority (“FINRA”). Its address is 730 Third Avenue, New York, NY 10017. No commissions are paid to dealers as a percentage of purchase payments. Underwriting commissions are not paid to Services for distribution of the contracts. We pay Services a fee from our general account assets for sales of the contracts. We paid approximately $6,359,820.11, $5,960,445.60, and $5,622,775.11 in fees to Services for fiscal years 2020, 2019 and 2018

TIAA Access ∎ Prospectus	69

respectively, for distribution of the contracts. We intend to recoup any payments made to Services through fees and charges imposed under the contract.

Legal Proceedings: Neither the separate account, TIAA nor Services is involved in any legal action that we consider likely to have a material adverse effect on the separate account, the ability of TIAA to meet its obligations under the contracts, or the ability of Services to perform its contract with the separate account.

Statements and reports

You will receive a confirmation statement each time you make a transfer to, a transfer out, or a cash withdrawal from the separate account or among the investment accounts. The statement will show the date and amount of each transaction. However, if you are using an automatic investment plan, you will receive a statement confirming those transactions following the end of each calendar quarter.

If you have any accumulations in the separate account, you will be sent a statement each quarter which sets forth the following:

(1)	premiums paid during the quarter;

(2)	the number and dollar value of accumulation units in the investment accounts credited to you during the quarter and in total;

(3)	cash withdrawals, if any, from the investment accounts during the quarter; and

(4)	any transfers during the quarter.

You will also receive, at least semi-annually, reports (or notices regarding the availability of reports) containing the financial statements of the funds and a schedule of investments held by the funds.

70	Prospectus ∎ TIAA Access

Table of contents for the

Statement of Additional Information

Variable Annuity Payments	B-2

General Matters	B-2

State Regulation	B-3

Legal Matters	B-3

Experts	B-3

Additional Information	B-3

Management Related Service Contracts	B-3

Financial Statements	B-3

TIAA Access ∎ Prospectus	71

Appendix A: Separate account condensed financial information

Presented below is condensed financial information for the separate account for the periods indicated. The table shows per accumulation unit data for the investment accounts of the separate account offered in this prospectus. The data should be read in conjunction with the financial statements and other financial information included in the SAI. The SAI is available without charge upon request.

72	Prospectus ∎ TIAA Access

Separate account condensed financial information

TIAA Access

For the period ended December 31,

Period		Accumulation units outstanding, end of period (000)	Accumulation unit value, beginning of period	Accumulation unit value, end of period

TIAA-CREF Bond Index Fund Sub-Account
2020		13	$31.60	$33.81
2019		10	$29.28	$31.60
2018		12	$29.42	$29.28
2017		12	$28.58	$29.42
2016		15	$28.04	$28.58
2015		14	$28.01	$28.04
2014		16	$26.58	$28.01
2013		7	$27.34	$26.58
2012		2	$26.37	$27.34
2011	(b)	0	$25.00	$26.37

TIAA-CREF Core Bond Fund Sub-Account
2020		41	$42.15	$45.26
2019		47	$38.72	$42.15
2018		52	$39.04	$38.72
2017		41	$37.54	$39.04
2016		44	$36.18	$37.54
2015		42	$36.08	$36.18
2014		38	$34.24	$36.08
2013		34	$34.77	$34.24
2012		37	$32.54	$34.77
2011		34	$30.62	$32.54

TIAA-CREF Core Plus Bond Fund Sub-Account
2020		313	$42.43	$45.61
2019		320	$38.94	$42.43
2018		297	$39.21	$38.94
2017		221	$37.58	$39.21
2016		180	$36.06	$37.58
2015		88	$36.00	$36.06
2014		69	$34.18	$36.00
2013		46	$34.56	$34.18
2012		39	$32.01	$34.56
2011		26	$30.09	$32.01

TIAA Access ∎ Prospectus	73

Separate account condensed financial information

TIAA Access

For the period ended December 31,

Period		Accumulation units outstanding, end of period (000)		Accumulation unit value, beginning of period	Accumulation unit value, end of period

TIAA-CREF Emerging Markets Equity Fund Sub-Account
2020		18		$28.51	$33.56
2019		16		$22.27	$28.51
2018		18		$27.32	$22.27
2017		16		$18.87	$27.32
2016		13		$17.88	$18.87
2015		10		$20.61	$17.88
2014		8		$22.45	$20.61
2013		5		$22.63	$22.45
2012		2		$18.87	$22.63

TIAA-CREF Emerging Markets Equity Index Fund Sub-Account
2020		5		$27.08	$31.73
2019		6		$22.95	$27.08
2018		5		$26.98	$22.95
2017		9		$19.72	$26.98
2016		7		$17.84	$19.72
2015		6		$21.04	$17.84
2014		2		$21.83	$21.04
2013		0	^	$22.66	$21.83
2012		0	^	$19.19	$22.66
2011	(b)	0		$25.00	$19.19

TIAA-CREF Equity Index Fund Sub-Account
2020		103		$68.75	$82.69
2019		121		$52.77	$68.75
2018		118		$55.93	$52.77
2017		124		$46.39	$55.93
2016		71		$41.33	$46.39
2015		48		$41.33	$41.33
2014		24		$36.89	$41.33
2013		22		$27.77	$36.89
2012		21		$23.98	$27.77
2011		20		$23.85	$23.98

74	Prospectus ∎ TIAA Access

(continued)

For the period ended December 31,

Period	Accumulation units outstanding, end of period (000)	Accumulation unit value, beginning of period	Accumulation unit value, end of period

TIAA-CREF Growth & Income Fund Sub-Account
2020	168	$78.22	$93.86
2019	185	$60.34	$78.22
2018	193	$65.25	$60.34
2017	184	$52.88	$65.25
2016	160	$48.91	$52.88
2015	143	$47.48	$48.91
2014	153	$42.86	$47.48
2013	174	$32.05	$42.86
2012	190	$27.65	$32.05
2011	125	$26.98	$27.65

TIAA-CREF High-Yield Fund Sub-Account
2020	109	$56.12	$57.11
2019	111	$48.50	$56.12
2018	115	$50.06	$48.50
2017	115	$47.59	$50.06
2016	97	$41.03	$47.59
2015	58	$42.81	$41.03
2014	72	$41.96	$42.81
2013	66	$39.70	$41.96
2012	46	$34.86	$39.70
2011	31	$32.99	$34.86

TIAA-CREF Inflation-Linked Bond Fund Sub-Account
2020	11	$37.55	$40.41
2019	7	$35.39	$37.55
2018	10	$35.72	$35.39
2017	7	$35.27	$35.72
2016	8	$34.18	$35.27
2015	10	$34.90	$34.18
2014	7	$33.90	$34.90
2013	7	$37.31	$33.90
2012	7	$35.19	$37.31
2011	13	$31.19	$35.19

TIAA Access ∎ Prospectus	75

Separate account condensed financial information

TIAA Access

For the period ended December 31,

Period	Accumulation units outstanding, end of period (000)	Accumulation unit value, beginning of period	Accumulation unit value, end of period

TIAA-CREF International Equity Fund Sub-Account
2020	1058	$31.17	$35.94
2019	995	$25.42	$31.17
2018	872	$33.35	$25.42
2017	693	$25.20	$33.35
2016	514	$25.21	$25.20
2015	395	$25.63	$25.21
2014	323	$27.98	$25.63
2013	275	$22.66	$27.98
2012	218	$17.33	$22.66
2011	113	$22.77	$17.33

TIAA-CREF International Equity Index Fund Sub-Account
2020	927	$33.56	$36.13
2019	936	$27.68	$33.56
2018	858	$32.05	$27.68
2017	806	$25.69	$32.05
2016	680	$25.49	$25.69
2015	571	$25.73	$25.49
2014	552	$27.36	$25.73
2013	512	$22.53	$27.36
2012	452	$19.00	$22.53
2011	317	$21.72	$19.00

TIAA-CREF Large-Cap Growth Fund Sub-Account
2020	140	$89.48	$128.48
2019	116	$68.76	$89.48
2018	110	$69.04	$68.76
2017	79	$51.56	$69.04
2016	58	$52.24	$51.56
2015	41	$48.05	$52.24
2014	24	$43.40	$48.05
2013	24	$31.18	$43.40
2012	24	$26.78	$31.18
2011	13	$26.47	$26.78

76	Prospectus ∎ TIAA Access

(continued)

For the period ended December 31,

Period	Accumulation units outstanding, end of period (000)	Accumulation unit value, beginning of period	Accumulation unit value, end of period

TIAA-CREF Large-Cap Growth Index Fund Sub-Account
2020	48	$88.67	$122.19
2019	46	$65.36	$88.67
2018	61	$66.69	$65.36
2017	65	$51.50	$66.69
2016	51	$48.33	$51.50
2015	37	$45.97	$48.33
2014	30	$40.87	$45.97
2013	29	$30.79	$40.87
2012	23	$26.84	$30.79
2011	21	$26.29	$26.84

TIAA-CREF Large-Cap Value Fund Sub-Account
2020	511	$50.27	$51.84
2019	564	$39.20	$50.27
2018	684	$45.84	$39.20
2017	672	$40.92	$45.84
2016	610	$34.66	$40.92
2015	490	$36.53	$34.66
2014	415	$33.62	$36.53
2013	364	$25.12	$33.62
2012	265	$21.08	$25.12
2011	129	$22.45	$21.08

TIAA-CREF Large-Cap Value Index Fund Sub-Account
2020	249	$53.19	$54.49
2019	266	$42.27	$53.19
2018	257	$46.32	$42.27
2017	264	$40.95	$46.32
2016	306	$35.08	$40.95
2015	201	$36.64	$35.08
2014	98	$32.46	$36.64
2013	70	$24.64	$32.46
2012	47	$21.09	$24.64
2011	38	$21.12	$21.09

TIAA Access ∎ Prospectus	77

Separate account condensed financial information

TIAA Access

For the period ended December 31,

Period	Accumulation units outstanding, end of period (000)	Accumulation unit value, beginning of period	Accumulation unit value, end of period

TIAA-CREF Lifecycle Retirement Income Fund Sub-Account
2020	56	$44.60	$49.33
2019	70	$38.85	$44.60
2018	69	$40.59	$38.85
2017	52	$36.37	$40.59
2016	54	$34.45	$36.37
2015	25	$34.52	$34.45
2014	27	$33.18	$34.52
2013	19	$30.34	$33.18
2012	5	$27.33	$30.34
2011	8	$26.71	$27.33

TIAA-CREF Lifecycle 2010 Fund Sub-Account
2020	150	$46.84	$51.87
2019	157	$40.76	$46.84
2018	191	$42.61	$40.76
2017	131	$37.96	$42.61
2016	117	$35.90	$37.96
2015	96	$35.93	$35.90
2014	93	$34.50	$35.93
2013	77	$30.95	$34.50
2012	69	$27.59	$30.95
2011	38	$27.26	$27.59

TIAA-CREF Lifecycle 2015 Fund Sub-Account
2020	208	$47.41	$52.77
2019	231	$40.88	$47.41
2018	240	$42.96	$40.88
2017	219	$37.90	$42.96
2016	181	$35.78	$37.90
2015	174	$35.79	$35.78
2014	216	$34.31	$35.79
2013	192	$30.25	$34.31
2012	146	$26.78	$30.25
2011	105	$26.70	$26.78

78	Prospectus ∎ TIAA Access

(continued)

For the period ended December 31,

Period	Accumulation units outstanding, end of period (000)	Accumulation unit value, beginning of period	Accumulation unit value, end of period

TIAA-CREF Lifecycle 2020 Fund Sub-Account
2020	540	$48.11	$53.82
2019	561	$41.03	$48.11
2018	573	$43.47	$41.03
2017	449	$37.77	$43.47
2016	387	$35.58	$37.77
2015	330	$35.59	$35.58
2014	323	$34.09	$35.59
2013	285	$29.39	$34.09
2012	162	$25.76	$29.39
2011	81	$25.95	$25.76

TIAA-CREF Lifecycle 2025 Fund Sub-Account
2020	730	$49.06	$55.40
2019	715	$41.26	$49.06
2018	712	$44.11	$41.26
2017	525	$37.74	$44.11
2016	426	$35.43	$37.74
2015	347	$35.46	$35.43
2014	319	$33.97	$35.46
2013	247	$28.60	$33.97
2012	167	$24.85	$28.60
2011	80	$25.29	$24.85

TIAA-CREF Lifecycle 2030 Fund Sub-Account
2020	700	$49.75	$56.73
2019	677	$41.21	$49.75
2018	684	$44.55	$41.21
2017	487	$37.54	$44.55
2016	396	$35.13	$37.54
2015	318	$35.16	$35.13
2014	252	$33.73	$35.16
2013	203	$27.75	$33.73
2012	138	$23.92	$27.75
2011	77	$24.60	$23.92

TIAA Access ∎ Prospectus	79

Separate account condensed financial information

TIAA Access

For the period ended December 31,

Period	Accumulation units outstanding, end of period (000)	Accumulation unit value, beginning of period	Accumulation unit value, end of period

TIAA-CREF Lifecycle 2035 Fund Sub-Account
2020	768	$51.28	$58.96
2019	716	$41.87	$51.28
2018	684	$45.73	$41.87
2017	523	$37.93	$45.73
2016	455	$35.44	$37.93
2015	333	$35.51	$35.44
2014	292	$34.08	$35.51
2013	248	$27.44	$34.08
2012	166	$23.49	$27.44
2011	76	$24.42	$23.49

TIAA-CREF Lifecycle 2040 Fund Sub-Account
2020	760	$53.13	$61.59
2019	701	$42.85	$53.13
2018	675	$47.26	$42.85
2017	542	$38.62	$47.26
2016	468	$36.00	$38.62
2015	341	$36.13	$36.00
2014	293	$34.68	$36.13
2013	248	$27.58	$34.68
2012	168	$23.57	$27.58
2011	99	$24.56	$23.57

TIAA-CREF Lifecycle 2045 Fund Sub-Account
2020	768	$51.77	$60.46
2019	679	$41.31	$51.77
2018	619	$45.91	$41.31
2017	467	$37.30	$45.91
2016	364	$34.67	$37.30
2015	238	$34.79	$34.67
2014	202	$33.40	$34.79
2013	143	$26.58	$33.40
2012	93	$22.71	$26.58
2011	42	$23.67	$22.71

80	Prospectus ∎ TIAA Access

(continued)

For the period ended December 31,

Period		Accumulation units outstanding, end of period (000)		Accumulation unit value, beginning of period	Accumulation unit value, end of period

TIAA-CREF Lifecycle 2050 Fund Sub-Account
2020		743		$51.43	$60.13
2019		613		$40.94	$51.43
2018		554		$45.61	$40.94
2017		431		$36.93	$45.61
2016		332		$34.32	$36.93
2015		195		$34.41	$34.32
2014		151		$33.05	$34.41
2013		104		$26.30	$33.05
2012		62		$22.47	$26.30
2011		27		$23.41	$22.47

TIAA-CREF Lifecycle 2055 Fund Sub-Account
2020		169		$51.11	$59.79
2019		104		$40.63	$51.11
2018		66		$45.28	$40.63
2017		29		$36.61	$45.28
2016		9		$33.97	$36.61
2015		3		$34.08	$33.97
2014		2		$32.73	$34.08
2013		1		$26.05	$32.73
2012	(c)	0	^	$25.22	$26.05

TIAA-CREF Lifecycle 2060 Fund Sub-Account
2020		76		$35.63	$41.77
2019		40		$28.25	$35.63
2018		15		$31.55	$28.25
2017		4		$25.48	$31.55
2016	(e)	0	^	$24.58	$25.48

TIAA-CREF Mid-Cap Growth Fund Sub-Account
2020		134		$70.87	$102.54
2019		131		$53.37	$70.87
2018		142		$58.39	$53.37
2017		128		$46.47	$58.39
2016		121		$45.78	$46.47
2015		103		$46.28	$45.78
2014		92		$43.15	$46.28
2013		94		$31.69	$43.15
2012		113		$26.99	$31.69
2011		60		$28.60	$26.99

TIAA Access ∎ Prospectus	81

Separate account condensed financial information

TIAA Access

For the period ended December 31,

Period		Accumulation units outstanding, end of period (000)	Accumulation unit value, beginning of period	Accumulation unit value, end of period

TIAA-CREF Mid-Cap Value Fund Sub-Account
2020		412	$55.45	$52.89
2019		430	$43.84	$55.45
2018		474	$51.30	$43.84
2017		456	$46.37	$51.30
2016		518	$39.67	$46.37
2015		449	$42.11	$39.67
2014		410	$37.48	$42.11
2013		382	$28.40	$37.48
2012		364	$24.47	$28.40
2011		275	$25.13	$24.47

TIAA-CREF Money Market Fund Sub-Account
2020		58	$26.85	$26.85
2019		44	$26.42	$26.85
2018		48	$26.09	$26.42
2017		33	$26.01	$26.09
2016		2	$26.05	$26.01
2015		2	$26.16	$26.05
2014		8	$26.28	$26.16
2013		9	$26.39	$26.28
2012		8	$26.50	$26.39
2011		9	$26.61	$26.50

TIAA-CREF Quant Small-Cap Equity Fund Sub-Account
2020		227	$58.45	$65.64
2019		269	$47.40	$58.45
2018	(q)	317	$54.09	$47.40
2017		316	$47.24	$54.09
2016		285	$39.55	$47.24
2015		192	$39.67	$39.55
2014		174	$37.27	$39.67
2013		139	$26.75	$37.27
2012		145	$23.55	$26.75
2011		84	$24.62	$23.55

82	Prospectus ∎ TIAA Access

(continued)

For the period ended December 31,

Period	Accumulation units outstanding, end of period (000)	Accumulation unit value, beginning of period	Accumulation unit value, end of period

TIAA-CREF Real Estate Securities Fund Sub-Account
2020	511	$46.43	$46.83
2019	511	$35.58	$46.43
2018	488	$37.24	$35.58
2017	395	$33.31	$37.24
2016	359	$32.06	$33.31
2015	253	$30.78	$32.06
2014	207	$24.13	$30.78
2013	167	$23.83	$24.13
2012	134	$20.03	$23.83
2011	82	$18.81	$20.03

TIAA-CREF S&P 500 Index Fund Sub-Account
2020	102	$69.11	$81.42
2019	107	$52.83	$69.11
2018	120	$55.54	$52.83
2017	129	$45.81	$55.54
2016	99	$41.14	$45.81
2015	82	$40.77	$41.14
2014	80	$36.05	$40.77
2013	64	$27.38	$36.05
2012	43	$23.73	$27.38
2011	28	$23.37	$23.73

TIAA-CREF Short-Term Bond Fund Sub-Account
2020	103	$33.76	$34.81
2019	86	$32.53	$33.76
2018	94	$32.20	$32.53
2017	107	$31.75	$32.20
2016	87	$31.25	$31.75
2015	86	$31.09	$31.25
2014	95	$30.92	$31.09
2013	86	$30.95	$30.92
2012	79	$29.97	$30.95
2011	79	$29.34	$29.97

TIAA Access ∎ Prospectus	83

Separate account condensed financial information

TIAA Access

For the period ended December 31,

Period		Accumulation units outstanding, end of period (000)		Accumulation unit value, beginning of period	Accumulation unit value, end of period

TIAA-CREF Small-Cap Blend Index Fund Sub-Account
2020		445		$59.74	$71.46
2019		423		$47.80	$59.74
2018		369		$53.86	$47.80
2017		261		$47.11	$53.86
2016		269		$38.93	$47.11
2015		245		$40.79	$38.93
2014		216		$38.97	$40.79
2013		208		$28.16	$38.97
2012		120		$24.26	$28.16
2011		106		$25.42	$24.26

TIAA-CREF Social Choice Equity Fund Sub-Account
2020		324		$66.47	$79.63
2019		287		$50.78	$66.47
2018		223		$54.00	$50.78
2017		134		$44.85	$54.00
2016		107		$39.69	$44.85
2015		79		$40.85	$39.69
2014		81		$36.89	$40.85
2013		84		$27.58	$36.89
2012		50		$24.30	$27.58
2011		36		$24.42	$24.30

American Funds EuroPacific Growth Fund (Class R-6) Sub-Account
2020		32		$44.33	$55.28
2019		35		$34.95	$44.33
2018		44		$41.26	$34.95
2017	(o)	38		$31.61	$41.26
2016		28		$31.43	$31.61
2015		26		$31.75	$31.43
2014		16		$32.66	$31.75
2013		13		$27.22	$32.66
2012		0	^	$22.86	$27.22
2011		0		$26.50	$22.86

84	Prospectus ∎ TIAA Access

(continued)

For the period ended December 31,

Period		Accumulation units outstanding, end of period (000)	Accumulation unit value, beginning of period	Accumulation unit value, end of period

American Funds Washington Mutual Investors (Class R-6) Sub-Account
2020		5	$65.79	$70.79
2019		5	$52.48	$65.79
2018		5	$54.16	$52.48
2017	(o)	3	$45.14	$54.16
2016		3	$39.89	$45.14
2015		1	$40.04	$39.89
2014		1	$36.07	$40.04
2013		0	$27.40	$36.07
2012		0	$24.40	$27.40
2011		0	$22.84	$24.40

DFA Emerging Markets Portfolio (Institutional Class) Sub-Account
2020		49	$27.61	$31.30
2019		57	$23.90	$27.61
2018		65	$27.80	$23.90
2017		58	$20.44	$27.80
2016		50	$18.32	$20.44
2015		33	$21.86	$18.32
2014		15	$22.34	$21.86
2013		5	$23.16	$22.34
2012		4	$19.53	$23.16
2011	(b)	0	$25.00	$19.53

Dodge & Cox International Stock Fund Sub-Account
2020		17	$34.08	$34.63
2019		20	$27.88	$34.08
2018		32	$34.15	$27.88
2017		44	$27.67	$34.15
2016		40	$25.68	$27.67
2015		42	$29.10	$25.68
2014		27	$29.21	$29.10
2013		14	$23.23	$29.21
2012		6	$19.28	$23.23
2011	(b)	0	$25.00	$19.28

TIAA Access ∎ Prospectus	85

Separate account condensed financial information

TIAA Access

For the period ended December 31,

Period		Accumulation units outstanding, end of period (000)	Accumulation unit value, beginning of period	Accumulation unit value, end of period

T. Rowe Price® Large-Cap Growth Fund (I Class) Sub-Account
2020		27	$101.24	$140.65
2019		32	$79.14	$101.24
2018		34	$76.21	$79.14
2017		22	$55.54	$76.21
2016		13	$54.25	$55.54
2015		17	$49.50	$54.25
2014		13	$45.74	$49.50
2013		12	$31.81	$45.74
2012		14	$27.18	$31.81
2011		12	$27.69	$27.18

Vanguard Emerging Markets Stock Index Fund (Institutional Shares) Sub-Account
2020		33	$26.96	$30.94
2019		29	$22.50	$26.96
2018		24	$26.45	$22.50
2017	(f)	24	$20.21	$26.45
2016		17	$18.17	$20.21
2015		15	$21.56	$18.17
2014	(d)	18	$21.54	$21.56
2013		13	$22.78	$21.54
2012		5	$19.26	$22.78
2011	(b)	0	$25.00	$19.26

Vanguard Explorer Fund (Admiral Shares) Sub-Account
2020		31	$61.52	$80.52
2019		28	$47.03	$61.52
2018		19	$48.40	$47.03
2017	(g)	12	$39.50	$48.40
2016		10	$35.32	$39.50
2015		10	$37.09	$35.32
2014		10	$35.85	$37.09
2013		7	$24.95	$35.85
2012		6	$21.81	$24.95
2011	(b)	0	$25.00	$21.81

86	Prospectus ∎ TIAA Access

(continued)

For the period ended December 31,

Period		Accumulation units outstanding, end of period (000)		Accumulation unit value, beginning of period	Accumulation unit value, end of period

Vanguard Intermediate-Term Treasury Fund (Admiral Shares) Sub-Account
2020		9		$30.38	$32.75
2019		10		$28.68	$30.38
2018		8		$28.49	$28.68
2017	(g)	8		$28.15	$28.49
2016		9		$27.95	$28.15
2015		7		$27.65	$27.95
2014		7		$26.63	$27.65
2013		4		$27.60	$26.63
2012		5		$27.00	$27.60
2011	(b)	0	^	$25.00	$27.00

Vanguard Selected Value Fund (Investor Shares) Sub-Account
2020		6		$53.58	$56.46
2019		7		$41.55	$53.58
2018		11		$52.00	$41.55
2017		14		$43.71	$52.00
2016		14		$37.74	$43.71
2015		14		$39.41	$37.74
2014		13		$37.22	$39.41
2013		2		$26.32	$37.22
2012		1		$22.94	$26.32
2011	(b)	0		$25.00	$22.94

Vanguard Small-Cap Value Index Fund (Institutional Shares) Sub-Account
2020		40		$54.17	$57.09
2019		47		$44.31	$54.17
2018		72		$50.71	$44.31
2017	(h)	78		$45.56	$50.71
2016		53		$36.72	$45.56
2015		42		$38.73	$36.72
2014		23		$35.24	$38.73
2013		10		$25.95	$35.24
2012		9		$21.99	$25.95
2011	(b)	0		$25.00	$21.99

TIAA Access ∎ Prospectus	87

Separate account condensed financial information TIAA Access	(concluded)

For the period ended December 31,

Period		Accumulation units outstanding, end of period (000)	Accumulation unit value, beginning of period	Accumulation unit value, end of period

Vanguard Wellington Fund (Admiral Shares) Sub-Account
2020		68	$52.11	$57.43
2019		73	$42.69	$52.11
2018		89	$44.37	$42.69
2017	(g)	101	$38.82	$44.37
2016		82	$35.13	$38.82
2015		65	$35.27	$35.13
2014		50	$32.26	$35.27
2013		35	$27.08	$32.26
2012		25	$24.16	$27.08
2011	(b)	0	$25.00	$24.16

Western Asset Core Plus Bond Fund (Class IS) Sub-Account
2020		123	$47.92	$52.24
2019		122	$42.85	$47.92
2018		162	$43.68	$42.85
2017	(p)	171	$41.02	$43.68
2016		89	$39.32	$41.02
2015		62	$38.98	$39.32
2014		41	$36.36	$38.98
2013		35	$36.91	$36.36
2012		27	$34.20	$36.91
2011		20	$32.19	$34.20

^	Less than $1,000.
(b)	Sub-Account commenced operations May 1, 2011.
(c)	Sub-Account commenced operations November 5, 2012.
(d)	Effective October 24, 2014 all shares of the underlying mutual fund converted from the Signal share class to the Admiral share class.
(e)	Sub-Account commenced operations August 3, 2016.
(f)	Effective January 20, 2017 all shares of the underlying mutual fund converted from the Admiral shares class to the Institutional share class.
(g)	Effective January 20, 2017 all shares of the underlying mutual fund converted from the Investor shares class to the Admiral share class.
(h)	Effective January 20, 2017 all shares of the underlying mutual fund converted from the Investor shares class to the Institutional share class.
(o)	Effective June 30, 2017 all shares of the underlying mutual fund converted from the R-5 share class to the R-6 share class.
(p)	Effective June 30, 2017 all shares of the underlying mutual fund converted from the Class I share class to the Class IS share class.
(q)	Effective August 1, 2018 the TIAA-CREF Small-Cap Equity Fund changed its name to TIAA-CREF Quant Small-Cap Equity Fund.

88	Prospectus ∎ TIAA Access

PROSPECTUS — LEVEL 4

MAY 1, 2021

TIAA Access

Individual and group variable annuity contracts funded through TIAA Separate Account VA-3 of Teachers Insurance and Annuity Association of America

This prospectus describes TIAA Access individual and group variable annuity contracts funded through the TIAA Separate Account VA-3 (the “separate account”). Before you invest, please read this prospectus carefully, along with the accompanying prospectuses for the funds, and keep them for future reference.

The separate account is a segregated investment account of Teachers Insurance and Annuity Association of America (“TIAA,” “we,” or “us”). The separate account provides individual and group variable annuities for employees of colleges, universities, other educational and research organizations, and other governmental and nonprofit institutions. Its main purpose is to invest funds for your retirement based on your choice of investment accounts. You can partially or fully annuitize and receive an income stream from the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund. See “Receiving Annuity Income” for other annuitization options.

More information about the separate account is on file with the Securities and Exchange Commission (“SEC”) in a Statement of Additional Information (“SAI”), dated May 1, 2021. You can request this document by writing us at our home office located at 730 Third Avenue, New York, New York 10017-3206 (attention: TIAA Imaging Services), or by calling 877-518-9161. The SAI, as supplemented from time to time, is incorporated by reference into this prospectus; that means it is legally part of the prospectus. The SAI’s table of contents is at the end of this prospectus. The SEC maintains a website (www.sec.gov) that contains the SAI and material incorporated by reference into this prospectus and other information regarding the separate account.

The SEC has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

You may allocate premiums to investment accounts of the separate account, and each investment account, in turn, invests in one of the following mutual funds:

The Institutional Class of the following TIAA-CREF Funds:

∎	TIAA-CREF Bond Index Fund
∎	TIAA-CREF Core Bond Fund
∎	TIAA-CREF Core Impact Bond Fund
∎	TIAA-CREF Core Plus Bond Fund
∎	TIAA-CREF Emerging Markets Equity Fund
∎	TIAA-CREF Emerging Markets Equity Index Fund
∎	TIAA-CREF Equity Index Fund
∎	TIAA-CREF Growth & Income Fund
∎	TIAA-CREF High-Yield Fund
∎	TIAA-CREF Inflation-Linked Bond Fund
∎	TIAA-CREF International Equity Fund
∎	TIAA-CREF International Equity Index Fund
∎	TIAA-CREF International Opportunities Fund
∎	TIAA-CREF Large-Cap Growth Fund
∎	TIAA-CREF Large-Cap Growth Index Fund
∎	TIAA-CREF Large-Cap Value Fund
∎	TIAA-CREF Large-Cap Value Index Fund
∎	TIAA-CREF Lifecycle Funds
•	Lifecycle Retirement Income Fund
•	Lifecycle 2010 Fund
•	Lifecycle 2015 Fund
•	Lifecycle 2020 Fund
•	Lifecycle 2025 Fund
•	Lifecycle 2030 Fund
•	Lifecycle 2035 Fund
•	Lifecycle 2040 Fund
•	Lifecycle 2045 Fund
•	Lifecycle 2050 Fund
•	Lifecycle 2055 Fund
•	Lifecycle 2060 Fund
•	Lifecycle 2065 Fund
∎	TIAA-CREF Lifecycle Index Funds
•	Lifecycle Index Retirement Income Fund
•	Lifecycle Index 2010 Fund

(list of Funds is continued on page 2)

•	Lifecycle Index 2015 Fund
•	Lifecycle Index 2020 Fund
•	Lifecycle Index 2025 Fund
•	Lifecycle Index 2030 Fund
•	Lifecycle Index 2035 Fund
•	Lifecycle Index 2040 Fund
•	Lifecycle Index 2045 Fund
•	Lifecycle Index 2050 Fund
•	Lifecycle Index 2055 Fund
•	Lifecycle Index 2060 Fund
•	Lifecycle Index 2065 Fund
∎	TIAA-CREF Mid-Cap Growth Fund
∎	TIAA-CREF Mid-Cap Value Fund
∎	TIAA-CREF Money Market Fund
∎	TIAA-CREF Quant Small-Cap Equity Fund*
∎	TIAA-CREF Real Estate Securities Fund
∎	TIAA-CREF S&P 500 Index Fund
∎	TIAA-CREF Short-Term Bond Fund
∎	TIAA-CREF Small-Cap Blend Index Fund
∎	TIAA-CREF Social Choice Equity Fund
∎	TIAA-CREF Social Choice International Equity Fund
∎	TIAA-CREF Social Choice Low Carbon Equity Fund

The following Nuveen Funds:

∎	Nuveen Mid Cap Value Fund (Class R6)
∎	Nuveen Real Asset Income Fund (Class R6)

The following non-TIAA-CREF Funds:

∎	Amana Growth Fund (Institutional Shares)
∎	American Beacon Bridgeway Large Cap Growth Fund (Class R6)
∎	American Century Mid Cap Value Fund (Class R6)
∎	American Funds EuroPacific Growth Fund (Class R-6)
∎	American Funds New Perspective Fund (Class R6)
∎	American Funds Washington Mutual Investors Fund (Class R-6)
∎	Ariel Appreciation Fund (Institutional Class)
∎	Champlain Mid Cap Fund (Institutional Shares)
∎	Delaware Emerging Markets Fund (Class R-6)
∎	Delaware Small Cap Value Fund (R6 Shares)
∎	DFA Emerging Markets Portfolio (Institutional Class)
∎	Dodge & Cox International Stock Fund
∎	Invesco Discovery Mid Cap Growth Fund (Class R6)
∎	iShares Russell Mid-Cap Index Fund (Class K)
∎	JPMorgan Equity Income Fund (Class R6)
∎	JPMorgan Small Cap Value Fund (Class R-6)
∎	Lazard International Equity Portfolio (R6 Shares)
∎	Lord Abbett High Yield Fund (Class R6)
∎	MFS International Diversification Fund (Class R6)
∎	MFS Mid Cap Growth Fund (Class R6)
∎	MFS Mid Cap Value Fund (Class R6)
∎	MFS Value Fund (Class R6)
∎	Nationwide Geneva Small Cap Growth Fund (Class R6)‡
∎	Parnassus Mid Cap Growth Fund (Institutional Shares)
∎	PGIM Total Return Bond Fund (Class R6)
∎	Templeton Global Bond Fund (Class R-6)
∎	T. Rowe Price® Blue Chip Growth Fund (I Class)
∎	T. Rowe Price® Large-Cap Growth Fund (I Class)
∎	T. Rowe Price® QM U.S. Small-Cap Growth Equity Fund (I Class)
∎	Vanguard® 500 Index Fund (Admiral Shares)
∎	Vanguard® Emerging Markets Stock Index Fund (Institutional Shares)
∎	Vanguard® Equity Income Fund (Admiral Shares)
∎	Vanguard® Explorer Fund (Admiral Shares)
∎	Vanguard® Extended Market Index Fund (Institutional Shares)
∎	Vanguard® FTSE All-World ex-US Small-Cap Index Fund (Admiral Shares)
∎	Vanguard® FTSE Social Index Fund (Admiral Shares)
∎	Vanguard® Inflation-Protected Securities Fund (Admiral Shares)
∎	Vanguard® Institutional Index Fund (Institutional Plus Shares)
∎	Vanguard® Intermediate-Term Treasury Fund (Admiral Shares)
∎	Vanguard® Real Estate Index Fund (Admiral Shares)
∎	Vanguard® Selected Value Fund (Investor Shares)
∎	Vanguard® Small-Cap Value Index Fund (Institutional Shares)
∎	Vanguard® Total Bond Market Index Fund (Institutional Shares)
∎	Vanguard® Total International Bond Index Fund (Admiral Shares)
∎	Vanguard® Wellington Fund (Admiral Shares)§
∎	Western Asset Core Plus Bond Fund (Class IS)

*

TIAA-CREF Quant Small-Cap Equity Fund, previously offered as an investment option under the contract, is no longer available, subject to the following exception. If your employer’s plan made available the TIAA-CREF Quant Small-Cap Equity Fund prior to September 29, 2017, then you may continue to allocate premiums and transfer accumulations from the other investment accounts of the separate account that are available under the terms of your employer’s plan to the TIAA-CREF Quant Small-Cap Equity Fund investment option.

‡

Nationwide Geneva Small Cap Growth Fund, previously offered as an investment option under the contract, is no longer available, subject to the following exception. If your employer’s plan made available the Nationwide Geneva Small Cap Growth Fund prior to October 31, 2017, then you may continue to allocate premiums and transfer accumulations from the other investment accounts of the separate account that are available under the terms of your employer’s plan to the Nationwide Geneva Small Cap Growth Fund investment option.

§

Vanguard® Wellington Fund, previously offered as an investment option under the contract, is no longer available, subject to the following exception. If your employer’s plan made available the Vanguard Wellington Fund prior to March 24, 2017, then you may continue to allocate premiums and transfer accumulations from the other investment accounts of the separate account that are available under the terms of your employer’s plan to the Vanguard Wellington Fund investment option.

You may allocate your premiums among the investment accounts and certain other investment options, under the terms of the contract, and as permitted under the terms of your employer’s plan and this prospectus. See “Starting Out.”

Though the investment accounts are available under the terms of your contract, they may not be available under the terms of your employer’s plan. You may only invest in those investment accounts available under the terms of your employer’s plan. In addition, your employer’s plan may impose additional restrictions, including restrictions on allocations of premiums and transfers of accumulation. Please see your employer’s plan.

Many of the underlying mutual funds available for investment by the investment accounts under these contracts are also available for direct purchase outside of an annuity or life insurance contract. If you purchase shares of these funds directly from a broker-dealer or mutual fund company, you will not pay contract or separate account charges, but you also may not have annuity options available. Because of these additional contract and separate account charges, you should refer only to investment return information regarding the funds available through TIAA or your employer relating to your contract, rather than to information that may be available through alternate sources.

TIAA offers the following contracts in connection with certain types of retirement plans:

∎	RA (Retirement Annuity)

∎	GRA (Group Retirement Annuity)

∎	SRA (Supplemental Retirement Annuity)

∎	GSRA (Group Supplemental Retirement Annuity)

∎	Retirement Choice and Retirement Choice Plus Annuity

∎	GA (Group Annuity) and Institutionally Owned GSRAs

You or your employer can purchase these contracts in connection with tax-qualified pension plans under Internal Revenue Code (“IRC”) sections 401(a)/403(a) (including 401(k) plans), and plans under IRC sections 403(b), 414(d), 415(m), 457(b), or 457(f). The tax advantages available with these contracts exist solely through one of these types of retirement plans. In contrast to many variable annuities, because these contracts can invest in funds available to the general public, if the contracts are not issued or purchased through one of these types of retirement plans, the taxes on gains will not be deferred. You should carefully consider the advantages and disadvantages of owning a variable annuity in a tax-qualified plan, as well as the costs and benefits of the contract (including annuity income), before you purchase the contract in a tax-qualified plan. TIAA is not making any representation regarding the tax qualification status of any plan.

As with all variable annuities, your accumulation will increase or decrease depending on the investment performance over time of the underlying funds in the investment accounts of the separate account that you select. We do not guarantee the investment performance of the separate account or the funds, and you bear the entire investment risk.

An investment in the contract is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.

This prospectus describes the TIAA Access annuity. It does not constitute an offering in any jurisdiction where such an offering cannot lawfully be made. No dealer, sales representative, or anyone else is authorized to give any information or to make any representation in connection with this offering other than those contained in this prospectus. If anyone does offer you such information or representations, you should not rely on them.

Special terms

Throughout the prospectus, “TIAA,” “we,” “us,” and “our” refer to Teachers Insurance and Annuity Association of America. “You” and “your” mean any contract owner or any prospective contract owner. In certain instances, in accordance with the terms of your employer plan, your employer may exercise or limit certain rights under your contract or certificate.

The terms and phrases below are defined so you will know how we use them. To understand some definitions, you may have to refer to other defined terms.

Accumulation  The total value of your accumulation units under the contract.

Accumulation Period  The period during which investment account accumulations are held under a contract prior to their being annuitized or otherwise paid out.

Accumulation Unit  A share of participation in an investment account for someone in the accumulation period. An investment account has its own accumulation unit value, which changes each valuation day.

Annuitant  The natural person whose life is used in determining the annuity payments to be received. You are the annuitant under the contract.

Annuity Partner  The person you name, if you choose to receive income under a two-life annuity, to receive an income for life if he or she survives you. In some contracts, this person is referred to as the second annuitant.

Annuity Unit  A measure used to calculate the amount of annuity payments. Each investment account from which you can annuitize has its own annuity unit value.

Beneficiary  Any person or institution you name, in a form satisfactory to us, to receive benefits if you die during the accumulation period or if you (and your annuity partner, if you have one) die before the end of any guaranteed period.

Business Day  Any day the New York Stock Exchange (“NYSE”) or its affiliated exchanges NYSE Arca Equities or NYSE American (collectively with NYSE, the “NYSE Exchanges”) is open for trading. A business day generally ends at 4 p.m. Eastern Time or when trading closes on the NYSE Exchanges, if earlier. A business day may end early only as of the latest closing time of the regular (or core) trading session of any of the NYSE Exchanges.

Calendar Day  Any day of the year. Calendar days end at the same time as business days.

Commuted Value  The present value of annuity payments due under an income option or method of payment not based on life contingencies.

Companion CREF Certificate  A companion certificate that was issued to you when you received your contract, or if not then, on the later date that you first participated in CREF, if applicable.

TIAA Access ∎ Prospectus	5

Contract  The individual and group variable annuity contracts described in this prospectus under the section “The Annuity Contracts,” including your certificate and any endorsements under the contract.

CREF  The College Retirement Equities Fund, a companion organization to TIAA. CREF is described in a separate prospectus that you may obtain by calling 877-518-9161.

Fund  An investment company that is registered with the SEC in which an investment account invests. The funds are listed on the front page of this prospectus.

Good Order  Actual receipt of an order along with all information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes your complete application (or complete request for redemptions, transfers, or withdrawals of payment of death or other benefits) and any other information or supporting documentation we may require. With respect to purchase requests, “good order” also generally includes receipt of sufficient funds by us to effect the transaction. We may, in our sole discretion, determine whether any particular transaction request is in good order and reserve the right to change or waive any good order requirement at any time either in general or with respect to a particular plan, contract or transaction. In addition, it is also possible that if we are unable to reach you to obtain additional or missing information relating to incomplete applications, or transaction requests are not in good order, the transaction may be cancelled.

Guaranteed Period  The period during which annuity payments remaining due after your death and the death of your annuity partner, if any, will continue to be paid to the payee named to receive them.

Income Change Method  How you choose to have your annuity payments revalued. Under the annual income change method, your annuity payments are revalued once each year. Under the monthly income change method, your annuity payments are revalued every month.

Income Option  Any of the ways you can receive your annuity income. It is also referred to as an “annuity option.”

Investment Account  A subaccount of the separate account which invests its assets exclusively in a corresponding fund. This term does not include the TIAA Real Estate Account, the TIAA Traditional Annuity, and the CREF accounts.

NYSE  New York Stock Exchange.

Participant  Any person who owns a TIAA contract entitling them to participate in TIAA Access. Sometimes an employer can be a participant.

TIAA-CREF Funds (Equity Funds)  TIAA-CREF Emerging Markets Equity Fund, TIAA-CREF Emerging Markets Equity Index Fund, TIAA-CREF Equity Index Fund,

6	Prospectus ∎ TIAA Access

TIAA-CREF Growth & Income Fund, TIAA-CREF International Equity Fund, TIAA-CREF International Equity Index Fund, TIAA-CREF International Opportunities Fund, TIAA-CREF Large-Cap Growth Fund, TIAA-CREF Large-Cap Growth Index Fund, TIAA-CREF Large-Cap Value Fund, TIAA-CREF Large-Cap Value Index Fund, TIAA-CREF Mid-Cap Growth Fund, TIAA-CREF Mid-Cap Value Fund, TIAA-CREF Quant Small-Cap Equity Fund, TIAA-CREF S&P 500 Index Fund, TIAA-CREF Small-Cap Blend Index Fund, TIAA-CREF Social Choice Equity Fund, TIAA-CREF Social Choice International Equity Fund, and TIAA-CREF Social Choice Low Carbon Equity Fund.

TIAA-CREF Funds (Fixed-Income Funds)  TIAA-CREF Bond Index Fund, TIAA-CREF Core Bond Fund, TIAA-CREF Core Impact Bond Fund, TIAA-CREF Core Plus Bond Fund, TIAA-CREF High-Yield Fund, TIAA-CREF Inflation-Linked Bond Fund, TIAA-CREF Money Market Fund, and TIAA-CREF Short-Term Bond Fund.

TIAA Real Estate Account  The assets and liabilities of the Real Estate Account are segregated from the assets and liabilities of the general account and any other TIAA separate account. The Real Estate Account is described in a separate prospectus that you may obtain by calling 877-518-9161.

TIAA Traditional Annuity  The guaranteed annuity benefits under your contract. Amounts allocated to the Traditional Annuity under your contract buy a guaranteed minimum of lifetime income for you, in accordance with the applicable rate schedule or rate schedules.

Valuation Day  Any business day as well as the last day of each calendar month.

Summary

Read this summary together with the detailed information you will find in the rest of the prospectus.

What is this product?

It is a variable annuity that allows investors to accumulate funds for retirement or other long-term investment purposes, and to receive future payments based on the amounts accumulated as lifetime income or through other payment options.

Though the investment accounts are available under the terms of your contract, they may not be available under the terms of your employer’s plan. You may only invest in those investment accounts available under the terms of your employer’s plan. In addition, your employer’s plan may impose additional restrictions, including restrictions on allocations of premiums and transfers of accumulation. Please see your employer’s plan.

You may allocate premiums among investment accounts of the separate account that, in turn, invest in the funds listed below. You should consult your registered representative who may provide advice on the investment accounts, as not all of them may be suitable for long-term investment needs.

TIAA Access ∎ Prospectus	7

The Institutional Class of the following TIAA-CREF Funds:

●	TIAA-CREF Bond Index Fund

●	TIAA-CREF Core Bond Fund

●	TIAA-CREF Core Impact Bond Fund

●	TIAA-CREF Core Plus Bond Fund

●	TIAA-CREF Emerging Markets Equity Fund

●	TIAA-CREF Emerging Markets Equity Index Fund

●	TIAA-CREF Equity Index Fund

●	TIAA-CREF Growth & Income Fund

●	TIAA-CREF High-Yield Fund

●	TIAA-CREF Inflation-Linked Bond Fund

●	TIAA-CREF International Equity Fund

●	TIAA-CREF International Equity Index Fund

●	TIAA-CREF International Opportunities Fund

●	TIAA-CREF Large-Cap Growth Fund

●	TIAA-CREF Large-Cap Growth Index Fund

●	TIAA-CREF Large-Cap Value Fund

●	TIAA-CREF Large-Cap Value Index Fund

●	TIAA-CREF Lifecycle Funds (Retirement Income Fund, 2010 Fund, 2015 Fund, 2020 Fund, 2025 Fund, 2030 Fund, 2035 Fund, 2040 Fund, 2045 Fund, 2050 Fund, 2055 Fund, 2060 Fund and 2065 Fund)

●

TIAA-CREF Lifecycle Index Funds (Index Retirement Income Fund, Index 2010 Fund, Index 2015 Fund, Index 2020 Fund, Index 2025 Fund, Index 2030 Fund, Index 2035 Fund, Index 2040 Fund, Index 2045 Fund, Index 2050 Fund, Index 2055 Fund, Index 2060 Fund and Index 2065 Fund)

●	TIAA-CREF Mid-Cap Growth Fund

●	TIAA-CREF Mid-Cap Value Fund

●	TIAA-CREF Money Market Fund

●	TIAA-CREF Quant Small-Cap Equity Fund*

●	TIAA-CREF Real Estate Securities Fund

●	TIAA-CREF S&P 500 Index Fund

●	TIAA-CREF Short-Term Bond Fund

●	TIAA-CREF Small-Cap Blend Index Fund

●	TIAA-CREF Social Choice Equity Fund

●	TIAA-CREF Social Choice International Equity Fund

●	TIAA-CREF Social Choice Low Carbon Equity Fund

The following Nuveen Funds:

●	Nuveen Mid Cap Value Fund (Class R6)

●	Nuveen Real Asset Income Fund (Class R6)

8	Prospectus ∎ TIAA Access

The following non-TIAA-CREF Funds:

●	Amana Growth Fund (Institutional Shares)

●	American Beacon Bridgeway Large Cap Growth Fund (Class R6)

●	American Century Mid Cap Value Fund (Class R6)

●	American Funds EuroPacific Growth Fund (Class R-6)

●	American Funds New Perspective Fund (Class R6)

●	American Funds Washington Mutual Investors Fund (Class R-6)

●	Ariel Appreciation Fund (Institutional Class)

●	Champlain Mid Cap Fund (Institutional Shares)

●	Delaware Emerging Markets Fund (Class R-6)

●	Delaware Small Cap Value Fund (R6 Shares)

●	DFA Emerging Markets Portfolio (Institutional Class)

●	Dodge & Cox International Stock Fund

●	Invesco Discovery Mid Cap Growth Fund (Class R6)

●	iShares Russell Mid-Cap Index Fund (Class K)

●	JPMorgan Equity Income Fund (Class R6)

●	JPMorgan Small Cap Value Fund (Class R-6)

●	Lazard International Equity Portfolio (R6 Shares)

●	Lord Abbett High Yield Fund (Class R6)

●	MFS International Diversification Fund (Class R6)

●	MFS Mid Cap Growth Fund (Class R6)

●	MFS Mid Cap Value Fund (Class R6)

●	MFS Value Fund (Class R6)

●	Nationwide Geneva Small Cap Growth Fund (Class R6)‡

●	Parnassus Mid Cap Growth Fund (Institutional Shares)

●	PGIM Total Return Bond Fund (Class R6)

●	Templeton Global Bond Fund (Class R-6)

●	T. Rowe Price® Blue Chip Growth Fund (I Class)

●	T. Rowe Price® Large-Cap Growth Fund (I Class)

●	T. Rowe Price® QM U.S. Small-Cap Growth Equity Fund (I Class)

●	Vanguard® 500 Index Fund (Admiral Shares)

●	Vanguard® Emerging Markets Stock Index Fund (Institutional Shares)

●	Vanguard® Equity Income Fund (Admiral Shares)

●	Vanguard® Explorer Fund (Admiral Shares)

●	Vanguard® Extended Market Index Fund (Institutional Shares)

●	Vanguard® FTSE All-World ex-US Small-Cap Index Fund (Admiral Shares)

●	Vanguard® FTSE Social Index Fund (Admiral Shares)

●	Vanguard® Inflation-Protected Securities Fund (Admiral Shares)

TIAA Access ∎ Prospectus	9

●	Vanguard® Institutional Index Fund (Institutional Plus Shares)

●	Vanguard® Intermediate-Term Treasury Fund (Admiral Shares)

●	Vanguard® Real Estate Index Fund (Admiral Shares)

●	Vanguard® Selected Value Fund (Investor Shares)

●	Vanguard® Small-Cap Value Index Fund (Institutional Shares)

●	Vanguard® Total Bond Market Index Fund (Institutional Shares)

●	Vanguard® Total International Bond Index Fund (Admiral Shares)

●	Vanguard® Wellington Fund (Admiral Shares)§

●	Western Asset Core Plus Bond Fund (Class IS)

*

TIAA-CREF Quant Small-Cap Equity Fund, previously offered as an investment option under the contract, is no longer available, subject to the following exception. If your employer’s plan made available the TIAA-CREF Quant Small-Cap Equity Fund prior to September 29, 2017, then you may continue to allocate premiums and transfer accumulations from the other investment accounts of the separate account that are available under the terms of your employer’s plan to the TIAA-CREF Quant Small-Cap Equity Fund investment option.

‡

Nationwide Geneva Small Cap Growth Fund, previously offered as an investment option under the contract, is no longer available, subject to the following exception. If your employer’s plan made available the Nationwide Geneva Small Cap Growth Fund prior to October 31, 2017, then you may continue to allocate premiums and transfer accumulations from the other investment accounts of the separate account that are available under the terms of your employer’s plan to the Nationwide Geneva Small Cap Growth Fund investment option.

§

Vanguard® Wellington Fund, previously offered as an investment option under the contract, is no longer available, subject to the following exception. If your employer’s plan made available the Vanguard Wellington Fund prior to March 24, 2017, then you may continue to allocate premiums and transfer accumulations from the other investment accounts of the separate account that are available under the terms of your employer’s plan to the Vanguard Wellington Fund investment option.

TIAA reserves the right to change the investment accounts available in the future.

You may also allocate your premiums under your contract to the TIAA Traditional Annuity and the TIAA Real Estate Account, if permitted by your employer’s plan. See “Starting Out.” As with all variable annuities, your accumulation in your contract can increase or decrease, depending on how well the funds underlying your selected investment accounts perform over time. TIAA doesn’t guarantee the investment performance of the funds or the investment accounts, and you bear the entire investment risk.

What expenses must I pay under the contract?

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering your contract.

The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value between investment accounts. State premium taxes may also be deducted.

10	Prospectus ∎ TIAA Access

CONTRACT OWNER TRANSACTION EXPENSES

	Maximum contractual fees	Current fees
Sales load imposed on purchases (as a percentage of premiums)	None	None
Surrender charge (as a percentage of premiums or amount surrendered, as applicable)	None	None
Transfer fee*	None	None
Contract fee	None	None

*	We reserve the right to administer and collect purchase and redemption fees on behalf of any of the underlying funds that may impose them.

This next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.

SEPARATE ACCOUNT ANNUAL EXPENSES—Accumulation Expenses

(as a percentage of average account value)

	Maximum contractual fees	Current fees
Mortality and expense risk charge	0.50%	0.05%
Administrative expense charge	1.50%	0.70%
Total separate account annual charges	2.00%	0.75%

SEPARATE ACCOUNT ANNUAL EXPENSES—Payout Annuity Expenses

(as a percentage of average account value)

	Maximum contractual fees	Current fees
Mortality and expense risk charge	0.50%	0.05%
Administrative expense charge	1.50%	0.29%
Total separate account annual charges	2.00%	0.34%

The following table shows the total operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The table shows the minimum and maximum total operating expenses of the funds for the most recently ended fiscal year.†

Each investment account of the separate account purchases shares of the corresponding funds at net asset value. The net asset value reflects the investment advisory fees and other expenses that are deducted from the assets of the funds. The advisory fees and other expenses are not fixed or specified under the terms of your contract, and they may vary from year to year. These fees and expenses are described in more detail in each fund’s prospectus.

TIAA Access ∎ Prospectus	11

RANGE OF TOTAL ANNUAL FUND OPERATING EXPENSES†

	Minimum expenses	Maximum expenses
Total Annual Fund Operating Expenses that are deducted from fund assets, including management fees and other expenses‡	0.02%	3.94%
Net Annual Fund Operating Expenses that are deducted from fund assets, including management fees and other expenses-after any contractual waivers or reimbursements (the range of expiration dates for contractual waivers is July 31, 2021 to September 30, 2023)‡	0.02%	1.20%

†

The most recently ended fiscal year for the TIAA-CREF Lifecycle Funds is May 31, 2020; the inception date for the TIAA-CREF Lifecycle 2065 Fund was September 30, 2020; most recently ended fiscal year for the TIAA-CREF Lifecycle Index Funds is May 31, 2020; the inception date for the TIAA-CREF Lifecycle Index 2065 Fund was September 30, 2020; most recently ended fiscal year for the TIAA-CREF Funds (Real Estate Securities Fund and Fixed-Income Funds) is March 31, 2021; most recently ended fiscal year for the TIAA-CREF Funds (Equity Funds) is October 31, 2020; the most recently ended fiscal year for the Nuveen Mid Cap Value Fund is October 31, 2020; most recently ended fiscal year for the Nuveen Real Asset Income Fund is December 31, 2020; the most recently ended fiscal year for the Amana Growth Fund is May 31, 2020; the most recently ended fiscal year for the American Beacon Bridgeway Large Cap Growth Fund is December 31, 2020; most recently ended fiscal year for the American Century Mid Cap Value Fund is March 31, 2021; most recently ended fiscal year for the American Funds EuroPacific Growth Fund is March 31, 2021 (the expenses reflected in the table are for the fiscal year ended March 31, 2020); most recently ended fiscal year for the American Funds New Perspective Fund is September 30, 2020; most recently ended fiscal year for the American Funds Washington Mutual Investors Fund is April 30, 2021 (the expenses reflected in the table are for the fiscal year ended April 30, 2020); most recently ended fiscal year for the Ariel Appreciation Fund is September 30, 2020; most recently ended fiscal year for the Champlain Mid Cap Fund is December 31, 2020; most recently ended fiscal year for the Delaware Emerging Markets Fund is November 30, 2020; most recently ended fiscal year for the Delaware Small Cap Value Fund is November 30, 2020; most recently ended fiscal year for the DFA Emerging Markets Portfolio is October 31, 2020; most recently ended fiscal year for the Dodge & Cox International Stock Fund is December 31, 2020; most recently ended fiscal year for the Invesco Discovery Mid Cap Growth Fund is October 31, 2020; most recently ended fiscal year for the iShares Russell Mid-Cap Index Fund is July 31, 2020; most recently ended fiscal year for the JPMorgan Equity Income Fund is June 30, 2020; most recently ended fiscal year for the JPMorgan Small Cap Value Fund is June 30, 2020; most recently ended fiscal year for the Lazard International Equity Portfolio is December 31, 2020; most recently ended fiscal year for the Lord Abbett High Yield Fund is November 30, 2020; most recently ended fiscal year for the MFS International Diversification Fund is May 31, 2020; most recently ended fiscal year for the MFS Mid Cap Growth Fund is August 31, 2020; most recently ended fiscal year for the MFS Mid Cap Value Fund is September 30, 2020; most recently ended fiscal year for the MFS Value Fund is August 31, 2020; most recently ended fiscal year for the Nationwide Geneva Small Cap Growth Fund is October 31, 2020; most recently ended fiscal year for the Parnassus Mid Cap Growth Fund is December 31, 2020; most recently ended fiscal year for the PGIM Total Return Bond Fund is October 31, 2020; most recently ended fiscal year for the Templeton Global Bond Fund is December 31, 2020; most recently ended fiscal year for the T. Rowe Price®  Blue Chip Growth Fund is December 31, 2020; most recently ended fiscal year for the T. Rowe Price® Large-Cap Growth Fund is December 31, 2020; most recently ended fiscal year for the T. Rowe Price® QM U.S. Small-Cap Growth Equity Fund is December 31, 2020; most recently ended fiscal year for the Vanguard® 500 Index Fund is December 31, 2020; most recently ended fiscal year for the Vanguard® Emerging Markets Stock Index Fund is October 31, 2020; most recently ended fiscal year for the Vanguard® Equity Income Fund is September 30, 2020; most recently ended fiscal year for the Vanguard® Explorer Fund is October 31, 2020; most recently ended fiscal year for the Vanguard® Extended Market Index Fund is December 31, 2020; most recently ended fiscal year for the Vanguard® FTSE All-World ex-US Small-Cap Index Fund is October 31, 2020; most recently ended fiscal year for the Vanguard® FTSE Social Index Fund is August 31, 2020; most recently ended fiscal year for the Vanguard® Inflation-Protected Securities Fund is December 31, 2020; most recently ended fiscal year for the Vanguard® Institutional Index

12	Prospectus ∎ TIAA Access

Fund is December 31, 2020; most recently ended fiscal year for the Vanguard® Intermediate-Term Treasury Fund is January 31, 2021; most recently ended fiscal year for the Vanguard® Real Estate Index Fund is January 31, 2021; most recently ended fiscal year for the Vanguard® Selected Value Fund is October 31, 2020; most recently ended fiscal year for the Vanguard® Small-Cap Value Index Fund is December 31, 2020; most recently ended fiscal year for the Vanguard® Total Bond Market Index Fund is December 31, 2020; most recently ended fiscal year for the Vanguard® Total International Bond Index Fund is October 31, 2020; most recently ended fiscal year for the Vanguard® Wellington Fund is November 30, 2020; and most recently ended fiscal year for the Western Asset Core Plus Bond Fund is December 31, 2020. More information concerning each fund’s fees and expenses is contained in the prospectus for the fund.

‡	Including the expenses of any underlying funds in which the funds may invest.

The following table lists the annual expenses for each fund’s most recently ended or otherwise applicable fiscal year,† as a percentage of each fund’s average net assets. Expenses of the funds may be higher or lower in the future and could vary during a contract year because the funds have different fiscal year ends and certain fund information is not available as of the date of this prospectus. For the most current information concerning each fund’s fees and expenses, see the fund’s most current prospectus.

TOTAL ANNUAL FUND OPERATING EXPENSES BY FUND

	Management (investment advisory) fees	12b-1 fees	Other expenses	Acquired Fund fees and expenses§,3	Total Annual Fund operating expenses	Expense reimburse- ments/ waivers	Net annual Fund operating expenses
The Institutional Class of the:
TIAA-CREF Bond Index Fund[1]	0.10%	—	0.01%	—	0.11%	—	0.11%
TIAA-CREF Core Bond Fund[1]	0.28%	—	0.02%	—	0.30%	—	0.30%
TIAA-CREF Core Impact Bond Fund	0.34%	—	0.02%	—	0.36%	—	0.36%
TIAA-CREF Core Plus Bond Fund[1]	0.28%	—	0.02%	—	0.30%	—	0.30%
TIAA-CREF Emerging Markets Equity Fund[1]	0.84%	—	0.04%	—	0.88%	—	0.88%
TIAA-CREF Emerging Markets Equity Index Fund[1]	0.14%	—	0.06%	—	0.20%	—	0.20%
TIAA-CREF Equity Index Fund[1]	0.04%	—	0.01%	—	0.05%	—	0.05%
TIAA-CREF Growth & Income Fund[1]	0.39%	—	0.01%	—	0.40%	—	0.40%
TIAA-CREF High-Yield Fund[1]	0.34%	—	0.02%	—	0.36%	—	0.36%
TIAA-CREF Inflation-Linked Bond Fund[1]	0.24%	—	0.02%	—	0.26%	—	0.26%
TIAA-CREF International Equity Fund[1]	0.46%	—	0.02%	—	0.48%	—	0.48%
TIAA-CREF International Equity Index Fund[1]	0.04%	—	0.01%	—	0.05%	—	0.05%
TIAA-CREF International Opportunities Fund	0.59%	—	0.02%	—	0.61%	—	0.61%
TIAA-CREF Large-Cap Growth Fund[1]	0.39%	—	0.02%	—	0.41%	—	0.41%
TIAA-CREF Large-Cap Growth Index Fund[1]	0.04%	—	0.01%	—	0.05%	—	0.05%
TIAA-CREF Large-Cap Value Fund[1]	0.40%	—	0.01%	—	0.41%	—	0.41%
TIAA-CREF Large-Cap Value Index Fund[1]	0.04%	—	0.01%	—	0.05%	—	0.05%

TIAA Access ∎ Prospectus	13

TOTAL ANNUAL FUND OPERATING EXPENSES BY FUND

(continued)

	Management (investment advisory) fees	12b-1 fees	Other expenses	Acquired Fund fees and expenses§,3	Total Annual Fund operating expenses	Expense reimburse- ments/ waivers	Net annual Fund operating expenses
TIAA-CREF Lifecycle Funds
● Lifecycle Retirement Income Fund[2]	0.38%	—	0.06%	0.10%	0.54%	0.17%	0.37%
● Lifecycle 2010 Fund[2]	0.38%	—	0.04%	0.10%	0.52%	0.15%	0.37%
● Lifecycle 2015 Fund[2]	0.38%	—	0.03%	0.11%	0.52%	0.14%	0.38%
● Lifecycle 2020 Fund[2]	0.38%	—	0.03%	0.12%	0.53%	0.14%	0.39%
● Lifecycle 2025 Fund[2]	0.38%	—	0.03%	0.14%	0.55%	0.14%	0.41%
● Lifecycle 2030 Fund[2]	0.38%	—	0.03%	0.15%	0.56%	0.14%	0.42%
● Lifecycle 2035 Fund[2]	0.38%	—	0.03%	0.17%	0.58%	0.15%	0.43%
● Lifecycle 2040 Fund[2]	0.38%	—	0.03%	0.19%	0.60%	0.16%	0.44%
● Lifecycle 2045 Fund[2]	0.38%	—	0.03%	0.20%	0.61%	0.16%	0.45%
● Lifecycle 2050 Fund[2]	0.38%	—	0.03%	0.21%	0.62%	0.17%	0.45%
● Lifecycle 2055 Fund[2]	0.38%	—	0.05%	0.21%	0.64%	0.19%	0.45%
● Lifecycle 2060 Fund[2]	0.38%	—	0.13%	0.21%	0.72%	0.27%	0.45%
● Lifecycle 2065 Fund[2]	0.38%	—	3.35%	0.21%	3.94%	3.49%	0.45%
TIAA-CREF Lifecycle Index Funds
● Lifecycle Index Retirement Income Fund	0.19%	—	0.07%	—	0.26%	0.16%	0.10%
● Lifecycle Index 2010 Fund	0.19%	—	0.06%	—	0.25%	0.15%	0.10%
● Lifecycle Index 2015 Fund	0.19%	—	0.04%	—	0.23%	0.13%	0.10%
● Lifecycle Index 2020 Fund	0.18%	—	0.03%	—	0.21%	0.11%	0.10%
● Lifecycle Index 2025 Fund	0.17%	—	0.03%	—	0.20%	0.10%	0.10%
● Lifecycle Index 2030 Fund	0.17%	—	0.03%	—	0.20%	0.10%	0.10%
● Lifecycle Index 2035 Fund	0.16%	—	0.03%	—	0.19%	0.09%	0.10%
● Lifecycle Index 2040 Fund	0.16%	—	0.03%	—	0.19%	0.09%	0.10%
● Lifecycle Index 2045 Fund	0.15%	—	0.04%	—	0.19%	0.09%	0.10%
● Lifecycle Index 2050 Fund	0.15%	—	0.04%	—	0.19%	0.09%	0.10%
● Lifecycle Index 2055 Fund	0.15%	—	0.05%	—	0.20%	0.10%	0.10%
● Lifecycle Index 2060 Fund	0.15%	—	0.11%	—	0.26%	0.16%	0.10%
● Lifecycle Index 2065 Fund	0.15%	—	2.97%	—	3.12%	3.02%	0.10%
TIAA-CREF Mid-Cap Growth Fund[1]	0.45%	—	0.03%	—	0.48%	—	0.48%
TIAA-CREF Mid-Cap Value Fund[1]	0.43%	—	0.03%	—	0.46%	—	0.46%
TIAA-CREF Money Market Fund[1]	0.10%	—	0.03%	—	0.13%	—	0.13%
TIAA-CREF Quant Small-Cap Equity Fund[1]	0.41%	—	0.02%	—	0.43%	—	0.43%
TIAA-CREF Real Estate Securities Fund[1]	0.47%	—	0.03%	—	0.50%	—	0.50%
TIAA-CREF S&P 500 Index Fund[1]	0.04%	—	0.01%	—	0.05%	—	0.05%
TIAA-CREF Short-Term Bond Fund[1]	0.24%	—	0.03%	—	0.27%	—	0.27%
TIAA-CREF Small-Cap Blend Index Fund[1]	0.04%	—	0.02%	—	0.06%	—	0.06%
TIAA-CREF Social Choice Equity Fund[1]	0.15%	—	0.03%	—	0.18%	—	0.18%
TIAA-CREF Social Choice International Equity Fund	0.30%	—	0.11%	—	0.41%	0.01%	0.40%
TIAA-CREF Social Choice Low Carbon Equity Fund	0.25%	—	0.10%	—	0.35%	0.03%	0.32%

14	Prospectus ∎ TIAA Access

TOTAL ANNUAL FUND OPERATING EXPENSES BY FUND

(continued)

	Management (investment advisory) fees	12b-1 fees	Other expenses	Acquired Fund fees and expenses§,3	Total Annual Fund operating expenses	Expense reimburse- ments/ waivers	Net annual Fund operating expenses
Nuveen Mid Cap Value Fund (Class R6)	0.79%	—	0.08%	—	0.87%	0.10%	0.77%
Nuveen Real Asset Income Fund (Class R6)	0.72%	—	0.08%	—	0.80%	—	0.80%
Amana Growth Fund (Institutional Shares)	0.71%	—	0.05%	—	0.76%	—	0.76%
American Beacon Bridgeway Large Cap Growth Fund (Class R6)	0.75%	—	0.09%	—	0.84%	0.08%	0.76%
American Century Mid Cap Value Fund (Class R6)	0.62%	—	0.01%	—	0.63%	—	0.63%
American Funds EuroPacific Growth Fund (Class R-6)	0.41%	—	0.08%	—	0.49%	—	0.49%
American Funds New Perspective Fund (Class R6)	0.37%	—	0.05%	—	0.42%	—	0.42%
American Funds Washington Mutual Investors Fund (Class R-6)	0.23%	—	0.04%	—	0.27%	—	0.27%
Ariel Appreciation Fund (Institutional Class)	0.72%	—	0.12%	—	0.84%	—	0.84%
Champlain Mid Cap Fund (Institutional Shares)	0.70%	—	0.14%	—	0.84%	—	0.84%
Delaware Emerging Markets Fund (Class R-6)	1.14%	—	0.12%	—	1.26%	0.06%	1.20%
Delaware Small Cap Value Fund (R6 Shares)	0.65%	—	0.07%	—	0.72%	—	0.72%
DFA Emerging Markets Portfolio (Institutional Class)	0.39%	—	0.06%	—	0.45%	0.10%	0.35%
Dodge & Cox International Stock Fund	0.60%	—	0.03%	—	0.63%	—	0.63%
Invesco Discovery Mid Cap Growth Fund (Class R6)	0.62%	—	0.03%	—	0.65%	—	0.65%
iShares Russell Mid-Cap Index Fund (Class K)	0.02%	—	0.06%	—	0.08%	0.01%	0.07%
JPMorgan Equity Income Fund (Class R6)	0.40%	—	0.07%	0.01%	0.48%	0.01%	0.47%
JPMorgan Small Cap Value Fund (Class R-6)	0.65%	—	0.11%	—	0.76%	—	0.76%
Lazard International Equity Portfolio (R6 Shares)	0.75%	—	0.07%	—	0.82%	0.02%	0.80%
Lord Abbett High Yield Fund (Class R6)	0.52%	—	0.09%	—	0.61%	—	0.61%
MFS International Diversification Fund (Class R6)	0.00%	—	0.02%	0.75%	0.77%	0.02%	0.75%
MFS Mid Cap Growth Fund (Class R6)	0.66%	—	0.04%	—	0.70%	—	0.70%
MFS Mid Cap Value Fund (Class R6)	0.65%	—	0.03%	—	0.68%	—	0.68%

TIAA Access ∎ Prospectus	15

TOTAL ANNUAL FUND OPERATING EXPENSES BY FUND

(continued)

	Management (investment advisory) fees	12b-1 fees	Other expenses	Acquired Fund fees and expenses§,3	Total Annual Fund operating expenses	Expense reimburse- ments/ waivers	Net annual Fund operating expenses
MFS Value Fund (Class R6)	0.46%	—	0.01%	—	0.47%	—	0.47%
Nationwide Geneva Small Cap Growth Fund (Class R6)	0.77%	—	0.07%	—	0.84%	—	0.84%
Parnassus Mid Cap Growth Fund (Institutional Shares)	0.62%	—	0.06%	—	0.68%	—	0.68%
PGIM Total Return Bond Fund (Class R6)	0.38%	—	0.03%	—	0.41%	0.02%	0.39%
Templeton Global Bond Fund (Class R-6)	0.48%	—	0.08%	0.07%	0.63%	0.07%	0.56%
T. Rowe Price® Blue Chip Growth Fund (I Class)	0.55%	—	0.01%	—	0.56%	—	0.56%
T. Rowe Price® Large-Cap Growth Fund (I Class)	0.55%	—	0.01%	—	0.56%	—	0.56%
T. Rowe Price® QM U.S. Small-Cap Growth Equity Fund (I Class)	0.64%	—	0.01%	—	0.65%	—	0.65%
Vanguard® 500 Index Fund (Admiral Shares)	0.03%	—	0.01%	—	0.04%	—	0.04%
Vanguard® Emerging Markets Stock Index Fund (Institutional Shares)	0.08%	—	0.02%	—	0.10%	—	0.10%
Vanguard® Equity Income Fund (Admiral Shares)	0.18%	—	0.01%	—	0.19%	—	0.19%
Vanguard® Explorer Fund (Admiral Shares)	0.29%	—	0.01%	—	0.30%	—	0.30%
Vanguard® Extended Market Index Fund (Institutional Shares)	0.04%	—	0.01%	—	0.05%	—	0.05%
Vanguard® FTSE All-World ex-US Small-Cap Index Fund (Admiral Shares)	0.14%	—	0.02%	—	0.16%	—	0.16%
Vanguard® FTSE Social Index Fund (Admiral Shares)	0.13%	—	0.01%	—	0.14%	—	0.14%
Vanguard® Inflation-Protected Securities Fund (Admiral Shares)	0.09%	—	0.01%	—	0.10%	—	0.10%
Vanguard® Institutional Index Fund (Institutional Plus Shares)	0.02%	—	0.00%	—	0.02%	—	0.02%
Vanguard® Intermediate-Term Treasury Fund (Admiral Shares)	0.09%	—	0.01%	—	0.10%	—	0.10%
Vanguard® Real Estate Index Fund (Admiral Shares)	0.11%	—	0.01%	—	0.12%	—	0.12%
Vanguard® Selected Value Fund (Investor Shares)	0.29%	—	0.02%	—	0.31%	—	0.31%
Vanguard® Small-Cap Value Index Fund (Institutional Shares)	0.05%	—	0.01%	—	0.06%	—	0.06%
Vanguard® Total Bond Market Index Fund (Institutional Shares)	0.035%	—	0.00%	—	0.035%	—	0.035%

16	Prospectus ∎ TIAA Access

TOTAL ANNUAL FUND OPERATING EXPENSES BY FUND

(continued)

	Management (investment advisory) fees	12b-1 fees	Other expenses	Acquired Fund fees and expenses§,3	Total Annual Fund operating expenses	Expense reimburse- ments/ waivers	Net annual Fund operating expenses
Vanguard® Total International Bond Index Fund (Admiral Shares)	0.10%	—	0.01%	—	0.11%	—	0.11%
Vanguard® Wellington Fund (Admiral Shares)	0.17%	—	—	—	0.17%	—	0.17%
Western Asset Core Plus Bond Fund (Class IS)	0.40%	—	0.02%	—	0.42%	—	0.42%

†

The most recently ended fiscal year for the TIAA-CREF Lifecycle Funds is May 31, 2020; the inception date for the TIAA-CREF Lifecycle 2065 Fund was September 30, 2020; most recently ended fiscal year for the TIAA-CREF Lifecycle Index Funds is May 31, 2020; the inception date for the TIAA-CREF Lifecycle Index 2065 Fund was September 30, 2020; most recently ended fiscal year for the TIAA-CREF Funds (Real Estate Securities Fund and Fixed-Income Funds) is March 31, 2021; most recently ended fiscal year for the TIAA-CREF Funds (Equity Funds) is October 31, 2020; the most recently ended fiscal year for the Nuveen Mid Cap Value Fund is October 31, 2020; most recently ended fiscal year for the Nuveen Real Asset Income Fund is December 31, 2020; the most recently ended fiscal year for the Amana Growth Fund is May 31, 2020; the most recently ended fiscal year for the American Beacon Bridgeway Large Cap Growth Fund is December 31, 2020; most recently ended fiscal year for the American Century Mid Cap Value Fund is March 31, 2021; most recently ended fiscal year for the American Funds EuroPacific Growth Fund is March 31, 2021 (the expenses reflected in the table are for the fiscal year ended March 31, 2020); most recently ended fiscal year for the American Funds New Perspective Fund is September 30, 2020; most recently ended fiscal year for the American Funds Washington Mutual Investors Fund is April 30, 2021 (the expenses reflected in the table are for the fiscal year ended April 30, 2020); most recently ended fiscal year for the Ariel Appreciation Fund is September 30, 2020; most recently ended fiscal year for the Champlain Mid Cap Fund is December 31, 2020; most recently ended fiscal year for the Delaware Emerging Markets Fund is November 30, 2020; most recently ended fiscal year for the Delaware Small Cap Value Fund is November 30, 2020; most recently ended fiscal year for the DFA Emerging Markets Portfolio is October 31, 2020; most recently ended fiscal year for the Dodge & Cox International Stock Fund is December 31, 2020; most recently ended fiscal year for the Invesco Discovery Mid Cap Growth Fund is October 31, 2020; most recently ended fiscal year for the iShares Russell Mid-Cap Index Fund is July 31, 2020; most recently ended fiscal year for the JPMorgan Equity Income Fund is June 30, 2020; most recently ended fiscal year for the JPMorgan Small Cap Value Fund is June 30, 2020; most recently ended fiscal year for the Lazard International Equity Portfolio is December 31, 2020; most recently ended fiscal year for the Lord Abbett High Yield Fund is November 30, 2020; most recently ended fiscal year for the MFS International Diversification Fund is May 31, 2020; most recently ended fiscal year for the MFS Mid Cap Growth Fund is August 31, 2020; most recently ended fiscal year for the MFS Mid Cap Value Fund is September 30, 2020; most recently ended fiscal year for the MFS Value Fund is August 31, 2020; most recently ended fiscal year for the Nationwide Geneva Small Cap Growth Fund is October 31, 2020; most recently ended fiscal year for the Parnassus Mid Cap Growth Fund is December 31, 2020; most recently ended fiscal year for the PGIM Total Return Bond Fund is October 31, 2020; most recently ended fiscal year for the Templeton Global Bond Fund is December 31, 2020; most recently ended fiscal year for the T. Rowe Price®  Blue Chip Growth Fund is December 31, 2020; most recently ended fiscal year for the T. Rowe Price® Large-Cap Growth Fund is December 31, 2020; most recently ended fiscal year for the T. Rowe Price® QM U.S. Small-Cap Growth Equity Fund is December 31, 2020; most recently ended fiscal year for the Vanguard® 500 Index Fund is December 31, 2020; most recently ended fiscal year for the Vanguard® Emerging Markets Stock Index Fund is October 31, 2020; most recently ended fiscal year for the Vanguard® Equity Income Fund is September 30, 2020; most recently ended fiscal year for the Vanguard® Explorer Fund is October 31, 2020; most recently ended fiscal year for the Vanguard® Extended Market Index

TIAA Access ∎ Prospectus	17

TOTAL ANNUAL FUND OPERATING EXPENSES BY FUND

(continued)

Fund is December 31, 2020; most recently ended fiscal year for the Vanguard® FTSE All-World ex-US Small-Cap Index Fund is October 31, 2020; most recently ended fiscal year for the Vanguard® FTSE Social Index Fund is August 31, 2020; most recently ended fiscal year for the Vanguard® Inflation-Protected Securities Fund is December 31, 2020; most recently ended fiscal year for the Vanguard® Institutional Index Fund is December 31, 2020; most recently ended fiscal year for the Vanguard® Intermediate-Term Treasury Fund is January 31, 2021; most recently ended fiscal year for the Vanguard® Real Estate Index Fund is January 31, 2021; most recently ended fiscal year for the Vanguard® Selected Value Fund is October 31, 2020; most recently ended fiscal year for the Vanguard® Small-Cap Value Index Fund is December 31, 2020; most recently ended fiscal year for the Vanguard® Total Bond Market Index Fund is December 31, 2020; most recently ended fiscal year for the Vanguard® Total International Bond Index Fund is October 31, 2020; most recently ended fiscal year for the Vanguard® Wellington Fund is November 30, 2020; and most recently ended fiscal year for the Western Asset Core Plus Bond Fund is December 31, 2020. More information concerning each fund’s fees and expenses is contained in the prospectus for the fund.

§

The Lifecycle Funds and Lifecycle Index Funds are “funds of funds” that invest substantially all of their respective assets in shares of various other underlying portfolios of Class W of the TIAA-CREF Funds, and in other investment pools or investment products, including other funds advised by the TIAA-CREF Funds’ investment adviser, Teachers Advisors, LLC, or its affiliates. In addition, the TIAA-CREF Emerging Markets Equity Index Fund invests a small portion of its assets in shares of various other underlying portfolios. These funds have their own expenses and bear a portion of the operating expenses of the underlying portfolios in which they invest, including the Management Fee. The figures shown for Acquired Fund Fees and Expenses reflect the portion of the underlying portfolios’ expenses that are borne by fund shareholders indirectly. Contract owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of the funds that invest in the underlying portfolios.

[1]

Under the TIAA-CREF Funds’ expense reimbursement arrangements, the Funds’ investment adviser, Teachers Advisors, LLC, has contractually agreed to reimburse the Funds for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund Fees and Expenses and extraordinary expenses) that exceed the following annual rates of average daily net assets: (A) 0.09% for Equity Index Fund, Large-Cap Growth Index Fund, Large-Cap Value Index Fund, S&P 500 Index Fund and Small-Cap Blend Index Fund; 0.15% for International Equity Index Fund; 0.22% for Social Choice Equity Fund; 0.25% for Emerging Markets Equity Index Fund; 0.52% for Growth & Income Fund, Large-Cap Growth Fund, and Large-Cap Value Fund; 0.53% for Quant Small-Cap Equity Fund; 0.55% for Mid-Cap Growth Fund and Mid-Cap Value Fund; 0.60% for International Equity Fund and 0.95% for Emerging Markets Equity Fund. These expense reimbursement arrangements will continue through at least February 28, 2022, unless changed with approval of the Board of Trustees; and (B) 0.13% for Bond Index Fund; 0.15% for Money Market Fund; 0.30% for Short-Term Bond Fund and Inflation-Linked Bond Fund; 0.35% for Core Bond Fund and Core Plus Bond Fund; 0.40% for High-Yield Fund and 0.57% for Real Estate Securities Fund. These expense reimbursement arrangements will continue through at least July 31, 2021, unless changed with approval of the Board of Trustees.

[2]

Teachers Advisors, LLC, the Lifecycle Funds’ investment adviser (“Advisors”), has contractually agreed to waive 0.10% of its Management Fee on each Lifecycle Fund through September 30, 2023, unless changed with the approval of the Board of Trustees. Advisors has also contractually agreed to waive additional amounts of its Management Fee on each fund as follows: 0.02% for the Lifecycle Retirement Income Fund, 0.02% for the Lifecycle 2010 Fund, 0.022% for the Lifecycle 2015 Fund, 0.024% for the Lifecycle 2020 Fund, 0.025% for the Lifecycle 2025 Fund, 0.026% for the Lifecycle 2030 Fund, 0.036% for the Lifecycle 2035 Fund, 0.045% for the Lifecycle 2040 Fund, 0.043% for the Lifecycle 2045 Fund, 0.053% for the Lifecycle 2050 Fund, 0.052% for the Lifecycle 2055 Fund, 0.052% for the Lifecycle 2060 Fund and 0.052% for the Lifecycle 2065 Fund. These additional waivers will remain in effect through September 30, 2021, unless changed with approval of the Board of Trustees.

In addition, Advisors has contractually agreed to reimburse the funds for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund Fees and Expenses, extraordinary expenses and any expenses originally attributable to Class W shares of the

18	Prospectus ∎ TIAA Access

TOTAL ANNUAL FUND OPERATING EXPENSES BY FUND

(concluded)

underlying TIAA-CREF Funds that were incurred directly by the funds) that exceed 0.00% of average daily net assets for Institutional Class shares of the funds. These expense reimbursement arrangements will continue through at least September 30, 2021 unless changed with approval of the Board of Trustees.

[3]

Teachers Advisors, LLC, the Lifecycle Index Funds’ investment adviser (“Advisors”), has contractually agreed to waive the following the amounts of its Management Fee on each fund as follows: 0.104% for the Lifecycle Index Retirement Income Fund, 0.104% for the Lifecycle Index 2010 Fund, 0.098% for the Lifecycle Index 2015 Fund, 0.092% for the Lifecycle Index 2020 Fund, 0.085% for the Lifecycle Index 2025 Fund, 0.078% for the Lifecycle Index 2030 Fund, 0.071% for the Lifecycle Index 2035 Fund, 0.067% for the Lifecycle Index 2040 Fund, 0.062% for the Lifecycle Index 2045 Fund, 0.062% for the Lifecycle Index 2050 Fund, 0.061% for the Lifecycle Index 2055 Fund, 0.061% for the Lifecycle Index 2060 Fund and 0.06% for the Lifecycle Index 2065 Fund. These waivers will remain in effect through September 30, 2021, unless changed with the approval of the Board of Trustees.

In addition, Advisors has contractually agreed to reimburse the funds for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund Fees and Expenses, extraordinary expenses and any expenses originally attributable to Class W shares of the underlying TIAA-CREF Funds that were incurred directly by the funds) that exceed 0.00% of average daily net assets for Institutional Class shares of the funds. These expense reimbursement arrangements will continue through at least September 30, 2021 unless changed with approval of the Board of Trustees.

[4]

“Acquired Fund Fees and Expenses” are the funds’ proportionate amount of the expenses of any investment companies or pools in which they invest. These expenses are not paid directly by fund shareholders. Instead, fund shareholders bear these expenses indirectly because they reduce fund performance. Because “Acquired Fund Fees and Expenses” are included in the chart above, the funds’ operating expenses here will not correlate with the expenses included in the Financial Highlights in the funds’ prospectuses and the funds’ most recent annual reports.

The following examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, separate account annual expenses, and annual fund operating expenses.

These examples assume that you invest $10,000 in a contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the maximum and minimum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

ANNUAL EXPENSE DEDUCTIONS FROM NET ASSETS

	1 year	3 years	5 years	10 years
MAXIMUM
If you surrender, annuitize, or remain invested in the contract at the end of the applicable time period:	$200	$618	$1,061	$2,291
MINIMUM
If you surrender, annuitize, or remain invested in the contract at the end of the applicable time period:	$79	$247	$429	$957

The examples should not be considered a representation of past or future expenses or annual rates of return of any fund. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the examples. For more information, see “Charges” below.

TIAA Access ∎ Prospectus	19

For Condensed Financial Information pertaining to each investment account, please see Appendix A to this prospectus.

How do I purchase a contract?

Generally, we will issue a contract when we receive a completed application or enrollment form in good order. If your application is incomplete and we do not receive the necessary information and signed application in good order within five business days of our receipt of the initial premium, we will return the initial premium at that time.

If we receive premiums from your employer and, where applicable, a completed application from you before we receive your specific allocation instructions (or if your allocation instructions violate employer plan restrictions or do not total 100%), we will invest all premiums remitted on your behalf in the default option that your employer has designated. It is possible that the default option will not be an investment account of the separate account but will be another investment option available under your plan. We consider your employer’s designation of a default option to be an instruction to us to allocate your premiums to that option as described above. You should consult your plan documents or sales representative to determine your employer’s designated default option and to obtain information about that option.

When we receive complete allocation instructions from you, we will follow your instructions for future premiums. However, if you want the premiums previously allocated to the default option (and earnings or losses on them) to be transferred to the options identified in your instructions, you must specifically request that we transfer these amounts from the default option to your investment option choices.

Can I cancel my contract?

Generally, you may cancel any Retirement Annuity, Supplemental Retirement Annuity, or Group Supplemental Retirement Annuity Contract in accordance with the contract’s Right to Examine provision (unless we have begun making annuity payments from it) subject to the time period regulated by the state in which the contract is issued. To cancel a contract, mail or deliver the contract with your cancellation instructions (or signed Notice of Cancellation when such has been provided with your contract) to our home office. We will cancel the contract, then send either the current accumulation or the premium, depending on the state in which your contract was issued, to whomever originally submitted the premiums. Unless we are returning premiums paid as required by state law, you will bear the investment risk during this period.

Can I transfer among the investment accounts or make cash withdrawals from the contract?

Yes, you may transfer among investment accounts and make cash withdrawals from your contract. Transfers from the investment accounts to the TIAA Traditional

20	Prospectus ∎ TIAA Access

Annuity, to the TIAA Real Estate Account, to another TIAA annuity offered by your employer’s plan, to one of the CREF accounts or to funds offered under the terms of your plan must generally be at least $1,000 (except for systematic transfers, which must be at least $100) or your entire accumulation, if less. Note that transfers into the TIAA Real Estate Account may be limited. In the future, we may reduce or eliminate these minimum transaction levels. Cash withdrawals and transfers to other companies are not subject to a minimum amount, and we currently do not assess a fee for transfers or cash withdrawals. We may limit or modify transfer requests if we determine, at our sole discretion, that transfers are or would be harmful to the separate account or any investment account or would be to the disadvantage of other contract owners. These transactions may be limited by the terms of your employer’s plan, or by current tax law, or by the terms of your contract.

Cash withdrawals may be taxed and you may have to pay a tax penalty if you take a cash withdrawal before age 59 1/2. Some exceptions may apply.

What are my options for receiving annuity payments under the contract?

You can partially or fully annuitize and receive an income stream from the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund. Participants with assets in the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund can directly annuitize from that investment account, or they can annuitize by transferring their assets into TIAA Traditional, TIAA Real Estate, or one of the CREF accounts. (TIAA Real Estate and the CREF accounts are described in separate prospectuses. You may obtain these prospectuses by calling 877-518-9161.) Participants in any other investment accounts who wish to elect annuity income can transfer their assets from their investment accounts into the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund or into TIAA Traditional, TIAA Real Estate, or one of the CREF accounts. Such variable annuity payments will increase or decrease, depending on how well the funds underlying the investment accounts perform over time. Your payments will also change depending on the income change method you choose, i.e., whether you choose to have your payments revalued monthly or annually.

What death benefits are available under the contract?

If you die before receiving annuity payments, your beneficiary can receive a death benefit. The death benefit equals the accumulation under the contract. For details, see “Death Benefits.”

Teachers Insurance and Annuity Association of America

TIAA is a stock life insurance company, organized under the laws of New York State. It was founded on March 4, 1918, by the Carnegie Foundation for the

TIAA Access ∎ Prospectus	21

Advancement of Teaching. All of the stock of TIAA is held by the TIAA Board of Overseers, a nonprofit New York membership corporation whose main purpose is to hold TIAA’s stock. TIAA’s headquarters are at 730 Third Avenue, New York, New York 10017-3206. TIAA offers traditional annuities, which guarantee principal and a specified interest rate while providing the opportunity for additional amounts and variable annuities such as the TIAA Real Estate Account (described in a separate prospectus) and TIAA Access (described in this prospectus).

TIAA is the companion organization of the College Retirement Equities Fund (“CREF”), the first company in the United States to issue a variable annuity. CREF is a nonprofit membership corporation established in New York State in 1952. Together, TIAA and CREF form the principal retirement system for the nation’s education and research communities and form one of the largest pension systems based on assets under management, in the United States. As of December 31, 2020, TIAA’s total statutory admitted assets were approximately $278.29 billion; the combined assets under management for TIAA, CREF and other entities within the TIAA organization (including TIAA-sponsored mutual funds) totaled approximately $1.16 trillion. CREF does not stand behind TIAA’s guarantees and TIAA does not guarantee CREF products.

The separate account

TIAA Separate Account VA-3 was established as of May 17, 2006 as a separate investment account of TIAA under New York law, by resolution of TIAA’s Board of Trustees. The separate account is registered with the SEC as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and operates as a unit investment trust. The separate account is designed to fund individual and group variable contracts in retirement plans. As part of TIAA, the separate account is also subject to regulation by the New York State Department of Financial Services (“NYSDFS”) and the insurance departments of certain other jurisdictions in which the contracts are offered (see the SAI).

Although TIAA owns the assets of the separate account and the obligations under the contract are obligations of TIAA, the contract states that the separate account’s income, investment gains, and investment losses are credited to or charged against the assets of the separate account without regard to TIAA’s other income, gains, or losses. Under New York law, we cannot charge the separate account with liabilities incurred by any other TIAA separate account or other business activity TIAA may undertake.

When the contracts are purchased through qualified plans, earnings on accumulation in the separate account are not taxed until withdrawn or paid as annuity income (see “Taxes,” below).

Adding, closing, or substituting portfolios

The separate account currently consists of several investment accounts. We may, subject to any applicable law, make certain changes to the separate account

22	Prospectus ∎ TIAA Access

and investment accounts offered in your contract. We may offer new investment accounts or stop offering existing investment accounts subject to the requirements of applicable law and your employer’s plan. New investment accounts may be made available to existing contract owners and investment accounts may be closed to new or subsequent premium payments, transfers or allocations. In addition, we may also liquidate the shares held by any investment account, substitute the shares of one fund held by an investment account for another and/or merge investment accounts or cooperate in a merger of funds, including transferring contract values out of merging investment accounts into acquiring investment accounts. A substituted fund may have different fees and expenses. To the extent required by applicable law, we may be required to obtain approval from the SEC, your employer or you. In the event that a fund or investment account is no longer available, amounts invested in such investment account may be moved to the investment account designated by your employer under the terms of your employer’s plan. You may be given the opportunity, under the terms of your employer’s plan, to instruct us as to where to invest your assets.

Changes to the contract

We can also make any changes to the separate account or to the contract required by applicable insurance law, the IRC, or the 1940 Act. TIAA can make some changes at its discretion, subject to NYSDFS and SEC approval, as required. The separate account can (i) operate under the 1940 Act as a unit investment trust that invests in another investment company or in any other form permitted by law, (ii) deregister under the 1940 Act if registration is no longer required, or (iii) combine with other separate accounts. As permitted by law, TIAA can transfer the separate account assets to another separate account or investment accounts of TIAA or another insurance company or transfer the contract to another insurance  company.

Voting rights

The separate account is the legal owner of the shares of the funds offered through your contract. It therefore has the right to vote its shares at any meeting of the funds’ shareholders. When shareholder meetings are held, we will give the contract owner the right to instruct us how to vote shares of the funds attributable to their contracts. If we don’t receive timely instructions, shares will be voted by TIAA in the same proportion as the voting instructions received on outstanding contracts with allocations to investment accounts invested in the applicable funds. Please note that the effect of proportional voting is that a small number of contract owners may control the outcome of a vote. The number of fund shares attributable to a contract owner is determined by dividing the contract owner’s interest in the applicable investment account by the net asset value per share of the underlying fund.

TIAA Access ∎ Prospectus	23

Your investment options

The separate account is designed to invest in the funds described below. You can lose money by investing in any of the investment accounts, and the underlying funds could underperform other investments. You should consult your registered representative who may provide advice on the investment accounts offered, as not all of them may be suitable for your investment needs.

Many of the underlying funds offered through the separate account are also available for direct purchase outside of an annuity or life insurance contract.

Although the investment objectives and policies of certain funds are similar to the investment objectives and policies of other portfolios that may be managed or sponsored by the same investment advisor, subadvisor, manager, or sponsor, we do not represent or assure that the investment results will be comparable to those of any other portfolio, even where the investment advisor, subadvisor, or manager is the same. Certain funds available through the contract have names similar to funds not available through the contract. The performance of a fund not available through the contract does not indicate performance of a similarly named fund available through the contract. Differences in portfolio size, actual investments held, fund expenses, and other factors all contribute to differences in fund performance. For all these reasons, you should expect investment results to differ.

Certain funds invest substantially all of their assets in other funds (“funds of funds”). As a result, you will pay fees and expenses at both fund levels, which will reduce your investment return. In addition, funds of funds may have higher expenses than funds that invest directly in debt or equity securities.

Investment objectives of underlying funds

Though the investment accounts are available under the terms of your contract, they may not be available under the terms of your employer’s plan. You may only invest in those investment accounts available under the terms of your employer’s plan.

You should consider the investment objectives, risks, and charges and expenses of the funds carefully before investing. This and other information, including a description of risks involved in investing in the funds, is found in the funds’ prospectuses and statements of additional information. Investors can call 877-518-9161 to obtain a fund’s prospectus and statement of additional information. You should read the funds’ prospectuses carefully before investing in the funds.

Below is a description of each fund’s investment objective, as well as additional information about certain funds, as applicable. The funds may not achieve their stated objectives.

24	Prospectus ∎ TIAA Access

The separate account will hold shares in the following funds:

The Institutional Class of the following TIAA-CREF Funds:

TIAA-CREF Bond Index Fund

The Fund seeks total return that corresponds with the total return of a broad U.S. investment-grade bond market index.

TIAA-CREF Core Bond Fund

The Fund seeks total return, primarily through income.

TIAA-CREF Core Impact Bond Fund

The Fund seeks total return, primarily through current income, while giving special consideration to certain environmental, social and governance criteria.

TIAA-CREF Core Plus Bond Fund

The Fund seeks total return, primarily through current income.

TIAA-CREF Emerging Markets Equity Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of emerging markets equity investments.

TIAA-CREF Emerging Markets Equity Index Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of emerging markets equity investments based on a market index.

TIAA-CREF Equity Index Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities selected to track the overall U.S. equity markets based on a market index.

TIAA-CREF Growth & Income Fund

The Fund seeks a favorable long-term total return, through both capital appreciation and investment income, primarily from income-producing equity securities.

TIAA-CREF High-Yield Fund

The Fund seeks total return primarily through high current income and, when consistent with its primary objective, capital appreciation.

TIAA-CREF Inflation-Linked Bond Fund

The Fund seeks to provide inflation protection and income, primarily through investment in inflation-linked bonds.

TIAA Access ∎ Prospectus	25

TIAA-CREF International Equity Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of foreign issuers.

TIAA-CREF International Equity Index Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of foreign equity investments based on a market index.

TIAA-CREF International Opportunities Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of foreign issuers.

TIAA-CREF Large-Cap Growth Fund

The Fund seeks a favorable long-term return, mainly through capital appreciation, primarily from equity securities.

TIAA-CREF Large-Cap Growth Index Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of large domestic growth companies based on a market index.

TIAA-CREF Large-Cap Value Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of large domestic companies.

TIAA-CREF Large-Cap Value Index Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of large domestic value companies based on a market index.

TIAA-CREF Lifecycle Funds and Lifecycle Index Funds

In general, the Lifecycle Funds and Lifecycle Index Funds (except for the Lifecycle Retirement Income Fund and Lifecycle Index Retirement Income Fund) are designed for investors who have a specific target retirement year in mind. The Lifecycle Funds and Lifecycle Index Funds invest in underlying funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of the year included in the name of the Lifecycle Fund and Lifecycle Index Fund. The Lifecycle Funds’ and Lifecycle Index Funds’ investments are adjusted from more aggressive to more conservative over time as a target retirement year approaches and for approximately 30 years afterwards, and seek to achieve their final target allocation approximately 30 years following the target date.

26	Prospectus ∎ TIAA Access

•	Lifecycle Retirement Income Fund

The Lifecycle Retirement Income Fund seeks high total return over time primarily through income, with a secondary emphasis on capital appreciation.

•	Lifecycle 2010 Fund

The Lifecycle 2010 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2015 Fund

The Lifecycle 2015 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2020 Fund

The Lifecycle 2020 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2025 Fund

The Lifecycle 2025 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2030 Fund

The Lifecycle 2030 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2035 Fund

The Lifecycle 2035 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2040 Fund

The Lifecycle 2040 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2045 Fund

The Lifecycle 2045 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2050 Fund

The Lifecycle 2050 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2055 Fund

The Lifecycle 2055 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2060 Fund

The Lifecycle 2060 Fund seeks high total return over time through a combination of capital appreciation and income.

TIAA Access ∎ Prospectus	27

•	Lifecycle 2065 Fund

The Fund seeks high total return over time through a combination of capital appreciation and income.

TIAA-CREF Lifecycle Index Funds

•	Lifecycle Index Retirement Income Fund

The Fund seeks high total return over time primarily through income, with a secondary emphasis on capital appreciation.

•	Lifecycle Index 2010 Fund

The Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle Index 2015 Fund

The Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle Index 2020 Fund

The Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle Index 2025 Fund

The Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle Index 2030 Fund

The Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle Index 2035 Fund

The Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle Index 2040 Fund

The Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle Index 2045 Fund

The Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle Index 2050 Fund

The Fund seeks high total return over time through a combination of capital appreciation and income.

28	Prospectus ∎ TIAA Access

•	Lifecycle Index 2055 Fund

The Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle Index 2060 Fund

The Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle Index 2065 Fund

The Fund seeks high total return over time through a combination of capital appreciation and income.

TIAA-CREF Mid-Cap Growth Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of medium-sized domestic companies.

TIAA-CREF Mid-Cap Value Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of medium-sized domestic companies.

TIAA-CREF Money Market Fund*

The Fund seeks current income consistent with maintaining liquidity and preserving capital.

TIAA-CREF Quant Small-Cap Equity Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of smaller domestic companies.

TIAA-CREF Quant Small-Cap Equity Fund, previously offered as an investment option under the contract, is no longer available, subject to the following exception. If your employer’s plan made available the TIAA-CREF Quant Small-Cap Equity Fund prior to September 29, 2017, then you may continue to allocate premiums and transfer accumulations from the other investment accounts of the separate account that are available under the terms of your employer’s plan to the TIAA-CREF Quant Small-Cap Equity Fund investment option.

TIAA-CREF Real Estate Securities Fund

The Fund seeks to obtain a favorable long-term total return through both capital appreciation and current income, by investing primarily in equity securities of companies principally engaged in or related to the real estate industry.

*

Although the fund will continue to seek to maintain a share value of $1.00 per share, there is no assurance that this fund will be able to maintain a stable net asset value per share. In addition, during extended periods of low interest rates, and partly as a result of asset-based separate account charges, the yield on this investment account may become low and possibly negative.

TIAA Access ∎ Prospectus	29

TIAA-CREF S&P 500 Index Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of large domestic companies selected to track U.S. equity markets based on a market index.

TIAA-CREF Short-Term Bond Fund

The Fund seeks current income.

TIAA-CREF Small-Cap Blend Index Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities in smaller domestic companies based on a market index.

TIAA-CREF Social Choice Equity Fund

The Fund seeks a favorable long-term total return that reflects the investment performance of the overall U.S. stock market while giving special consideration to certain environmental, social and governance (“ESG”) criteria.

TIAA-CREF Social Choice International Equity Fund

The Fund seeks a favorable long-term total return that reflects the investment performance of the overall foreign equity markets while giving special consideration to certain environmental, social and governance criteria.

TIAA-CREF Social Choice Low Carbon Equity Fund

The Fund seeks a favorable long-term total return that reflects the investment performance of the overall U.S. stock market while giving special consideration to certain environmental, social and governance criteria, which include additional criteria relating to carbon emissions and fossil fuel reserves.

The following Nuveen Funds:

Nuveen Mid Cap Value Fund (Class R6)

The Fund seeks capital appreciation.

Nuveen Real Asset Income Fund (Class R6)

The Fund seeks a high level of current income.

The following non-TIAA-CREF Funds:

Amana Growth Fund (Institutional Shares)

The Fund seeks long-term capital growth, consistent with Islamic principles.

American Beacon Bridgeway Large Cap Growth Fund (Class R6)

The Fund seeks long-term total return on capital, primarily through capital appreciation.

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American Century Mid Cap Value Fund (Class R6)

The Fund seeks long-term capital growth.

American Funds EuroPacific Growth Fund (Class R-6)

The Fund’s investment objective is to provide you with long-term growth of capital.

American Funds New Perspective Fund (Class R6)

The Fund seeks to provide long-term growth of capital.

American Funds Washington Mutual Investors Fund (Class R-6)

The Fund’s investment objective is to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.

Ariel Appreciation Fund (Institutional Class)

The Fund seeks long-term capital appreciation.

Champlain Mid Cap Fund (Institutional Shares)

The Fund seeks capital appreciation.

Delaware Emerging Markets Fund (Class R-6)

The Fund seeks long-term capital appreciation.

Delaware Small Cap Value Fund (R6 Shares)

The Fund seeks capital appreciation.

DFA Emerging Markets Portfolio (Institutional Class)

The investment objective of the Emerging Markets Portfolio is to achieve long-term capital appreciation.

Dodge & Cox International Stock Fund

The Fund seeks long-term growth of principal and income.

Invesco Discovery Mid Cap Growth Fund (Class R6)

The Fund seeks capital appreciation.

iShares Russell Mid-Cap Index Fund (Class K)

The Fund seeks to track the investment results of an index composed of mid-capitalization U.S. equities.

JPMorgan Equity Income Fund (Class R6)

The Fund seeks capital appreciation and current income.

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JPMorgan Small Cap Value Fund (Class R-6)

The Fund seeks long-term capital growth primarily by investing in equity securities of small-capitalization companies.

Lazard International Equity Portfolio (R6 Shares)

The Fund seeks long-term capital appreciation.

Lord Abbett High Yield Fund (Class R6)

The Fund seeks a high current income and the opportunity for capital appreciation to produce a high total return.

MFS International Diversification Fund (Class R6)

The Fund seeks capital appreciation.

MFS Mid Cap Growth Fund (Class R6)

The Fund seeks capital appreciation.

MFS Mid Cap Value Fund (Class R6)

The Fund seeks capital appreciation.

MFS Value Fund (Class R6)

The Fund seeks capital appreciation.

Nationwide Geneva Small Cap Growth Fund (Class R6)

The Fund seeks long-term capital appreciation.

Nationwide Geneva Small Cap Growth Fund, previously offered as an investment option under the contract, is no longer available, subject to the following exception. If your employer’s plan made available the Nationwide Geneva Small Cap Growth Fund prior to October 31, 2017, then you may continue to allocate premiums and transfer accumulations from the other investment accounts of the separate account that are available under the terms of your employer’s plan to the Nationwide Geneva Small Cap Growth Fund investment option.

Parnassus Mid Cap Growth Fund (Institutional Shares)

The Fund seeks capital appreciation.

PGIM Total Return Bond Fund (Class R6)

The Fund seeks total return.

Templeton Global Bond Fund (Class R-6)

The Fund seeks current income with capital appreciation and growth of income.

T. Rowe Price® Blue Chip Growth Fund (I Class)

The Fund seeks to provide long-term capital growth. Income is a secondary objective.

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T. Rowe Price® Large-Cap Growth Fund (I Class)

The Fund seeks to provide long-term capital appreciation through investments in common stocks of growth companies. Generally looks for companies having the following characteristics: above-average growth in earnings and cash flow, and a lucrative niche in the economy and ability to expand even during times of slow economic growth. As with all equity funds, this fund’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings.

T. Rowe Price® QM U.S. Small-Cap Growth Equity Fund (I Class)

The Fund seeks long-term growth of capital by investing primarily in common stocks of small growth companies. Invests primarily in small-cap growth companies. The “QM” in the fund’s name reflects the concept that the fund employs a “quantitative management” strategy relying on quantitative models developed by T. Rowe Price® to help identify stocks that could be included in the portfolio. The fund’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. Small companies tend to be riskier than large companies.

Vanguard® 500 Index Fund (Admiral Shares)

The Fund seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks. The Fund primarily invests its assets in securities selected to track the S&P 500 Index.

Vanguard® Emerging Markets Stock Index Fund (Institutional Shares)

The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in emerging market countries. The Fund primarily invests its assets in securities selected to track the FTSE Emerging Markets All Cap China A Inclusion Index.

Vanguard® Equity Income Fund (Admiral Shares)

The Fund seeks to provide an above-average level of current income and reasonable long-term capital appreciation.

Vanguard® Explorer Fund (Admiral Shares)

The Fund seeks to provide long-term capital appreciation. The Fund uses a multimanager approach that provides exposure to a broad universe of small-company growth stocks.

Vanguard® Extended Market Index Fund (Institutional Shares)

The Fund seeks to track the performance of a benchmark index that measures the investment return of small- and mid-capitalization stocks. The Fund primarily invests its assets in securities selected to track the S&P Completion Index.

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Vanguard® FTSE All-World ex-US Small-Cap Index Fund (Admiral Shares)

The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks of international small-cap companies.

Vanguard® FTSE Social Index Fund (Admiral Shares)

The Fund seeks to track the performance of a benchmark index that measures the investment return of large- and mid-capitalization stocks.

Vanguard® Inflation-Protected Securities Fund (Admiral Shares)

The Fund seeks to provide inflation protection and income consistent with investment in inflation-indexed securities.

Vanguard® Institutional Index Fund (Institutional Plus Shares)

The Fund seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks.

Vanguard® Intermediate-Term Treasury Fund (Admiral Shares)

The Fund seeks to provide a moderate and sustainable level of current income. The Fund invests primarily in intermediate-term U.S. Treasury obligations with an average maturity of 5–10 years.

Vanguard® Real Estate Index Fund (Admiral Shares)

The Fund seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs and other real estate-related investments.

Vanguard® Selected Value Fund (Investor Shares)

The Fund seeks to provide long-term capital appreciation and income. The Fund invests in mid-capitalization stocks, using a multimanager structure that provides diversification and mitigates risk.

Vanguard® Small-Cap Value Index Fund (Institutional Shares)

The Fund seeks to track the performance of a benchmark index that measures the investment return of small-capitalization value stocks. The Fund primarily invests its assets in securities selected to track the CRSP US Small Cap Value Index.

Vanguard® Total Bond Market Index Fund (Institutional Shares)

The Fund seeks to track the performance of a broad, market-weighted bond index. The Fund primarily invests its assets in securities selected to track the Bloomberg Barclays U.S. Aggregate Float Adjusted Index.

34	Prospectus ∎ TIAA Access

Vanguard® Total International Bond Index Fund (Admiral Shares)

The Fund seeks to track the performance of a benchmark index that measures the investment return of non-U.S. dollar-denominated investment-grade bonds.

Vanguard® Wellington Fund (Admiral Shares)

The Fund seeks to provide long-term capital appreciation and reasonable current income.

Vanguard® Wellington Fund, previously offered as an investment option under the contract, is no longer available, subject to the following exception. If your employer’s plan made available the Vanguard Wellington Fund prior to March 24, 2017, then you may continue to allocate premiums and transfer accumulations from the other investment accounts of the separate account that are available under the terms of your employer’s plan to the Vanguard Wellington Fund investment option.

Western Asset Core Plus Bond Fund (Class IS)

The Fund seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain a dollar-weighted average effective duration within 30% of the average duration of the domestic bond market as a whole as estimated by the fund’s subadvisers. The Fund invests in a portfolio of fixed income securities of various maturities and, under normal market conditions, will invest at least 80% of its net assets in debt and fixed income securities.

Additional investment information and options

All assets of the investment accounts will be allocated to the funds at net asset value. The investment results of the funds will significantly affect the value of your variable annuity contract.

You may also opt under your contract to allocate or transfer money from the investment accounts to the TIAA Traditional Annuity or, within certain limitations, the TIAA Real Estate Account. See “Starting Out.” Your TIAA Traditional Annuity accumulation will be credited with a guaranteed interest rate, and may also be credited with additional amounts declared by TIAA. Any amounts in the TIAA Traditional Annuity are subject to our financial strength and claims-paying ability.

The investment advisors

Teachers Advisors, LLC (“Advisors”) manages the assets of the TIAA-CREF Funds, which include the TIAA-CREF Lifecycle Funds (Institutional Class) and TIAA-CREF Lifecycle Index Funds (Institutional Class). Advisors is a subsidiary of TIAA. Nuveen Fund Advisors, LLC (“Nuveen”) manages the assets of the Nuveen Mid Cap Value Fund (Class R6) and Nuveen Real Asset Income Fund (Class R6). Nuveen is a subsidiary of TIAA. Saturna Capital Corporation (“Saturna Capital”) manages the assets of Amana Growth Fund (Institutional Shares). American Beacon Advisors, Inc. (“American Beacon”) manages the assets of American Beacon

TIAA Access ∎ Prospectus	35

Bridgeway Large Cap Growth Fund (Class R6). American Century Investment Management, Inc. (“American Century”) manages the assets of American Century Mid Cap Value Fund (Class R6). Capital Research and Management Company (“CRMC”) manages the assets of American Funds EuroPacific Growth Fund (Class R-6), American Funds New Perspective Fund (Class R6) and American Funds Washington Mutual Investors Fund (Class R-6). Ariel Investments, LLC (“Ariel Investments”) manages the assets of Ariel Appreciation Fund (Institutional Class). Champlain Investment Partners, LLC (“Champlain”) manages the assets of Champlain Mid Cap Fund (Institutional Shares). Delaware Management Company (“Delaware”) manages the assets of Delaware Emerging Markets Fund (Class R-6) and Delaware Small Cap Value Fund (R6 Shares). Dimensional Fund Advisors LP (“Dimensional”) manages the assets of DFA Emerging Markets Portfolio (Institutional Class). Dodge & Cox (“Dodge & Cox”) manages the assets of Dodge & Cox International Stock Fund. Invesco Advisers, Inc. (“Invesco”) manages the assets of Invesco Discovery Mid Cap Growth Fund (Class R6). BlackRock Advisors, LLC (“BlackRock”) manages the assets of iShares Russell Mid-Cap Index Fund (Class K). JPMorgan Investment Management Inc. (“JPMIM”) manages the assets of JPMorgan Equity Income Fund (Class R6) and JPMorgan Small Cap Value Fund (Class R-6). Lazard Asset Management LLC (“Lazard”) manages the assets of Lazard International Equity Portfolio (R6 Shares). Lord, Abbett & Co. LLC (“Lord Abbett”) manages the assets of Lord Abbett High Yield Fund (Class R6). Massachusetts Financial Services Company (“MFS”) manages the assets of MFS International Diversification Fund (Class R6), MFS Mid Cap Growth Fund (Class R6), MFS Mid Cap Value Fund (Class R6) and MFS Value Fund (Class R6). Nationwide Fund Advisors (“Nationwide”) manages the assets of Nationwide Geneva Small Cap Growth Fund (Class R6). Parnassus Investments (“Parnassus”) manages the assets of Parnassus Mid Cap Growth Fund (Institutional Shares). PGIM Investments LLC (“PGIM Investments”) serves as investment adviser and PGIM, Inc. serves as subadviser to the PGIM Total Return Bond Fund (Class R6). Franklin Advisers, Inc. (“Franklin”) manages the assets of Templeton Global Bond Fund (Class R-6). T. Rowe Price® Associates, Inc. (“T. Rowe Price®”) manages the assets of the T. Rowe Price® Blue Chip Growth Fund (I Class), T. Rowe Price® Large-Cap Growth Fund (I Class) and T. Rowe Price® QM U.S. Small-Cap Growth Equity Fund (I Class). The Vanguard Group, Inc. manages the assets of Vanguard® 500 Index Fund (Admiral Shares), Vanguard® Emerging Markets Stock Index Fund (Institutional Shares), Vanguard® Extended Market Index Fund (Institutional Shares), Vanguard® FTSE All-World ex-US Small-Cap Index Fund (Admiral Shares), Vanguard® FTSE Social Index Fund (Admiral Shares), Vanguard® Inflation-Protected Securities Fund (Admiral Shares), Vanguard® Institutional Index Fund (Institutional Plus Shares), Vanguard® Intermediate-Term Treasury Fund (Admiral Shares), Vanguard® Real Estate Index Fund (Admiral Shares), Vanguard® Small-Cap Value Index Fund (Institutional Shares), and Vanguard® Total Bond Market Index Fund (Institutional Shares) and Vanguard® Total International Bond Index Fund (Admiral Shares). ArrowMark Partners, ClearBridge Investments, LLC, Stephens Investment

36	Prospectus ∎ TIAA Access

Management Group, LLC, Wellington Management Company, LLP and The Vanguard Group, Inc. manage the assets of Vanguard® Explorer Fund (Admiral Shares). Wellington Management Company, LLP and The Vanguard Group, Inc. manage the assets of Vanguard® Equity Income Fund (Admiral Shares). Cooke & Bieler, LP, Donald Smith & Co., Inc., and Pzena Investment Management, LLC manage the assets of Vanguard® Selected Value Fund (Investor Shares). Wellington Management Company, LLP manages the assets of Vanguard® Wellington Fund (Admiral Shares) (together, the Vanguard funds’ investment advisors are referred to as “Vanguard Fund Advisors”). Western Asset Management Company, LLC, Western Asset Management Company Limited, Western Asset Management Company Ltd and Western Asset Management Company Pte. Ltd (collectively, “Western Asset”) manage the assets of Western Asset Core Plus Bond Fund (Class IS). Advisors, American Beacon, American Century, Ariel Investments, BlackRock, Champlain, CRMC, Delaware, Dimensional, Dodge & Cox, Franklin, Invesco, JPMIM, Lazard, Lord Abbett, MFS, Nationwide, Nuveen, Parnassus, PGIM Investments, Saturna Capital, T. Rowe Price®, and Vanguard Fund Advisors and Western Asset are registered with the SEC as investment advisors under the Investment Advisers Act of 1940.

The broker-dealer

TIAA makes payments to TIAA-CREF Individual & Institutional Services, LLC (“Services”), a TIAA subsidiary, for distribution services. Services performs all sales and marketing functions relative to the contracts.

Certain payments we receive with regard to the funds

We (and our affiliates) receive payments, which may be significant, from the funds, their advisors, distributors, or affiliates thereof. These payments may be used for a variety of purposes, including payment of expenses that we (and our affiliates) incur in promoting, marketing, and administering the contract and the funds in which the separate account invests. We (and our affiliates) may profit from these payments. These payments may be derived, in whole or in part, from the revenues of the funds’ investment advisors, and such revenues may be generated through the advisors’ receipt of the investment advisory fees deducted from fund assets. Contract owners, through their indirect investment in the funds, indirectly bear the costs of these investment advisory fees (see the funds’ prospectuses for more information). The amount of the payments we receive is based on a percentage of the assets of the particular funds attributable to the contract and to certain other variable insurance contracts that we and our affiliates issue. These percentages differ, and some advisors (or affiliates) may pay more than others. Currently, these percentages range from 0% to 0.15% (but they may increase).

Furthermore, we (and our affiliates) receive additional compensation on assets invested in TIAA’s proprietary funds because our affiliates receive payments from the funds for investment advisory and/or other services. Thus, we may receive more revenue with respect to proprietary funds than nonproprietary funds.

TIAA Access ∎ Prospectus	37

These arrangements may be a factor that we consider in including funds as underlying investment options of the investment account.

Selection of funds

We select the funds offered through the contract based on several criteria, including the following:

●	asset class coverage,

●	the strength of the investment adviser’s (or sub-adviser’s) reputation and tenure,

●	brand recognition,

●	performance,

●	the capability and qualification of each investment firm, and

●	whether our distributors are likely to recommend the funds to contract owners.

Another factor we consider during the selection process is whether the fund, its adviser, its sub-adviser, or an affiliate will make payments to us or our affiliates. For a discussion of these arrangements, see “Certain Payments We Receive with Regard to the Funds.” We also consider whether the fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the contracts. We review each fund periodically after it is selected. Upon review, we may remove a fund or restrict allocation of additional premium and/or transfers of accumulation to a fund if we determine the fund no longer meets one or more of the criteria and/or if the fund has not attracted significant contract owner assets. We do not recommend or endorse any particular fund, and we do not provide investment advice. We have included TIAA-CREF Funds at least in part because they are managed by our affiliate, Advisors.

The annuity contracts

We offer the following types of contracts:

RA (Retirement Annuity) and GRA (Group Retirement Annuity): RA and GRA contracts are used mainly for employer sponsored retirement plans.

●

Depending on the terms of your employer’s plan, RA and GRA premiums can be paid by your employer, you, or both. If you are paying some or all of the entire periodic premium, your contributions can be in either pre-tax dollars by salary reduction, or after-tax dollars by payroll deduction. You can also transfer accumulations from another investment choice under your employer’s plan to your RA Contract.

●

GRA premiums can come from only your employer or both you (through salary reduction) and your employer. Your GRA premiums can be from pre-tax or after-tax contributions. You cannot pay GRA premiums directly to TIAA; your employer must send them for you. As with RAs, you can transfer accumulations from another investment choice under your employer’s plan to your GRA Contract.

38	Prospectus ∎ TIAA Access

●	Your employer may offer you the option of making contributions in the form of after-tax Roth-style contributions, though you will not be able to take tax deductions for these contributions.

SRA (Supplemental Retirement Annuity) and GSRA (Group Supplemental Retirement Annuity): These contracts are used for voluntary tax-deferred annuity (“TDA”) plans.

●

SRA Contracts are issued directly to you; GSRA Contracts are issued through an agreement between your employer and TIAA. Generally, your employer pays premiums in pre-tax dollars through salary reduction. Although you cannot pay premiums directly, you can transfer amounts from other TDA plans.

●	Although your employer may offer you the option of making contributions in the form of after-tax Roth-style contributions, you will not be able to take tax deductions for these contributions.

Retirement Choice/Retirement Choice Plus Annuities: These contracts are very similar in operation to the GRAs and GSRAs, respectively, except that they are issued directly to your employer or your plan’s trustee.

●	Among other rights, the employer retains the right to transfer accumulations under these contracts to alternate funding vehicles.

GA (Group Annuity) and Institutionally-Owned GSRA: These contracts are used exclusively for employer retirement plans and are issued directly to your employer or your plan’s trustee.

●

Your employer pays premiums directly to TIAA. Your employer or the plan’s trustee may control the allocation of contributions and transfers to and from these contracts. If a GA or GSRA Contract is issued pursuant to your plan, the rules relating to transferring and withdrawing your money, receiving any annuity income or death benefits, and the timing of payments are determined by your plan. Ask your employer or plan administrator for more information.

State Regulatory Approval. Certain of these contracts may not currently be available in your state.

Contracts Can Differ Pursuant to State Laws. Contract terms and features may differ due to state laws and regulations. These differences may include, among other things, availability of certain Income Options, how frequently you can transfer into or out of investment accounts, or our ability to restrict transfers into or out of the investment accounts. You should review your contract along with this prospectus to understand the product features and charges under your contract.

Tax Deferral. You or your employer can purchase these contracts in connection with tax-qualified pension plans under IRC sections 401(a) and 403(a), and plans under IRC sections 403(b), 414(d), 415(m), 457(b), or 457(f). The tax advantages available with these contracts exist solely through one of these types of retirement plans. TIAA is not making any representation regarding the tax qualification status of any plan. In contrast to many variable annuities, because these contracts can invest in funds available to the general public, if the contracts are not issued or purchased

TIAA Access ∎ Prospectus	39

through one of these types of retirement plans, the taxes on gains will not be deferred. You should carefully consider the advantages and disadvantages of owning a variable annuity in a tax-qualified plan, as well as the costs and benefits of the contract (including the annuity income), before you purchase a contract in a tax-qualified plan.

Other Investment Options. In addition to the investment accounts described in this prospectus, you may also allocate money to the TIAA Real Estate Account and TIAA Traditional Annuity under the terms of this contract and if permitted by your employer’s plan. A companion CREF contract may have been issued to you when you received this contract offering the investment accounts. For more information about the TIAA Traditional Annuity, the TIAA Real Estate Account, or the CREF accounts, and particular funds and investment options offered under the terms of your plan, please see the applicable contracts and/or respective prospectuses for those investment options available by calling 800-842-2252.

Starting out

Generally, we will issue a contract when we receive a completed application or enrollment form in good order. “Good order” means actual receipt of the transaction request along with all information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes your complete application (or complete request for redemptions, transfers, withdrawals, or payment of death or other benefits) and any other information or supporting documentation we may require. With respect to purchase requests, “good order” also generally includes receipt of sufficient funds by us to effect the transaction. We may, at our sole discretion, determine whether any particular transaction request (including, among others, a purchase, redemption, or withdrawal request to pay benefits) is in good order and reserve the right to change or waive any good order requirement at any time either in general or with respect to a particular plan, contract or transaction.

If your application is incomplete and we do not receive the necessary information and signed application in good order within five business days of our receipt of the initial premium, we will return the initial premium at that time. In addition, it is also possible that, if we are unable to reach you to obtain additional or missing information relating to incomplete applications, or transaction requests that are not in good order, the transaction may be cancelled.

If we receive premiums from your employer and, where applicable, a completed application from you before we receive your specific allocation instructions (or if your allocation instructions violate employer plan restrictions or do not total 100%), we will invest all premiums remitted on your behalf in the default option that your employer has designated. It is possible that the default option will not be an investment account of the separate account but will be another investment option available under your plan. We consider your employer’s designation of a default option to be an instruction to us to allocate your premiums to that option as

40	Prospectus ∎ TIAA Access

described above. You should consult your plan documents or sales representative to determine your employer’s designated default option and to obtain information about that option.

Once we receive complete allocation instructions from you, we will follow your instructions for future premiums. However, if you want the premiums previously allocated to the default option (and earnings or losses on them) to be transferred to the options identified in your instructions, you must specifically request that we transfer these amounts from the default option to your investment option choices.

You may stop premiums at any time without notice to us and then resume without payment of any past due premium or penalty of any kind. Your right to apply distributions from other plans to your contract as direct rollovers under the IRC may be limited by the terms of your employer’s plan.

TIAA generally does not restrict the amount or frequency of payment of premiums to your contract, although we may in the future. Your employer’s retirement plan may limit your premium amounts. In addition, the IRC limits the total annual premiums you may invest in plans qualified for favorable tax treatment.

In most cases, we accept premiums to a contract during your accumulation period. Premiums will be credited to your contract as of the end of the business day in which we receive them at the location that we will designate by prior written notice, in good order and in accordance with procedures established by us or as required by law. Once your first premium has been paid, your contract cannot lapse or be forfeited for nonpayment of premiums. Note that we cannot accept credit cards, money orders, travelers checks or digital (including virtual or crypto) currencies (e.g., Bitcoin). In addition, we will not accept a third-party check where the relationship of the payor to the contract owner cannot be identified from the face of the check.

You may allocate your premiums among the investment accounts, the TIAA Traditional Annuity, and the TIAA Real Estate Account under the terms of the contract, and only as permitted under the terms of your employer’s plan. You may also transfer accumulations to the CREF accounts, and, in some cases, certain mutual funds, or other TIAA annuities, if the investment option is available under the terms of your employer’s plan. You should consider the investment objectives, risks, and charges and expenses of the CREF accounts, TIAA Real Estate Account and any mutual funds offered under the terms of your employer’s plan carefully before investing. This and other information, including a description of the risks involved in investing in the CREF accounts, TIAA Real Estate Account and the funds, are found in their respective prospectuses. The CREF accounts, TIAA Real Estate Account and the funds are described in separate prospectuses. You may obtain a prospectus, free of charge, by calling 877-518-9161. You should read the prospectus carefully before investing. For more information about the TIAA Traditional Annuity, you may obtain the applicable contracts by calling 800-842-2252.

To change your allocation choices for future premiums, you can:

●	write to TIAA at P.O. Box 1259, Charlotte, North Carolina 28201;

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●	call our Automated Telephone Service (24 hours a day) at 800-842-2252; or

●	use the TIAA website’s account access feature at tiaa.org.

When you allocate premiums to an investment account, the premiums are used to purchase accumulation units in that investment account. You may change your allocation for future premiums at any time. We will allocate your premiums according to the most recent valid instructions in a form acceptable to us (in good order) that we have received from you. Your employer’s plan may limit your right to allocate premiums to an investment account. We may stop accepting premiums to any or all investment accounts at any time.

Important information about procedures for opening a new account

To help the United States government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions, including us, to obtain, verify and record information that identifies each person who purchases a contract.

What this means for you: When you apply for a contract, we will ask for your name, street address (not a post office box), date of birth, Social Security number and other information, such as your home telephone number, that will allow us to identify you. Until you provide us with the information we need, we may not be able to issue a contract or effect any transactions for you.

In certain circumstances, we may be required to block a contract owner’s ability to make certain transactions and may refuse to accept any premium payments or requests for transfers, withdrawals, surrenders, annuitization, or death benefits, until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators without notice or consent.

Accumulation units

Determining the value of your contract—investment accounts

The premiums you allocate, or transfers you make, to the investment accounts purchase accumulation units. We calculate how many accumulation units to credit by dividing the amount allocated or transferred to the particular investment account by its accumulation unit value calculated at the close of the business day we receive your premium or completed transfer request in good order. For information regarding how we price your initial premium, see “Starting Out.” To determine how many accumulation units to subtract for transfers out and cash withdrawals, we use the unit value calculated at the close of the business day we receive your completed transaction request and all required information and documents in good order (unless you have chosen a later date).

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We arbitrarily set the initial value of each accumulation unit at $25. Subsequently, the value of the accumulation units will depend mainly on the investment experience of the underlying funds, although the accumulation unit value also reflects the deduction by TIAA of separate account expenses. We calculate the accumulation unit value at the close of each valuation day. We multiply the previous day’s accumulation unit value by the net investment factor for the pertinent investment account of the separate account. The net investment factor reflects, for the most part, changes in the net asset value of the shares of the fund held by the investment account, and investment income and capital gains distributed to the investment account. The gross investment factor is decreased by the separate account expense and risk charges.

An investment account’s net investment factor equals its gross investment factor minus the separate account charge incurred since the previous valuation day.

An investment account’s gross investment factor equals (a) divided by (b), as follows:

(a)	equals	(i):	the value of the fund shares in the investment account as of the close of the valuation day (net asset value per share times number of shares owned) excluding the net effect of contract owners’ transactions (i.e., premiums received, benefits paid, and transfers to and from the investment account) made during that day; plus

		(ii):	investment income and capital gains distributed to the investment account; less

		(iii):	any amount paid and/or reserved for tax liability resulting from the operation of the investment account since the previous valuation day.

(b)	equals	the value of the fund shares in the investment account as of the previous valuation day, including the net effect of contract owners’ transactions, made during the previous valuation day.

Number of Accumulation Units. The number of accumulation units in an investment account under your contract will be increased by:

●	any premiums you allocate to that investment account; and

●	any transfers you make to that investment account.

The number of accumulation units in an investment account under your contract will be decreased by:

●	the application of any accumulations to provide any form of benefit; and

●	any transfers or withdrawals from your accumulation in that investment account.

The increase or decrease in the number of your accumulation units on any valuation day is equal to the net dollar value of all transactions divided by the value of the investment account’s accumulation unit as of the end of the valuation day on which the transaction becomes effective.

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To change your investment allocations

To make a change to your future investment allocation percentages, you can write to TIAA at P.O. Box 1259, Charlotte, North Carolina 28201 or call 800-842-2252 or use the TIAA website’s account access feature at tiaa.org. You may be required to complete and return certain forms (in good order) to effect these transactions. If you have any questions, call us at 800-842-2252. To make specific transfers, see “How to Make Transfers and Withdraw Cash,” below.

How to transfer and withdraw your money

Generally, we allow you to move your money to and from the investment accounts and to make withdrawals from your contract. These options may be limited by the terms of your employer’s plan, by current tax law, or by the terms of your contract. Transfers from the investment accounts to the TIAA Traditional Annuity, to the TIAA Real Estate Account, to another TIAA annuity offered by your employer’s plan, to one of the CREF accounts or to funds offered under the terms of your plan must generally be in the amount of at least $1,000 (except for systematic transfers, which must be at least $100) or your entire accumulation, if less. These minimums may be reduced or eliminated in the future. Any such change will be applied uniformly across all contracts going forward. Cash withdrawals and transfers to other companies are not subject to a minimum amount, and we currently do not assess a fee for transfers or cash withdrawals. Note that a fund underlying an investment account may assess a fee for certain transfers or withdrawals or limit transfers in accordance with the fund’s policies. See the funds’ prospectuses for information on these restrictions.

Transfers and cash withdrawals are effective at the end of the business day we receive your request and all required documentation in good order. You can also choose to have transfers and withdrawals take effect at the end of any future business day. We may limit or modify transfer requests if we determine, in our sole opinion, that transfers are or would be harmful to the separate account or any investment account or would be to the disadvantage of other contract owners. (See “Market Timing/Excessive Trading Policy.”)

If you are married, and all or part of your accumulation is attributable to contributions made under:

A)	an employer plan subject to the Employment Retirement Income Security Act of 1974 (“ERISA”), or

B)

an employer plan that provides for spousal rights to benefits, then your rights to choose certain benefits are restricted by the rights of your spouse to benefits only to the extent required by the IRC or ERISA or the terms of your employer plan (see “Spouse’s Rights to Benefits”).

Systematic transfers and withdrawals

If your employer’s plan allows, you can set up a program to make cash withdrawals or transfers automatically by specifying that we withdraw or transfer

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from your accumulation any fixed number of accumulation units, dollar amount, or percentage of accumulation until you tell us to stop or until your accumulation is exhausted. Currently, the program must be set up so that internal transfers must be at least $100. In the future, we may eliminate this minimum transfer amount.

How to make transfers and withdraw cash

To request a transfer or to withdraw cash, you can:

●	write to TIAA at P.O. Box 1259, Charlotte, North Carolina 28201;

●	call our Automated Telephone Service (24 hours a day) at 800-842-2252; or

●	use the TIAA website’s account access feature at tiaa.org.

You may be required to complete and return certain forms (in good order) to effect these transactions. We can suspend or terminate your ability to transact by telephone, over the Internet, or by fax at any time, for any reason.

There may be tax law and/or plan restrictions on certain transfers. Before you transfer or withdraw cash, make sure you also understand the possible federal and other income tax consequences.

Transfers to and from other TIAA and CREF accounts and funds

Subject to your employer’s plan, current tax law or the terms of your contract, you can transfer some or all of your accumulation in the investment accounts to the TIAA Traditional Annuity, to the TIAA Real Estate Account, to another TIAA annuity offered by your employer’s plan, to one of the CREF accounts or to funds offered under the terms of your plan. We reserve the right to limit these transfers to once per quarter per investment account.

Subject to your employer’s plan, current tax law or the terms of your contract, you can also transfer some or all of your accumulation in the TIAA Traditional Annuity, in your CREF accounts or in the funds or TIAA annuities, such as TIAA Real Estate Account, to the investment accounts. Transfers from the TIAA Traditional Annuity to the investment accounts under RA, GRA, or Retirement Choice Contracts can only be effected over a period of time (up to ten annual installments) and may be subject to other limitations, as specified in your contract.

Accumulation that is transferred from investment accounts under this contract to the TIAA Traditional Annuity or the TIAA Real Estate Account remains part of this contract and part of the accumulation under the contract. Transfers to any other accounts which are not offered under the terms of this contract are no longer part of this contract and its accumulation. Any such transfers may be subject to limitations, as specified in your contract.

Such transfers must generally be in the amount of at least $1,000 (except for systematic transfers, which must be at least $100) or your entire accumulation, if less. These minimums may be reduced or eliminated in the future. Any such change will be applied uniformly across all contracts going forward. Because excessive

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transfer activity can hurt performance and other participants, we may further limit how often you transfer or otherwise modify the transfer privilege.

Transfers to other companies

Generally, you may transfer funds from the investment accounts to a company other than TIAA or CREF, subject to certain tax restrictions. This right may be limited by your employer’s plan. Roth amounts in a 403(b) or 401(a) plan can be rolled over only to another Roth account under such plan or to a Roth IRA, as permitted by applicable law and the terms of the plans.

Under the Retirement Choice and Retirement Choice Plus Contracts, your employer could transfer monies from an investment account and apply it to another investment option not offered under this contract, subject to the terms of your plan, and without your consent.

Transfers from other companies/plans

Subject to your employer’s plan and federal tax law, you can usually transfer or roll over money from another 403(b), 401(a)/403(a) or governmental 457(b) retirement plan to your TIAA contract. You may also roll over before-tax amounts in a Traditional IRA to 403(b) plans, 401(a)/403(a) plans or eligible governmental 457(b) plans, provided such employer plans agree to accept the rollover. Roth amounts in a 403(b) or 401(a) plan can only be rolled over to another Roth account under such plan or to a Roth IRA, as permitted by applicable law and the terms of the plans. Funds held by the sponsor of a private 457(b) plan can be transferred only to another private 457(b) plan sponsor. Accumulations in private 457(b) plans may not be rolled over to a qualified plan (e.g., a 401(a) plan), a 403(b) plan, a governmental 457(b) plan or an IRA.

Withdrawing cash

You may withdraw cash from your SRA or GSRA accumulation at any time during the accumulation period, provided federal tax law and the terms of your employer’s plan permit it (see below). Normally, you can’t withdraw money from your contract if you have already applied that money to begin receiving lifetime annuity income. Current federal tax law restricts your ability to make cash withdrawals from your accumulation under most voluntary salary reduction agreements. Withdrawals are generally available only if you reach age 59 1/2, leave your job, become disabled, or die, or if your employer terminates its retirement plan. If your employer’s plan permits, you may also be able to withdraw money if you encounter hardship, as defined by the IRS, but depending upon your employer’s plan type and provisions, hardship withdrawals might be from contributions only, and not investment earnings. You may be subject to a 10% penalty tax if you make a withdrawal before you reach age 59 1/2, unless an exception applies to your situation. For a discussion of changes to the hardship distribution rules, please see the section below entitled “Changes to hardship distribution rules.”

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Under current federal tax law, you are not permitted to withdraw from 457(b) plans earlier than the calendar year in which you reach age 70 1/2 for private plans, or leave your job or are faced with an unforeseeable emergency (as defined by law). For governmental 457(b) plans only, the minimum age for in-service withdrawals has been lowered to 59 1/2. There are generally no early withdrawal tax penalties if you withdraw under any of these circumstances (i.e., no 10% tax on distributions prior to age 59 1/2). If you’re married, you may be required by law or your employer’s plan to provide us advance written consent from your spouse before TIAA makes certain transactions on your behalf.

If you request a withdrawal, we will send the proceeds by check to the address of record, or by electronic funds transfer to the bank account on file if you have elected this method of payment. A letter of instruction with a signature guarantee is required if the withdrawal is sent to an address other than the address of record, or to an address of record that has been changed within either the last 14 or 30 calendar days, depending on the service model applicable to your plan. You may obtain a signature guarantee from some commercial or savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange. A notary public cannot provide a signature guarantee. Proceeds directed to a bank account not on file have restrictions that require completion of a verification process. Please contact us for further information.

We reserve the right to require a signature guarantee on any withdrawal.

Systematic withdrawals to pay financial advisor fees

If permitted by your employer’s plan, you may authorize a series of systematic withdrawals to pay the fees of a financial advisor. Such systematic withdrawals are subject to all provisions applicable to systematic withdrawals, except as otherwise described in this section.

One series of systematic withdrawals to pay financial advisor fees may be in effect at the same time that another series of systematic withdrawals is also in effect. Systematic withdrawals to pay financial advisor fees must be scheduled to be made quarterly only, on the first day of each calendar quarter. The amount withdrawn from each investment account must be specified in dollars or percentage of accumulation, and will be in proportion to the accumulations in each account at the end of the business day prior to the withdrawal. The financial advisor may request that we stop making withdrawals.

We reserve the right to determine the eligibility of financial advisors for this type of fee reimbursement.

Market timing/excessive trading policy

There are contract owners who may try to profit from transferring money back and forth among investment accounts in an effort to “time” the market. As money is shifted in and out of these investment accounts, we incur transaction costs and

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the underlying funds incur expenses for buying and selling securities. These costs are borne by all contract owners. In addition, if contract owners are able to take advantage of pricing inefficiencies, market timing can interfere with efficient portfolio management and dilute the value of the shares. The risk of pricing inefficiencies can be particularly acute for portfolios invested primarily in foreign securities, such as the TIAA-CREF Emerging Markets Equity Fund, the TIAA-CREF Emerging Markets Equity Index Fund, the TIAA-CREF International Equity Fund, the TIAA-CREF International Equity Index Fund, the TIAA-CREF International Opportunities Fund, the TIAA-CREF Social Choice International Equity Fund, the American Funds EuroPacific Growth Fund, the Delaware Emerging Markets Fund, the DFA Emerging Markets Portfolio, the Dodge & Cox International Stock Fund, the Lazard International Equity Portfolio, the MFS International Diversification Fund, the Templeton Global Bond Fund, the Vanguard® Emerging Markets Stock Index Fund, the Vanguard® FTSE All-World ex-US Small-Cap Index Fund, and the Vanguard® Total International Bond Index Fund.

We have adopted policies and procedures to discourage market timing activity and control certain transfer activity. We have the right to modify our policies and procedures at any time without advance notice. Under these policies and procedures, contract owners who make a transfer out of any one of the investment accounts available under the contract (other than the investment accounts that invest in the TIAA-CREF Money Market Fund and the TIAA-CREF Short-Term Bond Fund) will not be able to make electronic transfers (i.e., over the Internet, by telephone or by fax) back into that same investment account in that contract for 30 calendar days starting the day after the transfer. The electronic transfers that will be restricted under this policy do not include certain types of transactions like systematic withdrawals, systematic purchases, automatic rebalancing, death and hardship withdrawals, certain transactions made within a retirement or employee benefit plan, such as contributions, mandatory distributions, loans and plan sponsor-initiated transactions, and other types of transactions specified by TIAA management.

To the extent permitted by applicable law, we may reject, limit, defer or impose other conditions on transfers into or out of an investment account in order to curb frequent transfer activity to the extent that comparable limitations are imposed on the purchase, redemption or exchange of shares of any of the funds under the separate account.

If we regard the transfer activity as disruptive to an underlying fund’s efficient portfolio management, based on the timing or amount of the investment or because of a history of excessive trading by the investor, we may limit a contract owner’s ability to make transfers by telephone, fax or over the Internet. We may also stop doing business with financial advisors who engage in excessive transfer activity on behalf of their clients. Because we have discretion in applying these policies, it is possible that similar transaction activity could be handled differently due to surrounding circumstances.

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We seek to apply our market timing and other transfer policies uniformly to all contract owners. We reserve the right to waive these policies where management believes that the waiver is in the contract owners’ best interests and that imposition of the policy’s restrictions is not necessary to protect contract owners from the effects of short-term trading. Except as stated above, no exceptions are made with respect to the policies. This contract is not appropriate for market timing. You should not invest in this contract if you want to engage in market timing activity.

To the extent permitted by applicable law, we may not accept or we may defer transfers at any time when we are unable to purchase or redeem shares of any of the funds under the separate account.

Contract owners seeking to engage in market timing may deploy a variety of strategies to avoid detection, and, despite our efforts to discourage market timing, there is no guarantee that TIAA or its agents will be able to identify all market timers or curtail their trading practices. If we do not identify or curtail market timers, the value of account shares held by long-term participants may be diluted, transaction costs may increase, and there may be interference with the efficiency of portfolio management of the affected fund.

The funds available as investment options under the contract may have adopted their own policies and procedures with respect to market timing and excessive trading of their respective shares. Those funds’ market timing policies are described in their respective prospectuses. The policies and procedures of a fund may be different, and more or less restrictive, than our policies and procedures or the policies and procedures of other funds. While we reserve the right to enforce these policies and procedures, we may not have the contractual authority or the operational capacity to apply the market timing and excessive trading policies and procedures of the funds. However, we have entered into a written agreement, as required by SEC regulation, with each fund or its principal underwriter that obligates us to promptly provide to the fund certain information about the trading activity of individual contract owners, and to execute instructions from the fund to restrict or prohibit further purchases or transfers by specific contract owners who violate the market timing and excessive trading policies established by the fund upon request.

In addition, some funds may impose redemption fees on short-term trading (i.e., redemptions of fund shares within a certain number of days after purchase). The fund determines the amount of the redemption fee and the fee is retained by or paid to the fund assessing the redemption fee and not by TIAA. The redemption fee may affect the number and value of accumulation units transferred out of the investment account that invests in that fund and, therefore, may affect the investment account accumulation. We reserve the right to administer and collect any such redemption fees from your accumulation on behalf of the funds.

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Timing of payments to you

In general, we will make the following types of payments within seven calendar days after we have received all the information we need to process your request:

●	cash withdrawals;

●	transfers to TIAA (e.g., another TIAA annuity offered by your employer’s plan), CREF, funds, or to other companies;

●	payments under a fixed-period annuity; and

●	death benefits.

Each of these types of payments is described further below. The seven-day period may be extended under applicable law in certain circumstances, such as an SEC-recognized emergency. There may also be delays in making payments for other reasons (e.g., payments in connection with loans, or if you have requested a transfer to another company and we have not received information we need from that company, or if there is missing or incorrect information in forms required for income tax withholding and reporting purposes). Your payment may also be delayed if your request is not in “good order.” If you request that withdrawal proceeds from an investment account be transferred to another investment vehicle and there is a delay in the investment of those proceeds, you will not experience the investment performance of that investment vehicle during such a delay. In addition, if, pursuant to SEC rules, the TIAA-CREF Money Market Fund suspends payment of redemption proceeds in connection with a liquidation of the fund, or as a result of fund liquidity levels, we will delay payment of any transfer, partial withdrawal, surrender, or death benefit from the TIAA-CREF Money Market investment account until the fund pays redemption proceeds.

Receiving annuity income

The annuity period in general

You can partially or fully annuitize and receive an income stream from the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund. Participants with assets in the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund can directly annuitize from that investment account, or they can annuitize by transferring their assets into TIAA Traditional, TIAA Real Estate, or one of the CREF accounts. (TIAA Real Estate and the CREF accounts are described in separate prospectuses. You may obtain these prospectuses by calling 877-518-9161.) Participants in any other investment accounts who wish to annuitize can transfer their assets from their investment accounts into the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund or into TIAA Traditional, TIAA Real Estate, or one of the CREF accounts. Unless you opt for a lifetime annuity, generally you must be at least age 59 1/2 to begin receiving annuity income payments from your annuity contract free of a 10% early distribution penalty tax. Your employer’s plan may also restrict

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when you can begin income payments. Under the minimum distribution rules of the IRC, you generally must begin receiving some payments from your contract shortly after you reach the later of age 72 or you retire. For more information, see the discussion under “Taxes” below.

Also, under the terms of the contract, you can’t begin a one-life annuity after you reach age 90, nor may you begin a two-life annuity after either you or your annuity partner reach age 90.

Your income payments may be paid out through a variety of income options. You can pick a different income option for different portions of your accumulation, but once you have started payments you usually can’t change your income option or annuity partner for that payment stream.

Usually income payments are monthly. You can choose quarterly, semiannual, and annual payments as well. TIAA has the right to not make payments at any interval that would cause the initial payment to be less than $100. We will send your payments by mail to your home address or, on your request, by mail or electronic funds transfer to your bank.

For one-life annuities, two-life annuities, annuities for a fixed period, and Income Test Drive, your initial income payments are based on your accumulation on the last valuation day before the annuity starting date. Your payments change after the initial payment based on the investment account’s investment experience and the income change method you choose.

There are two income change methods for annuity payments: annual and monthly. Under the annual income change method, payments from the separate account change each May 1, based on the net investment results during the prior year (from the day following the last valuation day in March of the prior year through the last valuation day in March of the current year). Under the monthly income change method, payments change every month, based on the net investment results during the previous month. For the formulas used to calculate the amount of annuity payments, see “Annuity Payments.” The total value of your annuity payments may be more or less than your total premiums. TIAA reserves the right to modify or stop offering the annual or monthly income change methods.

Annuity starting date

Ordinarily, annuity payments begin on the date you designate as your annuity starting date, provided we have received all documentation in good order necessary for the income option you’ve picked. If something is missing, we will let you know and will defer your annuity starting date until we receive the missing items and/or information. You may designate any future date for your annuitization request, in accordance with our procedures and as long as it is one on which we process annuitizations. Your first annuity check may be delayed while we process your choice of income options and calculate the amount of your initial payment. Any premiums received within 70 days of the first of the month during which payments begin may be used to provide additional annuity income. Premiums received after

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70 days of the first of the month during which payments begin will remain in your accumulating annuity contract until you give us further instructions. For example, if your payments begin on March 15 and a premium is received on May 5, we will recalculate your payments (March 1 through May 5 totals 65 days) so you will receive additional annuity income. However, if your payments begin on March 15 and a premium is received on June 5 (March 1 through June 5 totals 96 days), then that premium would remain in the accumulation portion of the contract. Ordinarily, your first annuity payment can be made on any business day between the first and twentieth of any month.

Annuity income options

Both the number of annuity units you purchase and the amount of your income payments will depend on which income option(s) you pick. Your employer’s plan, tax law and ERISA may limit which income options you can use to receive income. Tax law may restrict your annuity options, depending on whom you name as second annuitant or beneficiary. Certain designated beneficiaries may need to receive payment of death benefits within ten years of the year of your death in order to satisfy required minimum distribution rules. For more information, see “Taxes.” Ordinarily, you will choose your income options shortly before you want payments to begin, but you can make or change your choice any time before your annuity starting date.

All of the income options provide variable payments, and the amount of income you receive depends in part on the investment experience of the investment accounts selected by you. The current options are:

●

One-Life Annuity with or without Guaranteed Period: Pays income as long as you live. If you opt for a guaranteed period (10, 15 or 20 years) and you die before it’s over, income payments will continue to your beneficiary until the end of the period. If you don’t opt for a guaranteed period, all payments end at your death—so, it’s possible for you to receive only one payment if you die less than a month after payments start. (The 15-year guaranteed period is not available under all contracts.)

●

Annuity for a Fixed Period: Pays income for a set number of years chosen by you. The available number of years for you to choose from varies by contract and this option is not available under all contracts.

●

Two-Life Annuities: Pays income to you as long as you live, then continues at either the same or a reduced level for the life of your annuity partner. There are four types of two-life annuity options, all available with or without a guaranteed period—Full Benefit to Survivor, Two-Thirds Benefit to Survivor, 75% Benefit to Annuity Partner and a Half-Benefit to Annuity Partner. Under the Two-Thirds Benefit to Survivor option, payments to you will be reduced upon the death of your annuity partner.

●	Minimum Distribution Option (“MDO”): Generally available only if you must begin annuity payments under the IRC minimum distribution requirements. Some

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employer plans allow you to elect this option earlier—contact TIAA for more information. The option, if elected, automatically pays an amount designed to fulfill the distribution requirements under federal tax law. The option is not available under all contracts. You must apply your entire accumulation under a contract if you want to use the MDO. It is possible that income under the MDO will cease during your lifetime. Prior to age 90, and subject to applicable plan and legal restrictions, you can apply any remaining part of an accumulation applied to the MDO to any other income option for which you’re eligible. Using the MDO will not affect your right to take a cash withdrawal of any accumulation not yet distributed (to the extent that a cash withdrawal was available to you under your contract and under the terms of your employer’s plan). This automatic payout option is not available under all contracts. Instead, for some contracts, required minimum distributions will be paid directly from those contracts pursuant to the terms of your employer’s plan.

For any of the income options described above, current federal tax law says that your guaranteed period can’t exceed the joint life expectancy of you and your beneficiary or annuity partner, and other IRC stipulations may make some income options unavailable to you. Other income options may become available in the future, subject to the terms of your retirement plan and relevant federal and state laws. We may stop offering certain income options in the future. For more information about any annuity option, please contact us.

Receiving Lump-Sum Payments (Retirement Transition Benefit): If your employer’s plan allows, you may be able to receive a single sum payment of up to 10% of the value of any part of an accumulation being converted to one-life or two-life annuity on the annuity starting date. Of course, if your employer’s plan allows cash withdrawals, you can take a larger amount (up to 100%) of your accumulation as a cash payment. The retirement transition benefit will be subject to current federal income tax requirements and possible early distribution penalties. See “Taxes.”

Income Test Drive: Income Test Drive is an optional feature that lets you try variable income payments for a 2-year period without making an irrevocable decision. You retain your accumulation units during the Income Test Drive, and payments made during the Income Test Drive are withdrawals from your accumulation units. Payments are calculated to approximate the amount you would receive under a one-life or two-life annuity for the income option and income change method you select, adjusted to reflect the Income Test Drive. If you decide to Income Test Drive your entire accumulation, any premiums received during the 2-year period will be applied to purchase accumulation units that will be used to increase your variable income payments.

You can change your mind during the Income Test Drive, and future payments will stop when you notify us of your decision prior to expiration of the 2-year period. If you die during the Income Test Drive, payments will stop, and the beneficiary named in your contract will be entitled to the remaining accumulation. At the end of the Income Test Drive, if you have not decided to stop payments, your remaining accumulation applied to the Income Test Drive feature will be converted to annuity

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units payable under the income option you chose when you started this feature. Once the conversion to annuity units takes place, it is irrevocable. If you decide before the end of the Income Test Drive that you want to begin annuity income payments immediately, you may do so subject to certain election procedures. The conversion of accumulation units to annuity units may result in annuity payments that are greater or less than the amount of the last payment during the Income Test Drive.

We may stop providing the Income Test Drive feature at any time. The Income Test Drive feature may not be available under the terms of your employer’s plan. For information about withdrawals from your contract, see “How to transfer and withdraw your money.”

Transfers during the annuity period

After you begin receiving annuity income from a one-life annuity, two-life annuity, or annuity for a fixed period, you can, subject to current tax law and the terms of your contract, transfer all or part of any annuity units (which determine annuity income payable) once each calendar quarter from the separate account into a “comparable annuity” payable from (i) another fund within the separate account (if available), (ii) a CREF account, (iii) the TIAA Real Estate Account, (iv) another TIAA annuity or (v) TIAA’s Traditional Annuity. You can also transfer annuity units from the CREF accounts or the TIAA Real Estate Account or another TIAA annuity into a comparable annuity payable from the separate account in accordance with the terms of your annuity contract. Comparable annuities are those which are payable under the same income option, and have the same first and second annuitant, and remaining guaranteed period.

We will process and credit your transfer on the business day we receive your request in good order. You can also choose to have a transfer take effect at the close of any future business day. Transfers under the annual income payment method will affect your annuity payments beginning on the May 1 following the March 31 which is on or after the effective date of the transfer. Transfers under the monthly income payment method and all transfers into the TIAA Traditional Annuity will affect your annuity payments beginning with the first payment due after the monthly payment valuation day that is on or after the transfer date. You can switch between the annual and monthly income change methods, and the switch will go into effect on the last valuation day in March. Although the payout streams are actuarially equivalent and there is no charge for engaging in such a transfer, it is possible that the new options may apply different mortality or interest assumptions, and could therefore result in variation between the initial payments from the new option and the payments that were being made out of the original option.

Annuity payments

You are the annuitant under the contract. This means if you choose a lifetime income option, annuity payments will continue for as long as you live. The amount of annuity payments we pay you or your beneficiary will depend upon the number

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and value of the annuity units payable. The number of annuity units is first determined on the day before the annuity starting date. The amount of the annuity payments will change according to the income change method chosen.

Under the annual income change method, the value of an annuity unit for payments is redetermined on March 31 of each year (or, if March 31 is not a valuation day, the immediately preceding valuation day). This date is called the “annual payment valuation day.” Annuity payments change beginning May 1. The change reflects the net investment experience of the separate account. The net investment experience for the twelve months following the annual payment valuation day will be reflected in the annuity unit value determined on the next year’s annual payment valuation day.

Under the monthly income change method, the value of an annuity unit for payments is determined on the payment valuation day, which is the 20th day of the month preceding the payment due date or, if the 20th is not a business day, the preceding business day. The monthly changes in the value of an annuity unit reflect the net investment experience of the separate account. The formulas for calculating the number and value of annuity units payable are described below.

TIAA reserves the right to modify or stop offering the annual or monthly income change methods.

Calculating the Number of Annuity Units Payable: When a participant or a beneficiary converts all or a portion of his or her accumulation into a one-life annuity, two-life annuity, or annuity for a fixed period, the number of annuity units payable from the separate account under an income change method is determined by dividing the value of the account accumulation to be applied to provide the annuity payments by the product of the annuity unit value for that income change method and an annuity factor. The annuity factor as of the annuity starting date is the value of an annuity in the amount of $1.00 per month beginning on the first day such annuity units are payable, and continuing for as long as such annuity units are payable.

The annuity factor will reflect interest assumed at the effective annual rate of 4%, and the mortality assumptions for the person(s) on whose life (lives) the annuity payments will be based. Mortality assumptions will be based on the then-current settlement mortality schedules for this separate account. Contract owners bear no mortality risk under their contracts—actual mortality experience will not reduce annuity payments after they have started. TIAA may change the mortality assumptions used to determine the number of annuity units payable for any future accumulations converted to provide annuity payments.

The number of annuity units payable under an income change method under your contract will be reduced by the number of annuity units you transfer out of that income change method under your contract. The number of annuity units payable will be increased by any internal transfers you make into that income change method under your contract.

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Value of Annuity Units: The investment account’s annuity unit value is calculated separately for each income change method for each valuation day. We assume an investment return of 4%. The annuity unit value for each income change method is determined by updating the annuity unit value from the previous valuation day to reflect the net investment performance of the account for the current valuation period relative to the 4% assumed investment return. In general, your payments will increase if the performance of the account is greater than 4% and decrease if the performance is less than 4%. The value is further adjusted to take into account any changes expected to occur in the future at revaluation either once a year or once a month, assuming the account will earn the 4% assumed investment return in the future.

The initial value of the annuity unit for a new annuitant is the value determined as of the valuation day before annuity payments start.

For participants under the annual income change method, the value of the annuity unit for payment remains level until the following May 1. For those who have already begun receiving annuity income as of March 31, the value of the annuity unit for payments due on and after the next succeeding May 1 is equal to the annuity unit value determined as of the last valuation day in March.

For participants under the monthly income change method, the value of the annuity unit for payments changes on the payment valuation day of each month for the payment due on the first of the following month.

TIAA reserves the right, subject to approval by the Board of Trustees, to modify the manner in which the number and/or value of annuity units is calculated in the future without notice.

Death benefits

Choosing beneficiaries

Subject to the terms of your employer’s plan, death benefits under TIAA contracts are payable to the beneficiaries you name. When you purchase your annuity contract, you name one or more beneficiaries to receive the death benefit if you die. You can generally change your beneficiaries any time before you die, and, unless you instruct otherwise, your annuity partner can do the same after your death. Changing beneficiaries may impact your annuity options, even for annuities that have already begun to make payments. Changes in tax laws may require certain designated beneficiaries to receive payment of death benefits within ten years of the year of your death in order to satisfy required minimum distribution rules. For more information, see “Taxes.”

Your spouse’s rights

Your choice of beneficiary for death benefits may, in some cases, be subject to the consent of your spouse. Similarly, if you are married at the time of your death, federal law may require a portion of the death benefit be paid to your spouse even if you have named someone else as beneficiary. If you die without having named any

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beneficiary, any portion of your death benefit not payable to your spouse will go to your estate.

Amount of death benefit

If you die during the accumulation period, the death benefit is the amount of your accumulation. If you and your annuity partner die during the annuity period while payments are still due under a fixed-period annuity or for the remainder of a guaranteed period, the death benefit is the present value, based on an effective annual interest rate of 4%, of the unit annuity payments due for the remainder of the period.

Payment of death benefit

To authorize payment and pay a death benefit, we must have received all necessary forms and documentation (in good order), including proof of death and the selection of the method of payment.

Every state has some form of unclaimed property laws that impose varying legal and practical obligations on insurers and, indirectly, on contract owners, insureds, beneficiaries and other payees of proceeds. Unclaimed property laws generally provide for escheatment to the state of unclaimed proceeds under various circumstances.

Contract owners are urged to keep their own, as well as their insureds’, beneficiaries’ and other payees’, information up to date, including full names, postal and electronic media addresses, telephone numbers, dates of birth, and Social Security numbers. Such updates should be communicated in writing to TIAA at P.O. Box 1259, Charlotte, NC 28201, by calling our Automated Telephone Service (24 hours a day) at 800-842-2252 or via tiaa.org.

Methods of payment of death benefits

Generally, you can choose for your beneficiary the method we will use to pay the death benefit, but few participants do this. If you choose a payment method, you can also prevent your beneficiaries from changing it. Most people leave the choice to their beneficiaries. We can prevent any choice if its initial payment is less than $25. If your beneficiary does not specifically instruct us to start paying death benefits within a year of your death, we may start making payments to them over five years using the fixed-period annuity method of payment. Changes in tax laws may require certain designated beneficiaries to receive payment of death benefits within ten years of your death in order to satisfy required minimum distribution rules. Your choice of beneficiary may limit your options with regard to payment of the death benefit. For more information, see “Taxes.”

Payments during accumulation period

Currently, the available methods of payment for death benefits from funds in the accumulation period are:

●	Single-Sum Payment, in which the entire death benefit is paid to your beneficiary at once;

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●	One-Life Annuity With or Without Guaranteed Period, in which the death benefit is paid for the life of the beneficiary or through the guaranteed period;

●	Annuity for a Fixed Period (only available for certain contracts), in which the death benefit is paid for a fixed number of years (subject to the terms of the contract); and

●

Minimum Distribution Payments, in which the beneficiary can elect to have payments made automatically in the amounts necessary to satisfy the Internal Revenue Code’s minimum distribution requirements. It is possible under this method that your beneficiary will not receive income for life.

Death benefits are usually paid monthly (unless you chose a single-sum method of payment), but your beneficiary can switch them to quarterly, semiannual or annual payments. Note that for Retirement Choice and Retirement Choice Plus contracts, beneficiaries may only receive either a single-sum payment or a one-life annuity (with or without a guaranteed period).

Payments during annuity period

If you and your annuity partner die during the annuity period, your beneficiary can choose to receive any remaining guaranteed periodic payments due under your contract (although required minimum distribution rules may require payment within ten years to avoid an excise tax). Alternatively, your beneficiary can choose to receive the commuted value of those payments in a single sum unless you have indicated otherwise. The amount of the commuted value will be different from the total of the periodic payments that would otherwise be paid.

Ordinarily, death benefits are subject to federal tax. If taken as a lump sum, death benefits would be taxed like complete withdrawals. If taken as annuity benefits, the death benefit would be taxed like annuity payments. For more information, see the discussion under “Taxes” below.

Employer plan fee withdrawals

Your employer may, in accordance with the terms of your plan, withdraw amounts from your accumulations under your Retirement Choice or Retirement Choice Plus contract, and, if your certificate so provides, under your GRA or GSRA, or GA contract, to pay fees associated with the administration of the plan. TIAA processes such fee withdrawals in accordance with the terms of the recordkeeping service agreement between TIAA and the plan sponsor. An employer plan fee withdrawal cannot be revoked after its effective date under the plan and will reduce the accumulation from which it is paid by the amount withdrawn.

Spouse’s rights to benefits

If you are married, and all or part of your accumulation is attributable to contributions made under:

A)	an employer plan subject to ERISA; or

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B)

an employer plan that provides for spousal rights to benefits, then, only to the extent required by the IRC or ERISA or the terms of your employer plan, will your rights to choose certain benefits be restricted by the rights of your spouse to benefits as follows:

●	Spouse’s survivor retirement benefit. If you are married on your annuity starting date, your income benefit must be paid under a two-life annuity with your spouse as second annuitant.

●

Spouse’s survivor death benefit. If you die before your annuity starting date and your spouse survives you, the payment of the death benefit to your named beneficiary may be subject to your spouse’s right to receive a death benefit. Under an employer plan subject to ERISA, your spouse has the right to a death benefit of at least 50% of any part of your accumulation attributable to contributions made under such a plan. Under an employer plan not subject to ERISA, your spouse may have the right to a death benefit in the amount stipulated in the plan.

Your spouse may consent to a waiver of his or her rights to these benefits.

Waiver of spouse’s rights

If you are married, and all or part of your accumulation is attributable to contributions made under:

A)	an employer plan subject to ERISA; or

B)

an employer plan that provides for spousal rights to benefits, then, only to the extent required by the IRC or ERISA or the terms of your employer plan, your spouse must consent to a waiver of his or her rights to survivor benefits before you can choose:

●	an income option other than a two-life annuity with your spouse as second annuitant; or

●	beneficiaries who are not your spouse for more than the percentage of the death benefit allowed by the employer plan; or

●	a lump-sum benefit.

In order to waive the rights to spousal survivor benefits, we must receive, in a form satisfactory to us, your spouse’s consent, or a satisfactory verification that your spouse cannot be located. A waiver of rights with respect to an income option or a lump-sum benefit must be made in accordance with the IRC and ERISA, or the applicable provisions of your employer plan. A waiver of the survivor death benefit may not be effective if it is made prior to the earlier of the plan year in which you reach age 35 or your severance from employment of your employer.

Verification of your marital status may be required, in a form satisfactory to us, for purposes of establishing your spouse’s rights to benefits or a waiver of these rights. (For more information about the definition of a “spouse,” see “Taxes—Definition of Spouse under Federal Law.”) You may revoke a waiver of your spouse’s rights to benefits at any time during your lifetime and before the annuity starting date. Your spouse may not revoke a consent to a waiver after the consent has been given.

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Charges

Separate account charges

We deduct charges each valuation day from the assets of each investment account for various services required to administer the separate account and the contracts and to cover certain insurance risks borne by us. The contract allows for total separate account charges (i.e., administrative expense and mortality and expense risk charges) of up to 2.00% of net assets of the investment accounts annually. The total separate account charges for payout annuities will not exceed 2.00% of net assets of the investment accounts annually. The current charges applicable to your contract are listed in the Summary at the beginning of this prospectus. While TIAA reserves the right to increase the separate account charges at any time (up to the 2.00% maximum), we will provide at least three months’ notice before any such increase.

Administrative Expense Charge. This daily charge is for administration and operations, such as allocating premiums and administering accumulations.

Mortality and Expense Risk Charge. We impose a daily charge as compensation for bearing certain mortality and expense risks in connection with the contract.

TIAA’s mortality risks come from its obligations to make annuity payments. We assume the risk of making annuity payments regardless of how long the annuitant(s) may live or whether the mortality experience of annuitants as a group is better than expected.

Our expense risk is the possibility that our actual expenses for administering and marketing the contract and for operating the separate account will be higher than the amount recovered through the administrative expense deduction.

If the mortality and expense risk charge allowed under the contract is not enough to cover our costs, we will absorb the deficit. On the other hand, if the charge more than covers costs, we will profit. We will pay a fee from our general account assets, which may include amounts derived from the mortality and expense risk charge, to Services, the principal distributor of the contract.

Other charges and expenses

Fund Expenses. Certain deductions and expenses of the underlying funds are paid out of the assets of the funds. These expenses include charges for investment advice, portfolio accounting, custody, and other services provided for the fund. The investment advisors are entitled to an annual fee based on a percentage of the average daily net assets of each fund. For more information on underlying fund deductions and expenses, please read the funds’ current prospectuses.

No Deductions from Premiums or Surrender Charge. The contract provides for no front-end charges and no surrender charge.

Premium Taxes. Some states assess premium taxes on the qualified annuity contract premiums paid under the contract (e.g. 403(b)). We will deduct the total

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amount of premium taxes, if any, from your accumulation based on current state insurance laws, subject to the provisions of your contract, and our status in the state. Generally, premium taxes range from 0% to 1%, on qualified annuity contract premiums depending on the state.

Taxes

This section offers general information concerning federal taxes. It does not cover every situation. Check with your tax advisor for more information.

This contract may be purchased only in connection with a tax-qualified retirement plan under IRC sections 401(a) and 403(a), and plans under IRC sections 403(b), 414(d), 415(m), 457(b), or 457(f). If the contract were to be purchased other than in connection with such a tax-qualified retirement plan, you would not receive the tax benefits normally associated with annuity contracts and you would be subject to current tax. The tax rules applicable to the contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a contract may be subject to the terms of the retirement plan itself, regardless of the terms of the contract. Adverse tax consequences may result if contributions, distributions, and other transactions with respect to the contract are not made or effected in compliance with the law. The following discussion assumes that the contract is issued in connection with one of the retirement plans listed above.

During the accumulation period, premiums paid in before-tax dollars, employer contributions and earnings attributable to these amounts are not taxed until they’re withdrawn. Annuity payments, single sum withdrawals, systematic withdrawals, and death benefits are usually taxed as ordinary income. Premiums paid in after-tax dollars are not taxable when withdrawn, but earnings attributable to these amounts are taxable unless those amounts are contributed as Roth contributions to a 401(a), 403(b), or governmental 457(b) plan and certain criteria are met before the amounts (and the income on the amounts) are withdrawn. Generally, rollovers between qualified retirement plans and transfers between 403(b) plans are not taxed. Transfers among the investment accounts also are not taxed.

Generally, contributions you can make under an employer’s plan are limited by federal tax law. Employee voluntary salary reduction contributions and Roth after-tax contributions to 403(b) and 401(k) plans are limited to $19,500 per year ($26,000 per year if you are age 50 or older). Certain long-term employees may be able to defer additional amounts in a 403(b) plan. Contact your tax advisor for more information.

The maximum contribution limit to a 457(b) nonqualified deferred compensation plan is the lesser of $19,500 or 100% of “includable compensation” (as defined by law). Special catch-up rules may permit a higher contribution in one or more of the last three years prior to an individual’s normal retirement age under the plan. The $19,500 limit is increased to $26,000 for employees of state and local governments who are age 50 or older.

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Note that the dollar amounts listed above are for 2021; different dollar limits may apply in future years.

Early Distributions: If you receive a distribution from any 401(a), 403(a), or 403(b) retirement plan before you reach age 59 1/2 and you do not roll over or directly transfer such distribution to an IRA or employer plan in accordance with federal tax law, you may have to pay an additional 10% early distribution tax on the taxable amount. In general, however, there is no penalty on distributions (1) made on or after the taxpayer reaches age 59 1/2, (2) made on or after the death of the contract owner, (3) attributable to the taxpayer’s becoming disabled, or (4) made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer. Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Early distributions from 457(b) plans are not subject to a 10% penalty tax unless, in the case of a governmental 457(b) plan, the distribution includes amounts rolled over to the plan from a 401(a), 403(a), or 403(b) plan. Consult your tax advisor for more information.

Minimum Distribution Requirements: The suspension of Required Minimum Distributions (RMD) for defined contribution plans and Traditional IRAs that was in effect during 2020, expired as of January 1, 2021. The RMD changes enacted by the Setting Every Community Up for Retirement Enhancement Act of 2019 (the “SECURE Act”) that were placed on hold in 2020 are now in effect.

In most cases, for individual employees who turn age 70 1/2 after December 31, 2019, payments from qualified contracts must begin by April 1 of the year after the year you reach age 72, or if later, by retirement. Other minimum distribution requirements apply to beneficiaries of deceased participants. Under the terms of certain retirement plans, the plan administrator may direct us to make the minimum distributions required by law even if you do not elect to receive them. In addition, if you do not begin distributions on time, you may be subject to a 50% excise tax on the amount you should have received but did not. You are responsible for requesting distributions that comply with the minimum distribution rules. Please consult your tax advisor for more information.

With respect to plan contract owner deaths after December 31, 2019, most non-spouse beneficiaries, as well as deaths of beneficiaries of beneficiaries dying after 2019, will no longer be able to satisfy the minimum distribution requirements by “stretching” payouts over life. Instead of payment over their life expectancy, the general rule requires full distribution to an individual non-spouse beneficiary within a 10-year period after the year of the participant’s death. Certain exceptions apply to “eligible designated beneficiaries” which include disabled and chronically ill individuals (or a trust for their benefit), a minor child of the participant until he or she reaches majority; and anyone else who is older than or not more than 10 years younger than the participant. This change applies to distributions to designated beneficiaries of individuals who die on and after January 1, 2020. After the first beneficiary dies, the 10 year distribution period would generally apply to the beneficiary of the first deceased beneficiary. The current law also applies to

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One-Life, Two-Life and Fixed Period annuities beginning payments after December 19, 2019. As of January, 2021, we are still waiting on further guidance from the IRS and Treasury on certain aspects of the new law. You should consult a tax advisor before selecting an income option or designating a beneficiary.

Withholding on Distributions: If we pay an “eligible rollover distribution” directly to you, federal law requires us to withhold 20% from the taxable portion. On the other hand, if we roll over such a distribution directly to an IRA or employer plan, we do not withhold any federal income tax. The 20% withholding also does not apply to certain types of distributions that are not considered eligible rollovers (noneligible rollover distributions), such as lifetime annuity payments, or minimum distribution payments.

For the taxable portion of noneligible rollover distributions, we will withhold federal income taxes unless you tell us not to and you are eligible to avoid withholding. However, if you tell us not to withhold but we do not have your taxpayer identification number on file, we still are required to deduct taxes. These rules also apply to distributions from governmental 457(b) plans. In general, all amounts received under a private 457(b) plan are taxable and are subject to federal income tax withholding as wages.

Annuity Purchases by Nonresident Non-citizens of the U.S. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax advisor regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.

Federal Estate, Gift and Generation-Skipping Transfer Taxes. While no attempt is being made to discuss in detail the federal estate tax implications of the contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary who survives the decedent is included in the decedent’s gross estate. Depending on the terms of the contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Under certain circumstances, the Code may impose a generation-skipping transfer (“GST”) tax when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS. For 2021, the federal estate tax, gift tax, and GST tax exemptions and

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maximum rates are $11,700,000, and 40%, respectively. The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

Hardship Distribution Rules. Current regulations relax several prior year restrictions on taking hardship distributions from defined contribution plans. Exceptions to the early withdrawal penalty rules include distributions made in cases of financial hardship or unforeseeable emergencies. Unlike loans, hardship withdrawals permanently reduce your account balance and are not repaid to the plan with interest. Current regulations eliminate the 6-month prohibition on contributions following a hardship distribution, and eliminate the requirement that contract owners take available plan loans before requesting hardship distributions. In addition, hardship withdrawals of earnings on 401(k) contributions are allowed, although earnings on 403(b) contributions remain ineligible for hardship withdrawals.

Qualified Birth or Adoption Distribution. Plan distributions (up to $5,000) from an IRA, 401(a), 403(a), 403(b), or a governmental eligible deferred compensation plan that are used to pay for expenses related to the birth or adoption of a child are penalty-free. The distribution must be made during the one-year period beginning on the date on which a child of the individual is born or on which the legal adoption is finalized. The $5,000 amount applies on an individual basis, so for a married couple, each spouse may receive a penalty-free distribution up to $5,000 for a qualified birth or adoption. Please consult your Plan documents for eligibility.

Definition of Spouse under Federal Law. A person who meets the definition of “spouse” under federal law may avail themselves to certain contractual rights and benefits. Any right of a spouse that is made available to continue the contract and all contract provisions relating to spouses and spousal continuation are available only to a person who meets the definition of “spouse” under federal law. IRS guidance provides that civil unions and domestic partnerships that may be recognized under state law are not marriages unless denominated as such. Consult a qualified tax advisor for more information on this subject.

Enacted Tax Legislation. The COVID-Related Tax Relief Act of 2020, the Taxpayer Certainly and Disaster Tax Relief Act of 2020, and the No Surprises Act, all part of the Consolidated Appropriations Act, 2021 (“CAA”), were all signed into law on December 27, 2020. The CAA contains numerous provisions related to retirement and health plans to provide emergency assistance and health care response for individuals, families and businesses affected by the coronavirus pandemic continuing into 2021.

The CAA includes relief under defined contribution plans (e.g., 401(a), 401(k), 403(b) and governmental 457(b) plans) with respect to plan loans and withdrawals for certain non-coronavirus related natural disasters. Retirement plan relief may apply when there is a presidentially declared “qualified disaster area” between January 1, 2020 and February 25, 2021. However, the term “qualified disaster

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area” does not include any area with respect to which such a major disaster has been so declared only by reason of COVID-19. Therefore the CAA’s retirement plan relief related to qualified disaster areas does not apply to COVID-19 only disaster areas. To take advantage of the disaster relief provided under the CAA, an individual must maintain a principal residence within the disaster area and must have sustained an economic loss due to the disaster. The disaster relief provided under the CAA applies to plans or annuity contracts that permit the disaster-related relief and consists of the following:

●

Qualified Disaster-Related Distributions. Qualified individuals may take a qualified disaster distribution from an eligible retirement plan account that does not exceed $100,000 (less amounts previously taken for the same qualified disaster from plans maintained in the same controlled group) without incurring an early-distribution tax. If taken, an individual may repay the distribution to a qualified retirement plan or Individual Retirement Account (IRA) within the three-year period beginning as of the date following the distribution date. Any amount repaid in this period is treated as a tax-free rollover. If the distribution is not repaid, the individual must pay tax on the distribution but may spread the taxable income over a period of three years.

●

Recontribution of Hardship Withdrawals for Home Purchases. Qualified individuals who requested a hardship withdrawal for the purpose of purchasing or constructing a primary residence in a qualified disaster area, and who were unable to use such hardship withdrawal due to such disaster, may recontribute the withdrawal under the CAA if made within a specified period of time.

●

Qualified Disaster-Related Loan Relief. For qualified disaster loans made to qualified individuals, the limit on the amount of a qualified disaster loan may be increased to the lesser of (1) 100% (up from 50%) of the qualified individual’s plan account balance or (2) $100,000 (up from $50,000). In addition, loan repayments scheduled during the disaster period and up to 180 days following the end of the disaster period may be delayed for one year (or until June 24, 2021, if later).

Please consult with your tax advisor regarding the 2021 due dates for your tax filings and the last date for making a 2020 IRA contribution.

Possible tax law changes. There is always the possibility that the tax treatment of your contract could change by legislation or otherwise. However, the timing and nature of legislative changes is uncertain. Consult a tax advisor with respect to legislative developments and their effect on the contract. We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.

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Special Rules for Withdrawals to Pay Advisory Fees: If you have arranged for us to pay advisory fees to your financial advisor from your accumulations, those partial withdrawals generally will not be treated as taxable distributions as long as:

●	the payment is for expenses that are ordinary and necessary;

●	the payment is made from a Section 401(a), 403(a), or 403(b) retirement plan;

●	your financial advisor’s payment is only made from the accumulations in your retirement plan, and not directly by you or anyone else, under the agreement with your financial advisor; and

●	once advisory fees begin to be paid from your retirement plan, you continue to pay those fees solely from your plan and not from any other source.

Such payments can only be made if permitted under your employer’s retirement plan.

Additional information

Financial Condition of TIAA: Many financial services companies, including insurance companies, have been facing challenges in the persistent low interest rate environment of the past decade. We are providing important information to help you understand how our contracts work and how our ability to meet our obligations affects your contract.

Assets in the Separate Account. You assume all of the investment risk for accumulations allocated to the investment accounts. Your accumulation in the investment accounts is part of the assets of the separate account. These assets are segregated and insulated from our general account, and may not be charged with liabilities arising from any other business that we may conduct. This means that your accumulated value allocated to the separate account should generally not be adversely affected by the financial condition of our general account. See “The Separate Account.”

Assets in the General Account. We issue insurance policies and financial products other than TIAA Access, and some of these products are supported by the assets in our general account (e.g., TIAA Traditional). These general account products are subject to our claims-paying ability.

Our Financial Condition. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet the contractual obligations of our general account. In order to meet our claims-paying obligations, we monitor our reserves so that we hold amounts required under state law to cover actual or expected contract and claims payments. However, it is important to note that there is no guarantee that we will always be able to meet our claims-paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s

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operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our general account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in market value of these investments.

Information from TIAA. TIAA provides recordkeeping and other plan-related services for many retirement plans and their participants investing in the separate account. A retirement plan sponsor typically agrees with TIAA on the services to be provided and a total price for providing these services to its plan and its participants. TIAA plan pricing arrangements can affect the overall costs of retirement plan investments for plan sponsors and participants. TIAA plan pricing arrangements are not reflected in the separate account charges described in this prospectus.

Special Risks Related to Cyber Security and Certain Business Continuity Risks. With the increased use of technologies such as the Internet to conduct business, we, any third party administrator, the underlying funds, intermediaries and other affiliated or third party service providers are susceptible to cyber security risks. In general, cyber security attacks can result from infection by computer viruses or other malicious software or from deliberate actions or unintentional events, including gaining unauthorized access through “hacking” or other means to digital systems, networks, or devices that are used to service our operations in order to misappropriate assets or sensitive information, corrupt data, or cause operational disruption. Cyber security attacks can also be carried out in a manner that does not require gaining unauthorized access, including by carrying out a “denial-of-service” attack on our or our service providers’ websites. In addition, authorized persons could inadvertently or intentionally release and possibly destroy confidential or proprietary information stored on our systems or the systems of our service providers.

Cyber security failures by us or any of our service providers, the underlying funds, or the issuers of securities in which the underlying funds invest, may result in disruptions to and impact business operations, and may adversely affect us and the value of your accumulation units. Such disruptions or impacts may result in: financial losses, interference with our processing of contract transactions, including the processing of orders from our website or with the underlying funds; interference with our ability to calculate unit values; barriers to trading and order processing; your inability to transact business with us; violations of applicable federal and state privacy or other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. We may incur additional, incremental costs to prevent and mitigate the risks of cyber security attacks or incidents in the future. We and participants could be negatively impacted by such cyber-attacks or incidents. Although we have established business continuity plans and risk-based processes and controls to address such cyber security risks, there are inherent limitations in such plans and systems in part due to the evolving nature of technology and cyber security attack tactics. As a result, it is possible that we or our service providers or the underlying funds will not

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be able to adequately identify or prepare for all cyber security attacks. In addition, we cannot directly control the cyber security plans or systems implemented by our service providers or the underlying funds.

We are exposed to risks related to natural and man-made disasters, such as storms, fires, earthquakes, public health crises and terrorist acts, which could adversely affect our ability to administer the contract. In the event that a natural or man-made disaster occurs, a significant number of our workforce or certain key personnel may be unable to fulfill their duties. In addition, system outages could impair our ability to operate effectively and impair our ability to process contract transactions or to calculate contract values. We outsource certain critical business functions to third parties and, in the event of a natural or man-made disaster, rely upon the successful implementation and execution of the business continuity planning of such entities. While we monitor the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond our control. If one or more of the third parties to whom we outsource such critical business functions experience operational failures, our ability to administer the contract could be impaired.

The COVID-19 pandemic has resulted in operational disruptions, as well as market volatility and general economic uncertainty. To address operational disruptions in connection with the COVID-19 pandemic, we have implemented business continuity plans so we can continue to provide services to our customers, even as many of our employees and the employees of our service providers continue to work remotely. While these efforts have been successful to date, we continue to be subject to risks that could negatively impact our operations, including system failure, mail delivery delays, unavailability of critical personnel due to illness or other reasons related to the pandemic, and disruptions to service providers.

How to Obtain More Information. We encourage both existing and prospective contract owners to read and understand our financial statements. Our financial statements, as well as the financial statements of the separate account, are located in the SAI. For a free copy of the SAI, simply call or write us at the phone number or address referenced earlier in this prospectus. In addition, the SAI is available on the SEC’s website at www.sec.gov.

Customer Complaints: Customer complaints may be directed to TIAA Customer Care, P.O. Box 1259, Charlotte, NC 28201, telephone 800-842-2252.

Choices and Changes: You may have to make certain choices or changes (e.g., changing your income option, making a cash withdrawal) by written notice in good order satisfactory to us and received at our home office or at some other location that we have specifically designated for that purpose. When we receive a notice of a change in beneficiary or other person named to receive payments, we will execute the change as of the date it was signed, even if the signer has died in the meantime. We execute all other changes as of the date received in good order.

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Telephone and Internet Transactions: You can use our Automated Telephone Service (“ATS”) or the TIAA website’s account access feature at www.tiaa.org to check your account balances, transfer between accounts or to TIAA, and allocate future contributions among the accounts and funds offered under your employer’s plan available to you through TIAA. You will be asked to enter your Personal Identification Number (“PIN”) and Social Security number for both systems. (You can establish a PIN by calling us.) Both the ATS and the TIAA website’s account access feature will lead you through the transaction process and TIAA will use reasonable procedures to confirm that instructions given online or by phone are genuine. If we use such procedures, we are not responsible for incorrect or fraudulent transactions. All transactions made over the ATS, Internet or by phone are electronically recorded.

To use the ATS, you need a touch-tone telephone. The toll-free number for the ATS is 800-842-2252. To use the Internet, go to the account access feature of the TIAA website at tiaa.org.

We can suspend or terminate your ability to transact by Internet or telephone at any time, for any reason.

Electronic Prospectuses: If you received this prospectus electronically and would like a paper copy, please call 877-518-9161 and we will send it to you.

Assigning Your Contract: Generally, neither you nor your beneficiaries can assign ownership of the contract to someone else.

Errors or Omissions: We reserve the right to correct any errors or omissions on any form, report, or statement that we send you.

Texas Optional Retirement Program Participants: If you are in the Texas Optional Retirement Program, you (or your beneficiary) can redeem some or all of your accumulation only if you retire, die, or leave your job in the state’s public institutions of higher education.

Householding: To lower expenses and eliminate duplicate documents sent to your home, we may mail only one copy of the TIAA prospectus and other required documents to your household, even if more than one participant lives there. If you prefer to continue to receive your own copy of any document, write or call us at 800-842-2252.

Distribution: We offer the contracts to the public on a continuous basis. We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering. The principal underwriter and distributor of the contracts is TIAA-CREF Individual & Institutional Services, LLC, a subsidiary of TIAA. Services is registered with the SEC as a broker-dealer and is a member of the Financial Industry Regulatory Authority (“FINRA”). Its address is 730 Third Avenue, New York, NY 10017. No commissions are paid to dealers as a percentage of purchase payments. Underwriting commissions are not paid to Services for distribution of the contracts. We pay Services a fee from our general account assets for sales of the contracts. We paid approximately $6,359,820.11, $5,960,445.60, and $5,622,775.11 in fees to Services for fiscal years 2020, 2019 and 2018

TIAA Access ∎ Prospectus	69

respectively, for distribution of the contracts. We intend to recoup any payments made to Services through fees and charges imposed under the contract.

Legal Proceedings: Neither the separate account, TIAA nor Services is involved in any legal action that we consider likely to have a material adverse effect on the separate account, the ability of TIAA to meet its obligations under the contracts, or the ability of Services to perform its contract with the separate account.

Statements and reports

You will receive a confirmation statement each time you make a transfer to, a transfer out, or a cash withdrawal from the separate account or among the investment accounts. The statement will show the date and amount of each transaction. However, if you are using an automatic investment plan, you will receive a statement confirming those transactions following the end of each calendar quarter.

If you have any accumulations in the separate account, you will be sent a statement each quarter which sets forth the following:

(1)	premiums paid during the quarter;

(2)	the number and dollar value of accumulation units in the investment accounts credited to you during the quarter and in total;

(3)	cash withdrawals, if any, from the investment accounts during the quarter; and

(4)	any transfers during the quarter.

You will also receive, at least semi-annually, reports (or notices regarding the availability of reports) containing the financial statements of the funds and a schedule of investments held by the funds.

70	Prospectus ∎ TIAA Access

Table of contents for the

Statement of Additional Information

Variable Annuity Payments	B-2

General Matters	B-2

State Regulation	B-3

Legal Matters	B-3

Experts	B-3

Additional Information	B-3

Management Related Service Contracts	B-3

Financial Statements	B-3

TIAA Access ∎ Prospectus	71

Appendix A: Separate account condensed financial information

Presented below is condensed financial information for the separate account for the periods indicated. The table shows per accumulation unit data for the investment accounts of the separate account offered in this prospectus. The data should be read in conjunction with the financial statements and other financial information included in the SAI. The SAI is available without charge upon request.

72	Prospectus ∎ TIAA Access

Separate account condensed financial information

TIAA Access

For the period ended December 31,

Period		Accumulation units outstanding, end of period (000)		Accumulation unit value, beginning of period	Accumulation unit value, end of period

TIAA-CREF Bond Index Fund Sub-Account
2020		44		$30.79	$32.84
2019		39		$28.62	$30.79
2018		38		$28.84	$28.62
2017		29		$28.10	$28.84
2016		30		$27.65	$28.10
2015		25		$27.71	$27.65
2014		28		$26.37	$27.71
2013		8		$27.20	$26.37
2012		1		$26.32	$27.20
2011	(b)	0	^	$25.00	$26.32

TIAA-CREF Core Bond Fund Sub-Account
2020		381		$40.55	$43.41
2019		388		$37.36	$40.55
2018		464		$37.78	$37.36
2017		562		$36.44	$37.78
2016		674		$35.22	$36.44
2015		535		$35.23	$35.22
2014		584		$33.54	$35.23
2013		627		$34.16	$33.54
2012		469		$32.06	$34.16
2011		434		$30.26	$32.06

TIAA-CREF Core Plus Bond Fund Sub-Account
2020		2,031		$40.82	$43.75
2019		1,954		$37.57	$40.82
2018		1,795		$37.95	$37.57
2017		1,750		$36.48	$37.95
2016		1,735		$35.11	$36.48
2015		1,401		$35.15	$35.11
2014		1,417		$33.47	$35.15
2013		1,130		$33.96	$33.47
2012		913		$31.54	$33.96
2011		607		$29.74	$31.54

TIAA Access ∎ Prospectus	73

Separate account condensed financial information

TIAA Access

For the period ended December 31,

Period		Accumulation units outstanding, end of period (000)		Accumulation unit value, beginning of period	Accumulation unit value, end of period

TIAA-CREF Emerging Markets Equity Fund Sub-Account
2020		20		$27.78	$32.60
2019		13		$21.76	$27.78
2018		12		$26.78	$21.76
2017		16		$18.55	$26.78
2016		6		$17.64	$18.55
2015		5		$20.39	$17.64
2014		7		$22.27	$20.39
2013		2		$22.52	$22.27
2012		1		$18.83	$22.52
2011	(b)	0	^	$25.00	$18.83

TIAA-CREF Emerging Markets Equity Index Fund Sub-Account
2020		16		$26.39	$30.82
2019		16		$22.42	$26.39
2018		14		$26.45	$22.42
2017		16		$19.39	$26.45
2016		13		$17.59	$19.39
2015		14		$20.80	$17.59
2014		8		$21.66	$20.80
2013		2		$22.54	$21.66
2012		1		$19.15	$22.54
2011	(b)	—		$25.00	$19.15

TIAA-CREF Equity Index Fund Sub-Account
2020		712		$66.13	$79.31
2019		756		$50.92	$66.13
2018		812		$54.13	$50.92
2017		897		$45.03	$54.13
2016		920		$40.24	$45.03
2015		752		$40.36	$40.24
2014		611		$36.14	$40.36
2013		504		$27.28	$36.14
2012		338		$23.63	$27.28
2011		237		$23.57	$23.63

74	Prospectus ∎ TIAA Access

(continued)

For the period ended December 31,

Period		Accumulation units outstanding, end of period (000)		Accumulation unit value, beginning of period	Accumulation unit value, end of period

TIAA-CREF Growth & Income Fund Sub-Account
2020		1,123		$75.25	$90.02
2019		1,308		$58.22	$75.25
2018		1,506		$63.15	$58.22
2017		1,738		$51.33	$63.15
2016		1,750		$47.61	$51.33
2015		1,686		$46.36	$47.61
2014		1,687		$41.98	$46.36
2013		1,465		$31.48	$41.98
2012		1,251		$27.25	$31.48
2011		832		$26.66	$27.25

TIAA-CREF High-Yield Fund Sub-Account
2020		46		$39.41	$39.99
2019		41		$34.17	$39.41
2018		32		$35.37	$34.17
2017		30		$33.72	$35.37
2016		27		$29.16	$33.72
2015		12		$30.52	$29.16
2014		15		$30.00	$30.52
2013		12		$28.47	$30.00
2012		5		$25.08	$28.47
2011	(b)	0	^	$25.00	$25.08

TIAA-CREF Inflation-Linked Bond Fund Sub-Account
2020		126		$36.12	$38.76
2019		135		$34.14	$36.12
2018		146		$34.57	$34.14
2017		162		$34.24	$34.57
2016		158		$33.28	$34.24
2015		169		$34.08	$33.28
2014		184		$33.20	$34.08
2013		172		$36.66	$33.20
2012		197		$34.68	$36.66
2011		138		$30.82	$34.68

TIAA Access ∎ Prospectus	75

Separate account condensed financial information

TIAA Access

For the period ended December 31,

Period		Accumulation units outstanding, end of period (000)	Accumulation unit value, beginning of period	Accumulation unit value, end of period

TIAA-CREF International Equity Fund Sub-Account
2020		10,152	$29.99	$34.47
2019		9,973	$24.53	$29.99
2018		9,073	$32.27	$24.53
2017		9,059	$24.46	$32.27
2016		7,305	$24.54	$24.46
2015		7,233	$25.02	$24.54
2014		6,664	$27.40	$25.02
2013		5,532	$22.26	$27.40
2012		4,008	$17.08	$22.26
2011		2,764	$22.51	$17.08

TIAA-CREF International Equity Index Fund Sub-Account
2020		157	$34.25	$36.76
2019		142	$28.33	$34.25
2018		99	$32.91	$28.33
2017		91	$26.45	$32.91
2016		78	$26.33	$26.45
2015		55	$26.66	$26.33
2014		51	$28.43	$26.66
2013		42	$23.48	$28.43
2012		18	$19.87	$23.48
2011	(b)	5	$25.00	$19.87

TIAA-CREF Large-Cap Growth Fund Sub-Account
2020		1,325	$86.08	$123.23
2019		1,260	$66.35	$86.08
2018		1,440	$66.82	$66.35
2017		1,410	$50.05	$66.82
2016		1,231	$50.86	$50.05
2015		1,199	$46.92	$50.86
2014		980	$42.51	$46.92
2013		859	$30.64	$42.51
2012		686	$26.39	$30.64
2011		549	$26.16	$26.39

76	Prospectus ∎ TIAA Access

(continued)

For the period ended December 31,

Period		Accumulation units outstanding, end of period (000)		Accumulation unit value, beginning of period	Accumulation unit value, end of period

TIAA-CREF Large-Cap Growth Index Fund Sub-Account
2020		32		$75.29	$103.44
2019		23		$55.66	$75.29
2018		20		$56.97	$55.66
2017		16		$44.13	$56.97
2016		16		$41.53	$44.13
2015		13		$39.62	$41.53
2014		5		$35.33	$39.62
2013		2		$26.70	$35.33
2012		1		$23.35	$26.70
2011	(b)	0	^	$25.00	$23.35

TIAA-CREF Large-Cap Value Fund Sub-Account
2020		4,246		$48.36	$49.72
2019		4,725		$37.82	$48.36
2018		5,718		$44.37	$37.82
2017		6,901		$39.72	$44.37
2016		6,803		$33.75	$39.72
2015		6,726		$35.67	$33.75
2014		6,173		$32.93	$35.67
2013		5,326		$24.68	$32.93
2012		3,645		$20.77	$24.68
2011		2,371		$22.19	$20.77

TIAA-CREF Large-Cap Value Index Fund Sub-Account
2020		36		$56.37	$57.57
2019		42		$44.93	$56.37
2018		33		$49.38	$44.93
2017		23		$43.79	$49.38
2016		27		$37.63	$43.79
2015		16		$39.41	$37.63
2014		13		$35.03	$39.41
2013		13		$26.67	$35.03
2012		5		$22.89	$26.67
2011	(b)	1		$25.00	$22.89

TIAA Access ∎ Prospectus	77

Separate account condensed financial information

TIAA Access

For the period ended December 31,

Period	Accumulation units outstanding, end of period (000)	Accumulation unit value, beginning of period	Accumulation unit value, end of period

TIAA-CREF Lifecycle Retirement Income Fund Sub-Account
2020	559	$43.07	$47.49
2019	596	$37.63	$43.07
2018	587	$39.43	$37.63
2017	639	$35.44	$39.43
2016	563	$33.67	$35.44
2015	433	$33.84	$33.67
2014	379	$32.62	$33.84
2013	355	$29.92	$32.62
2012	326	$27.03	$29.92
2011	233	$26.50	$27.03

TIAA-CREF Lifecycle 2010 Fund Sub-Account
2020	848	$45.06	$49.75
2019	827	$39.33	$45.06
2018	923	$41.24	$39.33
2017	986	$36.85	$41.24
2016	856	$34.95	$36.85
2015	904	$35.08	$34.95
2014	930	$33.80	$35.08
2013	841	$30.40	$33.80
2012	667	$27.19	$30.40
2011	396	$26.94	$27.19

TIAA-CREF Lifecycle 2015 Fund Sub-Account
2020	1,579	$45.61	$50.61
2019	1,655	$39.44	$45.61
2018	1,718	$41.57	$39.44
2017	1,795	$36.79	$41.57
2016	1,809	$34.84	$36.79
2015	1,827	$34.95	$34.84
2014	1,818	$33.61	$34.95
2013	1,649	$29.71	$33.61
2012	1,243	$26.38	$29.71
2011	870	$26.39	$26.38

78	Prospectus ∎ TIAA Access

(continued)

For the period ended December 31,

Period	Accumulation units outstanding, end of period (000)	Accumulation unit value, beginning of period	Accumulation unit value, end of period

TIAA-CREF Lifecycle 2020 Fund Sub-Account
2020	3,887	$46.28	$51.62
2019	4,099	$39.58	$46.28
2018	4,102	$42.07	$39.58
2017	4,238	$36.67	$42.07
2016	3,853	$34.64	$36.67
2015	3,700	$34.75	$34.64
2014	3,202	$33.39	$34.75
2013	2,535	$28.88	$33.39
2012	1,668	$25.38	$28.88
2011	991	$25.65	$25.38

TIAA-CREF Lifecycle 2025 Fund Sub-Account
2020	5,130	$47.19	$53.14
2019	5,135	$39.81	$47.19
2018	4,818	$42.69	$39.81
2017	4,682	$36.64	$42.69
2016	4,134	$34.50	$36.64
2015	3,738	$34.63	$34.50
2014	3,231	$33.27	$34.63
2013	2,521	$28.09	$33.27
2012	1,765	$24.48	$28.09
2011	1,073	$24.99	$24.48

TIAA-CREF Lifecycle 2030 Fund Sub-Account
2020	5,296	$47.86	$54.41
2019	4,952	$39.76	$47.86
2018	4,704	$43.12	$39.76
2017	4,368	$36.44	$43.12
2016	3,857	$34.20	$36.44
2015	3,439	$34.33	$34.20
2014	2,894	$33.03	$34.33
2013	2,276	$27.26	$33.03
2012	1,665	$23.57	$27.26
2011	1,010	$24.32	$23.57

TIAA Access ∎ Prospectus	79

Separate account condensed financial information

TIAA Access

For the period ended December 31,

Period	Accumulation units outstanding, end of period (000)	Accumulation unit value, beginning of period	Accumulation unit value, end of period

TIAA-CREF Lifecycle 2035 Fund Sub-Account
2020	4,937	$49.33	$56.55
2019	4,700	$40.40	$49.33
2018	4,470	$44.26	$40.40
2017	4,130	$36.82	$44.26
2016	3,625	$34.50	$36.82
2015	3,135	$34.68	$34.50
2014	2,706	$33.38	$34.68
2013	2,062	$26.96	$33.38
2012	1,385	$23.15	$26.96
2011	828	$24.14	$23.15

TIAA-CREF Lifecycle 2040 Fund Sub-Account
2020	5,008	$51.11	$59.07
2019	4,855	$41.34	$51.11
2018	4,548	$45.74	$41.34
2017	4,293	$37.49	$45.74
2016	3,638	$35.05	$37.49
2015	3,145	$35.28	$35.05
2014	2,663	$33.97	$35.28
2013	2,104	$27.09	$33.97
2012	1,413	$23.23	$27.09
2011	799	$24.27	$23.23

TIAA-CREF Lifecycle 2045 Fund Sub-Account
2020	4,654	$49.99	$58.20
2019	4,428	$40.01	$49.99
2018	4,084	$44.59	$40.01
2017	3,778	$36.34	$44.59
2016	3,271	$33.88	$36.34
2015	2,790	$34.10	$33.88
2014	2,300	$32.84	$34.10
2013	1,762	$26.21	$32.84
2012	1,137	$22.46	$26.21
2011	637	$23.48	$22.46

80	Prospectus ∎ TIAA Access

(continued)

For the period ended December 31,

Period		Accumulation units outstanding, end of period (000)		Accumulation unit value, beginning of period	Accumulation unit value, end of period

TIAA-CREF Lifecycle 2050 Fund Sub-Account
2020		4,702		$49.66	$57.88
2019		4,502		$39.65	$49.66
2018		4,098		$44.30	$39.65
2017		3,751		$35.98	$44.30
2016		3,130		$33.54	$35.98
2015		2,516		$33.73	$33.54
2014		1,929		$32.49	$33.73
2013		1,368		$25.93	$32.49
2012		825		$22.23	$25.93
2011		417		$23.22	$22.23

TIAA-CREF Lifecycle 2055 Fund Sub-Account
2020		1,448		$49.95	$58.26
2019		1,106		$39.83	$49.95
2018		714		$44.52	$39.83
2017		357		$36.10	$44.52
2016		94		$33.60	$36.10
2015		49		$33.81	$33.60
2014		25		$32.57	$33.81
2013		6		$25.99	$32.57
2012	(d)	0	^	$24.64	$25.99

TIAA-CREF Lifecycle 2060 Fund Sub-Account
2020		618		$35.13	$41.06
2019		406		$27.94	$35.13
2018		224		$31.30	$27.94
2017		98		$25.35	$31.30
2016	(g)	4		$21.35	$25.35

TIAA-CREF Mid-Cap Growth Fund Sub-Account
2020		1,057		$68.18	$98.34
2019		1,147		$51.50	$68.18
2018		1,219		$56.51	$51.50
2017		1,314		$45.11	$56.51
2016		1,307		$44.57	$45.11
2015		1,385		$45.19	$44.57
2014		1,353		$42.27	$45.19
2013		1,309		$31.13	$42.27
2012		1,042		$26.59	$31.13
2011		874		$28.27	$26.59

TIAA Access ∎ Prospectus	81

Separate account condensed financial information

TIAA Access

For the period ended December 31,

Period		Accumulation units outstanding, end of period (000)	Accumulation unit value, beginning of period	Accumulation unit value, end of period

TIAA-CREF Mid-Cap Value Fund Sub-Account
2020		3,074	$53.35	$50.73
2019		3,051	$42.30	$53.35
2018		3,265	$49.65	$42.30
2017		3,840	$45.01	$49.65
2016		4,493	$38.63	$45.01
2015		4,329	$41.12	$38.63
2014		3,905	$36.71	$41.12
2013		3,463	$27.90	$36.71
2012		2,709	$24.11	$27.90
2011		2,270	$24.83	$24.11

TIAA-CREF Money Market Fund Sub-Account
2020		330	$25.83	$25.75
2019		224	$25.49	$25.83
2018		185	$25.25	$25.49
2017		148	$25.25	$25.25
2016		140	$25.36	$25.25
2015		114	$25.55	$25.36
2014		110	$25.74	$25.55
2013		123	$25.93	$25.74
2012		132	$26.12	$25.93
2011		123	$26.30	$26.12

TIAA-CREF Quant Small-Cap Equity Fund Sub-Account
2020		1,670	$56.22	$62.95
2019		1,987	$45.73	$56.22
2018	(q)	2,371	$52.35	$45.73
2017		2,878	$45.85	$52.35
2016		2,578	$38.51	$45.85
2015		2,019	$38.74	$38.51
2014		1,754	$36.51	$38.74
2013		1,428	$26.27	$36.51
2012		1,196	$23.21	$26.27
2011		874	$24.33	$23.21

82	Prospectus ∎ TIAA Access

(continued)

For the period ended December 31,

Period		Accumulation units outstanding, end of period (000)		Accumulation unit value, beginning of period	Accumulation unit value, end of period

TIAA-CREF Real Estate Securities Fund Sub-Account
2020		3,893		$44.66	$44.92
2019		3,945		$34.33	$44.66
2018		3,852		$36.04	$34.33
2017		3,765		$32.33	$36.04
2016		3,481		$31.21	$32.33
2015		2,781		$30.06	$31.21
2014		2,450		$23.63	$30.06
2013		1,828		$23.41	$23.63
2012		1,439		$19.73	$23.41
2011		1,047		$18.59	$19.73

TIAA-CREF S&P 500 Index Fund Sub-Account
2020		44		$66.33	$77.91
2019		40		$50.85	$66.33
2018		50		$53.62	$50.85
2017		54		$44.37	$53.62
2016		37		$39.96	$44.37
2015		25		$39.72	$39.96
2014		20		$35.23	$39.72
2013		11		$26.84	$35.23
2012		7		$23.32	$26.84
2011	(b)	1		$25.00	$23.32

TIAA-CREF Short-Term Bond Fund Sub-Account
2020		23		$27.77	$28.54
2019		17		$26.84	$27.77
2018		26		$26.65	$26.84
2017		24		$26.35	$26.65
2016		18		$26.01	$26.35
2015		19		$25.96	$26.01
2014		13		$25.89	$25.96
2013		3		$26.00	$25.89
2012		0	^	$25.25	$26.00
2011	(b)	0	^	$25.00	$25.25

TIAA Access ∎ Prospectus	83

Separate account condensed financial information

TIAA Access

For the period ended December 31,

Period		Accumulation units outstanding, end of period (000)		Accumulation unit value, beginning of period	Accumulation unit value, end of period

TIAA-CREF Small-Cap Blend Index Fund Sub-Account
2020		3,174		$57.47	$68.54
2019		3,019		$46.12	$57.47
2018		2,616		$52.12	$46.12
2017		2,028		$45.73	$52.12
2016		2,166		$37.90	$45.73
2015		2,200		$39.83	$37.90
2014		1,934		$38.17	$39.83
2013		1,867		$27.67	$38.17
2012		1,199		$23.91	$27.67
2011		1,029		$25.12	$23.91

TIAA-CREF Social Choice Equity Fund Sub-Account
2020		1,291		$63.94	$76.38
2019		1,260		$49.00	$63.94
2018		1,066		$52.26	$49.00
2017		1,003		$43.54	$52.26
2016		975		$38.65	$43.54
2015		888		$39.89	$38.65
2014		878		$36.13	$39.89
2013		801		$27.10	$36.13
2012		501		$23.94	$27.10
2011		419		$24.13	$23.94

American Funds EuroPacific Growth Fund (Class R-6) Sub-Account
2020		58		$42.40	$52.71
2019		45		$33.53	$42.40
2018		47		$39.70	$33.53
2017	(o)	32		$30.51	$39.70
2016		21		$30.43	$30.51
2015		13		$30.82	$30.43
2014		10		$31.80	$30.82
2013		6		$26.58	$31.80
2012	(e)	0	^	$23.68	$26.58

84	Prospectus ∎ TIAA Access

(continued)

For the period ended December 31,

Period		Accumulation units outstanding, end of period (000)		Accumulation unit value, beginning of period	Accumulation unit value, end of period

American Funds Washington Mutual Investors (Class R-6) Sub-Account
2020		18		$60.48	$64.88
2019		21		$48.39	$60.48
2018		14		$50.09	$48.39
2017	(o)	13		$41.88	$50.09
2016		9		$37.11	$41.88
2015		5		$37.36	$37.11
2014		4		$33.77	$37.36
2013		2		$25.72	$33.77
2012	(c)	0	^	$24.86	$25.72

Champlain Mid Cap Fund (Institutional Shares) Sub-Account
2020		0	^	$35.77	$45.95
2019	(t)	1		$33.64	$35.77

Delaware Emerging Markets Fund (Class R-6) Sub-Account
2020		1		$27.55	$37.99

DFA Emerging Markets Portfolio (Institutional Class) Sub-Account
2020		71		$26.90	$30.40
2019		81		$23.36	$26.90
2018		83		$27.25	$23.36
2017		81		$20.10	$27.25
2016		64		$18.07	$20.10
2015		43		$21.62	$18.07
2014		31		$22.16	$21.62
2013		22		$23.05	$22.16
2012		7		$19.49	$23.05
2011	(b)	1		$25.00	$19.49

Dodge & Cox International Stock Fund Sub-Account
2020		31		$33.20	$33.64
2019		35		$27.25	$33.20
2018		39		$33.47	$27.25
2017		49		$27.21	$33.47
2016		52		$25.32	$27.21
2015		62		$28.78	$25.32
2014		43		$28.97	$28.78
2013		19		$23.11	$28.97
2012		6		$19.24	$23.11
2011	(b)	0	^	$25.00	$19.24

TIAA Access ∎ Prospectus	85

Separate account condensed financial information

TIAA Access

For the period ended December 31,

Period		Accumulation units outstanding, end of period (000)		Accumulation unit value, beginning of period	Accumulation unit value, end of period

JPMorgan Small Cap Value Fund (Class R-6) Sub-Account
2020		1		$18.74	$27.80

Lazard International Equity Portfolio (R6 Shares) Sub-Account
2020		1		$27.20	$31.24

Lord Abbett High Yield Fund (Class R-6) Sub-Account
2020		1		$28.09	$29.27
2019	(t)	0	^	$27.25	$28.09

MFS Mid Cap Value Fund (Class R6) Sub-Account
2020		14		$30.42	$32.39

Nationwide Geneva Small-Cap Growth Fund (Class R6) Sub-Account
2020		0	^	$35.26	$46.09

T. Rowe Price® Large-Cap Growth Fund (I Class) Sub-Account
2020		18		$82.73	$114.59
2019		19		$64.87	$82.73
2018		23		$62.65	$64.87
2017		16		$45.80	$62.65
2016		6		$44.86	$45.80
2015		3		$41.06	$44.86
2014		5		$38.05	$41.06
2013		8		$26.54	$38.05
2012		4		$22.75	$26.54
2011	(b)	0	^	$25.00	$22.75

T. Rowe Price® QM U.S. Small-Cap Growth Equity Fund (I Class) Sub-Account
2020		3		$33.65	$41.82

Templeton Global Bond Fund (Class R-6) Sub-Account
2020		2		$24.75	$23.57
2019	(s)	0	^	$25.02	$24.75

Vanguard 500 Index Fund (Admiral Shares) Sub-Account
2020		16		$35.09	$41.04

86	Prospectus ∎ TIAA Access

(continued)

For the period ended December 31,

Period		Accumulation units outstanding, end of period (000)		Accumulation unit value, beginning of period	Accumulation unit value, end of period

Vanguard Emerging Markets Stock Index Fund (Institutional Shares) Sub-Account
2020		29		$26.27	$30.05
2019		36		$21.99	$26.27
2018		18		$25.92	$21.99
2017	(h)	12		$17.92	$25.92
2016		11		$17.92	$19.87
2015		8		$21.33	$17.92
2014	(f)	5		$21.37	$21.33
2013		6		$22.66	$21.37
2012		5		$19.22	$22.66
2011	(b)	0	^	$25.00	$19.22

Vanguard Equity-Income Fund (Admiral Shares) Sub-Account
2020		13		$32.78	$33.56
2019		3		$26.35	$32.78
2018		0	^	$29.02	$26.35

Vanguard Explorer Fund (Admiral Shares) Sub-Account
2020		41		$59.94	$78.22
2019		38		$45.96	$59.94
2018		21		$47.44	$45.96
2017	(i)	12		$38.83	$47.44
2016		12		$34.83	$38.83
2015		11		$36.68	$34.83
2014		17		$35.57	$36.68
2013		18		$24.82	$35.57
2012		7		$21.77	$24.82
2011	(b)	1		$25.00	$21.77

Vanguard Intermediate-Term Treasury Fund (Admiral Shares) Sub-Account
2020		36		$29.60	$31.82
2019		8		$28.03	$29.60
2018		20		$27.93	$28.03
2017	(i)	19		$27.68	$27.93
2016		18		$27.56	$27.68
2015		2		$27.35	$27.56
2014		2		$26.42	$27.35
2013		2		$27.46	$26.42
2012		3		$26.95	$27.46
2011	(b)	0	^	$25.00	$26.95

TIAA Access ∎ Prospectus	87

Separate account condensed financial information

TIAA Access

For the period ended December 31,

Period		Accumulation units outstanding, end of period (000)		Accumulation unit value, beginning of period	Accumulation unit value, end of period

Vanguard Selected Value Fund (Investor Shares) Sub-Account
2020		13		$52.21	$54.85
2019		18		$40.61	$52.21
2018		21		$50.97	$40.61
2017		27		$42.97	$50.97
2016		26		$37.21	$42.97
2015		27		$38.98	$37.21
2014		28		$36.92	$38.98
2013		8		$26.19	$36.92
2012		0	^	$22.90	$26.19
2011	(b)	—		$25.00	$22.90

Vanguard Small-Cap Value Index Fund (Institutional Shares) Sub-Account
2020		69		$52.78	$55.46
2019		61		$43.30	$52.78
2018		66		$49.71	$43.30
2017	(j)	68		$44.79	$49.71
2016		52		$36.21	$44.79
2015		40		$38.31	$36.21
2014		32		$34.96	$38.31
2013		30		$25.82	$34.96
2012		13		$21.95	$25.82
2011	(b)	1		$25.00	$21.95

Vanguard Total Bond Market Index Fund (Institutional Shares) Sub-Account
2020		3		$27.18	$29.07
2019	(r)	1		$27.07	$27.18

Vanguard Wellington Fund (Admiral Shares) Sub-Account
2020		80		$50.78	$55.79
2019		76		$41.72	$50.78
2018		71		$43.50	$41.72
2017	(i)	89		$38.17	$43.50
2016		91		$34.64	$38.17
2015		73		$34.88	$34.64
2014		69		$32.00	$34.88
2013		71		$26.94	$32.00
2012		15		$24.11	$26.94
2011	(b)	0	^	$25.00	$24.11

88	Prospectus ∎ TIAA Access

(concluded)

For the period ended December 31,

Period		Accumulation units outstanding, end of period (000)		Accumulation unit value, beginning of period	Accumulation unit value, end of period

Western Asset Core Plus Bond Fund (Class IS) Sub-Account
2020		56		$35.33	$38.41
2019		52		$31.69	$35.33
2018		48		$32.41	$31.69
2017	(p)	48		$30.52	$32.41
2016		42		$29.34	$30.52
2015		18		$29.18	$29.34
2014		17		$27.30	$29.18
2013		15		$27.80	$27.30
2012		5		$25.83	$27.80
2011	(b)	0	^	$25.00	$25.83

^	Less than $1,000.
(b)	Sub-Account commenced operations May 1, 2011.
(c)	Sub-Account commenced operations July 19, 2012.
(d)	Sub-Account commenced operations August 10, 2012.
(e)	Sub-Account commenced operations August 31, 2012.
(f)	Effective October 24, 2014 all shares of the underlying mutual fund converted from the Signal shares class to the Admiral share class.
(g)	Sub-Account commenced operations January 22, 2016.
(h)	Effective January 20, 2017 all shares of the underlying mutual fund converted from the Admiral shares class to the Institutional share class.
(i)	Effective January 20, 2017 all shares of the underlying mutual fund converted from the Investor shares class to the Admiral share class.
(j)	Effective January 20, 2017 all shares of the underlying mutual fund converted from the Investor shares class to the Institutional share class.
(o)	Effective June 30, 2017 all shares of the underlying mutual fund converted from the R-5 share class to the R-6 share class.
(p)	Effective June 30, 2017 all shares of the underlying mutual fund converted from the Class I share class to the Class IS share class.
(q)	Effective August 1, 2018 the TIAA-CREF Small-Cap Equity Fund changed its name to TIAA-CREF Quant Small-Cap Equity Fund.
(r)	Sub-Account commenced operations September 11, 2019.
(s)	Sub-Account commenced operations August 8, 2019.
(t)	Sub-Account commenced operations June 28, 2019.

TIAA Access ∎ Prospectus	89

Statement of Additional Information

Teachers Insurance and Annuity Association of America

TIAA Access

Individual and group variable annuity contracts

Funded through

TIAA Separate Account VA-3

MAY 1, 2021

This Statement of Additional Information is not a prospectus and should be read in connection with the current prospectus dated May 1, 2021 (the “Prospectus”), for the Individual and Group Variable Annuity contracts funded through TIAA Separate Account VA-3. The Prospectus is available without charge by writing Teachers Insurance and Annuity Association of America: 730 Third Avenue, New York, N.Y. 10017-3206 or calling us toll-free at 877-518-9161. Terms used in the Prospectus are incorporated by reference into this Statement of Additional Information.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE CONTRACTS.

Experts	B-3

Additional information	B-3

Management related service contracts	B-3

Financial statements	B-3

Variable annuity payments

You can partially or fully annuitize and receive an income stream from the investment account that invests in the TIAA-CREF Lifecycle Retirement Income Fund. The amount of variable annuity payments we pay will depend upon the number and value of your annuity units in the investment account. The number of annuity units is first determined on the day before the annuity payments begin. The amount of the annuity payments will change according to the income change method chosen.

Number of annuity units payable. When a contractowner or beneficiary starts receiving variable annuity payments, the number of annuity units payable from the investment account under an income change method will be determined by dividing the value of the account accumulation to be applied to provide the annuity payments by the product of the annuity unit value for that income change method, and a factor that represents the present value of an annuity that continues for as long as annuity payments would need to be paid under the annuity option chosen.

The annuity factor will reflect interest assumed at the effective annual rate of 4%, and the mortality assumptions for the person(s) on whose life (lives) the annuity payments will be based. Mortality assumptions will be based on the then current settlement mortality schedules for the separate account. Contract owners bear no mortality risk under their contracts after annuity payments begin—actual mortality experience will not reduce annuity payments after they have started. TIAA may change the mortality assumptions used to determine the number of annuity units payable for any future accumulations converted to provide annuity payments. The number of annuity units for the investment account and income change method remains fixed unless there is a transfer of annuity units or you change your income change method. The number of annuity units payable from the investment account and income change method under your contract will be reduced by the number of annuity units you transfer out of the investment account or income change method under your contract. The number of annuity units payable will be increased by any internal transfers you make to the investment account and income change method.

Calculating annuity unit values. The annuity unit value for the investment account is calculated separately for each income change method for each business day. The annuity unit value for each income change method is determined by updating the annuity unit value from the previous valuation day to reflect the net investment performance of the investment account for the current valuation period relative to the 4% assumed investment return. We further adjust the annuity unit value to reflect the fact that annuity payment amounts are redetermined only once a month or once a year (depending on the income change method chosen). The purpose of the adjustment is to equitably apportion any account gains or losses among those contractowners who receive annuity income for the entire period between valuation dates and those who start or stop receiving annuity income between the two dates. In general, from period to period your payments will increase if the net performance of the investment account is greater than a 4% net annual rate of return and decrease if the net performance is less than a 4% net annual rate of return.

For participants under the annual income change method, the value of the annuity unit for payments remains level until the following May 1. For those who have already begun receiving annuity income as of March 31, the value of the annuity unit for payments due on and after the next succeeding May 1 is equal to the annuity unit value determined as of the last valuation day in March.

For participants under the monthly income change method, the value of the annuity unit for payments changes on the payment valuation day of each month for the payment due on the first of the following month.

TIAA reserves the right to modify the specific dates that payments will change and the associated payment valuation date. We also can modify or stop offering the annual or monthly income change methods.

General matters

Assignment of contracts

Generally, neither you nor your beneficiaries can assign ownership of the contract to someone else.

Payment to an estate, guardian, trustee, etc.

We reserve the right to pay in one sum the commuted value of any benefits due an estate, corporation, partnership, trustee or other entity that is not a natural person. Neither TIAA nor the separate account will be responsible for the conduct of any executor, trustee, guardian, or other third party to whom payment is made.

Benefits based on incorrect information

If the amounts of benefits provided under a contract were based on information that is incorrect, benefits will be recalculated on the basis of the correct data. If any overpayments or underpayments have been made by the separate account, appropriate adjustments will be made.

B-2	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

Proof of survival

We reserve the right to require satisfactory proof that anyone named to receive benefits under a contract is living on the date payment is due. If this proof is not received after a request in writing, the separate account will have the right to make reduced payments or to withhold payments entirely until such proof is received.

State regulation

TIAA and the separate account are subject to regulation by the State of New York Superintendent of Financial Services (“Superintendent”) as well as by the insurance regulatory authorities of certain other states and jurisdictions.

TIAA and the separate account must file with the Superintendent periodic statements on forms promulgated by the New York State Department of Financial Services. The separate account books and assets are subject to review and examination by the Superintendent and the Superintendent’s agents at all times, and a full examination into the affairs of the separate account is made at least every five years. In addition, a full examination of the separate account’s operations is usually conducted periodically by some other states.

Legal matters

All matters of applicable state law pertaining to the contracts, including TIAA’s right to issue the contracts, have been passed upon by Deirdre Hykal, Senior Managing Director & General Counsel, TIAA Financial Solutions. Eversheds Sutherland (US) LLP has provided advice on certain matters relating to the federal securities laws.

Experts

Separate account financial statements

The financial statements of TIAA Separate Account VA-3 as of December 31, 2020 and for each of the periods indicated therein included in this Registration Statement have been so included in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

Teachers Insurance and Annuity Association of America statutory-basis financial statements

The statutory-basis financial statements as of December 31, 2020 and 2019 and for each of the three years in the period ended December 31, 2020 included in this Registration Statement have been so included in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

Additional information

A registration statement has been filed with the Securities and Exchange Commission (“SEC”), under the 1933 Act, with respect to the contracts discussed in the Prospectus and in this Statement of Additional Information. Not all of the information set forth in the registration statement and its amendments and exhibits has been included in the Prospectus or this Statement of Additional Information. Statements contained in this registration statement concerning the contents of the contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, you should refer to the documents filed with the SEC.

Management related service contracts

We have an agreement with State Street Bank and Trust Company, a trust company established under the laws of the Commonwealth of Massachusetts, to perform investment accounting and recordkeeping functions for the investment securities, other non-cash investment properties, and/or monies in the separate account.

TIAA, on behalf of the separate account, has entered into an agreement whereby JPMorgan Chase Bank, N.A. will provide certain custodial settlement and other associated services to the separate account. JPMorgan Chase Bank, N.A.’s principal business address is 270 Park Avenue, New York, NY 10017.

Financial statements

Audited financial statements for the separate account and TIAA follow. TIAA’s financial statements should be considered only as bearing upon TIAA’s ability to meet its obligations under the contracts. They should not be considered as bearing on the investment performance of the assets held in the separate account.

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-3

B-4	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

Report of independent registered public accounting firm

To the Board of Trustees of Teachers Insurance and Annuity Association of America and the Contract Owners of TIAA Separate Account VA-3

Opinions on the financial statements

We have audited the accompanying statements of assets and liabilities of each of the sub-accounts of TIAA Separate Account VA-3 indicated in the table below as of December 31, 2020, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the sub-accounts of TIAA Separate Account VA-3 as of December 31, 2020, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

TIAA-CREF Bond Index Fund(1)	TIAA-CREF S&P 500 Index Fund(1)

TIAA-CREF Core Bond Fund(1)	TIAA-CREF Short-Term Bond Fund(1)

TIAA-CREF Core Plus Bond Fund(1)	TIAA-CREF Small-Cap Blend Index Fund(1)

TIAA-CREF Emerging Markets Equity Fund(1)	TIAA-CREF Social Choice Equity Fund(1)

TIAA-CREF Emerging Markets Equity Index Fund(1)	American Beacon Bridgeway Large Cap Growth Fund (Class R6)(1)

TIAA-CREF Equity Index Fund(1)	American Funds EuroPacific Growth Fund (Class R-6)(1)

TIAA-CREF Growth & Income Fund(1)	American Funds Washington Mutual Investors Fund (Class R-6)(1)

TIAA-CREF High-Yield Fund(1)	Ariel Appreciation Fund (Institutional Class)(1)

TIAA-CREF Inflation-Linked Bond Fund(1)	Champlain Mid Cap Fund (Institutional Shares)(1)

TIAA-CREF International Equity Fund(1)	Delaware Emerging Markets Fund (Class R-6)(1)

TIAA-CREF International Equity Index Fund(1)	DFA Emerging Markets Portfolio (Institutional Class)(1)

TIAA-CREF Large-Cap Growth Fund(1)	Dodge & Cox International Stock Fund(1)

TIAA-CREF Large-Cap Growth Index Fund(1)	JPMorgan Small-Cap Value Fund (Class R-6)(1)

TIAA-CREF Large-Cap Value Fund(1)	Lazard International Equity Portfolio (R6 Shares)(1)

TIAA-CREF Large-Cap Value Index Fund(1)	Lord Abbett High Yield Fund (Class R-6)(1)

TIAA-CREF Lifecycle Retirement Income Fund(1)	MFS Mid Cap Growth Fund (Class R6)(3)

TIAA-CREF Lifecycle 2010 Fund(1)	MFS Mid Cap Value Fund (Class R6)(1)

TIAA-CREF Lifecycle 2015 Fund(1)	Nationwide Geneva Small Cap Growth Fund (Class R6)(1)

TIAA-CREF Lifecycle 2020 Fund(1)	Parnassus Mid Cap Growth Fund (Institutional Shares)(1)

TIAA-CREF Lifecycle 2025 Fund(1)	Templeton Global Bond Fund (Class R-6)(1)

TIAA-CREF Lifecycle 2030 Fund(1)	T. Rowe Price Large-Cap Growth Fund (I Class)(1)

TIAA-CREF Lifecycle 2035 Fund(1)	T. Rowe Price QM U.S. Small-Cap Growth Equity Fund (I Class)(1)

TIAA-CREF Lifecycle 2040 Fund(1)	Vanguard 500 Index Fund (Admiral Shares)(1)

TIAA-CREF Lifecycle 2045 Fund(1)	Vanguard Emerging Markets Stock Index Fund (Institutional Shares)(1)

TIAA-CREF Lifecycle 2050 Fund(1)	Vanguard Equity Income Fund (Admiral Shares)(1)

TIAA-CREF Lifecycle 2055 Fund(1)	Vanguard Explorer Fund (Admiral Shares)(1)

TIAA-CREF Lifecycle 2060 Fund(1)	Vanguard Extended Market Index Fund (Institutional Shares)(1)

TIAA-CREF Lifecycle 2065 Fund(2)	Vanguard Intermediate-Term Treasury Fund (Admiral Shares)(1)

TIAA-CREF Mid-Cap Growth Fund(1)	Vanguard Selected Value Fund (Investor Shares)(1)

TIAA-CREF Mid-Cap Value Fund(1)	Vanguard Small-Cap Value Index Fund (Institutional Shares)(1)

TIAA-CREF Money Market Fund(1)	Vanguard Total Bond Market Index Fund (Institutional Shares)(1)

TIAA-CREF Quant Small-Cap Equity Fund(1)	Vanguard Wellington Fund (Admiral Shares)(1)

TIAA-CREF Real Estate Securities Fund(1)	Western Asset Core Plus Bond Fund (Class IS)(1)

(1)	Statement of Operations for the year ended December 31, 2020 and statement of changes in net assets for the years ended December 31, 2020 and December 31, 2019.
(2)	Statement of operations and statement of changes in net assets for the period November 27, 2020 (commencement of operations) through December 31, 2020.
(3)	Statement of operations and statement of changes in net assets for the period October 7, 2020 (commencement of operations) through December 31, 2020.

Basis for opinions

These financial statements are the responsibility of the Teachers Insurance and Annuity Association of America management. Our responsibility is to express an opinion on the financial statements of each of the sub-accounts of TIAA Separate Account VA-3 based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to each of the sub-accounts of TIAA Separate Account VA-3 in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-5

Report of independent registered public accounting firm

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2020 by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Baltimore, Maryland

April 26, 2021

We have served as the auditor of one or more of the sub-accounts of TIAA Separate Account VA-3 since 2007.

B-6	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

Statements of assets and liabilities TIAA Separate Account VA-3 ∎ December 31, 2020

	TIAA-CREF Bond Index Fund Sub-Account	TIAA-CREF Core Bond Fund Sub-Account	TIAA-CREF Core Plus Bond Fund Sub-Account	TIAA-CREF Emerging Markets Equity Fund Sub-Account	TIAA-CREF Emerging Markets Equity Index Fund Sub-Account

ASSETS

Investments, at value	$192,895,247	$19,445,813	$131,512,317	$29,036,260	$66,264,996

Total assets	$192,895,247	$19,445,813	$131,512,317	$29,036,260	$66,264,996

NET ASSETS

Accumulation fund	$192,895,247	$19,445,813	$131,512,317	$29,036,260	$66,264,996

Net assets	$192,895,247	$19,445,813	$131,512,317	$29,036,260	$66,264,996

Investments, at cost	$185,895,508	$18,564,721	$124,087,908	$26,284,089	$55,246,102

Shares held in corresponding Funds	16,643,248	1,766,196	11,794,827	2,144,480	4,986,079

UNIT VALUE

Level 1	$34.97	$47.37	$47.73	$34.71	$32.82

Level 2	34.30	46.22	46.57	34.05	32.19

Level 3	33.81	45.26	45.61	33.56	31.73

Level 4	32.84	43.41	43.75	32.60	30.82

Statements of operations

TIAA Separate Account VA-3  ∎  For the period or year ended December 31, 2020

	TIAA-CREF Bond Index Fund Sub-Account	TIAA-CREF Core Bond Fund Sub-Account	TIAA-CREF Core Plus Bond Fund Sub-Account	TIAA-CREF Emerging Markets Equity Fund Sub-Account	TIAA-CREF Emerging Markets Equity Index Fund Sub-Account

INVESTMENT INCOME

Dividends	$3,313,267	$453,199	$3,547,349	$198,663	$1,316,459

EXPENSES

Administrative expenses	98,956	119,715	679,232	16,403	25,308

Mortality and expense risk charges	75,080	9,274	63,085	11,774	22,146

Total expenses	174,036	128,989	742,317	28,177	47,454

Net investment income (loss)	3,139,231	324,210	2,805,032	170,486	1,269,005

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments	950,191	142,104	547,302	(558,472)	(23,613)

Capital gain distributions	1,419,922	347,651	971,264	2,182,023	—

Net realized gain (loss)	2,370,113	489,755	1,518,566	1,623,551	(23,613)

Net change in unrealized appreciation (depreciation) on investments	3,622,011	441,164	4,358,726	2,539,522	10,630,885

Net realized and unrealized gain (loss) on investments	5,992,124	930,919	5,877,292	4,163,073	10,607,272

Net increase (decrease) in net assets from operations	$9,131,355	$1,255,129	$8,682,324	$4,333,559	$11,876,277

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-7

Statements of assets and liabilities TIAA Separate Account VA-3 ∎ December 31, 2020

	TIAA-CREF Equity Index Fund Sub-Account	TIAA-CREF Growth & Income Fund Sub-Account	TIAA-CREF High-Yield Fund Sub-Account	TIAA-CREF Inflation-Linked Bond Fund Sub-Account	TIAA-CREF International Equity Fund Sub-Account

ASSETS

Investments, at value	$276,652,035	$274,632,126	$160,837,479	$5,599,783	$463,165,912

Total assets	$276,652,035	$274,632,126	$160,837,479	$5,599,783	$463,165,912

NET ASSETS

Accumulation fund	$276,652,035	$274,632,126	$160,837,479	$5,599,783	$463,165,912

Net assets	$276,652,035	$274,632,126	$160,837,479	$5,599,783	$463,165,912

Investments, at cost	$181,970,415	$219,518,375	$161,077,881	$5,259,253	$387,437,567

Shares held in corresponding Funds	9,955,093	16,644,371	16,771,374	456,008	35,302,280

UNIT VALUE

Level 1	$86.53	$98.22	$59.77	$—	$37.61

Level 2	84.43	95.84	58.32	41.26	36.70

Level 3	82.69	93.86	57.11	40.41	35.94

Level 4	79.31	90.02	39.99	38.76	34.47

Statements of operations

TIAA Separate Account VA-3  ∎  For the period or year ended December 31, 2020

	TIAA-CREF Equity Index Fund Sub-Account	TIAA-CREF Growth & Income Fund Sub-Account	TIAA-CREF High-Yield Fund Sub-Account	TIAA-CREF Inflation-Linked Bond Fund Sub-Account	TIAA-CREF International Equity Fund Sub-Account

INVESTMENT INCOME

Dividends	$3,891,626	$3,048,634	$7,632,301	$69,881	$5,512,409

EXPENSES

Administrative expenses	476,460	761,158	116,558	35,581	2,170,284

Mortality and expense risk charges	118,926	120,752	72,769	2,662	188,991

Total expenses	595,386	881,910	189,327	38,243	2,359,275

Net investment income (loss)	3,296,240	2,166,724	7,442,974	31,638	3,153,134

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments	12,980,364	6,974,970	(408,598)	50,810	2,361,916

Capital gain distributions	—	16,201,411	—	—	—

Net realized gain (loss)	12,980,364	23,176,381	(408,598)	50,810	2,361,916

Net change in unrealized appreciation (depreciation) on investments	29,737,094	18,592,482	(4,239,845)	277,715	54,175,021

Net realized and unrealized gain (loss) on investments	42,717,458	41,768,863	(4,648,443)	328,525	56,536,937

Net increase (decrease) in net assets from operations	$46,013,698	$43,935,587	$2,794,531	$360,163	$59,690,071

B-8	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

continued

	TIAA-CREF International Equity Index Fund Sub-Account	TIAA-CREF Large-Cap Growth Fund Sub-Account	TIAA-CREF Large-Cap Growth Index Fund Sub-Account	TIAA-CREF Large-Cap Value Fund Sub-Account	TIAA-CREF Large-Cap Value Index Fund Sub-Account

ASSETS

Investments, at value	$968,637,304	$201,858,094	$493,492,112	$389,302,148	$506,581,879

Total assets	$968,637,304	$201,858,094	$493,492,112	$389,302,148	$506,581,879

NET ASSETS

Accumulation fund	$968,637,304	$201,858,094	$493,492,112	$389,302,148	$506,581,879

Net assets	$968,637,304	$201,858,094	$493,492,112	$389,302,148	$506,581,879

Investments, at cost	$831,839,833	$182,795,390	$298,036,835	$361,791,310	$445,917,452

Shares held in corresponding Funds	45,712,001	8,872,883	10,001,867	20,818,297	24,820,278

UNIT VALUE

Level 1	$37.81	$134.46	$127.88	$54.25	$57.02

Level 2	36.89	131.19	124.77	52.93	55.64

Level 3	36.13	128.48	122.19	51.84	54.49

Level 4	36.76	123.23	103.44	49.72	57.57

	TIAA-CREF International Equity Index Fund Sub-Account	TIAA-CREF Large-Cap Growth Fund Sub-Account	TIAA-CREF Large-Cap Growth Index Fund Sub-Account	TIAA-CREF Large-Cap Value Fund Sub-Account	TIAA-CREF Large-Cap Value Index Fund Sub-Account

INVESTMENT INCOME

Dividends	$18,694,980	$725,991	$3,406,670	$7,254,864	$11,163,833

EXPENSES

Administrative expenses	600,359	962,248	245,670	1,528,431	294,767

Mortality and expense risk charges	410,138	78,193	196,125	174,771	222,262

Total expenses	1,010,497	1,040,441	441,795	1,703,202	517,029

Net investment income (loss)	17,684,483	(314,450)	2,964,875	5,551,662	10,646,804

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments	5,207,086	8,021,999	24,913,208	(3,737,143)	225,721

Capital gain distributions	—	52,757,124	5,800,593	—	—

Net realized gain (loss)	5,207,086	60,779,123	30,713,801	(3,737,143)	225,721

Net change in unrealized appreciation (depreciation) on investments	50,740,046	(957,970)	98,831,786	4,648,300	(1,977,955)

Net realized and unrealized gain (loss) on investments	55,947,132	59,821,153	129,545,587	911,157	(1,752,234)

Net increase (decrease) in net assets from operations	$73,631,615	$59,506,703	$132,510,462	$6,462,819	$8,894,570

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-9

Statements of assets and liabilities TIAA Separate Account VA-3 ∎ December 31, 2020

	TIAA-CREF Lifecycle Retirement Income Fund Sub-Account	TIAA-CREF Lifecycle 2010 Fund Sub-Account	TIAA-CREF Lifecycle 2015 Fund Sub-Account	TIAA-CREF Lifecycle 2020 Fund Sub-Account	TIAA-CREF Lifecycle 2025 Fund Sub-Account

ASSETS

Investments, at value	$60,723,779	$122,566,769	$190,066,939	$465,526,785	$616,802,717

Total assets	$60,723,779	$122,566,769	$190,066,939	$465,526,785	$616,802,717

NET ASSETS

Accumulation fund	$53,750,155	$122,566,769	$190,066,939	$465,526,785	$616,802,717

Annuity fund	6,973,624	—	—	—	—

Net assets	$60,723,779	$122,566,769	$190,066,939	$465,526,785	$616,802,717

Investments, at cost	$57,134,966	$119,120,230	$179,875,575	$438,774,892	$572,323,314

Shares held in corresponding Funds	4,916,905	10,449,000	18,381,716	43,466,553	55,668,115

UNIT VALUE

Level 1	$51.46	$54.28	$55.22	$56.32	$57.98

Level 2	50.28	52.96	53.88	54.95	56.57

Level 3	49.33	51.87	52.77	53.82	55.40

Level 4	47.49	49.75	50.61	51.62	53.14

Statements of operations

TIAA Separate Account VA-3  ∎  For the period or year ended December 31, 2020

	TIAA-CREF Lifecycle Retirement Income Fund Sub-Account	TIAA-CREF Lifecycle 2010 Fund Sub-Account	TIAA-CREF Lifecycle 2015 Fund Sub-Account	TIAA-CREF Lifecycle 2020 Fund Sub-Account	TIAA-CREF Lifecycle 2025 Fund Sub-Account

INVESTMENT INCOME

Dividends	$1,467,739	$3,244,109	$5,196,461	$12,847,478	$16,122,208

EXPENSES

Administrative expenses	212,072	347,951	623,225	1,547,977	2,048,296

Mortality and expense risk charges	26,538	53,921	86,882	208,995	268,608

Total expenses	238,610	401,872	710,107	1,756,972	2,316,904

Net investment income (loss)	1,229,129	2,842,237	4,486,354	11,090,506	13,805,304

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments	591,005	672,202	(1,569,790)	(2,374,133)	(782,860)

Capital gain distributions	1,846,324	6,570,167	6,190,152	16,561,874	22,102,349

Net realized gain (loss)	2,437,329	7,242,369	4,620,362	14,187,741	21,319,489

Net change in unrealized appreciation (depreciation) on investments	1,777,475	1,510,776	9,861,259	23,195,684	35,007,706

Net realized and unrealized gain (loss) on investments	4,214,804	8,753,145	14,481,621	37,383,425	56,327,195

Net increase (decrease) in net assets from operations	$5,443,933	$11,595,382	$18,967,975	$48,473,931	$70,132,499

B-10	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

continued

	TIAA-CREF Lifecycle 2030 Fund Sub-Account	TIAA-CREF Lifecycle 2035 Fund Sub-Account	TIAA-CREF Lifecycle 2040 Fund Sub-Account	TIAA-CREF Lifecycle 2045 Fund Sub-Account	TIAA-CREF Lifecycle 2050 Fund Sub-Account

ASSETS

Investments, at value	$648,509,148	$674,178,681	$813,334,688	$583,412,772	$524,279,189

Total assets	$648,509,148	$674,178,681	$813,334,688	$583,412,772	$524,279,189

NET ASSETS

Accumulation fund	$648,509,148	$674,178,681	$813,334,688	$583,412,772	$524,279,189

Net assets	$648,509,148	$674,178,681	$813,334,688	$583,412,772	$524,279,189

Investments, at cost	$594,838,654	$612,333,965	$736,195,421	$490,416,696	$435,063,470

Shares held in corresponding Funds	57,799,389	58,931,703	70,971,613	41,406,158	36,714,229

UNIT VALUE

Level 1	$59.37	$61.70	$64.46	$63.07	$62.73

Level 2	57.92	60.20	62.89	61.62	61.28

Level 3	56.73	58.96	61.59	60.46	60.13

Level 4	54.41	56.55	59.07	58.20	57.88

	TIAA-CREF Lifecycle 2030 Fund Sub-Account	TIAA-CREF Lifecycle 2035 Fund Sub-Account	TIAA-CREF Lifecycle 2040 Fund Sub-Account	TIAA-CREF Lifecycle 2045 Fund Sub-Account	TIAA-CREF Lifecycle 2050 Fund Sub-Account

INVESTMENT INCOME

Dividends	$17,252,497	$17,434,343	$21,554,429	$13,654,224	$12,226,041

EXPENSES

Administrative expenses	2,063,038	2,017,489	2,158,881	1,872,626	1,845,260

Mortality and expense risk charges	278,062	284,409	339,246	236,422	212,165

Total expenses	2,341,100	2,301,898	2,498,127	2,109,048	2,057,425

Net investment income (loss)	14,911,397	15,132,445	19,056,302	11,545,176	10,168,616

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments	1,267,543	2,988,081	4,358,944	5,016,088	3,491,611

Capital gain distributions	25,098,497	29,618,792	40,841,589	26,708,583	21,552,802

Net realized gain (loss)	26,366,040	32,606,873	45,200,533	31,724,671	25,044,413

Net change in unrealized appreciation (depreciation) on investments	38,810,973	40,195,799	48,338,937	41,126,003	41,710,920

Net realized and unrealized gain (loss) on investments	65,177,013	72,802,672	93,539,470	72,850,674	66,755,333

Net increase (decrease) in net assets from operations	$80,088,410	$87,935,117	$112,595,772	$84,395,850	$76,923,949

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-11

Statements of assets and liabilities TIAA Separate Account VA-3 ∎ December 31, 2020

	TIAA-CREF Lifecycle 2055 Fund Sub-Account	TIAA-CREF Lifecycle 2060 Fund Sub-Account	TIAA-CREF Lifecycle 2065 Fund Sub-Account‡	TIAA-CREF Mid-Cap Growth Fund Sub-Account	TIAA-CREF Mid-Cap Value Fund Sub-Account

ASSETS

Investments, at value	$162,748,200	$42,783,468	$9,794	$264,860,022	$367,159,891

Total assets	$162,748,200	$42,783,468	$9,794	$264,860,022	$367,159,891

NET ASSETS

Accumulation fund	$162,748,200	$42,783,468	$9,794	$264,860,022	$367,159,891

Net assets	$162,748,200	$42,783,468	$9,794	$264,860,022	$367,159,891

Investments, at cost	$141,368,414	$36,870,335	$9,737	$209,156,876	$444,998,339

Shares held in corresponding Funds	9,827,790	3,093,526	876	9,592,902	21,776,980

UNIT VALUE

Level 1	$61.63	$42.60	$28.45	$107.31	$55.35

Level 2	60.57	42.12	—	104.70	54.01

Level 3	59.79	41.77	—	102.54	52.89

Level 4	58.26	41.06	—	98.34	50.73

Statements of operations

TIAA Separate Account VA-3  ∎  For the period or year ended December 31, 2020

	TIAA-CREF Lifecycle 2055 Fund Sub-Account	TIAA-CREF Lifecycle 2060 Fund Sub-Account	TIAA-CREF Lifecycle 2065 Fund Sub-Account‡	TIAA-CREF Mid-Cap Growth Fund Sub-Account	TIAA-CREF Mid-Cap Value Fund Sub-Account

INVESTMENT INCOME

Dividends	$3,729,963	$934,338	$256	$—	$6,415,867

EXPENSES

Administrative expenses	506,350	140,373	—	675,618	1,125,127

Mortality and expense risk charges	60,529	14,811	—	104,817	162,569

Total expenses	566,879	155,184	—	780,435	1,287,696

Net investment income (loss)	3,163,084	779,154	256	(780,435)	5,128,171

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments	573,511	105,524	14	1,389,665	(20,539,145)

Capital gain distributions	4,920,231	913,774	28	26,735,949	—

Net realized gain (loss)	5,493,742	1,019,298	42	28,125,614	(20,539,145)

Net change in unrealized appreciation (depreciation) on investments	15,982,444	4,816,017	57	54,075,975	(7,303,221)

Net realized and unrealized gain (loss) on investments	21,476,186	5,835,315	99	82,201,589	(27,842,366)

Net increase (decrease) in net assets from operations	$24,639,270	$6,614,469	$355	$81,421,154	$(22,714,195)

‡	For the period November 27, 2020 (commencement of operations) to December 31, 2020.

B-12	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

continued

	TIAA-CREF Money Market Fund Sub-Account	TIAA-CREF Quant Small-Cap Equity Fund Sub-Account	TIAA-CREF Real Estate Securities Fund Sub-Account	TIAA-CREF S&P 500 Index Fund Sub-Account	TIAA-CREF Short-Term Bond Fund Sub-Account

ASSETS

Investments, at value	$51,665,694	$223,076,077	$363,302,314	$772,831,418	$54,775,307

Total assets	$51,665,694	$223,076,077	$363,302,314	$772,831,418	$54,775,307

NET ASSETS

Accumulation fund	$51,665,694	$223,076,077	$363,302,314	$772,831,418	$54,775,307

Net assets	$51,665,694	$223,076,077	$363,302,314	$772,831,418	$54,775,307

Investments, at cost	$51,665,694	$203,589,750	$322,667,547	$536,617,911	$53,855,170

Shares held in corresponding Funds	51,665,694	12,025,664	20,560,403	18,748,943	5,206,778

UNIT VALUE

Level 1	$28.10	$68.69	$49.01	$85.20	$36.42

Level 2	27.42	67.02	47.82	83.13	35.54

Level 3	26.85	65.64	46.83	81.42	34.81

Level 4	25.75	62.95	44.92	77.91	28.54

	TIAA-CREF Money Market Fund Sub-Account	TIAA-CREF Quant Small-Cap Equity Fund Sub-Account	TIAA-CREF Real Estate Securities Fund Sub-Account	TIAA-CREF S&P 500 Index Fund Sub-Account	TIAA-CREF Short-Term Bond Fund Sub-Account

INVESTMENT INCOME

Dividends	$176,648	$1,394,659	$6,410,427	$11,686,083	$921,126

EXPENSES

Administrative expenses	85,783	734,303	1,324,398	417,497	49,319

Mortality and expense risk charges	24,900	94,186	166,923	327,100	24,307

Total expenses	110,683	828,489	1,491,321	744,597	73,626

Net investment income (loss)	65,965	566,170	4,919,106	10,941,486	847,500

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments	—	(8,110,086)	3,072,455	20,220,138	130,453

Capital gain distributions	—	—	—	—	33,878

Net realized gain (loss)	—	(8,110,086)	3,072,455	20,220,138	164,331

Net change in unrealized appreciation (depreciation) on investments	—	26,610,653	(6,626,268)	87,892,156	616,314

Net realized and unrealized gain (loss) on investments	—	18,500,567	(3,553,813)	108,112,294	780,645

Net increase (decrease) in net assets from operations	$65,965	$19,066,737	$1,365,293	$119,053,780	$1,628,145

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-13

Statements of assets and liabilities TIAA Separate Account VA-3 ∎ December 31, 2020

	TIAA-CREF Small-Cap Blend Index Fund Sub-Account	TIAA-CREF Social Choice Equity Fund Sub-Account	American Beacon Bridgeway Large Cap Growth Fund (Class R6) Sub-Account	American Funds EuroPacific Growth Fund (Class R-6) Sub-Account	American Funds Washington Mutual Investors Fund (Class R-6) Sub-Account

ASSETS

Investments, at value	$691,720,750	$368,805,595	$10,536,633	$490,464,416	$203,324,869

Total assets	$691,720,750	$368,805,595	$10,536,633	$490,464,416	$203,324,869

NET ASSETS

Accumulation fund	$691,720,750	$368,805,595	$10,536,633	$490,464,416	$203,324,869

Net assets	$691,720,750	$368,805,595	$10,536,633	$490,464,416	$203,324,869

Investments, at cost	$556,007,342	$294,860,640	$9,307,119	$363,396,719	$176,392,468

Shares held in corresponding Funds	28,407,423	14,986,005	290,185	7,077,409	4,051,911

UNIT VALUE

Level 1	$74.78	$83.34	$53.07	$57.85	$74.08

Level 2	72.96	81.31	—	56.44	72.28

Level 3	71.46	79.63	—	55.28	70.79

Level 4	68.54	76.38	—	52.71	64.88

Statements of operations

TIAA Separate Account VA-3  ∎  For the period or year ended December 31, 2020

	TIAA-CREF Small-Cap Blend Index Fund Sub-Account	TIAA-CREF Social Choice Equity Fund Sub-Account	American Beacon Bridgeway Large Cap Growth Fund (Class R6) Sub-Account	American Funds EuroPacific Growth Fund (Class R-6) Sub-Account	American Funds Washington Mutual Investors Fund (Class R-6) Sub-Account

INVESTMENT INCOME

Dividends	$7,126,000	$4,415,776	$18,744	$1,967,919	$4,315,061

EXPENSES

Administrative expenses	1,431,203	748,271	4,196	209,014	106,937

Mortality and expense risk charges	261,077	126,506	4,196	182,266	97,450

Total expenses	1,692,280	874,777	8,392	391,280	204,387

Net investment income (loss)	5,433,720	3,540,999	10,352	1,576,639	4,110,674

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments	6,704,309	2,705,354	621,525	1,251,572	3,295,282

Capital gain distributions	10,601,473	531,512	1,025,557	—	2,657,345

Net realized gain (loss)	17,305,782	3,236,866	1,647,082	1,251,572	5,952,627

Net change in unrealized appreciation (depreciation) on investments	90,048,914	51,286,551	1,302,285	92,719,341	3,991,681

Net realized and unrealized gain (loss) on investments	107,354,696	54,523,417	2,949,367	93,970,913	9,944,308

Net increase (decrease) in net assets from operations	$112,788,416	$58,064,416	$2,959,719	$95,547,552	$14,054,982

B-14	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

continued

	Ariel Appreciation Fund (Institutional Class) Sub-Account	Champlain Mid Cap Fund (Institutional Shares) Sub-Account	Delaware Emerging Markets Fund (Class R-6) Sub-Account	DFA Emerging Markets Portfolio (Institutional Class) Sub-Account	Dodge & Cox International Stock Fund Sub-Account

ASSETS

Investments, at value	$554,614	$41,593,535	$59,331,859	$111,403,750	$47,306,236

Total assets	$554,614	$41,593,535	$59,331,859	$111,403,750	$47,306,236

NET ASSETS

Accumulation fund	$554,614	$41,593,535	$59,331,859	$111,403,750	$47,306,236

Net assets	$554,614	$41,593,535	$59,331,859	$111,403,750	$47,306,236

Investments, at cost	$528,893	$32,460,956	$44,747,805	$88,679,482	$44,587,184

Shares held in corresponding Funds	12,788	1,635,609	2,303,255	3,411,015	1,082,523

UNIT VALUE

Level 1	$33.63	$51.50	$46.99	$32.38	$35.83

Level 2	—	46.71	—	31.76	35.14

Level 3	—	—	—	31.30	34.63

Level 4	—	45.95	37.99	30.40	33.64

	Ariel Appreciation Fund (Institutional Class) Sub-Account	Champlain Mid Cap Fund (Institutional Shares) Sub-Account	Delaware Emerging Markets Fund (Class R-6) Sub-Account	DFA Emerging Markets Portfolio (Institutional Class) Sub-Account	Dodge & Cox International Stock Fund Sub-Account

INVESTMENT INCOME

Dividends	$4,605	$—	$147,825	$1,685,019	$864,375

EXPENSES

Administrative expenses	244	19,342	21,639	69,403	29,949

Mortality and expense risk charges	244	17,676	21,590	49,511	20,672

Total expenses	488	37,018	43,229	118,914	50,621

Net investment income (loss)	4,117	(37,018)	104,596	1,566,105	813,754

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments	(35,981)	695,916	252,602	2,651,585	(1,330,601)

Capital gain distributions	47,888	1,783,565	325,215	—	—

Net realized gain (loss)	11,907	2,479,481	577,817	2,651,585	(1,330,601)

Net change in unrealized appreciation (depreciation) on investments	26,279	6,739,439	11,240,272	7,277,133	1,260,088

Net realized and unrealized gain (loss) on investments	38,186	9,218,920	11,818,089	9,928,718	(70,513)

Net increase (decrease) in net assets from operations	$42,303	$9,181,902	$11,922,685	$11,494,823	$743,241

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-15

Statements of assets and liabilities TIAA Separate Account VA-3 ∎ December 31, 2020

	JP Morgan Small Cap Value Fund (Class R-6) Sub-Account	Lazard International Equity Portfolio (R6 Shares) Sub-Account	Lord Abbett High Yield Fund (Class R-6) Sub-Account	MFS Mid Cap Growth Fund (Class R6) Sub-Account†	MFS Mid Cap Value Fund (Class R6) Sub-Account

ASSETS

Investments, at value	$20,041,494	$30,200,628	$29,935,913	$11,811,993	$52,141,715

Amounts due from TIAA	—	—	12,084	—	—

Total assets	$20,041,494	$30,200,628	$29,947,997	$11,811,993	$52,141,715

NET ASSETS

Accumulation fund	$20,041,494	$30,200,628	$29,947,997	$11,811,993	$52,141,715

Net assets	$20,041,494	$30,200,628	$29,947,997	$11,811,993	$52,141,715

Investments, at cost	$18,954,414	$25,889,759	$29,172,254	$10,886,312	$45,638,686

Shares held in corresponding Funds	743,379	1,510,787	4,012,857	388,680	1,986,351

UNIT VALUE

Level 1	$29.32	$35.63	$31.77	$28.47	$35.07

Level 2	—	—	—	—	32.93

Level 3	—	—	—	—	—

Level 4	27.80	31.24	29.27	—	32.39

Statements of operations

TIAA Separate Account VA-3  ∎  For the period or year ended December 31, 2020

	JP Morgan Small Cap Value Fund (Class R-6) Sub-Account	Lazard International Equity Portfolio (R6 Shares) Sub-Account	Lord Abbett High Yield Fund (Class R-6) Sub-Account	MFS Mid Cap Growth Fund (Class R6) Sub-Account†	MFS Mid Cap Value Fund (Class R6) Sub-Account

INVESTMENT INCOME

Dividends	$180,565	$306,455	$1,537,802	$—	$570,934

EXPENSES

Administrative expenses	7,521	12,433	13,578	1,045	21,147

Mortality and expense risk charges	7,392	12,409	13,410	1,045	18,178

Total expenses	14,913	24,842	26,988	2,090	39,325

Net investment income (loss)	165,652	281,613	1,510,814	(2,090)	531,609

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments	(1,138,854)	(9,394)	(576,467)	2,613	89,645

Capital gain distributions	—	—	—	85,724	—

Net realized gain (loss)	(1,138,854)	(9,394)	(576,467)	88,337	89,645

Net change in unrealized appreciation (depreciation) on investments	2,403,089	2,771,779	580,163	925,681	4,521,909

Net realized and unrealized gain (loss) on investments	1,264,235	2,762,385	3,696	1,014,018	4,611,554

Net increase (decrease) in net assets from operations	$1,429,887	$3,043,998	$1,514,510	$1,011,928	$5,143,163

†	For the period October 7, 2020 (commencement of operations) to December 31, 2020.

B-16	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

continued

	Nationwide Geneva Small Cap Growth Fund (Class R6) Sub-Account	Parnassus Mid Cap Growth Fund (Institutional Shares) Sub-Account	Templeton Global Bond Fund (Class R-6) Sub-Account	T. Rowe Price® Large-Cap Growth Fund (I Class) Sub-Account	T. Rowe Price® QM U.S. Small-Cap Growth Equity Fund (I Class) Sub-Account

ASSETS

Investments, at value	$14,797,951	$1,748,619	$18,806,330	$321,969,377	$24,355,149

Total assets	$14,797,951	$1,748,619	$18,806,330	$321,969,377	$24,355,149

NET ASSETS

Accumulation fund	$14,797,951	$1,748,619	$18,806,330	$321,969,377	$24,355,149

Net assets	$14,797,951	$1,748,619	$18,806,330	$321,969,377	$24,355,149

Investments, at cost	$11,156,691	$1,445,807	$21,078,938	$221,986,528	$19,372,192

Shares held in corresponding Funds	170,052	28,437	1,928,854	5,260,078	508,564

UNIT VALUE

Level 1	$52.40	$45.42	$26.28	$147.19	$47.39

Level 2	—	—	—	143.62	—

Level 3	—	—	—	140.65	—

Level 4	46.09	—	23.57	114.59	41.82

	Nationwide Geneva Small Cap Growth Fund (Class R6) Sub-Account	Parnassus Mid Cap Growth Fund (Institutional Shares) Sub-Account	Templeton Global Bond Fund (Class R-6) Sub-Account	T. Rowe Price® Large-Cap Growth Fund (I Class) Sub-Account	T. Rowe Price® QM U.S. Small-Cap Growth Equity Fund (I Class) Sub-Account

INVESTMENT INCOME

Dividends	$—	$1,571	$839,893	$—	$—

EXPENSES

Administrative expenses	5,389	646	8,855	166,471	10,406

Mortality and expense risk charges	5,387	646	8,640	128,304	9,967

Total expenses	10,776	1,292	17,495	294,775	20,373

Net investment income (loss)	(10,776)	279	822,398	(294,775)	(20,373)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments	351,889	45,050	(344,383)	14,563,511	611,594

Capital gain distributions	65,892	80,662	—	1,356,136	699,898

Net realized gain (loss)	417,781	125,712	(344,383)	15,919,647	1,311,492

Net change in unrealized appreciation (depreciation) on investments	3,043,054	264,395	(1,186,572)	71,806,841	3,289,361

Net realized and unrealized gain (loss) on investments	3,460,835	390,107	(1,530,955)	87,726,488	4,600,853

Net increase (decrease) in net assets from operations	$3,450,059	$390,386	$(708,557)	$87,431,713	$4,580,480

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-17

Statements of assets and liabilities TIAA Separate Account VA-3 ∎ December 31, 2020

	Vanguard 500 Index Fund (Admiral Shares) Sub-Account	Vanguard Emerging Markets Stock Index Fund (Institutional Shares) Sub-Account	Vanguard Equity Income Fund (Admiral Shares) Sub-Account	Vanguard Explorer Fund (Admiral Shares) Sub-Account	Vanguard Extended Market Index Fund (Institutional Shares) Sub-Account

ASSETS

Investments, at value	$194,648,095	$62,741,606	$104,611,457	$261,407,710	$88,491,933

Total assets	$194,648,095	$62,741,606	$104,611,457	$261,407,710	$88,491,933

NET ASSETS

Accumulation fund	$194,648,095	$62,741,606	$104,611,457	$261,407,710	$88,491,933

Net assets	$194,648,095	$62,741,606	$104,611,457	$261,407,710	$88,491,933

Investments, at cost	$151,082,376	$53,006,705	$97,457,233	$209,199,395	$64,495,053

Shares held in corresponding Funds	561,642	1,979,855	1,318,687	2,183,492	709,411

UNIT VALUE

Level 1	$46.14	$32.00	$37.02	$83.29	$46.27

Level 2	—	31.39	34.11	81.70	—

Level 3	—	30.94	—	80.52	—

Level 4	41.04	30.05	33.56	78.22	—

Statements of operations

TIAA Separate Account VA-3  ∎  For the period or year ended December 31, 2020

	Vanguard 500 Index Fund (Admiral Shares) Sub-Account	Vanguard Emerging Markets Stock Index Fund (Institutional Shares) Sub-Account	Vanguard Equity Income Fund (Admiral Shares) Sub-Account	Vanguard Explorer Fund (Admiral Shares) Sub-Account	Vanguard Extended Market Index Fund (Institutional Shares) Sub-Account

INVESTMENT INCOME

Dividends	$2,758,081	$1,267,878	$2,664,483	$565,294	$868,835

EXPENSES

Administrative expenses	78,225	43,525	48,368	122,231	28,999

Mortality and expense risk charges	75,823	29,211	44,529	97,477	28,999

Total expenses	154,048	72,736	92,897	219,708	57,998

Net investment income (loss)	2,604,033	1,195,142	2,571,586	345,586	810,837

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments	4,187,172	1,098,813	(79,100)	1,355,797	1,539,105

Capital gain distributions	—	—	166,102	16,041,176	—

Net realized gain (loss)	4,187,172	1,098,813	87,002	17,396,973	1,539,105

Net change in unrealized appreciation (depreciation) on investments	21,969,737	5,337,315	83,267	45,925,101	17,642,056

Net realized and unrealized gain (loss) on investments	26,156,909	6,436,128	170,269	63,322,074	19,181,161

Net increase (decrease) in net assets from operations	$28,760,942	$7,631,270	$2,741,855	$63,667,660	$19,991,998

B-18	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

continued

	Vanguard Intermediate-Term Treasury Fund (Admiral Shares) Sub-Account	Vanguard Selected Value Fund (Investor Shares) Sub-Account	Vanguard Small-Cap Value Index Fund (Institutional Shares) Sub-Account	Vanguard Total Bond Market Index Fund (Institutional Shares) Sub-Account	Vanguard Wellington Fund (Admiral Shares) Sub-Account

ASSETS

Investments, at value	$21,452,812	$148,506,809	$279,838,071	$77,721,908	$436,056,344

Amounts due from TIAA	1,436	—	—	12,571	—

Total assets	$21,454,248	$148,506,809	$279,838,071	$77,734,479	$436,056,344

NET ASSETS

Accumulation fund	$21,454,248	$148,506,809	$279,838,071	$77,734,479	$436,056,344

Net assets	$21,454,248	$148,506,809	$279,838,071	$77,734,479	$436,056,344

Investments, at cost	$21,235,075	$158,334,056	$231,989,689	$73,992,668	$401,456,378

Shares held in corresponding Funds	1,833,574	5,716,197	8,196,780	6,688,632	5,692,642

UNIT VALUE

Level 1	$33.88	$58.41	$59.05	$30.34	$59.40

Level 2	33.23	57.29	57.92	—	58.26

Level 3	32.75	56.46	57.09	—	57.43

Level 4	31.82	54.85	55.46	29.07	55.79

	Vanguard Intermediate-Term Treasury Fund (Admiral Shares) Sub-Account	Vanguard Selected Value Fund (Investor Shares) Sub-Account	Vanguard Small-Cap Value Index Fund (Institutional Shares) Sub-Account	Vanguard Total Bond Market Index Fund (Institutional Shares) Sub-Account	Vanguard Wellington Fund (Admiral Shares) Sub-Account

INVESTMENT INCOME

Dividends	$267,626	$1,874,028	$4,665,545	$1,403,418	$8,678,878

EXPENSES

Administrative expenses	18,280	69,782	145,866	31,688	236,229

Mortality and expense risk charges	10,738	61,785	113,181	31,176	193,943

Total expenses	29,018	131,567	259,047	62,864	430,172

Net investment income (loss)	238,608	1,742,461	4,406,498	1,340,554	8,248,706

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments	786,361	(5,844,128)	1,287,721	585,066	2,052,155

Capital gain distributions	766,186	11,886,875	—	124,440	23,391,362

Net realized gain (loss)	1,552,547	6,042,747	1,287,721	709,506	25,443,517

Net change in unrealized appreciation (depreciation) on investments	(221,071)	(2,975,606)	6,372,404	2,061,304	8,017,128

Net realized and unrealized gain (loss) on investments	1,331,476	3,067,141	7,660,125	2,770,810	33,460,645

Net increase (decrease) in net assets from operations	$1,570,084	$4,809,602	$12,066,623	$4,111,364	$41,709,351

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-19

Statements of assets and liabilities TIAA Separate Account VA-3 ∎ December 31, 2020	concluded

Western Asset Core Plus Bond Fund (Class IS) Sub-Account

ASSETS

Investments, at value	$249,744,710

Total assets	$249,744,710

NET ASSETS

Accumulation fund	$249,744,710

Net assets	$249,744,710

Investments, at cost	$235,996,022

Shares held in corresponding Funds	19,884,133

UNIT VALUE

Level 1	$54.67

Level 2	53.35

Level 3	52.24

Level 4	38.41

Statements of operations

TIAA Separate Account VA-3  ∎  For the period or year ended December 31, 2020

Western Asset Core Plus Bond Fund (Class IS) Sub-Account

INVESTMENT INCOME

Dividends	$5,838,912

EXPENSES

Administrative expenses	175,404

Mortality and expense risk charges	104,808

Total expenses	280,212

Net investment income (loss)	5,558,700

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments	478,561

Capital gain distributions	3,417,582

Net realized gain (loss)	3,896,143

Net change in unrealized appreciation (depreciation) on investments	9,032,065

Net realized and unrealized gain (loss) on investments	12,928,208

Net increase (decrease) in net assets from operations	$18,486,908

B-20	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

Statements of changes in net assets

TIAA Separate Account VA-3  ∎  For the period or year ended

	TIAA-CREF Bond Index Fund Sub-Account		TIAA-CREF Core Bond Fund Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019

FROM OPERATIONS

Net investment income (loss)	$3,139,231	$2,681,074	$324,210	$440,367

Net realized gain (loss)	2,370,113	171,184	489,755	(27,756)

Net change in unrealized appreciation (depreciation) on investments	3,622,011	5,186,980	441,164	1,203,693

Net increase (decrease) in net assets from operations	9,131,355	8,039,238	1,255,129	1,616,304

FROM CONTRACTOWNER TRANSACTIONS

Premiums	81,293,622	33,247,744	3,601,252	1,652,289

Net contractowner transfers	27,025,085	4,058,648	26,940	(233,093)

Withdrawals and death benefits	(39,854,247)	(14,800,472)	(4,055,367)	(4,521,998)

Net increase (decrease) in net assets resulting from contractowner transactions	68,464,460	22,505,920	(427,175)	(3,102,802)

Net increase (decrease) in net assets	77,595,815	30,545,158	827,954	(1,486,498)

NET ASSETS

Beginning of period	115,299,432	84,754,274	18,617,859	20,104,357

End of period	$192,895,247	$115,299,432	$19,445,813	$18,617,859

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	3,545,548	2,821,138	456,089	535,231

Units purchased	2,373,979	1,054,514	85,446	41,907

Units sold/transferred	(396,425)	(330,104)	(96,781)	(121,049)

End of period	5,523,102	3,545,548	444,754	456,089

	TIAA-CREF Core Plus Bond Fund Sub-Account		TIAA-CREF Emerging Markets Equity Fund Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019

FROM OPERATIONS

Net investment income (loss)	$2,805,032	$2,822,393	$170,486	$334,686

Net realized gain (loss)	1,518,566	(71,655)	1,623,551	(927,873)

Net change in unrealized appreciation (depreciation) on investments	4,358,726	6,636,843	2,539,522	6,918,704

Net increase (decrease) in net assets from operations	8,682,324	9,387,581	4,333,559	6,325,517

FROM CONTRACTOWNER TRANSACTIONS

Premiums	29,573,776	27,604,882	3,131,754	2,761,939

Net contractowner transfers	1,359,578	2,070,935	(535,018)	(4,798,176)

Withdrawals and death benefits	(28,269,423)	(21,012,465)	(3,863,347)	(3,113,050)

Net increase (decrease) in net assets resulting from contractowner transactions	2,663,931	8,663,352	(1,266,611)	(5,149,287)

Net increase (decrease) in net assets	11,346,255	18,050,933	3,066,948	1,176,230

NET ASSETS

Beginning of period	120,166,062	102,115,129	25,969,312	24,793,082

End of period	$131,512,317	$120,166,062	$29,036,260	$25,969,312

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	2,885,113	2,667,100	884,804	1,085,005

Units purchased	688,000	681,659	117,231	107,403

Units sold/transferred	(629,316)	(463,646)	(163,589)	(307,604)

End of period	2,943,797	2,885,113	838,446	884,804

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-21

Statements of changes in net assets TIAA Separate Account VA-3 ∎ For the period or year ended

	TIAA-CREF Emerging Markets Equity Index Fund Sub-Account		TIAA-CREF Equity Index Fund Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019

FROM OPERATIONS

Net investment income (loss)	$1,269,005	$544,303	$3,296,240	$3,813,827

Net realized gain (loss)	(23,613)	187,961	12,980,364	8,355,155

Net change in unrealized appreciation (depreciation) on investments	10,630,885	2,058,665	29,737,094	47,808,434

Net increase (decrease) in net assets from operations	11,876,277	2,790,929	46,013,698	59,977,416

FROM CONTRACTOWNER TRANSACTIONS

Premiums	22,499,885	8,500,882	34,877,426	29,502,521

Net contractowner transfers	15,359,873	4,969,576	(6,781,101)	(7,896,868)

Withdrawals and death benefits	(8,682,679)	(2,714,724)	(48,735,261)	(27,971,873)

Net increase (decrease) in net assets resulting from contractowner transactions	29,177,079	10,755,734	(20,638,936)	(6,366,220)

Net increase (decrease) in net assets	41,053,356	13,546,663	25,374,762	53,611,196

NET ASSETS

Beginning of period	25,211,640	11,664,977	251,277,273	197,666,077

End of period	$66,264,996	$25,211,640	$276,652,035	$251,277,273

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	904,106	495,724	3,571,268	3,669,718

Units purchased	852,729	327,897	505,368	470,022

Units sold/transferred	263,320	80,485	(812,785)	(568,472)

End of period	2,020,155	904,106	3,263,851	3,571,268

	TIAA-CREF Growth & Income Fund Sub-Account		TIAA-CREF High-Yield Fund Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019

FROM OPERATIONS

Net investment income (loss)	$2,166,724	$2,816,260	$7,442,974	$7,379,635

Net realized gain (loss)	23,176,381	20,983,019	(408,598)	78,331

Net change in unrealized appreciation (depreciation) on investments	18,592,482	41,329,903	(4,239,845)	11,330,891

Net increase (decrease) in net assets from operations	43,935,587	65,129,182	2,794,531	18,788,857

FROM CONTRACTOWNER TRANSACTIONS

Premiums	22,033,023	23,372,305	25,455,760	30,520,707

Net contractowner transfers	(11,713,124)	(14,078,750)	1,808,362	8,178,206

Withdrawals and death benefits	(44,491,401)	(39,683,968)	(21,646,682)	(14,284,131)

Net increase (decrease) in net assets resulting from contractowner transactions	(34,171,502)	(30,390,413)	5,617,440	24,414,782

Net increase (decrease) in net assets	9,764,085	34,738,769	8,411,971	43,203,639

NET ASSETS

Beginning of period	264,868,041	230,129,272	152,425,508	109,221,869

End of period	$274,632,126	$264,868,041	$160,837,479	$152,425,508

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	3,358,215	3,787,306	2,624,884	2,183,447

Units purchased	283,601	327,222	458,506	552,683

Units sold/transferred	(742,648)	(756,313)	(369,540)	(111,246)

End of period	2,899,168	3,358,215	2,713,850	2,624,884

B-22	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

continued

	TIAA-CREF Inflation-Linked Bond Fund Sub-Account		TIAA-CREF International Equity Fund Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019

FROM OPERATIONS

Net investment income (loss)	$31,638	$62,599	$3,153,134	$4,420,963

Net realized gain (loss)	50,810	(24,938)	2,361,916	1,440,569

Net change in unrealized appreciation (depreciation) on investments	277,715	272,399	54,175,021	65,618,591

Net increase (decrease) in net assets from operations	360,163	310,060	59,690,071	71,480,123

FROM CONTRACTOWNER TRANSACTIONS

Premiums	1,381,506	955,038	62,541,872	75,311,709

Net contractowner transfers	156,530	(21,452)	(1,186,859)	3,174,387

Withdrawals and death benefits	(1,608,743)	(1,385,864)	(60,610,117)	(54,911,837)

Net increase (decrease) in net assets resulting from contractowner transactions	(70,707)	(452,278)	744,896	23,574,259

Net increase (decrease) in net assets	289,456	(142,218)	60,434,967	95,054,382

NET ASSETS

Beginning of period	5,310,327	5,452,545	402,730,945	307,676,563

End of period	$5,599,783	$5,310,327	$463,165,912	$402,730,945

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	146,465	159,146	13,215,160	12,339,619

Units purchased	36,971	26,894	2,237,707	2,716,095

Units sold/transferred	(39,839)	(39,575)	(2,230,488)	(1,840,554)

End of period	143,597	146,465	13,222,379	13,215,160

	TIAA-CREF International Equity Index Fund Sub-Account		TIAA-CREF Large-Cap Growth Fund Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019

FROM OPERATIONS

Net investment income (loss)	$17,684,483	$24,496,457	$(314,450)	$(326,471)

Net realized gain (loss)	5,207,086	1,720,139	60,779,123	10,815,861

Net change in unrealized appreciation (depreciation) on investments	50,740,046	105,981,614	(957,970)	21,957,171

Net increase (decrease) in net assets from operations	73,631,615	132,198,210	59,506,703	32,446,561

FROM CONTRACTOWNER TRANSACTIONS

Premiums	140,539,261	206,945,787	55,271,808	17,349,970

Net contractowner transfers	(1,879,876)	67,487,543	7,013,105	(1,471,825)

Withdrawals and death benefits	(105,768,074)	(73,142,675)	(52,222,792)	(28,906,401)

Net increase (decrease) in net assets resulting from contractowner transactions	32,891,311	201,290,655	10,062,121	(13,028,256)

Net increase (decrease) in net assets	106,522,926	333,488,865	69,568,824	19,418,305

NET ASSETS

Beginning of period	862,114,378	528,625,513	132,289,270	112,870,965

End of period	$968,637,304	$862,114,378	$201,858,094	$132,289,270

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	24,695,832	18,426,082	1,520,977	1,687,369

Units purchased	4,411,277	6,424,656	551,733	219,245

Units sold/transferred	(3,418,827)	(154,906)	(453,630)	(385,637)

End of period	25,688,282	24,695,832	1,619,080	1,520,977

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-23

Statements of changes in net assets TIAA Separate Account VA-3 ∎ For the period or year ended

	TIAA-CREF Large- Cap Growth Index Fund Sub-Account		TIAA-CREF Large-Cap Value Fund Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019

FROM OPERATIONS

Net investment income (loss)	$2,964,875	$3,287,120	$5,551,662	$6,570,715

Net realized gain (loss)	30,713,801	17,155,127	(3,737,143)	2,907,111

Net change in unrealized appreciation (depreciation) on investments	98,831,786	69,625,525	4,648,300	91,300,914

Net increase (decrease) in net assets from operations	132,510,462	90,067,772	6,462,819	100,778,740

FROM CONTRACTOWNER TRANSACTIONS

Premiums	125,199,258	62,203,607	36,175,465	29,341,162

Net contractowner transfers	(4,099,042)	(2,687,357)	(8,557,578)	(23,679,280)

Withdrawals and death benefits	(104,101,719)	(55,151,055)	(61,542,926)	(75,620,331)

Net increase (decrease) in net assets resulting from contractowner transactions	16,998,497	4,365,195	(33,925,039)	(69,958,449)

Net increase (decrease) in net assets	149,508,959	94,432,967	(27,462,220)	30,820,291

NET ASSETS

Beginning of period	343,983,153	249,550,186	416,764,368	385,944,077

End of period	$493,492,112	$343,983,153	$389,302,148	$416,764,368

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	3,728,054	3,681,109	8,349,332	9,917,543

Units purchased	1,230,268	763,131	815,964	654,337

Units sold/transferred	(1,088,810)	(716,186)	(1,602,202)	(2,222,548)

End of period	3,869,512	3,728,054	7,563,094	8,349,332

	TIAA-CREF Large-Cap Value Index Fund Sub-Account		TIAA-CREF Lifecycle Retirement Income Fund Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019

FROM OPERATIONS

Net investment income (loss)	$10,646,804	$12,977,764	$1,229,129	$1,014,431

Net realized gain (loss)	225,721	22,813,648	2,437,329	1,204,256

Net change in unrealized appreciation (depreciation) on investments	(1,977,955)	66,050,307	1,777,475	4,532,583

Net increase (decrease) in net assets from operations	8,894,570	101,841,719	5,443,933	6,751,270

FROM CONTRACTOWNER TRANSACTIONS

Premiums	66,306,127	100,031,174	13,800,451	9,743,276

Net contractowner transfers	(16,197,725)	7,819,571	1,492,431	1,338,153

Annuity payments	—	—	(562,491)	(549,847)

Withdrawals and death benefits	(71,539,448)	(57,392,947)	(13,084,654)	(10,128,704)

Net increase (decrease) in net assets resulting from contractowner transactions	(21,431,046)	50,457,798	1,645,737	402,878

Net increase (decrease) in net assets	(12,536,476)	152,299,517	7,089,670	7,154,148

NET ASSETS

Beginning of period	519,118,355	366,818,838	53,634,109	46,479,961

End of period	$506,581,879	$519,118,355	$60,723,779	$53,634,109

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	9,372,647	8,361,787	1,072,851	1,054,880

Units purchased	1,351,586	1,980,595	306,935	233,097

Units sold/transferred	(1,825,495)	(969,735)	(288,792)	(215,126)

End of period	8,898,738	9,372,647	1,090,994	1,072,851

B-24	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

continued

	TIAA-CREF Lifecycle 2010 Fund Sub-Account		TIAA-CREF Lifecycle 2015 Fund Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019

FROM OPERATIONS

Net investment income (loss)	$2,842,237	$2,255,084	$4,486,354	$3,772,336

Net realized gain (loss)	7,242,369	2,189,093	4,620,362	783,518

Net change in unrealized appreciation (depreciation) on investments	1,510,776	9,139,382	9,861,259	20,388,032

Net increase (decrease) in net assets from operations	11,595,382	13,583,559	18,967,975	24,943,886

FROM CONTRACTOWNER TRANSACTIONS

Premiums	24,892,071	17,459,363	24,551,092	28,392,243

Net contractowner transfers	1,239,289	(322,920)	(4,323,241)	(6,476,141)

Withdrawals and death benefits	(20,199,620)	(19,732,866)	(27,260,978)	(26,262,208)

Net increase (decrease) in net assets resulting from contractowner transactions	5,931,740	(2,596,423)	(7,033,127)	(4,346,106)

Net increase (decrease) in net assets	17,527,122	10,987,136	11,934,848	20,597,780

NET ASSETS

Beginning of period	105,039,647	94,052,511	178,132,091	157,534,311

End of period	$122,566,769	$105,039,647	$190,066,939	$178,132,091

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	2,226,956	2,299,125	3,746,379	3,845,545

Units purchased	525,367	395,949	512,321	634,138

Units sold/transferred	(410,860)	(468,118)	(670,122)	(733,304)

End of period	2,341,463	2,226,956	3,588,578	3,746,379

	TIAA-CREF Lifecycle 2020 Fund Sub-Account		TIAA-CREF Lifecycle 2025 Fund Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019

FROM OPERATIONS

Net investment income (loss)	$11,090,506	$8,245,313	$13,805,304	$9,772,311

Net realized gain (loss)	14,187,741	6,837,454	21,319,489	13,965,629

Net change in unrealized appreciation (depreciation) on investments	23,195,684	46,698,386	35,007,706	56,610,715

Net increase (decrease) in net assets from operations	48,473,931	61,781,153	70,132,499	80,348,655

FROM CONTRACTOWNER TRANSACTIONS

Premiums	65,581,312	72,646,626	95,644,871	96,017,648

Net contractowner transfers	(5,554,753)	(1,107,788)	(3,697,458)	(9,521,942)

Withdrawals and death benefits	(66,672,961)	(63,263,198)	(72,823,358)	(51,988,589)

Net increase (decrease) in net assets resulting from contractowner transactions	(6,646,402)	8,275,640	19,124,055	34,507,117

Net increase (decrease) in net assets	41,827,529	70,056,793	89,256,554	114,855,772

NET ASSETS

Beginning of period	423,699,256	353,642,463	527,546,163	412,690,391

End of period	$465,526,785	$423,699,256	$616,802,717	$527,546,163

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	8,799,399	8,620,739	10,757,619	10,009,888

Units purchased	1,365,388	1,604,905	1,955,242	2,090,347

Units sold/transferred	(1,536,814)	(1,426,245)	(1,592,068)	(1,342,616)

End of period	8,627,973	8,799,399	11,120,793	10,757,619

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-25

Statements of changes in net assets TIAA Separate Account VA-3 ∎ For the period or year ended

	TIAA-CREF Lifecycle 2030 Fund Sub-Account		TIAA-CREF Lifecycle 2035 Fund Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019

FROM OPERATIONS

Net investment income (loss)	$14,911,397	$8,981,192	$15,132,445	$9,100,346

Net realized gain (loss)	26,366,040	17,417,788	32,606,873	20,343,270

Net change in unrealized appreciation (depreciation) on investments	38,810,973	63,087,537	40,195,799	68,896,176

Net increase (decrease) in net assets from operations	80,088,410	89,486,517	87,935,117	98,339,792

FROM CONTRACTOWNER TRANSACTIONS

Premiums	97,216,606	94,213,762	88,668,064	87,955,013

Net contractowner transfers	(10,787,820)	(13,754,189)	(7,145,096)	(6,243,891)

Withdrawals and death benefits	(58,068,723)	(49,364,459)	(54,018,956)	(45,521,844)

Net increase (decrease) in net assets resulting from contractowner transactions	28,360,063	31,095,114	27,504,012	36,189,278

Net increase (decrease) in net assets	108,448,473	120,581,631	115,439,129	134,529,070

NET ASSETS

Beginning of period	540,060,675	419,479,044	558,739,552	424,210,482

End of period	$648,509,148	$540,060,675	$674,178,681	$558,739,552

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	10,836,841	10,169,018	10,855,909	10,106,124

Units purchased	1,967,916	2,035,468	1,752,611	1,857,554

Units sold/transferred	(1,389,487)	(1,367,645)	(1,217,950)	(1,107,769)

End of period	11,415,270	10,836,841	11,390,570	10,855,909

	TIAA-CREF Lifecycle 2040 Fund Sub-Account		TIAA-CREF Lifecycle 2045 Fund Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019

FROM OPERATIONS

Net investment income (loss)	$19,056,302	$9,641,614	$11,545,176	$5,554,421

Net realized gain (loss)	45,200,533	27,939,694	31,724,671	21,148,308

Net change in unrealized appreciation (depreciation) on investments	48,338,937	88,557,894	41,126,003	60,127,459

Net increase (decrease) in net assets from operations	112,595,772	126,139,202	84,395,850	86,830,188

FROM CONTRACTOWNER TRANSACTIONS

Premiums	96,866,763	94,013,910	88,480,528	86,652,259

Net contractowner transfers	(7,835,837)	(9,695,574)	(2,860,923)	(2,450,273)

Withdrawals and death benefits	(59,884,140)	(48,905,428)	(46,715,152)	(35,292,602)

Net increase (decrease) in net assets resulting from contractowner transactions	29,146,786	35,412,908	38,904,453	48,909,384

Net increase (decrease) in net assets	141,742,558	161,552,110	123,300,303	135,739,572

NET ASSETS

Beginning of period	671,592,130	510,040,020	460,112,469	324,372,897

End of period	$813,334,688	$671,592,130	$583,412,772	$460,112,469

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	12,539,727	11,816,051	8,901,446	7,874,491

Units purchased	1,858,528	1,920,438	1,749,780	1,831,584

Units sold/transferred	(1,311,020)	(1,196,762)	(996,926)	(804,629)

End of period	13,087,235	12,539,727	9,654,300	8,901,446

B-26	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

continued

	TIAA-CREF Lifecycle 2050 Fund Sub-Account		TIAA-CREF Lifecycle 2055 Fund Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019

FROM OPERATIONS

Net investment income (loss)	$10,168,616	$4,758,947	$3,163,084	$1,281,219

Net realized gain (loss)	25,044,413	17,487,299	5,493,742	4,043,014

Net change in unrealized appreciation (depreciation) on investments	41,710,920	55,726,714	15,982,444	11,804,290

Net increase (decrease) in net assets from operations	76,923,949	77,972,960	24,639,270	17,128,523

FROM CONTRACTOWNER TRANSACTIONS

Premiums	81,445,276	80,269,973	48,402,592	42,391,135

Net contractowner transfers	(4,670,401)	(2,792,182)	(457,296)	(1,172,358)

Withdrawals and death benefits	(40,464,960)	(32,613,278)	(13,752,338)	(9,524,441)

Net increase (decrease) in net assets resulting from contractowner transactions	36,309,915	44,864,513	34,192,958	31,694,336

Net increase (decrease) in net assets	113,233,864	122,837,473	58,832,228	48,822,859

NET ASSETS

Beginning of period	411,045,325	288,207,852	103,915,972	55,093,113

End of period	$524,279,189	$411,045,325	$162,748,200	$103,915,972

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	8,041,265	7,088,712	2,037,231	1,357,110

Units purchased	1,628,566	1,715,492	975,172	911,208

Units sold/transferred	(906,340)	(762,939)	(285,671)	(231,087)

End of period	8,763,491	8,041,265	2,726,732	2,037,231

	TIAA-CREF Lifecycle 2060 Fund Sub-Account		TIAA-CREF Lifecycle 2065 Fund Sub-Account
	December 31, 2020	December 31, 2019		December 31, 2020‡

FROM OPERATIONS

Net investment income (loss)	$779,154	$279,946		$256

Net realized gain (loss)	1,019,298	566,680		42

Net change in unrealized appreciation (depreciation) on investments	4,816,017	2,618,804		57

Net increase (decrease) in net assets from operations	6,614,469	3,465,430		355

FROM CONTRACTOWNER TRANSACTIONS

Premiums	17,881,712	13,631,495		2,347

Net contractowner transfers	574,843	(55,057)		8,580

Withdrawals and death benefits	(5,286,099)	(3,992,810)		(1,488)

Net increase (decrease) in net assets resulting from contractowner transactions	13,170,456	9,583,628		9,439

Net increase (decrease) in net assets	19,784,925	13,049,058		9,794

NET ASSETS

Beginning of period	22,998,543	9,949,485		—

End of period	$42,783,468	$22,998,543		$9,794

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	648,143	353,315		—

Units purchased	516,044	419,294		84

Units sold/transferred	(135,475)	(124,466)		260

End of period	1,028,712	648,143		344

‡	For the period November 27, 2020 (commencement of operations) to December 31, 2020.

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-27

Statements of changes in net assets TIAA Separate Account VA-3 ∎ For the period or year ended

	TIAA-CREF Mid-Cap Growth Fund Sub-Account		TIAA-CREF Mid-Cap Value Fund Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019

FROM OPERATIONS

Net investment income (loss)	$(780,435)	$(339,269)	$5,128,171	$6,893,172

Net realized gain (loss)	28,125,614	20,058,311	(20,539,145)	62,443,320

Net change in unrealized appreciation (depreciation) on investments	54,075,975	34,029,706	(7,303,221)	23,206,559

Net increase (decrease) in net assets from operations	81,421,154	53,748,748	(22,714,195)	92,543,051

FROM CONTRACTOWNER TRANSACTIONS

Premiums	33,526,530	29,802,876	42,075,666	35,411,719

Net contractowner transfers	(14,482,750)	(1,944,424)	(9,106,251)	(20,361,403)

Withdrawals and death benefits	(47,742,716)	(33,990,615)	(54,400,348)	(60,699,285)

Net increase (decrease) in net assets resulting from contractowner transactions	(28,698,936)	(6,132,163)	(21,430,933)	(45,648,969)

Net increase (decrease) in net assets	52,722,218	47,616,585	(44,145,128)	46,894,082

NET ASSETS

Beginning of period	212,137,804	164,521,219	411,305,019	364,410,937

End of period	$264,860,022	$212,137,804	$367,159,891	$411,305,019

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	2,967,756	3,061,093	7,372,939	8,255,253

Units purchased	450,085	448,049	932,818	693,912

Units sold/transferred	(852,212)	(541,386)	(1,390,627)	(1,576,226)

End of period	2,565,629	2,967,756	6,915,130	7,372,939

	TIAA-CREF Money Market Fund Sub-Account		TIAA-CREF Quant Small-Cap Equity Fund Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019

FROM OPERATIONS

Net investment income (loss)	$65,965	$663,966	$566,170	$1,395,479

Net realized gain (loss)	—	—	(8,110,086)	3,628,665

Net change in unrealized appreciation (depreciation) on investments	—	—	26,610,653	45,659,470

Net increase (decrease) in net assets from operations	65,965	663,966	19,066,737	50,683,614

FROM CONTRACTOWNER TRANSACTIONS

Premiums	47,539,666	17,955,288	11,388,429	16,798,319

Net contractowner transfers	8,864,305	1,132,979	(9,734,225)	(16,965,469)

Withdrawals and death benefits	(39,554,371)	(22,763,352)	(35,815,803)	(41,766,967)

Net increase (decrease) in net assets resulting from contractowner transactions	16,849,600	(3,675,085)	(34,161,599)	(41,934,117)

Net increase (decrease) in net assets	16,915,565	(3,011,119)	(15,094,862)	8,749,497

NET ASSETS

Beginning of period	34,750,129	37,761,248	238,170,939	229,421,442

End of period	$51,665,694	$34,750,129	$223,076,077	$238,170,939

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	1,260,211	1,390,508	4,077,210	4,843,332

Units purchased	1,733,605	658,668	232,013	309,290

Units sold/transferred	(1,124,465)	(788,965)	(907,793)	(1,075,412)

End of period	1,869,351	1,260,211	3,401,430	4,077,210

B-28	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

continued

	TIAA-CREF Real Estate Securities Fund Sub-Account		TIAA-CREF S&P 500 Index Fund Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019

FROM OPERATIONS

Net investment income (loss)	$4,919,106	$4,096,650	$10,941,486	$11,029,818

Net realized gain (loss)	3,072,455	19,106,498	20,220,138	8,826,275

Net change in unrealized appreciation (depreciation) on investments	(6,626,268)	55,693,573	87,892,156	116,128,102

Net increase (decrease) in net assets from operations	1,365,293	78,896,721	119,053,780	135,984,195

FROM CONTRACTOWNER TRANSACTIONS

Premiums	61,888,877	63,031,525	166,441,412	152,846,994

Net contractowner transfers	(239,152)	8,805,616	(4,821,305)	26,401,515

Withdrawals and death benefits	(58,932,904)	(43,100,214)	(146,449,036)	(74,613,104)

Net increase (decrease) in net assets resulting from contractowner transactions	2,716,821	28,736,927	15,171,071	104,635,405

Net increase (decrease) in net assets	4,082,114	107,633,648	134,224,851	240,619,600

NET ASSETS

Beginning of period	359,220,200	251,586,552	638,606,567	397,986,967

End of period	$363,302,314	$359,220,200	$772,831,418	$638,606,567

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	7,752,298	7,103,696	8,875,148	7,262,654

Units purchased	1,428,170	1,461,472	2,328,156	2,364,149

Units sold/transferred	(1,413,269)	(812,870)	(2,115,966)	(751,655)

End of period	7,767,199	7,752,298	9,087,338	8,875,148

	TIAA-CREF Short-Term Bond Fund Sub-Account		TIAA-CREF Small-Cap Blend Index Fund Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019

FROM OPERATIONS

Net investment income (loss)	$847,500	$1,173,843	$5,433,720	$5,822,365

Net realized gain (loss)	164,331	(27,000)	17,305,782	24,573,278

Net change in unrealized appreciation (depreciation) on investments	616,314	673,699	90,048,914	73,852,598

Net increase (decrease) in net assets from operations	1,628,145	1,820,542	112,788,416	104,248,241

FROM CONTRACTOWNER TRANSACTIONS

Premiums	17,589,189	9,464,040	108,822,675	129,448,505

Net contractowner transfers	(1,750,483)	1,092,257	(5,023,276)	17,679,219

Withdrawals and death benefits	(11,156,125)	(8,001,323)	(91,056,625)	(73,056,816)

Net increase (decrease) in net assets resulting from contractowner transactions	4,682,581	2,554,974	12,742,774	74,070,908

Net increase (decrease) in net assets	6,310,726	4,375,516	125,531,190	178,319,149

NET ASSETS

Beginning of period	48,464,581	44,089,065	566,189,560	387,870,411

End of period	$54,775,307	$48,464,581	$691,720,750	$566,189,560

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	1,386,679	1,316,663	9,346,272	8,013,124

Units purchased	493,671	274,479	1,986,708	2,310,414

Units sold/transferred	(362,813)	(204,463)	(1,789,978)	(977,266)

End of period	1,517,537	1,386,679	9,543,002	9,346,272

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-29

Statements of changes in net assets TIAA Separate Account VA-3 ∎ For the period or year ended

	TIAA-CREF Social Choice Equity Fund Sub-Account		American Beacon Bridgeway Large Cap Growth Fund (Class R6) Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019

FROM OPERATIONS

Net investment income (loss)	$3,540,999	$2,505,700	$10,352	$(6,672)

Net realized gain (loss)	3,236,866	12,131,184	1,647,082	478,111

Net change in unrealized appreciation (depreciation) on investments	51,286,551	34,753,638	1,302,285	1,238,012

Net increase (decrease) in net assets from operations	58,064,416	49,390,522	2,959,719	1,709,451

FROM CONTRACTOWNER TRANSACTIONS

Premiums	83,849,601	46,270,069	6,977,022	1,935,271

Net contractowner transfers	50,911,365	(1,468,930)	1,279,807	(465,335)

Withdrawals and death benefits	(38,569,253)	(26,744,377)	(8,128,356)	(1,514,360)

Net increase (decrease) in net assets resulting from contractowner transactions	96,191,713	18,056,762	128,473	(44,424)

Net increase (decrease) in net assets	154,256,129	67,447,284	3,088,192	1,665,027

NET ASSETS

Beginning of period	214,549,466	147,102,182	7,448,441	5,783,414

End of period	$368,805,595	$214,549,466	$10,536,633	$7,448,441

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	3,209,317	2,875,160	188,614	190,455

Units purchased	1,250,851	791,164	160,291	53,579

Units sold/transferred	93,516	(457,007)	(150,375)	(55,420)

End of period	4,553,684	3,209,317	198,530	188,614

	American Funds EuroPacific Growth Fund (Class R-6) Sub-Account		American Funds Washington Mutual Investors Fund (Class R-6) Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019

FROM OPERATIONS

Net investment income (loss)	$1,576,639	$4,502,461	$4,110,674	$3,719,980

Net realized gain (loss)	1,251,572	11,048,015	5,952,627	9,627,789

Net change in unrealized appreciation (depreciation) on investments	92,719,341	66,738,554	3,991,681	25,273,388

Net increase (decrease) in net assets from operations	95,547,552	82,289,030	14,054,982	38,621,157

FROM CONTRACTOWNER TRANSACTIONS

Premiums	69,846,091	46,720,301	22,170,459	35,791,349

Net contractowner transfers	17,045,395	(37,202,387)	(10,467,385)	10,123,343

Withdrawals and death benefits	(50,001,374)	(53,728,774)	(29,249,981)	(15,255,107)

Net increase (decrease) in net assets resulting from contractowner transactions	36,890,112	(44,210,860)	(17,546,907)	30,659,585

Net increase (decrease) in net assets	132,437,664	38,078,170	(3,491,925)	69,280,742

NET ASSETS

Beginning of period	358,026,752	319,948,582	206,816,794	137,536,052

End of period	$490,464,416	$358,026,752	$203,324,869	$206,816,794

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	7,752,048	8,815,463	3,017,284	2,523,723

Units purchased	1,553,197	1,125,019	345,588	576,285

Units sold/transferred	(817,560)	(2,188,434)	(615,577)	(82,724)

End of period	8,487,685	7,752,048	2,747,295	3,017,284

B-30	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

continued

	Ariel Appreciation Fund (Institutional Class) Sub-Account		Champlain Mid Cap Fund (Institutional Shares) Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019

FROM OPERATIONS

Net investment income (loss)	$4,117	$6,567	$(37,018)	$(19,598)

Net realized gain (loss)	11,907	(8,139)	2,479,481	2,095,183

Net change in unrealized appreciation (depreciation) on investments	26,279	106,198	6,739,439	4,145,471

Net increase (decrease) in net assets from operations	42,303	104,626	9,181,902	6,221,056

FROM CONTRACTOWNER TRANSACTIONS

Premiums	129,570	149,408	4,393,618	12,014,065

Net contractowner transfers	(98,137)	415,156	(4,773,058)	5,709,203

Withdrawals and death benefits	(88,437)	(511,056)	(5,411,818)	(4,238,632)

Net increase (decrease) in net assets resulting from contractowner transactions	(57,004)	53,508	(5,791,258)	13,484,636

Net increase (decrease) in net assets	(14,701)	158,134	3,390,644	19,705,692

NET ASSETS

Beginning of period	569,315	411,181	38,202,891	18,497,199

End of period	$554,614	$569,315	$41,593,535	$38,202,891

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	18,217	16,429	959,897	586,679

Units purchased	4,964	5,206	109,010	323,862

Units sold/transferred	(6,687)	(3,418)	(258,998)	49,356

End of period	16,494	18,217	809,909	959,897

	Delaware Emerging Markets Fund (Class R-6) Sub-Account		DFA Emerging Markets Portfolio (Institutional Class) Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019

FROM OPERATIONS

Net investment income (loss)	$104,596	$308,329	$1,566,105	$2,692,081

Net realized gain (loss)	577,817	182,543	2,651,585	688,696

Net change in unrealized appreciation (depreciation) on investments	11,240,272	6,519,216	7,277,133	12,576,860

Net increase (decrease) in net assets from operations	11,922,685	7,010,088	11,494,823	15,957,637

FROM CONTRACTOWNER TRANSACTIONS

Premiums	9,632,395	8,880,306	7,650,773	20,019,542

Net contractowner transfers	1,895,560	3,368,597	(11,833,307)	(1,269,525)

Withdrawals and death benefits	(3,652,845)	(3,583,011)	(15,210,151)	(11,386,678)

Net increase (decrease) in net assets resulting from contractowner transactions	7,875,110	8,665,892	(19,392,685)	7,363,339

Net increase (decrease) in net assets	19,797,795	15,675,980	(7,897,862)	23,320,976

NET ASSETS

Beginning of period	39,534,064	23,858,084	119,301,612	95,980,636

End of period	$59,331,859	$39,534,064	$111,403,750	$119,301,612

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	1,058,752	794,947	4,199,474	3,915,745

Units purchased	266,362	268,789	296,958	762,833

Units sold/transferred	(62,117)	(4,984)	(1,048,581)	(479,104)

End of period	1,262,997	1,058,752	3,447,851	4,199,474

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-31

Statements of changes in net assets TIAA Separate Account VA-3 ∎ For the period or year ended

	Dodge & Cox International Stock Fund Sub-Account		JP Morgan Small Cap Value Fund (Class R-6) Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019

FROM OPERATIONS

Net investment income (loss)	$813,754	$1,832,200	$165,652	$198,590

Net realized gain (loss)	(1,330,601)	(411,351)	(1,138,854)	484,067

Net change in unrealized appreciation (depreciation) on investments	1,260,088	8,305,600	2,403,089	1,400,958

Net increase (decrease) in net assets from operations	743,241	9,726,449	1,429,887	2,083,615

FROM CONTRACTOWNER TRANSACTIONS

Premiums	4,550,540	4,619,059	3,525,114	5,283,345

Net contractowner transfers	(2,627,068)	(4,416,589)	470,065	2,414,151

Withdrawals and death benefits	(5,468,885)	(5,240,847)	(2,079,768)	(1,705,033)

Net increase (decrease) in net assets resulting from contractowner transactions	(3,545,413)	(5,038,377)	1,915,411	5,992,463

Net increase (decrease) in net assets	(2,802,172)	4,688,072	3,345,298	8,076,078

NET ASSETS

Beginning of period	50,108,408	45,420,336	16,696,196	8,620,118

End of period	$47,306,236	$50,108,408	$20,041,494	$16,696,196

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	1,429,363	1,588,900	604,936	372,617

Units purchased	155,616	145,061	157,749	204,737

Units sold/transferred	(261,767)	(304,598)	(78,957)	27,582

End of period	1,323,212	1,429,363	683,728	604,936

	Lazard International Equity Portfolio (R6 Shares) Sub-Account		Lord Abbett High Yield Fund (Class R-6) Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019

FROM OPERATIONS

Net investment income (loss)	$281,613	$492,616	$1,510,814	$1,365,462

Net realized gain (loss)	(9,394)	(1,870,794)	(576,467)	(237,019)

Net change in unrealized appreciation (depreciation) on investments	2,771,779	5,663,685	580,163	2,075,197

Net increase (decrease) in net assets from operations	3,043,998	4,285,507	1,514,510	3,203,640

FROM CONTRACTOWNER TRANSACTIONS

Premiums	7,206,634	9,091,210	6,672,158	8,177,542

Net contractowner transfers	(1,842,261)	(8,141,278)	(933,151)	865,838

Withdrawals and death benefits	(2,616,231)	(3,360,414)	(3,384,805)	(5,674,615)

Net increase (decrease) in net assets resulting from contractowner transactions	2,748,142	(2,410,482)	2,354,202	3,368,765

Net increase (decrease) in net assets	5,792,140	1,875,025	3,868,712	6,572,405

NET ASSETS

Beginning of period	24,408,488	22,533,463	26,079,285	19,506,880

End of period	$30,200,628	$24,408,488	$29,947,997	$26,079,285

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	744,447	831,909	860,917	742,072

Units purchased	240,914	301,210	231,250	283,157

Units sold/transferred	(137,715)	(388,672)	(149,297)	(164,312)

End of period	847,646	744,447	942,870	860,917

B-32	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

continued

	MFS Mid Cap Growth Fund (Class R6) Sub-Account		MFS Mid Cap Value Fund (Class R6) Sub-Account
		December 31, 2020†	December 31, 2020	December 31, 2019

FROM OPERATIONS

Net investment income (loss)		$(2,090)	$531,609	$301,343

Net realized gain (loss)		88,337	89,645	332,632

Net change in unrealized appreciation (depreciation) on investments		925,681	4,521,909	3,906,358

Net increase (decrease) in net assets from operations		1,011,928	5,143,163	4,540,333

FROM CONTRACTOWNER TRANSACTIONS

Premiums		2,239,786	15,505,975	8,012,053

Net contractowner transfers		8,645,512	7,053,379	4,184,349

Withdrawals and death benefits		(85,233)	(2,768,364)	(1,504,659)

Net increase (decrease) in net assets resulting from contractowner transactions		10,800,065	19,790,990	10,691,743

Net increase (decrease) in net assets		11,811,993	24,934,153	15,232,076

NET ASSETS

Beginning of period		—	27,207,562	11,975,486

End of period		$11,811,993	$52,141,715	$27,207,562

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period		—	810,112	466,290

Units purchased		84,581	533,379	263,791

Units sold/transferred		330,380	146,127	80,031

End of period		414,961	1,489,618	810,112

	Nationwide Geneva Small Cap Growth Fund (Class R6) Sub-Account		Parnassus Mid Cap Growth Fund (Institutional Shares) Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019

FROM OPERATIONS

Net investment income (loss)	$(10,776)	$(6,604)	$279	$29,425

Net realized gain (loss)	417,781	(64,599)	125,712	25,556

Net change in unrealized appreciation (depreciation) on investments	3,043,054	1,585,932	264,395	212,369

Net increase (decrease) in net assets from operations	3,450,059	1,514,729	390,386	267,350

FROM CONTRACTOWNER TRANSACTIONS

Premiums	4,446,791	4,122,861	471,539	196,043

Net contractowner transfers	(8,143)	2,361,861	45,724	448,471

Withdrawals and death benefits	(2,466,400)	(3,399,632)	(321,131)	(641,596)

Net increase (decrease) in net assets resulting from contractowner transactions	1,972,248	3,085,090	196,132	2,918

Net increase (decrease) in net assets	5,422,307	4,599,819	586,518	270,268

NET ASSETS

Beginning of period	9,375,644	4,775,825	1,162,101	891,833

End of period	$14,797,951	$9,375,644	$1,748,619	$1,162,101

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	237,429	155,262	32,925	32,810

Units purchased	106,501	112,017	13,266	6,131

Units sold/transferred	(61,508)	(29,850)	(7,690)	(6,016)

End of period	282,422	237,429	38,501	32,925

†	For the period October 7, 2020 (commencement of operations) to December 31, 2020.

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-33

Statements of changes in net assets TIAA Separate Account VA-3 ∎ For the period or year ended

	Templeton Global Bond Fund (Class R-6) Sub-Account		T. Rowe Price® Large-Cap Growth Fund (I Class) Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019

FROM OPERATIONS

Net investment income (loss)	$822,398	$900,955	$(294,775)	$699,018

Net realized gain (loss)	(344,383)	(308,363)	15,919,647	18,729,540

Net change in unrealized appreciation (depreciation) on investments	(1,186,572)	(521,704)	71,806,841	31,878,039

Net increase (decrease) in net assets from operations	(708,557)	70,888	87,431,713	51,306,597

FROM CONTRACTOWNER TRANSACTIONS

Premiums	4,176,014	5,974,427	78,709,687	65,966,920

Net contractowner transfers	190,160	2,756,272	(1,813,151)	(2,809,971)

Withdrawals and death benefits	(1,624,387)	(3,151,922)	(83,347,165)	(51,228,188)

Net increase (decrease) in net assets resulting from contractowner transactions	2,741,787	5,578,777	(6,450,629)	11,928,761

Net increase (decrease) in net assets	2,033,230	5,649,665	80,981,084	63,235,358

NET ASSETS

Beginning of period	16,773,100	11,123,435	240,988,293	177,752,935

End of period	$18,806,330	$16,773,100	$321,969,377	$240,988,293

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	611,844	409,446	2,289,406	2,168,312

Units purchased	158,403	217,303	673,313	688,810

Units sold/transferred	(54,288)	(14,905)	(768,648)	(567,716)

End of period	715,959	611,844	2,194,071	2,289,406

	T. Rowe Price® QM U.S. Small-Cap Growth Equity Fund (I Class) Sub-Account		Vanguard 500 Index Fund (Admiral Shares) Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019

FROM OPERATIONS

Net investment income (loss)	$(20,373)	$(17,688)	$2,604,033	$2,210,539

Net realized gain (loss)	1,311,492	2,404,544	4,187,172	4,642,400

Net change in unrealized appreciation (depreciation) on investments	3,289,361	2,618,219	21,969,737	21,691,870

Net increase (decrease) in net assets from operations	4,580,480	5,005,075	28,760,942	28,544,809

FROM CONTRACTOWNER TRANSACTIONS

Premiums	4,293,714	4,453,086	44,728,302	38,987,482

Net contractowner transfers	(2,651,793)	256,578	4,354,338	1,771,651

Withdrawals and death benefits	(2,686,278)	(2,962,116)	(20,987,994)	(10,893,241)

Net increase (decrease) in net assets resulting from contractowner transactions	(1,044,357)	1,747,548	28,094,646	29,865,892

Net increase (decrease) in net assets	3,536,123	6,752,623	56,855,588	58,410,701

NET ASSETS

Beginning of period	20,819,026	14,066,403	137,792,507	79,381,806

End of period	$24,355,149	$20,819,026	$194,648,095	$137,792,507

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	544,042	488,133	3,531,150	2,671,516

Units purchased	116,954	128,925	1,163,318	1,121,989

Units sold/transferred	(146,878)	(73,016)	(474,359)	(262,355)

End of period	514,118	544,042	4,220,109	3,531,150

B-34	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

continued

	Vanguard Emerging Markets Stock Index Fund (Institutional Shares) Sub-Account		Vanguard Equity Income Fund (Admiral Shares) Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019

FROM OPERATIONS

Net investment income (loss)	$1,195,142	$1,765,169	$2,571,586	$2,426,932

Net realized gain (loss)	1,098,813	258,653	87,002	2,208,605

Net change in unrealized appreciation (depreciation) on investments	5,337,315	6,903,569	83,267	14,274,793

Net increase (decrease) in net assets from operations	7,631,270	8,927,391	2,741,855	18,910,330

FROM CONTRACTOWNER TRANSACTIONS

Premiums	3,391,083	21,719,340	16,451,029	15,913,622

Net contractowner transfers	(8,108,589)	12,150,315	(2,638,742)	2,336,254

Withdrawals and death benefits	(8,841,658)	(4,008,088)	(10,792,881)	(8,295,931)

Net increase (decrease) in net assets resulting from contractowner transactions	(13,559,164)	29,861,567	3,019,406	9,953,945

Net increase (decrease) in net assets	(5,927,894)	38,788,958	5,761,261	28,864,275

NET ASSETS

Beginning of period	68,669,500	29,880,542	98,850,196	69,985,921

End of period	$62,741,606	$68,669,500	$104,611,457	$98,850,196

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	2,475,591	1,295,323	2,753,682	2,439,253

Units purchased	130,444	855,810	511,369	488,682

Units sold/transferred	(640,035)	324,458	(434,449)	(174,253)

End of period	1,966,000	2,475,591	2,830,602	2,753,682

	Vanguard Explorer Fund (Admiral Shares) Sub-Account		Vanguard Extended Market Index Fund (Institutional Shares) Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019

FROM OPERATIONS

Net investment income (loss)	$345,586	$497,273	$810,837	$662,750

Net realized gain (loss)	17,396,973	7,812,849	1,539,105	1,998,124

Net change in unrealized appreciation (depreciation) on investments	45,925,101	20,685,880	17,642,056	8,940,953

Net increase (decrease) in net assets from operations	63,667,660	28,996,002	19,991,998	11,601,827

FROM CONTRACTOWNER TRANSACTIONS

Premiums	41,120,180	55,164,771	16,636,327	10,978,922

Net contractowner transfers	9,746,585	32,831,340	4,946,286	597,974

Withdrawals and death benefits	(27,158,564)	(11,759,861)	(6,954,108)	(9,064,295)

Net increase (decrease) in net assets resulting from contractowner transactions	23,708,201	76,236,250	14,628,505	2,512,601

Net increase (decrease) in net assets	87,375,861	105,232,252	34,620,503	14,114,428

NET ASSETS

Beginning of period	174,031,849	68,799,597	53,871,430	39,757,002

End of period	$261,407,710	$174,031,849	$88,491,933	$53,871,430

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	2,747,618	1,425,808	1,538,026	1,452,011

Units purchased	664,815	953,782	489,237	342,022

Units sold/transferred	(270,183)	368,028	(114,716)	(256,007)

End of period	3,142,250	2,747,618	1,912,547	1,538,026

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-35

Statements of changes in net assets TIAA Separate Account VA-3 ∎ For the period or year ended

	Vanguard Intermediate-Term Treasury Fund (Admiral Shares) Sub-Account		Vanguard Selected Value Fund (Investor Shares) Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019

FROM OPERATIONS

Net investment income (loss)	$238,608	$399,383	$1,742,461	$2,251,545

Net realized gain (loss)	1,552,547	(70,966)	6,042,747	4,387,037

Net change in unrealized appreciation (depreciation) on investments	(221,071)	623,385	(2,975,606)	32,017,468

Net increase (decrease) in net assets from operations	1,570,084	951,802	4,809,602	38,656,050

FROM CONTRACTOWNER TRANSACTIONS

Premiums	4,181,824	6,995,173	17,423,545	19,545,734

Net contractowner transfers	1,320,563	1,974,435	(6,502,971)	(16,936,572)

Withdrawals and death benefits	(5,772,538)	(3,160,272)	(23,290,018)	(26,098,249)

Net increase (decrease) in net assets resulting from contractowner transactions	(270,151)	5,809,336	(12,369,444)	(23,489,087)

Net increase (decrease) in net assets	1,299,933	6,761,138	(7,559,842)	15,166,963

NET ASSETS

Beginning of period	20,154,315	13,393,177	156,066,651	140,899,688

End of period	$21,454,248	$20,154,315	$148,506,809	$156,066,651

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	644,497	455,845	2,827,150	3,302,762

Units purchased	125,084	228,247	379,229	392,188

Units sold/transferred	(133,745)	(39,595)	(662,202)	(867,800)

End of period	635,836	644,497	2,544,177	2,827,150

	Vanguard Small-Cap Value Index Fund (Institutional Shares) Sub-Account		Vanguard Total Bond Market Index Fund (Institutional Shares) Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019

FROM OPERATIONS

Net investment income (loss)	$4,406,498	$5,499,984	$1,340,554	$1,130,912

Net realized gain (loss)	1,287,721	5,609,819	709,506	90,466

Net change in unrealized appreciation (depreciation) on investments	6,372,404	42,951,268	2,061,304	2,098,493

Net increase (decrease) in net assets from operations	12,066,623	54,061,071	4,111,364	3,319,871

FROM CONTRACTOWNER TRANSACTIONS

Premiums	32,662,613	29,310,986	24,549,263	14,898,733

Net contractowner transfers	(8,289,793)	(25,108,993)	8,456,475	4,446,060

Withdrawals and death benefits	(34,474,287)	(26,701,748)	(8,527,924)	(4,567,418)

Net increase (decrease) in net assets resulting from contractowner transactions	(10,101,467)	(22,499,755)	24,477,814	14,777,375

Net increase (decrease) in net assets	1,965,156	31,561,316	28,589,178	18,097,246

NET ASSETS

Beginning of period	277,872,915	246,311,599	49,145,301	31,048,055

End of period	$279,838,071	$277,872,915	$77,734,479	$49,145,301

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	4,982,362	5,417,689	1,743,715	1,196,584

Units purchased	707,654	564,536	860,840	548,744

Units sold/transferred	(944,166)	(999,863)	(42,109)	(1,613)

End of period	4,745,850	4,982,362	2,562,446	1,743,715

B-36	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

concluded

	Vanguard Wellington Fund (Admiral Shares) Sub-Account		Western Asset Core Plus Bond Fund (Class IS) Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019

FROM OPERATIONS

Net investment income (loss)	$8,248,706	$8,304,478	$5,558,700	$6,650,086

Net realized gain (loss)	25,443,517	8,290,719	3,896,143	2,830,270

Net change in unrealized appreciation (depreciation) on investments	8,017,128	45,711,612	9,032,065	11,271,146

Net increase (decrease) in net assets from operations	41,709,351	62,306,809	18,486,908	20,751,502

FROM CONTRACTOWNER TRANSACTIONS

Premiums	64,444,805	58,322,150	58,846,287	31,382,690

Net contractowner transfers	11,261,108	10,339,606	13,476,896	(8,010,067)

Withdrawals and death benefits	(51,865,781)	(28,248,283)	(33,152,008)	(23,595,121)

Net increase (decrease) in net assets resulting from contractowner transactions	23,840,132	40,413,473	39,171,175	(222,498)

Net increase (decrease) in net assets	65,549,483	102,720,282	57,658,083	20,529,004

NET ASSETS

Beginning of period	370,506,861	267,786,579	192,086,627	171,557,623

End of period	$436,056,344	$370,506,861	$249,744,710	$192,086,627

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	6,904,348	6,112,138	3,872,273	3,878,295

Units purchased	1,215,785	1,184,453	1,143,408	663,810

Units sold/transferred	(771,368)	(392,243)	(415,058)	(669,832)

End of period	7,348,765	6,904,348	4,600,623	3,872,273

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-37

Notes to financial statements

TIAA Separate Account VA-3

Note 1—organization and significant accounting policies

TIAA Separate Account VA-3 (the “Separate Account”) was established on May 17, 2006 as a separate investment account of Teachers Insurance and Annuity Association of America (“TIAA”) under New York law, by resolution of TIAA’s Board of Trustees. The Separate Account is registered with the Securities and Exchange Commission (“Commission”) as an investment company under the Investment Company Act of 1940, as amended, and operates as a unit investment trust. The Separate Account is designed to fund individual and group variable annuity contracts in retirement plans. The Separate Account consists of 102 investment accounts (“Sub-Accounts”). The Separate Account invests in Institutional Class shares of certain TIAA-CREF Funds and institutional or other share classes of certain non-TIAA-CREF Funds.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Separate Account is an investment company and follows the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The following is a summary of the significant accounting policies consistently followed by the Sub-Accounts.

Accumulation and Annuity Funds: The Accumulation Fund represents the net assets attributable to participants in the accumulation phase of their investment. The Annuity Fund represents the net assets attributable to the participants currently receiving annuity payments. The net increase or decrease in net assets from investment operations is apportioned between the funds based upon their relative daily net asset values. Annuitants bear no mortality risk under their contracts. Initial annuity payments are calculated based on the value of a participant’s accumulation on the last valuation day before the annuity start date, the income option chosen, an assumed annual investment return and expense and mortality assumptions. Annuity payments vary after the initial payment based on invested performance, Sub-Account expenses and mortality experience.

Net assets allocated to contracts in the payout period are computed according to the Mixed Gender 2012 IAR Mortality Table NBSB with .5 year setbacks. The 2012 IAR Mortality Table is used without setback for determining the minimum standard of valuation for any individual annuity or pure endowment contract issued after January 1, 2015. The mortality risk is fully borne by TIAA and may result in additional amounts being transferred into the variable annuity account by TIAA Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to TIAA.

Participants in any Sub-Account can annuitize by transferring their assets to the TIAA-CREF Lifecycle Retirement Income Sub-Account (current investors can directly annuitize from this investment account) or into the TIAA Traditional Annuity, TIAA Real Estate Account, or one of the College Retirement Equities Fund accounts.

Effective October 1, 2020, the following share class has changed:

Current Fund	New Fund

American Beacon Bridgeway Large Cap Growth Fund (Institutional Class)	American Beacon Bridgeway Large Cap Growth Fund (Class R6)

Effective March 1, 2020, the following Fund names have changed:

Current Fund	New Fund

TIAA–CREF Bond Fund TIAA–CREF Bond Plus Fund	TIAA–CREF Core Bond Fund TIAA–CREF Core Plus Bond Fund

Effective May 1, 2020, the following Fund names have changed:

Current Fund	New Fund

Parnassus Fund T. Rowe Price® Institutional Large-Cap Growth Fund	Parnassus Mid Cap Growth Fund T. Rowe Price® Large-Cap Growth Fund

The following Sub-Accounts were added to the Separate Account:

Sub-Account	Inception Date	Commencement Date

TIAA–CREF Core Impact Bond Fund	October 1, 2020	—

TIAA-CREF International Opportunities Fund	October 1, 2020	—

TIAA-CREF Lifecycle 2065 Fund	October 1, 2020	November 27, 2020

TIAA-CREF Lifecycle Index Retirement Income Fund	October 1, 2020	—

TIAA-CREF Lifecycle Index 2010 Fund	October 1, 2020	—

TIAA-CREF Lifecycle Index 2015 Fund	October 1, 2020	—

TIAA-CREF Lifecycle Index 2020 Fund	October 1, 2020	—

TIAA-CREF Lifecycle Index 2025 Fund	October 1, 2020	—

B-38	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

Sub-Account	Inception Date	Commencement Date

TIAA-CREF Lifecycle Index 2030 Fund	October 1, 2020	—

TIAA-CREF Lifecycle Index 2035 Fund	October 1, 2020	—

TIAA-CREF Lifecycle Index 2040 Fund	October 1, 2020	—

TIAA-CREF Lifecycle Index 2045 Fund	October 1, 2020	—

TIAA-CREF Lifecycle Index 2050 Fund	October 1, 2020	—

TIAA-CREF Lifecycle Index 2055 Fund	October 1, 2020	—

TIAA-CREF Lifecycle Index 2060 Fund	October 1, 2020	—

TIAA-CREF Lifecycle Index 2065 Fund	October 1, 2020	—

TIAA-CREF Social Choice International Equity Fund	October 1, 2020	—

TIAA-CREF Social Choice Low Carbon Equity Fund	October 1, 2020	—

Nuveen Mid Cap Value Fund	October 1, 2020	—

Nuveen Real Asset Income Fund	October 1, 2020	—

Amana Growth Fund	October 1, 2020	—

American Century Mid Cap Value Fund	October 1, 2020	—

American Funds New Perspective Fund	October 1, 2020	—

Delaware Small Cap Value Fund	October 1, 2020	—

Invesco Oppenheimer Discovery Mid Cap Growth Fund	October 1, 2020	—

iShares Russell Mid-Cap Index Fund	October 1, 2020	—

JPMorgan Equity Income Fund	October 1, 2020	—

MFS International Diversification Fund	October 1, 2020	—

MFS Mid Cap Growth Fund	October 1, 2020	October 7, 2020

PGIM Total Return Bond Fund	October 1, 2020	—

T. Rowe Price® Blue Chip Growth Fund	October 1, 2020	—

Vanguard FTSE All-World ex-US Small Cap Index Fund	October 1, 2020	—

Vanguard FTSE Social Index Fund	October 1, 2020	—

Vanguard Inflation-Protected Securities Fund	October 1, 2020	—

Vanguard Institutional Index Fund	October 1, 2020	—

Vanguard Real Estate Index Fund	October 1, 2020	—

Vanguard Total International Bond Index Fund	October 1, 2020	—

Security valuation: All investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Security transactions are accounted for as of the trade date for financial reporting purposes. Dividend income and capital gains distributions are recorded on the ex-dividend date. Realized gains and losses on security transactions are based on the specific identification method.

Income taxes: TIAA Separate Account VA-3 is a separate account of TIAA, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. The Separate Account should incur no federal income tax liability. Under the rules of taxation applicable to life insurance companies, the Separate Account’s Accumulation Fund for participants will generally be treated as life insurance reserves; therefore, any increase in such reserves will be deductible. The Separate Account files, as a component of the TIAA tax return, a U.S. Federal return. The Separate Account also files income tax returns in applicable state and local jurisdictions. The Separate Account’s federal income tax returns are generally subject to examination for a period of three fiscal years after filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Separate Account’s tax positions taken for all open federal income tax years and has concluded that no provision for income tax is required in the Separate Account’s financial statements.

Other matters: The outbreak of the novel coronavirus (“COVID-19”) and subsequent global pandemic began significantly impacting the U.S. and global financial markets and economies during the calendar quarter ended March 31, 2020. The worldwide spread of COVID-19 has created significant uncertainty in the global economy. The duration and extent of COVID-19 over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Funds’ normal course of business, results of operations, investments, and cash flows will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.

Note 2—valuation of investments

U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1—quoted prices in active markets for identical securities

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)

•	Level 3—significant unobservable inputs (including the Sub-Accounts’ own assumptions in determining the fair value of investments)

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-39

Notes to financial statements

TIAA Separate Account VA-3

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Sub-Accounts investments follows:

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

As of December 31, 2020, all of the investments in the Sub-Accounts were valued based on Level 1 inputs.

Note 3—expense charges and affiliates

Daily charges are deducted from the net assets of the Separate Account’s Sub-Accounts for services required to administer the Sub-Accounts and the contracts, and to cover certain mortality risks borne by TIAA. The Separate Account has four pricing levels. The level assigned to a client is based on an economic analysis of the client. The table below shows current and total maximum charges for administrative expense charges and a daily charge for bearing certain mortality and expense risks in connection with the contracts.

SEPARATE ACCOUNT ANNUAL EXPENSES

Accumulation expenses

(as a percentage of average account value)

	Administrative		Mortality and expense risk		Total Separate Account charges
	Current	Maximum	Current	Maximum	Current	Maximum

Level 1	0.05%	1.50%	0.05%	0.50%	0.10%	2.00%

Level 2	0.25%	1.50%	0.05%	0.50%	0.30%	2.00%

Level 3	0.40%	1.50%	0.05%	0.50%	0.45%	2.00%

Level 4	0.70%	1.50%	0.05%	0.50%	0.75%	2.00%

Payout annuity expenses

(as a percentage of average account value)

	Administrative		Mortality and expense risk		Total Separate Account charges
	Current	Maximum	Current	Maximum	Current	Maximum

Level 1	0.29%	1.50%	0.05%	0.50%	0.34%	2.00%

Level 2	0.29%	1.50%	0.05%	0.50%	0.34%	2.00%

Level 3	0.29%	1.50%	0.05%	0.50%	0.34%	2.00%

Level 4	0.29%	1.50%	0.05%	0.50%	0.34%	2.00%

The Sub-Accounts indirectly pay expenses of the underlying funds. With respect to investments in the TIAA-CREF Funds, these include management fees paid to Teachers Advisors, LLC (“Advisors”), a wholly owned indirect subsidiary of TIAA. Advisors is registered with the Commission as an investment adviser.

TIAA makes payments to TIAA-CREF Individual & Institutional Services, LLC (“Services”), a subsidiary of TIAA, for distribution services. Services perform all sales and marketing functions relative to the contracts.

Note 4—investments

Purchases and sales of securities for the Sub-Accounts for the period or year ended December 31, 2020 were as follows:

	Purchases	Sales

TIAA-CREF Bond Index Fund	$94,074,087	$21,050,474

TIAA-CREF Core Bond Fund	3,956,178	3,711,491

TIAA-CREF Core Plus Bond Fund	25,583,760	19,143,532

TIAA-CREF Emerging Markets Equity Fund	5,985,854	4,899,956

TIAA-CREF Emerging Markets Equity Index Fund	32,877,430	2,431,345

TIAA-CREF Equity Index Fund	24,261,583	41,604,280

TIAA-CREF Growth & Income Fund	30,186,698	45,990,066

TIAA-CREF High-Yield Fund	27,882,264	14,821,850

TIAA-CREF Inflation-Linked Bond Fund	1,704,780	1,743,849

B-40	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

continued

	Purchases	Sales

TIAA-CREF International Equity Fund	$33,226,223	$29,328,194

TIAA-CREF International Equity Index Fund	95,490,490	44,914,695

TIAA-CREF Large-Cap Growth Fund	93,783,116	31,278,322

TIAA-CREF Large-Cap Growth Index Fund	84,155,772	58,391,806

TIAA-CREF Large-Cap Value Fund	25,126,162	53,499,539

TIAA-CREF Large-Cap Value Index Fund	34,321,430	45,105,671

TIAA-CREF Lifecycle Retirement Income Fund	18,819,099	14,097,910

TIAA-CREF Lifecycle 2010 Fund	32,937,072	17,592,928

TIAA-CREF Lifecycle 2015 Fund	29,249,982	25,606,602

TIAA-CREF Lifecycle 2020 Fund	67,160,344	46,154,366

TIAA-CREF Lifecycle 2025 Fund	104,254,509	49,222,801

TIAA-CREF Lifecycle 2030 Fund	105,842,634	37,472,678

TIAA-CREF Lifecycle 2035 Fund	103,399,581	31,144,332

TIAA-CREF Lifecycle 2040 Fund	124,880,783	35,836,105

TIAA-CREF Lifecycle 2045 Fund	101,605,940	24,447,728

TIAA-CREF Lifecycle 2050 Fund	85,721,104	17,689,772

TIAA-CREF Lifecycle 2055 Fund	47,908,812	5,632,539

TIAA-CREF Lifecycle 2060 Fund	18,019,157	3,155,772

TIAA-CREF Lifecycle 2065 Fund	11,211	1,488

TIAA-CREF Mid-Cap Growth Fund	48,300,178	51,043,601

TIAA-CREF Mid-Cap Value Fund	23,659,989	39,962,751

TIAA-CREF Money Market Fund	51,967,302	35,051,737

TIAA-CREF Quant Small-Cap Equity Fund	5,442,008	39,037,438

TIAA-CREF Real Estate Securities Fund	35,520,566	27,884,638

TIAA-CREF S&P 500 Index Fund	79,896,933	53,784,377

TIAA-CREF Short-Term Bond Fund	22,818,876	17,254,917

TIAA-CREF Small-Cap Blend Index Fund	67,282,246	38,504,279

TIAA-CREF Social Choice Equity Fund	116,015,736	15,751,511

American Beacon Bridgeway Large Cap Growth Fund (Class R6)	17,583,286	16,418,904

American Funds EuroPacific Growth Fund (Class R-6)	54,589,475	16,122,723

American Funds Washington Mutual Investors Fund (Class R-6)	19,551,716	30,330,605

Ariel Appreciation Fund (Institutional Class)	174,885	179,884

Champlain Mid Cap Fund (Institutional Shares)	5,022,841	9,067,553

Delaware Emerging Markets Fund (Class R-6)	13,548,367	5,243,446

DFA Emerging Markets Portfolio (Institutional Class)	3,798,890	21,625,470

Dodge & Cox International Stock Fund	4,336,656	7,068,315

JP Morgan Small Cap Value Fund (Class R-6)	5,021,837	2,940,773

Lazard International Equity Portfolio (R6 Shares)	22,522,271	19,492,517

Lord Abbett High Yield Fund (Class R-6)	9,386,991	5,530,354

MFS Mid Cap Growth Fund (Class R6)	10,980,094	96,395

MFS Mid Cap Value Fund (Class R6)	22,659,057	2,336,458

Nationwide Geneva Small Cap Growth Fund (Class R6)	5,645,590	3,618,226

Parnassus Mid Cap Growth Fund (Institutional Shares)	733,119	456,045

Templeton Global Bond Fund (Class R-6)	5,428,159	1,863,973

T. Rowe Price® Large-Cap Growth Fund (I Class)	48,152,641	53,541,908

T. Rowe Price® QM U.S. Small-Cap Growth Equity Fund (I Class)	8,483,208	8,848,040

Vanguard 500 Index Fund (Admiral Shares)	49,007,013	18,308,334

Vanguard Emerging Markets Stock Index Fund (Institutional Shares)	3,614,678	15,978,700

Vanguard Equity Income Fund (Admiral Shares)	16,845,877	11,088,783

Vanguard Explorer Fund (Admiral Shares)	51,179,880	11,084,917

Vanguard Extended Market Index Fund (Institutional Shares)	30,115,850	14,676,508

Vanguard Intermediate-Term Treasury Fund (Admiral Shares)	9,846,454	9,112,132

Vanguard Selected Value Fund (Investor Shares)	21,462,268	20,202,376

Vanguard Small-Cap Value Index Fund (Institutional Shares)	19,139,543	24,834,512

Vanguard Total Bond Market Index Fund (Institutional Shares)	35,034,082	9,100,300

Vanguard Wellington Fund (Admiral Shares)	81,916,743	26,436,543

Western Asset Core Plus Bond Fund (Class IS)	68,893,173	20,745,716

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-41

Notes to financial statements

TIAA Separate Account VA-3

Note 5—condensed financial information

					For the period ended December 31,

Period	Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(c)(d)	Ratio of expenses to average net assets lowest to highest(b)(c)(e)	Total return lowest to highest(a)(f)

TIAA-CREF Bond Index Fund Sub-Account
2020	5,523	$30.79 to $32.57	$32.84 to $34.97	$192,895	2.21%	0.10% to 0.75%	6.69% to 7.38%
2019	3,546	$28.62 to $30.08	$30.79 to $32.57	$115,299	2.69%	0.10% to 0.75%	7.57% to 8.27%
2018	2,821	$28.84 to $30.12	$28.62 to $30.08	$84,754	2.71%	0.10% to 0.75%	(0.77)% to (0.12)%
2017	2,106	$28.10 to $29.15	$28.84 to $30.12	$63,350	2.40%	0.10% to 0.75%	2.65% to 3.32%
2016	2,018	$27.65 to $28.50	$28.10 to $29.15	$58,766	2.26%	0.10% to 0.75%	1.63% to 2.29%

TIAA-CREF Core Bond Fund Sub-Account
2020	445	$40.55 to $43.96	$43.41 to $47.37	$19,446	2.44%	0.10% to 0.75%	7.06% to 7.76%
2019	456	$37.36 to $40.24	$40.55 to $43.96	$18,618	2.96%	0.10% to 0.75%	8.54% to 9.25%
2018	535	$37.78 to $40.43	$37.36 to $40.24	$20,104	3.14%	0.10% to 0.75%	(1.12)% to (0.48)%
2017	613	$36.44 to $38.74	$37.78 to $40.43	$23,224	2.91%	0.10% to 0.75%	3.69% to 4.37%
2016	726	$35.22 to $36.67	$36.44 to $38.74	$26,503	2.79%	0.23% to 0.75%	0.10% to 3.91%

TIAA-CREF Core Plus Bond Fund Sub-Account
2020	2,944	$40.82 to $44.25	$43.75 to $47.73	$131,512	2.81%	0.10% to 0.75%	7.17% to 7.87%
2019	2,885	$37.57 to $40.46	$40.82 to $44.25	$120,166	3.08%	0.10% to 0.75%	8.65% to 9.36%
2018	2,667	$37.95 to $40.60	$37.57 to $40.46	$102,115	3.36%	0.10% to 0.75%	(1.00)% to (0.35)%
2017	2,263	$36.48 to $38.78	$37.95 to $40.60	$86,828	3.10%	0.10% to 0.75%	4.03% to 4.71%
2016	2,148	$35.11 to $37.09	$36.48 to $38.78	$79,005	3.09%	0.10% to 0.75%	3.89% to 4.56%

TIAA-CREF Emerging Markets Equity Fund Sub-Account
2020	838	$27.78 to $29.39	$32.60 to $34.71	$29,036	0.84%	0.10% to 0.75%	17.34% to 18.11%
2019	885	$21.76 to $22.87	$27.78 to $29.39	$25,969	1.42%	0.10% to 0.75%	27.66% to 28.49%
2018	1,085	$26.78 to $27.96	$21.76 to $22.87	$24,793	0.49%	0.10% to 0.75%	(18.73)% to (18.19)%
2017	669	$18.55 to $19.24	$26.78 to $27.96	$18,677	1.54%	0.10% to 0.75%	44.36% to 45.30%
2016	141	$17.64 to $18.18	$18.55 to $19.24	$2,701	1.03%	0.10% to 0.74%	5.17% to 5.85%

TIAA-CREF Emerging Markets Equity Index Fund Sub-Account
2020	2,020	$26.39 to $27.92	$30.82 to $32.82	$66,265	2.98%	0.10% to 0.75%	16.80% to 17.56%
2019	904	$22.42 to $23.57	$26.39 to $27.92	$25,212	3.35%	0.10% to 0.75%	17.68% to 18.45%
2018	496	$26.45 to $27.62	$22.42 to $23.57	$11,665	1.85%	0.10% to 0.75%	(15.21)% to (14.66)%
2017	528	$19.39 to $20.11	$26.45 to $27.62	$14,561	2.49%	0.10% to 0.75%	36.42% to 37.31%
2016	401	$17.59 to $18.13	$19.39 to $20.11	$8,056	2.00%	0.10% to 0.75%	10.23% to 10.95%

TIAA-CREF Equity Index Fund Sub-Account
2020	3,264	$66.13 to $71.69	$79.31 to $86.53	$276,652	1.64%	0.10% to 0.75%	19.92% to 20.70%
2019	3,571	$50.92 to $54.84	$66.13 to $71.69	$251,277	1.90%	0.10% to 0.75%	29.89% to 30.74%
2018	3,670	$54.13 to $57.92	$50.92 to $54.84	$197,666	1.75%	0.10% to 0.75%	(5.93)% to (5.32)%
2017	4,057	$45.03 to $47.88	$54.13 to $57.92	$231,150	1.86%	0.10% to 0.75%	20.19% to 20.97%
2016	3,657	$40.24 to $42.50	$45.03 to $47.88	$172,306	2.61%	0.10% to 0.75%	11.92% to 12.64%

TIAA-CREF Growth & Income Fund Sub-Account
2020	2,899	$75.25 to $81.58	$90.02 to $98.22	$274,632	1.26%	0.10% to 0.75%	19.63% to 20.41%
2019	3,358	$58.22 to $62.70	$75.25 to $81.58	$264,868	1.47%	0.10% to 0.75%	29.26% to 30.10%
2018	3,787	$63.15 to $67.57	$58.22 to $62.70	$230,129	1.17%	0.10% to 0.75%	(7.81)% to (7.21)%
2017	4,144	$51.33 to $54.56	$63.15 to $67.57	$271,834	1.11%	0.10% to 0.75%	23.04% to 23.84%
2016	4,210	$47.61 to $50.29	$51.33 to $54.56	$223,701	1.42%	0.10% to 0.75%	7.79% to 8.49%

TIAA-CREF High-Yield Fund Sub-Account
2020	2,714	$39.41 to $58.53	$39.99 to $59.77	$160,837	5.24%	0.10% to 0.75%	1.46% to 2.12%
2019	2,625	$34.17 to $50.41	$39.41 to $58.53	$152,426	5.71%	0.10% to 0.75%	15.36% to 16.11%
2018	2,183	$35.37 to $51.84	$34.17 to $50.41	$109,222	5.70%	0.10% to 0.75%	(3.41)% to (2.77)%
2017	1,743	$33.72 to $49.11	$35.37 to $51.84	$89,546	5.18%	0.10% to 0.75%	4.88% to 5.56%
2016	1,060	$29.16 to $42.20	$33.72 to $49.11	$51,405	5.94%	0.10% to 0.75%	15.63% to 16.38%

B-42	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

continued

					For the period ended December 31,

Period	Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(c)(d)	Ratio of expenses to average net assets lowest to highest(b)(c)(e)	Total return lowest to highest(a)(f)

TIAA-CREF Inflation-Linked Bond Fund Sub-Account
2020	144	$36.12 to $38.29	$38.76 to $41.26	$5,600	1.31%	0.30% to 0.75%	7.28% to 7.77%
2019	146	$34.14 to $36.03	$36.12 to $38.29	$5,310	1.86%	0.30% to 0.75%	5.80% to 6.27%
2018	159	$34.57 to $36.31	$34.14 to $36.03	$5,453	2.46%	0.30% to 0.75%	(1.24)% to (0.79)%
2017	171	$34.24 to $36.40	$34.57 to $36.31	$5,925	1.96%	0.30% to 0.75%	0.98% to 1.43%
2016	168	$33.28 to $34.64	$34.24 to $36.40	$5,748	1.45%	0.10% to 0.75%	2.88% to 3.34%

TIAA-CREF International Equity Fund Sub-Account
2020	13,222	$29.99 to $32.51	$34.47 to $37.61	$463,166	1.46%	0.10% to 0.75%	14.95% to 15.70%
2019	13,215	$24.53 to $26.42	$29.99 to $32.51	$402,731	1.85%	0.10% to 0.75%	22.27% to 23.06%
2018	12,340	$32.27 to $34.54	$24.53 to $26.42	$307,677	1.89%	0.10% to 0.75%	(24.01)% to (23.51)%
2017	12,290	$24.46 to $26.00	$32.27 to $34.54	$402,871	1.28%	0.10% to 0.75%	31.96% to 32.81%
2016	10,472	$24.54 to $25.92	$24.46 to $26.00	$260,457	1.48%	0.10% to 0.75%	(0.34)% to 0.31%

TIAA-CREF International Equity Index Fund Sub-Account
2020	25,688	$33.56 to $35.00	$36.13 to $37.81	$968,637	2.28%	0.10% to 0.75%	7.33% to 8.03%
2019	24,696	$27.68 to $28.76	$33.56 to $35.00	$862,114	3.65%	0.10% to 0.75%	20.88% to 21.67%
2018	18,426	$32.05 to $33.19	$27.68 to $28.76	$528,626	2.97%	0.10% to 0.75%	(13.90)% to (13.34)%
2017	18,167	$25.69 to $26.51	$32.05 to $33.19	$601,659	3.20%	0.10% to 0.75%	24.39% to 25.20%
2016	14,442	$25.49 to $26.33	$25.69 to $26.51	$382,120	3.40%	0.10% to 0.75%	0.47% to 1.12%

TIAA-CREF Large-Cap Growth Fund Sub-Account
2020	1,619	$86.08 to $93.31	$123.23 to $134.46	$201,858	0.46%	0.10% to 0.75%	43.16% to 44.09%
2019	1,521	$66.35 to $71.46	$86.08 to $93.31	$132,289	0.42%	0.10% to 0.75%	29.74% to 30.58%
2018	1,687	$66.82 to $71.50	$66.35 to $71.46	$112,871	0.56%	0.10% to 0.75%	(0.71)% to (0.06)%
2017	1,583	$50.05 to $53.21	$66.82 to $71.50	$106,385	0.56%	0.10% to 0.75%	33.51% to 34.38%
2016	1,374	$50.86 to $53.72	$50.05 to $53.21	$69,126	0.62%	0.10% to 0.75%	(1.59)% to (0.95)%

TIAA-CREF Large-Cap Growth Index Fund Sub-Account
2020	3,870	$75.29 to $92.47	$103.44 to $127.88	$493,492	0.87%	0.10% to 0.75%	37.40% to 38.29%
2019	3,728	$55.66 to $67.92	$75.29 to $92.47	$343,983	1.20%	0.10% to 0.75%	35.25% to 36.14%
2018	3,681	$56.97 to $69.06	$55.66 to $67.92	$249,550	1.24%	0.10% to 0.75%	(2.29)% to (1.65)%
2017	3,893	$44.13 to $53.15	$56.97 to $69.06	$268,444	1.47%	0.10% to 0.75%	29.10% to 29.94%
2016	2,678	$41.53 to $49.70	$44.13 to $53.15	$142,064	1.57%	0.10% to 0.75%	6.25% to 6.94%

TIAA-CREF Large-Cap Value Fund Sub-Account
2020	7,563	$48.36 to $52.42	$49.72 to $54.25	$389,302	2.07%	0.10% to 0.75%	2.82% to 3.49%
2019	8,349	$37.82 to $40.74	$48.36 to $52.42	$416,764	2.10%	0.10% to 0.75%	27.85% to 28.68%
2018	9,918	$44.37 to $47.47	$37.82 to $40.74	$385,944	1.67%	0.10% to 0.75%	(14.74)% to (14.18)%
2017	11,622	$39.72 to $42.23	$44.37 to $47.47	$528,835	1.47%	0.10% to 0.75%	11.68% to 12.41%
2016	11,345	$33.75 to $35.65	$39.72 to $42.23	$461,022	1.93%	0.10% to 0.75%	17.71% to 18.48%

TIAA-CREF Large-Cap Value Index Fund Sub-Account
2020	8,899	$53.19 to $56.37	$54.49 to $57.57	$506,582	2.51%	0.10% to 0.75%	2.13% to 2.80%
2019	9,373	$42.27 to $44.93	$53.19 to $56.37	$519,118	3.00%	0.10% to 0.75%	25.45% to 26.27%
2018	8,362	$46.32 to $49.38	$42.27 to $44.93	$366,819	2.45%	0.10% to 0.75%	(9.00)% to (8.41)%
2017	8,959	$40.95 to $43.79	$46.32 to $49.38	$429,178	2.38%	0.10% to 0.75%	12.78% to 13.51%
2016	9,568	$35.08 to $37.63	$40.95 to $43.79	$403,849	2.67%	0.10% to 0.75%	16.36% to 17.12%

TIAA-CREF Lifecycle Retirement Income Fund Sub-Account
2020	1,091	$43.07 to $46.37	$47.49 to $51.46	$60,724	3.15%	0.10% to 0.75%	10.27% to 10.99%
2019	1,073	$37.63 to $40.25	$43.07 to $46.37	$53,634	2.85%	0.10% to 0.75%	14.44% to 15.19%
2018	1,055	$39.43 to $41.90	$37.63 to $40.25	$46,480	2.79%	0.10% to 0.75%	(4.56)% to (3.94)%
2017	1,066	$35.44 to $37.42	$39.43 to $41.90	$48,630	3.36%	0.10% to 0.75%	11.26% to 11.99%
2016	928	$33.67 to $35.32	$35.44 to $37.42	$38,431	2.77%	0.10% to 0.75%	5.25% to 5.93%

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-43

Notes to financial statements

TIAA Separate Account VA-3

					For the period ended December 31,

Period	Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(c)(d)	Ratio of expenses to average net assets lowest to highest(b)(c)(e)	Total return lowest to highest(a)(f)

TIAA-CREF Lifecycle 2010 Fund Sub-Account
2020	2,341	$45.06 to $48.84	$49.75 to $54.28	$122,567	3.01%	0.10% to 0.75%	10.41% to 11.13%
2019	2,227	$39.33 to $42.36	$45.06 to $48.84	$105,040	2.69%	0.10% to 0.75%	14.57% to 15.32%
2018	2,299	$41.24 to $44.13	$39.33 to $42.36	$94,053	2.96%	0.10% to 0.75%	(4.64)% to (4.01)%
2017	2,336	$36.85 to $39.17	$41.24 to $44.13	$99,842	2.97%	0.10% to 0.75%	11.92% to 12.65%
2016	2,120	$34.95 to $36.92	$36.85 to $39.17	$80,749	2.58%	0.10% to 0.75%	5.41% to 6.10%

TIAA-CREF Lifecycle 2015 Fund Sub-Account
2020	3,589	$45.61 to $49.44	$50.61 to $55.22	$190,067	2.99%	0.10% to 0.75%	10.97% to 11.69%
2019	3,746	$39.44 to $42.48	$45.61 to $49.44	$178,132	2.64%	0.10% to 0.75%	15.64% to 16.40%
2018	3,846	$41.57 to $44.49	$39.44 to $42.48	$157,534	2.96%	0.10% to 0.75%	(5.13)% to (4.51)%
2017	3,947	$36.79 to $39.11	$41.57 to $44.49	$169,867	2.91%	0.10% to 0.75%	13.01% to 13.74%
2016	3,947	$34.84 to $36.79	$36.79 to $39.11	$149,818	2.68%	0.10% to 0.75%	5.61% to 6.30%

TIAA-CREF Lifecycle 2020 Fund Sub-Account
2020	8,628	$46.28 to $50.17	$51.62 to $56.32	$465,527	3.07%	0.10% to 0.75%	11.54% to 12.26%
2019	8,799	$39.58 to $42.63	$46.28 to $50.17	$423,699	2.51%	0.10% to 0.75%	16.91% to 17.67%
2018	8,621	$42.07 to $45.01	$39.58 to $42.63	$353,642	2.96%	0.10% to 0.75%	(5.90)% to (5.28)%
2017	8,349	$36.67 to $38.98	$42.07 to $45.01	$362,236	3.01%	0.10% to 0.75%	14.72% to 15.47%
2016	7,725	$34.64 to $36.59	$36.67 to $38.98	$291,487	2.61%	0.10% to 0.75%	5.86% to 6.55%

TIAA-CREF Lifecycle 2025 Fund Sub-Account
2020	11,121	$47.19 to $51.16	$53.14 to $57.98	$616,803	3.00%	0.10% to 0.75%	12.60% to 13.33%
2019	10,758	$39.81 to $42.87	$47.19 to $51.16	$527,546	2.50%	0.10% to 0.75%	18.55% to 19.32%
2018	10,010	$42.69 to $45.68	$39.81 to $42.87	$412,690	2.91%	0.10% to 0.75%	(6.76)% to (6.14)%
2017	9,334	$36.64 to $38.95	$42.69 to $45.68	$411,152	3.07%	0.10% to 0.75%	16.53% to 17.28%
2016	8,147	$34.50 to $36.44	$36.64 to $38.95	$306,966	2.54%	0.10% to 0.75%	6.20% to 6.89%

TIAA-CREF Lifecycle 2030 Fund Sub-Account
2020	11,415	$47.86 to $51.88	$54.41 to $59.37	$648,509	3.10%	0.10% to 0.75%	13.69% to 14.43%
2019	10,837	$39.76 to $42.82	$47.86 to $51.88	$540,061	2.27%	0.10% to 0.75%	20.36% to 21.15%
2018	10,169	$43.12 to $46.14	$39.76 to $42.82	$419,479	2.88%	0.10% to 0.75%	(7.78)% to (7.18)%
2017	9,158	$36.44 to $38.74	$43.12 to $46.14	$408,157	3.13%	0.10% to 0.75%	18.32% to 19.09%
2016	8,028	$34.20 to $36.13	$36.44 to $38.74	$301,413	2.50%	0.10% to 0.75%	6.53% to 7.23%

TIAA-CREF Lifecycle 2035 Fund Sub-Account
2020	11,391	$49.33 to $53.48	$56.55 to $61.70	$674,179	3.07%	0.10% to 0.75%	14.62% to 15.37%
2019	10,856	$40.40 to $43.51	$49.33 to $53.48	$558,740	2.24%	0.10% to 0.75%	22.12% to 22.92%
2018	10,106	$44.26 to $47.36	$40.40 to $43.51	$424,210	2.76%	0.10% to 0.75%	(8.73)% to (8.13)%
2017	9,177	$36.82 to $39.14	$44.26 to $47.36	$420,609	3.12%	0.10% to 0.75%	20.21% to 20.99%
2016	8,099	$34.50 to $36.44	$36.82 to $39.14	$307,858	2.33%	0.10% to 0.75%	6.72% to 7.42%

TIAA-CREF Lifecycle 2040 Fund Sub-Account
2020	13,087	$51.11 to $55.41	$59.07 to $64.46	$813,335	3.18%	0.10% to 0.75%	15.57% to 16.32%
2019	12,540	$41.34 to $44.53	$51.11 to $55.41	$671,592	1.97%	0.10% to 0.75%	23.63% to 24.44%
2018	11,816	$45.74 to $48.94	$41.34 to $44.53	$510,040	2.66%	0.10% to 0.75%	(9.60)% to (9.01)%
2017	10,914	$37.49 to $39.86	$45.74 to $48.94	$519,089	3.13%	0.10% to 0.75%	22.00% to 22.79%
2016	9,593	$35.05 to $37.02	$37.49 to $39.86	$372,885	2.13%	0.10% to 0.75%	6.97% to 7.67%

TIAA-CREF Lifecycle 2045 Fund Sub-Account
2020	9,654	$49.99 to $53.82	$58.20 to $63.07	$583,413	2.89%	0.10% to 0.75%	16.43% to 17.19%
2019	8,901	$40.01 to $42.80	$49.99 to $53.82	$460,112	1.85%	0.10% to 0.75%	24.93% to 25.74%
2018	7,874	$44.59 to $47.39	$40.01 to $42.80	$324,373	2.49%	0.10% to 0.75%	(10.27)% to (9.68)%
2017	6,863	$36.34 to $38.37	$44.59 to $47.39	$313,710	3.33%	0.10% to 0.75%	22.70% to 23.50%
2016	5,735	$33.88 to $35.55	$36.34 to $38.37	$212,870	1.51%	0.10% to 0.75%	7.26% to 7.96%

B-44	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

continued

							For the period ended December 31,

Period		Accumulation units outstanding, end of period (000’s)		Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(c)(d)	Ratio of expenses to average net assets lowest to highest(b)(c)(e)	Total return lowest to highest(a)(f)

TIAA-CREF Lifecycle 2050 Fund Sub-Account
2020		8,763		$49.66 to $53.47	$57.88 to $62.73	$524,279	2.88%	0.10% to 0.75%	16.56% to 17.32%
2019		8,041		$39.65 to $42.41	$49.66 to $53.47	$411,045	1.84%	0.10% to 0.75%	25.25% to 26.06%
2018		7,089		$44.30 to $47.08	$39.65 to $42.41	$288,208	2.48%	0.10% to 0.75%	(10.50)% to (9.91)%
2017		6,103		$35.98 to $37.99	$44.30 to $47.08	$276,062	3.35%	0.10% to 0.75%	23.12% to 23.92%
2016		4,945		$33.54 to $35.18	$35.98 to $37.99	$181,103	1.51%	0.10% to 0.75%	7.29% to 7.99%

TIAA-CREF Lifecycle 2055 Fund Sub-Account
2020		2,727		$49.95 to $52.50	$58.26 to $61.63	$162,748	3.08%	0.10% to 0.75%	16.64% to 17.40%
2019		2,037		$39.83 to $41.59	$49.95 to $52.50	$103,916	2.09%	0.10% to 0.75%	25.41% to 26.23%
2018		1,357		$44.52 to $46.19	$39.83 to $41.59	$55,093	2.91%	0.10% to 0.75%	(10.54)% to (9.95)%
2017		795		$36.10 to $37.21	$44.52 to $46.19	$36,083	4.28%	0.10% to 0.75%	23.31% to 24.11%
2016		283		$33.60 to $34.41	$36.10 to $37.21	$10,401	2.03%	0.10% to 0.75%	7.46% to 8.16%

TIAA-CREF Lifecycle 2060 Fund Sub-Account
2020		1,029		$35.13 to $36.22	$41.06 to $42.60	$42,783	3.16%	0.10% to 0.75%	16.87% to 17.64%
2019		648		$27.94 to $28.61	$35.13 to $36.22	$22,999	2.30%	0.10% to 0.75%	25.75% to 26.57%
2018		353		$31.30 to $31.85	$27.94 to $28.61	$9,949	2.99%	0.10% to 0.75%	(10.74)% to (10.15)%
2017		176		$25.35 to $25.63	$31.30 to $31.85	$5,546	5.40%	0.10% to 0.75%	23.48% to 24.28%
2016	(h)	6		$21.35	$25.35 to $25.63	$160	5.05%	0.16% to 0.75%	2.15% to 16.11%

TIAA-CREF Lifecycle 2065 Fund Sub-Account
2020	(s)	0	^	$27.40	$28.45	$10	33.42%	0.12%	4.77%

TIAA-CREF Mid-Cap Growth Fund Sub-Account
2020		2,566		$68.18 to $73.91	$98.34 to $107.31	$264,860	0.00%	0.10% to 0.75%	44.25% to 45.19%
2019		2,968		$51.50 to $55.46	$68.18 to $73.91	$212,138	0.20%	0.10% to 0.75%	32.39% to 33.25%
2018		3,061		$56.51 to $60.46	$51.50 to $55.46	$164,521	0.35%	0.10% to 0.75%	(8.86)% to (8.27)%
2017		3,177		$45.11 to $47.95	$56.51 to $60.46	$186,494	0.56%	0.10% to 0.75%	25.27% to 26.09%
2016		3,149		$44.57 to $47.08	$45.11 to $47.95	$147,037	0.52%	0.10% to 0.75%	1.19% to 1.85%

TIAA-CREF Mid-Cap Value Fund Sub-Account
2020		6,915		$53.35 to $57.83	$50.73 to $55.35	$367,160	1.97%	0.10% to 0.75%	(4.91)% to (4.29)%
2019		7,373		$42.30 to $45.56	$53.35 to $57.83	$411,305	2.10%	0.10% to 0.75%	26.10% to 26.93%
2018		8,255		$49.65 to $53.12	$42.30 to $45.56	$364,411	1.62%	0.10% to 0.75%	(14.79)% to (14.24)%
2017		9,583		$45.01 to $47.85	$49.65 to $53.12	$494,627	1.51%	0.10% to 0.75%	10.30% to 11.02%
2016		11,674		$38.63 to $40.80	$45.01 to $47.85	$544,845	1.89%	0.10% to 0.75%	16.53% to 17.29%

TIAA-CREF Money Market Fund Sub-Account
2020		1,869		$25.83 to $28.00	$25.75 to $28.10	$51,666	0.36%	0.10% to 0.75%	(0.31)% to 0.34%
2019		1,260		$25.49 to $27.45	$25.83 to $28.00	$34,750	2.08%	0.10% to 0.75%	1.34% to 2.00%
2018		1,391		$25.25 to $27.02	$25.49 to $27.45	$37,761	1.76%	0.10% to 0.75%	0.96% to 1.62%
2017		767		$25.25 to $26.84	$25.25 to $27.02	$20,429	0.76%	0.10% to 0.75%	0.00% to 0.65%
2016		641		$25.36 to $26.79	$25.25 to $26.84	$16,984	0.29%	0.10% to 0.75%	(0.46)% to 0.19%

TIAA-CREF Quant Small-Cap Equity Fund Sub-Account
2020		3,401		$56.22 to $60.95	$62.95 to $68.69	$223,076	0.74%	0.10% to 0.75%	11.97% to 12.70%
2019		4,077		$45.73 to $49.26	$56.22 to $60.95	$238,171	1.01%	0.10% to 0.75%	22.93% to 23.74%
2018		4,843		$52.35 to $56.01	$45.73 to $49.26	$229,421	0.64%	0.10% to 0.75%	(12.63)% to (12.06)%
2017		5,727		$45.85 to $48.75	$52.35 to $56.01	$309,372	0.83%	0.10% to 0.75%	14.16% to 14.90%
2016		5,862		$38.51 to $40.67	$45.85 to $48.75	$277,713	1.13%	0.10% to 0.75%	19.08% to 19.85%

TIAA-CREF Real Estate Securities Fund Sub-Account
2020		7,767		$44.66 to $48.42	$44.92 to $49.01	$363,302	1.92%	0.10% to 0.75%	0.57% to 1.23%
2019		7,752		$34.33 to $36.97	$44.66 to $48.42	$359,220	1.74%	0.10% to 0.75%	30.11% to 30.96%
2018		7,104		$36.04 to $38.56	$34.33 to $36.97	$251,587	2.51%	0.10% to 0.75%	(4.76)% to (4.13)%
2017		6,514		$32.33 to $34.38	$36.04 to $38.56	$241,077	1.56%	0.10% to 0.75%	11.46% to 12.18%
2016		5,708		$31.21 to $32.97	$32.33 to $34.38	$188,652	2.67%	0.10% to 0.75%	3.60% to 4.27%

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-45

Notes to financial statements

TIAA Separate Account VA-3

						For the period ended December 31,

Period		Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(c)(d)	Ratio of expenses to average net assets lowest to highest(b)(c)(e)	Total return lowest to highest(a)(f)

TIAA-CREF S&P 500 Index Fund Sub-Account
2020		9,087	$66.33 to $72.07	$77.91 to $85.20	$772,831	1.79%	0.10% to 0.75%	17.46% to 18.22%
2019		8,875	$50.85 to $54.90	$66.33 to $72.07	$638,607	2.25%	0.10% to 0.75%	30.44% to 31.29%
2018		7,263	$53.62 to $57.51	$50.85 to $54.90	$397,987	1.96%	0.10% to 0.75%	(5.17)% to (4.55)%
2017		6,788	$44.37 to $47.28	$53.62 to $57.51	$389,792	2.18%	0.10% to 0.75%	20.87% to 21.65%
2016		5,261	$39.96 to $42.30	$44.37 to $47.28	$248,345	2.29%	0.10% to 0.75%	11.03% to 11.76%

TIAA-CREF Short-Term Bond Fund Sub-Account
2020		1,518	$27.77 to $35.20	$28.54 to $36.42	$54,775	1.90%	0.10% to 0.75%	2.80% to 3.47%
2019		1,387	$26.84 to $33.80	$27.77 to $35.20	$48,465	2.70%	0.10% to 0.75%	3.47% to 4.14%
2018		1,317	$26.65 to $33.35	$26.84 to $33.80	$44,089	2.43%	0.10% to 0.75%	0.70% to 1.36%
2017		1,065	$26.35 to $32.77	$26.65 to $33.35	$35,177	1.81%	0.10% to 0.75%	1.12% to 1.78%
2016		888	$26.01 to $32.13	$26.35 to $32.77	$28,806	1.84%	0.10% to 0.75%	1.31% to 1.97%

TIAA-CREF Small-Cap Blend Index Fund Sub-Account
2020		9,543	$57.47 to $62.30	$68.54 to $74.78	$691,721	1.36%	0.10% to 0.75%	19.26% to 20.03%
2019		9,346	$46.12 to $49.68	$57.47 to $62.30	$566,190	1.50%	0.10% to 0.75%	24.60% to 25.41%
2018		8,013	$52.12 to $55.77	$46.12 to $49.68	$387,870	1.34%	0.10% to 0.75%	(11.51)% to (10.93)%
2017		7,083	$45.73 to $48.62	$52.12 to $55.77	$387,010	1.49%	0.10% to 0.75%	13.97% to 14.71%
2016		7,326	$37.90 to $40.03	$45.73 to $48.62	$349,445	1.88%	0.10% to 0.75%	20.67% to 21.45%

TIAA-CREF Social Choice Equity Fund Sub-Account
2020		4,554	$63.94 to $69.32	$76.38 to $83.34	$368,806	1.75%	0.10% to 0.75%	19.45% to 20.22%
2019		3,209	$49.00 to $52.77	$63.94 to $69.32	$214,549	1.68%	0.10% to 0.75%	30.51% to 31.36%
2018		2,875	$52.26 to $55.92	$49.00 to $52.77	$147,102	1.81%	0.10% to 0.75%	(6.24)% to (5.63)%
2017		2,027	$43.54 to $46.29	$52.26 to $55.92	$109,344	2.11%	0.00% to 0.75%	20.03% to 20.81%
2016		1,426	$38.65 to $40.82	$43.54 to $46.29	$63,117	2.58%	0.10% to 0.75%	12.66% to 13.39%

American Beacon Bridgeway Large Cap Growth Fund (Class R6) Sub-Account
2020	(u)	199	$39.49	$53.07	$10,537	0.22%	0.10%	34.39%
2019		189	$30.37	$39.49	$7,448	0.00%	0.10%	30.05%
2018		190	$32.34	$30.37	$5,783	0.35%	0.10%	(6.09)%
2017	(n)	74	$26.10	$32.34	$2,403	1.18%	0.10%	23.77%

American Funds EuroPacific Growth Fund (Class R-6) Sub-Account
2020		8,488	$42.40 to $46.23	$52.71 to $57.85	$490,464	0.54%	0.10% to 0.75%	24.33% to 25.14%
2019		7,752	$33.53 to $36.32	$42.40 to $46.23	$358,027	1.42%	0.10% to 0.75%	26.45% to 27.27%
2018		8,815	$39.70 to $42.73	$33.53 to $36.32	$319,949	1.62%	0.10% to 0.75%	(15.55)% to (14.99)%
2017	(o)	7,166	$30.51 to $32.62	$39.70 to $42.73	$305,993	1.36%	0.10% to 0.75%	30.15% to 30.99%
2016		6,049	$30.43 to $32.33	$30.51 to $32.62	$197,219	1.59%	0.10% to 0.75%	0.25% to 0.90%

American Funds Washington Mutual Investors Fund (Class R-6) Sub-Account
2020		2,747	$60.48 to $68.61	$64.88 to $74.08	$203,325	2.21%	0.10% to 0.75%	7.27% to 7.97%
2019		3,017	$48.39 to $54.54	$60.48 to $68.61	$206,817	2.26%	0.10% to 0.75%	24.99% to 25.80%
2018		2,524	$50.09 to $56.09	$48.39 to $54.54	$137,536	2.24%	0.10% to 0.75%	(3.40)% to (2.76)%
2017	(o)	1,954	$41.88 to $46.59	$50.09 to $56.09	$109,501	2.20%	0.10% to 0.75%	19.62% to 20.39%
2016		2,038	$37.11 to $41.02	$41.88 to $46.59	$94,887	2.26%	0.10% to 0.75%	12.84% to 13.57%

Ariel Appreciation Fund (Institutional Class) Sub-Account
2020		16	$31.25	$33.63	$555	0.95%	0.10%	7.59%
2019		18	$25.03	$31.25	$569	1.33%	0.10%	24.88%
2018		16	$29.04	$25.03	$411	1.01%	0.10%	(13.81)%
2017	(m)	42	$25.75	$29.04	$1,207	3.81%	0.10%	13.32%

Champlain Mid Cap Fund (Institutional Shares) Sub-Account
2020		810	$35.77 to $39.84	$45.95 to $51.50	$41,594	0.00%	0.10% to 0.75%	28.45% to 29.29%
2019		960	$31.52	$35.77 to $39.84	$38,203	0.04%	0.10% to 0.76%	5.23% to 26.39%
2018		587	$30.41	$31.52	$18,497	0.00%	0.10%	3.66%
2017	(l)	174	$25.84	$30.41	$5,283	0.19%	0.10%	17.46%

B-46	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

continued

					For the period ended December 31,

Period	Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(c)(d)	Ratio of expenses to average net assets lowest to highest(b)(c)(e)	Total return lowest to highest(a)(f)

Delaware Emerging Markets Fund (Class R-6) Sub-Account
2020	1,263	$37.34	$37.99 to $46.99	$59,332	0.34%	0.10% to 0.75%	25.83% to 41.91%
2019	1,059	$30.01	$37.34	$39,534	1.10%	0.10%	24.42%
2018	795	$36.20	$30.01	$23,858	0.75%	0.10%	(17.09)%
2017(l)	638	$26.54	$36.20	$23,110	3.41%	0.10%	37.23%

DFA Emerging Markets Portfolio (Institutional Class) Sub-Account
2020	3,448	$26.90 to $28.46	$30.40 to $32.38	$111,404	1.70%	0.10% to 0.75%	13.03% to 13.77%
2019	4,199	$23.36 to $24.55	$26.90 to $28.46	$119,302	2.54%	0.10% to 0.75%	15.16% to 15.91%
2018	3,916	$27.25 to $28.45	$23.36 to $24.55	$95,981	1.87%	0.10% to 0.75%	(14.27)% to (13.71)%
2017	4,087	$20.10 to $20.85	$27.25 to $28.45	$116,137	2.11%	0.10% to 0.75%	35.56% to 36.44%
2016	2,876	$18.07 to $18.62	$20.10 to $20.85	$59,894	2.07%	0.10% to 0.75%	11.25% to 11.98%

Dodge & Cox International Stock Fund Sub-Account
2020	1,323	$33.20 to $35.13	$33.64 to $35.83	$47,306	2.09%	0.10% to 0.75%	1.33% to 1.99%
2019	1,429	$27.25 to $28.64	$33.20 to $35.13	$50,108	3.96%	0.10% to 0.75%	21.86% to 22.65%
2018	1,589	$33.47 to $34.95	$27.25 to $28.64	$45,420	2.28%	0.10% to 0.75%	(18.60)% to (18.07)%
2017	1,798	$27.21 to $28.23	$33.47 to $34.95	$62,729	2.29%	0.10% to 0.75%	23.02% to 23.82%
2016	1,459	$25.32 to $26.10	$27.21 to $28.23	$41,103	2.23%	0.10% to 0.75%	7.46% to 8.15%

JPMorgan Small Cap Value Fund (Class R-6) Sub-Account
2020	684	$27.60	$27.80 to $29.32	$20,041	1.22%	0.10% to 0.75%	6.21% to 49.35%
2019	605	$23.13	$27.60	$16,696	1.56%	0.10%	19.30%
2018	373	$26.88	$23.13	$8,620	1.21%	0.10%	(13.94)%
2017(l)	192	$26.25	$26.88	$5,171	1.18%	0.10%	2.84%

Lazard International Equity Portfolio (R6 Shares) Sub-Account
2020	848	$32.79	$31.24 to $35.63	$30,201	1.23%	0.10% to 0.75%	8.68% to 14.97%
2019	744	$27.09	$32.79	$24,408	2.08%	0.10%	21.05%
2018	832	$31.39	$27.09	$22,533	2.44%	0.10%	(13.70)%
2017(l)	633	$26.11	$31.39	$19,872	2.23%	0.10%	20.79%

Lord Abbett High Yield Fund (Class R-6) Sub-Account
2020	943	$28.09 to $30.29	$29.27 to $31.77	$29,948	5.73%	0.10% to 0.75%	4.18% to 4.86%
2019	861	$26.28	$28.09 to $30.29	$26,079	5.84%	0.10% to 0.77%	2.78% to 15.25%
2018	742	$27.68	$26.28	$19,507	6.12%	0.10%	(5.05)%
2017(l)	500	$25.69	$27.68	$13,831	5.92%	0.10%	7.72%

MFS Mid Cap Growth Fund (Class R6) Sub-Account
2020(t)	415	$27.41	$28.47	$11,812	0.00%	0.10%	11.74%

MFS Mid Cap Value Fund (Class R6) Sub-Account
2020	1,490	$31.64 to $33.63	$32.39 to $35.07	$52,142	1.57%	0.10% to 0.75%	4.09% to 5.69%
2019	810	$25.68	$31.64 to $33.63	$27,208	1.82%	0.10% to 0.30%	7.42% to 30.95%
2018	466	$28.99	$25.68	$11,975	1.28%	0.10%	(11.40)%
2017(l)	335	$25.83	$28.99	$9,709	1.28%	0.10%	12.08%

Nationwide Geneva Small-Cap Growth Fund (Class R6) Sub-Account
2020	282	$39.49	$46.09 to $52.40	$14,798	0.00%	0.10% to 0.67%	31.59% to 32.69%
2019	237	$30.76	$39.49	$9,376	0.00%	0.10%	28.38%
2018	155	$31.04	$30.76	$4,776	0.00%	0.10%	(0.91)%
2017(m)	29	$25.55	$31.04	$914	0.00%	0.10%	21.65%

Parnassus Mid Cap Growth Fund (Institutional Shares) Sub-Account
2020	39	$35.29	$45.42	$1,749	0.12%	0.10%	28.68%
2019	33	$27.18	$35.29	$1,162	2.86%	0.10%	29.85%
2018	33	$30.09	$27.18	$892	1.24%	0.10%	(9.66)%
2017(l)	34	$26.37	$30.09	$1,024	2.56%	0.10%	13.88%

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-47

Notes to financial statements

TIAA Separate Account VA-3

					For the period ended December 31,

Period	Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(c)(d)	Ratio of expenses to average net assets lowest to highest(b)(c)(e)	Total return lowest to highest(a)(f)

Templeton Global Bond Fund (Class R-6) Sub-Account
2020	716	$24.75 to $27.41	$23.57 to $26.28	$18,806	4.86%	0.10% to 0.75%	(4.77)% to (4.15)%
2019	612	$27.17	$24.75 to $27.41	$16,773	6.34%	0.10% to 0.72%	(1.51)% to 0.91%
2018	409	$26.78	$27.17	$11,123	7.52%	0.10%	1.46%
2017(m)	237	$26.16	$26.78	$6,341	4.14%	0.10%	2.35%

T. Rowe Price® Large-Cap Growth Fund (I Class) Sub-Account
2020	2,194	$82.73 to $105.57	$114.59 to $147.19	$321,969	0.00%	0.10% to 0.75%	38.52% to 39.42%
2019	2,289	$64.87 to $82.25	$82.73 to $105.57	$240,988	0.44%	0.10% to 0.75%	27.53% to 28.36%
2018	2,168	$62.65 to $78.92	$64.87 to $82.25	$177,753	0.25%	0.10% to 0.75%	3.53% to 4.21%
2017	1,805	$45.80 to $57.32	$62.65 to $78.92	$142,025	0.31%	0.10% to 0.75%	36.80% to 37.69%
2016	1,183	$44.86 to $55.79	$45.80 to $57.32	$67,657	0.22%	0.10% to 0.75%	2.09% to 2.75%

T. Rowe Price® QM U.S. Small-Cap Growth Equity Fund (I Class) Sub-Account
2020	514	$38.26	$41.82 to $47.39	$24,355	0.00%	0.10% to 0.75%	22.94% to 23.87%
2019	544	$28.82	$38.26	$20,819	0.00%	0.10%	32.76%
2018	488	$30.95	$28.82	$14,066	0.00%	0.10%	(6.89)%
2017(l)	407	$25.77	$30.95	$12,589	0.00%	0.10%	20.11%

Vanguard 500 Index Fund (Admiral Shares) Sub-Account
2020	4,220	$39.02	$41.04 to $46.14	$194,648	1.82%	0.10% to 0.75%	15.81% to 18.25%
2019	3,531	$29.71	$39.02	$137,793	2.12%	0.10%	31.32%
2018	2,672	$31.12	$29.71	$79,382	1.90%	0.10%	(4.52)%
2017(l)	2,128	$25.93	$31.12	$66,216	2.24%	0.10%	19.56%

Vanguard Emerging Markets Stock Index Fund (Institutional Shares) Sub-Account
2020	1,966	$26.27 to $27.79	$30.05 to $32.00	$62,742	2.17%	0.10% to 0.75%	14.40% to 15.15%
2019	2,476	$21.99 to $23.11	$26.27 to $27.79	$68,670	4.02%	0.10% to 0.75%	19.47% to 20.25%
2018	1,295	$25.92 to $27.07	$21.99 to $23.11	$29,881	2.64%	0.10% to 0.75%	(15.18)% to (14.62)%
2017(i)	974	$19.87 to $20.62	$25.92 to $27.07	$26,339	2.76%	0.10% to 0.75%	30.44% to 31.29%
2016	578	$17.92 to $18.47	$19.87 to $20.62	$11,903	2.87%	0.10% to 0.75%	10.90% to 11.62%

Vanguard Equity Income Fund (Admiral Shares) Sub-Account
2020	2,831	$32.78 to $35.93	$33.56 to $37.02	$104,611	2.99%	0.10% to 0.75%	2.36% to 3.03%
2019	2,754	$26.35 to $28.69	$32.78 to $35.93	$98,850	2.89%	0.10% to 0.76%	6.90% to 25.22%
2018	2,439	$30.44	$26.35 to $28.69	$69,986	2.94%	0.10% to 0.76%	(9.24)% to (5.74)%
2017(l)	1,676	$25.91	$30.44	$51,002	3.09%	0.10%	17.29%

Vanguard Explorer Fund (Admiral Shares) Sub-Account
2020	3,142	$59.94 to $63.41	$78.22 to $83.29	$261,408	0.29%	0.10% to 0.75%	30.50% to 31.35%
2019	2,748	$45.96 to $48.31	$59.94 to $63.41	$174,032	0.53%	0.10% to 0.75%	30.42% to 31.27%
2018	1,426	$47.44 to $49.54	$45.96 to $48.31	$68,800	0.79%	0.10% to 0.75%	(3.12)% to (2.48)%
2017(j)	342	$38.83 to $40.29	$47.44 to $49.54	$16,896	0.49%	0.10% to 0.75%	22.16% to 22.96%
2016	333	$34.83 to $35.90	$38.83 to $40.29	$13,392	0.38%	0.10% to 0.75%	11.50% to 12.22%

Vanguard Extended Market Index Fund (Institutional Shares) Sub-Account
2020	1,913	$35.03	$46.27	$88,492	1.50%	0.10%	32.10%
2019	1,538	$27.38	$35.03	$53,871	1.43%	0.10%	27.92%
2018	1,452	$30.24	$27.38	$39,757	1.49%	0.10%	(9.45)%
2017(l)	1,166	$26.05	$30.24	$35,271	1.63%	0.10%	16.09%

Vanguard Intermediate-Term Treasury Fund (Admiral Shares) Sub-Account
2020	636	$29.60 to $31.31	$31.82 to $33.88	$21,454	1.25%	0.10% to 0.75%	7.51% to 8.21%
2019	644	$28.03 to $29.46	$29.60 to $31.31	$20,154	2.39%	0.10% to 0.75%	5.60% to 6.29%
2018	456	$27.93 to $29.16	$28.03 to $29.46	$13,393	2.48%	0.10% to 0.75%	0.35% to 1.01%
2017(j)	351	$27.68 to $28.72	$27.93 to $29.16	$10,195	1.83%	0.10% to 0.75%	0.90% to 1.56%
2016	333	$27.56 to $28.41	$27.68 to $28.72	$9,532	1.54%	0.10% to 0.75%	0.43% to 1.08%

B-48	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

concluded

					For the period ended December 31,

Period	Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(c)(d)	Ratio of expenses to average net assets lowest to highest(b)(c)(e)	Total return lowest to highest(a)(f)

Vanguard Selected Value Fund (Investor Shares) Sub-Account
2020	2,544	$52.21 to $55.23	$54.85 to $58.41	$148,507	1.52%	0.10% to 0.75%	5.06% to 5.74%
2019	2,827	$40.61 to $42.68	$52.21 to $55.23	$156,067	1.59%	0.10% to 0.75%	28.57% to 29.41%
2018	3,303	$50.97 to $53.23	$40.61 to $42.68	$140,900	1.61%	0.10% to 0.75%	(20.33)% to (19.81)%
2017	3,509	$42.97 to $44.58	$50.97 to $53.23	$186,667	1.41%	0.10% to 0.75%	18.62% to 19.39%
2016	3,381	$37.21 to $38.36	$42.97 to $44.58	$150,674	1.88%	0.10% to 0.75%	15.47% to 16.22%

Vanguard Small-Cap Value Index Fund (Institutional Shares) Sub-Account
2020	4,746	$52.78 to $55.84	$55.46 to $59.05	$279,838	2.06%	0.10% to 0.75%	5.07% to 5.76%
2019	4,982	$43.30 to $45.51	$52.78 to $55.84	$277,873	2.17%	0.10% to 0.75%	21.89% to 22.69%
2018	5,418	$49.71 to $51.91	$43.30 to $45.51	$246,312	2.03%	0.10% to 0.75%	(12.89)% to (12.32)%
2017(k)	5,217	$44.79 to $46.47	$49.71 to $51.91	$270,551	2.04%	0.10% to 0.75%	10.97% to 11.69%
2016	3,406	$36.21 to $37.32	$44.79 to $46.47	$158,171	2.06%	0.10% to 0.75%	23.72% to 24.52%

Vanguard Total Bond Market Index Fund (Institutional Shares) Sub-Account
2020	2,562	$27.18 to $28.19	$29.07 to $30.34	$77,734	2.25%	0.10% to 0.75%	6.94% to 7.64%
2019	1,744	$25.95	$27.18 to $28.19	$49,145	2.78%	0.10% to 0.76%	0.40% to 8.62%
2018	1,197	$25.98	$25.95	$31,048	2.81%	0.10%	(0.11)%
2017(l)	693	$25.26	$25.98	$18,012	2.54%	0.10%	3.22%

Vanguard Wellington Fund (Admiral Shares) Sub-Account
2020	7,349	$50.78 to $53.72	$55.79 to $59.40	$436,056	2.24%	0.10% to 0.75%	9.87% to 10.58%
2019	6,904	$41.72 to $43.86	$50.78 to $53.72	$370,507	2.78%	0.10% to 0.75%	21.69% to 22.49%
2018	6,112	$43.50 to $45.42	$41.72 to $43.86	$267,787	2.72%	0.10% to 0.75%	(4.07)% to (3.44)%
2017(j)	6,566	$38.17 to $39.60	$43.50 to $45.42	$297,929	2.69%	0.10% to 0.75%	13.96% to 14.70%
2016	4,390	$34.64 to $35.71	$38.17 to $39.60	$173,629	2.73%	0.10% to 0.75%	10.19% to 10.90%

Western Asset Core Plus Bond Fund (Class IS) Sub-Account
2020	4,601	$35.33 to $49.97	$38.41 to $54.67	$249,745	2.79%	0.10% to 0.75%	8.71% to 9.41%
2019	3,872	$31.69 to $44.53	$35.33 to $49.97	$192,087	3.76%	0.10% to 0.75%	11.49% to 12.21%
2018	3,878	$32.41 to $45.24	$31.69 to $44.53	$171,558	3.53%	0.10% to 0.75%	(2.20)% to (1.56)%
2017(p)	3,942	$30.52 to $42.33	$32.41 to $45.24	$177,197	3.09%	0.10% to 0.75%	6.17% to 6.86%
2016	2,540	$29.34 to $40.43	$30.52 to $42.33	$106,781	3.72%	0.10% to 0.75%	4.02% to 4.69%

(^)	Less less than 1,000 units.
(a)	Not annualized for periods less than one year.
(b)	Does not include expenses of underlying funds.
(c)	Periods less than one year are annualized and are not necessarily indicative of a full year of operations.
(d)

These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, net of management fees assessed by the underlying fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contractowner accounts either through reductions in the unit values or the redemption of units, if any. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-Account invests.

(e)

These amounts represent the annualized expenses of the Sub-Account, consisting primarily of administration and mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contractowner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(f)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Sub-Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period, which is not annualized. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contractowners’ total returns may not be within the ranges presented.

(h)	Sub-Account commenced operations January 22, 2016.
(i)	Effective January 20, 2017, all shares of the underlying mutual fund converted from the Admiral share class to the Institutional share class.
(j)	Effective January 20, 2017, all shares of the underlying mutual fund converted from the Investor share class to the Admiral share class.
(k)	Effective January 20, 2017, all shares of the underlying mutual fund converted from the Investor share class to the Institutional share class.
(l)	Sub-Account commenced operations January 6, 2017.
(m)	Sub-Account commenced operations January 9, 2017.
(n)	Sub-Account commenced operations January 10, 2017.
(o)	Effective June 30, 2017, all shares of the underlying mutual fund converted from the R-5 share class to the R-6 share class.
(p)	Effective June 30, 2017, all shares of the underlying mutual fund converted from the Class I share class to the Class IS share class.
(s)	Sub-Account commenced operations November 27, 2020.
(t)	Sub-Account commenced operations October 7, 2020.
(u)	Effective October 1, 2020, all shares of the underlying mutual fund converted from the Institutional share class to the R6 share class.

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-49

Report of independent auditors

To the Board of Trustees of Teachers Insurance and Annuity Association of America

We have audited the accompanying statutory-basis financial statements of Teachers Insurance and Annuity Association of America, which comprise the statutory-basis statements of admitted assets, liabilities and capital and contingency reserves as of December 31, 2020 and 2019, and the related statutory-basis statements of operations, of changes in capital and contingency reserves, and of cash flows for each of the three years in the period ended December 31, 2020.

Management’s responsibility for the financial statements

Management is responsible for the preparation and fair presentation of the statutory-basis financial statements in accordance with the accounting practices prescribed or permitted by the New York State Department of Financial Services. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of statutory-basis financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ responsibility

Our responsibility is to express an opinion on the statutory-basis financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statutory-basis financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the statutory-basis financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the statutory-basis financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company’s preparation and fair presentation of the statutory-basis financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the statutory-basis financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for adverse opinion on U.S. generally accepted accounting principles

As described in Note 2 to the statutory-basis financial statements, the statutory-basis financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the New York State Department of Financial Services, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the statutory-basis financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Adverse opinion on U.S. generally accepted accounting principles

In our opinion, because of the significance of the matter discussed in the “Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles” paragraph, the statutory-basis financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2020 and 2019, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2020.

Opinion on statutory basis of accounting

In our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and capital and contingency reserves of the Company as of December 31, 2020 and 2019, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2020, in accordance with the accounting practices prescribed or permitted by the New York State Department of Financial Services described in Note 2.

/s/ PricewaterhouseCoopers LLP

New York, New York

March 11, 2021

B-50	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

Statutory–basis statements of admitted assets, liabilities and capital and contingency reserves

Teachers Insurance and Annuity Association of America

	December 31,
(in millions, except share amounts)	2020	2019

ADMITTED ASSETS

Bonds	$197,804	$189,018

Preferred stocks	363	415

Common stocks	5,644	5,657

Mortgage loans	34,647	32,441

Real estate	3,422	3,686

Cash, cash equivalents and short-term investments	2,461	902

Contract loans	1,493	1,803

Derivatives	627	794

Securities lending collateral assets	361	363

Other long-term investments	31,318	31,600

Investment income due and accrued	1,867	1,823

Net deferred federal income tax asset	2,155	2,406

Other assets	1,340	860

Separate account assets	42,806	43,827

Total admitted assets	$326,308	$315,595

LIABILITIES, CAPITAL AND CONTINGENCY RESERVES

Liabilities

Reserves for life and health insurance, annuities and deposit-type contracts	$227,332	$217,761

Dividends due to policyholders	1,827	1,896

Interest maintenance reserve	3,388	2,090

Federal income taxes payable to affiliates	27	14

Asset valuation reserve	5,860	6,323

Derivatives	500	198

Payable for collateral for securities loaned	361	363

Other liabilities	4,288	4,313

Separate account liabilities	42,724	43,765

Total liabilities	286,307	276,723

Capital and contingency reserves

Capital stock and additional paid-in capital (2,500 shares of $1,000 par value common stock authorized, issued and outstanding and $550,000 paid-in capital)	3	3

Surplus notes	6,290	5,041

Contingency reserves:

For investment losses, annuity and insurance mortality, and other risks	33,708	33,828

Total capital and contingency reserves	40,001	38,872

Total liabilities, capital and contingency reserves	$326,308	$315,595

See notes to statutory-basis financial statements	TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-51

Statutory–basis statements of operations

Teachers Insurance and Annuity Association of America

	For the Years Ended December 31,
(in millions)	2020	2019	2018

REVENUES

Insurance and annuity premiums and other considerations	$18,449	$16,003	$16,220

Annuity dividend additions	1,606	1,520	1,761

Net investment income	12,159	12,324	12,550

Other revenue	447	458	379

Total revenues	$32,661	$30,305	$30,910

BENEFITS AND EXPENSES

Policy and contract benefits	$20,818	$17,803	$17,694

Dividends to policyholders	3,262	3,267	3,526

Increase in policy and contract reserves	7,609	4,117	5,279

Net operating expenses	2,343	2,003	1,882

Net transfers to (from) separate accounts	(2,713)	1,158	442

Total benefits and expenses	$31,319	$28,348	$28,823

Income before federal income taxes and net realized capital gains (losses)	$1,342	$1,957	$2,087

Federal income tax expense (benefit)	(12)	17	(23)

Net realized capital gains (losses) less capital gains taxes, after transfers to the interest maintenance reserve	(750)	(322)	(657)

Net income	$604	$1,618	$1,453

B-52	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

Statutory–basis statements of changes in capital and contingency reserves

Teachers Insurance and Annuity Association of America

(in millions)	Capital Stock and Additional Paid-in Capital	Surplus Notes	Contingency Reserves	Total

Balance, December 31, 2017	$3	$5,041	$31,292	$36,336

Net income	—	—	1,453	1,453

Change in net unrealized capital gains on investments	—	—	(359)	(359)

Change in asset valuation reserve	—	—	128	128

Change in net deferred income tax	—	—	(147)	(147)

Change in post-retirement benefit liability	—	—	7	7

Change in non-admitted assets:

Deferred federal income tax asset	—	—	585	585

Other assets	—	—	123	123

Balance, December 31, 2018	$3	$5,041	$33,082	$38,126

Net income	—	—	1,618	1,618

Change in net unrealized capital gains on investments	—	—	118	118

Change in asset valuation reserve	—	—	(1,063)	(1,063)

Change in net deferred income tax	—	—	(284)	(284)

Change in post-retirement benefit liability	—	—	(8)	(8)

Change in non-admitted assets:

Deferred federal income tax asset	—	—	288	288

Other assets	—	—	77	77

Balance, December 31, 2019	$3	$5,041	$33,828	$38,872

Net income	—	—	604	604

Change in net unrealized capital gains on investments	—	—	(678)	(678)

Change in asset valuation reserve	—	—	463	463

Change in net deferred income tax	—	—	(200)	(200)

Change in post-retirement benefit liability	—	—	(8)	(8)

Change in non-admitted assets:

Deferred federal income tax asset	—	—	(51)	(51)

Other assets	—	—	(250)	(250)

Issuance of surplus notes	—	1,249	—	1,249

Balance, December 31, 2020	$3	$6,290	$33,708	$40,001

See notes to statutory-basis financial statements	TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-53

Statutory–basis statements of cash flows

Teachers Insurance and Annuity Association of America

	For the Years Ended December 31,
(in millions)	2020	2019	2018

CASH FROM OPERATIONS

Insurance and annuity premiums and other considerations	$18,453	$16,008	$16,225

Net investment income	11,433	11,669	11,756

Miscellaneous income	425	440	365

Total Receipts	30,311	28,117	28,346

Policy and contract benefits	20,469	17,763	17,633

Operating expenses	2,078	1,981	1,865

Dividends paid to policyholders	1,725	1,737	1,764

Federal income taxes paid (received)	(25)	49	(63)

Net transfers to (from) separate accounts	(2,723)	1,158	442

Total Disbursements	21,524	22,688	21,641

Net cash from operations	8,787	5,429	6,705

CASH FROM INVESTMENTS

Proceeds from investments sold, matured, or repaid:

Bonds	26,297	17,608	17,950

Stocks	6,441	2,097	1,891

Mortgage loans and real estate	2,349	2,479	2,880

Other invested assets	2,499	1,976	2,368

Miscellaneous proceeds	344	611	1,182

Cost of investments acquired:

Bonds	32,779	18,624	19,838

Stocks	6,413	2,232	1,716

Mortgage loans and real estate	4,017	6,368	6,482

Other invested assets	3,541	3,041	4,483

Miscellaneous applications	1,196	71	513

Net cash used in investments	(10,016)	(5,565)	(6,761)

CASH FROM FINANCING AND OTHER

Proceeds from issuance of surplus notes	1,249	—	—

Net deposits on deposit-type contracts funds	1,620	465	15

Other cash provided (applied)	(81)	(25)	(1)

Net cash from financing and other	2,788	440	14

NET CHANGE IN CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS	1,559	304	(42)

CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS, BEGINNING OF YEAR	902	598	640

CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS, END OF YEAR	$2,461	$902	$598

B-54	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

Note 1—organization

Teachers Insurance and Annuity Association of America (“TIAA” or the “Company”) was established in 1918 as a legal reserve life insurance company under the insurance laws of the State of New York. All of the outstanding common stock of TIAA is held by the TIAA Board of Overseers (“Board of Overseers”), a not-for-profit corporation incorporated in the State of New York originally created for the purpose of holding the stock of TIAA.

The Company’s primary purpose is to aid and strengthen non-profit educational and research organizations, governmental entities and other non-profit institutions by providing retirement and insurance benefits for their employees and their families and by counseling such organizations and their employees on benefit plans and other measures of economic security. In addition, TIAA may otherwise engage in any business permitted under the New York Insurance Law for a domestic life stock insurance company, provided that such business supports this purpose, including without limitation by (i) enhancing the creditworthiness, financial strength and reputation of TIAA, (ii) providing all of the holders and beneficiaries of TIAA’s contracts and policies with benefits of scale, increased diversity in offered products and newly innovated products and (iii) providing for additional infrastructure and support to TIAA.

Note 2—significant accounting policies

Basis of presentation:

The financial statements of TIAA are presented on the basis of statutory accounting principles prescribed or permitted by the New York State Department of Financial Services (“NYDFS” or the “Department”). The Department requires insurance companies domiciled in the State of New York to prepare their statutory-basis financial statements in accordance with the National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures Manual (“NAIC SAP”), subject to any deviation prescribed or permitted by the Department (“New York SAP”).

The Department has adopted certain prescribed accounting practices that differ from those found in NAIC SAP. The Department did not adopt certain provisions in Regulation No. 172 (11 NYCRR 83). Specifically section 83.4(t) states, “The guidance prescribed in subparagraphs 4.a. and 4.b. of SSAP No. 26R, “Bonds” and Footnote 1 of Statement of Statutory Accounting Principles (“SSAP”) No. 97, is not adopted.” In effect, section 83.4(t) would exclude exchange traded funds (“ETFs”) designated by the SVO as qualifying for bond accounting treatment from receiving such treatment in quarterly and annual financial statements filed in New York. However, the Company has received a permitted practice from the Department to continue to report investment grade bond ETF holdings held as of December 4, 2020 as bonds under SSAP No. 26R, Bonds, rather than as equities, for the year ended December 31, 2020. The total balance of investment grade ETF holdings treated as bonds as of December 31, 2020 and 2019 are $1,665 million and $1,049 million, respectively.

The table below provides a reconciliation of the Company’s net income and capital and contingency reserves between NAIC SAP and the New York SAP annual statement filed with the Department. The additional reserve for the term conversions results from the Department requiring in Regulation No. 147 (11NYCRR 98) Valuation of Life Insurance Reserves Section 98.4 for any policy which guarantees renewal, or conversion to another policy, without evidence of insurability, additional reserves shall be held that account for excess mortality due to anti-selection with appropriate margins to cover expenses and risk of moderately adverse deviations in experience.

The NAIC has adopted certain prescribed accounting practices within Interpretation 2020-10, Reporting Nonconforming Credit Tenant Loans (“CTL”) (“INT 20-10”). Specifically, INT 20-10 states nonconforming CTLs may continue to be treated as bonds rather than other long-term investments, if they were previously filed with the Securities Valuation Office (“SVO”).

			For the Years Ended December 31,
(in millions)	NAIC SAP#	Financial Statement Line	2020	2019	2018

Net income, New York SAP			$604	$1,618	$1,453

New York SAP Prescribed Practices that are an increase/(decrease) to NAIC SAP:

Additional reserves for term conversions	51R	Increase in policy and contract reserves	(1)	(1)	—

Net income (loss), NAIC SAP			$603	$1,617	$1,453

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-55

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

			For the Years Ended December 31,
(in millions)	NAIC SAP#	Financial Statement Line	2020	2019	2018

Capital and surplus, New York SAP			$40,001	$38,872	$38,126

New York SAP Prescribed Practices that are an increase/(decrease) to NAIC SAP:

Additional reserves for term conversions	51R	Reserves for life and health insurance, annuities and deposit-type contracts	20	21	22

Non-conforming CTL’s reported on schedule D-1	INT 20-10	Bonds	419	—	—

Non-conforming CTL’s reported on schedule BA	INT 20-10	Other long-term investments	(419)	—	—

Capital and surplus, NAIC SAP			$40,021	$38,893	$38,148

The Company’s risk based capital (“RBC”) as of December 31, 2020 and 2019 would not have triggered a regulatory event without the use of the New York SAP prescribed and permitted practices.

Accounting Principles Generally Accepted in the United States: The Financial Accounting Standards Board (“FASB”) dictates the accounting principles for financial statements that are prepared in conformity with Generally Accepted Accounting Principles (“GAAP”) with applicable authoritative accounting pronouncements. As a result, the Company cannot refer to financial statements prepared in accordance with NAIC SAP and New York SAP as having been prepared in accordance with GAAP.

The primary differences between GAAP and NAIC SAP can be summarized as follows:

Under GAAP:

•	Investments in bonds considered to be “available for sale” are carried at fair value rather than at amortized cost under NAIC SAP;

•

Impairments on securities (other than loan-backed and structured securities) due to credit losses are recorded as other-than-temporary impairments (“OTTI”) through earnings for the difference between amortized cost and discounted cash flows when a security is deemed impaired. Other declines in fair value related to factors other than credit are recorded as other comprehensive income, which is a separate component of stockholder’s equity. Under NAIC SAP, an impairment for such securities is recorded through earnings for the difference between amortized cost and fair value;

•

For loan-backed and structured securities that are other-than-temporarily impaired, declines in fair value related to factors other than credit are recorded as other comprehensive income, which is a separate component of stockholder’s equity. Under NAIC SAP, such declines in fair value are not recorded until a credit loss occurs;

•

Changes in the allowance for estimated uncollectible amounts related to mortgage loans are recorded through earnings rather than as unrealized losses on impairments included in the Asset Valuation Reserve (“AVR”), which is a component of surplus under NAIC SAP;

•	If in the aggregate, the Company has a net negative cash balance, the negative cash is recorded as a liability rather than as a negative asset under NAIC SAP;

•

Changes in the value of certain other long-term investments accounted for under the equity method of accounting are recorded through earnings rather than as unrealized gains (losses), which is a component of surplus under NAIC SAP;

•

Investments in wholly-owned subsidiaries, other entities under the control of the parent, and certain variable interest entities are consolidated in the parent’s financial statements rather than being carried at the parent’s share of the underlying GAAP equity or statutory surplus of a domestic insurance subsidiary under NAIC SAP;

•

Contracts that contain an embedded derivative are bifurcated from the host contract and accounted for separately under GAAP, whereas under NAIC SAP, the embedded derivative is not bifurcated between components and is accounted for as part of the host contract;

•	Certain assets designated as “non-admitted assets” and excluded from assets in the statutory balance sheet are included in the GAAP balance sheet;

•	Surplus notes are reported as a liability rather than a component of capital and contingency reserves under NAIC SAP;

•	The AVR is not recognized under GAAP. The AVR is established under NAIC SAP with changes recorded as a direct charge to surplus;

•

The Interest Maintenance Reserve (“IMR”) is not recognized under GAAP. The realized gains and losses resulting from changes in interest rates are reported as a component of net income under GAAP rather than being deferred and subsequently amortized into income over the remaining expected life of the investment sold under NAIC SAP;

•	Dividends on participating policies are accrued when earned under GAAP rather than being recognized for the year when they are approved under NAIC SAP;

B-56	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

continued

•

Policy acquisition costs, such as commissions, and other costs incurred in connection with acquiring new business, are deferred and amortized over the expected lives of the policies issued rather than being expensed when incurred under NAIC SAP;

•

Policy and contract reserves are based on management’s best estimates of expected mortality, morbidity, persistency and interest rather than being based on statutory mortality, morbidity and interest requirements under NAIC SAP;

•

Deferred income taxes, subject to valuation allowance, include federal and state income taxes and changes in the deferred tax are reflected in earnings. Under NAIC SAP, deferred taxes exclude state income taxes and are admitted to the extent they can be realized within three years subject to a 15% limitation of capital and surplus with changes in the net deferred tax reflected as a component of surplus;

•

Contracts that do not subject the Company to risks arising from policyholder mortality or morbidity are reported as a deposit liability. Under NAIC SAP, an annuity contract containing a life contingency is required to be classified as a life insurance contract, regardless of the significance of any mortality and morbidity risk, and amounts received and paid under these contracts are reported as revenue and benefits, respectively;

•

Assets and liabilities are reported gross of reinsurance under GAAP and net of reinsurance under NAIC SAP. Certain reinsurance transactions are accounted for as financing transactions under GAAP and as reinsurance under NAIC SAP. Transactions recorded as financing have no impact on premiums or losses incurred, while under NAIC SAP, premiums paid to the reinsurer are recorded as ceded premiums (a reduction in revenue) and expected reimbursement for losses from the reinsurer are recorded as a reduction in losses;

•

When reserves ceded to an unauthorized reinsurer exceed the assets or letters of credit supporting the reserves no liability is established under GAAP. Under NAIC SAP, a liability is established and changes to these amounts are credited or charged directly to unassigned surplus (deficit).

•

Revenue recognition for administrative service expense reimbursements are recognized as gross revenue and gross expense in the Statements of Operations when the Company is the principal in the transaction and where the Company controls the administrative services before transferring them to the customer. Under NAIC SAP, the administration expenses incurred are included in operating expenses and any offsetting reimbursements are netted against operating expenses.

The effects of these differences, while not determined, are presumed to be material.

Use of Estimates: The preparation of statutory-basis financial statements requires management to make estimates and assumptions that impact the reported amounts of assets and liabilities at the date of the financial statements. Management is also required to disclose contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results may differ from those estimates.

The most significant estimates include those used in the recognition of OTTIs, reserves for life and health insurance, annuities and deposit-type contracts and the valuation of deferred tax assets.

The outbreak of the novel coronavirus (“COVID-19”) and subsequent global pandemic began significantly impacting the U.S. and global financial markets and economies during March 2020. The worldwide spread of COVID-19 has created significant uncertainty in the global economy. The duration and extent of COVID-19 over the long-term cannot be reasonably estimated at this time. There have been no comparable recent events that provide guidance as to the effect the spread of COVID-19 as a global pandemic may have on the Company’s financial performance. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Company’s business, results of operations, investments, and cash flows will depend on future developments, which are highly uncertain and difficult to predict.

Reclassifications: Certain prior year amounts within these financial statement footnotes have been reclassified to conform to the current year presentation. No reclassifications were made to the Statements of Admitted Assets, Liabilities, and Capital and Contingency Reserves and the related Statements of Operations, Changes in Capital and Contingency Reserves, and Cash Flows.

Accounting policies:

The following is a summary of the significant accounting policies followed by the Company:

Bonds: Bonds are stated at amortized cost using the constant yield method. Bonds in or near default (rated NAIC 6) are stated at the lower of amortized cost or fair value. NAIC ratings are applied to bonds and other securities. Categories 1 and 2 are considered investment grade, while Categories 3 through 6 are considered below investment grade. Bonds are recorded on a trade date basis, except for private placement bonds, which are recorded on the funding date. Bonds the Company intends to sell prior to maturity (“held for sale”) are stated at the lower of amortized cost or fair value. Investment grade bond ETFs are accounted for as bonds and are stated at fair value.

Included within bonds are loan-backed and structured securities. Estimated future cash flows and expected prepayment speeds are used to determine the amortization of loan-backed and structured securities under the prospective method. Expected future

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-57

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

cash flows and prepayment speeds are evaluated quarterly. Certain loan- backed and structured securities are reported at the lower of amortized cost or fair value as a result of the NAIC modeling process.

If it is determined that a decline in the fair value of a bond, excluding loan-backed and structured securities, is other-than-temporary, the cost basis of the bond is written down to fair value and the amount of the write down is accounted for as a realized loss. The new cost basis is not changed for subsequent recoveries in fair value. Future declines in fair value which are determined to be other-than-temporary are recorded as realized losses.

For loan-backed and structured securities which the Company has the intent and ability to hold for a period of time sufficient to recover the amortized cost basis, when an OTTI has occurred because the Company does not expect to recover the entire amortized cost basis of the security, the amount of the OTTI recognized as a realized loss is the difference between the security’s amortized cost basis and the present value of cash flows expected to be collected, discounted at the loan-backed or structured security’s effective interest rate.

For loan-backed and structured securities, when an OTTI has occurred because the Company intends to sell the security or does not have the intent and ability to retain the security for a period of time sufficient to recover the amortized cost basis, the amount of the OTTI realized is the difference between the security’s amortized cost basis and fair value at the balance sheet date.

In periods subsequent to the recognition of an OTTI loss for a loan-backed or structured security, the Company accounts for the other-than-temporarily impaired security as if the security had been purchased on the measurement date of the impairment. The difference between the new amortized cost basis and the cash flows expected to be collected is accreted as interest income in future periods based on prospective changes in cash flow estimates.

Preferred Stocks: Preferred stocks are stated at amortized cost unless they have an NAIC rating designation of 4, 5, or 6 which are stated at the lower of amortized cost or fair value. When it is determined that a decline in fair value of an investment is other-than-temporary, the cost basis of the investment is reduced to its fair value and the amount of the reduction is accounted for as a realized loss.

Common Stocks: Unaffiliated common stocks are stated at fair value, which is based on quoted market prices, where available. Changes in fair value are recorded through surplus as an unrealized gain or loss. When it is determined that a decline in fair value of an investment is other-than-temporary, the cost basis of the investment is reduced to its fair value and the amount of the reduction is accounted for as a realized loss.

Investments in subsidiary, controlled and affiliated (“SCA”) entities are stated at the value of their underlying net assets as follows: (1) domestic insurance subsidiaries are stated at the value of their underlying statutory surplus, and (2) non-insurance subsidiaries are stated at the value of their underlying audited GAAP equity. Dividends and distributions from subsidiaries are recorded in investment income to the extent they are not in excess of the investee’s undistributed accumulated earnings, and changes in the equity of subsidiaries are recorded directly to surplus as unrealized gains or losses.

Mortgage Loans: Mortgage loans are stated at amortized cost, net of valuation allowances. Amortized cost consists of the unpaid principal balance of the loans, net of unamortized premiums, discounts, and certain mortgage origination fees. Mortgage loans held for sale are stated at the lower of amortized cost or fair value. Mortgage loans are evaluated for impairment when it is probable that the receipt of contractual payments of principal and interest may not occur when scheduled. If the impairment is considered to be temporary, a valuation allowance is established for the excess of the carrying value of the mortgage over its estimated fair value. Changes in valuation allowance for mortgage loans are included in net unrealized capital gains and losses on investments. When an event occurs resulting in an impairment that is other-than-temporary, a direct write-down is recorded as a realized loss and a new cost basis is established. The fair value of mortgage loans is generally determined using a discounted cash flow methodology based on coupon rates, maturity provisions and credit assumptions.

Real Estate: Real estate occupied by the Company and real estate held for the production of income is carried at depreciated cost, less encumbrances. Real estate held for sale is carried at the lower of depreciated cost or fair value, less encumbrances, and estimated costs to sell. The Company utilizes the straight-line method of depreciation on real estate and it is generally computed over a forty-year period. A real estate property may be considered impaired when events or circumstances indicate that the carrying value may not be recoverable. When the Company determines that an investment in real estate is impaired, a direct write-down is made to reduce the carrying value of the property to its estimated fair value based on an external appraisal, net of encumbrances, and a realized loss is recorded. The Company makes investments in commercial real estate directly, through SCA entities and through real estate limited partnerships which are included in Other long-term investments. The Company monitors the effects of current and expected market conditions and other factors on its real estate investments to identify and quantify any impairment in value. The Company assesses assets to determine if events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. The Company evaluates the recoverability of income producing directly held real estate investments based on undiscounted cash flows and then reviews the results of an independent third party appraisal to determine the fair value and if an impairment is required.

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continued

Other Long-term Investments: Other long-term investments primarily include investments in joint ventures, partnerships, and limited liability companies which are stated at cost, adjusted for the Company’s percentage of the most recent available financial statements based on the underlying GAAP or International Financial Reporting Standards as reflected on the respective entity’s financial statements.

The Company monitors the effects of current and expected market conditions and other factors on these investments to identify and quantify any impairment in value. The Company assesses the investments for potential impairment by performing analysis between the fair value and the cost basis of the investments. The Company evaluates recoverability of the Company’s direct investment to determine if OTTI is warranted. When it is determined that a decline in fair value of an investment is other-than-temporary, the cost basis of the investment is reduced to its fair value, and the amount of the reduction is accounted for as a realized loss.

Investments in non-insurance SCA entities are stated at the value of their underlying audited equity. Dividends and distributions from subsidiaries are recorded in investment income to the extent they are not in excess of the investee’s undistributed accumulated earnings, and changes in the equity of subsidiaries are recorded directly to surplus as unrealized gains or losses.

Other long-term investments include the Company’s investments in surplus notes, which are stated at amortized cost. All of the Company’s investments in surplus notes have a NAIC 1 rating designation.

Cash and Cash Equivalents: Cash includes cash on deposit and cash equivalents. Cash equivalents are short- term, highly liquid investments with original maturities of three months or less at the date of purchase and are stated at amortized cost. If in the aggregate, the Company has a net negative cash balance, the negative cash is recorded as a negative asset.

Short-Term Investments: Short-term investments (investments with remaining maturities greater than three months and less than or equal to 12 months at the time of acquisition, excluding those investments classified as cash equivalents) that are not impaired are stated at amortized cost using the straight line interest method. Short- term investments that are impaired are stated at the lower of amortized cost or fair value.

Contract Loans: Contract loans are stated at outstanding principal balances. Interest income accrued on contract loans past due 90 days or more are included in the unpaid balance of the loan. The excess of unpaid contract loan balances over the cash surrender value, if any, is non-admitted and reflected as an adjustment to surplus. Interest income on such contract loans is recorded as earned using the contractually agreed upon interest rate.

Derivative Instruments: The Company designates its derivative transactions as hedging or replication transactions. Derivatives that qualify and are designated for hedge accounting are reported as assets or liabilities on the balance sheet and accounted for in a manner consistent with the hedged item. Swap coupon cash flows and income accruals are reported as a component of net investment income. Upon termination, the gain or loss on these contracts is recognized in a manner consistent with the disposed hedged item.

Derivatives used in hedging relationships that do not qualify or are not designated for hedge accounting are carried at fair value. Changes in fair value are reported in surplus as net unrealized capital gains (losses). Swap coupon cash flows and income accruals are reported as a component of net investment income. Upon termination the gain or loss on these contracts is recognized as realized capital gains (losses) and is subject to IMR or AVR treatment.

Derivatives used in replication transactions are accounted for in a manner consistent with the cash instrument and the replicated asset. Accordingly, these derivatives are carried at amortized cost or fair value. Amortization of derivative premiums is reported as a component of net investment income. Swap coupon cash flows and income accruals are recorded as a component of net investment income. Upon termination, the gain or loss on these contracts is recognized as realized capital gains (losses) and is subject to IMR or AVR treatment.

The Company does not offset the carrying values recognized in the balance sheet for derivatives executed with the same counterparty under the same master netting agreement.

Investment Income Due and Accrued: Investment income due is investment income earned and legally due to be paid to the Company at the reporting date. Investment income accrued is investment income earned but not legally due to be paid to the Company until subsequent to the reporting date. The Company writes off amounts deemed uncollectible as a charge against investment income in the period such determination is made. Amounts deemed collectible, but over 90 days past due for any invested asset except mortgage loans in default are non- admitted. Amounts deemed collectible, but over 180 days past due for mortgage loans in default are non-admitted. The Company accrues interest income on impaired loans to the extent it is deemed collectible.

Separate Accounts: Separate accounts are established in conformity with insurance laws, are segregated from the Company’s general account and are maintained for the benefit of separate account contract holders. Separate accounts are accounted for at fair value, except the TIAA Stable Value separate account, which supports book value separate account agreements, in which case the assets are accounted for at amortized cost. Separate account liabilities reflect the contractual obligations of the insurer arising out of the provisions of the insurance contract.

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-59

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

Foreign Currency Transactions and Translation: Investments denominated in foreign currencies and foreign currency contracts are valued in U.S. dollars, based on exchange rates at the balance sheet date. Investment transactions in foreign currencies are recorded at the exchange rates prevailing on the respective transaction dates. All other asset and liability accounts denominated in foreign currencies are adjusted to reflect exchange rates at the balance sheet date. Realized and unrealized gains and losses due to foreign exchange transactions and translation adjustments are not separately reported but are collectively included in realized and unrealized capital gains and losses, respectively.

Non-Admitted Assets: For statutory accounting purposes, certain assets are designated as non-admitted assets. Changes in non-admitted assets are reported as a direct adjustment to surplus.

At December 31, the major categories of assets that are non-admitted are as follows (in millions):

	2020	2019	Change

Net deferred federal income tax asset	$2,898	$2,847	$51

Furniture and electronic data processing equipment	377	363	14

Invested assets	377	157	220

Prepaid expenses	139	124	15

Other	44	43	1

Total	$3,835	$3,534	$301

Electronic Data Processing Equipment, Computer Software, Furniture and Equipment and Leasehold Improvements: Electronic data processing (“EDP”) equipment, computer software and furniture and equipment which qualify for capitalization are depreciated over the lesser of useful life or 3 years. Office alterations and leasehold tenant improvements which qualify for capitalization are depreciated over the lesser of useful life or 5 years or the remaining life of the lease, respectively.

At December 31, the accumulated depreciation on EDP equipment, computer software, furniture and equipment and leasehold improvements is as follows (in millions):

	2020	2019

EDP equipment and computer software	$1,979	$1,834

Furniture and equipment and leasehold improvements	$126	$116

Repurchase Agreement: Repurchase agreements are agreements between a seller and a buyer, whereby the seller of securities sells and simultaneously agrees to repurchase the same or substantially the same securities from the buyer at a stated price on a specified date. Repurchase agreements are generally accounted for as secured borrowings. The assets transferred are not removed from the balance sheet; the cash collateral received is reported on the balance sheet with an offsetting liability reported in “Other liabilities.”

Securities Lending Program: The Company has a securities lending program whereby it may lend securities to qualified institutional borrowers to earn additional income. The Company receives collateral (in the form of cash) against the loaned securities and maintains collateral in an amount not less than 102% of the market value of loaned securities during the period of the loan. The cash collateral received is reported in “Securities lending collateral assets” with an offsetting collateral liability included in “Payable for collateral for securities loaned.” Securities lending income is recorded in the accompanying Statements of Operations in “Net investment income.”

Insurance and Annuity Premiums and Other Considerations: Life insurance premiums are recognized as revenue over the premium-paying period of the related policies. Annuity premiums and other considerations, including consideration on annuity product rollovers, are recognized as revenue when received. Deposits on deposit-type contracts are recorded directly as a liability when received. Expenses incurred when acquiring new business are charged to operations as incurred.

Reserves for Life and Health Insurance, Annuities and Deposit-type Contracts: Policy and contract reserves are determined in accordance with standard valuation methods approved by the Department and are computed in accordance with standard actuarial methodology. The reserves established utilize assumptions for interest, mortality and other risks insured. Such reserves are established to provide for adequate contractual benefits guaranteed under policy and contract provisions.

Liabilities for deposit-type contracts, which do not contain any life contingencies, are equal to deposits received and interest credited to the benefit of contract holders, less surrenders or withdrawals (that represent a return to the contract holders) plus additional reserves (if any) necessitated by actuarial regulations. Funding agreements used in an investment spread capacity are also included within deposit-type contracts.

Asset Valuation Reserve and Interest Maintenance Reserve: Mandatory reserves have been established for the general account and separate account investments, where required. Such reserves consist of the AVR for potential credit-related losses on applicable

B-60	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

continued

general account and separate account invested assets. Changes to the AVR are reported as direct additions to or deductions from surplus. An IMR is established for interest-related realized capital gains (losses) resulting from changes in the general level of interest rates for the general account, as well as any separate accounts, not carried at fair value. Transfers to the IMR are deducted from realized capital gains and losses and are net of related federal income tax. IMR amortization, as calculated under the grouped method, is included in net investment income. Net realized capital gains (losses) are presented net of federal income tax expense or benefit and IMR transfer. For bonds, excluding loan-back and structured securities, losses from other-than-temporary impairments are recorded entirely to either the AVR or the IMR in accordance with the nature of the impairment.

Net Realized Capital Gains (Losses): Realized capital gains (losses), net of taxes, exclude gains (losses) deferred into the IMR and gains (losses) of the separate accounts. Realized capital gains (losses), including OTTI, are recognized in net income and are determined using the specific identification method.

Dividends Due to Policyholders: Dividends on insurance policies and pension annuity contracts in the payout phase are declared by the TIAA Board of Trustees (the “Board”) and recorded in December of each year. Dividends on pension annuity contracts in the accumulation phase are declared by the Board in February of each year, and such dividends on the various existing vintages of pension annuity contracts in the accumulation phase are credited to policyholders during the ensuing twelve month period beginning March 1.

Federal Income Taxes: Current federal income taxes are charged or credited based upon amounts estimated to be payable or recoverable as a result of operations for the current year and any adjustments to such estimates from prior years. Deferred federal income tax assets (“DTAs”) and deferred federal income tax liabilities (“DTLs”) are recognized for expected future tax consequences of temporary differences between statutory and taxable income. Temporary differences are identified and measured using a balance sheet approach whereby statutory and tax balance sheets are compared. Changes in DTAs and DTLs are recognized as a separate component of surplus. Net DTAs are admitted to the extent permissible. Gross DTAs are reduced by a statutory valuation allowance if it is more likely than not that some portion or all of the gross DTA will not be realized. The Company is required to establish a tax loss contingency if it is more likely than not that a tax position will not be sustained. The amount of the contingency reserve is management’s best estimate of the amount of the original tax benefit that could be reversed upon audit, unless the best estimate is greater than 50% of the original tax benefit, in which case the reserve is equal to the entire tax benefit.

The Company files a consolidated federal income tax return with its includable insurance and non-insurance subsidiaries. The consolidating companies participate in tax allocation agreements. The tax allocation agreements provide that each member of the group is allocated its share of the consolidated tax provision or benefit, determined generally on a separate company basis, but may, where applicable, recognize the tax benefits of net operating losses or capital losses utilizable by the consolidated group. Intercompany tax balances are settled quarterly on an estimated basis with a final settlement occurring within 30 days of the filing of the consolidated return. The tax allocation agreements are not applied to subsidiaries that are disregarded under federal tax law.

Statements of Cash Flows: Noncash activities are excluded from the Statutory—Basis Statements of Cash Flows. These noncash activities for the years ended December 31 include the following (in millions):

	2020	2019	2018

Exchange/transfer/conversion/distribution of invested assets	$3,952	$3,493	$3,403

Annuity dividend additions	$1,606	$1,520	$1,761

Capitalized interest	$416	$393	$397

Interest credited on deposit-type contracts	$30	$30	$28

Application of new accounting pronouncements:

In June 2016, the NAIC adopted substantive revisions to SSAP No. 51R, Life Contracts (“SSAP 51R”) to facilitate the implementation of principles-based reserving (“PBR”), effective January 1, 2020. Under PBR, the Company will be required to hold the higher of (a) the reserves for life using prescribed factors and (b) the PBR reserve which considers a wide range of future economic conditions, computed using justified company experience factors, such as mortality, policyholder behavior and expenses. The Company received a one year deferral on adopting PBR for life insurance from the Department and plans to request an exemption in 2021 as the Company’s only new life business written is conversion from term policies. As a result, the Company did not adopt PBR for life insurance during 2020. If the Company had adopted PBR for life insurance it would not have had a material impact to its statutory-basis financial statements.

In April 2020, the NAIC adopted modifications to SSAP No. 15, Debt and Holding Company Obligations, SSAP No. 22R, Leases, and SSAP No. 86, Derivatives. These revisions adopt Financial Accounting Standards Board Accounting Standard Update (“ASU”) No. 2020-04 Reference Rate Reform, which applies to contracts, hedging relationships, and other transactions that

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-61

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

reference London Inter-Bank Offered Rate (“LIBOR”) or another reference rate expected to be discontinued because of reference rate reform. Optional expedients eliminate the requirements for remeasurement or dedesignation of transactions, if certain criteria are met. The expedients are effective for the period from March 12, 2020 to December 31, 2022, which is consistent with the effective period of ASU 2020-04. The Company is still assessing the impact of the guidance on the statutory-basis financial statements.

In April 2020, the NAIC adopted modifications to SSAP No. 97, Investments in Subsidiary, Controlled and Affiliated Entities (“SSAP 97”). The adopted revisions clarify that reporting entities may apply the look-through approach for multiple levels of downstream holding companies to the extent that each of the downstream entities meets the requirements in SSAP 97. These revisions were effective immediately upon adoption. The Company adopted this guidance and the adoption did not have a material impact to its statutory-basis financial statements.

In April 2020, the NAIC adopted modifications to SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets, and SSAP No. 97. The revisions to SSAP No. 5R specifically scope in SCAs that would normally be excluded from the financial guarantee recognition guidance when the SCA is in a negative equity position and the insurer has provided a financial guarantee. Under the adopted revisions, all SCAs would stop at “zero” regardless of the equity method losses and guarantees would be recognized, to the extent there is a financial guarantee or commitment, under SSAP No. 5R. These revisions were effective immediately upon adoption. The Company adopted this guidance and the adoption did not have a material impact to its statutory-basis financial statements.

In April 2020, the NAIC adopted modifications to SSAP No. 36, Troubled Debt Restructuring, through Interpretation 2020-03, Troubled Debt Restructuring Due to COVID-19 (“INT 20-03”). This guidance notes a mortgage loan or bank loan modification due to the impacts of COVID-19 on the borrower will not automatically be categorized as a troubled debt restructuring (“TDR”). To qualify for relief, the borrower must have been in good standing as of December 31, 2019 (not more than 30 days past due). This guidance expires at the earlier of 60 days after the date of termination of the National Emergency or January 2, 2022, which is the same end date as the Coronavirus Aid, Relief, and Economic Security (“CARES”) Act. The Company has adopted this guidance and reflected it in its statutory-basis financial statements.

In May 2020, the NAIC adopted modifications to SSAP Nos. 26R, 36, 43R and 103R through Interpretation 20-07. This guidance clarifies how to determine when restructuring or modification of certain debt investments due to COVID-19 are a TDR. The guidance also clarifies whether a modification that is not a TDR needs to be assessed as an exchange under SSAP No. 103R. This guidance expires at the earlier of 60 days after the date of termination of the National Emergency or January 2, 2022, which is the same end date as the CARES Act. The Company has adopted this guidance and reflected it in its statutory-basis financial statements.

In May 2020, the NAIC adopted modifications to SSAP Nos. 3, Accounting Changes and Corrections of Errors (“SSAP 3”) and SSAP 51R. The adoption provides revisions to SSAP 3 and SSAP 51R with a January 1, 2020 effective date. The revisions require disclosure of changes in the reserve valuation basis, as a result of the NAIC Valuation Manual (“VM”) in section VM-21 Requirements for Principle-Based Reserves for Variable Annuities (“VM-21”). Additionally, requirements for PBR for Variable Annuities are disclosed in a manner which is consistent with a change in valuation basis and with additional disclosures regarding the phase-in period. The Company adopted VM-21 during 2020 without a phase-in period and elected to use a factor based alternative method similar to the factor based alternative method used prior to 2020 in accordance with Actuarial Guideline 43 (“AG43”). Given the similar methodology under VM-21 and AG43, there was no impact from the change in the reserve valuation basis. Therefore, these required disclosures are not applicable to the Company’s statutory-basis financial statements.

In August 2020, the NAIC adopted modifications to SSAP No. 68, Enhanced Goodwill Disclosures. The revisions add additional goodwill disclosures which are intended to improve the validity and accuracy of numbers currently being reported for goodwill and will assist with regulator review of reported assets not readily available for the payment of policyholder claims. The revisions primarily require the disclosure of the amount of goodwill assigned to downstream holding companies and do not provide new guidance on the determination, calculation or admissibility of goodwill. The guidance is effective January 1, 2021 and the Company will provide the additional required disclosure thereafter.

In November 2020, the NAIC adopted revisions to SSAP No. 43R, Loan-backed and Structured Securities, and was effective immediately. These revisions update the financial modeling guidance/mapping instructions for residential mortgage-backed securities (“RMBS”)/commercial mortgage-backed securities (“CMBS”) to ensure consistency with guidance recently adopted in the Purposes and Procedures Manual of the NAIC Investment Analysis Office (“P&P Manual”). The Company adopted this guidance, and it did not have a material impact to its statutory-basis financial statements.

B-62	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

continued

Note 3—long-term bonds, preferred stocks, and unaffiliated common stocks

The book/adjusted carrying value, estimated fair value, excess of fair value over book/adjusted carrying value and excess of book/adjusted carrying value over fair value of long-term bonds at December 31, is shown below (in millions):

	2020
		Excess of
	Book/ Adjusted Carrying Value	Fair Value Over Book/Adjusted Carrying Value	Book/Adjusted Carrying Value Over Fair Value	Estimated Fair Value

Bonds:

U.S. governments	$27,315	$5,531	$(86)	$32,760

All other governments	4,613	692	(31)	5,274

States, territories and possessions	744	160	—	904

Political subdivisions of states, territories, and possessions	663	105	(1)	767

Special revenue and special assessment, non-guaranteed agencies and government	20,393	2,734	(15)	23,112

Credit tenant loans	11,240	2,037	(8)	13,269

Industrial and miscellaneous	125,775	17,976	(237)	143,514

Hybrids	464	111	(5)	570

Parent, subsidiaries and affiliates	341	—	(4)	337

Bank loans	6,256	58	(124)	6,190

Total	$197,804	$29,404	$(511)	$226,697

	2019
		Excess of
	Book/ Adjusted Carrying Value	Fair Value Over Book/Adjusted Carrying Value	Book/Adjusted Carrying Value Over Fair Value	Estimated Fair Value

Bonds:

U.S. governments	$30,259	$4,092	$(10)	$34,341

All other governments	4,912	530	(11)	5,431

States, territories and possessions	730	112	—	842

Political subdivisions of states, territories, and possessions	641	64	(1)	704

Special revenue and special assessment, non-guaranteed agencies and government	19,424	1,702	(5)	21,121

Credit tenant loans	10,482	1,065	(7)	11,540

Industrial and miscellaneous	116,207	10,190	(155)	126,242

Hybrids	385	87	(5)	467

Parent, subsidiaries and affiliates	696	—	(1)	695

Bank loans	5,282	53	(84)	5,251

Total	$189,018	$17,895	$(279)	$206,634

Impairment Review Process: All securities are subjected to the Company’s process for identifying OTTI. The Company writes down securities it deems to have an OTTI in value during the period the securities are deemed to be impaired, based on management’s case-by-case evaluation of the decline in value and prospects for recovery. Management considers a wide range of factors in the impairment evaluation process, including, but not limited to, the following: (a) the length of time the fair value has been below amortized cost; (b) the financial condition and near-term prospects of the issuer; (c) whether the debtor is current on contractually obligated interest and principal payments; (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for any anticipated recovery in fair value or repayment; (e) information obtained from regulators and ratings agencies; (f) the potential for impairments in an entire industry sector or sub-sector; (g) the potential for impairments in certain economically-depressed geographic locations and (h) the potential for impairment based on an estimated discounted cash flow analysis for structured and loan-backed securities. Where impairment is considered to be other-than-temporary, the Company recognizes a realized loss and adjusts the cost basis of the security accordingly. The Company does not change the revised cost basis for subsequent recoveries in value.

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-63

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

Unrealized Losses on Bonds, Preferred Stocks and Unaffiliated Common Stocks: The gross unrealized losses and estimated fair values for securities by the length of time that individual securities are in a continuous unrealized loss position are shown in the table below (in millions):

	Less than twelve months			Twelve months or more
	Amortized Cost	Gross Unrealized Loss	Estimated Fair Value	Amortized Cost	Gross Unrealized Loss	Estimated Fair Value

December 31, 2020

Loan-backed and structured bonds	$1,477	$(112)	$1,365	$504	$(75)	$429

All other bonds	9,219	(237)	8,982	2,878	(158)	2,720

Total bonds	$10,696	$(349)	$10,347	$3,382	$(233)	$3,149

Unaffiliated common stocks	129	(7)	122	8	(7)	1

Preferred stocks	32	(16)	16	4	(4)	—

Total bonds and stocks	$10,857	$(372)	$10,485	$3,394	$(244)	$3,150

	Less than twelve months			Twelve months or more
	Amortized Cost	Gross Unrealized Loss	Estimated Fair Value	Amortized Cost	Gross Unrealized Loss	Estimated Fair Value

December 31, 2019

Loan-backed and structured bonds	$1,427	$(17)	$1,410	$1,168	$(74)	$1,094

All other bonds	3,065	(66)	2,998	3,964	(179)	3,785

Total bonds	$4,492	$(83)	$4,408	$5,132	$(253)	$4,879

Unaffiliated common stocks	69	(9)	60	5	(2)	3

Preferred stocks	30	(2)	28	—	—	—

Total bonds and stocks	$4,591	$(94)	$4,496	$5,137	$(255)	$4,882

Based upon the Company’s current evaluation of these securities in accordance with its impairment policy, the Company has concluded that these securities are not other-than-temporarily impaired. Additionally, the Company currently intends and has the ability to hold the securities with unrealized losses for a period of time sufficient for them to recover.

Scheduled Maturities of Bonds: The carrying value and estimated fair value of bonds, categorized by contractual maturity, are shown below. Bonds not due at a single maturity date have been included in the following table based on the year of final maturity. Actual maturities may differ from contractual maturities because borrowers may prepay obligations with or without call or prepayment penalties. Mortgage-backed, asset-backed, and bond exchange traded fund securities are shown separately in the table below, as they are not due at a single maturity date (in millions):

	December 31, 2020		December 31, 2019
	Book/ Adjusted Carrying Value	Estimated Fair Value	Book/ Adjusted Carrying Value	Estimated Fair Value

Due in one year or less	$3,420	$3,468	$3,254	$3,287

Due after one year through five years	31,057	33,192	29,150	30,359

Due after five years through ten years	35,216	39,440	34,615	37,110

Due after ten years	69,573	85,181	62,186	71,614

Subtotal	139,266	161,281	129,205	142,370

Residential mortgage-backed securities	25,808	29,121	28,193	30,610

Commercial mortgage-backed securities	10,204	10,948	10,320	10,722

Asset-backed securities	20,861	23,682	20,251	21,883

Exchange-traded funds	1,665	1,665	1,049	1,049

Subtotal	58,538	65,416	59,813	64,264

Total	$197,804	$226,697	$189,018	$206,634

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continued

Bond Diversification: The following table presents the diversification of the carrying values of long-term bond investments at December 31. Loan-backed and structured securities issued by the U.S. government are included in residential mortgage-backed securities and asset-backed securities.

	2020	2019

Residential mortgage-backed securities	13.0%	14.9%

Asset-backed securities	10.5	10.7

Finance and financial services	10.1	8.1

Manufacturing	9.9	9.7

Public utilities	9.9	9.7

U.S. governments	8.2	7.9

Other	7.8	7.0

Revenue and special obligations	7.0	7.2

Services	6.9	7.0

Commercial mortgage-backed securities	5.2	5.5

Oil and gas	4.2	3.6

Real estate investment trusts	3.0	3.9

All other governments	2.3	2.6

Communications	2.0	2.2

Total	100.0%	100.0%

The following table presents the carrying value of the long-term bond portfolio by investment grade as of December 31, (in millions):

	2020		2019

NAIC 1 and 2	$181,128	91.6%	$173,232	91.6%

NAIC 3 through 6	16,676	8.4	15,786	8.4

Total	$197,804	100.0%	$189,018	100.0%

Loan-backed and Structured Securities: The near-term prepayment assumptions for loan-backed and structured securities are based on historical averages drawing from performance experience for a particular transaction and may vary by security type. The long-term assumptions are adjusted based on expected performance.

For the years ended December 31, 2020 and 2019, the Company recognized OTTI on loan-backed and structured securities of $56 million and $14 million, respectively.

Other Disclosures: The following table represents the carrying amount of bonds and stocks denominated in a foreign currency as of December 31, (in millions):

	2020	2019

Carrying amount of bonds and stocks denominated in foreign currency	$4,332	$4,386

Carrying amount of bonds and stocks denominated in foreign currency which are collateralized by real estate	$512	$861

Note 4—mortgage loans

The Company originates mortgage loans that are principally collateralized by commercial real estate. The composition of the mortgage loan portfolio as of December 31, is as follows (in millions):

Loan Type	2020	2019

Commercial loans	$31,825	$29,377

Mezzanine loans	2,166	2,074

Residential loans	656	990

Total	$34,647	$32,441

The maximum and minimum lending rates for mortgage loans originated or purchased during 2020 and 2019 are as follows:

	2020		2019
Loan Type	Maximum	Minimum	Maximum	Minimum

Commercial loans	5.00%	2.70%	4.97%	1.70%

Mezzanine loans	5.85%	3.65%	9.50%	4.99%

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-65

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

The maximum percentage of any one loan to the value (“LTV”) of the property at the time of the loan, exclusive of insured, guaranteed or purchase money mortgages, originated or purchased during 2020 and 2019 are as follows:

	Maximum LTV
Loan Type	2020	2019

Commercial loans	69.0%	69.4%

Mezzanine loans	67.6%	78.1%

There were no residential mortgage loans originated or purchased during 2020 and 2019.

Impairment Review Process: The Company monitors the effects of current and expected market conditions and other factors on the collectability of mortgage loans to identify and quantify any impairment in value. Impairments are classified as either temporary, for which a recovery is anticipated, or other-than-temporary. Mortgage loans held to maturity with other-than-temporarily impaired values at December 31, 2020 and 2019 have been written down to net realizable values based upon independent appraisals of the collateral. For impaired mortgage loans where the impairments are deemed to be temporary, an allowance for credit losses is established.

Credit quality

For commercial mortgage loans, the primary credit quality indicators are the loan-to-value ratio, debt service coverage ratio and delinquency. Loan-to-value-ratios compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. Debt service coverage compares a property’s net operating income to amounts needed to service the principal and interest due under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The debt service coverage ratio and the loan-to-value ratio, as well as the values utilized in calculating these ratios, are updated quarterly, with a portion of the loan portfolio updated annually. Delinquency is defined as a mortgage loan which is past due. Commercial mortgage loans more than 30 days past due are considered delinquent.

For residential mortgage loans, the Company’s primary credit quality indicator is performance versus non- performance. The Company generally defines nonperforming residential mortgage loans as those that are 90 or more days past due and/or on non-accrual status. Generally, nonperforming residential loans have a higher risk of experiencing a credit loss.

The credit quality of the recorded investment, which represents carrying value plus accrued interest, in commercial mortgage loans at December 31, are as follows (in millions):

	Recorded Investment—Commercial
	Loan-to-value Ratios		Total	% of Total
	> 70%	< 70%

2020

Debt service coverage ratios:

Greater than 1.20x	$6,845	$25,034	$31,879	93.4%

Less than 1.20x	963	1,275	2,238	6.6

Construction	—	12	12	—

Total	$7,808	$26,321	$34,129	100.0%

2019

Debt service coverage ratios:

Greater than 1.20x	$3,459	$26,388	$29,847	94.6%

Less than 1.20x	624	1,013	1,637	5.2

Construction	—	79	79	0.2

Total	$4,083	$27,480	$31,563	100.0%

B-66	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

continued

Mortgage Loan Age Analysis: The following table sets forth an age analysis of mortgage loans and identification of mortgage loans in which the Company is a participant or co-lender in a mortgage loan agreement as of December 31, (in millions):

		Residential		Commercial
	Farm	Insured	All Other	Insured	All Other	Mezzanine	Total

2020

Recorded investment

Current	$—	$—	$657	$—	$31,922	$2,176	$34,755

30-59 days past due	$—	$—	$—	$—	$—	$—	$—

60-89 days past due	$—	$—	$—	$—	$—	$—	$—

90-179 days past due	$—	$—	$1	$—	$30	$—	$31

180+ days past due	$—	$—	$1	$—	$—	$—	$1

Participant or co-lender in a mortgage loan agreement

Recorded investment	$—	$—	$—	$—	$6,206	$2,176	$8,382

2019

Recorded investment

Current	$—	$—	$992	$—	$29,478	$2,084	$32,554

30-59 days past due	$—	$—	$2	$—	$—	$—	$2

60-89 days past due	$—	$—	$—	$—	$—	$—	$—

90-179 days past due	$—	$—	$—	$—	$—	$—	$—

Participant or co-lender in a mortgage loan agreement

Recorded investment	$—	$—	$—	$—	$6,071	$2,084	$8,155

Mortgage Loan Diversification: The following tables set forth the mortgage loan portfolio by property type and geographic distribution as of December 31,

	Mortgage Loans by Property Type (Commercial & Residential):
	2020	2019
	% of Total	% of Total

Office buildings	30.4%	30.9%

Shopping centers	22.8	24.0

Apartments	21.2	21.1

Industrial buildings	13.2	11.1

Other—commercial	10.5	9.8

Residential	1.9	3.1

Total	100.0%	100.0%

	Mortgage Loans by Geographic Distribution:
	2020		2019
	% of Total		% of Total
	Commercial	Residential	Commercial	Residential

South Atlantic	18.0%	16.0%	18.9%	15.1%

Pacific	19.8	42.8	19.2	45.3

South Central	12.2	7.4	12.8	6.8

Middle Atlantic	18.0	17.2	17.3	15.4

North Central	9.8	2.1	10.4	2.7

New England	7.3	6.7	7.0	5.8

Other	14.9	7.8	14.4	8.9

Total	100.0%	100.0%	100.0%	100.0%

Regional classification is based on American Council of Life Insurers regional chart. See below for details of regions.

South Atlantic states are DE, DC, FL, GA, MD, NC, SC, VA and WV

Pacific states are AK, CA, HI, OR and WA

South Central states are AL, AR, KY, LA, MS, OK, TN and TX

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-67

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

Middle Atlantic states are PA, NJ and NY

North Central states are IA, IL, IN, KS, MI, MN, MO, NE, ND, OH, SD and WI

New England states are CT, MA, ME, NH, RI and VT

Other comprises investments in Mountain states (AZ, CO, ID, MT, NV, NM, UT, and WY), Australia, Canada and United Kingdom.

Scheduled Mortgage Loan Maturities: At December 31, contractual maturities for mortgage loans are as follows (in millions):

	2020	2019
	Carrying Value	Carrying Value

Due in one year or less	$1,442	$635

Due after one year through five years	10,680	5,569

Due after five years through ten years	18,369	18,163

Due after ten years	4,156	8,074

Total	$34,647	$32,441

Actual maturities may differ from contractual maturities because borrowers may have the right to prepay mortgages, although prepayment premiums may be applicable.

With respect to impaired loans, the Company accrues interest income to the extent it is deemed collectible. Cash received on impaired mortgage loans that are performing according to their contractual terms is applied in accordance with those terms. For mortgage loans in the process of foreclosure, cash received is initially held in suspense and applied as a return of principal at the time that the foreclosure process is completed, or the mortgage is otherwise disposed.

There were no amounts due from related parties that are collateralized by real estate owned by the Company’s investment subsidiaries and affiliates for the years ended December 31, 2020 or 2019.

Note 5—real estate

At December 31, 2020 and 2019, the Company’s directly owned real estate investments, were carried net of third party mortgage encumbrances. There were $690 million of third party mortgage encumbrances as of December 31, 2020, and $625 million for December 31, 2019.

The directly owned real estate portfolio is diversified by property type and geographic region based on carrying value at December 31, as follows:

	Directly Owned Real Estate by Property Type:
	2020	2019
	% of Total	% of Total

Industrial buildings	50.7%	65.0%

Apartments	21.1	12.5

Office buildings	19.6	15.8

Retail	3.8	3.6

Mixed-use projects	2.4	2.2

Land under development	1.2	0.9

Income-producing land	1.2	0.0

Total	100.0%	100.0%

	Directly Owned Real Estate by Geographic Region:
	2020	2019
	% of Total	% of Total

Pacific	31.7%	37.3%

South Atlantic	27.3	23.3

South Central	15.8	10.4

Mountain	9.9	14.4

Middle Atlantic	9.4	6.8

North Central	5.9	7.8

Total	100.0%	100.0%

B-68	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

continued

Note 6—subsidiary, controlled and affiliated entities

The Company holds interests in SCA entities which are reported as common stock or other long-term investments. The carrying value of investments in SCA entities at December 31, are shown below (in millions):

	2020	2019

Net carrying value of the SCA entities

Reported as common stock	$4,841	$4,900

Reported as other long-term investments	21,909	24,088

Total net carrying value	$26,750	$28,988

As of December 31, 2020 and 2019, no investment in a SCA entity exceeded 10% of the Company’s admitted assets, and the Company does not have any investment in foreign insurance subsidiaries.

The following tables provide information on the Company’s significant investments in non-insurance SCA entities reported as common stock, as well as information received from the NAIC in response to the filing of the common stock investments as of December 31 (in millions):

	2020
SCA Entities	Percentage of SCA Ownership	Gross Amount	Admitted Amount	Nonadmitted Amount

TIAA FSB Holdings, Inc.	100%	$3,141	$3,141	$—

	2020
SCA Entity	Type of NAIC Filing	Date of Filing to the NAIC	NAIC Valuation Amount	NAIC Response Received Y/N	NAIC Disallowed Entities Valuation Method, Resubmission Required Y/N

TIAA FSB Holdings, Inc.	Sub-2	8/27/2020	$3,605	Y	N

	2019
SCA Entities	Percentage of SCA Ownership	Gross Amount	Admitted Amount	Nonadmitted Amount

TIAA FSB Holdings, Inc.	100%	$3,605	$3,605	$—

	2019
SCA Entity	Type of NAIC Filing	Date of Filing to the NAIC	NAIC Valuation Amount	NAIC Response Received Y/N	NAIC Disallowed Entities Valuation Method, Resubmission Required Y/N

TIAA FSB Holdings, Inc.	Sub-2	3/11/2019	$3,555	Y	N

The Company holds an interest in TIAA-CREF Life Insurance Company (“TIAA Life”), an insurance SCA entity, for which the audited statutory equity reflects NYDFS departures from NAIC SAP as noted below.

The deferred premium asset limitation results from the NYDFS Circular Letter No. 11 (2010), which prescribed the calculation and clarified the accounting for deferred premium assets when reinsurance is involved.

The Stable Value Separate Account (“SVSA”) products are accounted for at book value in accordance with New York Insurance Law (“NYIL”) Section 1414. The separate account liabilities for the benefits guaranteed under the contracts are carried at book value in accordance with NYIL section 4217, NYDFS Regulation No. 151. As of December 31, 2020, there were no remaining balances within the SVSA product and all contracts have been terminated.

The Department requires in Regulation No. 147 (11NYCRR 98) Valuation of Life Insurance Reserves Section 98.4 for any policy which guarantees renewal, or conversion to another policy, without evidence of insurability, additional reserves shall be held that account for excess mortality due to anti-selection with appropriate margins to cover expenses and risk of moderately adverse deviations in experience.

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-69

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

The following table provides the monetary effect on net income and surplus as a result of using NYDFS prescribed accounting practices that differed from NAIC SAP, the amount of the investment in the insurance SCA per audited statutory equity and amount of the investment if the insurance SCA had completed statutory financial statements in accordance with NAIC SAP (in millions):

	2020
	Monetary Effect on NAIC SAP		Amount of Investment
SCA Entity	Net Income Increase (Decrease)	Surplus Increase (Decrease)	Per Audited Statutory Equity	If the Insurance SCA Had Completed Statutory Financial Statements*

TIAA-CREF Life Insurance Company	$(1)	$7	$811	$818

*	Per NAIC SAP (without permitted or prescribed practices)

	2019
	Monetary Effect on NAIC SAP		Amount of Investment
SCA Entity	Net Income Increase (Decrease)	Surplus Increase (Decrease)	Per Audited Statutory Equity	If the Insurance SCA Had Completed Statutory Financial Statements*

TIAA-CREF Life Insurance Company	$1	$6	$514	$520

*	Per NAIC SAP (without permitted or prescribed practices)

During 2020 and 2019, had TIAA Life not departed from NAIC SAP a regulatory event would not have been triggered due to risk based capital.

The Company held bonds of affiliates at December 31, 2020 and 2019 of $341 million and $696 million, respectively.

As of December 31, 2020 and 2019, the net amount due to SCA entities was $643 million and $566 million, respectively. The net amounts are generally settled on a daily or monthly basis. These balances are reported in “Other assets” and “Other liabilities.” The Company has a subsidiary deposit program which allows certain subsidiaries the ability to deposit excess cash with the Company and earn daily interest. The deposits from this program are included in the net amount due to SCA entities and were $842 million and $798 million as of December 31, 2020 and 2019, respectively.

The Company holds investments in downstream non-insurance holding companies, which are valued by the Company utilizing the look-through approach as defined in SSAP 97, Investments in Subsidiary, Controlled and Affiliated Entities. The financial statements for the downstream non-insurance holding companies are not audited and the Company has limited the value of its investment in these non-insurance holding companies. All liabilities, commitments, contingencies, guarantees or obligations of these subsidiaries, which are required to be recorded as liabilities, commitments, contingencies, guarantees or obligations under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in these subsidiaries, if not already recorded in the subsidiaries’ financial statements. The Company’s carrying value in these downstream non-insurance holding companies is $6,695 million and $7,039 million as of December 31, 2020 and 2019, respectively. Significant holdings as of December 31, are as follows (in millions):

	2020	2019
Subsidiary	Carrying Value	Carrying Value

TIAA Global Ag Holdco LLC	$958	$953

TIAA Super Regional Mall Member Sub LLC	577	673

T-C Europe, LP	441	411

TIAA Infrastructure Investments, LLC	369	614

Occator Agricultural Properties, LLC	365	417

T-C Lux Fund Holdings LLC	352	327

T-C MV Member LLC	318	420

TGA APAC Fund Holdings, LLC	279	249

730 Power Development, LLC	263	292

NGFF Holdco, LLC	252	232

TIAA-Stonepeak Investments I, LLC	232	235

TGA MKP Member LLC	203	202

T-C Waterford Blue Lagoon LLC	197	196

TIAA Wind Investments LLC	186	184

B-70	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

continued

	2020	2019
Subsidiary	Carrying Value	Carrying Value

TIAA GTR Holdco LLC	$157	$171

730 Transmission, LLC	112	—

Broadleaf Timberland Investments, LLC	110	101

TEFF Holdco LLC	103	84

730 Data Centers, LLC	80	92

TGA FC Investor Member LLC	78	69

TGA EastRidge Investor Member LLC	75	—

TGA MS Self Storage Investor Member LLC	73	78

L.A. Teak Holdings, LLC	69	—

Actoil Colorado, LLC	—	296

Other	846	743

Total	$6,695	$7,039

Note 7—other long-term investments

The components of the Company’s carrying value in other long-term investments are (in millions):

	2020	2019

Affiliated other invested assets	$21,909	$24,088

Unaffiliated other invested assets	8,922	7,344

Receivables for securities and derivative collateral	487	168

Total other long-term investments	$31,318	$31,600

As of December 31, 2020 and 2019, affiliated other invested assets consist primarily of investments through downstream legal entities in the following (in millions):

	2020	2019

Real estate	$6,934	$7,084

Operating subsidiaries and affiliates	5,347	5,357

Investment subsidiaries	3,984	5,344

Agriculture and timber	4,212	4,346

Energy and infrastructure	1,432	1,957

Total affiliated other invested assets	$21,909	$24,088

Of the $5,347 million and $5,357 million of operating subsidiaries and affiliates as of December 31, 2020 and 2019, $5,060 million and $5,139 million were attributed to Nuveen, LLC, TIAA’s largest subsidiary, respectively.

As of December 31, 2020 and 2019, unaffiliated other invested assets consist primarily of joint ventures.

The following table presents the OTTI recorded for the years ended December 31, (in millions) for other long-term investments for which the carrying value is not expected to be recovered:

	2020	2019	2018

OTTI	$487	$182	$661

The following table presents the carrying value for other long-term investments denominated in foreign currency for the years ended December 31, (in millions):

	2020	2019

Other long-term investments denominated in foreign currency	$978	$1,186

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-71

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

Note 8—investments commitments

The outstanding obligation for future investments at December 31, 2020, is shown below by asset category (in millions):

	2021	In later years	Total Commitments

Bonds	$623	$97	$720

Stocks	37	30	67

Mortgage loans	549	—	549

Real estate	254	—	254

Other long-term investments	1,725	4,908	6,633

Total	$3,188	$5,035	$8,223

The funding of bond commitments is contingent upon the continued favorable financial performance of the potential borrowers, funding of stock commitments is contingent upon their continued favorable financial performance and the funding of real estate and commercial mortgage commitments is generally contingent upon the underlying properties meeting specified requirements, including construction, leasing and occupancy. The funding of residential mortgage loan commitments is contingent upon the loan meeting specified guidelines including property appraisal reviews and confirmation of borrower credit. For other long-term investments, primarily fund investments, there are scheduled capital calls that extend into future years.

Note 9—investment income and capital gains and losses

Net Investment Income: The components of net investment income for the years ended December 31, are as follows (in millions):

	2020	2019	2018

Bonds	$8,772	$8,748	$8,738

Stocks	121	159	79

Mortgage loans	1,388	1,407	1,268

Real estate	333	276	238

Derivatives	204	190	160

Other long-term investments	2,022	2,261	2,712

Cash, cash equivalents and short-term investments	3	9	8

Total gross investment income	12,843	13,050	13,203

Less investment expenses	(1,064)	(993)	(912)

Net investment income before amortization of IMR	11,779	12,057	12,291

Plus amortization of IMR	380	267	259

Net investment income	$12,159	$12,324	$12,550

Realized Capital Gains and Losses: The net realized capital gains (losses) on sales, redemptions and write- downs due to OTTI for the years ended December 31, are as follows (in millions):

	2020	2019	2018

Bonds	$1,382	$34	$129

Stocks	46	(185)	102

Mortgage loans	—	—	(65)

Real estate	27	112	22

Derivatives	1	132	58

Other long-term investments	(538)	(207)	(649)

Cash, cash equivalents and short-term investments	10	—	18

Total before capital gains taxes and transfers to IMR	928	(114)	(385)

Transfers to IMR	(1,678)	(208)	(272)

Net realized capital losses less capital gains taxes, after transfers to IMR	$(750)	$(322)	$(657)

B-72	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

continued

Write-downs of investments resulting from OTTI, included in the preceding table, are as follows for the years ended December 31, (in millions):

	2020	2019	2018

Other-than-temporary impairments: Bonds	$261	$212	$126

Stocks	67	236	72

Mortgage Loans	1	—	55

Other long-term investments	487	182	661

Total	$816	$630	$914

Information related to the sales of long term bonds are as follows for the years ended December 31, (in millions):

	2020	2019	2018

Proceeds from sales	$13,528	$6,757	$6,831

Gross gains on sales	$1,656	$250	$307

Gross losses on sales	$71	$75	$79

The Company performs periodic reviews of its portfolio to identify investments which may have deteriorated in credit quality to determine if any are candidates for sale in order to maintain a quality portfolio of investments. Investments which are deemed candidates for sale are continually monitored until sold and carried at the lower of amortized cost or fair value. In accordance with the Company’s valuation and impairment process, the investment will be monitored quarterly for further declines in fair value at which point an OTTI will be recorded until actual disposal of the investment.

Note 10—disclosures about fair value of financial instruments

Fair value of financial instruments

Included in the Company’s financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or for certain bonds and preferred stocks when carried at the lower of cost or fair value.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Fair values of financial instruments are based on quoted market prices when available. When market prices are not available, fair values are primarily provided by a third party-pricing service for identical or comparable assets, or through the use of valuation methodologies using observable market inputs. These fair values are generally estimated using a discounted cash flow analysis, incorporating current market inputs for similar financial instruments with comparable terms and credit quality. In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price in a hypothetical market. These valuation techniques involve management estimation and judgment for many factors including market bid/ask spreads, and such estimations may become significant with increasingly complex instruments or pricing models.

The Company’s financial assets and liabilities are classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100, Fair Value Measurements. The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1) and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s or a liability’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and Level 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

Level 1—Inputs are unadjusted quoted prices in active markets for identical assets and liabilities that the Company has the ability to access at the measurement date.

Level 2—Other than quoted prices within Level 1 inputs are observable for the asset or liability, either directly or indirectly.

Level 2 inputs include:

•	Quoted prices for similar assets or liabilities in active markets,

•	Quoted prices for identical or similar assets or liabilities in markets that are not active,

•	Inputs other than quoted prices that are observable for the asset or liability,

•	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-73

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

Level 3—Inputs are unobservable inputs for the asset or liability supported by little or no market activity. Unobservable inputs reflect the Company’s own assumptions about the assumptions that market participants would use in pricing the asset or liability. The Company’s data used to develop unobservable inputs is adjusted if information is reasonably available without undue cost and effort that indicates that market participants would use different assumptions.

Net Asset Value (“NAV”) practical expedient—TIAA has elected the NAV practical expedient for certain investments held by its separate account. These investments are excluded from the valuation hierarchy, as these investments are fair valued using their net asset value as a practical expedient since market quotations or values from independent pricing services are not readily available. The separate account assets that have elected the NAV practical expedient represent investments in limited partnerships and limited liability companies that invest in real estate properties. The fair value, determined by the NAV practical expedient, of these assets were $393 million and $312 million for the years ended December 31, 2020 and 2019, respectively, and total unfunded commitments were $677 million and $337 million for the years ended December 31, 2020 and 2019, respectively. For these investments, redemptions are prohibited prior to liquidation.

The following table provides information about the aggregate fair value for all financial instruments and their level within the fair value hierarchy as well as investments valued at their NAV, at December 31, 2020 (in millions):

	Aggregate Fair Value	Admitted Assets	Level 1	Level 2	Level 3	Net Asset Value (NAV)

Assets:

Bonds	$226,697	$197,804	$1,665	$219,351	$5,681	$—

Common stock	802	802	487	—	315	—

Preferred stock	457	363	34	147	276	—

Mortgage loans	35,641	34,647	—	—	35,641	—

Derivatives	549	627	—	82	467	—

Other invested assets	100	76	—	100	—	—

Contract loans	1,493	1,493	—	—	1,493	—

Separate account assets	42,982	42,806	16,925	3,368	22,296	393

Cash, cash equivalents & short term investments	2,460	2,461	189	2,271	—	—

Total	$311,181	$281,079	$19,300	$225,319	$66,169	$393

	Aggregate Fair Value	Statement Value	Level 1	Level 2	Level 3	Net Asset Value (NAV)

Liabilities:

Deposit-type contracts	$3,254	$3,254	$—	$—	$3,254	$—

Separate account liabilities	42,724	42,724	—	—	42,724	—

Derivatives	495	500	—	495	—	—

Total	$46,473	$46,478	$—	$495	$45,978	$—

The following table provides information about the aggregate fair value for all financial instruments and their level within the fair value hierarchy as well as investments valued at their NAV at December 31, 2019 (in millions):

	Aggregate Fair Value	Admitted Assets	Level 1	Level 2	Level 3	Net Asset Value (NAV)

Assets:

Bonds	$206,635	$189,018	$1,049	$198,586	$7,000	$—

Common stock	757	757	509	—	248	—

Preferred stock	522	415	47	71	404	—

Mortgage loans	33,338	32,441	—	—	33,338	—

Derivatives	931	794	—	401	530	—

Other invested assets	96	76	—	96	—	—

Contract loans	1,803	1,803	—	—	1,803	—

Separate account assets	43,884	43,827	15,246	5,869	22,457	312

Cash, cash equivalents & short term investments	902	902	355	547	—	—

Total	$288,868	$270,033	$17,206	$205,570	$65,780	$312

The following table provides information about the aggregate fair value for all financial instruments and their level within the fair value hierarchy as well as investments valued at their NAV at December 31, 2019 (in millions):

B-74	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

continued

	Aggregate Fair Value	Statement Value	Level 1	Level 2	Level 3	Net Asset Value (NAV)

Liabilities:

Deposit-type contracts	$1,600	$1,600	$—	$—	$1,600	$—

Separate account liabilities	43,765	43,765	—	—	43,765	—

Derivatives	192	198	—	192	—	—

Total	$45,557	$45,563	$—	$192	$45,365	$—

The estimated fair values of the financial instruments presented above are determined by the Company using market information available as of December 31, 2020 and 2019. Considerable judgment is required to interpret market data in developing the estimates of fair value for financial instruments for which there are no available market value quotations. The estimates presented are not necessarily indicative of the amounts the Company could realize in a market exchange. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

Level 1 financial instruments

Unadjusted quoted prices for these securities are provided to the Company by independent pricing services. Common stock, preferred stock, and separate account assets in Level 1 primarily include mutual fund investments valued by the respective mutual fund companies, exchange listed equities, and public real estate investment trusts. Bonds included in level 1 represent SVO-identified exchange traded funds that qualify for bond treatment, which are valued using quoted market prices. Cash included in Level 1 represents cash on hand.

Level 2 financial instruments

Bonds included in Level 2 are valued principally by third party pricing services using market observable inputs. Because most bonds do not trade daily, independent pricing services regularly derive fair values using recent trades of securities with similar features. When recent trades are not available, pricing models are used to estimate the fair values of securities by discounting future cash flows at estimated market interest rates. Typical inputs to models used by independent pricing services include but are not limited to benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, reference data, and industry and economic events. Additionally, for loan-backed and structured securities, valuation is based primarily on market inputs including benchmark yields, expected prepayment speeds, loss severity, delinquency rates, weighted average coupon, weighted average maturity and issuance specific information. Issuance specific information includes collateral type, payment terms of underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans.

Preferred stocks included in Level 2 include those which are traded in an inactive market for which prices for identical securities are not available. Valuations are based principally on observable inputs including quoted prices in markets that are not considered active.

Derivative assets and liabilities classified in Level 2 represent over-the-counter instruments that include, but are not limited to, fair value hedges using foreign currency swaps, foreign currency forwards, commodity forwards, interest rate swaps and credit default swaps. Fair values for these instruments are determined internally using market observable inputs that include, but are not limited to, forward currency rates, interest rates, credit default rates and published observable market indices.

Other invested assets in Level 2 are valued by a third party pricing vendor using primarily observable market inputs. Observable inputs include benchmark yields, reported trades, market dealer quotes, issuer spreads, two- sided markets, benchmark securities, bids, offers and reference data.

Separate account assets in Level 2 consist principally of short-term government agency notes and corporate bonds.

Cash equivalents included in Level 2 are valued principally by third party services using market observable inputs.

Level 3 financial instruments

Valuation techniques for bonds included in Level 3 are generally the same as those described in Level 2 except that the techniques utilize inputs that are not readily observable in the market, including illiquidity premiums and spread adjustments to reflect industry trends or specific credit-related issues. The Company assesses the significance of unobservable inputs for each security and classifies that security in Level 3 as a result of the significance of unobservable inputs.

Estimated fair value for privately traded common equity securities are principally determined using valuation and discounted cash flow models that require a substantial level of judgment. Included in Level 3 common stock is the Company’s holdings in the Federal Home Loan Bank of New York (“FHLBNY”) stock as described in Note 19—FHLBNY Membership and Borrowings. As prescribed in the FHLBNY’s capital plan, the par value of the capital stock is $100 and all capital stock is issued, redeemed, repurchased, or transferred at par value. Since there is not an observable market for the FHLBNY’s stock, these securities have been classified as Level 3.

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-75

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

Preferred shares are valued using valuation and discounted cash flow models that require a substantial level of judgment.

Mortgage loans are valued using discounted cash flow models that utilize inputs which include loan and market interest rates, credit spreads, the nature and quality of underlying collateral and the remaining term of the loans.

Derivatives assets classified as Level 3 represent structured financial instruments that rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be corroborated by observable market data. Significant inputs that are unobservable generally include references to inputs outside the observable portion of credit curves or other relevant market measures. These unobservable inputs require significant management judgment or assumptions. Level 3 methodologies are validated through periodic comparison of the Company’s fair values to external broker-dealer values.

Contract loans are fully collateralized by the cash surrender value of underlying insurance policies and are valued based on the carrying value of the loan, which is determined to be its fair value, and are classified as Level 3.

Separate account assets classified as Level 3 primarily include directly owned real estate properties, real estate joint ventures and real estate limited partnerships. Directly owned real estate properties are valued on a quarterly basis based on independent third party appraisals. Real estate joint venture interests are valued based on the fair value of the underlying real estate, any related mortgage loans payable and other factors such as ownership percentage, ownership rights, buy/sell agreements, distribution provisions and capital call obligations. Real estate limited partnership interests are valued based on the most recent NAV of the partnership.

Separate account liabilities are accounted for at fair value, except the TIAA Stable Value separate account, which supports book value separate account agreements, in which case the assets are accounted for at amortized cost. Separate account liabilities reflect the contractual obligations of the insurer arising out of the provisions of the insurance contract.

Deposit-type contracts include funding agreements used in an investment spread capacity. Fair value of funding agreements is determined by discounted cash flow analysis using funding agreement interest rates as of the reporting date. Other deposit-type contracts are valued based on the accumulated account value, which approximates fair value. All deposit-type contracts are classified as Level 3.

Assets and Liabilities Measured and Reported at Fair Value

The following table provides information about the aggregate fair value for financial instruments measured and reported at fair value and their level within the fair value hierarchy as well as investments valued at their NAV at December 31, (in millions):

	2020
	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total

Assets at fair value:

Bonds

U.S. Government	$—	$1,765	$—	$—	$1,765

Industrial and miscellaneous	1,665	146	90	—	1,901

Total bonds	$1,665	$1,911	$90	$—	$3,666

Common stock

Industrial and miscellaneous	$487	$—	$315	$—	$802

Total common stocks	$487	$—	$315	$—	$802

Preferred stock	$—	$—	$92	$—	$92

Total preferred stocks	$—	$—	$92	$—	$92

Derivatives

Interest rate contracts	$—	$21	$—	$—	$21

Foreign exchange contracts	—	240	—	—	240

Total derivatives	$—	$261	$—	$—	$261

Separate accounts assets	$16,901	$744	$22,296	$393	$40,334

Total assets at fair value	$19,053	$2,916	$22,793	$393	$45,155

Liabilities at fair value:

Derivatives

Foreign exchange contracts	$—	$338	$—	$—	$338

Credit default swaps	—	2	—	—	2

Total liabilities at fair value	$—	$340	$—	$—	$340

B-76	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

continued

			2019
	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total

Assets at fair value:

Bonds

U.S. Government	$—	$1,393	$—	$—	$1,393

Industrial and miscellaneous	1,049	158	49	—	1,256

Total bonds	$1,049	$1,551	$49	$—	$2,649

Common stock

Industrial and miscellaneous	$509	$—	$248	$—	$757

Total common stocks	$509	$—	$248	$—	$757

Preferred stock	$—	$—	$28	$—	$28

Total preferred stocks	$—	$—	$28	$—	$28

Derivatives

Interest rate contracts	$—	$12	$—	$—	$12

Foreign exchange contracts	—	396	—	—	396

Total derivatives	$—	$408	$—	$—	$408

Separate accounts assets	$15,227	$4,158	$22,457	$312	$42,154

Total assets at fair value	$16,785	$6,117	$22,782	$312	$45,996

Liabilities at fair value:

Derivatives

Foreign exchange contracts	$—	$164	$—	$—	$164

Credit default swaps	—	3	—	—	3

Total liabilities at fair value	$—	$167	$—	$—	$167

Reconciliation of Level 3 assets and liabilities measured and reported at fair value:

The following is a reconciliation of the beginning and ending balances for assets and liabilities measured and reported at fair value using Level 3 inputs at December 31, 2020 (in millions):

	Balance at 1/1/2020	Transfers into Level 3		Transfers out of Level 3	Total gains & (losses) included in Net Income	Total gains & (losses) included in Surplus	Purchases	Issuances	Sales	Settlements	Ending Balance at 12/31/2020

Bonds	$49	$76	[a]	$—	$(12)	$(11)	$—	$1	$(6)	$(7)	$90

Common stock	248	—		—	13	3	4,954	—	(4,903)	—	315

Preferred stock	28	71	[b]	(26)[c]	2	(19)	60	—	(1)	(23)	92

Separate account assets	22,457	—		—	(101)	(763)	1,466	—	(761)	(2)	22,296

Total	$22,782	$147		$(26)	$(98)	$(790)	$6,480	$1	$(5,671)	$(32)	$22,793

(a)	The Company transferred bonds into Level 3 that were measured and reported at fair value.
(b)	The Company transferred preferred stocks into Level 3 that were measured and reported at fair value.
(c)	The Company transferred preferred stocks out of Level 3 that were not measured and reported at fair value

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-77

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

The following is a reconciliation of the beginning and ending balances for assets and liabilities measured and reported at fair value using Level 3 inputs at December 31, 2019 (in millions):

	Balance at 1/1/2019	Transfers into Level 3		Transfers out of Level 3	Total gains & (losses) included in Net Income	Total gains & (losses) included in Surplus	Purchases	Issuances	Sales	Settlements	Ending Balance at 12/31/2019

Bonds	$100	$41	[a]	$(45)[b]	$(23)	$7	$16	2	$(46)	$(3)	$49

Common stock	195	—		—	(9)	10	1,652	—	(1,600)	—	248

Preferred stock	4	12	[c]	(18)[d]	—	—	30	—	—	—	28

Separate account assets	20,491	—		—	155	160	3,024	—	(1,757)	384	22,457

Total	$20,790	$53		$(63)	$123	$177	$4,722	2	$(3,403)	$381	$22,782

(a)	The Company transferred bonds into Level 3 that were measured and reported at fair value.
(b)	The Company transferred bonds out of Level 3 that were not measured and reported at fair value.
(c)	The Company transferred preferred stocks into Level 3 that were measured and reported at fair value.
(d)	The Company transferred preferred stocks out of Level 3 that were not measured and reported at fair value.

The Company’s policy is to recognize transfers into and out of Level 3 at the actual date of the event or change in circumstances that caused the transfer.

Quantitative information regarding level 3 fair value measurements

The following table provides quantitative information on significant unobservable inputs (Level 3) used in the fair value measurement of assets that are measured and reported at fair value at December 31, 2020 (in millions):

Financial Instrument	Fair Value	Valuation Techniques	Significant Unobservable Inputs	Range of Inputs	Weighted Average

Fixed maturity securities:

Bank Loans	$45	Market Comparable	Credit analysis/market comparable	$75–$89	$79

RMBS	$2	Discounted cash Flow	Discount rate	3.1%	3.1%

ABS	$43	Discounted cash Flow	Discount rate	23.0%–25.0%	23.8%

Equity securities:

Common stock	$315	Market comparable	EBITDA multiple	4.2x–19.5x	11.4x

		Equity method	Book value multiple	1.0x	1.0x

		Market comparable	Credit analysis/market comparable	$260	$260

Preferred stock	$92	Market comparable	EBITDA multiple	6.4x–10.5x	8.1x

Separate account assets:

Real estate properties and real estate joint ventures	$22,894

Office properties		Income approach—discounted cash flow	Discount rate	5.5%–9.0%	6.7%

			Terminal capitalization rate	4.0%–8.3%	5.6%

		Income approach—direct capitalization	Overall capitalization rate	4.0%–8.0%	5.0%

Industrial properties		Income approach—discounted cash flow	Discount rate	5.2%–9.0%	6.6%

			Terminal capitalization rate	4.3%–7.3%	5.4%

		Income approach—direct capitalization	Overall capitalization rate	3.8%–7.0%	4.8%

Residential properties		Income approach—discounted cash flow	Discount rate	5.5%–7.8%	6.4%

			Terminal capitalization rate	4.3%–6.8%	5.1%

		Income approach—direct capitalization	Overall capitalization rate	3.8%–6.0%	4.6%

Retail properties		Income approach—discounted cash flow	Discount rate	5.0%–12.0%	6.8%

			Terminal capitalization rate	4.3%–9.4%	5.7%

		Income approach—direct capitalization	Overall capitalization rate	4.0%–11.5%	5.2%

Hotel properties		Income approach—discounted cash flow	Discount rate	10.3%	10.3%

			Terminal capitalization rate	7.8%	7.8%

		Income approach—direct capitalization	Overall capitalization rate	7.8%	7.8%

B-78	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

continued

Separate account real estate assets include the values of the related mortgage loans payable in the table below:

Financial Instrument	Fair Value	Valuation Techniques	Significant Unobservable Inputs	Range of Inputs	Weighted Average

Mortgage loans payable	$(2,411)

Office properties		Discounted cash flow	Loan to value ratio Equivalency rate	35.4%–54.9% 2.4%–3.3%	45.5 3.0	% %

			Loan to value ratio	35.4%–54.9%	45.5%

		Net present value	Weighted average cost of capital risk premium multiple	1.2–1.4	1.3

Industrial properties			Loan to value ratio	54.6%–59.2%	56.6%

		Discounted cash flow	Equivalency rate	3.3%	3.3%

			Loan to value ratio	54.6%–59.2%	56.6%

		Net present value	Weighted average cost of capital

			risk premium multiple	1.4–1.5	1.5

Residential properties			Loan to value ratio	29.6%–65.9%	48.2%

		Discounted cash flow	Equivalency rate	2.3%–3.2%	2.8%

			Loan to value ratio	29.6%–65.9%	48.2%

		Net present value	Weighted average cost of capital risk premium multiple	1.2–1.7	1.4

Retail properties			Loan to value ratio	40.2%–73.4%	47.6%

		Discounted cash flow	Equivalency rate	2.8%–4.2%	3.0%

			Loan to value ratio	40.2%–73.4%	47.6%

		Net present value	Weighted average cost of capital risk premium multiple	1.3–1.8	1.4

Separate account real estate assets include the values of the related loan receivable in the table below:

Financial Instrument	Fair Value	Valuation Techniques	Significant Unobservable Inputs	Range of Inputs	Weighted Average

Loan receivable	$1,563

Office properties		Discounted cash flow	Loan to value ratio Equivalency rate	50.6%–91.8% 3.5%–9.6%	77.2 6.6	% %

Industrial properties		Discounted cash flow	Loan to value ratio Equivalency rate	30.9%–90.2% 4.3%–12.7%	69.1 6.8	% %

Residential properties		Discounted cash flow	Loan to value ratio Equivalency rate	47.4%–74.7% 3.2%–7.0%	64.1 4.9	% %

Retail properties		Discounted cash flow	Loan to value ratio Equivalency rate	61.2%–86.2 5.4%–9.9%	68.7 6.3	% %

Separate account real estate assets include the values of the real estate operating business in the table below:

Financial Instrument	Fair Value	Valuation Techniques	Significant Unobservable Inputs	Range of Inputs	Weighted Average

Real estate operating business	$250	Discounted cash flow Market approach	Discount rate Terminal growth rate EBITDA multiple	6.5%–8.0% 2.0%–2.5% 13.9x

Additional qualitative information on fair valuation process

The Company has various processes and controls in place to ensure that fair value is reasonably estimated. The procedures and framework for fair value methodologies are approved by the TIAA Valuation Committee. The Risk Management Valuation group is responsible for the determination of fair value in accordance with the procedures and framework approved by the TIAA Valuation Committee.

Risk Management Valuation (1) compares price changes between periods to current market conditions, (2) compares trade prices of securities to fair value estimates, (3) compares prices from multiple pricing sources, and (4) performs ongoing vendor due diligence to confirm that independent pricing services use market-based parameters for valuation. Internal and vendor valuation methodologies are reviewed on an ongoing basis and revised as necessary based on changing market conditions to ensure values represent a reasonable exit price.

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-79

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

Markets in which the Company’s fixed income securities trade are monitored by surveying the Company’s traders. Risk Management Valuation determines if liquidity is active enough to support a Level 2 classification. Use of independent non-binding broker quotations may indicate a lack of liquidity or the general lack of transparency in the process to develop these price estimates, causing them to be considered Level 3.

Level 3 equity investments generally include private equity co-investments along with general and limited partnership interests. Values are derived by the general partners. The partners generally fair value these instruments based on projected net earnings, earnings before interest, taxes depreciation and amortization, discounted cash flow, public or private market transactions, or valuations of comparable companies. When using market comparable, certain adjustments may be made for differences between the reference comparable and the investment, such as liquidity. Investments may also be valued at cost for a period of time after an acquisition, as the best indication of fair value.

With respect to real property investments in TIAA’s Real Estate Account, each property is appraised, and each mortgage loan is valued, at least once every calendar quarter. Each property is appraised by an independent, third party appraiser, reviewed by the Company’s internal appraisal staff and as applicable, the Real Estate Account’s independent fiduciary. Any differences in the conclusions of the Company’s internal appraisal staff and the independent appraiser are reviewed by the independent fiduciary, who will make a final determination. The independent fiduciary was appointed by a special subcommittee of the Investment Committee of TIAA Board of Trustees to, among other things, oversee the appraisal process. The independent fiduciary must approve all independent appraisers used by the Real Estate Account.

Mortgage loans payable are valued internally by the Risk Management Valuation group, and reviewed by the Real Estate Account’s independent fiduciary, at least quarterly based on market factors, such as market interest rates and spreads for comparable loans, the performance of the underlying collateral (such as the loan-to-value ratio and the cash flow of the underlying collateral), the liquidity for mortgage loans of similar characteristics, the maturity date of the loan, the return demands of the market.

The loans receivable are valued internally by the Risk Management Valuation group, and reviewed by the Real Estate Account’s independent fiduciary, at least quarterly based on market factors, such as market interest rates and spreads for comparable loans, the liquidity for loans of similar characteristics, the performance of the underlying collateral (such as the loan-to-value ratio and the cash flow of the underlying collateral) and the credit quality of the counterparty. The Real Estate Account continues to use the revised value after valuation adjustments for the loan receivable to calculate the Account’s daily NAV until the next valuation review.

Note 11—restricted assets

The following tables provide information on the amounts and nature of assets pledged to others as collateral or otherwise restricted by the Company as of December 31, (in millions):

	2020
	1	2	3	4	5	6	7	8	9	10	11
Restricted Asset Category	Total General Account (G/A)	G/A Supporting (S/A) Activity	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	Total (1 plus 3)	Total From Prior Year	Increase/ (Decrease) (5 minus 6)	Total Non admitted Restricted	Total Admitted Restricted (5 minus 8)	Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets

Collateral held under security lending agreements	$361	$—	$4	$—	$365	$395	$(30)	$—	$365	0.11%	0.11%

FHLB capital stock	181	—	—	—	181	104	77	—	181	0.05	0.06

On deposit with states	17	—	—	—	17	17	—	—	17	0.01	0.01

Pledged as collateral to FHLB (including assets backing funding agreements)	1,990	—	—	—	1,990	449	1,541	—	1,990	0.60	0.61

Pledged as collateral not captured in other categories	269	—	—	—	269	35	234	—	269	0.08	0.08

Other restricted assets	—	—	23	—	23	124	(101)	—	23	0.01	0.01

Total restricted assets	$2,818	$—	$27	$—	$2,845	$1,124	$1,721	$—	$2,845	0.86%	0.88%

B-80	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

continued

	2019
	1	2	3	4	5	6	7	8	9	10	11
Restricted Asset Category	Total General Account (G/A)	G/A Supporting (S/A) Activity	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	Total (1 plus 3)	Total From Prior Year	Increase/ (Decrease) (5 minus 6)	Total Non admitted Restricted	Total Admitted Restricted (5 minus 8)	Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets

Collateral held under security lending agreements	$363	$—	$32	$—	$395	$636	$(241)	$—	$395	0.12%	0.13%

FHLB capital stock	104	—	—	—	$104	82	22	—	104	0.03	0.03

On deposit with states	17	—	—	—	$17	17	—	—	17	0.01	0.01

Pledged as collateral to FHLB (Including assets backing funding agreements)	449	—	—	—	$449	0	449	—	449	0.14	0.14

Pledged as collateral not captured in other categories	35	—	—	—	$35	26	9	—	35	0.01	0.01

Other restricted assets	99	—	25	—	$124	224	(100)	—	124	0.04	0.04

Total restricted assets	$1,067	$—	$57	$—	$1,124	$985	$139	$—	$1,124	0.35%	0.36%

The pledged as collateral not captured in other categories represents derivative collateral the Company has pledged and collateral pledged associated with forward loan purchase agreements.

The other restricted assets represents preferred stocks held within the general account for which the transfer of ownership was restricted by contractual requirements and real estate deposits held within separate accounts.

The following tables provide the collateral received and reflected as assets by the Company and the recognized obligation to return collateral assets as of December 31, (in millions):

	2020
Collateral Assets	Book/Adjusted Carrying Value (BACV)	Fair Value	BACV to Total Assets (Admitted and Nonadmitted)	BACV to Total Admitted Assets

General Account:

Cash, cash equivalents and short-term investments	$356	$356	0.12%	0.13%

Securities lending collateral assets	361	361	0.13%	0.13%

Total General Account Collateral Assets	$717	$717	0.25%	0.25%

Separate Account:

Securities lending collateral assets	$4	$4	0.01%	0.01%

Total Separate Account Collateral Assets	$4	$4	0.01%	0.01%

	2020
	Amount	% of Total Liabilities

Recognized Obligation to Return Collateral Asset (General Account)	$717	0.29%

Recognized Obligation to Return Collateral Asset (Separate Account)	$4	0.01%

	2019
Collateral Assets	Book/Adjusted Carrying Value (BACV)	Fair Value	BACV to Total Assets (Admitted and Nonadmitted)	BACV to Total Admitted Assets

General Account:

Cash, cash equivalents and short-term investments	$868	$868	0.32%	0.32%

Securities lending collateral assets	363	363	0.13%	0.13%

Total General Account Collateral Assets	$1,231	$1,231	0.45%	0.45%

Separate Account:

Securities lending collateral assets	$32	$32	0.07%	0.07%

Total Separate Account Collateral Assets	$32	$32	0.07%	0.07%

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-81

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

	2019
	Amount	% of Total Liabilities

Recognized Obligation to Return Collateral Assets (General Account)	$1,231	0.53%

Recognized Obligation to Return Collateral Asset (Separate Account)	$32	0.07%

The Company receives primarily cash collateral for derivatives. The Company reinvests the cash collateral or uses the cash for general corporate purposes.

Note 12—derivative financial instruments

The Company uses derivative instruments for economic hedging and asset replication purposes. The Company does not engage in derivative financial instrument transactions for speculative purposes. The Company does not enter into derivative financial instruments with financing premiums.

Counterparty and Credit Risk: Derivative financial instruments used by the Company may be exchange-traded or contracted in the over-the-counter market (“OTC”). The Company’s OTC derivative transactions are cleared and settled through central clearing counterparties (“OTC-cleared”) or through bilateral contracts with other counterparties (“OTC-bilateral”). Should an OTC-bilateral counterparty fail to perform its obligations under contractual terms, the Company may be exposed to credit-related losses. The current credit exposure of the Company’s derivatives is limited to the net positive fair value of derivatives at the reporting date, after taking into consideration the existence of netting agreements and any collateral received. All of the credit exposure for the Company from OTC-bilateral contracts is with investment grade counterparties. The Company also monitors its counterparty credit quality on an ongoing basis.

The Company currently has International Swaps and Derivatives Association (“ISDA”) master swap agreements in place with each derivative counterparty relating to OTC transactions. In addition to the ISDA agreement, Credit Support Annexes (“CSA”), which are bilateral collateral agreements, are put in place with a majority of the Company’s derivative OTC-bilateral counterparties. The CSAs allow the Company’s mark-to-market exposure to a counterparty to be collateralized by the posting of cash or highly liquid U.S. government securities. The Company also exchanges cash and securities margin for derivatives traded through a central clearinghouse. As of December 31, 2020 and 2019, counterparties pledged $356 million and $908 million, respectively, of cash collateral and margin to the Company.

The Company must also post collateral or margin to the extent its net position with a given counterparty or clearinghouse is at a loss relative to the counterparty. As of December 31, 2020 and 2019, the Company pledged the following collateral and margin to its counterparties (in millions):

	December 31,
	2020	2019

Cash collateral and margin	$253	$20

Securities collateral and margin	$9	$5

The amount of accounting loss the Company will incur if any party to the derivative contract fails completely to perform according to the terms of the contract and the collateral or other security, if any, for the amount due proved to be of no value to the Company is equal to the gross asset value and accrued interest receivable of all derivative contracts which, as of December 31, 2020 and 2019, were $713 million and $876 million, respectively.

Certain of the Company’s master swap agreements governing its derivative instruments contain provisions that require the Company to maintain a minimum credit rating from two of the major credit rating agencies. If the Company’s credit rating falls below the specified minimum, each of the counterparties to agreements with such requirements could terminate all outstanding derivative transactions between such counterparty and the Company. The termination requires immediate payment of amounts expected to approximate the net liability positions of such transactions with such counterparty. The aggregate fair value of all derivative instruments with credit-risk-related contingent features in a liability position on December 31, 2020 and 2019 were $265 million and $30 million, respectively, for which the Company posted collateral of $253 million and $20 million, respectively, through the normal course of business.

Derivative Types: The Company utilizes the following types of derivative financial instruments and strategies within its portfolio:

Interest Rate Swaps: The Company enters into interest rate swap contracts to economically hedge against the effect of interest rate fluctuations on certain variable interest rate bonds. The Company does not apply hedge accounting for these derivatives instruments.

Foreign Currency Swap Contracts: The Company enters into foreign currency swap contracts to exchange fixed and variable amounts of foreign currency at specified future dates and at specified rates (in U.S. dollars) as a cash flow hedge to manage currency risks on investments denominated in foreign currencies. The Company applies hedge accounting to certain of these derivatives instruments and fair value accounting to the majority of these derivatives instruments.

B-82	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

continued

Foreign Currency Forward Contracts: The Company enters into foreign currency forward contracts to exchange foreign currency at specified future dates and at specified rates (in U.S. dollars) to manage currency risks on investments denominated in foreign currencies. The Company does not apply hedge accounting for these derivatives instruments.

Purchased Credit Default Swap Contracts: The Company purchases credit default swaps to hedge against unexpected credit events on selective investments held in the Company’s investment portfolio. The Company pays a periodic fee in exchange for the right to put the underlying investment back to the counterparty at par upon a credit event by the underlying referenced issuer. Credit events are typically defined as bankruptcy, failure to pay, or certain types of restructuring. The Company does not apply hedge accounting for these derivatives instruments.

Written Credit Default Swaps used in Replication Transactions: Credit default swaps are used by the Company in conjunction with long-term bonds as replication synthetic asset transactions (“RSAT”). RSATs are derivative transactions (the derivative component) established concurrently with other investments (the cash component) in order to “replicate” the investment characteristics of another permissible instrument (the reference entity). The Company sells credit default swaps on single name corporate or sovereign credits, credit indices, or credit index tranches and provides credit default protection to the buyer. Events or circumstances that would require the Company to perform under a written credit default swap may include, but are not limited to, bankruptcy, failure to pay, debt moratorium, debt repudiation, debt restructuring, or default. The Company does not apply hedge accounting for these derivatives instruments.

Asset Swaps: The Company enters into asset swap contracts to hedge against inflation risk associated with its U.S. Treasury Inflation Protected Securities (TIPS). The Company also uses asset swap contracts in certain RSATs. For hedges of its TIPS, the Company pays all cash flows received from the TIPS security to the counterparty in exchange for fixed interest rate coupon payments. The Company applies hedge accounting for asset swaps used in hedging transactions, and does not apply hedge accounting for asset swaps used in RSATs.

Total Return Swaps: The Company enters into total return swap contracts in conjunction with long-term bonds as part of its RSAT strategy. The Company does not apply hedge accounting for these derivatives instruments.

Commodity Forward Contracts: The Company enters into forward contracts to sell crude oil at a specified price on a specified future date in order to economically hedge against the effect of fluctuations in crude oil prices on certain equity investments held in its investment portfolio. The Company does not apply hedge accounting for these derivatives instruments.

The table below illustrates the change in net unrealized capital gains and losses and realized capital gains and losses from derivative instruments. Instruments utilizing hedge accounting treatment are shown as qualifying hedge relationships. Instruments that utilize fair value accounting are shown as non-qualifying hedge relationships. Derivatives used in replication strategies are shown as derivatives used for other than hedging purposes (in millions):

	December 31, 2020		December 31, 2019		December 31, 2018
Qualifying hedge relationships	Change in Net Unrealized Capital Gain (Loss)	Net Realized Capital Gain (Loss)	Change in Net Unrealized Capital Gain (Loss)	Net Realized Capital Gain (Loss)	Change in Net Unrealized Capital Gain (Loss)	Net Realized Capital Gain (Loss)

Foreign currency swap contract	$(133)	$(1)	$(19)	$(5)	$19	$(2)

Total qualifying hedge relationships	(133)	(1)	(19)	(5)	19	(2)

Non-qualifying hedge relationships

Commodity forwards	—	—	—	—	18	(24)

Foreign currency swaps	(253)	112	(17)	22	493	15

Foreign currency forwards	(76)	(125)	(71)	108	115	47

Interest rate contracts	9	—	8	—	1	—

Purchased credit default swaps	—	—	—	—	4	(1)

Total non-qualifying hedge relationships	$(320)	$(13)	$(80)	$130	$631	$37

Derivatives used for other than hedging purposes	—	15	—	7	—	23

Total derivatives	$(453)	$1	$(99)	$132	$650	$58

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-83

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

Events or circumstances that would require the Company to perform under a written credit derivative position may include, but are not limited to, bankruptcy, failure to pay, debt moratorium, debt repudiation, restructuring of debt and acceleration, or default. The maximum potential amount of future payments (undiscounted) the Company could be required to make under the credit derivative is represented by the notional amount of the contract. Should a credit event occur, the amounts owed to a counterparty by the Company may be subject to recovery provisions that include, but are not limited to:

1.	Notional amount payment by the Company to Counterparty and/or delivery of physical security by Counterparty to the Company.

2.	Notional amount payment by the Company to Counterparty net of contractual recovery fee.

3.	Notional amount payment by the Company to Counterparty net of auction determined recovery fee.

The Company will record an other-than-temporary impairment loss on a derivative position if an existing condition or set of circumstances indicates there is a limited ability to recover an unrealized loss.

The Company enters into replication transactions whereby credit default swaps have been written by the Company on credit indices, credit index tranches, or single name corporate or sovereign credits. Credit index positions represent replications where credit default swaps have been written by the Company on the Dow Jones North American Investment Grade Series of indexes (DJ.NA.IG). Each index is comprised of 125 liquid investment grade credits domiciled in North America and represents a broad exposure to the investment grade corporate market. Index positions also represent replications where credit default swaps have been written by the Company on the Dow Jones North American High Yield Series of indexes (DJ.NA.HY). Each index is comprised of 100 high yield credits domiciled in North America and represents a broad exposure to the high yield corporate market.

The Company writes contracts on the “Senior” tranche of the Dow Jones North American Investment Grade Index Series 25, 27, 29, 31 and 33 (DJ.NA.IG.25, DJ.NA.IG.27, DJ.NA.IG.29, DJ.NA.IG.31 and DJ.NA.IG.33, respectively), whereby the Company is obligated to perform should the default rates of each index fall between 7%-15%. The Company also writes contracts on the “Super Senior” tranche of the Dow Jones North American High Yield Index Series 27 and 31 (DJ.NA.HY.27 and DJ.NA.HY.31, respectively), whereby the Company is obligated to perform should the default rates of each index fall between 35%-100%. The maximum potential amount of future payments (undiscounted) the Company could be required to make under these positions is represented by the notional amount of the contracts.

Information related to the credit quality of replication positions involving credit default swaps appears below. The values below are listed in order of their NAIC credit designation, with a designation of 1 having the highest credit quality based on the underlying asset referenced by the credit default swap (in millions):

		December 31, 2020			December 31, 2019
	Referenced Credit Obligation	CDS Notional Amount	CDS Estimated Fair Value	Weighted Average Years to Maturity	CDS Notional Amount	CDS Estimated Fair Value	Weighted Average Years to Maturity

RSAT NAIC Designation

1 Highest quality	Single name credit default swaps	$—	$—	—	$—	$—	—

	Credit default swaps on indices	9,167	468	4	8,725	530	3
	Subtotal	9,167	468	4	8,725	530	3

2 High quality	Single name credit default swaps	—	—	—	—	—	—

	Credit default swaps on indices	—	—	—	—	—	—
	Subtotal	—	—	—	—	—	—

3 Medium quality	Single name credit default swaps	—	—	—	—	—	—

	Credit default swaps on indices	—	—	—	—	—	—
	Subtotal	—	—	—	—	—	—

Total		$9,167	$468	4	$8,725	$530	3

B-84	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

continued

The table below illustrates derivative asset and liability positions held by the Company, including notional amounts, carrying values and estimated fair values. Instruments utilizing hedge accounting treatment are shown as qualifying hedge relationships. Hedging instruments that utilize fair value accounting are shown as non-qualifying hedge relationships. Derivatives used in replication strategies are shown as derivatives used for other than hedging purposes.

		Summary of Derivative Positions
		(in millions)
		December 31, 2020			December 31, 2019
Qualifying hedge relationships		Notional	Carrying Value	Estimated FV	Notional	Carrying Value	Estimated FV

Asset swaps	Assets	$—	$—	$—	$—	$—	$—

	Liabilities	1,210	—	(182)	1,210	—	(18)

Foreign currency swap contracts	Assets	37	3	5	274	9	11

	Liabilities	1,942	(158)	(157)	882	(32)	(26)

Total qualifying hedge relationships		$3,189	$(155)	$(334)	$2,366	$(23)	$(33)

Non-qualifying hedge relationships

Commodity forwards	Assets	$—	$—	$—	$—	$—	$—

	Liabilities	—	—	—	—	—	—

Interest rate contracts	Assets	166	21	20	116	12	12

	Liabilities	—	—	—	—	—	—

Foreign currency swaps	Assets	2,946	240	240	4,550	383	383

	Liabilities	3,163	(234)	(234)	2,451	(124)	(124)

Foreign currency forwards	Assets	148	—	—	789	13	13

	Liabilities	4,584	(104)	(104)	2,293	(40)	(40)

Purchased credit default swaps	Assets	—	—	—	—	—	—

	Liabilities	144	(2)	(2)	146	(3)	(3)

Total non-qualifying hedge relationships		$11,151	$(79)	$(80)	$10,345	$241	$241

Derivatives used for other than hedging purposes

Written credit default swaps	Assets	$9,067	$363	$467	$8,725	$378	$530

	Liabilities	100	(2)	1	—	—	—

Asset swaps and total return swaps	Assets	10	—	(1)	10	—	—

	Liabilities	—	—	—	—	—	—

Total derivatives used for other than hedging purposes		$9,177	$361	$467	$8,735	$378	$530

Total derivatives		$23,517	$127	$53	$21,446	$596	$738

For the year ended December 31, 2020 and 2019, the average fair value of derivatives used for other than hedging purposes, was $411 million and $521 million.

Note 13—separate accounts

The TIAA Separate Account VA-1 (“VA-1”) is a segregated investment account established on February 16, 1994 under the insurance laws of the State of New York for the purpose of issuing and funding after-tax variable annuity contracts for employees of non-profit institutions organized in the United States, including governmental institutions. VA-1 is registered with the Securities and Exchange Commission, (the “Commission”) effective November 1, 1994 as an open-end, diversified management investment company under the Investment Company Act of 1940. VA-1 consists of a single investment portfolio, the Stock Index Account (“SIA”). The SIA was established on October 3, 1994 and invests in a diversified portfolio of equity securities selected to track the overall market for common stocks publicly traded in the United States.

The TIAA Real Estate Account (“REA” or “VA-2”) is a segregated investment account organized on February 22, 1995, under the insurance laws of the State of New York for the purpose of providing an investment option to TIAA’s pension customers to direct investments to an investment vehicle that invests primarily in real estate. VA-2 is registered with the Commission under the Securities Act of 1933 effective October 2, 1995. VA-2’s target is to invest between 75% and 85% of its assets directly in real estate or in real estate-related investments, with the remainder of its assets invested in publicly-traded securities and other instruments easily converted to cash to maintain adequate liquidity.

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-85

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

The TIAA Separate Account VA-3 (“VA-3”) is a segregated investment account organized on May 17, 2006 under the laws of the State of New York for the purposes of funding individual and group variable annuities for retirement plans of employees of colleges, universities, other educational and research organizations, and other governmental and non-profit institutions. VA-3 is registered with the Commission as an investment company under the Investment Company Act of 1940, effective September 29, 2006, and operates as a unit investment trust.

The TIAA Stable Value Separate Account (“TSV”) is an insulated, non-unitized separate account established on March 31, 2010 qualifying under New York Insurance Law 4240(a)(5)(ii). The separate account supports a flexible premium group deferred fixed annuity contract intended to be offered to employer sponsored retirement plans. The assets of this account are carried at book value.

In accordance with the domiciliary state procedures for approving items within the separate accounts, the separate accounts classification of the following items are supported by a specific state statute:

Product Identification	Product Classification	State Statute Reference

TIAA Separate Account VA-1	Variable annuity	Section 4240 of the New York Insurance Law

TIAA Real Estate Account	Variable annuity	Section 4240 of the New York Insurance Law

TIAA Separate Account VA-3	Variable annuity	Section 4240 of the New York Insurance Law

TIAA Stable Value	Group deferred fixed annuity	Section 4240(a)(5)(ii) of the New York Insurance Law

The legal insulation of the separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account.

The Company’s separate account statement includes legally insulated assets as of December 31 attributed to the following products (in millions):

Product	2020	2019

TIAA Real Estate Account	$23,458	$27,803

TIAA Separate Account VA-3	15,658	13,239

TIAA Separate Account VA-1	1,218	1,112

TIAA Stable Value	2,472	1,673

Total	$42,806	$43,827

In accordance with the products recorded within the separate accounts, some separate account liabilities are guaranteed by the general account. In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the general account.

The general account provides the REA with a liquidity guarantee to ensure it has funds available to meet participant transfer or cash withdrawal requests. When the REA cannot fund participant requests, the general account will fund the requests by purchasing accumulation units in the REA. Under this agreement, the Company guarantees participants will be able to redeem their accumulation units at their accumulation unit value determined after the transfer or withdrawal request is received in good order.

Additional information regarding separate accounts of the Company is as follows for the years ended December 31, (in millions):

	2020
	Non-indexed Guarantee less than/equal to 4%	Non-indexed Guarantee more than 4%	Non-guaranteed Separate Accounts	Total

Premiums, considerations or deposits	$1,215	$—	$4,077	$5,292

Reserves

For accounts with assets at:

Fair value	$—	$—	$40,105	$40,105

Amortized cost	2,385	—	—	2,385

Total reserves	$2,385	$—	$40,105	$42,490

By withdrawal characteristics:

Subject to discretionary withdrawal:

At book value without market value adjustment and with current surrender charge of 5% or less*	$2,385	$—	$—	$2,385

At fair value	—	—	40,105	40,105

Total reserves	$2,385	$—	$40,105	$42,490

*	Withdrawable at book value without adjustment or charge.

B-86	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

continued

	2019
	Non-indexed Guarantee less than/equal to 4%	Non-indexed Guarantee more than 4%	Non-guaranteed Separate Accounts	Total

Premiums, considerations or deposits	$711	$—	$4,475	$5,186

Reserves

For accounts with assets at:

Fair value	$—	$—	$41,653	$41,653

Amortized cost	1,606	—	—	1,606

Total reserves	$1,606	$—	$41,653	$43,259

By withdrawal characteristics:

Subject to discretionary withdrawal:

At book value without market value adjustment and with current surrender charge of 5% or less*	$1,606	$—	$—	$1,606

At fair value	—	—	41,653	41,653

Total reserves	$1,606	$—	$41,653	$43,259

*	Withdrawable at book value without adjustment or charge.

	2018
	Non-indexed Guarantee less than/equal to 4%	Non-indexed Guarantee more than 4%	Non-guaranteed Separate Accounts	Total

Premiums, considerations or deposits	$459	$—	$4,376	$4,835

Reserves

For accounts with assets at:

Fair value	$—	$—	$36,703	$36,703

Amortized cost	1,205	—	—	1,205

Total reserves	$1,205	$—	$36,703	$37,908

By withdrawal characteristics:

Subject to discretionary withdrawal:

At book value without market value adjustment and with current surrender charge of 5% or less*	$1,205	$—	$—	$1,205

At fair value	—	—	36,703	36,703

Total reserves	$1,205	$—	$36,703	$37,908

*	Withdrawable at book value without adjustment or charge.

The following is a reconciliation of transfers to (from) the Company to the separate accounts for the years ended December 31, (in millions):

	2020	2019	2018

Transfers reported in the Summary of Operations of the separate accounts statement:

Transfers to separate accounts	$5,631	$5,513	$5,124

Transfers from separate accounts	(8,343)	(4,355)	(4,682)

Reconciling adjustments:

Fund transfer exchange gain (loss)	(1)	—	—

Transfers reported in the Summary of Operations of the Life, Accident & Health Annual Statement	$(2,713)	$1,158	$442

Note 14—policy and contract reserves

Policy and contract reserves are determined in accordance with standard valuation methods approved by the Department and are computed in accordance with standard actuarial methodology. The reserves are based on assumptions for interest, mortality and other risks insured.

For annuities and supplementary contracts, policy and contract reserves are calculated using Commissioner’s Annuity Reserve Valuation Method (“CARVM”) in accordance with New York State Regulation 151 and Actuarial Guideline 33 for all other products.

Effective January 1, 2020 variable annuity reserving follow VM-21. During 2020, the Company elected the factor based alternative method under VM-21, which is an option allowed for variable annuity writers with no living benefits. This method is similar to the

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-87

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

factor based alternative method used prior to 2020 in accordance with AG43. Given the similar methodology under VM-21 and AG43, there was no impact from the change in the reserve valuation basis. Effective December 31, 2020 reserves were also subject to the NYDFS floor prescribed under NYDFS Regulation 213, Principle-Based Reserving. The Company’s reported reserve for variable annuities as of December 31, 2020 is the greater of those prescribed under VM-21 and Regulation 213.

The Company has established policy reserves on deferred and payout annuity contracts issued January 1, 2001 and later that exceed the minimum amounts determined under Appendix A-820, “Minimum Life and Annuity Reserve Standards” of NAIC SAP. The excess above the minimum is as follows (in millions):

	December 31, 2020	December 31, 2019

Deferred and payout annuity contracts issued after 2000	4,118	4,156

The Company performed asset adequacy analysis in order to test the adequacy of its reserves in light of the assets supporting such reserves. This analysis reflected the requirements of the NYDFS Special Considerations Letter, which specifies certain requirements related to reserves and asset adequacy analysis. The Company determined that its reserves are sufficient to meet its obligations for the years ending December 31, 2020 and 2019.

For ordinary and collective life insurance, reserves for all policies are calculated in accordance with New York State Insurance Regulation 147. Reserves for regular life insurance policies are computed by the Net Level Premium method for issues prior to January 1, 1990, and by the Commissioner’s Reserve Valuation Method for the vast majority of issues on and after such date. Five-year renewable term policies issued on or after January 1, 1994 use the greater of unitary and segmented reserves, where each segment is equal to the term period. Annual renewable term policies and cost of living riders issued on and after January 1, 1994 uses the segmented reserves, where each segment is equal to one year in length.

Liabilities for incurred but not reported life insurance claims and disability waiver of premium claims are based on historical experience and set equal to a percentage of paid claims. Reserves for amounts not yet due for incurred but not reported disability waiver of premium claims are a percentage of the total active lives disability waiver of premium reserve.

As of December 31, 2020 and 2019, the Company had $236 million and $285 million, respectively, of insurance in force for which the gross premiums were less than the net premiums according to the standard of valuation set by the Department.

The Tabular Interest, Tabular Less Actual Reserve Released and Tabular Cost are determined by formulae as prescribed by the NAIC except for deferred annuities, for which tabular interest is determined from the basic data.

Withdrawal characteristics of individual annuity reserves, group annuity reserves, and deposit-type contract funds for the years ended December 31, are as follows (in millions):

	2020
INDIVIDUAL ANNUITIES:	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total

Subject to Discretionary Withdrawal:

At fair value	$—	$—	$22,799	$22,799	12.0%

At book value without adjustment (minimal or no charge or adjustment)	32,869	—	—	32,869	17.4%

Not subject to discretionary withdrawal	133,749	—	—	133,749	70.6%

Total (direct + assumed)	$166,618	$—	$22,799	$189,417	100.0%

Reinsurance ceded	—	—	—	—

Total (net)	$166,618	$—	$22,799	$189,417

B-88	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

continued

	2019
INDIVIDUAL ANNUITIES:	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total

Subject to Discretionary Withdrawal:

At fair value	$—	$—	$24,890	$24,890	13.1%

At book value without adjustment (minimal or no charge or adjustment)	31,760	—	—	31,760	16.8%

Not subject to discretionary withdrawal	132,718	—	—	132,718	70.1%

Total (direct + assumed)	$164,478	$—	$24,890	$189,368	100.0%

Reinsurance ceded	—	—	—	—

Total (net)	$164,478	$—	$24,890	$189,368

	2020
GROUP ANNUITIES:	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total

Subject to Discretionary Withdrawal:

At fair value	$—	$—	$17,293	$17,293	22.9%

At book value without adjustment (minimal or no charge or adjustment)	32,096	2,378	—	34,474	45.6%

Not subject to discretionary withdrawal	23,833	—	—	23,833	31.5%

Total (direct + assumed)	$55,929	$2,378	$17,293	$75,600	100.0%

Reinsurance ceded	—	—	—	—

Total (net)	$55,929	$2,378	$17,293	$75,600

	2019
GROUP ANNUITIES:	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total

Subject to Discretionary Withdrawal:

At fair value	$—	$—	$16,750	$16,750	24.3%

At book value without adjustment (minimal or no charge or adjustment)	27,897	1,598	—	29,495	42.9%

Not subject to discretionary withdrawal	22,559	—	—	22,559	32.8%

Total (direct + assumed)	$50,456	$1,598	$16,750	$68,804	100.0%

Reinsurance ceded	—	—	—	—

Total (net)	$50,456	$1,598	$16,750	$68,804

	2020
DEPOSIT-TYPE CONTRACTS: (no life contingencies)	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total

Subject to Discretionary Withdrawal:

At fair value	$—	$—	$12	$12	0.4%

At book value without adjustment (minimal or no charge or adjustment)	1,172	7	—	1,179	36.0%

Not subject to discretionary withdrawal	2,082	—	—	2,082	63.6%

Total (direct + assumed)	$3,254	$7	$12	$3,273	100.0%

Reinsurance ceded	—	—	—	—

Total (net)	$3,254	$7	$12	$3,273

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-89

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

	2019
DEPOSIT-TYPE CONTRACTS: (no life contingencies)	General Account	Separate Account Guarantees	Separate with Account Nonguaranteed	Total	% of Total

Subject to Discretionary Withdrawal:

At fair value	$—	$—	$14	$14	0.8%

At book value without adjustment (minimal or no charge or adjustment)	1,140	7	—	1,147	70.8%

Not subject to discretionary withdrawal	460	—	—	460	28.4%

Total (direct + assumed)	$1,600	$7	$14	$1,621	100.0%

Reinsurance ceded	—	—	—	—

Total (net)	$1,600	$7	$14	$1,621

Note 15—management agreements

Under Cash Disbursement and Reimbursement Agreements, the Company serves as the common pay-agent for certain subsidiaries and affiliates. Under management agreements, the Company provides investment advisory and administrative services for TIAA Life and administrative services to TIAA, FSB (“the Bank”) and VA-1. Additionally, the Company entered into a General Service and Facilities Agreements with Nuveen, LLC, for the Company to provide and receive general services at cost inclusive of charges for overhead.

As the common pay-agent, the Company allocated expenses of $1,894 million, $2,002 million and $2,122 million to its various subsidiaries and affiliates for the years ended December 31, 2020, 2019 and 2018, respectively. The expense allocation process determines the portion of the operating expenses attributable to each legal entity based on defined allocation methodologies. These methodologies represent either shared or direct costs depending on the nature of the service provided. At the completion of the allocation process all expenses are assigned to a legal entity.

Activities necessary for the operation of the College Retirement Equities Fund (“CREF”), a companion organization of TIAA, are provided at-cost by the Company and two of its subsidiaries, TIAA-CREF Investment Management, LLC (“TCIM”) and TIAA-CREF Individual and Institutional Services, LLC (“TC Services”). Such services are provided in accordance with an Administrative Service Agreement between CREF and the Company, an Investment Management Agreement between CREF and TCIM, and a Principal Underwriting and Distribution Services Agreement between CREF and TC Services (collectively the “CREF Agreements”). The Company is the common pay-agent for CREF and TC Services. The Company collects the distribution expense reimbursements from CREF and then remits those payments to TC Services. The administration and investment expenses incurred by the Company are included in operating expenses and offset against the related expense reimbursements received from CREF and Nuveen Services, respectively. The expense reimbursements under the CREF Agreements and the equivalent expenses, amounted to approximately $610 million, $566 million, and $613 million for the years ended December 31, 2020, 2019 and 2018, respectively.

TC Services maintains a Distribution Agreement with the Company under which TC Services is the principal underwriter and distributor for variable annuities issued by the Company. TC Services also maintains a Distribution Agreement with the Company under which TC Services is the distributor for proprietary and non-proprietary mutual funds. Such activities performed by TC Services are on a cost reimbursement basis. The Company paid $274 million, $259 million and $190 million for the years ended December 31, 2020, 2019 and 2018, respectively.

Effective February 2019, the Company renewed a General Service Agreement whereby the Company provides general administrative services such as technology, marketing, finance, corporate overhead and individual advisory services to the Bank. Expense allocations to the Bank were $91 million, $105 million, and $109 million for the years ended December 31, 2020, 2019, and 2018, respectively.

Teachers Advisors, LLC (“Advisors”) provides investment advisory services for VA-1, certain proprietary funds and other separately managed portfolios in accordance with investment management agreements. Nuveen Securities, LLC (“Securities”), an indirect subsidiary of Nuveen, LLC, and TC Services distribute variable annuity contracts for VA-1, REA and VA-3 as well as registered securities for certain proprietary funds and non-proprietary mutual funds.

January 1, 2018, the Company entered into Investment Management Agreements with Advisors and Nuveen Alternatives Advisors, LLC, wholly-owned subsidiaries of Nuveen, LLC, to manage, at a negotiated fee, investments held within the Company’s General Account including investments owned by investment subsidiaries of the Company. The Company paid $210 million, $215 million and $219 million to Advisors and $269 million, $233 million and $212 million to Nuveen Alternatives Advisers, LLC, for the years ended December 31, 2020, 2019 and 2018, respectively.

B-90	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

continued

January 1, 2018, the Company entered into an Omnibus Service Agreement with Nuveen, LLC, pursuant to which Nuveen, LLC directly or through its subsidiaries agreed to provide services complementary to investment management to the Company at cost, inclusive of charges for overhead. The Company paid $7 million to Nuveen, LLC for each of the years ended December 31, 2020, 2019 and 2018.

Effective January 1, 2019, the Company entered into a sublease agreement for certain leases and leasehold improvements with Nuveen Services, LLC. The Company makes the applicable lease payments on behalf of Nuveen Services, LLC and then allocates those costs. Under the sublease agreement, the Company allocated $16 million and $15 million to Nuveen Services, LLC for the years ended December 31, 2020 and 2019, respectively.

All services necessary for the operation of the REA are provided at-cost by the Company and TC Services. The Company provides investment management and administrative services for the REA in accordance with an Investment Management and Administrative Agreement. Distribution services for the REA are provided in accordance with a Distribution Agreement among TC Services, the Company and the REA (collectively the “Agreements”). The Company and TC Services receive payments from the REA on a daily basis according to formulae established annually and adjusted periodically for performance of these Agreements. The daily fee is based on an estimate of the at-cost expenses necessary to operate the REA and is based on projected REA expense and asset levels, with the objective of keeping the fees as close as possible to actual expenses attributable to operating the REA. At the end of each quarter, any differences between the daily fees paid and actual expenses for the quarter are added to or deducted from REA’s fee in equal daily installments over the remaining days in the immediately following quarter. Reimbursements collected under the Agreements amounted to approximately $140 million, $150 million, and $141 million for the periods ended December 31, 2020, 2019 and 2018, respectively.

Effective February 2018, the Company entered into a Service Agreement with the Bank, whereby the Bank provides general services in support of the Company’s and its subsidiaries’ activities at cost inclusive of charges for overhead. The Company paid $7 million, $11 million and $6 million to the Bank for the years ended December 31, 2020, 2019 and 2018, respectively.

The Bank services certain residential mortgage loans held by the Company. As of December 31, 2020 and 2019, the Company held $487 million and $734 million of residential mortgage loans serviced by the Bank, respectively.

The Company has a Cash Disbursement and Reimbursement Agreement with Nuveen Investments, an indirect subsidiary of Nuveen, LLC, whereby the Company provides cash disbursements and related services at cost. The Company allocated $118 million, $119 million, and $112 million to Nuveen Investments for the years ended December 31, 2020, 2019, and 2018, respectively.

The Company has a Cash Disbursement and Reimbursement Agreement with TIAA Endowment and Philanthropic Services (“TEPS”), an indirect subsidiary of TIAA, whereby the Company provides cash disbursements and related services at cost. The Company allocated $52 million, $63 million, and $64 million to TEPS for the years ended December 31, 2020, 2019, and 2018, respectively.

The Company has a Cash Disbursement and Reimbursement Agreement with TIAA-CREF Tuition Financing, Inc. (“TFI”), a subsidiary of the Company, whereby the Company provides cash disbursements and related services at cost. The Company allocated $83 million, $72 million, and $81 million to TFI for the years ended December 31, 2020, 2019, and 2018, respectively.

The Company has a Service Agreement with TIAA India, an indirect wholly-owned subsidiary of the Company, whereby TIAA India provides information technology and non-technology services for the Company and its affiliates. The Company paid $74 million, $68 million, and $56 million to TIAA India for the years ended December 31, 2020, 2019, and 2018, respectively.

Effective March 2018, the Company entered into a Technology Support and Services Agreement with MyVest Corporation (“MyVest”), a wholly-owned subsidiary of the Company, whereby MyVest provides project and program management services for the Company. The Company paid $30 million, $28 million, and $21 million to MyVest for the years ended December 31, 2020, 2019, and 2018, respectively. Effective December 2018, the Company agreed to provide MyVest administrative services for use in its day to day operations. MyVest reimbursed the Company for administrative services in the amount of $1 million for each of the years ended December 31, 2020 and 2019 and had no reimbursements for the year ended December 31, 2018.

The Bank provides Custody and Trustee Services for TIAA Institutional Retirement, Retiree Health and Retirement Choice Plus Plans as well as perform IRA Custodial services for an IRA and Investment Solutions IRA Agreements which is paid by bank fees. The Company paid $6 million, $5 million, and $5 million to the Bank for the years ended December 31, 2020, 2019, and 2018, respectively.

Effective January 1, 2021, the Company entered into a service and subcontracting agreement with TIAA Shared Services, LLC (“TSS”), a wholly-owned subsidiary of the Company. Under the agreement, TSS will serve as an internal administrative service provider for the Company as well as for CREF and the Company’s affiliates with existing administrative services agreements with the Company. The Company will pay to TSS compensation it receives (and TSS will reimburse the Company for disbursements it makes) relating to the provision of administrative services for the Company. The Company will also reimburse TSS at cost for

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-91

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

administrative services provided in support of the Company’s insurance business and the fulfillment of its contractual obligation to provide such services to CREF and the Company’s affiliates. The Company will also provide to TSS any services necessary to conduct its operations, and TSS will reimburse the Company at cost for these services.

Note 16—federal income taxes

By charter, the Company is a stock life insurance company operating on a non-profit basis. However, the Company has been fully subject to federal income taxation as a stock life insurance company since January 1, 1998.

The application of SSAP No. 101 Income Taxes requires a company to evaluate the recoverability of DTAs and to establish a valuation allowance if necessary to reduce the DTA to an amount which is more likely than not to be realized. Based on the weight of all available evidence, the Company has not recorded a valuation allowance on DTAs at December 31, 2020 or December 31, 2019.

Components of the net deferred tax asset/(liability) are as follows (in millions):

	12/31/2020			12/31/2019			Change
	(1) Ordinary	(2) Capital	(3) (Col 1+2) Total	(4) Ordinary	(5) Capital	(6) (Col 4+5) Total	(7) (Col 1–4) Ordinary	(8) (Col 2–5) Capital	(9) (Col 7+8) Total

a) Gross Deferred Tax Assets	$5,623	$596	$6,219	$6,009	$271	$6,280	$(386)	$325	$(61)

b) Statutory Valuation Allowance Adjustments	—	—	—	—	—	—	—	—	—

c) Adjusted Gross Deferred Tax Assets (a–b)	5,623	596	6,219	6,009	271	6,280	(386)	325	(61)

d) Deferred Tax Assets Non-admitted	2,767	131	2,898	2,847	—	2,847	(80)	131	51

e) Subtotal Net Admitted Deferred Tax Asset (c-d)	2,856	465	3,321	3,162	271	3,433	(306)	194	(112)

f) Deferred Tax Liabilities	771	395	1,166	545	482	1,027	226	(87)	139

g) Net Admitted Deferred Tax Assets/(Net Deferred Tax Liability) (e–f)	$2,085	$70	$2,155	$2,617	$(211)	$2,406	$(532)	$281	$(251)

	12/31/2020			12/31/2019			Change
	(1) Ordinary	(2) Capital	(3) (Col 1+2) Total	(4) Ordinary	(5) Capital	(6) (Col 4+5) Total	(7) (Col 1–4) Ordinary	(8) (Col 2–5) Capital	(9) (Col 7+8) Total
Admission Calculation Components SSAP No. 101
a) Federal Income Taxes Paid In Prior Years Recoverable Through Loss Carrybacks	$—	$—	$—	$—	$—	$—	$—	$—	$—
b) Adjusted Gross DTA Expected To Be Realized (Excluding The Amount of DTA From (a) above After Application of the Threshold Limitation. (The Lesser of (b) 1 and (b) 2 Below)	2,085	70	2,155	2,346	60	2,406	(261)	10	(251)
1. Adjusted Gross DTA Expected to be Realized Following the Balance Sheet Date	2,085	70	2,155	2,346	60	2,406	(261)	10	(251)
2. Adjusted Gross DTA Allowed per Limitation Threshold	XXX	XXX	5,672	XXX	XXX	5,466	XXX	XXX	206

c) Adjusted Gross DTA (Excluding The Amount Of DTA From (a) and (b) above) Offset by Gross DTL	771	395	1,166	816	211	1,027	(45)	184	139
d) DTA Admitted as the result of application of SSAP No. 101. Total ((a)+(b)+(c))	$2,856	$465	$3,321	$3,162	$271	$3,433	$(306)	$194	$(112)

	2020	2019

Ratio Percentage Used to Determine Recovery Period and Threshold Limitation Amount	964%	930%

Amount Of Adjusted Capital And Surplus Used To Determine The Threshold Limitation In (b)2 Above (in millions)	$37,811	$36,441

B-92	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

continued

	12/31/2020		12/31/2019		Change
(in millions)	(1) Ordinary	(2) Capital	(3) Ordinary	(4) Capital	(5) (Col 1–3) Ordinary	(6) (Col 2–4) Capital

Impact of Tax Planning Strategies:

Determination of adjusted gross DTAs and net admitted DTAs, by tax character as a percentage

Adjusted gross DTAs amount from above	$5,623	$596	$6,009	$271	$(386)	$325

Percentage of adjusted Gross DTAs by tax character attributable to the impact of tax planning strategies	—%	—%	—%	—%	—%	—%

Net admitted adjusted gross DTAs amount from above	$2,856	$465	$3,162	$271	$(306)	$194

Percentage of net admitted adjusted gross DTAs by tax character admitted because of the impact of tax planning strategies	14.70%	—%	10.34%	—%	4.36%	—%

The Company does not have tax planning strategies that include the use of reinsurance.

The Company has no temporary differences for which DTLs are not recognized.

Income taxes incurred consist of the following major components (in millions):

	2020	2019	2018

Current Income Tax:

Federal income tax expense (benefit)	$(352)	$(189)	$(330)

Foreign taxes	—	—	—

Subtotal	$(352)	$(189)	$(330)

Federal income taxes expense on net capital gains	439	204	431

Generation/(utilization) of loss carry-forwards	(87)	(15)	(101)

Intercompany tax sharing expense/(benefit)	(22)	(2)	(6)

Other	10	19	(17)

Federal and foreign income tax expense / (benefit)	$(12)	$17	$(23)

	12/31/2020	12/31/2019	Change

Deferred Tax Assets:

Ordinary:

Policyholder reserves	$595	$582	$13

Investments	463	608	(145)

Policyholder dividends accrual	383	397	(14)

Fixed assets	183	202	(19)

Compensation and benefits accrual	305	285	20

Net operating loss carry-forward	527	675	(148)

Other (including items < 5% of total ordinary tax assets)	622	551	71

Intangible assets—business in force and software	2,545	2,709	(164)

Subtotal	$5,623	$6,009	$(386)

Statutory valuation allowance adjustment	$—	$—	$—

Non-admitted	2,767	2,847	(80)

Admitted ordinary deferred tax assets	$2,856	$3,162	$(306)

Capital:

Investments	$575	$251	$324

Real estate	21	20	1

Subtotal	$596	$271	$325

Statutory valuation allowance adjustment	—	—	—

Non-admitted	131	—	131

Admitted capital deferred tax assets	465	271	194

Admitted deferred tax assets	$3,321	$3,433	$(112)

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-93

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

	12/31/2020	12/31/2019	Change

Deferred Tax Liabilities:

Ordinary:

Investments	$513	$235	$278

Reserves transition adjustment	256	307	(51)

Other (including items < 5% of total ordinary tax liabilities)	2	3	(1)

Subtotal	$771	$545	$226

Capital:

Investments	395	482	(87)

Subtotal	$395	$482	$(87)

Deferred tax liabilities	$1,166	$1,027	$139

Net Deferred Tax:

Assets/Liabilities	$2,155	$2,406	$(251)

The provision for federal and foreign income taxes incurred differs from the amount obtained by applying the statutory federal income tax rate to income before income taxes. The significant items causing this difference at December 31, 2020 are as follows (in millions):

Description	Tax Effect	Effective Tax Rate

Provision computed at statutory rate	$477	21.00%

Dividends received deduction	(51)	(2.23)%

Amortization of interest maintenance reserve	(80)	(3.52)%

Statutory impairment of affiliated common stock	8	0.36%

Current year deferred only adjustments	(45)	(1.99)%

Tax effect of change in net unrealized capital gains & losses	(115)	(5.05)%

Other	(6)	(0.28)%

Total statutory income taxes	$188	8.29%

Federal and foreign income tax expense (benefit)—Ordinary	$(12)	(0.52)%

Federal and foreign income tax expense (benefit)—Capital	—	—%

Change in net deferred income tax charge (benefit)	200	8.81%

Total statutory income taxes	$188	8.29%

As of December 31, 2020, the Company had the following net operating loss carry forwards (in millions):

Year Incurred	Net Operating Losses	Year of Expiration

2012	$1,021	2027

2014	357	2029

2015	859	2030

2017	274	2032

Total	$2,511

As of December 31, 2020, the Company has foreign tax credit carry forwards of $3 million generated in tax year 2015 and expiring in 2025.

As of December 31, 2020, the Company has no taxes available for recoupment in the event of future losses.

At December 31, 2020, and 2019, the Company has no capital loss carry forwards.

At December 31, 2020, the Company has general business credits of $33 million generated during the years 2004 to 2019 and expiring between 2024 to 2039.

The Company does not have any protective tax deposits on deposit with the Internal Revenue Service under IRC Section 6603.

Beginning in 1998, the Company filed a consolidated federal income tax return with its includable affiliates (the “consolidating companies”). The consolidating companies participate in tax-sharing agreements. Under the general agreement, which applies to all of the below listed entities except those denoted with an asterisk (*), current federal income tax expense (benefit) is computed on a separate return basis and provides that members shall make payments or receive reimbursements to the extent their income (loss) contributes to or reduces consolidated federal tax expense. The consolidating companies are reimbursed for net operating losses or other tax attributes they have generated when utilized in the consolidated return.

B-94	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

continued

1) 730 Texas Forest Holdings, Inc.

2) AMC Holding, Inc.

3) Business Property Lending, Inc.

4) CustomerOne Financial Network, Inc.

5) Elite Lender Services, Inc.

6) GreenWood Resources, Inc.

7) MyVest Corporation

8) ND Properties, Inc.

9) NIS/R&T, Inc.*

10) Nuveen Holdings, Inc.*

11) Nuveen Holdings 1, Inc. *

12) Nuveen Investments, Inc.*

13) Nuveen Investments Holdings, Inc.*

14) Nuveen Securities, LLC*

15) Oleum Holding Company, Inc.

16) T-C Europe Holding, Inc.

17) T-C SP, Inc.

18) Terra Land Company

19) TIAA-CREF Life Insurance Company

20) TIAA Board of Overseers

21) TIAA-CREF Tuition Financing, Inc.

22) TIAA Commercial Finance, Inc.

23) TIAA FSB Holdings, Inc.

24) TIAA, FSB

25) Tygris Asset Finance, Inc.

26) Tygris Commercial Finance Group, Inc.

27) Westchester Group Asset Management, Inc.

28) Westchester Group Farm Management, Inc.

29) Westchester Group Investment Management Holding Company, Inc.

30) Westchester Group Investment Management, Inc.

31) Westchester Group Real Estate, Inc.

The companies denoted with an asterisk above (collectively, “Nuveen subgroup”), are subject to a separate tax sharing agreement, under which current federal income tax expense (benefit) is computed on a separate subgroup return basis. Under the Agreement, Nuveen Holdings 1, Inc. makes payments to TIAA for amounts equal to the federal income payments that the Nuveen subgroup would be obliged to pay the federal government if the Nuveen subgroup had actually filed a separate consolidated tax return. Nuveen Holdings 1, Inc. is reimbursed for the subgroup losses to the extent that the subgroup tax return reflects a tax benefit that the Nuveen subgroup could have carried back to a prior consolidated return year.

Amounts payable to the Company’s subsidiaries for federal income taxes are $27 million and $14 million at December 31, 2020 and 2019, respectively.

The Company’s tax years 2014 through 2016 are currently under examination by the Internal Revenue Service (“IRS”), and tax years 2017 through 2019 are open for examination.

Note 17—pension plan and post-retirement benefits

The Company maintains a qualified, non-contributory defined contribution money purchase plan covering substantially all employees, including employees of Nuveen Services, LLC and TIAA, FSB. All employee plan liabilities are fully funded through retirement annuity contracts. Contributions are made to each participant’s contract based on a percentage of salary, with the applicable percentage varying by attained age. All contributions are fully vested after three years of service. Forfeitures arising from terminations prior to vesting are used to reduce future employer contributions. The statements of operations include contributions to the plan of approximately $57 million, $58 million and $53 million for the years ended December 31, 2020, 2019 and 2018, respectively. This includes supplemental contributions made to company-owned annuity contracts under a non-qualified deferred compensation plan.

The Company previously provided pension benefits through an unfunded Supplemental Executive Retirement Plan (“SERP”) to certain select executives and any TIAA associate deemed eligible by the Board of Trustees. The SERP provided an annual retirement benefit payable at normal retirement. The obligations of the Company under the SERP are unfunded, unsecured promises to make future payments. As such, the plan has no assets.

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-95

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

Contributions for a given period are equal to the benefit payments for that period. The benefit obligation and net periodic benefit cost of this plan for the years ended December 31, are as follows (in millions):

	SERP
	2020	2019	2018

Benefit obligation	$38	$38	$37

Net period benefit cost	$1	$2	$2

In addition to the defined contribution plan and SERP, the Company provides certain other post-retirement life and health insurance benefits to eligible retired employees who meet prescribed age and service requirements. The benefit obligation and net periodic benefit cost of this plan for the years ended December 31, are as follows (in millions):

	Post-retirement Benefits
	2020	2019	2018

Benefit obligation	$79	$75	$74

Net period benefit cost	$(1)	$(1)	$2

Note 18—repurchase and securities lending programs

Repurchase Program

The Company has a repurchase program to sell and repurchase securities for the purposes of providing additional liquidity. For repurchase agreements, the Company’s policy requires a minimum of 95% of the fair value of securities transferred under repurchase agreements to be maintained as collateral.

The Company has procedures in place to monitor the value of the collateral held and the fair value of the securities transferred under the agreements. If at any time the value of the collateral received from the counterparty falls below 95% of the fair value of the securities transferred, the Company is entitled to receive additional collateral from its counterparty. The Company monitors the estimated fair value of the securities sold under the agreements on a daily basis with additional collateral sent/obtained a necessary. If the counterparty were to default on its obligation to return the securities sold under the agreement on the repurchase date, the Company has the right to retain the collateral.

During the years ended December 31, 2020 and 2019, the Company engaged in certain repurchase transactions as cash taker. These transactions were “bilateral” in nature and the Company did not engage in any “Tri-party” repurchase transactions during the year. Additionally, there were no securities sold during the years ended December 31, 2020 and 2019 that resulted in default.

As of December 31, 2020 and 2019, the Company had no outstanding repurchase agreements.

Securities Lending Program

The Company has a securities lending program whereby it may lend securities to qualified institutional borrowers to earn additional income. The Company receives collateral (in the form of cash) against the loaned securities and maintains collateral in an amount not less than 102% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Company the next business day. Cash collateral received by the Company will generally be invested in high-quality short-term instruments or bank deposits.

As of December 31, 2020, the estimated fair value of the Company’s securities on loan under the program was $353 million. The estimated fair value of collateral held by the Company for the bonds on loan as of December 31, 2020, was reported in “Securities lending collateral assets” with an offsetting collateral liability of $361 million included in “Payable for collateral for securities loaned”. This collateral received is cash and has not been sold or re-pledged as of December 31, 2020.

Of the cash collateral received from the program, $361 million is held as cash as of December 31, 2020. Thus, the collateral remains liquid and could be returned in the event of a collateral call. The amortized cost and fair value of the reinvested cash collateral by the maturity date of the invested asset is as follows (in millions):

	Amortized Cost	Fair Value

Open	$361	$361

Total collateral reinvested	$361	$361

B-96	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

continued

As of December 31, 2019 the estimated fair value of the Company’s securities on loan under the program was $355 million. The estimated fair value of collateral held by the Company for the bonds on loan as of December 31, 2019, was reported in “Securities lending collateral assets” with an offsetting collateral liability of $363 million included in “Payable for collateral for securities loaned.” This collateral received was cash and had not been sold or re-pledged as of December 31, 2019.

Of the cash collateral received from the program, $363 million was held as cash as of December 31, 2019. Thus, the collateral remains liquid and could be returned in the event of a collateral call. The amortized cost and fair value of the reinvested cash collateral by the maturity date of the invested asset is as follows (in millions):

	Amortized Cost	Fair Value

Open	$363	$363

Total collateral reinvested	$363	$363

Note 19—federal home loan bank of new york membership and borrowings

The Company is a member of the FHLBNY. Through its membership, the Company has the ability to conduct business activity (“Advances”) with the FHLBNY. It is part of the Company’s strategy to utilize these funds to provide additional liquidity to supplement existing sources. The Company is required to pledge collateral to the FHLBNY in the form of eligible securities for all advances received. The Company considers the amount of collateral pledged to the FHLBNY as the amount encumbered by advances from the FHLBNY at a point in time. The Company has determined the estimated maximum borrowing capacity as about $16,315 million. The Company calculated this amount using 5% of total net admitted assets at the current reporting date

The following table shows the FHLBNY capital stock held in the general account as of December 31, (in millions):

	2020	2019

Membership stock—class A	$—	$—

Membership stock—class B	87	84

Activity stock	94	21

Excess stock	—	—

Total	$181	$105

There were no FHLBNY capital stock held in separate accounts as of December 31, 2020 and 2019.

Membership stock at December 31, 2020 and 2019, is not eligible for redemption.

The Company had $2,081 million and $460 million in funding agreements outstanding at December 31, 2020 and December 31, 2019 respectively.

The following table shows the maximum collateral pledged to FHLBNY in the general account during the year ending December 31, (in millions):

	2020			2019
	Fair Value	Carrying Value	Amount Borrowed at Time of Maximum Collateral	Fair Value	Carrying Value	Amount Borrowed at Time of Maximum Collateral

Total	$4,460	$4,019	$4,124	$1,375	$1,333	$1,285

There was no collateral pledged to FHLBNY in the separate accounts during the years ended December 31, 2020 and 2019.

The following table shows the maximum borrowing from FHLBNY in the general account during the year ending December 31, (in millions):

	2020	2019

Debt	$2,114	$1,285

Funding agreements	2,010	—

Total	$4,124	$1,285

There were no borrowings from FHLBNY in the separate accounts during the year ended December 31, 2020 and 2019.

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-97

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

The following table shows the collateral pledged to FHLB in the general account as of December 31, 2020 and 2019 (in millions):

	2020			2019
	Fair Value	Carrying Value	Aggregate Total Borrowing	Fair Value	Carrying Value	Aggregate Total Borrowing

Total	$2,275	$1,990	$2,081	$492	$449	$460

There was no collateral pledged to FHLB in the separate account as of December 31, 2020 and 2019.

Note 20—capital and contingency reserves and shareholders’ dividends restrictions

The portion of contingency reserves increased or (reduced) by each item below for the years ended December 31 are as follows (in millions):

	2020	2019	2018

Net income	$604	$1,618	$1,453

Change in net unrealized capital gains (losses)	(678)	118	(359)

Change in asset valuation reserve	463	(1,063)	129

Change in net deferred income tax	(200)	(284)	(147)

Change in non-admitted assets	(301)	365	708

Change in post-retirement benefit liability	(8)	(8)	7

As of December 31, 2020 and 2019, the portion of contingency reserves represented by cumulative net unrealized gains was $1,938 million and $2,616 million, gross of deferred taxes, respectively.

Capital: The Company has 2,500 shares of Class A common stock authorized, issued and outstanding. All of the outstanding common stock of the Company is held by the TIAA Board of Overseers, a not-for-profit corporation created for the purpose of holding the common stock of the Company. By charter, the Company operates without profit to its sole shareholder.

Surplus Notes: On May 7, 2020, the Company issued surplus notes in an aggregate principal amount of $1,250 million. The notes bear interest at an annual rate of 3.300%, and have a maturity date of May 15, 2050. Proceeds from the issuance of the notes were $1,248 million, net of issuance discount. Interest on the notes is scheduled to be paid semiannually on May 15 and November 15 of each year through the maturity date.

The following table provides information related to the Company’s outstanding surplus notes as of December 31, 2020 (in millions):

Date Issued	Interest Rate	Original Issue Amount of Note	Carrying Value of Note Prior Year	Carrying Value of Note Current Year	Current Year Interest Expense Recognized	Life-To-Date Interest Expense Recognized	Life-To-Date Principal Paid	Date of Maturity

12/16/2009	6.850%	$2,000	$1,049	$1,049	$72	$791	$950	12/16/2039

09/18/2014	4.900%	1,650	1,649	1,649	81	484	—	09/15/2044

09/18/2014	4.375%*	350	349	349	15	92	—	09/15/2054

05/08/2017	4.270%	2,000	1,994	1,994	85	301	—	05/15/2047

05/07/2020	3.300%	1,250	—	1,249	22	22	—	05/15/2050

Total		$7,250	$5,041	$6,290	$275	$1,690	$950

*

The Company will bear interest at a fixed annual rate of 4.375% from and including September 18, 2014 to but excluding September 15, 2024 payable semi-annually in arrears on March 15 and September 15 of each year, commencing March 15, 2015, then at an annual floating rate equal to Three-Month LIBOR plus 2.661% from and including September 15, 2024 to but excluding the date on which the Fixed-to-Floating Rate Notes are paid in full, payable quarterly, in arrears on March 15, June 15, September 15 and December 15 of each year, commencing December 15, 2024.

For the years ended December 31, 2020 and 2019, the Company did not have any related parties as holders of surplus notes or unapproved interest or principal. There were no amounts of current year interest offset or principal paid and the notes were not contractually linked. Surplus note payments are not subject to administrative offsetting and proceeds were not used to purchase assets directly from the holder of the note.

The instruments listed in the above table, are unsecured debt obligations of the type generally referred to as “surplus notes” and are issued in accordance with Section 1307 of the New York Insurance Law. The surplus notes are subordinated in right of payment to all present and future indebtedness, policy claims and other creditor claims of the Company and rank pari passu with any future surplus notes of the Company and with any other similarly subordinated obligations.

B-98	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

continued

The notes were issued in transactions pursuant to Rule 144A under the Securities Act of 1933, as amended, and the notes are evidenced by one or more global notes deposited with a custodian for, and registered in the name of a nominee of, The Depository Trust Company.

No subsidiary or affiliate of the Company is an obligor or guarantor of the notes, which are solely obligations of the Company. No affiliates of the Company hold any portion of the notes.

The notes are unsecured and subordinated to all present and future indebtedness, policy claims and other creditor claims of the Company. Under New York Insurance Law, the notes are not part of the legal liabilities of the Company. The notes are not scheduled to repay any principal prior to maturity. Each payment of interest and principal may be made only with the prior approval of the Superintendent and only out of the Company’s surplus funds, which the Superintendent of the Department determines to be available for such payments under New York Insurance Law. In addition, provided that approval is granted by the Superintendent of the Department, the notes may be redeemed at the option of the Company at any time at the “make-whole” redemption price equal to the greater of the principal amount of the notes to be redeemed, or the sum of the present values of the remaining scheduled interest and principal payments, excluding accrued interest as of the redemption date, discounted to the redemption date on a semi-annual basis at the adjusted Treasury rate plus a pre-defined spread, plus in each case, accrued and unpaid interest payments on the notes to be redeemed to the redemption date.

Dividend Restrictions: Under the New York Insurance Law, the Company is permitted without prior insurance regulatory clearance to pay a stockholder dividend as long as the aggregated amount of all such dividends in any calendar year does not exceed the lesser of (i) 10% of its surplus to policyholders as of the immediately preceding calendar year and (ii) its net gain from operations for the immediately preceding calendar year (excluding realized investment gains). The Company has not paid dividends to its shareholder.

Note 21—contingencies and guarantees

Subsidiary and affiliate guarantees:

At December 31, 2020, the Company has a financial support agreement with TIAA Life. Under this agreement, the Company will provide support so TIAA Life will have the greater of (a) capital and surplus of $250 million, (b) the amount of capital and surplus necessary to maintain TIAA Life’s capital and surplus at a level not less than 150% of the NAIC Risk Based Capital model or (c) such other amount as necessary to maintain TIAA Life’s financial strength rating at least the same as the Company’s rating at all times. Since this obligation is not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. At December 31, 2020, the capital and surplus of TIAA Life was in excess of the minimum capital and surplus amount referenced, and its total adjusted capital was in excess of the referenced RBC-based amount calculated at December 31, 2020.

The Company has agreed that it will cause TIAA Life to be sufficiently funded at all times in order to meet all its contractual obligations on a timely basis including, but not limited to, obligations to pay policy benefits and to provide policyholder services. This agreement is not an evidence of indebtedness or an obligation or liability of the Company and does not provide any creditor of TIAA Life with recourse to or against any of the assets of the Company.

The Company has unconditionally guaranteed $1,000 million in 4.0% senior unsecured notes issued by Nuveen, LLC due in 2028. The Company agrees to cause any such payment to be made punctually when and as the same shall become due and payable, whether at maturity, upon acceleration, redemption, repayment or otherwise, and as if such payment were made by Nuveen, LLC. The guarantee is made to/on behalf of a wholly-owned subsidiary, and as such the liability is excluded from recognition. The maximum potential amount of future payments the Company could be required to make under the guarantee as of December 31, 2020, is $1,320 million, which includes the future undiscounted interest payments. Should action under the guarantee be required, the Company would contribute cash to Nuveen, LLC, to fund the obligation, thereby increasing the Company’s investment in Nuveen, LLC, as reported in other invested assets. Based on Nuveen, LLC’s financial position and operations, the Company views the risk of performance under this guarantee as remote.

Additionally, the Company has the following agreements and lines of credit with subsidiaries, affiliates, and other related parties:

The Company provides a $100 million unsecured 364-day revolving line of credit arrangement with TIAA Life. $30 million of this facility is maintained on a committed basis with an expiration date of July 2, 2021. As of December 31, 2020, there were no balances outstanding.

The Company also provides a $1,000 million uncommitted line of credit to certain accounts of CREF and certain TIAA-CREF Funds (“Funds”). Loans under this revolving credit facility are for a maximum of 60 days and are made solely at the discretion of the Company to fund shareholder redemption requests or other temporary or emergency needs of CREF and the Funds. As of December 31, 2020, there were no balances outstanding. It is the intent of the Company, CREF and the Funds to use this facility as a supplemental liquidity facility, which would only be used after CREF and the Funds have exhausted the availability of the current $1,000 million committed credit facility maintained with a group of banks.

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-99

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

The Company guarantees CREF transfers to the Company for the immediate purchase of lifetime payout annuities will produce guaranteed payments that will never be less than the amounts calculated at the stipulated interest rate and mortality defined in the applicable CREF contract.

The Company also provides a $300 million unsecured and uncommitted 364-day revolving line of credit arrangement with the Bank. This line has an expiration date of September 8, 2021. As of December 31, 2020, there were no balances outstanding.

The Company also provides a $100 million committed 364-day revolving line of credit arrangement with Nuveen, LLC. This line has an expiration date of December 23, 2021. As of December 31, 2020, there were no balances outstanding.

The Company also provides a $200 million unsecured revolving line of credit arrangement with TCMT II Originations TRS, LLC. This line has an expiration date of September 23, 2023. As of December 31, 2020, $74 million was outstanding.

Separate Account Guarantees: The Company provides mortality and expense guarantees to VA-1, for which it is compensated. The Company guarantees, at death, the total death benefit payable from the fixed and variable accounts will be at least a return of total premiums paid less any previous withdrawals. The Company also guarantees expense charges to VA-1 participants will never rise above the maximum amount stipulated in the contract.

The Company provides mortality, expense and liquidity guarantees to REA and is compensated for these guarantees. The Company guarantees once REA participants begin receiving lifetime annuity income benefits, monthly payments will never be reduced as a result of adverse mortality experience. The Company also guarantees expense charges to REA participants will never rise above the maximum amount stipulated in the contract. The Company provides REA with a liquidity guarantee to ensure it has funds available to meet participant transfer or cash withdrawal requests. If REA cannot fund participant requests, TIAA’s general account will fund them by purchasing accumulation units. Under this agreement, TIAA guarantees that participants will be able to redeem their accumulation units at the accumulation unit value next determined after the transfer or withdrawal request is received in good order.

As of December 31, 2020, there are no outstanding liquidity units under the liquidity guarantee provided to REA by the Company.

The Company provides mortality and expense guarantees to VA-3 and is compensated for these guarantees. The Company guarantees once VA-3 participants begin receiving lifetime annuity income benefits, monthly payments will never be reduced as a result of adverse mortality experience. The Company also guarantees expense charges to VA-3 participants will never rise above the maximum amount stipulated in the contract.

Other contingencies:

In the ordinary conduct of certain of its investment activities, the Company provides standard indemnities covering a variety of potential exposures. For instance, the Company provides indemnifications in connection with site access agreements relating to due diligence review for real estate acquisitions, and the Company provides indemnification to underwriters in connection with the issuance of securities by or on behalf of the Company or its subsidiaries. It is the Company management’s opinion that the fair value of such indemnifications are negligible and do not materially affect the Company’s financial position, results of operations or liquidity.

Other contingent liabilities arising from litigation and other matters over and above amounts already provided for in the financial statements or disclosed elsewhere in these notes are not considered material in relation to the Company’s financial position or the results of its operations.

The Company receives and responds to subpoenas, examinations, or other inquiries from state and federal regulators, including state insurance commissioners; state attorneys general and other state governmental authorities; the SEC; federal governmental authorities; and the Financial Industry Regulatory Authority (“FINRA”), seeking a broad range of information. The Company cooperates in connection with these inquiries and believes the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on the Company’s financial position.

Note 22—subsequent events

In preparing these financial statements, the Company has evaluated events and transactions for potential recognition or disclosure through March 11, 2021, the date the financial statements were available to be issued.

B-100	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

730 Third Avenue

New York, NY 10017-3206

A11267 (5/21)

Part C — OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)	Financial statements

Part A: None

Part B: Includes all required financial statements of TIAA Separate Account VA-3 and Teachers Insurance and Annuity Association of America

(b)	Exhibits:

(1)	(a)	Resolutions of the Board of Trustees of Teachers Insurance and Annuity Association of America establishing the Registrant (Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed September 29, 2006.)

	(b)	Amended Resolutions of the Board of Trustees of Teachers Insurance and Annuity Association of America establishing the Registrant (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2008.)

	(c)	Amended Resolutions of the Board of Trustees of Teachers Insurance and Annuity Association of America establishing the Registrant (Incorporated by reference to Registrant’s Post-Effective Amendment No. 6 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 22, 2011.)

(2)	None

(3)	Form of Distribution Agreement (Incorporated by reference to Registrant’s Post-Effective Amendment No.1 to the Registration Statement Filed December 22, 2006.)

(4)	(A)	RA Annuity Wrap Endorsement (Incorporated by reference to Registrant’s Initial Registration Statement on Form N-4, Registration No. 333-134820 Filed June 7, 2006.)

	(A.1)	Amended and Restated RA Annuity Wrap Endorsement (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2008.)

	(B)	SRA Annuity Wrap Endorsement (Incorporated by reference to Registrant’s Initial Registration Statement on Form N-4, Registration No. 333-134820 Filed June 7, 2006.)

	(B.1)	Amended and Restated SRA Annuity Wrap Endorsement (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2008.)

	(C)	GRA Annuity Wrap Endorsement (Incorporated by reference to Registrant’s Initial Registration Statement on Form N-4, Registration No. 333-134820 Filed June 7, 2006.)

	(C.1)	Amended and Restated GRA Annuity Wrap Endorsement (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2008.)

	(D)	GSRA Annuity Wrap Endorsement (Incorporated by reference to Registrant’s Initial Registration Statement on Form N-4, Registration No. 333-134820 Filed June 7, 2006.)

	(D.1)	Amended and Restated GSRA Annuity Wrap Endorsement (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2008.)

	(E)	GA Annuity Wrap Endorsement (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2008.)

	(E.1)	Group Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2009.)

	(E.2)	Endorsement to Group Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2009.)

	(E.3)	Endorsement to TIAA Group Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2009.)

	(F)	RC Annuity Wrap Endorsement and Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2008.)

	(G)	RCP Annuity Wrap Endorsement and Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2008.)

	(H)	Minimum Distribution Annuity Contract Endorsement – Cashable (Incorporated by reference to Registrant’s Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2009.)

	(I)	Minimum Distribution Annuity Contract Endorsement – Non-Cashable (Incorporated by reference to Registrant’s Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2009.)

	(J)	Separate Account One-Life Annuity Supplemental Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 5 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2010.)

	(K)	Separate Account Two-Life Annuity Supplemental Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 5 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2010.)

(L)	Separate Account Fixed-Period Annuity Supplemental Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 5 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2010.)

(M)	Endorsement to TIAA Deferred Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2012.)

(N)	Endorsement to TIAA Group Deferred Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2012.)

(O)	Endorsement to TIAA Retirement Choice Annuity Contract or TIAA Retirement Choice Plus Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2012.)

(P)	Endorsement to TIAA Group Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2012.)

(Q)	Endorsement to TIAA Immediate Annuity Contract Applicable to Minimum Distribution Annuity and Installment Refund Contracts (Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2012.)

(R)	Endorsement to TIAA Immediate Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2012.)

(S)	Endorsement to TIAA Deferred Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2012.)

(T)	Endorsement to TIAA Deferred Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2012.)

(U)	Endorsement to TIAA Group Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2012.)

(V)	Endorsements to TIAA Deferred Annuity Contract – Minimum Distribution Annuity Election (Incorporated by reference to Registrant’s Post-Effective Amendment No. 9 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2014.)

(W)	Supplement to TIAA Retirement Choice Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 10 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 24, 2015.)

(X)	Supplement to TIAA Retirement Choice Annuity Plus Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 10 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 24, 2015.)

(Y)	Supplement to TIAA Retirement Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 10 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 24, 2015.)

(Z)	Supplement to TIAA Supplemental Retirement Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 10 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 24, 2015.)

(A1)	Supplement to TIAA Group Retirement Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 10 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 24, 2015.)

(A2)	Supplement to TIAA Group Supplemental Retirement Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 10 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 24, 2015.)

(A3)	Endorsement to TIAA Retirement Choice Annuity Contract or TIAA Retirement Choice Plus Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 10 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 24, 2015.)

(A4)	Endorsement to TIAA Retirement Choice Annuity Certificate or TIAA Retirement Choice Plus Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 10 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 24, 2015.)

(A5)	Supplement to TIAA Retirement Choice Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 11 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2016.)

(A6)	Supplement to TIAA Retirement Choice Plus Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 11 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2016.)

(A7)	Supplement to TIAA Retirement Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 11 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2016.)

(A8)	Endorsement to TIAA Retirement Choice Annuity Contract or TIAA Retirement Choice Plus Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 11 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2016.)

(A9)	Endorsement to TIAA Retirement Choice Annuity Certificate or TIAA Retirement Choice Plus Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 11 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2016.)

(A10)	Endorsement to TIAA Retirement Choice Annuity Certificate or TIAA Retirement Choice Plus Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 11 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2016.)

(A11)	Endorsement to TIAA Retirement Choice Annuity Contract or TIAA Retirement Choice Plus Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 11 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2016.)

(A12)	Endorsement to TIAA Retirement Choice Annuity Contract or TIAA Retirement Choice Plus Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 11 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2016.)

(A13)	Endorsement to TIAA Retirement Choice Annuity Certificate or TIAA Retirement Choice Plus Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 11 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2016.)

(A14)	Retirement Choice Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 13 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2017.)

(A15)	Retirement Choice Plus Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 13 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2017.)

(A16)	Retirement Choice Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 13 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2017.)

(A17)	Retirement Choice Plus Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 13 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2017.)

(A18)	Retirement Choice Plus Non-ERISA Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 13 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2017.)

(A19)	Retirement Choice Plus Non-ERISA Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 13 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2017.)

(A20)	Retirement Choice Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 14 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2018.)

(A21)	Retirement Choice Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 14 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2018.)

(A22)	Retirement Choice Plus Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 14 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2018.)

(A23)	Retirement Choice Plus Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 14 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2018.)

(A24)	Income Test Drive Annuity Election Endorsement for Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 14 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2018.)

(A25)	Income Test Drive Annuity Election Endorsement for Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 14 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2018.)

(A26)	Endorsement to TIAA Group Supplemental Retirement Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 14 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2018.)

(A27)	Endorsement to TIAA Retirement Choice Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 14 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2018.)

(A28)	Endorsement to TIAA Retirement Choice Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 14 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2018.)

(A29)	Endorsement to TIAA Retirement Choice Plus Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 14 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2018.)

(A30)	Endorsement to TIAA Retirement Choice Plus Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 14 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2018.)

(A31)	Multiple Employer Plan Retirement Choice Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 16 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 27, 2020.)

(A32)	Multiple Employer Plan Retirement Choice Plus Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 16 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 27, 2020.)

(A33)	Multiple Employer Plan Retirement Choice Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 16 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 27, 2020.)

(A34)	Multiple Employer Plan Retirement Choice Plus Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 16 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 27, 2020.)

(A35)	Rate Schedule to Multiple Employer Plan Retirement Choice Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 16 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 27, 2020.)

(A36)	Rate Schedule to Multiple Employer Plan Retirement Choice Plus Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 16 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 27, 2020.)

(A37)	Endorsement to TIAA Group Supplemental Retirement Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 16 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 27, 2020.)

	(A38)	Endorsement to TIAA Retirement Annuity Contract*

	(A39)	Endorsement to TIAA Annuity Contract*

(5)		Form of Application (Incorporated by reference to Registrant’s Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed May 1, 2007.)

(6)	(A)	Restated Charter of Teachers Insurance and Annuity Association of America (as amended) (Incorporated by reference to Registrant’s Post-Effective Amendment No. 11 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2016.)

	(B)	Bylaws of Teachers Insurance and Annuity Association of America (as amended) (Incorporated by reference to Registrant’s Post-Effective Amendment No. 10 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 24, 2015.)

(7)		None

(8)	(A)	Form of Participation Agreement among Teachers Insurance and Annuity Association of America, TIAA-CREF Institutional Mutual Funds, Teachers Advisors, Inc., and Teachers Personal Investors Services, Inc. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 22, 2006.)

	(B)	Form of Participation Agreement among Legg Mason Investor Services, LLC, Western Asset Management Company, and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 22, 2006.)

	(C)	Form of Participation Agreement among T. Rowe Price Investment Services, Inc., T. Rowe Price Associates, Inc., and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 22, 2006.)

	(D)	Form of Participation Agreement between Teachers Insurance and Annuity Association of America, TIAA-CREF Individual & Institutional Services, LLC, American Funds Distributors, Inc., American Funds Service Company, and Capital Research and Management Company (Incorporated by reference to Registrant’s Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 22, 2006.)

	(E)	Form of Amendment to Participation Agreements re: Rule 22c-2 (Incorporated by reference to Registrant’s Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed May 1, 2007.)

	(F)	Form of Amendment to Participation Agreements re: Rule 22c-2 (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2008.)

	(G)	Form of Amendment to Participation Agreements (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2008.)

	(H)	Form of Investment Accounting Agreement by and between State Street Bank and Trust Company and Teachers Insurance and Annuity Association of America and TIAA-CREF Life Insurance Company on behalf of the separate account. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2008.)

	(I)	Form of Domestic Custody Agreement by and between JPMorgan Chase Bank, N.A. and Teachers Insurance and Annuity Association of America on behalf of the separate account. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2008.)

	(J)	Amendment to Participation Agreement among Teachers Insurance and Annuity Association of America, TIAA-CREF Institutional Mutual Funds, and Teachers Personal Investors Services, Inc. re: Rule 22c-2. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2009.)

	(K)	Third Amendment to Fund Participation and Service Agreement by and among Teachers Insurance and Annuity Association of America, TIAA-CREF Individual & Institutional Services, LLC, American Funds Distributors, Inc., American Funds Service Company, and Capital Research and Management Company (Incorporated by reference to Registrant’s Post-Effective Amendment No. 5 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2010.)

	(L)	Amendment to Participation Agreement among Teachers Insurance and Annuity Association of America, TIAA-CREF Funds, Teachers Advisors, Inc., and Teachers Personal Investors Services, Inc. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 6 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 22, 2011.)

	(M)	Participation Agreement among Teachers Insurance and Annuity Association of America, DFA Investment Dimensions Group Inc., Dimensional Fund Advisors LP and DFA Securities LLC (Incorporated by reference to Registrant’s Post-Effective Amendment No. 6 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 22, 2011.)

	(N)	Participation Agreement by and between Teachers Insurance and Annuity Association of America and Dodge & Cox Funds (Incorporated by reference to Registrant’s Post-Effective Amendment No. 6 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 22, 2011.)

	(O)	Defined Contribution Clearance & Settlement Agreement by and between The Vanguard Group, Inc., Teachers Insurance and Annuity Association of America and JPMorgan Chase Bank, N.A. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 6 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 22, 2011.)

(P)	Amendment to Participation Agreement among Teachers Insurance and Annuity Association of America, TIAA-CREF Institutional Mutual Funds, Teachers Advisors, Inc., and Teachers Personal Investors Services, Inc. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2012.)

(Q)	First Amendment to the Defined Contribution Clearance & Settlement Agreement between The Vanguard Group, Inc., and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2012.)

(R)	Amendment to Participation Agreement by and among Teachers Insurance and Annuity Association of America, Legg Mason Investor Services, LLC, and Western Asset Management Company (Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2012.)

(S)	Amendment to Fund Participation and Service Agreement by and among Teachers Insurance and Annuity Association of America, TIAA-CREF Individual & Institutional Services, LLC, American Funds Distributors, Inc., American Funds Service Company, and Capital Research and Management Company (Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2012.)

(T)	Amendment to Fund Participation and Service Agreement among Teachers Insurance and Annuity Association of America, DFA Investment Dimensions Group Inc., Dimensional Fund Advisors LP and DFA Securities LLC (Incorporated by reference to Registrant’s Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2013.)

(U)	Amendment to Fund Participation and Service Agreement by and between Teachers Insurance and Annuity Association of America and Dodge & Cox Funds (Incorporated by reference to Registrant’s Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2013.)

(V)	Amendment to Participation Agreement among Teachers Insurance and Annuity Association of America, TIAA-CREF Funds, Teachers Advisors, Inc., and Teachers Personal Investors Services, Inc. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2013.)

(W)	Third Amendment to Participation Agreement by and among Teachers Insurance and Annuity Association of America, Legg Mason Investor Services, LLC, and Western Asset Management Company (Incorporated by reference to Registrant’s Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2013.)

(X)	Fifth Amendment to Fund Participation and Service Agreement by and among Teachers Insurance and Annuity Association of America, TIAA-CREF Individual & Institutional Services, LLC, American Funds Distributors, Inc., American Funds Service Company, and Capital Research and Management Company (Incorporated by reference to Registrant’s Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2013.)

(Y)	Amendment to Fund Participation and Service Agreement among T. Rowe Price Investment Services, Inc., T. Rowe Price Associates, Inc., T. Rowe Price Funds, and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2013.)

(Z)	Amendment to the Agreement by and among The Vanguard Group, Inc., Teachers Insurance and Annuity Association of America, and JPMorgan Chase Bank, N.A. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2013.)

(A1)	Amendment to Participation Agreement by and among Teachers Insurance and Annuity Association of America, TIAA-CREF Funds, Teachers Advisors, Inc., and Teachers Personal Investors Services, Inc. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 10 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 24, 2015.)

(A2)	Participation Agreement among American Beacon Advisors, Inc., a Delaware Corporation, Foreside Fund Services, LLC, and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 1, 2016.)

(A3)	Participation Agreement among Ariel Distributors, LLC and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 1, 2016.)

(A4)	Participation Agreement among The Advisors’ Inner Circle Fund II, Champlain Investment Partners LLC, SEI Investment Distribution Co., and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 1, 2016.)

(A5)	Participation Agreement among Delaware Investments Family of Funds, Delaware Management Company, a series of Delaware Management Business Trust, Delaware Distributors, L.P., and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 1, 2016.)

(A6)	Participation Agreement among JPMorgan Trust II, JPMorgan Distribution Services, Inc., and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 1, 2016.)

(A7)	Participation Agreement among The Lazard Funds, Inc., Lazard Asset Management LLC, Lazard Asset Management Securities LLC, and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 1, 2016.)

(A8)	Participation Agreement among Lord Abbett Investment Trust, Lord Abbett & Co. LLC, Lord Abbett Distributor LLC, and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 1, 2016.)

(A9)	Participation Agreement among MFS Series Trust XI, MFS Fund Distributors, Inc., and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 1, 2016.)

(A10)	Participation Agreement among Nationwide Mutual Funds, Nationwide Fund Distributors LLC, and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 1, 2016.)

(A11)	Participation Agreement among Parnassus Fund, Parnassus Investments, Parnassus Funds Distributor, and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 1, 2016.)

(A12)	Participation Agreement among Franklin Templeton Distributors, Inc., and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 1, 2016.)

(A13)	Amendment to Fund Participation and Service Agreement among T. Rowe Price Investment Services, Inc., T. Rowe Price Associates, Inc., and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 1, 2016.)

(A14)	Amendment to the Agreement by and among The Vanguard Group, Inc., Teachers Insurance and Annuity Association of America, and JPMorgan Chase Bank, N.A. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 1, 2016.)

(A15)	Administrative Services Agreement among Ariel Investment Trust and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 1, 2016.)

(A16)	Administrative Services Agreement among Parnassus Investments and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 1, 2016.)

(A17)	Participation Agreement among Saturna Capital Corporation, Saturna Brokerage Services, Inc. and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 17 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed October 1, 2020.)

(A18)	Participation Agreement among PGIM Investments LLC, Prudential Investment Management Services, LLC, Prudential Mutual Fund Services, LLC and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 17 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed October 1, 2020.)

(A19)	Participation Agreement among AIM International Mutual Funds (Invesco International Mutual Funds), Invesco Distributors, Inc. and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 17 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed October 1, 2020.)

(A20)	Participation Agreement among BlackRock Advisors, LLC, BlackRock Investments, LLC and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 17 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed October 1, 2020.)

(A21)	Participation Agreement among American Century Services, LLC, American Century Services, Inc. and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 17 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed October 1, 2020.)

(A22)	Amendment to the Participation Agreement among MFS Series Trust I, MFS Series Trust IV, MFS Series Trust X, MFS Series Trust XI, MFS Fund Distributors, Inc. and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 17 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed October 1, 2020.)

(A23)	Amendment to Participation Agreement between Teachers Insurance and Annuity Association of America, TIAA-CREF Individual & Institutional Services, LLC, American Funds Distributors, Inc., American Funds Service Company, and Capital Research and Management Company (Incorporated by reference to Registrant’s Post-Effective Amendment No. 17 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed October 1, 2020.)

(A24)	Amendment to the Participation Agreement between American Beacon Advisors, Inc. and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 17 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed October 1, 2020.)

(A25)	Amendment to the Participation Agreement among TIAA-CREF Funds, (formerly the TIAA-CREF Institutional Funds), Teachers Advisors, LLC (formerly Teachers Advisors, Inc.) (“Adviser”), Nuveen Securities, LLC (formerly Teacher Personal Investors Services, Inc.) and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 17 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed October 1, 2020.)

(A26)	Participation Agreement among Nuveen Securities, LLC and Teachers Insurance and Annuity Association of America*

	(A27)	Administrative Services Agreement between Saturna Capital Corporation and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 17 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed October 1, 2020.)

	(A28)	Amendment to the Participation Agreement between American Beacon Advisors, Inc. and Teachers Insurance and Annuity Association of America*

	(A29)	Amendment to the Participation Agreement among American Century Services, LLC, American Century Services, Inc. and Teachers Insurance and Annuity Association of America*

	(A30)	Amendment to the Participation Agreement among Ariel Distributors, LLC, Ariel Investment Trust and Teachers Insurance and Annuity Association of America*

	(A31)	Amendment to the Participation Agreement among BlackRock Advisors, LLC, BlackRock Investments, LLC and Teachers Insurance and Annuity Association of America*

	(A32)	Amendment to the Participation Agreement among Delaware Management Company, a series of Delaware Management Business Trust, Delaware Distributors, L.P., and Teachers Insurance and Annuity Association of America*

	(A33)	Addendum to Participation Agreement by and between Teachers Insurance and Annuity Association of America and Dodge & Cox Funds*

	(A34)	Amendment to the Participation Agreement among The Lazard Funds, Inc., Lazard Asset Management LLC, Lazard Asset Management Securities LLC, and Teachers Insurance and Annuity Association of America*

	(A35)	Amendment to the Participation Agreement among MFS Series Trust I, MFS Series Trust IV, MFS Series Trust X, MFS Series Trust XI, MFS Fund Distributors, Inc. and Teachers Insurance and Annuity Association of America*

	(A36)	Amendment to the Participation Agreement among Nationwide Mutual Funds, Nationwide Fund Distributors LLC, and Teachers Insurance and Annuity Association of America*

	(A37)	Amendment to the Participation Agreement among PGIM Investments LLC, Prudential Investment Management Services, LLC, Prudential Mutual Fund Services, LLC and Teachers Insurance and Annuity Association of America*

	(A38)	Amendment to the Participation Agreement among JPMorgan Distribution Services, Inc., JPMorgan Trust II and Teachers Insurance and Annuity Association of America*

	(A39)	Amendment to the Participation Agreement between Legg Mason Investor Services, LLC and Teachers Insurance and Annuity Association of America*

	(A40)	Amendment to the Participation Agreement between Lord Abbett and Teachers Insurance and Annuity Association of America*

	(A41)	Amendment to the Participation Agreement among Nuveen Securities, LLC, Teachers Advisors, LLC, TIAA-CREF Funds and Teachers Insurance and Annuity Association of America*

	(A42)	Amendment to the Participation Agreement between Nuveen Securities, LLC and Teachers Insurance and Annuity Association of America*

	(A43)	Amendment to the Participation Agreement among The Vanguard Group, Inc., Vanguard Marketing Corporation, Vanguard Variable Insurance Fund and Teachers Insurance and Annuity Association of America*

	(A44)	Service and Subcontracting Agreement between TIAA Shared Services, LLC and Teachers Insurance and Annuity Association of America*

(9)	Opinion and consent of Deirdre Hykal, Esquire*

(10)	(A)	Consent of Eversheds Sutherland (US) LLP*

	(B)	Consents of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm*

(11)	None

(12)	None

(13)	Powers of Attorney*

*	Filed herewith

Item 25.	Directors and Officers of the Depositor

Name and Principal Business Address*	Positions and Offices with Insurance Company
Ronald L. Thompson	Trustee and Chairman

Jeffrey R. Brown	Trustee

Priscilla Sims Brown	Trustee

James R. Chambers	Trustee

Lisa W. Hess	Trustee

Edward M. Hundert, M.D.	Trustee

Maureen O’ Hara	Trustee

Donald K. Peterson	Trustee

Dorothy K. Robinson	Trustee

Kim M. Sharan	Trustee

Marta Tienda	Trustee

Thasunda Brown Duckett	President and Chief Executive Officer and Trustee

Jose Minaya	Senior Executive Vice President and CEO, Nuveen

David G. Nason	Senior Executive Vice President, Chief Legal, Risk, and Compliance Officer

Ajit Naidu	Executive Vice President and Acting Head of Client Services & Technology

Glenn R. Richter	Senior Executive Vice President and Chief Financial Officer

Sean N. Woodroffe	Senior Executive Vice President and Chief Human Resources Officer

Derek B. Dorn	Senior Managing Director and Corporate Secretary

Christine Dugan	Senior Vice President and Chief Actuary

Austin P. Wachter	Senior Vice President and Chief Accounting Officer and Corporate Controller

Richard S. Biegen	Chief Compliance Officer of the Separate Account

Sanjay Gupta	Executive Vice President, Client Solutions & Outcomes, Planning Change & Business Management

*	The principal business address for each individual is:

TIAA

730 Third Avenue

New York, New York 10017-3206

Item 26. Persons Controlled by or under Common Control with the Depositor or Registrant

The following chart indicates subsidiaries of Teachers Insurance and Annuity Association of America. These subsidiaries are included in the consolidated financial statements of Teachers Insurance and Annuity Association of America.

All Teachers Insurance and Annuity Association of America subsidiary companies are Delaware corporations, except as indicated.

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA
HOLDING COMPANY SYSTEM*

Seven Persons serve as members of TIAA Board of Overseers
TIAA Board of Overseers
Teachers Insurance and Annuity Association of America ("TIAA")
Nuveen, LLC
Investment Subsidiaries and Investment vehicles
Real Estate Separate Account Subsidiaries
TIAA-CREF Life Insurance Company
MyVest Corporation
Envisage Information Systems, LLC
TIAA GBS Holding LLC
TIAA GBS Singapore Holding Company Pte. Ltd.
TIAA Global Business Services (India) Private Limited
TIAA Shared Services LLC
TIAA-CREF Individual & Institutional Services, LLC
TIAA-CREF Tuition Financing, Inc.
TIAA-CREF Redwood, LLC
TIAA Endowment & Philanthropic Services, LLC
TIAA FSB Holdings, Inc.
Everbank Funding, LLC
TIAA, FSB
TIAA RFS, LLC
TIAA-CREF Insurance Agency, LLC
TIAA Advisory, LLC
Nuveen Services, LLC
TIAA-CREF Asset Management LLC
Nuveen Finance, LLC
TIAA-CREF Investment Management, LLC
Nuveen Alternative Holdings LLC
Nuveen Holdings 1, Inc.
Teachers Advisors, LLC
Nuveen International Holdings LLC
Nuveen Real Estate Global LLC
Nuveen UK Limited
Nuveen Canada Company
Nuveen Japan Co. Ltd.
Nuveen Hong Kong Limited
(Note: There are multiple holding companies in between this entity and Nuveen International Holdings LLC)
Nuveen Global Investments LLC
Nuveen Real Estate Project Management Services LLC
TIAA International Holdings 1 Limited
TIAA International Holdings 2 Limited
TIAA International Holdings 3 Limited
Nuveen Real Estate Limited
Nuveen Alternatives Advisors LLC
AGR Partners LLC
Nuveen Churchill Advisors LLC
NCBDC Holdings LLC
Westchester Group Investment Management, Inc.
Westchester Group Investment Management Holding Company, Inc.
GreenWood Resources, Inc.
Beaver Investment Holdings LLC
Nuveen Churchill Administration LLC
Churchill Asset Management LLC
Nuveen Holdings, Inc.
Nuveen Investments, Inc.
NIS/R&T, Inc.
Nuveen Alternative Investments, LLC
Nuveen Securities, LLC
Nuveen Fund Advisors, LLC
Nuveen Asset Management, LLC
Symphony Alternative Assets Management LLC
Nuveen Investments Holdings, Inc.
Nuveen WCM Holdings, LLC
Winslow Capital Management, LLC
Nuveen NWQ Holdings, LLC
NWQ Partners, LLC
NWQ Investment Management Company, LLC
Santa Barbara Asset Management, LLC
Gresham Investment Management LLC
Gresham Investment Management Asia Pte Ltd.
Gresham Asset Management LLC

***This chart is a depiction of the ownership structure of Teachers Insurance and Annuity Association of America (the "Company") and certain of its subsidiaries. This chart does not include all downstream subsidiaries of the Company, such as investment vehicles or funds managed by the Company or its subsidiaries, and is not indicative of the percentage ownership interests held.**

Effective as of December 31, 2020

Exhibit A

Entity Name	Domestic Jurisdiction	Owner Name	Owner Type	Ownership%*	Business Purpose
Adastra Management Inc.	AB, Canada	Polar Star Canadian Oil and Gas Holding, ULC	Shareholder	40	To act as the sol manager of a corporation.

AGR Partners LLC	DE	Nuveen Alternative Holdings LLC	Member	75	To manage agricultural investments.

AGR Services LLC	DE	AGR Partners LLC	Member	99	To employ personnel.

AGR Services LLC	DE	Nuveen Alternative Holdings LLC	Member	1	To employ personnel.

AMC Holding, Inc.	FL	TIAA, FSB	Shareholder	100	To act as a shell holding company.

Anglo-Sino Henderson Investment Consultancy (Beijing) Co Limited	China	Nuveen Group Holdings Limited	Shareholder	100	To provide investment consulting services.

Asia Pacific Cities Management S.à r.l	Luxembourg	Nuveen Europe Holdings Limited	Shareholder	100	To manage real estate funds.

Business Property Lending, Inc.	DE	TIAA, FSB	Shareholder	100	To act as a servicer of securitized commercial mortgage loans.

CAM HR Resources LLC	DE	Nuveen Alternative Holdings LLC	Member	1	To employ personnel.

CAM HR Resources LLC	DE	Churchill Asset Management LLC	Managing Member	99	To employ personnel.

Churchill Agency Services LLC	DE	Churchill Asset Management LLC	Member	100	To act as administrative and collateral agent in connection with certain investments.

Churchill Asset Management LLC	DE	Nuveen Alternative Holdings LLC	Member	75	To act as a registered investment adviser for senior loan investments, primarily in U.S. middle-market companies.

Elite Lender Services, Inc.	FL	TIAA, FSB	Shareholder	100	To engage in residential mortgage settlement services and act as a title insurance agency.

Envisage Information Systems, LLC	NY	Teachers Insurance and Annuity Association of America	Member	100	To operate a software development company.

Greenwood Resources Brasil, Ltda.	Brazil	GreenWood Resources, Inc.	Shareholder	1	To provide property management services.

Greenwood Resources Brasil, Ltda.	Brazil	Greenwood Resources Forest Management, LLC	Shareholder	99	To provide property management services

GreenWood Resources Capital Management, LLC	DE	GreenWood Resources, Inc.	Member	100	To act as a registered investment advisor.

GreenWood Resources Poland SPÓŁKA Z OGRANICZONĄ ODPOWIEDZIALNOŚCIĄ	Poland	Greenwood Resources Forest Management, LLC	Shareholder	100	To provide property management services.

GreenWood Resources, Inc.	DE	Beaver Investment Holdings LLC	Shareholder	100	To act as an advisor and manager of timber and related investments.

Gresham Asset Management LLC		Nuveen Investments, Inc.	Managing Member	100	To serve as a shell entity.

Gresham Investment Management Asia Pte Ltd.	Singapore	Gresham Investment Management LLC	Managing Member	100	To provide sales and marketing services with respect to the investment advisory and management services offered by its affiliates.

Gresham Investment Management LLC	DE	Nuveen Investments, Inc.	Managing Member	78.9	To act as a registered investment advisor, commodity pool operator, and commodity trading advisor, provide investment advisory and management services to Nuveen Group-sponsored investment vehicles.

GWR Uruguay S.A.	Uruguay	Greenwood Resources Forest Management, LLC	Shareholder	100	To act as a property manager.

Henderson European Retail Property Fund Management S.a.r.l.	Luxembourg	Nuveen Europe Holdings Limited	Shareholder	94.4	To manage real estate funds

Jatoba Brasil Investimentos Florestais Ltda	Brazil	GTR Brasil Participações Ltda.	Shareholder	100	To facilitate asset acquisitions of timber assets.

MyVest Corporation	DE	Teachers Insurance and Annuity Association of America	Shareholder	100	To provide digital financial account management services.

Nuveen Administration Limited	United Kingdom	Nuveen Real Estate Limited	Shareholder	100	To provide administrative services and act as employer.

Nuveen Alternatives Advisors LLC	DE	Nuveen Alternative Holdings LLC	Member	100	To provide advisory services for alternative investments.

Nuveen Alternatives Europe S.a.r.l	Luxembourg	Nuveen Europe Holdings Limited	Shareholder	100	To act as an authorised alternative investment fund manager and a managemment company.

Nuveen Alternatives Services LLC	DE	Nuveen Alternative Holdings LLC	Member	100	To provide administrative services and to act as General Partner

Entity Name	Domestic Jurisdiction	Owner Name	Owner Type	Ownership%*	Business Purpose
Nuveen Asset Management Europe S.a.r.l.	Luxembourg	Nuveen Europe Holdings Limited	Shareholder	100	To hold or distribute investments.

Nuveen Asset Management, LLC	DE	Nuveen Fund Advisors, LLC	Managing Member	100	To provide investment management services to Nuveen Group-sponsored investment vehicles (which facilitate primarily third party investments) and other third parties via collective investment vehicles and segregated investment accounts. U.S. Securities and Exchange Commission registered investment adviser.

Nuveen Beteiligung Verwaltungs Gmbh	Germany	Nuveen Group Holdings Limited	Shareholder	100	To manage real estate investments.

Nuveen Canada Company	Canada	Nuveen International Holdings LLC	Shareholder	100	To provide sales and marketing services with respect to the investment advisory and management services offered by its affiliates.

Nuveen Churchill Advisors LLC	DE	NCBDC Holdings LLC	Member	100	To act as a primary adviser.

Nuveen Consulting (Shanghai) Co Ltd	China	Nuveen Group Holdings Limited	Shareholder	100	To provide investment consulting.

Nuveen Corporate Secretarial Services Limited	United Kingdom	Nuveen Group Holdings Limited	Shareholder	100	To provide administrative services.

Nuveen France SAS	France	Nuveen Group Holdings Limited	Shareholder	100	To provide real estate advisory services.

Nuveen Fund (Europe) Management Sarl	Luxembourg	Nuveen Europe Holdings Limited	Shareholder	100	To manage real estate funds.

Nuveen Fund Advisors, LLC	DE	Nuveen Investments, Inc.	Managing Member	100	To provide investment management services to Nuveen Group-sponsored investment vehicles (which facilitate primarily third party investments) and other third parties via collective investment vehicles. U.S. Securities and Exchange Commission registered investment adviser. U.S. Commodity Futures Trading Commission registered commodity pool operator.

Nuveen Fund Management (Jersey) Limited	Jersey	Nuveen Europe Holdings Limited	Shareholder	100	To manage real estate funds.

Nuveen Hong Kong Limited	Hong Kong	TGAM HK HC LLC	Shareholder	100	To provide distribution, advisory, and marketing services.

Nuveen Investment Consulting (Shanghai) Company Limited	Luxembourg	Nuveen Group Holdings Limited	Shareholder	100	Entity formed provide investment consulting.

Nuveen Italy S.R.L.	Italy	Nuveen Group Holdings Limited	Shareholder	100	To manage real estate investments.

Nuveen Japan Co., LTD	Japan	Nuveen International Holdings LLC	Shareholder	100	To engage in investment management, agency business, financial instruments exchange, market and investment research, and a financial distribution business office.

Nuveen Management AIFM Limited	United Kingdom	Nuveen Europe Holdings Limited	Shareholder	100	To act as an asset manager.

Nuveen Management Austria GmbH	Austria	Nuveen Group Holdings Limited	Shareholder	65	To manage real estate funds.

Nuveen Management Company (Luxembourg) No 1 Sarl	Luxembourg	Nuveen Europe Holdings Limited	Shareholder	94.4	To manage real estate funds.

Nuveen Management Finland Oy	Finland	Nuveen Group Holdings Limited	Shareholder	100	To act as an employer for the asset manager in connection with a fund.

Nuveen Property Management (Jersey) Limited	Jersey	Nuveen Europe Holdings Limited	Shareholder	100	To manage real estate funds.

Nuveen Real Estate (Australia) Limited	Australia	Nuveen Group Holdings Limited	Shareholder	100	To provide real estate advisory and management services.

Nuveen Real Estate Global Cities Advisors, LLC	DE	Nuveen Real Estate Global LLC	Member	100	To provide investment advisory services.

Nuveen Real Estate Limited	United Kingdom	TIAA International Holdings 1 Limited	Shareholder	0.4	To act as the holding company for the legal entities.

Nuveen Real Estate Limited	United Kingdom	TIAA International Holdings 3 Limited	Shareholder	99.6	To act as the holding company for the legal entities.

Nuveen Real Estate Management Limited	United Kingdom	Nuveen FCACO Limited	Shareholder	100	To manage real estate funds.

Nuveen Real Estate Project Management Services LLC	DE	Nuveen Real Estate Global LLC	Member	100	To provide construction and development management services.

Nuveen Securities, LLC	DE	Nuveen Investments, Inc.	Member	100	To act as a broker-dealer that distributes and/or underwrites Nuveen Group-sponsored investment vehicles and facilitates certain trades made by the Nuveen Group’s investment managers on behalf of their clients. U.S. Securities and Exchange Commission registered broker-dealer and Financial Industry Regulatory Authority member.

Nuveen Services, LLC	DE	Nuveen, LLC	Member	100	To act as the employer entity and to enter into commercial relationships pertaining to the provision of shared services.

Entity Name	Domestic Jurisdiction	Owner Name	Owner Type	Ownership%*	Business Purpose
Nuveen Singapore Private Limited	Singapore	Nuveen Group Holdings Limited	Shareholder	100	To act as a real estate investment advisor.

Nuveen UK Limited	United Kingdom	Nuveen International Holdings LLC	Shareholder	100	To provide distribution and marketing services.

NWQ Investment Management Company, LLC	DE	NWQ Partners, LLC	Member	100	To provide investment management services to Nuveen Group-sponsored investment vehicles (which facilitate primarily third party investments) and other third parties via collective investment vehicles and segregated investment accounts. U.S. Securities and Exchange Commission registered investment adviser.

Permian Investor Asset Manager LLC	DE	Nuveen Permian Investor Asset Manager Member LLC	Member	50	To hold real estate and other investments.

Plata Wine Partners, LLC	CA	Plata Managers LLC	Member	10	To hold agricultural investments.

Plata Wine Partners, LLC	CA	Plata Advisors LLC	Member	45	To hold agricultural investments.

Plata Wine Partners, LLC	CA	The Plata Wine Partners Trust	Member	45	To hold agricultural investments.

Santa Barbara Asset Management, LLC	DE	Nuveen Investments, Inc.	Member	100	To provide investment management services to Nuveen Group-sponsored investment vehicles (which facilitate primarily third party investments) and other third parties via collective investment vehicles and segregated investment accounts.

Symphony Alternative Asset Management LLC	DE	Symphony Asset Management LLC	Managing Member	100	To act as an asset manager of CLO products.

Symphony Asset Management LLC	CA	Nuveen Investments Holdings, Inc.	Managing Member	49	To provide investment management services to Nuveen Group-sponsored investment vehicles (which facilitate primarily third party investments) and other third parties via collective investment vehicles and segregated investment accounts. U.S. Securities and Exchange Commission registered investment adviser.

Symphony Asset Management LLC	CA	Nuveen Investments, Inc.	Member	51	To provide investment management services to Nuveen Group-sponsored investment vehicles (which facilitate primarily third party investments) and other third parties via collective investment vehicles and segregated investment accounts. U.S. Securities and Exchange Commission registered investment adviser.

Taurion, S.A.	Uruguay	Global Timber Spain S.L.	Shareholder	100	To hold alternative investments.

Teachers Advisors, LLC	DE	Nuveen Finance, LLC	Member	100	To act as a registered investment advisor to provide investment management services.

TIAA Advisory, LLC	DE	TIAA RFS, LLC	Managing Member	100	To provide investment advisory services to managed account programs.

TIAA Commercial Finance, Inc.	DE	Tygris Commercial Finance Group, Inc.	Shareholder	100	To engage in equipment leasing and commercial financing.

TIAA Endowment & Philanthropic Services, LLC	DE	TIAA-CREF Redwood, LLC	Member	100	To act as a registered investment adviser and provide investment advice and gift administration services to charitable organizations and other non-profit institutions through investment management and gift administration agreements with charitable organizations.

TIAA Global Business Services (India) Private Limited	India	TIAA GBS Singapore Holding Company Pte. Ltd.	Shareholder	99	To provide certain information technology related services.

TIAA Global Business Services (India) Private Limited	India	TIAA GBS Holding LLC	Shareholder	1	To provide certain information technology related services.

TIAA, FSB	FL	TIAA FSB Holdings, Inc.	Shareholder	100	To engage in banking, lending, and trust activities.

TIAA-CREF Asset Management UK Limited	United Kingdom	Nuveen FCACO Limited	Shareholder	100	To provide real estate investment advisory services

TIAA-CREF Individual & Institutional Services, LLC	DE	Teachers Insurance and Annuity Association of America	Member	100	To act as a registered broker-dealer and investment advisor and to provide distribution and related services for College Retirement Equities Fund, TIAA Real Estate Account and TIAA Separate Account VA-3, distribution services for the TIAA-CREF Funds, the TIAA-CREF Life Funds, TIAA-CREF Life Insurance Company’s Fixed and Variable Annuity and Variable Life Products and TCAM Funds, and third party funds within retirement and savings plans and administrative services to tuition savings products.

TIAA-CREF Insurance Agency, LLC	DE	TIAA RFS, LLC	Managing Member	100	To act as a licensed life insurance agent offering insurance services and products.

TIAA-CREF Investment Management, LLC	DE	TIAA-CREF Asset Management LLC	Member	100	To act as a a registered investment advisor, which provides investment management services for College Retirement Equities Fund.

TIAA-CREF Life Insurance Company	NY	Teachers Insurance and Annuity Association of America	Shareholder	100	To issue guaranteed and variable annuities and funding agreements to the general public.

TIAA-CREF Luxembourg S.A.R.L.	Luxembourg	Nuveen Group Holdings Limited	Shareholder	100	To provide accounting and domiciliary services to legal entities.

TIAA-CREF Tuition Financing, Inc.	DE	Teachers Insurance and Annuity Association of America	Shareholder	100	To administer and provide program management services on behalf of state entities to qualified tuition programs formed pursuant to Section 529 of the Internal Revenue Code.

Tygris Asset Finance, Inc.	DE	Tygris Commercial Finance Group, Inc.	Shareholder	100	This entity is dormant.

Entity Name	Domestic Jurisdiction	Owner Name	Owner Type	Ownership%*	Business Purpose
Westchester Group Chile Investment Management, SpA	Chile	Westchester Group Investment Management, Inc.	Shareholder	100	To facilitate management operations in Chile.

Westchester Group Farm Management, Inc.	IL	Westchester Group Investment Management, Inc.	Shareholder	100	To provide farm management services.

Westchester Group Investment Management, Inc.	DE	Westchester Group Investment Management Holding Company, Inc.	Shareholder	100	To operate an agricultural asset management business.

Westchester Group of Europe Limited	United Kingdom	Westchester Group Investment Management, Inc.	Shareholder	100	This is a private limited company that manages farmland fund entities.

Westchester Group of Poland Sp. Z.o.o.	Poland	Westchester Group of Europe Limited	Shareholder	100	This is a private limited company that manages farmland fund entities.

Westchester Group Real Estate, Inc.	IL	Westchester Group Investment Management, Inc.	Shareholder	100	To provide brokerage services related to agricultural investments.

Westchester Group South America Gestao De Investimentos Ltda.	Brazil	Westchester Group Real Estate, Inc.	Shareholder	1	To manage farmland funds.

Westchester Group South America Gestao De Investimentos Ltda.	Brazil	Westchester Group Investment Management, Inc.	Shareholder	99	Private limited company that manages farmland funds

Westchester Group SRL	Romania	Westchester Group of Europe Limited	Shareholder	100	This is a private limited company that manages farmland fund entities.

Westchester NGFF Investment, LLC	DE	Westchester Group Investment Management, Inc.	Shareholder	100	To hold investments for employee long-term incentive.

Winslow Capital Management, LLC	DE	Nuveen WCM Holdings, LLC	Member	100	To provide investment management services to Nuveen Group-sponsored investment vehicles (which facilitate primarily third party investments) and other third parties via collective investment vehicles and segregated investment accounts. U.S. Securities and Exchange Commission registered investment adviser.

*

Note: TIAA has control of the subsidiaries included in this filing (each, a “Subsidiary”) through: (i) direct or indirect ownership of a majority of the voting securities of the Subsidiary; (ii) TIAA, or a subsidiary of TIAA, acting as asset manager or manager of the Subsidiary (or in a similar role); or (iii) corporate governance provisions present in the Subsidiary’s constituent documents.

Item 27.	Number of Contract owners

As of February 28, 2021 there were 279,400 owners of the contracts.

Item 28.	Indemnification

Trustees, officers, and employees of TIAA may be indemnified against liabilities and expenses incurred in such capacity pursuant to Article Six of TIAA’s bylaws (see Exhibit 6(B)). Article Six provides that, to the extent permitted by law, TIAA will indemnify any person made or threatened to be made a party to any action, suit or proceeding by reason of the fact that such person is or was a trustee, officer, or employee of TIAA or, while a trustee, officer, or employee of TIAA, served any other organization in any capacity at TIAA’s request. To the extent permitted by law, such indemnification could include judgments, fines, amounts paid in settlement, and expenses, including attorney’s fees. TIAA has in effect an insurance policy that will indemnify its trustees, officers, and employees for liabilities arising from certain forms of conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to officers and directors of the Depositor, pursuant to the foregoing provision or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director or officer in connection with the successful defense of any action, suit or proceeding) is asserted by a director or officer in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in that Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriters

(a) TIAA-CREF Individual & Institutional Services, LLC acts as principal underwriter for Registrant, College Retirement Equities Fund, TIAA Real Estate Account, TIAA-CREF Life Insurance Company Separate Account VA-1, TIAA-CREF Life Insurance Company Separate Accounts VLI-I and VLI-2, and TIAA Separate Account VA-1.

(b) Management

Name and Principal Business Address*	Positions and Offices with Underwriter
Rashmi Badwe	Manager
William G. Griesser	Manager
Eric T. Jones	Manager
Raymond Bellucci	Manager
Angela Kahrmann	Manager, President, Chief Executive Officer
Colbert Narcisse	Manager
Ross Abbott	Chief Operating Officer
Christopher A. Baraks	Vice President
Mary Catherine Benedetto	Secretary
Jennifer Sisom	Treasurer
David Barber	Chief Financial Officer, Controller
Pamela Lewis Marlborough	Managing Director, Chief Legal Officer, Assistant Secretary
Lisa Lynn	Chief Compliance Officer

*	The address of each Manager and Officer is c/o TIAA-CREF Institutional and Individual Services, LLC, 730 Third Avenue, New York, NY 10017-3206

(c) Not Applicable.

Item 30.	Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained at the Registrant’s home office, 730 Third Avenue, New York, New York 10017, and at other offices of the Registrant located at 8500 Andrew Carnegie Boulevard, Charlotte, North Carolina 28262. In addition, certain duplicated records are maintained at Iron Mountain (Pierce Leahy) Archives, 22 Kimberly Road, East Brunswick, New Jersey 08816, Citistorage, 5 North 11th Street, Brooklyn, New York 11211, File Vault, 839 Exchange Street, Charlotte, North Carolina 28208, JP Morgan Chase Bank, N.A., 4 Chase Metrotech Center Brooklyn, New York 11245, and State Street Bank and Trust Company, located at 801 Pennsylvania Avenue, Kansas City, Missouri 64105.

Item 31.	Management Services

Not Applicable.

Item 32.	Undertakings

(a) The Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) The Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) The Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under Form N-4 promptly upon written or oral request.

Representations

Teachers Insurance and Annuity Association of America represents that the fees and charges deducted under the contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Teachers Insurance and Annuity Association of America.

TIAA represents that the No-Action Letters issued by the Staff of the Division of Investment Management on November 28, 1988 to the American Council of Life Insurance and August 30, 2012 to ING Life Insurance Company are being relied upon, and that the terms of those No-Action positions have been complied with.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, TIAA Separate Account VA-3 certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York, on the 27th of April, 2021.

TIAA SEPARATE ACCOUNT VA-3

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA (On behalf of Registrant and itself)

By:	/s/ Liza M. Tyler
Name:	LIZA M. TYLER
Title:	Senior Managing Director, Lifetime Income

As required by the Securities Act of 1933, this Post-Effective Amendment has been signed by the following persons on April 27, 2021 in the capacities indicated.

Signature	Title

/s/ Liza M. Tyler	Senior Managing Director, Lifetime Income
Liza M. Tyler

Senior Vice President and Chief Accounting Officer and Corporate Controller,
/s/ AUSTIN P. WACHTER	TIAA
Austin P. Wachter	(Principal Financial Officer and Principal Accounting Officer)

SIGNATURE OF TRUSTEE	SIGNATURE OF TRUSTEE

*	*
Jeffrey R. Brown	Maureen O’Hara

*	*
Priscilla Sims Brown	Donald K. Peterson

*	*
James R. Chambers	Dorothy K. Robinson

*
Thasunda Brown Duckett	Kim M. Sharan

*	*
Lisa W. Hess	Ronald L. Thompson

*	*
Edward M. Hundert	Marta Tienda

/s/ ANEAL KRISHNAMURTHY
Aneal Krishnamurthy Attorney-in-fact

*	Signed by Aneal Krishnamurthy as attorney-in-fact pursuant to powers of attorney filed herewith.

Exhibit Index

(4)	(A38) Endorsement to TIAA Retirement Annuity Contract

(A39) Endorsement to TIAA Annuity Contract

(8)	(A26) Participation Agreement among Nuveen Securities, LLC and Teachers Insurance and Annuity Association of America

(A28) Amendment to the Participation Agreement between American Beacon Advisors, Inc. and Teachers Insurance and Annuity Association of America

(A29) Amendment to the Participation Agreement among American Century Services, LLC, American Century Services, Inc. and Teachers Insurance and Annuity Association of America

(A30) Amendment to the Participation Agreement among Ariel Distributors, LLC, Ariel Investment Trust and Teachers Insurance and Annuity Association of America

(A31) Amendment to the Participation Agreement among BlackRock Advisors, LLC, BlackRock Investments, LLC and Teachers Insurance and Annuity Association of America

(A32) Amendment to the Participation Agreement among Delaware Management Company, a series of Delaware Management Business Trust, Delaware Distributors, L.P., and Teachers Insurance and Annuity Association of America

(A33) Addendum to Participation Agreement by and between Teachers Insurance and Annuity Association of America and Dodge & Cox Funds

(A34) Amendment to the Participation Agreement among The Lazard Funds, Inc., Lazard Asset Management LLC, Lazard Asset Management Securities LLC, and Teachers Insurance and Annuity Association of America

(A35) Amendment to the Participation Agreement among MFS Series Trust I, MFS Series Trust IV, MFS Series Trust X, MFS Series Trust XI, MFS Fund Distributors, Inc. and Teachers Insurance and Annuity Association of America

(A36) Amendment to the Participation Agreement among Nationwide Mutual Funds, Nationwide Fund Distributors LLC, and Teachers Insurance and Annuity Association of America

(A37) Amendment to the Participation Agreement among PGIM Investments LLC, Prudential Investment Management Services, LLC, Prudential Mutual Fund Services, LLC, and Teachers Insurance and Annuity Association of America

(A38) Amendment to the Participation Agreement among JPMorgan Distribution Services, Inc., JPMorgan Trust II and Teachers Insurance and Annuity Association of America

(A39) Amendment to the Participation Agreement between Legg Mason Investor Services, LLC and Teachers Insurance and Annuity Association of America

(A40) Amendment to the Participation Agreement between Lord Abbett and Teachers Insurance and Annuity Association of America

(A41) Amendment to the Participation Agreement among Nuveen Securities, LLC, Teachers Advisors, LLC, TIAA-CREF Funds and Teachers Insurance and Annuity Association of America

(A42) Amendment to the Participation Agreement between Nuveen Securities, LLC and Teachers Insurance and Annuity Association of America

(A43) Amendment to the Participation Agreement among The Vanguard Group, Inc., Vanguard Marketing Corporation, Vanguard Variable Insurance Fund and Teachers Insurance and Annuity Association of America

(A44) Service and Subcontracting Agreement between TIAA Shared Services, LLC and Teachers Insurance and Annuity Association of America

(9)	Opinion and consent of Deirdre Hykal, Esquire

(10)	(A) Consent of Eversheds Sutherland (US) LLP

(B) Consents of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm

(13)	Powers of Attorney